Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 44.1% Value
Communications Services  3.4%
23,215 Alphabet, Inc., Class A $ 4,454,958
140,140 Alphabet, Inc., Class C 27,027,400
3,747 AMC Networks, Inc.
a
22,445
1,280 Angi , Inc.
a
20,762
60,286 AT&T, Inc. 1,652,439
3,007 Bandwidth, Inc.
a
41,827
60,106 CarGurus , Inc.
a
1,972,679
18,540 Cogent Communications Holdings 845,239
122,554 Comcast Corporation 4,072,469
19,672 E.W. Scripps Company
a
58,819
1,036 Electronic Arts, Inc. 157,980
2,375 Fox Corporation, Class A 132,430
1,448 Fox Corporation, Class B 74,051
2,086 Iridium Communications, Inc. 51,024
1,418 John Wiley and Sons, Inc. 54,735
8,725 Liberty Global, Ltd., Class A
a
87,425
4,761 Liberty Latin America, Ltd., Class
A
a
33,565
958 Liberty Media Corporation-Liberty
Formula One Group
a
96,135
593 Liberty Media Corporation-Liberty
Live Group
a
49,948
5,528 Magnite , Inc.
a
127,199
2,383 Match Group, Inc. 81,665
47,743 Meta Platforms, Inc. 36,926,346
6,206 Netflix, Inc.
a
7,195,236
7,613 New York Times Company 395,039
3,742 News Corporation, Class A 109,715
186 Nexstar Media Group, Inc. 34,802
52,981 Pinterest, Inc.
a
2,045,067
130 Reddit , Inc.
a
20,877
4,651 Sirius XM Holdings, Inc.
b
98,229
5,267 Spotify Technology SA
a
3,299,986
1,193 TechTarget , Inc.
a
8,637
1,543 Telephone and Data Systems, Inc. 60,239
555 TKO Group Holdings, Inc. 93,246
3,503 T-Mobile US, Inc. 835,150
11,924 Trade Desk, Inc.
a
1,036,911
26,731 Verizon Communications, Inc. 1,143,018
15,670 Walt Disney Company 1,866,454
289,591 Warner Brothers Discovery, Inc.
a
3,813,913
61,219 Warner Music Group Corporation 1,791,268
Total 101,889,327
Consumer Discretionary  4.4%
3,758 Adient plc
a
80,572
18,940 ADT, Inc. 158,149
21,056 Advance Auto Parts, Inc. 1,117,442
160,187 Amazon.com, Inc.
a
37,501,379
10,696 American Axle & Manufacturing
Holdings, Inc.
a
47,597
3,925 American Eagle Outfitters, Inc. 42,390
34,606 Aptiv plc
a
2,375,356
1,057 Aramark 44,986
834 Autoliv , Inc. 93,033
105 AutoZone, Inc.
a
395,680
7,894 Bath & Body Works, Inc. 228,610
769 Booking Holdings, Inc. 4,232,622
10,677 Boot Barn Holdings, Inc.
a
1,835,376
13,349 BorgWarner, Inc. 491,243
415 Bright Horizons Family Solutions,
Inc.
a
46,936
225 Brinker International, Inc.
a
35,460
1,478 Buckle, Inc. 72,969
23,937 Build-A-Bear Workshop, Inc. 1,213,845
Shares Common Stock  44.1% Value
Consumer Discretionary  4.4% - continued
1,114 CarMax, Inc.
a
$ 63,064
1,188 Carnival Corporation
a
35,367
114 Carvana Company
a
44,479
49 Cavco Industries, Inc.
a
19,780
27,366 Champion Homes, Inc.
a
1,666,589
4,014 Chewy, Inc.
a
147,314
16,373 Columbia Sportswear Company 926,221
3,137 Coursera, Inc.
a
39,652
11,450 Crocs, Inc.
a
1,141,908
31,269 D.R. Horton, Inc. 4,466,464
6,762 Dana, Inc. 107,651
416 Darden Restaurants, Inc. 83,895
8,375 Deckers Outdoor Corporation
a
889,174
297 Domino's Pizza, Inc. 137,573
28,062 DoorDash , Inc.
a
7,022,515
572 Dorman Products, Inc.
a
68,995
86 Dutch Bros, Inc.
a
5,097
3,606 eBay, Inc. 330,850
2,836 Etsy, Inc.
a
165,254
15,680 Expedia Group, Inc. 2,825,850
1,133 Five Below, Inc.
a
154,677
26,472 Ford Motor Company 293,045
2,837 Fox Factory Holding Corporation
a
86,160
1,081 Frontdoor , Inc.
a
63,238
6,731 Gap, Inc. 130,985
10,756 Garmin, Ltd. 2,352,983
2,985 Garrett Motion, Inc. 38,924
443 General Motors Company 23,630
10,851 Gentex Corporation 286,683
2,409 GigaCloud Technology, Inc.
a,b
53,648
3,245 Goodyear Tire & Rubber
Company
a
33,359
3,860 Grand Canyon Education, Inc.
a
650,912
1,629 Group 1 Automotive, Inc. 671,392
5,563 Hasbro, Inc. 418,115
16,473 Hilton Worldwide Holdings, Inc. 4,416,082
16,091 Home Depot, Inc. 5,913,603
6,941 Installed Building Products, Inc. 1,404,095
4,498 Kohl's Corporation
b
48,758
13,373 Laureate Education, Inc.
a
302,230
24,412 La-Z-Boy, Inc. 878,100
565 Lear Corporation 53,274
265 Lithia Motors, Inc. 76,320
2,405 LKQ Corporation 70,875
17,899 Lowe's Companies, Inc. 4,001,679
10,545 Mattel, Inc.
a
179,370
2,333 McDonald's Corporation 700,063
18,754 Modine Manufacturing Company
a
2,523,538
1,518 Mohawk Industries, Inc.
a
173,826
1,358 Murphy USA, Inc. 492,248
2,251 National Vision Holdings, Inc.
a
54,609
290 NVR, Inc.
a
2,189,352
20,410 O'Reilly Automotive, Inc.
a
2,006,711
389 Planet Fitness, Inc.
a
42,475
3,213 Pool Corporation 990,054
490 PulteGroup, Inc. 55,331
1,282 Ralph Lauren Corporation 382,998
13,637 Ross Stores, Inc. 1,861,996
391 Royal Caribbean Cruises, Ltd. 124,287
1,708 Service Corporation International/
US 130,337
24,411 SharkNinja , Inc.
a
2,834,117
22,737 Six Flags Entertainment
Corporation
a
681,201
135,492 Sony Group Corporation ADR 3,295,165

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  44.1% Value
Consumer Discretionary  4.4% - continued
5,534 Stoneridge, Inc.
a
$ 42,612
673 Strategic Education, Inc. 49,900
2,824 Tapestry, Inc. 305,077
344 Taylor Morrison Home Corporation
a
20,392
37,678 Tesla, Inc.
a
11,614,997
236 Texas Roadhouse, Inc. 43,691
752 Toll Brothers, Inc. 89,007
49 TopBuild Corporation
a
18,151
2,266 Travel + Leisure Company 134,261
399 Ulta Beauty, Inc.
a
205,489
282 Urban Outfitters, Inc.
a
21,229
1,499 Valvoline, Inc.
a
52,840
4,515 VF Corporation 52,916
11,974 Viking Holdings, Ltd.
a
703,113
784 Visteon Corporation
a
87,142
1,234 Wayfair, Inc.
a
81,000
5,591 Wingstop , Inc. 2,109,708
81 Winmark Corporation 30,571
54,500 Wyndham Hotels & Resorts, Inc. 4,687,000
11,192 Wynn Resorts, Ltd. 1,220,264
1,427 Yum! Brands, Inc. 205,702
Total 133,116,844
Consumer Staples  1.4%
4,662 Albertsons Companies, Inc. 89,604
3,992 Altria Group, Inc. 247,264
1,329 Archer-Daniels-Midland Company 72,005
844 BellRing Brands, Inc.
a
46,066
18,548 BJ's Wholesale Club Holdings,
Inc.
a
1,964,233
394 Bunge Global SA 31,425
5,334 Casey's General Stores, Inc. 2,774,373
1,762 Central Garden & Pet Company,
Class A
a
62,586
14,037 Church & Dwight Company, Inc. 1,316,249
11,126 Colgate-Palmolive Company 932,915
12,742 Conagra Brands, Inc. 232,669
779 Costco Wholesale Corporation 731,980
351,296 Coty, Inc.
a
1,703,786
1,962 Darling Ingredients, Inc.
a
63,530
3,296 Dole plc 46,935
785 Ingredion, Inc. 103,259
15,213 J & J Snack Foods Corporation 1,717,396
17,611 John B. Sanfilippo & Son, Inc. 1,114,952
193,786 Kenvue , Inc. 4,154,772
52,240 Keurig Dr Pepper, Inc. 1,705,636
1,093 Kimberly-Clark Corporation 136,210
520 Kraft Heinz Company 14,279
1,657 Kroger Company 116,156
18,539 Maplebear , Inc.
a
889,316
5,847 Marzetti Company 1,039,363
1,650 McCormick & Company, Inc. 116,539
2,496 Mondelez International, Inc. 161,466
5,434 Monster Beverage Corporation
a
319,247
8,124 Philip Morris International, Inc. 1,332,742
726 Primo Brands Corporation 20,045
14,614 Procter & Gamble Company 2,198,969
145 Sprouts Farmers Markets, Inc.
a
21,973
69,044 Sysco Corporation 5,495,902
11,729 Turning Point Brands, Inc. 972,803
1,492 Tyson Foods, Inc. 78,032
77,874 Unilever plc ADR 4,550,178
1,705 US Foods Holding Corporation
a
142,078
20,368 Vita Coco Company, Inc.
a
718,176
Shares Common Stock  44.1% Value
Consumer Staples  1.4% - continued
51,953 Walmart, Inc. $ 5,090,355
Total 42,525,464
Energy  1.7%
38,747 Antero Midstream Corporation 711,008
4,409 Antero Resources Corporation
a
154,006
3,178 APA Corporation 61,304
2,432 Archrock , Inc. 56,812
24,973 Baker Hughes Company 1,125,034
9,874 Berry Corporation 29,820
707 Cactus, Inc. 29,913
7,968 Cheniere Energy, Inc. 1,879,492
377 Chevron Corporation 57,168
768 Chord Energy Corporation 84,734
4,982 Civitas Resources, Inc. 151,254
68,851 ConocoPhillips 6,564,254
3,434 Crescent Energy Company 31,730
117,688 Devon Energy Corporation 3,909,595
4,533 DHT Holdings, Inc. 50,271
1,957 DT Midstream, Inc. 201,043
160,359 Enterprise Products Partners, LP 4,969,525
9,408 EOG Resources, Inc. 1,129,148
2,132 EQT Corporation 114,595
24,344 Expand Energy Corporation 2,550,764
91,867 Exxon Mobil Corporation 10,256,032
2,795 Gulfport Energy Corporation
a
486,693
91,476 Halliburton Company 2,049,062
16,149 Hess Midstream, LP 702,966
1,837 HF Sinclair Corporation 80,718
1,243 Kimbell Royalty Partners, LP 18,483
37,898 Kinder Morgan, Inc. 1,063,418
1,709 Kodiak Gas Services, Inc. 55,252
21,534 Kosmos Energy, Ltd.
a
46,298
17,302 Marathon Petroleum Corporation 2,944,627
16,978 Matador Resources Company 846,863
1,393 Noble Corporation plc 37,346
1,109 Occidental Petroleum Corporation 48,730
2,550 Oceaneering International, Inc.
a
55,335
3,084 Oil States International, Inc.
a
15,389
3,043 ONEOK, Inc. 249,861
7,152 Ovintiv , Inc. 294,519
1,727 Par Pacific Holdings, Inc.
a
54,193
7,435 Permian Resources Corporation 105,280
757 Phillips 66 93,550
2,253 Range Resources Corporation 82,730
367 Ranger Energy Services, Inc. 4,914
29,871 Shell plc ADR 2,156,985
1,338 SM Energy Company 36,915
2,377 Talos Energy, Inc.
a
20,323
158 Targa Resources Corporation 26,293
74,716 TechnipFMC plc 2,717,421
354 Valero Energy Corporation 48,608
4,702 Vital Energy, Inc.
a
87,880
111 Weatherford International plc 6,277
25,061 Williams Companies, Inc. 1,502,407
Total 50,056,838
Financials  6.9%
308 1st Source Corporation 18,425
2,920 Affiliated Managers Group, Inc. 612,820
1,851 Affirm Holdings, Inc.
a
126,905
830 Aflac, Inc. 82,469
17,675 AGNC Investment Corporation 166,675
17,404 Allstate Corporation 3,537,363
64,215 Ally Financial, Inc. 2,430,538

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  44.1% Value
Financials  6.9% - continued
12,598 Amalgamated Financial
Corporation $ 365,216
11,298 American Express Company 3,381,604
41,391 American International Group, Inc. 3,213,183
6,281 Ameriprise Financial, Inc. 3,254,751
1,343 Ameris Bancorp 91,794
579 AMERISAFE, Inc. 25,928
8,768 Annaly Capital Management, Inc. 178,253
23,841 Arch Capital Group, Ltd. 2,051,756
7,714 Ares Management Corporation 1,431,178
4,221 Arthur J. Gallagher & Company 1,212,482
2,726 Artisan Partners Asset
Management, Inc. 123,351
19,279 Associated Banc-Corp 476,962
748 Assurant, Inc. 140,100
840 Atlantic Union Bankshares
Corporation 26,628
1,034 Axis Capital Holdings, Ltd. 97,031
228,057 Bank of America Corporation 10,780,254
52 Bank of Hawaii Corporation 3,218
533 Bank of Marin Bancorp 12,072
21,608 Bank of N.T. Butterfield & Son, Ltd. 983,380
45,975 Bank of New York Mellon
Corporation 4,664,164
874 Bank OZK 43,088
1,188 BankFinancial Corporation 13,211
2,437 BankUnited , Inc. 88,877
1,530 Bar Harbor Bankshares 44,431
1,724 BCB Bancorp, Inc. 14,413
6,438 Berkshire Hathaway, Inc.
a
3,037,963
16,456 Berkshire Hills Bancorp, Inc. 405,476
624 BlackRock, Inc. 690,150
1,167 Blackstone Mortgage Trust, Inc. 21,566
1,571 Block, Inc.
a
121,375
11,968 Blue Owl Capital, Inc. 231,581
43,374 Bridgewater Bancshares, Inc.
a
674,899
4,614 Brookline Bancorp, Inc. 47,616
2,856 Brown & Brown, Inc. 260,953
1,707 Burke & Herbert Financial Services
Corporation 98,989
2,095 Business First Bancshares, Inc. 49,756
7,132 Byline Bancorp, Inc. 187,572
206 C&F Financial Corporation 13,153
1,714 Cadence Bank 59,733
4,088 California BanCorp
a
61,279
187 Camden National Corporation 7,052
664 Capital City Bank Group, Inc. 26,288
42,493 Capital One Financial Corporation 9,135,995
9,033 Capitol Federal Financial, Inc. 54,379
1,629 Carlyle Group, Inc. 98,815
266 Cathay General Bancorp 12,029
1,364 Cboe Global Markets, Inc. 328,779
4,632 Central Pacific Financial
Corporation 123,489
108,687 Charles Schwab Corporation 10,621,981
3,370 Chimera Investment Corporation 45,057
230 ChoiceOne Financial Services, Inc. 6,762
16,016 Chubb, Ltd. 4,260,897
1,156 Cincinnati Financial Corporation 170,522
6,341 Citigroup, Inc. 594,152
1,194 Citizens Financial Group, Inc. 56,978
2,121 CME Group, Inc. 590,232
1,756 CNB Financial Corporation 40,300
2,830 CNO Financial Group, Inc. 104,257
1,116 Coinbase Global, Inc.
a
421,580
1,152 Colony Bankcorp , Inc. 18,881
Shares Common Stock  44.1% Value
Financials  6.9% - continued
5,080 Columbia Banking System, Inc. $ 120,904
1,559 Comerica, Inc. 105,342
1,384 Commerce Bancshares, Inc. 84,701
118 Community Financial System, Inc. 6,219
4,730 Community Trust Bancorp, Inc. 255,325
627 Community West Bancshares 12,070
1,373 ConnectOne Bancorp, Inc. 31,620
662 Cullen/Frost Bankers, Inc. 84,345
166 CVB Financial Corporation 3,103
149 Diamond Hill Investment Group,
Inc. 20,200
21,759 Donnelley Financial Solutions, Inc.
a
1,152,357
2,940 Dynex Capital, Inc. 36,574
2,324 Eagle Bancorp, Inc. 37,393
1,968 East West Bancorp, Inc. 197,292
1,168 Eastern Bankshares , Inc. 18,046
1,696 Enact Holdings, Inc. 58,953
984 Enova International, Inc.
a
102,887
6,709 Enterprise Financial Services
Corporation 370,270
2,421 Equitable Holdings, Inc. 124,318
1,210 Equity Bancshares, Inc. 45,472
2,536 Essent Group, Ltd. 141,991
68 Euronet Worldwide, Inc.
a
6,608
225 Evercore , Inc. 67,756
2,944 F.N.B. Corporation 45,102
1,740 FactSet Research Systems, Inc. 701,046
1,656 Farmers National Banc
Corporation 22,422
6,549 Federal Agricultural Mortgage
Corporation 1,128,196
4,867 Federated Hermes, Inc. 241,257
4,728 Fidelity National Information
Services, Inc. 375,450
2,405 Fifth Third Bancorp 99,976
5,887 Financial Institutions, Inc. 150,060
2,716 First American Financial
Corporation 163,096
4,610 First Bancorp/Puerto Rico 96,026
1,788 First Citizens BancShares , Inc./NC 3,566,631
4,887 First Financial Bancorp 118,461
808 First Financial Bankshares , Inc. 27,973
2,274 First Financial Corporation 121,773
506 First Hawaiian, Inc. 12,270
6,390 First Horizon Corporation 139,366
1,692 First Internet Bancorp 37,106
18 First Interstate BancSystem , Inc. 518
2,014 First Merchants Corporation 76,774
2,110 First Mid-Illinois Bancshares, Inc. 80,117
663 FirstCash Holdings, Inc. 88,371
5,307 Fiserv, Inc.
a
737,355
1,592 Flagstar Financial, Inc. 17,974
3,267 Flushing Financial Corporation 39,171
977 Flywire Corporation
a
10,640
1,453 Franklin Resources, Inc. 34,872
24,583 Fulton Financial Corporation 441,265
4,038 Genworth Financial, Inc.
a
31,739
43,212 Glacier Bancorp, Inc. 1,893,982
282 Global Life, Inc. 39,613
679 Global Payments, Inc. 54,286
4,394 Great Southern Bancorp, Inc. 250,194
99 Hamilton Lane, Inc. 15,078
634 Hancock Whitney Corporation 37,862
557 Hanover Insurance Group, Inc. 95,598
2,781 HarborOne Bancorp, Inc. 32,899
2,194 Hartford Insurance Group, Inc. 272,912

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  44.1% Value
Financials  6.9% - continued
234 HBT Financial, Inc. $ 5,820
1,579 Home BancShares , Inc. 44,465
4,129 Hometrust Bancshares, Inc. 160,453
6,540 Horizon Bancorp, Inc. 101,305
17,847 Houlihan Lokey , Inc. 3,402,709
4,764 Huntington Bancshares, Inc./OH 78,273
52 Independent Bank Corporation/MA 3,305
2,546 Independent Bank Corporation/MI 77,780
42,193 Intercontinental Exchange, Inc. 7,798,532
6,502 Invesco, Ltd. 136,607
376 Investar Holding Corporation 8,159
9,750 Jack Henry & Associates, Inc. 1,655,696
832 Jackson Financial, Inc. 72,850
23,199 Janus Henderson Group plc 1,004,517
732 Jefferies Financial Group, Inc. 42,207
55,863 JPMorgan Chase & Company 16,548,855
7,495 Kearny Financial Corporation/MD 44,445
550 Kemper Corporation 33,874
203,768 KeyCorp 3,651,523
2,668 Kinsale Capital Group, Inc. 1,175,761
2,021 Ladder Capital Corporation 22,069
10,105 M&T Bank Corporation 1,906,813
557 MarketAxess Holdings, Inc. 114,464
7,229 Marsh & McLennan Companies,
Inc. 1,440,017
6,924 Mastercard , Inc. 3,922,238
1,109 Mercantile Bank Corporation 50,670
46,800 MetLife, Inc. 3,554,460
43,294 MGIC Investment Corporation 1,121,315
2,552 Midland States Bancorp, Inc. 43,282
11,300 MidWestOne Financial Group, Inc. 311,202
3,245 Moody's Corporation 1,673,544
998 Morningstar, Inc. 275,907
5,492 MSCI, Inc. 3,082,989
34,814 Nasdaq, Inc. 3,349,803
9,516 NMI Holdings, Inc.
a
355,137
238 Northeast Bank 23,602
1,673 Northeast Community Bancorp,
Inc. 34,564
23,559 Northern Trust Corporation 3,062,670
3,063 Northfield Bancorp, Inc. 32,621
28,917 Northwest Bancshares, Inc. 338,329
1,758 OceanFirst Financial Corporation 29,499
5,159 OFG Bancorp 219,877
74,610 Old National Bancorp 1,575,017
52,461 Old Republic International
Corporation 1,897,514
16,278 Old Second Bancorp, Inc. 276,238
13,315 OneMain Holdings, Inc. 769,474
310 Orange County Bancorp, Inc. 7,747
2,712 Orrstown Financial Services, Inc. 89,116
2,726 Pacific Premier Bancorp, Inc. 59,072
489 Palomar Holdings, Inc.
a
64,788
26 Park National Corporation 4,209
796 Paymentus Holdings, Inc.
a
22,192
908 PCB Bancorp 18,560
1,787 Peoples Bancorp, Inc./OH 51,180
841 Pinnacle Financial Partners, Inc. 73,915
411 PNC Financial Services Group,
Inc. 78,201
4,290 Popular, Inc. 491,548
1,915 Principal Financial Group, Inc. 149,044
8,130 Progressive Corporation 1,967,785
15,200 Prosperity Bancshares, Inc. 1,012,624
22,863 Provident Financial Services, Inc. 416,564
Shares Common Stock  44.1% Value
Financials  6.9% - continued
1,466 Prudential Financial, Inc. $ 151,848
5,527 Radian Group, Inc. 180,235
2,739 Regions Financial Corporation 69,379
395 Reinsurance Group of America,
Inc. 76,018
207 RenaissanceRe Holdings, Ltd. 50,454
309 Renasant Corporation 11,322
5,229 Repay Holdings Corporation
a
25,727
33,863 Rithm Capital Corporation 407,372
32,615 RLI Corporation 2,152,264
46,985 Robinhood Markets, Inc.
a
4,841,804
4,753 S&P Global, Inc. 2,619,378
276 Safety Insurance Group, Inc. 19,417
13,901 SEI Investments Company 1,224,956
198 Selective Insurance Group, Inc. 15,438
282 ServisFirst Bancshares, Inc. 22,179
4,302 Shore Bancshares, Inc. 66,724
1,389 Sierra Bancorp 40,725
476 Simmons First National
Corporation 9,125
888 Southern Missouri Bancorp, Inc. 48,032
1,270 SouthState Corporation 119,596
1,103 Starwood Property Trust, Inc. 21,464
2,847 StepStone Group, Inc. 168,998
1,680 Stifel Financial Corporation 191,722
645 StoneX Group, Inc.
a
62,720
1,492 Synchrony Financial 103,948
5,020 Synovus Financial Corporation 237,145
804 Tompkins Financial Corporation 52,003
6,305 TPG RE Finance Trust, Inc. 54,854
36,851 Tradeweb Markets, Inc. 5,105,706
40,084 Triumph Financial, Inc.
a
2,273,564
1,616 TrustCo Bank Corporation NY 54,233
12,231 Trustmark Corporation 455,605
2,403 U.S. Bancorp 108,039
817 UMB Financial Corporation 89,862
1,210 United Bankshares , Inc. 42,979
3,356 United Community Banks, Inc. 102,358
647 Unity Bancorp, Inc. 31,774
1,739 Univest Financial Corporation 50,153
3,226 Unum Group 231,659
198 Upstart Holdings, Inc.
a
16,185
12,290 Valley National Bancorp 113,928
2,768 Virtu Financial, Inc. 122,180
34,419 Visa, Inc. 11,890,732
4,222 WaFd , Inc. 122,881
2,151 Webster Financial Corporation 124,005
165,151 Wells Fargo & Company 13,316,125
2,393 WesBanco , Inc. 72,101
1,206 Westamerica Bancorporation 57,767
1,099 Western Alliance Bancorp 85,238
21,305 Western Union Company 171,505
3 White Mountains Insurance Group,
Ltd. 5,363
224 Willis Towers Watson plc 70,741
743 Wintrust Financial Corporation 95,089
4,664 WisdomTree , Inc. 61,891
214 WSFS Financial Corporation 11,736
37,505 Zions Bancorp NA 2,011,018
Total 206,730,443
Health Care  4.7%
5,586 Abbott Laboratories 704,897
17,261 AbbVie, Inc. 3,262,674
92,691 ADMA Biologics, Inc.
a
1,733,322

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  44.1% Value
Health Care  4.7% - continued
22,701 Agilent Technologies, Inc. $ 2,606,302
979 Agios Pharmaceuticals, Inc.
a
36,438
109 Align Technology, Inc.
a
14,062
13,495 Amgen, Inc. 3,982,375
3,151 Amicus Therapeutics, Inc.
a
18,874
3,768 Amneal Pharmaceuticals, Inc.
a
29,466
1,005 Anika Therapeutics, Inc.
a
8,296
1,457 Argenx SE ADR
a
976,671
532 Artivion , Inc.
a
16,444
107,578 Avantor , Inc.
a
1,445,848
1,288 Azenta , Inc.
a
42,118
538 Becton, Dickinson and Company 95,899
1,162 Biogen, Inc.
a
148,736
881 Biohaven , Ltd.
a
13,303
28,417 BioMarin Pharmaceutical, Inc.
a
1,643,923
3,902 Bio- Techne Corporation 213,556
34,497 Boston Scientific Corporation
a
3,619,425
303 Bruker Corporation 11,644
814 Cardinal Health, Inc. 126,349
2,167 CareDx , Inc.
a
26,622
10,564 Caribou Biosciences, Inc.
a
21,445
12,243 Cencora , Inc. 3,502,477
25,261 Centene Corporation
a
658,554
1,167 Certara , Inc.
a
11,483
1,414 Charles River Laboratories
International, Inc.
a
239,871
1,675 Chemed Corporation 690,603
10,841 Cigna Group 2,898,667
82,073 Concentra Group Holdings Parent,
Inc. 1,638,998
6,001 Cooper Companies, Inc.
a
424,211
15,474 CorVel Corporation
a
1,370,996
28,810 Danaher Corporation 5,680,180
3,792 Denali Therapeutics, Inc.
a
52,443
7,929 Dentsply Sirona, Inc. 113,464
12,226 Dexcom , Inc.
a
987,494
1,266 Doximity , Inc.
a
74,378
2,500 Dyne Therapeutics, Inc.
a
24,625
964 Edwards Lifesciences Corporation
a
76,455
13,126 Elanco Animal Health, Inc.
a
179,564
10,358 Eli Lilly & Company 7,665,645
4,793 Enanta Pharmaceuticals, Inc.
a
36,331
26,862 Encompass Health Corporation 2,957,775
216 Ensign Group, Inc. 32,400
17,614 Exact Sciences Corporation
a
826,977
456 Exelixis , Inc.
a
16,516
2,774 Fate Therapeutics, Inc.
a
3,051
10,473 Fortrea Holdings, Inc.
a
60,115
1,266 GE HealthCare Technologies, Inc. 90,291
40,846 Gilead Sciences, Inc. 4,586,597
3,133 Globus Medical, Inc.
a
164,890
5,046 GoodRx Holdings, Inc.
a
24,170
19,561 HealthEquity , Inc.
a
1,897,417
501 Henry Schein, Inc.
a
33,893
34 Hims & Hers Health, Inc.
a
2,250
59 Humana, Inc. 14,742
7,834 IDEXX Laboratories, Inc.
a
4,185,785
12,518 Illumina, Inc.
a
1,285,724
1,890 Incyte Corporation
a
141,542
478 Insmed , Inc.
a
51,280
7,498 Inspire Medical Systems, Inc.
a
933,801
2,263 Insulet Corporation
a
652,649
2,353 Integra LifeSciences Holdings
Corporation
a
30,918
3,586 Intellia Therapeutics, Inc.
a,b
41,741
Shares Common Stock  44.1% Value
Health Care  4.7% - continued
9,282 Intuitive Surgical, Inc.
a
$ 4,465,477
1,194 IQVIA Holding, Inc.
a
221,917
3,158 iTeos Therapeutics, Inc.
a
32,022
285 Jazz Pharmaceuticals, Inc.
a
32,670
58,282 Johnson & Johnson 9,601,377
19,098 Labcorp Holdings, Inc. 4,967,008
1,604 Medpace Holdings, Inc.
a
685,229
40,353 Medtronic plc 3,641,455
87,590 Merck & Company, Inc. 6,842,531
10,694 Merit Medical Systems, Inc.
a
907,493
322 Mettler -Toledo International, Inc.
a
397,245
3,194 Moderna , Inc.
a
94,415
2,012 Myriad Genetics, Inc.
a
7,726
8,204 Natera , Inc.
a
1,096,547
11,544 Neurocrine Biosciences, Inc.
a
1,480,287
424 Option Care Health, Inc.
a
12,444
6,384 Organon & Company 61,925
14,717 Penumbra, Inc.
a
3,712,658
1,002 Perrigo Company plc 26,723
20,598 Pfizer, Inc. 479,727
705 Prestige Consumer Healthcare,
Inc.
a
52,135
80,085 Progyny , Inc.
a
1,882,798
2,462 Prothena Corporation plc
a
16,914
387 PTC Therapeutics, Inc.
a
20,167
2,323 QIAGEN NV 114,617
788 Quest Diagnostics, Inc. 131,919
9,307 Relay Therapeutics, Inc.
a
32,761
14,252 Repligen Corporation
a
1,668,482
181 ResMed , Inc. 49,221
48 Revvity , Inc. 4,219
4,002 Rocket Pharmaceuticals, Inc.
a
12,206
25,894 Royalty Pharma plc 952,899
84,934 Sanofi SA ADR 3,876,388
64,101 scPharmaceuticals , Inc.
a
325,633
16,788 STERIS plc 3,802,314
58,547 Stevanato Group SPA 1,446,696
4,523 Stryker Corporation 1,776,318
623 Teleflex, Inc. 74,449
1,361 Tenet Healthcare Corporation
a
219,502
5,005 Thermo Fisher Scientific, Inc. 2,340,738
39,694 Twist Bioscience Corporation
a
1,332,528
2,562 United Therapeutics Corporation
a
703,781
19,572 UnitedHealth Group, Inc. 4,884,388
323 Universal Health Services, Inc. 53,763
1,250 Vaxcyte , Inc.
a
42,438
454 Veeva Systems, Inc.
a
129,027
25,036 Vericel Corporation
a
874,758
5,744 Vertex Pharmaceuticals, Inc.
a
2,624,261
49,877 Viatris , Inc. 435,925
25,051 Viemed Healthcare, Inc.
a
152,561
1,234 Viking Therapeutics, Inc.
a,b
40,191
3,538 Waters Corporation
a
1,021,633
1,630 Waystar Holding Corporation
a
60,277
4,317 West Pharmaceutical Services,
Inc. 1,032,885
3,842 Xencor , Inc.
a
31,965
1,714 Xenon Pharmaceuticals, Inc.
a
52,346
40,432 Zimmer Biomet Holdings, Inc. 3,705,593
Total 139,905,224
Industrials  5.9%
3,219 A.O. Smith Corporation 227,873
394 Acuity, Inc. 122,672
8,366 Advanced Drainage Systems, Inc. 959,998

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  44.1% Value
Industrials  5.9% - continued
3,318 AECOM $ 374,071
417 AGCO Corporation 49,193
441 Air Lease Corporation 24,431
551 Alaska Air Group, Inc.
a
29,181
1,539 Allegheny Technologies, Inc.
a
118,411
1,207 Allegion plc 200,265
1,082 Allison Transmission Holdings, Inc. 97,456
70,014 Amentum Holdings, Inc.
a
1,748,250
16,027 AMETEK, Inc. 2,962,591
2,180 API Group Corporation
a
78,633
363 Applied Industrial Technologies,
Inc. 98,554
847 Arcosa , Inc. 72,740
90 Argan , Inc. 22,048
2,183 Armstrong World Industries, Inc. 410,775
22,644 Atmus Filtration Technologies, Inc. 881,078
8,763 Automatic Data Processing, Inc. 2,712,148
3,155 Axon Enterprise, Inc.
a
2,383,571
272 AZZ, Inc. 29,784
35,952 Badger Infrastructure Solutions,
Ltd. 1,356,762
41,204 Barrett Business Services, Inc. 1,894,148
2,223 Brady Corporation 156,877
28,775 BWX Technologies, Inc. 4,371,786
2,916 C.H. Robinson Worldwide, Inc. 336,273
8 CACI International, Inc.
a
3,685
8,559 Casella Waste Systems, Inc.
a
930,620
17,017 Caterpillar, Inc. 7,453,786
25,698 CECO Environmental Corporation
a
1,155,125
6,969 Clean Harbors, Inc.
a
1,643,360
324,633 CNH Industrial NV 4,207,244
132 CSW Industrials, Inc. 34,251
188,898 CSX Corporation 6,713,435
494 Cummins, Inc. 181,604
1,901 Curtiss-Wright Corporation 931,908
20,628 Dayforce , Inc.
a
1,189,617
103,870 Delta Air Lines, Inc. 5,526,923
3,993 DNOW, Inc.
a
62,131
732 Donaldson Company, Inc. 52,682
26 Dover Corporation 4,710
188 Dycom Industries, Inc.
a
50,536
2,159 EMCOR Group, Inc. 1,354,751
1,726 Energy Recovery, Inc.
a
23,215
40,539 Enerpac Tool Group Corporation 1,561,157
7,601 EnPro , Inc. 1,614,528
39,725 ExlService Holdings, Inc.
a
1,725,257
9,582 Expeditors International of
Washington, Inc. 1,113,812
152,400 Fastenal Company 7,030,212
14,410 Federal Signal Corporation 1,823,874
13,224 Ferguson Enterprises, Inc. 2,953,316
56,929 Flowserve Corporation 3,190,301
3,224 Fortive Corporation 154,526
1,263 Fortune Brands Innovations, Inc. 68,884
109,709 Gates Industrial Corporation plc
a
2,720,783
12,763 General Dynamics Corporation 3,977,078
11,676 General Electric Company 3,165,130
308 Gorman-Rupp Company 12,677
7,098 Graco , Inc. 596,090
8,818 Great Lakes Dredge & Dock
Corporation
a
97,703
27,037 Helios Technologies, Inc. 991,988
323 Herc Holdings, Inc. 37,730
50,067 Hexcel Corporation 2,999,514
905 HNI Corporation 46,553
Shares Common Stock  44.1% Value
Industrials  5.9% - continued
22,675 Honeywell International, Inc. $ 5,041,786
24,978 Howmet Aerospace, Inc. 4,490,295
4,494 Hudson Technologies, Inc.
a
42,199
1,839 IDEX Corporation 300,695
2,760 IES Holdings, Inc.
a
974,473
1,837 Ingersoll Rand, Inc. 155,465
1,106 Insteel Industries, Inc. 39,927
2,563 ITT Corporation 435,607
23,471 Jacobs Solutions, Inc. 3,329,831
17,418 JB Hunt Transport Services, Inc. 2,509,063
2,367 Johnson Controls International plc 248,535
1,877 Kirby Corporation
a
178,897
24,127 Knight-Swift Transportation
Holdings, Inc. 1,025,397
13,469 Korn Ferry 954,548
17,286 L3Harris Technologies, Inc. 4,750,539
6,137 Landstar System, Inc. 818,492
1,512 Legalzoom.com, Inc.
a
13,593
9,030 Leidos Holdings, Inc. 1,441,639
7,757 Limbach Holdings, Inc.
a
1,062,709
5,596 Lincoln Electric Holdings, Inc. 1,362,626
3,338 Lyft, Inc.
a
46,932
1,125 ManpowerGroup , Inc. 46,406
3,391 Masco Corporation 231,029
127,901 Masterbrand, Inc.
a
1,410,748
498 Maximus, Inc. 36,782
2,469 McGrath RentCorp 308,107
476 Middleby Corporation
a
69,115
4,957 Miller Industries, Inc. 201,998
11,083 Moog, Inc. 2,145,447
28,756 Mueller Water Products, Inc. 711,999
2,868 NEXTracker , Inc.
a
167,090
53 Nordson Corporation 11,353
23,129 nVent Electric plc 1,813,776
18,096 Old Dominion Freight Line, Inc. 2,700,828
784 Oshkosh Corporation 99,200
7,327 Otis Worldwide Corporation 627,851
315 PACCAR, Inc. 31,109
7,614 Parker-Hannifin Corporation 5,572,687
145 Paylocity Holding Corporation
a
26,808
6,813 Pentair plc 696,289
593 Pitney Bowes, Inc. 6,736
183 Primoris Services Corporation 17,233
4,182 Quanta Services, Inc. 1,698,436
4,640 QXO, Inc.
a
93,078
3,701 RBC Bearings, Inc.
a
1,433,545
252 Regal Rexnord Corporation 38,526
3,950 Republic Services, Inc. 911,067
11,140 Rockwell Automation, Inc. 3,918,049
81 Ryder System, Inc. 14,395
38,975 Schneider National, Inc. 952,939
778 Sensata Technologies Holding plc 23,931
8,908 Shoals Technologies Group, Inc.
a
48,014
115 SkyWest, Inc.
a
13,335
34,935 Southwest Airlines Company 1,080,540
396 SPX Technologies, Inc.
a
72,226
1,155 SS&C Technologies Holdings, Inc. 98,729
2,765 Stanley Black & Decker, Inc. 187,052
3,196 Sterling Construction Company,
Inc.
a
855,218
21,939 Timken Company 1,669,339
494 Toro Company 36,679
8,320 Trane Technologies plc 3,644,826
102 TransDigm Group, Inc. 164,063
13,948 TransUnion 1,327,710

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  44.1% Value
Industrials  5.9% - continued
15,619 Trex Company, Inc.
a
$ 1,003,365
1,763 Trinity Industries, Inc. 41,078
51,839 Uber Technologies, Inc.
a
4,548,872
8,832 UFP Industries, Inc. 865,536
758 UL Solutions, Inc. 55,425
578 UniFirst Corporation/MA 98,855
4,743 Union Pacific Corporation 1,052,804
2,691 United Airlines Holdings, Inc.
a
237,642
27,384 United Parcel Service, Inc. 2,359,405
2,621 United Rentals, Inc. 2,314,186
385 Veralto Corporation 40,360
12,743 Verisk Analytics, Inc. 3,551,602
2,718 Verra Mobility Corporation
a
68,657
1,013 Wabtec Corporation 194,547
8,327 Waste Connections, Inc. 1,554,401
2,335 Waste Management, Inc. 535,089
2,361 Watsco , Inc. 1,064,528
44,780 WNS Holdings, Ltd.
a
3,349,096
1,297 Xylem, Inc. 187,572
1,690 Zurn Elkay Water Solutions
Corporation 74,783
Total 176,755,604
Information Technology  11.4%
3,657 Adobe, Inc.
a
1,308,072
11,557 Agilysys , Inc.
a
1,318,423
1,126 Ambarella , Inc.
a
74,417
60,362 Amphenol Corporation 6,429,157
3,479 Analog Devices, Inc. 781,488
161,734 Apple, Inc. 33,571,126
18,338 Applied Materials, Inc. 3,301,940
3,351 AppLovin Corporation
a
1,309,236
30,629 Arista Networks, Inc.
a
3,774,105
318 Arrow Electronics, Inc.
a
36,888
547 Astera Labs, Inc.
a
74,791
336 Atlassian Corporation
a
64,438
11,869 Autodesk, Inc.
a
3,597,613
758 Avnet, Inc. 40,128
5,105 Bel Fuse, Inc. 663,854
291 BILL Holdings, Inc.
a
12,469
12,620 BlackLine , Inc.
a
678,704
69,548 Broadcom, Inc. 20,426,248
13,552 CDW Corporation 2,363,198
163 Cirrus Logic, Inc.
a
16,416
150,275 Cisco Systems, Inc. 10,230,722
309 Clearfield, Inc.
a
13,537
436 Clearwater Analytics Holdings,
Inc.
a
8,833
1,563 Cognex Corporation 63,723
1,472 Cognizant Technology Solutions
Corporation 105,631
653 Coherent Corporation
a
70,263
861 CommVault Systems, Inc.
a
163,547
475 Consensus Cloud Solutions, Inc.
a
9,585
2,116 Corning, Inc. 133,816
21,044 Crane NXT Company 1,248,751
1,523 Credo Technology Group Holding,
Ltd.
a
169,891
7,316 CyberArk Software, Ltd.
a
3,010,315
9,347 Datadog , Inc.
a
1,308,393
9,548 Descartes Systems Group, Inc.
a
1,009,796
30,448 DocuSign, Inc.
a
2,303,087
2,989 Dolby Laboratories, Inc. 225,191
29,572 Dynatrace Holdings, LLC
a
1,555,783
224 Elastic NV
a
18,749
Shares Common Stock  44.1% Value
Information Technology  11.4% - continued
2,829 Enphase Energy, Inc.
a
$ 91,546
377 Entegris , Inc. 29,579
245 EPAM Systems, Inc.
a
38,639
774 F5, Inc.
a
242,587
5,598 Fabrinet
a
1,812,241
541 Fair Isaac Corporation
a
777,265
391 First Solar, Inc.
a
68,319
10,382 Flex, Ltd.
a
517,750
35,350 Fortinet, Inc.
a
3,531,465
3,234 Freshworks , Inc.
a
42,010
3,201 Gartner, Inc.
a
1,084,019
6,196 Gen Digital, Inc. 182,720
48,132 Gitlab , Inc.
a
2,108,663
13,611 Guidewire Software, Inc.
a
3,079,080
3,068 HubSpot , Inc.
a
1,594,286
27,201 I3 Verticals, Inc.
a
761,084
5,385 Impinj , Inc.
a
832,413
200 Intapp , Inc.
a
8,010
23,812 International Business Machines
Corporation 6,028,008
3,247 Intuit, Inc. 2,549,317
570 IPG Photonics Corporation
a
42,687
550 Itron , Inc.
a
68,497
79,004 JFrog , Ltd.
a
3,429,564
4,229 Keysight Technologies, Inc.
a
693,175
892 KLA Corporation 784,095
2,426 Lam Research Corporation 230,082
17,625 Lattice Semiconductor
Corporation
a
878,254
4,179 Littelfuse , Inc. 1,075,382
230 MACOM Technology Solutions
Holdings, Inc.
a
31,542
59 Manhattan Associates, Inc.
a
12,960
13,689 Marvell Technology, Inc. 1,100,185
1,824 Microchip Technology, Inc. 123,284
26,421 Micron Technology, Inc. 2,883,588
117,460 Microsoft Corporation 62,664,910
551 Mirion Technologies, Inc.
a
12,315
355 MKS, Inc. 33,789
2,923 Monday.com, Ltd.
a
766,674
43 Monolithic Power Systems, Inc. 30,583
6,059 Motorola Solutions, Inc. 2,659,780
1,787 NetApp, Inc. 186,080
198,363 Nokia Oyj ADR
b
809,321
758 Nutanix , Inc.
a
56,979
323,008 NVIDIA Corporation 57,453,433
382 Okta , Inc.
a
37,360
21,659 ON Semiconductor Corporation
a
1,220,701
12,056 Onto Innovation, Inc.
a
1,142,306
25,802 Oracle Corporation 6,547,774
34,839 Palantir Technologies, Inc.
a
5,516,756
53,925 Pegasystems , Inc. 3,165,937
4,663 Plexus Corporation
a
594,532
286 Procore Technologies, Inc.
a
20,486
9,321 PTC, Inc.
a
2,002,244
1,247 Q2 Holdings, Inc.
a
101,256
21,036 Qorvo , Inc.
a
1,758,610
42,054 Qualcomm, Inc. 6,171,845
1,075 Ralliant Corporation
a
49,149
13,202 Salesforce, Inc. 3,410,473
113,478 Samsung Electronics Company,
Ltd. 5,783,290
9,471 SAP SE ADR 2,715,336
8,260 ServiceNow , Inc.
a
7,790,171
4,164 Silicon Laboratories, Inc.
a
548,690

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  44.1% Value
Information Technology  11.4% - continued
2,190 Skyworks Solutions, Inc. $ 150,103
33,382 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 8,065,759
39,471 TD SYNNEX Corporation 5,699,218
2,054 TE Connectivity plc 422,610
871 Teledyne Technologies, Inc.
a
479,938
1,565 Tenable Holdings, Inc.
a
49,000
2,036 Teradyne, Inc. 218,727
1,939 Texas Instruments, Inc. 351,075
68,895 Trimble, Inc.
a
5,779,602
36,540 TTM Technologies, Inc.
a
1,726,515
144 Twilio , Inc.
a
18,576
3,117 Tyler Technologies, Inc.
a
1,822,074
460 Unity Software, Inc.
a
15,346
859 Varonis Systems, Inc.
a
47,958
6,110 VeriSign, Inc. 1,642,796
4,679 Vontier Corporation 194,038
79,877 Weave Communications, Inc.
a
583,102
800 Western Digital Corporation 62,952
5,235 Zebra Technologies Corporation
a
1,774,770
572 Zoom Communications, Inc.
a
42,357
298 Zscaler , Inc.
a
85,097
Total 340,707,013
Materials  1.5%
12,194 Albemarle Corporation 827,363
4,318 Alcoa Corporation 129,410
138,483 Amcor plc 1,294,816
1,292 AptarGroup, Inc. 203,025
641 Avery Dennison Corporation 107,541
3,771 Avient Corporation 119,050
48,926 Axalta Coating Systems, Ltd.
a
1,385,584
661 Balchem Corporation 100,783
3,104 Ball Corporation 177,735
58,964 CF Industries Holdings, Inc. 5,473,628
9,885 Coeur Mining, Inc.
a
85,901
800 Commercial Metals Company 41,488
38,561 Constellium SE
a
528,671
8,463 Corteva , Inc. 610,436
34,767 Crown Holdings, Inc. 3,454,449
1,354 Dow, Inc. 31,535
17,959 DuPont de Nemours, Inc. 1,291,252
153 Eagle Materials, Inc. 34,316
22,823 Eastman Chemical Company 1,657,178
11,936 Ecolab, Inc. 3,124,367
10,152 Element Solutions, Inc. 239,587
831 FMC Corporation 32,442
2,916 Freeport-McMoRan, Inc. 117,340
15,234 Greif, Inc. 966,293
20,833 Hecla Mining Company 119,581
6,136 Huntsman Corporation 59,519
18,109 Ingevity Corporation
a
756,775
1,838 International Flavors & Fragrances,
Inc. 130,553
117,234 Ivanhoe Mines, Ltd.
a
914,621
1,471 Kaiser Aluminum Corporation 113,723
1,123 Koppers Holdings, Inc. 36,902
6,412 Linde plc 2,951,187
1,015 LyondellBasell Industries NV 58,799
1,637 Magnera Corporation
a
20,381
2,558 Martin Marietta Materials, Inc. 1,470,543
1,060 Minerals Technologies, Inc. 61,639
11,394 Mosaic Company 410,298
42 NewMarket Corporation 28,854
Shares Common Stock  44.1% Value
Materials  1.5% - continued
7,190 Newmont Corporation $ 446,499
39,622 Nucor Corporation 5,668,720
2,108 O-I Glass, Inc.
a
27,425
46,523 Olin Corporation 881,146
4,438 Packaging Corporation of America 859,863
2,049 PPG Industries, Inc. 216,170
146 Reliance, Inc. 42,359
1,555 Royal Gold, Inc. 235,458
6,936 RPM International, Inc. 814,356
1,210 Scotts Miracle- Gro Company 75,819
2,259 Sealed Air Corporation 66,121
1,992 Sensient Technologies Corporation 223,682
2,934 Sonoco Products Company 132,235
20,582 Steel Dynamics, Inc. 2,625,440
629 Stepan Company 31,934
10,419 Tronox Holdings plc 33,237
4,034 Vulcan Materials Company 1,108,019
15,298 West Fraser Timber Company, Ltd. 1,060,304
Total 43,716,352
Real Estate  1.3%
4,884 Agree Realty Corporation 350,183
3,082 Alexandria Real Estate Equities,
Inc. 235,557
684 Alpine Income Property Trust, Inc. 9,610
3,824 Anywhere Real Estate, Inc.
a
17,667
7,377 AvalonBay Communities, Inc. 1,374,188
14,230 Brixmor Property Group, Inc. 371,830
46,348 Broadstone Net Lease, Inc. 752,692
1,656 CareTrust REIT, Inc. 52,661
766 CBL & Associates Properties, Inc. 20,728
32,860 CBRE Group, Inc.
a
5,117,616
5,167 Chatham Lodging Trust 35,239
6,105 Colliers International Group, Inc. 920,085
8,285 Compass, Inc.
a
65,783
21,896 CoStar Group, Inc.
a
2,084,280
5,329 Cousins Properties, Inc. 144,416
43,544 Crown Castle, Inc. 4,576,039
3,617 Curbline Properties Corporation 79,936
87,031 Cushman and Wakefield plc
a
1,060,908
10,264 Douglas Elliman , Inc.
a
28,226
21,420 Easterly Government Properties,
Inc. 471,240
12,341 EPR Properties 679,249
71,711 Essential Properties Realty Trust,
Inc. 2,186,468
761 Essex Property Trust, Inc. 197,997
5,605 Extra Space Storage, Inc. 753,088
622 Federal Realty Investment Trust 57,324
31,827 First Industrial Realty Trust, Inc. 1,550,611
1,676 Getty Realty Corporation 46,576
660 Global Net Lease, Inc. 4,613
191,821 Healthcare Realty Trust, Inc. 2,946,371
36,727 Host Hotels & Resorts, Inc. 577,348
420 Howard Hughes Holdings, Inc.
a
28,867
8,622 Independence Realty Trust, Inc. 144,591
17,181 Industrial Logistics Properties Trust 91,403
11,475 Innovative Industrial Properties,
Inc. 593,258
9,927 InvenTrust Properties Corporation 273,687
426 Iron Mountain, Inc. 41,475
551 Jones Lang LaSalle, Inc.
a
148,968
2,466 Kimco Realty Corporation 52,353
127 Lamar Advertising Company 15,526
37,041 Millrose Properties, Inc. 1,110,860

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  44.1% Value
Real Estate  1.3% - continued
59,172 National Storage Affiliates Trust $ 1,743,207
5,070 NetSTREIT Corporation 92,426
494 NNN REIT, Inc. 20,382
37,892 Outfront Media, Inc. 664,247
46,349 Park Hotels & Resorts, Inc. 494,080
2,832 Peakstone Realty Trust 38,515
10,333 Pebblebrook Hotel Trust 103,640
384 Postal Realty Trust, Inc. 5,265
528 RE/MAX Holdings, Inc.
a
4,060
1,495 Rexford Industrial Realty, Inc. 54,612
9,180 RLJ Lodging Trust 67,932
1,127 RMR Group, Inc. 18,100
770 Ryman Hospitality Properties 73,196
56,375 Sabra Health Care REIT, Inc. 1,016,441
1,493 Safehold , Inc. 20,887
8,732 SBA Communications Corporation 1,962,255
7,209 Sila Realty Trust, Inc. 176,188
164 Simon Property Group, Inc. 26,862
8,998 STAG Industrial, Inc. 308,901
28,356 Summit Hotel Properties, Inc. 148,018
29,824 Tanger , Inc. 895,316
26,806 Terreno Realty Corporation 1,487,465
234,937 Uniti Group, Inc.
a
1,249,865
9,269 Xenia Hotels & Resorts, Inc. 117,809
3,625 Zillow Group, Inc., Class A
a
278,219
3,140 Zillow Group, Inc., Class C
a
249,787
Total 40,587,192
Utilities  1.5%
105,748 AES Corporation 1,390,586
18,886 Alliant Energy Corporation 1,227,779
1,734 American States Water Company 127,605
1,770 American Water Works Company,
Inc. 248,225
523 Artesian Resources Corporation 17,076
686 Avista Corporation 25,588
5,091 Black Hills Corporation 294,158
14,959 Brookfield Infrastructure
Corporation 583,999
286 California Water Service Group 13,004
35,959 CenterPoint Energy, Inc. 1,395,928
8,019 Clearway Energy, Inc., Class A 246,825
8,336 Clearway Energy, Inc., Class C 272,004
14,117 Constellation Energy Corporation 4,910,457
50,852 Duke Energy Corporation 6,185,637
36,241 Edison International 1,888,881
81,860 Entergy Corporation 7,402,600
6,412 Essential Utilities, Inc. 235,962
3,992 Eversource Energy 263,871
6,221 Exelon Corporation 279,572
2,863 FirstEnergy Corporation 122,279
14,998 Hawaiian Electric Industries, Inc.
a
160,778
838 Middlesex Water Company 43,241
2,420 New Jersey Resources
Corporation 111,102
31,708 NiSource, Inc. 1,346,005
8,483 Northwestern Energy Group, Inc. 455,537
399 Otter Tail Corporation 30,795
76,401 PG&E Corporation 1,071,142
101 Pinnacle West Capital Corporation 9,153
55,773 Portland General Electric
Company 2,293,386
47,792 Public Service Enterprise Group,
Inc. 4,291,244
11,419 Spire, Inc. 850,373
Shares Common Stock  44.1% Value
Utilities  1.5% - continued
90,391 UGI Corporation $ 3,270,346
25,962 Vistra Energy Corporation 5,414,115
14,604 XPLR Infrastructure, LP 139,176
Total 46,618,429
Total Common Stock
(cost $1,035,940,024) 1,322,608,730
Shares
Registered Investment
Companies   35.3% Value
U.S. Affiliated   34.7%
5,510,827 Thrivent Core Emerging Markets
Equity Fund 59,406,715
8,943,952 Thrivent Core International Equity
Fund 107,327,423
173,605 Thrivent Core Low Volatility Equity
Fund 2,071,104
4,605,827 Thrivent Core Mid Cap Value Fund 50,710,157
1,675,719 Thrivent Core Small Cap Value
Fund 17,427,475
2,369,353 Thrivent Global Stock Fund, Class
S 70,701,504
15,443,011 Thrivent International Equity Fund,
Class S 186,860,434
11,027,606 Thrivent Large Cap Growth Fund,
Class S 260,251,507
4,426,153 Thrivent Large Cap Value Fund,
Class S 139,335,282
2,391,681 Thrivent Mid Cap Stock Fund,
Class S 87,320,290
1,896,566 Thrivent Small Cap Stock Fund,
Class S 59,191,822
Total 1,040,603,713
U.S. Unaffiliated   0.6%
7,242 Invesco QQQ Trust Series 1 4,091,802
2,276 iShares Russell 2000 Growth ETF 660,381
4,663 iShares Semiconductor ETF 1,119,260
12,894 SPDR S&P 500 ETF Trust 8,150,039
13,898 SPDR S&P Biotech ETF 1,190,503
3,266 SPDR S&P Software & Services
ETF 610,448
4,284 VanEck Semiconductor ETF 1,237,134
Total 17,059,567
Total Registered Investment
Companies (cost $686,859,342) 1,057,663,280
Principal
Amount Long-Term Fixed Income 3.8% Value
Commercial Mortgage-Backed
Securities  <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
179,718
Total 179,718
Mortgage-Backed Securities  2.1%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
533,148 2.000%,  5/1/2051 423,572

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  3.8% Value
Mortgage-Backed Securities  2.1% - continued
$ 823,705 2.500%,  5/1/2051 $ 683,536
763,383 3.500%,  5/1/2052 687,954
570,566 4.000%,  5/1/2052 531,995
176,369 5.000%,  7/1/2053 173,106
1,311,442 5.500%,  7/1/2053 1,315,118
812,158 5.000%,  8/1/2053 799,093
1,849,166 5.500%,  9/1/2053 1,858,388
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
146,107 2.500%,  7/1/2030 140,685
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,900,000 5.000%,  8/1/2040
d
1,905,113
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
467,528 3.000%,  8/1/2038 439,372
595,989 3.500%,  5/1/2040 565,012
416,472 2.500%,  4/1/2042 367,121
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
747,226 3.000%,  1/1/2052 645,400
186,891 2.000%,  2/1/2051 148,479
109,057 2.000%,  2/1/2051 86,521
615,834 2.500%,  2/1/2051 511,985
483,897 2.500%,  2/1/2051 397,156
1,412,713 5.500%,  2/1/2055 1,416,812
1,275,864 2.000%,  3/1/2051 1,003,423
1,647,577 4.000%,  3/1/2051 1,544,057
258,124 2.000%,  3/1/2052 204,749
821,913 3.000%,  3/1/2052 705,375
488,184 3.000%,  4/1/2051 418,971
518,862 3.000%,  5/1/2050 445,693
225,540 2.000%,  5/1/2051 178,305
393,366 3.000%,  5/1/2051 345,081
1,076,276 2.000%,  6/1/2050 850,477
326,596 3.000%,  6/1/2050 287,174
387,972 4.000%,  6/1/2052 358,862
137,933 5.000%,  6/1/2053 135,592
653,565 2.500%,  7/1/2051 544,303
500,473 3.500%,  7/1/2051 452,457
1,087,633 4.000%,  7/1/2052 1,006,029
550,998 3.500%,  8/1/2050 499,913
755,216 3.500%,  8/1/2052 677,078
3,260,891 4.500%,  8/1/2052 3,101,177
1,097,499 5.000%,  8/1/2053 1,078,875
1,145,434 6.000%,  8/1/2054 1,183,160
3,850,000 2.500%,  8/1/2055
d
3,154,020
372,102 3.500%,  9/1/2052 335,711
190,225 3.500%,  9/1/2052 171,639
845,145 5.000%,  9/1/2052 828,940
984,241 4.500%,  9/1/2053 941,601
2,710,867 4.500%,  9/1/2053 2,582,945
969,260 4.000%,  10/1/2052 900,389
220,836 2.000%,  11/1/2051 175,442
276,846 3.500%,  11/1/2052 250,597
920,560 2.000%,  12/1/2050 727,766
777,606 2.500%,  12/1/2051 644,974
1,097,378 4.500%,  12/1/2052 1,049,472
6,250,000 6.000%,  8/1/2041
d
6,336,387
4,125,000 5.500%,  8/1/2042
d
4,103,161
2,925,000 4.500%,  8/1/2048
d
2,774,344
Principal
Amount Long-Term Fixed Income  3.8% Value
Mortgage-Backed Securities  2.1% - continued
$ 4,325,000 5.000%,  8/1/2048
d
$ 4,209,080
5,350,000 3.000%,  8/1/2049
d
4,577,738
675,000 3.500%,  9/1/2049
d
602,085
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
440,107 2.500%,  3/1/2062 345,077
278,202 3.500%,  7/1/2061 244,115
489,531 4.000%,  12/1/2061 448,306
Total 63,520,958
U.S. Government & Agencies  1.7%
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,038,516
3,850,000 4.000%,  11/15/2052 3,318,369
190,000 5.250%,  11/15/2028 197,763
3,240,000 1.375%,  11/15/2040 2,052,464
2,291,000 2.500%,  5/15/2046 1,564,055
U.S. Treasury Notes
540,000 2.625%,  1/31/2026 535,448
4,295,000 2.500%,  2/28/2026 4,250,255
5,700,000 4.625%,  2/28/2026 5,709,040
2,400,000 4.500%,  3/31/2026 2,403,216
1,900,000 4.375%,  7/31/2026 1,903,384
2,000,000 3.875%,  5/31/2027 1,996,562
1,490,000 2.250%,  11/15/2027 1,436,046
200,000 0.750%,  1/31/2028 185,117
900,000 3.500%,  1/31/2028 891,527
2,400,000 3.625%,  3/31/2028 2,384,156
4,500,000 2.875%,  5/15/2028 4,380,117
3,000,000 4.125%,  7/31/2028 3,020,273
3,700,000 4.375%,  8/31/2028 3,751,309
2,400,000 4.125%,  3/31/2029 2,417,344
125,000 0.875%,  11/15/2030 106,636
70,000 1.375%,  11/15/2031 59,525
4,800,000 2.875%,  5/15/2032 4,445,063
4,000,000 3.375%,  5/15/2033 3,779,531
Total 51,825,716
Total Long-Term Fixed Income
(cost $119,873,511) 115,526,392
Shares Private Equity Funds 2.0% Value
Secondary  2.0%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*, a,e
11,083,534
1 ASF IX, LP
*, a,e
6,797,613
1 ASF VIII Sidecar (Cayman), LP
*, a,e
2,461,743
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*, a,e
6,768,870
1 LCP X (Offshore), LP
*, a,e
18,724,770
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*, a,e
14,313,926
Total 60,150,456
Total Private Equity Funds
(cost $48,051,166) 60,150,456

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned <0.1% Value
429,035 Thrivent Cash Management Trust $ 429,035
Total Collateral Held for
Securities Loaned
(cost $429,035) 429,035
Shares or
Principal
Amount Short-Term Investments 15.7% Value
Federal Farm Credit Bank
Discount Notes
4,100,000 4.250%, 10/2/2025
f
4,069,542
Federal Home Loan Bank Discount
Notes
6,800,000 4.224%, 8/1/2025
f,g
6,799,199
100,000 4.220%, 8/6/2025
f,g
99,929
200,000 4.215%, 8/11/2025
f
199,741
400,000 4.274%, 9/10/2025
f,g
398,073
200,000 4.225%, 9/12/2025
f,g
198,989
5,000,000 4.208%, 9/16/2025
f,g
4,972,387
4,300,000 4.250%, 9/23/2025
f,g
4,272,717
8,400,000 4.202%, 9/26/2025
f,g
8,343,741
300,000 4.237%, 10/3/2025
f,g
297,736
700,000 4.264%, 10/8/2025
f,g
694,305
1,400,000 4.260%, 10/10/2025
f,g
1,388,279
7,200,000 4.250%, 10/24/2025
f,g
7,127,835
Federal Home Loan Mortgage
Corporation Discount Notes
300,000 4.180%, 8/11/2025
f
299,611
14,200,000 4.205%, 9/5/2025
f,g
14,139,934
100,000 4.185%, 9/8/2025
f,g
99,542
7,500,000 4.180%, 9/22/2025
f,g
7,453,294
Federal National Mortgage
Association Discount Notes
8,400,000 4.200%, 8/8/2025
f
8,392,085
2,200,000 4.195%, 8/15/2025
f
2,196,113
9,000,000 4.200%, 8/22/2025
f,g
8,976,680
2,500,000 4.185%, 9/19/2025
f,g
2,485,313
State Street Institutional U.S.
Government Money Market
Fund
156,963,991 4.250%
f
156,963,991
Thrivent Core Short-Term Reserve
Fund
23,067,820 4.580% 230,678,199
U.S. Treasury Bills
300,000 4.271%, 8/7/2025
f
299,787
300,000 4.213%, 9/30/2025
f,h
297,884
300,000 4.230%, 10/16/2025
f,h
297,316
Total Short-Term Investments
(cost $471,380,351) 471,442,222
Total Investments (cost
$2,362,533,429) 100.9% $3,027,820,115
Other Assets and Liabilities, Net
(0.9%) (27,852,920)
Total Net Assets 100.0% $2,999,967,195
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Aggressive Allocation Fund as of July 31, 2025 was
$60,150,456 or 2.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 8,545,259
ASF IX, LP  3/18/2024 5,422,158
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,188,586
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 5,264,000
LCP X (Offshore), LP  10/25/2023 14,336,487
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 12,294,676
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of July 31, 2025:
Securities Lending Transactions
Common Stock $ 401,837
Total lending $401,837
Gross amount payable upon return of
collateral for securities loaned $429,035
Net amounts due to counterparty $27,198

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 101,889,327 101,889,327 – –
Consumer Discretionary 133,116,844 133,116,844 – –
Consumer Staples 42,525,464 42,525,464 – –
Energy 50,056,838 50,056,838 – –
Financials 206,730,443 206,730,443 – –
Health Care 139,905,224 139,905,224 – –
Industrials 176,755,604 175,398,842 1,356,762 –
Information Technology 340,707,013 334,923,723 5,783,290 –
Materials 43,716,352 42,801,731 914,621 –
Real Estate 40,587,192 40,587,192 – –
Utilities 46,618,429 46,618,429 – –
Registered Investment Companies
U.S. Affiliated 803,660,839 803,660,839 – –
U.S. Unaffiliated 17,059,567 17,059,567 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 179,718 – 179,718 –
Mortgage-Backed Securities 63,520,958 – 63,520,958 –
U.S. Government & Agencies 51,825,716 – 51,825,716 –
Private Equity Funds
Secondary 60,150,456 – – 60,150,456
Short-Term Investments 240,764,023 156,963,991 83,800,032 –
Subtotal Investments in Securities $2,559,770,007 $2,292,238,454 $207,381,097 $60,150,456
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 236,942,874
Affiliated Short-Term Investments 230,678,199
Collateral Held for Securities Loaned 429,035
Subtotal Other Investments $468,050,108
Total Investments at Value $3,027,820,115
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation Fund as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 22,014,161 22,014,161 – –
Total Asset Derivatives $22,014,161 $22,014,161 $– $–
Liability Derivatives
Futures Contracts 4,296,168 4,099,082 197,086 –
Total Return Swaps 600,299 – 600,299 –
Total Liability Derivatives $4,896,467 $4,099,082 $797,385 $–
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
7/31/2025
Private Equity Funds
 Secondary $34,190,335 $-  $3,995,084 $21,965,037 $-  $- $-  $60,150,456
Total  $34,190,335 $-   $3,995,084 $21,965,037 $-  $- $- $60,150,456
Investments in Securities
Ending Value
7/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $60,150,456
Adjusted reported investment of
net asset value Fair Value adjustment ** N/A
Total  $60,150,456

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling
$54,965,537 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 22 September 2025 $ 2,417,311 $ 26,064
CBOT 2-Yr. U.S. Treasury Note 12 September 2025 2,486,375 (2,563)
CBOT 5-Yr. U.S. Treasury Note 67 September 2025 7,212,621 34,895
CBOT U.S. Long Bond 2 September 2025 221,724 6,651
CME E-mini Russell 2000 Index 8 September 2025 870,427 17,654
CME E-mini S&P 500 Index 1,849 September 2025 567,811,191 21,488,222
CME E-mini S&P Mid-Cap 400 Index 1 September 2025 307,912 8,598
CME Ultra Long Term U.S. Treasury Bond 5 September 2025 568,062 18,501
Ultra 10-Yr. U.S. Treasury Note 3 September 2025 332,937 6,297
Total Futures Long Contracts $ 582,228,560 $ 21,604,319
CME E-mini Russell 2000 Index (2) September 2025 ( $ 215,792) ( $ 6,228)
CME E-mini S&P Mid-Cap 400 Index (240) September 2025 (72,744,465) (3,217,935)
CME Euro Foreign Exchange Currency (124) September 2025 (17,818,934) 55,159
Eurex Euro STOXX 50 Index (441) September 2025 (26,632,214) (197,086)
ICE mini MSCI EAFE Index (203) September 2025 (26,878,130) 352,120
ICE US mini MSCI Emerging Markets Index (411) September 2025 (24,574,709) (872,356)
Total Futures Short Contracts ( $ 168,864,244) ($3,886,326)
Total Futures Contracts $ 413,364,316 $17,717,993
The following table presents Aggressive Allocation Fund's total return swap contracts held as of July 31, 2025. Investments totaling $574,376 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 7,698,607 ( $ 600,299) $ – ( $ 600,299)
Total Return Swaps ( $ 600,299) $ – ($600,299)
# Payment made on Termination Date

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $52,340 $1,632 $– $59,407 5,511 2.0%
Core International Equity 79,414 17,155 – 107,327 8,944 3.6
Core Low Volatility Equity 1,941 150 – 2,071 174 0.1
Core Mid Cap Value 66,841 6,040 17,000 50,710 4,606 1.7
Core Small Cap Value 31,468 3,794 14,000 17,427 1,676 0.6
Global Stock, Class S 63,364 7,214 – 70,702 2,369 2.3
International Equity, Class S 163,638 4,738 – 186,860 15,443 6.2
Large Cap Growth, Class S 228,497 13,898 – 260,252 11,028 8.7
Large Cap Value, Class S 129,498 10,712 – 139,335 4,426 4.6
Mid Cap Stock, Class S 132,949 5,444 47,010 87,320 2,392 2.9
Small Cap Stock, Class S 60,634 1,119 0 59,192 1,897 2.0
Total U.S. Affiliated Registered Investment
Companies 1,010,584 1,040,603 34.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% 372,189 191,361 332,872 230,678 23,068 7.7
Total Affiliated Short-Term Investments 372,189 230,678 7.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,861 171,043 173,475 429 429 <0.1
Total Collateral Held for Securities Loaned 2,861 429 <0.1
Total Value $1,385,634 $1,271,710
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $5,435 $– $1,632
Core International Equity – 10,758 – 3,121
Core Low Volatility Equity Fund – (20) 72 78
Core Mid Cap Value 526 (5,697) 4,750 1,290
Core Small Cap Value 156 (3,991) 3,253 541
Global Stock, Class S – 124 6,013 1,200
International Equity, Class S – 18,484 – 4,739
Large Cap Growth, Class S – 17,857 13,644 253
Large Cap Value, Class S – (875) 8,682 2,030
Mid Cap Stock, Class S 5,837 (9,900) 4,756 689
Small Cap Stock, Class S (0) (2,561) 799 321
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% – – – 10,071
Total Income/Non Cash Income from Affiliated Investments $25,965
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total $6,519 $29,614 $41,969

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 47.5% Value
Asset-Backed Securities  4.3%
Anchorage Capital CLO 20, Ltd.
$ 250,000
7.526%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 250,752
Anchorage Capital CLO 21, Ltd.
250,000
6.226%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
250,047
Avis Budget Rental Car Funding
AESOP, LLC
275,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
276,436
Balboa Bay Loan Funding, Ltd.
300,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
300,133
Barings CLO, Ltd.
400,000
6.229%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
399,992
Barings Loan Partners CLO, Ltd. 2
500,000
5.976%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
499,894
Battalion CLO XXI, Ltd.
900,000
6.318%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
899,968
Business Jet Securities, LLC
163,425
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
159,971
384,814
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
391,826
304,458
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
303,366
CarVal CLO, Ltd.
300,000
8.026%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
300,822
Cascade Funding Mortgage Trust,
LLC
139,003
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
137,613
College Avenue Student Loans,
LLC
46,555
6.117%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
46,921
Dryden 72 CLO, Ltd.
325,000
5.976%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
325,538
GMAC Mortgage Corporation
Loan Trust
9,443
4.967%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
4,507
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
481,580
425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
427,478
Principal
Amount Long-Term Fixed Income  47.5% Value
Asset-Backed Securities  4.3% - continued
Hotwire Funding, LLC
$ 425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
$ 429,287
HTAP Issuer Trust
275,532
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
272,364
LCM 41, Ltd.
950,000
7.918%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
949,949
Madison Park Funding XVIII, Ltd.
650,000
6.487%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
650,880
MFA Trust
363,474
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
363,887
Pagaya AI Debt Grantor Trust
173,438
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
173,750
203,503
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
203,638
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
118,310
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
119,022
Palmer Square Loan Funding, Ltd.
750,000
6.868%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
750,503
250,000
6.018%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,249
250,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
247,850
Park Blue CLO, Ltd.
500,000
6.506%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
502,517
PRET, LLC
500,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
493,629
434,639
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
434,504
Radnor Re, Ltd.
550,000
7.250%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
554,536
RFS Asset Securitization V, LLC
400,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
401,235
Rockford Tower CLO, Ltd.
500,000
6.218%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
501,269
Sculptor CLO XXVIII, Ltd.
500,000
6.276%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
500,165
Signal Peak CLO 1, Ltd.
300,000
6.272%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
300,200

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Asset-Backed Securities  4.3% - continued
Sunnova Hestia II Issuer, LLC
$ 322,447
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
$ 320,138
Symphony CLO XX, Ltd.
500,000
7.318%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
501,354
TCW CLO, Ltd.
450,000
6.119%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
450,233
Unlock HEA Trust
302,042
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
301,633
258,806
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
258,646
375,244
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
371,051
VERDE CLO, Ltd.
500,000
7.518%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
501,710
Vericrest Opportunity Loan
Transferee
147,883
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
147,833
220,610
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
220,554
13,008
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
12,999
379,716
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
379,611
217,356
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
217,084
323,095
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
322,958
259,209
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
256,339
Veros Auto Receivables Trust
299,938
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
300,250
Whitebox CLO I, Ltd.
150,000
6.319%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
150,238
Wind River CLO, Ltd.
50,272
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
50,297
Total 18,319,206
Basic Materials  0.4%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
41,000 8.625%,  6/15/2029
a
43,327
Alumina, Pty. Ltd.
24,000 6.125%,  3/15/2030
a
24,265
ATI, Inc.
40,000 7.250%,  8/15/2030 41,931
Avient Corporation
21,000 6.250%,  11/1/2031
a
21,075
Principal
Amount Long-Term Fixed Income  47.5% Value
Basic Materials  0.4% - continued
Cascades, Inc./Cascades USA,
Inc.
$ 46,000 6.750%,  7/15/2030
a
$ 45,892
Celanese US Holdings, LLC
35,000 6.850%,  11/15/2028 36,436
19,000 6.500%,  4/15/2030 19,214
24,000 6.629%,  7/15/2032 24,847
6,000 6.750%,  4/15/2033 6,052
Cerdia Finanz GmbH
47,000 9.375%,  10/3/2031
a
49,187
Chemours Company
66,000 5.750%,  11/15/2028
a
60,616
Cleveland-Cliffs, Inc.
75,000 4.625%,  3/1/2029
a
70,687
32,000 6.875%,  11/1/2029
a
32,015
28,000 4.875%,  3/1/2031
a
24,846
19,000 7.375%,  5/1/2033
a
18,498
28,000 6.250%,  10/1/2040 22,542
Consolidated Energy Finance SA
89,000 5.625%,  10/15/2028
a
74,527
CVR Partners, LP/CVR Nitrogen
Finance Corporation
49,000 6.125%,  6/15/2028
a
48,640
Eastman Chemical Company
75,000 5.000%,  8/1/2029 75,843
First Quantum Minerals, Ltd.
16,000 6.875%,  10/15/2027
a
16,027
26,000 9.375%,  3/1/2029
a
27,552
25,000 8.625%,  6/1/2031
a
26,031
FMC Corporation
32,000 8.450%,  11/1/2055
b
33,083
Fortescue Treasury, Pty. Ltd.
28,000 5.875%,  4/15/2030
a
28,351
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
a
56,440
Hecla Mining Company
30,000 7.250%,  2/15/2028 30,335
INEOS Finance plc
84,000 7.500%,  4/15/2029
a
83,381
International Flavors & Fragrances,
Inc.
28,000 1.230%,  10/1/2025
a
27,810
Magnera Corporation
79,000 7.250%,  11/15/2031
a
74,359
Mercer International, Inc.
14,000 12.875%,  10/1/2028
a
14,120
32,000 5.125%,  2/1/2029 25,777
Methanex Corporation
27,000 5.250%,  12/15/2029 26,743
Methanex US Operations, Inc.
25,000 6.250%,  3/15/2032
a
24,781
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a
45,987
17,000 8.500%,  5/1/2030
a,e
17,402
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
58,000 5.350%,  3/15/2034 59,366
Novelis Corporation
29,000 4.750%,  1/30/2030
a
27,779
25,000 3.875%,  8/15/2031
a
22,424
Olin Corporation
27,000 6.625%,  4/1/2033
a
26,274

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Basic Materials  0.4% - continued
Peabody Energy Corporation,
Convertible
$ 123,000 3.250%,  3/1/2028
e
$ 138,719
Smurfit Kappa Treasury, ULC
60,000 5.777%,  4/3/2054 59,627
SNF Group SACA
65,000 3.375%,  3/15/2030
a
59,690
Steel Dynamics, Inc.
38,000 5.250%,  5/15/2035 37,950
SunCoke Energy, Inc.
81,000 4.875%,  6/30/2029
a
74,072
Taseko Mines, Ltd.
56,000 8.250%,  5/1/2030
a
58,471
Tronox, Inc.
28,000 4.625%,  3/15/2029
a,e
21,784
Total 1,884,775
Capital Goods  1.2%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
57,861
AECOM
53,000 6.000%,  8/1/2033
a
53,431
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
26,000 7.000%,  5/21/2030
a
26,761
Amrize Finance US, LLC
44,000 5.400%,  4/7/2035
a
44,381
Amsted Industries, Inc.
35,000 4.625%,  5/15/2030
a
33,520
56,000 6.375%,  3/15/2033
a
56,894
Array Technologies, Inc.,
Convertible
146,000 1.000%,  12/1/2028 117,895
122,000 2.875%,  7/1/2031
a
127,917
Axon Enterprise, Inc.
24,000 6.125%,  3/15/2030
a
24,511
24,000 6.250%,  3/15/2033
a
24,587
Axon Enterprise, Inc., Convertible
65,000 0.500%,  12/15/2027 214,735
Boeing Company
39,000 6.858%,  5/1/2054 42,867
136,000 2.196%,  2/4/2026 134,196
56,000 3.250%,  3/1/2028 54,125
18,000 5.150%,  5/1/2030 18,286
20,000 6.528%,  5/1/2034 21,768
Bombardier, Inc.
25,000 6.000%,  2/15/2028
a
25,166
50,000 7.250%,  7/1/2031
a
52,210
79,000 7.000%,  6/1/2032
a,e
81,725
13,000 6.750%,  6/15/2033
a
13,362
Brundage-Bone Concrete
Pumping Holdings, Inc.
30,000 7.500%,  2/1/2032
a
29,862
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
a
34,261
26,000 6.750%,  5/15/2035
a
26,658
Camelot Return Merger Sub, Inc.
42,000 8.750%,  8/1/2028
a
38,483
Canpack SA/Canpack US, LLC
61,000 3.875%,  11/15/2029
a
56,824
Carrier Global Corporation
76,000 2.722%,  2/15/2030 70,517
Principal
Amount Long-Term Fixed Income  47.5% Value
Capital Goods  1.2% - continued
Chart Industries, Inc.
$ 29,000 7.500%,  1/1/2030
a
$ 30,378
Clean Harbors, Inc.
24,000 6.375%,  2/1/2031
a
24,505
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
a
9,107
47,000 6.875%,  1/15/2030
a
48,064
11,000 8.750%,  4/15/2030
a
11,226
26,000 6.750%,  4/15/2032
a
26,632
Crown Cork & Seal Company, Inc.
35,000 7.375%,  12/15/2026 36,104
Deere & Company
43,000 5.700%,  1/19/2055 44,112
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
87,686
ESAB Corporation
52,000 6.250%,  4/15/2029
a
53,131
Fluor Corporation, Convertible
144,000 1.125%,  8/15/2029 202,176
General Dynamics Corporation
21,000 4.950%,  8/15/2035 21,045
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
a
61,060
Greenbrier Companies, Inc.,
Convertible
78,000 2.875%,  4/15/2028 82,953
Herc Holdings, Inc.
18,000 5.500%,  7/15/2027
a
17,928
46,000 6.625%,  6/15/2029
a
47,094
33,000 7.000%,  6/15/2030
a
34,107
24,000 7.250%,  6/15/2033
a
24,852
Honeywell International, Inc.
78,000 5.250%,  3/1/2054 73,398
Howmet Aerospace, Inc.
63,000 6.750%,  1/15/2028 66,108
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 54,449
Ingersoll Rand, Inc.
65,000 5.176%,  6/15/2029 66,520
20,000 5.700%,  8/14/2033 20,895
JBT Marel Corporation,
Convertible
109,000 0.250%,  5/15/2026 110,417
John Deere Capital Corporation
41,000 3.900%,  6/7/2032 39,421
21,000 5.150%,  9/8/2033 21,631
L3Harris Technologies, Inc.
42,000 5.400%,  1/15/2027 42,518
Lockheed Martin Corporation
53,000 5.200%,  2/15/2064 48,211
Martin Marietta Materials, Inc.
30,000 5.150%,  12/1/2034 30,093
Mirion Technologies, Inc.,
Convertible
144,000 0.250%,  6/1/2030
a
169,560
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
a
44,892
Nesco Holdings II, Inc.
21,000 5.500%,  4/15/2029
a
20,475

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Capital Goods  1.2% - continued
New Enterprise Stone and Lime
Company, Inc.
$ 64,000 5.250%,  7/15/2028
a
$ 63,541
Northrop Grumman Corporation
77,000 5.200%,  6/1/2054 71,327
20,000 4.700%,  3/15/2033 19,874
OI European Group BV
57,000 4.750%,  2/15/2030
a
54,008
Owens-Brockway Glass Container,
Inc.
45,000 6.625%,  5/13/2027
a
45,054
23,000 7.375%,  6/1/2032
a
23,174
Patrick Industries, Inc., Convertible
65,000 1.750%,  12/1/2028 100,499
Quikrete Holdings, Inc.
103,000 6.375%,  3/1/2032
a
105,636
QXO Building Products, Inc.
39,000 6.750%,  4/30/2032
a
40,161
Republic Services, Inc.
42,000 5.000%,  12/15/2033 42,642
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
58,838
Reworld Holding Corporation
42,000 4.875%,  12/1/2029
a
40,111
Roller Bearing Company of
America, Inc.
26,000 4.375%,  10/15/2029
a
25,003
RTX Corporation
60,000 5.750%,  1/15/2029 62,568
162,000 4.500%,  6/1/2042 143,066
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,421
Smyrna Ready Mix Concrete, LLC
83,000 8.875%,  11/15/2031
a
87,348
Spirit AeroSystems, Inc.
150,000 4.600%,  6/15/2028 147,578
15,000 9.750%,  11/15/2030
a
16,497
SRM Escrow Issuer, LLC
24,000 6.000%,  11/1/2028
a
23,921
Standard Building Solutions, Inc.
27,000 6.500%,  8/15/2032
a
27,571
60,000 6.250%,  8/1/2033
a
60,572
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
27,615
28,000 3.375%,  1/15/2031
a
25,013
Textron, Inc.
56,000 3.650%,  3/15/2027 55,155
TopBuild Corporation
17,000 4.125%,  2/15/2032
a
15,668
Trane Technologies Financing, Ltd.
64,000 5.100%,  6/13/2034 64,916
TransDigm, Inc.
24,000 6.750%,  8/15/2028
a
24,489
93,000 7.125%,  12/1/2031
a
96,836
78,000 6.625%,  3/1/2032
a
80,205
87,000 6.000%,  1/15/2033
a
87,430
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 69,569
85,000 4.000%,  7/15/2030 80,415
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 18,233
Principal
Amount Long-Term Fixed Income  47.5% Value
Capital Goods  1.2% - continued
Waste Pro USA, Inc.
$ 24,000 7.000%,  2/1/2033
a
$ 24,902
WESCO Distribution, Inc.
28,000 6.375%,  3/15/2029
a
28,719
19,000 6.625%,  3/15/2032
a
19,604
30,000 6.375%,  3/15/2033
a
30,713
Total 5,206,443
Collateralized Mortgage Obligations  5.4%
A&D Mortgage Trust
170,268
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
172,069
378,373
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
381,531
349,489
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
348,892
ACRA Trust
363,267
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
363,644
Banc of America Alternative Loan
Trust
210,838
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 186,824
Banc of America Mortgage
Securities Trust
19,382
5.607%,  9/25/2035, Ser.
2005-H, Class 2A1
b
17,005
48,573
6.327%,  9/25/2035, Ser.
2005-H, Class 3A1
b
46,008
CAFL Issuer, LLC
214,170
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
214,025
CHNGE Mortgage Trust
177,213
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
171,639
164,416
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
164,768
326,583
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
325,260
164,925
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
165,960
CIM Trust
353,814
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
354,956
Citigroup Mortgage Loan Trust,
Inc.
80,515
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 79,132
129,568
5.255%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
116,452
COLT Mortgage Loan Trust
281,669
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
282,954
CSMC Trust
222,633
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
222,547
187,955
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
163,875
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
110,408
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 95,467

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Collateralized Mortgage Obligations  5.4% -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 599,628
4.000%,  1/25/2051, Ser.
5249, Class LA $ 588,118
500,000
5.250%,  2/25/2055, Ser.
5508, Class AY 488,554
550,000
7.950%,  (SOFR30A +
4.000%), 8/25/2025, Ser.
5567, Class MB
b
550,607
322,128
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 258,828
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 398,041
46,358
3.000%,  5/15/2027, Ser.
4046, Class GI
f
641
192,570
3.500%,  10/15/2032, Ser.
4119, Class KI
f
14,704
149,414
3.000%,  4/15/2033, Ser.
4203, Class DI
f
5,753
Federal Home Loan Mortgage
Corporation STRIPS
294,714
3.500%,  8/15/2035, Ser.
345, Class C8
f
27,176
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 423,924
299,532
4.500%,  6/25/2052, Ser.
2022-43, Class MA 297,116
550,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 550,035
82,598
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
1,399
61,665
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
948
32,893
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
181
197,165
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
3,849
149,613
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
2,712
56,167
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
1,019
128,011
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
2,135
106,328
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
2,058
99,353
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
2,250
181,730
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
12,908
Flagstar Mortgage Trust
124,643
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
111,365
GCAT Trust
524,782
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
534,007
258,624
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
242,069
503,449
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
506,242
Principal
Amount Long-Term Fixed Income  47.5% Value
Collateralized Mortgage Obligations  5.4% -
continued
GMAC Mortgage Corporation
Loan Trust
$ 74,940
4.021%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
$ 66,330
GMACM Mortgage Loan Trust
45,573
3.680%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
37,312
GS Mortgage-Backed Securities
Trust
477,329
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
476,456
Home RE, Ltd.
341,117
8.950%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
350,136
ICAP Trust
350,000
6.472%,  7/25/2030, Ser.
2025-RTL1, Class A1
a,d
349,865
IndyMac INDA Mortgage Loan
Trust
463,831
3.699%,  8/25/2036, Ser.
2006-AR1, Class A1
b
363,496
J.P. Morgan Alternative Loan Trust
55,540
5.051%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
41,499
J.P. Morgan Mortgage Trust
177,944
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
149,381
397,049
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
392,884
64,331
5.272%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
44,665
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
352,742
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
301,862
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
504,145
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
201,880
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
500,880
Merrill Lynch Alternative Note
Asset Trust
248,085
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 81,041
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
251,087
MortgageIT Securities Corporation
Mortgage Loan Trust
503,599
4.927%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
440,178
NYMT Loan Trust
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
251,111
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
302,516
PMT Loan Trust
287,082
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
289,029

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Collateralized Mortgage Obligations  5.4% -
continued
PRET, LLC
$ 150,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
$ 149,469
PRKCM Trust
268,689
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
269,125
244,695
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
248,362
PRPM Trust
160,000
6.268%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
159,430
PRPM, LLC
278,872
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
272,941
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
280,061
232,740
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,d
232,726
436,699
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,d
435,973
456,513
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
456,829
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
300,989
381,857
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d
382,312
RCO IX Mortgage, LLC
311,872
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
312,472
Residential Accredit Loans, Inc.
Trust
68,442
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 60,290
55,835
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 44,186
Residential Asset Securitization
Trust
82,189
4.703%,  1/25/2034, Ser.
2004-IP1, Class A1
b
78,327
Residential Funding Mortgage
Security I Trust
134,521
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 107,910
Roc Mortgage Trust
9,468
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
9,439
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
398,576
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
302,688
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
651,619
Structured Adjustable Rate
Mortgage Loan Trust
43,584
4.666%,  7/25/2035, Ser.
2005-15, Class 4A1
b
38,094
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
402,324
Principal
Amount Long-Term Fixed Income  47.5% Value
Collateralized Mortgage Obligations  5.4% -
continued
Triangle Re, Ltd.
$ 272,765
7.750%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
$ 275,591
TVC Mortgage Trust
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
548,468
Verus Securitization Trust
528,687
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
531,366
216,947
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
193,400
426,306
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
426,029
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
402,765
Total 22,619,903
Commercial Mortgage-Backed Securities  1.0%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
234,027
BANK 2018-BNK12
600,000
4.342%,  5/15/2061, Ser.
2018-BN12, Class AS
b
586,608
BANK 2025-BNK49
2,197,394
0.626%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
104,752
BBCMS Mortgage Trust
2,235,498
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
144,766
Federal National Mortgage
Association - REMIC
325,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 304,870
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
643,352
HTAP Issuer Trust
484,595
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
481,757
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
535,670
Silver Hill Trust
11,463
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
11,295
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
252,567
Velocity Commercial Capital Loan
Trust
218,503
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
220,211
236,759
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
241,797
262,456
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
267,230
Total 4,028,902

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Communications Services  1.4%
AMC Networks, Inc.
$ 60,000 10.250%,  1/15/2029
a
$ 61,574
American Tower Corporation
40,000 1.450%,  9/15/2026 38,635
62,000 5.500%,  3/15/2028 63,520
40,000 5.800%,  11/15/2028 41,524
56,000 3.800%,  8/15/2029 54,376
36,000 5.000%,  1/31/2030 36,553
87,000 4.900%,  3/15/2030 87,782
AppLovin Corporation
58,000 5.500%,  12/1/2034 58,666
AT&T, Inc.
64,000 5.700%,  3/1/2057 61,500
96,000 6.050%,  8/15/2056 97,318
198,000 3.550%,  9/15/2055 132,752
118,000 4.300%,  2/15/2030 117,102
Bell Telephone Company of
Canada
31,500 7.000%,  9/15/2055
b
31,969
39,000 5.100%,  5/11/2033 38,971
Cable One, Inc.
16,000 4.000%,  11/15/2030
a,e
12,321
Cable One, Inc., Convertible
95,000 Zero Coupon,  3/15/2026 90,678
CCO Holdings, LLC/CCO Holdings
Capital Corporation
143,000 5.125%,  5/1/2027
a
141,829
12,000 5.000%,  2/1/2028
a
11,775
46,000 5.375%,  6/1/2029
a
45,180
26,000 4.750%,  3/1/2030
a
24,705
56,000 4.250%,  2/1/2031
a
51,151
203,000 4.750%,  2/1/2032
a
187,646
57,000 4.250%,  1/15/2034
a
49,114
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
56,000 5.050%,  3/30/2029 56,321
63,000 6.550%,  6/1/2034 66,430
Clear Channel Outdoor Holdings,
Inc.
48,000 5.125%,  8/15/2027
a
47,935
36,000 7.875%,  4/1/2030
a
37,073
Comcast Corporation
79,000 6.050%,  5/15/2055 79,983
117,000 5.650%,  6/1/2054 112,347
138,000 3.400%,  4/1/2030 131,966
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 60,282
24,000 4.900%,  9/1/2029 24,172
Deluxe Corporation
57,000 8.125%,  9/15/2029
a
58,681
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 154,850
DIRECTV Financing, LLC
13,000 8.875%,  2/1/2030
a
12,658
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
163,000 5.875%,  8/15/2027
a
162,104
43,000 10.000%,  2/15/2031
a
41,468
FiberCop SPA
66,000 6.000%,  9/30/2034
a
62,340
Principal
Amount Long-Term Fixed Income  47.5% Value
Communications Services  1.4% - continued
Frontier Communications
Holdings, LLC
$ 60,000 5.875%,  10/15/2027
a
$ 60,011
Gray Media, Inc.
25,000 10.500%,  7/15/2029
a
27,055
28,000 7.250%,  8/15/2033
a
27,853
Iliad Holding SASU
74,000 8.500%,  4/15/2031
a
79,378
40,000 7.000%,  4/15/2032
a
41,056
LCPR Senior Secured Financing
DAC
80,000 6.750%,  10/15/2027
a
61,400
Level 3 Financing, Inc.
13,000 3.625%,  1/15/2029
a
11,050
26,000 4.875%,  6/15/2029
a,e
24,375
24,334 11.000%,  11/15/2029
a
27,589
60,000 6.875%,  6/30/2033
a
60,801
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
82,672
Meta Platforms, Inc.
73,000 5.550%,  8/15/2064 70,823
Nexstar Media, Inc.
34,000 5.625%,  7/15/2027
a
33,934
38,000 4.750%,  11/1/2028
a,e
36,934
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
44,000 4.625%,  3/15/2030
a,e
41,769
Paramount Global
61,000 6.375%,  3/30/2062
b
60,085
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
a,b
44,362
18,000 7.000%,  4/15/2055
b
18,403
72,500 7.125%,  4/15/2055
b
74,189
59,000 5.000%,  2/15/2029 59,754
Scripps Escrow II, Inc.
20,000 3.875%,  1/15/2029
a
17,756
Sinclair Television Group, Inc.
12,000 8.125%,  2/15/2033
a
12,240
Sirius XM Radio, LLC
70,000 5.000%,  8/1/2027
a
69,239
40,000 4.000%,  7/15/2028
a
38,072
42,000 3.875%,  9/1/2031
a
37,053
Snap, Inc., Convertible
38,000 0.750%,  8/1/2026 36,624
143,000 0.500%,  5/1/2030 125,197
Sprint Capital Corporation
124,000 6.875%,  11/15/2028 132,568
60,000 8.750%,  3/15/2032 72,474
Take-Two Interactive Software, Inc.
51,000 5.600%,  6/12/2034 52,609
TEGNA, Inc.
87,000 4.625%,  3/15/2028 84,452
Telecom Italia Capital SA
25,000 6.000%,  9/30/2034
e
24,789
TELUS Corporation
88,000 6.625%,  10/15/2055
b
89,114
T-Mobile USA, Inc.
39,000 5.500%,  1/15/2055 36,767
72,000 5.250%,  6/15/2055 65,440
75,000 3.375%,  4/15/2029 72,006
34,000 5.125%,  5/15/2032 34,494

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Communications Services  1.4% - continued
Uniti Group, Inc., Convertible
$ 108,000 7.500%,  12/1/2027 $ 125,712
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
84,000 4.750%,  4/15/2028
a
81,406
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
11,300
107,000 4.500%,  5/1/2029
a
99,004
42,000 7.375%,  6/30/2030
a
41,769
25,000 8.500%,  7/31/2031
a
25,389
Verizon Communications, Inc.
45,000 5.500%,  2/23/2054 43,248
93,000 2.355%,  3/15/2032 79,953
70,000 4.780%,  2/15/2035 67,850
62,000 5.250%,  4/2/2035 62,250
53,000 5.401%,  7/2/2037
a
52,961
Viasat, Inc.
25,000 5.625%,  4/15/2027
a
24,879
Virgin Media Finance plc
33,000 5.000%,  7/15/2030
a
29,747
Virgin Media Secured Finance plc
71,000 5.500%,  5/15/2029
a
69,406
Virgin Media Vendor Financing
Notes IV DAC
37,000 5.000%,  7/15/2028
a
35,882
VMED O2 UK Financing I plc
29,000 7.750%,  4/15/2032
a
30,209
Vodafone Group plc
27,000 4.125%,  6/4/2081
b
24,865
42,000 5.125%,  6/4/2081
b
32,385
37,000 5.875%,  6/28/2064 35,613
69,000 7.000%,  4/4/2079
b
72,105
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
a
78,270
Warnermedia Holdings, Inc.
140,000 4.054%,  3/15/2029 131,452
77,000 4.279%,  3/15/2032 64,660
89,000 5.050%,  3/15/2042 59,492
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
33,000 8.250%,  10/1/2031
a
34,547
Zegona Finance plc
29,000 8.625%,  7/15/2029
a
30,871
Ziggo BV
30,000 4.875%,  1/15/2030
a
27,713
Total 6,062,576
Consumer Cyclical  2.0%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
38,110
60,000 5.625%,  9/15/2029
a
60,358
Adient Global Holdings, Ltd.
16,000 8.250%,  4/15/2031
a
16,725
26,000 7.500%,  2/15/2033
a
26,514
ADT Security Corporation
77,000 4.875%,  7/15/2032
a
73,174
Advance Auto Parts, Inc.
40,000 7.000%,  8/1/2030
a,g
40,204
40,000 7.375%,  8/1/2033
a,g
40,214
Principal
Amount Long-Term Fixed Income  47.5% Value
Consumer Cyclical  2.0% - continued
Alimentation Couche-Tard, Inc.
$ 64,000 5.617%,  2/12/2054
a
$ 60,892
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
93,000 4.625%,  6/1/2028
a
90,220
45,000 4.625%,  6/1/2028
a
43,780
Allison Transmission, Inc.
19,000 3.750%,  1/30/2031
a
17,365
Amazon.com, Inc.
32,000 1.500%,  6/3/2030 28,230
American Axle & Manufacturing,
Inc.
78,000 5.000%,  10/1/2029
e
70,772
American Honda Finance
Corporation
60,000 4.900%,  1/10/2034 59,271
Asbury Automotive Group, Inc.
47,000 5.000%,  2/15/2032
a
44,457
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
a
37,793
Aston Martin Capital Holdings, Ltd.
43,000 10.000%,  3/31/2029
a
41,012
Bath & Body Works, Inc.
20,000 6.950%,  3/1/2033 20,561
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
33,000 9.500%,  7/1/2032
a
34,006
Beach Acquisition Bidco, LLC
50,000 10.000%,  7/15/2033
a
52,129
Belron UK Finance plc
45,000 5.750%,  10/15/2029
a
45,422
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 32,468
Boyd Gaming Corporation
42,000 4.750%,  6/15/2031
a
40,005
Boyne USA, Inc.
45,000 4.750%,  5/15/2029
a
43,608
Brightstar Lottery plc
69,000 5.250%,  1/15/2029
a
68,474
Brinker International, Inc.
28,000 8.250%,  7/15/2030
a
29,702
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
67,000 4.875%,  2/15/2030
a
60,924
Burlington Stores, Inc., Convertible
64,000 1.250%,  12/15/2027 91,776
Caesars Entertainment, Inc.
108,000 4.625%,  10/15/2029
a,e
102,064
33,000 6.500%,  2/15/2032
a
33,654
27,000 6.000%,  10/15/2032
a,e
26,060
Carnival Corporation
6,000 5.750%,  3/1/2027
a
6,060
16,000 6.000%,  5/1/2029
a
16,142
96,000 5.750%,  8/1/2032
a
96,650
17,000 6.125%,  2/15/2033
a
17,302
Carnival Corporation, Convertible
125,000 5.750%,  12/1/2027 288,625
Carvana Company
9,454
9.000%,PIK 0.000%,
12/1/2028
a,h
9,671

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Consumer Cyclical  2.0% - continued
$ 30,000 11.000%,  6/1/2030
a
$ 31,379
48,000 9.000%,  6/1/2031
a
57,080
Churchill Downs, Inc.
22,000 4.750%,  1/15/2028
a
21,698
34,000 6.750%,  5/1/2031
a
34,715
Clarios Global, LP/Clarios US
Finance Company, Inc.
7,000 6.750%,  5/15/2028
a
7,157
Cracker Barrel Old Country Store,
Inc., Convertible
20,000 0.625%,  6/15/2026 19,100
24,000 1.750%,  9/15/2030
a
25,893
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,106
Dana, Inc.
40,000 4.500%,  2/15/2032 39,034
DraftKings Holdings, Inc.,
Convertible
299,000 Zero Coupon,  3/15/2028 271,067
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
15,469
Expedia Group, Inc.
105,000 5.400%,  2/15/2035 105,743
Expedia Group, Inc., Convertible
82,000 Zero Coupon,  2/15/2026 80,899
EZCORP, Inc., Convertible
51,000 3.750%,  12/15/2029
a
74,989
Ford Motor Company, Convertible
157,000 Zero Coupon,  3/15/2026 156,058
Ford Motor Credit Company, LLC
71,000 2.900%,  2/10/2029 64,632
67,000 7.122%,  11/7/2033 69,666
Forestar Group, Inc.
46,000 6.500%,  3/15/2033
a
46,179
FORVIA SE
61,000 8.000%,  6/15/2030
a,e
63,536
Gap, Inc.
20,000 3.625%,  10/1/2029
a
18,456
17,000 3.875%,  10/1/2031
a
15,107
Garrett Motion Holdings, Inc./
Garrett LX I SARL
40,000 7.750%,  5/31/2032
a
41,511
General Motors Company
65,000 5.350%,  4/15/2028 66,055
General Motors Financial
Company, Inc.
64,000 5.800%,  6/23/2028 65,810
47,000 5.800%,  1/7/2029 48,457
75,000 4.900%,  10/6/2029 74,879
27,000 5.750%,  2/8/2031 27,771
34,000 5.625%,  4/4/2032 34,535
90,000 5.950%,  4/4/2034 91,475
Genting New York, LLC/GENNY
Capital, Inc.
23,000 7.250%,  10/1/2029
a
23,680
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
26,000 11.500%,  8/15/2029
a
25,807
45,000 8.750%,  1/15/2032
a
39,847
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
27,000 3.500%,  3/1/2029
a
25,342
Principal
Amount Long-Term Fixed Income  47.5% Value
Consumer Cyclical  2.0% - continued
Goodyear Tire & Rubber Company
$ 27,000 4.875%,  3/15/2027 $ 26,884
25,000 5.000%,  7/15/2029
e
24,253
39,000 5.250%,  4/30/2031 37,038
Group 1 Automotive, Inc.
36,000 6.375%,  1/15/2030
a
36,668
Hanesbrands, Inc.
25,000 9.000%,  2/15/2031
a,e
26,313
Harley-Davidson Financial
Services, Inc.
59,000 5.950%,  6/11/2029
a
60,171
Hilton Domestic Operating
Company, Inc.
58,000 4.875%,  1/15/2030 57,204
14,000 4.000%,  5/1/2031
a
13,063
80,000 3.625%,  2/15/2032
a
72,130
27,000 5.750%,  9/15/2033
a
27,026
Home Depot, Inc.
36,000 5.300%,  6/25/2054 34,295
36,000 5.400%,  6/25/2064 34,356
61,000 3.250%,  4/15/2032 56,277
Hyundai Capital America
56,000 3.000%,  2/10/2027
a
54,588
39,000 6.500%,  1/16/2029
a
41,101
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
a
54,600
K Hovnanian Enterprises, Inc.
34,000 11.750%,  9/30/2029
a
36,815
KB Home
55,000 4.800%,  11/15/2029 53,747
L Brands, Inc.
53,000 6.625%,  10/1/2030
a
54,250
35,000 6.875%,  11/1/2035 36,014
Las Vegas Sands Corporation
24,000 5.900%,  6/1/2027 24,400
34,000 5.625%,  6/15/2028 34,541
Lennar Corporation
67,000 5.200%,  7/30/2030 68,256
Life Time, Inc.
35,000 6.000%,  11/15/2031
a
35,258
Light & Wonder International, Inc.
17,000 7.250%,  11/15/2029
a
17,457
Lithia Motors, Inc.
29,000 4.625%,  12/15/2027
a
28,550
Live Nation Entertainment, Inc.
30,000 4.750%,  10/15/2027
a
29,536
Live Nation Entertainment, Inc.,
Convertible
105,000 3.125%,  1/15/2029 157,742
114,000 2.875%,  1/15/2030
a
122,322
Lowe's Companies, Inc.
93,000 4.500%,  4/15/2030 93,231
Macy's Retail Holdings, LLC
27,000 6.125%,  3/15/2032
a,e
25,852
13,000 7.375%,  8/1/2033
a
13,050
Marriott International, Inc./MD
42,000 4.900%,  4/15/2029 42,524
55,000 5.100%,  4/15/2032 55,646
Marriott Vacations Worldwide
Corporation, Convertible
67,000 Zero Coupon,  1/15/2026 64,910
107,000 3.250%,  12/15/2027 100,741

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Consumer Cyclical  2.0% - continued
Match Group Holdings II, LLC
$ 26,000 4.125%,  8/1/2030
a
$ 24,248
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
a
50,634
McDonald's Corporation
39,000 4.950%,  8/14/2033 39,581
Melco Resorts Finance, Ltd.
75,000 5.375%,  12/4/2029
a
71,518
70,000 7.625%,  4/17/2032
a
71,948
Meritage Homes Corporation
72,000 5.650%,  3/15/2035 71,716
Meritage Homes Corporation,
Convertible
63,000 1.750%,  5/15/2028 62,290
MGM Resorts International
49,000 6.125%,  9/15/2029 49,672
Michaels Companies, Inc.
18,000 5.250%,  5/1/2028
a
14,274
Muvico, LLC
21,000
9.000%,PIK 6.000%,
2/19/2029
a,h
22,624
NCL Corporation, Ltd.
5,000 5.875%,  3/15/2026
a,e
5,009
73,000 5.875%,  2/15/2027
a
73,216
73,000 6.750%,  2/1/2032
a
74,980
New Home Company, Inc.
26,000 8.500%,  11/1/2030
a
26,545
Nissan Motor Company, Ltd.
78,000 7.500%,  7/17/2030
a
80,472
63,000 4.810%,  9/17/2030
a
57,900
Phinia, Inc.
36,000 6.625%,  10/15/2032
a
36,673
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,434
47,000 9.750%,  4/15/2029
a
51,461
24,000 8.125%,  12/15/2029
a,b,i
23,816
Raven Acquisition Holdings, LLC
49,000 6.875%,  11/15/2031
a
49,491
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
28,000 4.625%,  4/16/2029
a
24,904
S&S Holdings, LLC
82,000 8.375%,  10/1/2031
a
78,564
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
20,000 6.625%,  3/1/2030
a
19,267
SeaWorld Parks and
Entertainment, Inc.
65,000 5.250%,  8/15/2029
a,e
63,268
Service Corporation International/
US
27,000 3.375%,  8/15/2030 24,604
38,000 5.750%,  10/15/2032 38,090
Six Flags Entertainment
Corporation
14,000 7.250%,  5/15/2031
a,e
14,268
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
14,000 5.375%,  4/15/2027 13,982
65,000 5.250%,  7/15/2029 63,162
Principal
Amount Long-Term Fixed Income  47.5% Value
Consumer Cyclical  2.0% - continued
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
$ 14,000 6.625%,  5/1/2032
a
$ 14,256
Sonic Automotive, Inc.
53,000 4.875%,  11/15/2031
a
49,952
Staples, Inc.
28,000 10.750%,  9/1/2029
a
26,255
Station Casinos, LLC
47,000 4.625%,  12/1/2031
a
43,984
Tenneco, Inc.
52,000 8.000%,  11/17/2028
a
51,612
Toyota Motor Credit Corporation
73,000 4.800%,  5/15/2030 74,047
39,000 5.550%,  11/20/2030 40,902
39,000 4.800%,  1/5/2034 38,930
Tractor Supply Company
40,000 5.250%,  5/15/2033 40,615
Uber Technologies, Inc.
51,000 5.350%,  9/15/2054 47,642
60,000 4.800%,  9/15/2034 58,934
Uber Technologies, Inc.,
Convertible
69,000 Zero Coupon,  12/15/2025 78,212
62,000 Zero Coupon,  5/15/2028
a
68,971
99,000 0.875%,  12/1/2028 135,086
Vail Resorts, Inc.
19,000 5.625%,  7/15/2030
a
19,105
Vail Resorts, Inc., Convertible
83,000 Zero Coupon,  1/1/2026 81,091
VICI Properties, LP/VICI Note
Company, Inc.
140,000 5.750%,  2/1/2027
a
141,490
Victoria's Secret & Company
73,000 4.625%,  7/15/2029
a,e
67,935
Victra Holdings, LLC/Victra
Finance Corporation
34,000 8.750%,  9/15/2029
a,e
35,633
Viking Cruises, Ltd.
100,000 5.875%,  9/15/2027
a
99,935
Walgreens Boots Alliance, Inc.
17,000 4.100%,  4/15/2050 14,556
60,000 3.200%,  4/15/2030 58,238
Walmart, Inc.
50,000 4.900%,  4/28/2035 50,328
Wayfair, LLC
17,000 7.250%,  10/31/2029
a
17,297
15,000 7.750%,  9/15/2030
a
15,373
Wyndham Hotels & Resorts, Inc.
47,000 4.375%,  8/15/2028
a
45,610
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
65,000 7.125%,  2/15/2031
a
69,135
Yum! Brands, Inc.
74,000 4.750%,  1/15/2030
a
72,936
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
a
45,557
25,000 6.750%,  4/23/2030
a
23,790
Total 8,422,353

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Consumer Non-Cyclical  2.1%
1261229 B.C., Ltd.
$ 49,000 10.000%,  4/15/2032
a
$ 49,886
AbbVie, Inc.
98,000 5.500%,  3/15/2064 94,340
112,000 4.500%,  5/14/2035 107,609
59,000 5.350%,  3/15/2044 57,633
Acadia Healthcare Company, Inc.
37,000 5.000%,  4/15/2029
a
35,753
31,000 7.375%,  3/15/2033
a,e
31,918
AdaptHealth, LLC
106,000 4.625%,  8/1/2029
a
99,327
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
38,000 4.625%,  1/15/2027
a
37,692
91,000 3.500%,  3/15/2029
a
85,818
11,000 6.250%,  3/15/2033
a
11,212
Altria Group, Inc.
39,000 6.200%,  11/1/2028 40,887
Amgen, Inc.
57,000 5.150%,  3/2/2028 58,045
Amneal Pharmaceuticals, LLC
13,000 6.875%,  8/1/2032
a,g
13,195
Anheuser-Busch InBev Worldwide,
Inc.
117,000 5.000%,  6/15/2034 118,653
185,000 5.450%,  1/23/2039 187,336
AstraZeneca Finance, LLC
58,000 5.000%,  2/26/2034 58,781
BAT Capital Corporation
74,000 6.250%,  8/15/2055 74,760
44,000 6.343%,  8/2/2030 47,170
40,000 7.750%,  10/19/2032 46,098
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,682
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 44,346
56,000 2.823%,  5/20/2030 51,746
BellRing Brands, Inc.
21,000 7.000%,  3/15/2030
a
21,786
BioMarin Pharmaceutical, Inc.,
Convertible
107,000 1.250%,  5/15/2027 100,957
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 60,711
Bristol-Myers Squibb Company
78,000 5.550%,  2/22/2054 75,446
39,000 5.750%,  2/1/2031 41,375
19,000 5.900%,  11/15/2033 20,309
Bunge, Ltd. Finance Corporation
80,000 3.200%,  4/21/2031
a
73,545
21,000 4.650%,  9/17/2034 20,270
Cargill, Inc.
84,000 2.125%,  11/10/2031
a
72,562
128,000 5.125%,  2/11/2035
a
128,786
Cencora, Inc.
44,000 5.150%,  2/15/2035 44,114
Central Garden & Pet Company
33,000 4.125%,  10/15/2030
e
31,012
Champ Acquisition Corporation
46,000 8.375%,  12/1/2031
a
48,665
Principal
Amount Long-Term Fixed Income  47.5% Value
Consumer Non-Cyclical  2.1% - continued
Chefs' Warehouse, Inc.,
Convertible
$ 111,000 2.375%,  12/15/2028 $ 181,041
CHS/Community Health Systems,
Inc.
63,000 5.625%,  3/15/2027
a
63,099
26,000 6.000%,  1/15/2029
a
24,714
26,000 6.875%,  4/15/2029
a
20,215
29,000 4.750%,  2/15/2031
a
24,265
40,000 10.875%,  1/15/2032
a
41,935
53,000 9.750%,  1/15/2034
a,g
53,339
Cigna Group
39,000 5.600%,  2/15/2054 36,825
49,000 2.400%,  3/15/2030 44,616
Coca-Cola Company
39,000 5.300%,  5/13/2054 37,767
Conagra Brands, Inc.
104,000 5.750%,  8/1/2035 104,246
Concentra Health Services, Inc.
24,000 6.875%,  7/15/2032
a
24,660
Constellation Brands, Inc.
39,000 4.800%,  1/15/2029 39,299
75,000 3.150%,  8/1/2029 71,164
27,000 4.900%,  5/1/2033 26,761
CVS Health Corporation
53,000 7.000%,  3/10/2055
b
54,529
78,000 6.050%,  6/1/2054 76,237
87,000 6.750%,  12/10/2054
b
87,072
43,000 5.000%,  2/20/2026 43,037
30,000 4.300%,  3/25/2028 29,799
117,000 4.780%,  3/25/2038 106,913
125,000 6.000%,  6/1/2044 123,116
DaVita, Inc.
41,000 3.750%,  2/15/2031
a
37,181
43,000 6.875%,  9/1/2032
a
44,210
26,000 6.750%,  7/15/2033
a
26,814
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
49,624
Eli Lilly & Company
78,000 5.000%,  2/9/2054 72,002
28,000 5.500%,  2/12/2055 27,868
80,000 4.700%,  2/27/2033 80,382
Embecta Corporation
21,000 6.750%,  2/15/2030
a,e
20,068
Encompass Health Corporation
38,000 4.500%,  2/1/2028 37,363
Endo Finance Holdings, Inc.
27,000 8.500%,  4/15/2031
a,e
28,723
Energizer Holdings, Inc.
40,000 4.750%,  6/15/2028
a
38,859
24,000 4.375%,  3/31/2029
a
22,753
Envista Holdings Corporation,
Convertible
38,000 1.750%,  8/15/2028 35,197
Fortrea Holdings, Inc.
10,000 7.500%,  7/1/2030
a,e
9,143
General Mills, Inc.
16,000 4.950%,  3/29/2033 15,958
Gilead Sciences, Inc.
44,000 5.250%,  10/15/2033 45,340
Grifols SA
54,000 4.750%,  10/15/2028
a
52,019

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Consumer Non-Cyclical  2.1% - continued
HCA, Inc.
$ 35,000 5.950%,  9/15/2054 $ 33,762
80,000 5.250%,  3/1/2030 81,721
80,000 5.750%,  3/1/2035 81,927
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
38,000 7.875%,  9/1/2025
a,e
38,095
HLF Financing SARL, LLC/
Herbalife International, Inc.
12,000 12.250%,  4/15/2029
a
13,004
28,000 4.875%,  6/1/2029
a
23,334
Insulet Corporation
16,000 6.500%,  4/1/2033
a
16,447
Integer Holdings Corporation,
Convertible
41,000 2.125%,  2/15/2028 55,494
197,000 1.875%,  3/15/2030
a
192,666
IQVIA, Inc.
52,000 6.250%,  6/1/2032
a
53,324
Jazz Investments I, Ltd.,
Convertible
110,000 2.000%,  6/15/2026 112,640
135,000 3.125%,  9/15/2030
a
148,838
Jazz Securities DAC
32,000 4.375%,  1/15/2029
a
30,956
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
47,000 3.625%,  1/15/2032 42,984
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
90,000 6.375%,  4/15/2066
a
88,705
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
75,000 5.950%,  4/20/2035
a
77,388
Johnson & Johnson
78,000 5.250%,  6/1/2054 76,896
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
49,000 9.000%,  2/15/2029
a
51,137
Kenvue, Inc.
110,000 4.850%,  5/22/2032 110,832
Keurig Dr Pepper, Inc.
69,000 3.200%,  5/1/2030 64,789
76,000 5.300%,  3/15/2034 77,681
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 44,586
82,000 5.400%,  3/15/2035 81,683
Kroger Company
37,000 4.500%,  1/15/2029 37,219
Lamb Weston Holdings, Inc.
26,000 4.375%,  1/31/2032
a
24,293
LCI Industries, Convertible
109,000 3.000%,  3/1/2030
a,e
112,406
LifePoint Health, Inc.
27,000 9.875%,  8/15/2030
a
29,100
33,000 11.000%,  10/15/2030
a
36,270
19,000 10.000%,  6/1/2032
a
19,725
Mars, Inc.
12,000 5.650%,  5/1/2045
a
11,918
Principal
Amount Long-Term Fixed Income  47.5% Value
Consumer Non-Cyclical  2.1% - continued
Mattel, Inc.
$ 122,000 3.375%,  4/1/2026
a
$ 120,353
Medline Borrower, LP/Medline Co-
Issuer, Inc.
29,000 6.250%,  4/1/2029
a
29,570
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 40,452
Mozart Debt Merger Sub, Inc.
92,000 3.875%,  4/1/2029
a
87,738
56,000 5.250%,  10/1/2029
a
54,906
Newell Brands, Inc.
28,000 6.375%,  9/15/2027 28,219
28,000 6.625%,  9/15/2029 27,876
15,000 6.375%,  5/15/2030 14,536
Novartis Capital Corporation
91,000 4.700%,  9/18/2054 80,637
Organon & Company/Organon
Foreign Debt Co-Issuer BV
90,000 5.125%,  4/30/2031
a
77,860
Owens & Minor, Inc.
26,000 6.625%,  4/1/2030
a,e
23,413
PepsiCo, Inc.
74,000 5.250%,  7/17/2054 71,186
Performance Food Group, Inc.
41,000 4.250%,  8/1/2029
a
39,419
49,000 6.125%,  9/15/2032
a
49,759
Perrigo Finance Unlimited
Company
46,000 4.900%,  6/15/2030 44,854
22,000 6.125%,  9/30/2032 22,230
Philip Morris International, Inc.
80,000 4.875%,  2/15/2028 80,991
40,000 5.625%,  11/17/2029 41,741
39,000 5.125%,  2/13/2031 39,826
40,000 5.750%,  11/17/2032 41,984
59,000 5.250%,  2/13/2034 59,735
34,000 4.900%,  11/1/2034 33,552
Post Holdings, Inc.
41,000 4.625%,  4/15/2030
a
39,163
51,000 4.500%,  9/15/2031
a
47,140
33,000 6.250%,  10/15/2034
a
33,041
Post Holdings, Inc., Convertible
219,000 2.500%,  8/15/2027 247,185
Prime Healthcare Services, Inc.
87,000 9.375%,  9/1/2029
a
86,456
Radiology Partners, Inc.
53,000 8.500%,  7/15/2032
a
53,552
Roche Holdings, Inc.
57,000 5.218%,  3/8/2054
a
54,717
59,000 2.076%,  12/13/2031
a
50,992
Royalty Pharma plc
87,000 1.200%,  9/2/2025 86,701
53,000 5.150%,  9/2/2029 53,974
Select Medical Corporation
25,000 6.250%,  12/1/2032
a,e
24,935
Simmons Foods, Inc.
71,000 4.625%,  3/1/2029
a
67,189
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
30,000
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a
4,787

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Consumer Non-Cyclical  2.1% - continued
Spectrum Brands, Inc.,
Convertible
$ 124,000 3.375%,  6/1/2029 $ 112,034
Star Parent, Inc.
26,000 9.000%,  10/1/2030
a
27,342
Stryker Corporation
53,000 5.200%,  2/10/2035 53,824
Sysco Corporation
37,000 5.950%,  4/1/2030 38,994
Takeda Pharmaceutical Company,
Ltd.
102,000 5.650%,  7/5/2054 98,855
87,000 5.000%,  11/26/2028 88,243
Tenet Healthcare Corporation
142,000 5.125%,  11/1/2027 141,425
40,000 4.375%,  1/15/2030 38,458
67,000 6.750%,  5/15/2031 68,940
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 51,062
US Acute Care Solutions, LLC
52,000 9.750%,  5/15/2029
a
53,129
Whirlpool Corporation
23,000 6.500%,  6/15/2033 22,664
Winnebago Industries, Inc.,
Convertible
130,000 3.250%,  1/15/2030
e
112,775
Wyeth, LLC
98,000 6.500%,  2/1/2034 108,831
Zoetis, Inc.
63,000 5.600%,  11/16/2032 66,304
Total 9,009,947
Energy  1.5%
Aethon United BR, LP/Aethon
United Finance Corporation
12,000 7.500%,  10/1/2029
a
12,573
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
56,000 5.375%,  6/15/2029
a
55,529
APA Corporation
59,000 4.375%,  10/15/2028
a
56,695
Archrock Partners, LP/Archrock
Partners Finance Corporation
30,000 6.250%,  4/1/2028
a
29,998
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
28,000 5.875%,  6/30/2029
a
27,900
26,000 6.625%,  7/15/2033
a
26,360
Baytex Energy Corporation
38,000 8.500%,  4/30/2030
a
38,670
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
46,665
BP Capital Markets America, Inc.
55,000 4.812%,  2/13/2033 54,825
50,000 5.227%,  11/17/2034 50,593
BP Capital Markets plc
50,000 4.875%,  3/22/2030
b,i
49,185
55,000 6.450%,  12/1/2033
b,i
56,954
Buckeye Partners, LP
38,000 4.500%,  3/1/2028
a
37,094
31,000 6.875%,  7/1/2029
a
31,911
Principal
Amount Long-Term Fixed Income  47.5% Value
Energy  1.5% - continued
California Resources Corporation
$ 34,000 8.250%,  6/15/2029
a
$ 34,926
Cheniere Energy Partners, LP
38,000 4.500%,  10/1/2029 37,588
39,000 3.250%,  1/31/2032 35,059
62,000 5.950%,  6/30/2033 64,717
Cheniere Energy, Inc.
34,000 5.650%,  4/15/2034 34,585
Civitas Resources, Inc.
17,000 8.375%,  7/1/2028
a
17,482
76,000 8.750%,  7/1/2031
a
76,938
39,000 9.625%,  6/15/2033
a
40,115
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
32,982
CNX Resources Corporation,
Convertible
78,000 2.250%,  5/1/2026 184,197
Columbia Pipelines Holding
Company, LLC
42,000 6.055%,  8/15/2026
a
42,446
79,000 6.042%,  8/15/2028
a
82,108
Comstock Resources, Inc.
35,000 6.750%,  3/1/2029
a
34,380
63,000 5.875%,  1/15/2030
a
59,471
ConocoPhillips Company
78,000 4.850%,  1/15/2032 78,525
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
a
47,869
Crescent Energy Finance, LLC
63,000 7.625%,  4/1/2032
a
61,564
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
61,000 8.625%,  3/15/2029
a
63,483
27,000 7.375%,  6/30/2033
a
26,690
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
22,929
Diamondback Energy, Inc.
92,000 5.750%,  4/18/2054 85,449
Eastern Energy Gas Holdings, LLC
108,000 5.800%,  1/15/2035 112,020
Enbridge, Inc.
55,000 7.375%,  1/15/2083
b
56,640
52,000 7.625%,  1/15/2083
b
55,195
59,000 5.950%,  4/5/2054 58,442
20,000 5.700%,  3/8/2033 20,717
Enerflex, Ltd.
19,000 9.000%,  10/15/2027
a
19,566
Energy Transfer, LP
40,000 5.950%,  5/15/2054 37,809
100,000 8.000%,  5/15/2054
b
106,528
39,000 6.050%,  9/1/2054 37,422
39,000 4.400%,  3/15/2027 38,872
17,000 7.125%,  5/15/2030
b,i
17,405
40,000 6.400%,  12/1/2030 42,924
Enterprise Products Operating,
LLC
51,000 5.550%,  2/16/2055 48,811
Excelerate Energy, LP
21,000 8.000%,  5/15/2030
a
21,984
Genesis Energy LP/Genesis
Energy Finance Corporation
45,000 8.875%,  4/15/2030 47,636

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Energy  1.5% - continued
$ 68,000 7.875%,  5/15/2032 $ 70,326
Harvest Midstream I, LP
66,000 7.500%,  9/1/2028
a
66,803
Hess Midstream Operations, LP
61,000 4.250%,  2/15/2030
a
59,023
Hilcorp Energy I, LP/Hilcorp
Finance Company
63,000 5.750%,  2/1/2029
a
61,884
27,000 6.000%,  4/15/2030
a
26,550
53,000 6.250%,  4/15/2032
a
50,879
Howard Midstream Energy
Partners, LLC
70,000 7.375%,  7/15/2032
a
72,374
ITT Holdings, LLC
71,000 6.500%,  8/1/2029
a
67,628
Kinder Morgan, Inc.
72,000 5.950%,  8/1/2054 70,229
Kodiak Gas Services, LLC
33,000 7.250%,  2/15/2029
a
33,797
MEG Energy Corporation
27,000 5.875%,  2/1/2029
a
27,003
MPLX, LP
94,000 1.750%,  3/1/2026 92,416
19,000 5.000%,  3/1/2033 18,711
55,000 5.500%,  6/1/2034 55,057
Nabors Industries, Inc.
27,000 7.375%,  5/15/2027
a
27,250
62,000 9.125%,  1/31/2030
a
61,364
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
22,000 8.125%,  2/15/2029
a
21,771
63,000 8.375%,  2/15/2032
a
61,627
Noble Finance II, LLC
27,000 8.000%,  4/15/2030
a
27,539
Northern Oil and Gas, Inc.
38,000 8.750%,  6/15/2031
a
39,041
Northern Oil and Gas, Inc.,
Convertible
187,000 3.625%,  4/15/2029 193,826
NuStar Logistics, LP
54,000 6.375%,  10/1/2030 55,631
Occidental Petroleum Corporation
25,000 5.000%,  8/1/2027 25,180
78,000 8.875%,  7/15/2030 88,899
ONEOK, Inc.
74,000 5.700%,  11/1/2054 67,957
39,000 5.650%,  11/1/2028 40,232
50,000 4.750%,  10/15/2031 49,528
Ovintiv, Inc.
65,000 7.200%,  11/1/2031 70,692
PBF Holding Company, LLC/PBF
Finance Corporation
43,000 6.000%,  2/15/2028 41,381
13,000 7.875%,  9/15/2030
a
11,856
Permian Resources Operating,
LLC
59,000 6.250%,  2/1/2033
a
59,351
Permian Resources Operating,
LLC, Convertible
35,000 3.250%,  4/1/2028 87,690
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 49,592
Principal
Amount Long-Term Fixed Income  47.5% Value
Energy  1.5% - continued
Prairie Acquiror, LP
$ 45,000 9.000%,  8/1/2029
a
$ 46,611
Precision Drilling Corporation
29,000 6.875%,  1/15/2029
a
28,981
Range Resources Corporation
45,000 4.750%,  2/15/2030
a
43,743
Rockies Express Pipeline, LLC
69,000 4.950%,  7/15/2029
a
67,652
Saturn Oil & Gas, Inc.
15,000 9.625%,  6/15/2029
a,e
14,853
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
a
23,900
SM Energy Company
30,000 6.500%,  7/15/2028 30,186
19,000 7.000%,  8/1/2032
a
18,814
South Bow USA Infrastructure
Holdings, LLC
20,000 5.584%,  10/1/2034
a
19,742
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
27,000 5.875%,  3/1/2027 26,907
Sunoco, LP
82,000 7.000%,  5/1/2029
a
84,876
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 43,880
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
76,000 5.500%,  1/15/2028
a
75,318
41,000 7.375%,  2/15/2029
a
42,067
Talos Production, Inc.
14,000 9.000%,  2/1/2029
a
14,349
Targa Resources Corporation
54,000 6.125%,  5/15/2055 52,757
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 100,827
TGNR Intermediate Holdings, LLC
59,000 5.500%,  10/15/2029
a
57,473
Tidewater, Inc.
13,000 9.125%,  7/15/2030
a
13,634
TotalEnergies Capital SA
117,000 5.488%,  4/5/2054 112,090
TransCanada Trust
100,000 5.875%,  8/15/2076
b
99,792
Transocean Titan Financing, Ltd.
48,857 8.375%,  2/1/2028
a
50,071
Transocean, Inc.
71,200 8.750%,  2/15/2030
a
73,818
UGI Corporation, Convertible
53,000 5.000%,  6/1/2028 72,446
USA Compression Partners, LP/
USA Compression Finance
Corporation
47,000 7.125%,  3/15/2029
a
48,046
Valaris, Ltd.
56,000 8.375%,  4/30/2030
a
57,842
Venture Global LNG, Inc.
101,000 8.125%,  6/1/2028
a
104,567
44,000 9.000%,  9/30/2029
a,b,i
44,011
129,000 8.375%,  6/1/2031
a
133,432

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Energy  1.5% - continued
$ 48,000 9.875%,  2/1/2032
a
$ 51,789
Venture Global Plaquemines LNG,
LLC
37,000 6.500%,  1/15/2034
a
38,064
26,000 7.750%,  5/1/2035
a
28,508
70,000 6.750%,  1/15/2036
a
72,009
Vital Energy, Inc.
37,000 7.750%,  7/31/2029
a
33,666
26,000 7.875%,  4/15/2032
a,e
22,821
Williams Companies, Inc.
69,000 4.900%,  3/15/2029 69,768
37,000 2.600%,  3/15/2031 33,061
35,000 5.600%,  3/15/2035 35,774
Total 6,301,658
Financials  5.0%
Acrisure, LLC/Acrisure Finance,
Inc.
19,000 4.250%,  2/15/2029
a
18,140
12,000 7.500%,  11/6/2030
a
12,397
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
41,848
103,000 3.000%,  10/29/2028 98,023
Agree, LP
38,000 5.625%,  6/15/2034 38,823
Air Lease Corporation
77,000 4.650%,  6/15/2026
b,i
76,062
46,000 3.125%,  12/1/2030 42,432
Aircastle, Ltd.
50,000 5.250%,  6/15/2026
a,b,i
49,654
46,000 2.850%,  1/26/2028
a
43,897
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
27,000 4.250%,  10/15/2027
a
26,433
55,000 6.750%,  4/15/2028
a
55,744
40,000 7.000%,  1/15/2031
a
41,131
Ally Financial, Inc.
86,000 4.700%,  5/15/2026
b,i
83,483
112,000 8.000%,  11/1/2031 126,529
42,000 6.700%,  2/14/2033 43,616
American Express Company
50,000 3.550%,  9/15/2026
b,i
48,869
American Homes 4 Rent, LP
48,000 4.950%,  6/15/2030 48,313
American International Group, Inc.
79,000 5.125%,  3/27/2033 79,968
Americold Realty Operating
Partnership, LP
75,000 5.600%,  5/15/2032 75,066
Ameriprise Financial, Inc.
86,000 5.200%,  4/15/2035 86,192
AmWINS Group, Inc.
22,000 6.375%,  2/15/2029
a
22,403
66,000 4.875%,  6/30/2029
a
64,105
Aon North America, Inc.
78,000 5.750%,  3/1/2054 75,980
Apollo Debt Solutions BDC
60,000 6.700%,  7/29/2031 62,480
Ares Capital Corporation
100,000 2.150%,  7/15/2026 97,620
47,000 5.875%,  3/1/2029 47,999
Principal
Amount Long-Term Fixed Income  47.5% Value
Financials  5.0% - continued
Ares Strategic Income Fund
$ 138,000 5.450%,  9/9/2028
a
$ 137,772
39,000 5.600%,  2/15/2030 38,860
Arthur J. Gallagher & Company
59,000 5.750%,  7/15/2054 57,077
Assurant, Inc.
62,000 6.100%,  2/27/2026 62,220
Aviation Capital Group, LLC
42,000 4.875%,  10/1/2025
a
41,932
Avolon Holdings Funding, Ltd.
79,000 5.750%,  3/1/2029
a
81,075
93,000 5.375%,  5/30/2030
a
94,623
Azorra Finance, Ltd.
63,000 7.750%,  4/15/2030
a
65,616
Banco Santander SA
22,000 4.750%,  11/12/2026
b,i
21,517
Bank of America Corporation
70,000 6.125%,  4/27/2027
b,i
70,607
60,000 1.734%,  7/22/2027
b
58,351
80,000 4.376%,  4/27/2028
b
79,832
112,000 3.593%,  7/21/2028
b
110,162
32,000 4.948%,  7/22/2028
b
32,284
70,000 5.819%,  9/15/2029
b
72,723
180,000 3.974%,  2/7/2030
b
177,063
91,000 5.162%,  1/24/2031
b
93,101
135,000 2.687%,  4/22/2032
b
121,052
59,000 2.572%,  10/20/2032
b
51,997
82,000 2.972%,  2/4/2033
b
73,409
59,000 5.468%,  1/23/2035
b
60,549
149,000 5.425%,  8/15/2035
b
149,269
40,000 3.846%,  3/8/2037
b
36,664
Bank of Montreal
40,000 3.088%,  1/10/2037
b
34,831
Bank of New York Mellon
Corporation
39,000 6.317%,  10/25/2029
b
41,195
67,000 4.596%,  7/26/2030
b
67,424
39,000 6.474%,  10/25/2034
b
42,961
Barclays plc
45,000 6.125%,  12/15/2025
b,i
45,056
85,000 5.501%,  8/9/2028
b
86,462
57,000 4.972%,  5/16/2029
b
57,531
50,000 6.224%,  5/9/2034
b
53,161
40,000 7.119%,  6/27/2034
b
43,814
BlackRock Funding, Inc.
39,000 5.250%,  3/14/2054 37,086
Blackstone Mortgage Trust, Inc.,
Convertible
13,000 5.500%,  3/15/2027 12,727
Blackstone Private Credit Fund
50,000 5.600%,  11/22/2029 50,373
Blue Owl Credit Income
Corporation
61,000 4.700%,  2/8/2027 60,533
Blue Owl Technology Finance
Corporation
19,000 4.750%,  12/15/2025
a,e
18,927
123,000 6.100%,  3/15/2028
a
123,711
20,000 6.750%,  4/4/2029 20,482
BNP Paribas SA
57,000 3.132%,  1/20/2033
a,b
50,972
38,000 7.450%,  6/27/2035
a,b,i
38,713
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 73,570

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Financials  5.0% - continued
Brookfield Finance, Inc.
$ 59,000 5.813%,  3/3/2055 $ 58,190
Brown & Brown, Inc.
27,000 6.250%,  6/23/2055 27,665
23,000 5.550%,  6/23/2035 23,251
Burford Capital Global Finance,
LLC
64,000 9.250%,  7/1/2031
a
67,678
27,000 7.500%,  7/15/2033
a
27,176
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,e,i
29,269
62,000 3.273%,  3/1/2030
b
59,229
20,000 6.700%,  11/29/2032 21,859
Capital One NA
75,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
76,645
Capital Southwest Corporation,
Convertible
7,000 5.125%,  11/15/2029 7,013
Charles Schwab Corporation
83,000 0.900%,  3/11/2026 81,190
94,000 4.000%,  6/1/2026
b,i
92,661
39,000 6.136%,  8/24/2034
b
42,087
CHL Mortgage Pass-Through Trust
20,243
6.315%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
19,804
153,452
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 65,087
Citadel, LP
60,000 6.375%,  1/23/2032
a
62,273
Citigroup, Inc.
47,000 4.000%,  12/10/2025
b,i
46,686
95,000 3.875%,  2/18/2026
b,i
93,883
132,000 1.122%,  1/28/2027
b
129,657
145,000 1.462%,  6/9/2027
b
141,084
81,000 3.070%,  2/24/2028
b
79,089
26,000 7.375%,  5/15/2028
b,i
27,010
54,000 7.625%,  11/15/2028
b,i
56,332
150,000 4.075%,  4/23/2029
b
148,270
34,000 7.125%,  8/15/2029
b,i
34,774
32,000 6.950%,  2/15/2030
b,i
32,259
79,000 6.875%,  8/15/2030
b,i
79,672
110,000 4.952%,  5/7/2031
b
111,045
39,000 6.174%,  5/25/2034
b
40,785
45,000 7.000%,  8/15/2034
b,i
46,753
69,000 6.020%,  1/24/2036
b
70,713
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,i
53,459
32,000 5.718%,  7/23/2032
b
33,015
CNA Financial Corporation
78,000 5.125%,  2/15/2034 77,393
Coinbase Global, Inc., Convertible
99,000 0.500%,  6/1/2026
e
118,275
115,000 0.250%,  4/1/2030 158,359
Comerica, Inc.
21,000 5.982%,  1/30/2030
b
21,593
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
a
40,099
Constellation Insurance, Inc.
17,000 6.800%,  1/24/2030
a
16,767
COPT Defense Properties, LP
78,000 2.250%,  3/15/2026 76,639
Principal
Amount Long-Term Fixed Income  47.5% Value
Financials  5.0% - continued
COPT Defense Properties, LP,
Convertible
$ 25,000 5.250%,  9/15/2028
a
$ 27,944
Corebridge Financial, Inc.
63,000 6.375%,  9/15/2054
b
62,899
39,000 6.875%,  12/15/2052
b
40,056
41,000 6.050%,  9/15/2033 43,121
47,000 5.750%,  1/15/2034 48,780
Countrywide Home Loan
Mortgage Pass Through Trust
197,998
5.197%,  11/25/2035, Ser.
2005-22, Class 2A1
b
163,128
Cousins Properties, LP
15,000 5.375%,  2/15/2032 15,142
Credit Acceptance Corporation
34,000 9.250%,  12/15/2028
a
35,958
Credit Agricole SA
37,000 3.250%,  1/14/2030
a
34,367
Credit Suisse Group AG
26,000 7.250%,  N/A
*,j
1,755
36,000 7.500%,  N/A
*,j
2,430
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,i
61,043
Deutsche Bank AG/New York, NY
127,000 2.129%,  11/24/2026
b
125,922
66,000 2.311%,  11/16/2027
b
64,047
61,000 3.742%,  1/7/2033
b
55,074
Digital Realty Trust, LP, Convertible
78,000 1.875%,  11/15/2029
a
82,220
Drawbridge Special Opportunities
Fund, LP
76,000 3.875%,  2/15/2026
a
74,881
Elevance Health, Inc.
78,000 5.650%,  6/15/2054 73,854
123,000 2.550%,  3/15/2031 109,735
Encore Capital Group, Inc.
41,000 9.250%,  4/1/2029
a
43,183
32,000 8.500%,  5/15/2030
a
33,872
Encore Capital Group, Inc.,
Convertible
62,000 4.000%,  3/15/2029 57,181
ERP Operating, LP
79,000 4.950%,  6/15/2032 79,645
Fairfax Financial Holdings, Ltd.
59,000 6.350%,  3/22/2054 59,482
Federal Realty OP, LP, Convertible
31,000 3.250%,  1/15/2029
a
30,520
Fifth Third Bancorp
26,000 4.500%,  9/30/2025
b,i
25,907
41,000 4.772%,  7/28/2030
b
41,168
Fifth Third Bank NA
101,000 3.850%,  3/15/2026 100,460
FirstCash, Inc.
69,000 5.625%,  1/1/2030
a
68,286
Freedom Mortgage Corporation
22,000 7.625%,  5/1/2026
a
22,095
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
67,749
28,000 9.125%,  5/15/2031
a
29,106
20,000 8.375%,  4/1/2032
a
20,456
FS KKR Capital Corporation
38,000 2.625%,  1/15/2027 36,517

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Financials  5.0% - continued
FTAI Aviation Investors, LLC
$ 29,000 5.500%,  5/1/2028
a
$ 28,930
24,000 7.000%,  5/1/2031
a
24,901
40,000 7.000%,  6/15/2032
a
41,424
GGAM Finance, Ltd.
22,000 7.750%,  5/15/2026
a
22,147
28,000 8.000%,  6/15/2028
a
29,618
66,000 5.875%,  3/15/2030
a
65,920
Global Aircraft Leasing Company,
Ltd.
72,000 8.750%,  9/1/2027
a
74,350
Global Net Lease, Inc.
18,000 4.500%,  9/30/2028
a
17,314
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
46,000 3.750%,  12/15/2027
a
43,843
goeasy, Ltd.
44,000 9.250%,  12/1/2028
a
46,573
15,000 7.625%,  7/1/2029
a
15,446
Goldman Sachs BDC, Inc.
35,000 6.375%,  3/11/2027 35,679
Goldman Sachs Group, Inc.
40,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,i
40,152
48,000 3.650%,  8/10/2026
b,e,i
46,963
50,000 4.125%,  11/10/2026
b,i
48,940
97,000 1.948%,  10/21/2027
b
93,934
40,000 2.640%,  2/24/2028
b
38,823
166,000 3.615%,  3/15/2028
b
163,545
81,000 4.482%,  8/23/2028
b
80,995
75,000 3.814%,  4/23/2029
b
73,615
37,000 3.800%,  3/15/2030 35,999
37,000 2.615%,  4/22/2032
b
32,937
38,000 2.383%,  7/21/2032
b
33,195
31,000 6.125%,  11/10/2034
b,e,i
30,655
73,000 5.330%,  7/23/2035
b
73,746
110,000 5.016%,  10/23/2035
b
108,495
Hartford Insurance Group, Inc.
37,000 2.800%,  8/19/2029 34,710
23,000
6.713%,  (TSFR3M +
2.387%), 2/12/2047
a,b
21,388
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
25,000 3.750%,  8/15/2028
a
28,438
Hercules Capital, Inc., Convertible
15,000 4.750%,  9/1/2028
a
14,638
HSBC Holdings plc
105,000 4.583%,  6/19/2029
b
104,867
25,000 6.875%,  9/11/2029
b,i
25,766
45,000 2.804%,  5/24/2032
b
40,083
HUB International, Ltd.
79,000 7.250%,  6/15/2030
a
82,352
Huntington Bancshares, Inc./OH
31,000 4.450%,  10/15/2027
b,i
30,451
93,000 5.709%,  2/2/2035
b
95,137
61,000 6.141%,  11/18/2039
b
62,356
Huntington Bank Auto Credit-
Linked Notes
246,384
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
247,967
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
17,000 6.250%,  5/15/2026 16,890
Principal
Amount Long-Term Fixed Income  47.5% Value
Financials  5.0% - continued
$ 86,000 5.250%,  5/15/2027 $ 83,786
ING Groep NV
76,000 1.726%,  4/1/2027
b
74,516
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 55,176
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
43,100
15,000 7.125%,  4/30/2031
a
15,492
25,000 6.125%,  11/1/2032
a
24,804
61,000 6.750%,  5/1/2033
a
62,426
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
a
22,180
37,000 6.625%,  10/15/2031
a
36,812
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,939
55,000 9.500%,  2/15/2029
a
58,040
18,000 8.250%,  5/15/2030
a
18,780
JPMorgan Chase & Company
55,000 3.650%,  6/1/2026
b,i
54,087
162,000 1.045%,  11/19/2026
b
160,224
112,000 4.005%,  4/23/2029
b
110,757
38,000 2.069%,  6/1/2029
b
35,608
31,000 6.500%,  4/1/2030
b,i
31,778
149,000 4.493%,  3/24/2031
b
148,481
40,000 2.963%,  1/25/2033
b
35,938
42,000 4.912%,  7/25/2033
b
42,253
40,000 5.717%,  9/14/2033
b
41,681
37,000 5.350%,  6/1/2034
b
37,955
35,000 6.254%,  10/23/2034
b
37,981
20,000 5.336%,  1/23/2035
b
20,448
69,000 5.766%,  4/22/2035
b
72,366
42,000 5.502%,  1/24/2036
b
43,090
65,000 5.534%,  11/29/2045
b
65,021
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 53,984
75,000 5.000%,  1/26/2033 74,254
Kilroy Realty, LP
59,000 4.250%,  8/15/2029 56,893
Kite Realty Group, LP, Convertible
5,000 0.750%,  4/1/2027
a
5,122
Liberty Mutual Group, Inc.
15,000 4.125%,  12/15/2051
a,b
14,597
Lincoln National Corporation
13,000
6.944%,  (TSFR3M +
2.619%), 8/18/2025
b
11,278
Lloyds Banking Group plc
127,000 1.627%,  5/11/2027
b
124,026
LPL Holdings, Inc.
88,000 4.900%,  4/3/2028 88,489
M&T Bank Corporation
82,000 3.500%,  9/1/2026
b,i
78,807
Macquarie Airfinance Holdings,
Ltd.
15,000 6.400%,  3/26/2029
a
15,594
40,000 5.150%,  3/17/2030
a
39,966
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
a,b
73,417
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 35,825

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Financials  5.0% - continued
MetLife, Inc.
$ 32,000 6.350%,  3/15/2055
b
$ 32,847
37,000 3.850%,  9/15/2025
b,i
36,870
40,000 5.875%,  3/15/2028
b,e,i
40,679
51,000 6.400%,  12/15/2036 53,095
Metropolitan Life Global Funding I
71,000 2.950%,  4/9/2030
a
66,373
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 73,663
Mitsubishi UFJ Financial Group,
Inc.
78,000 1.538%,  7/20/2027
b
75,712
Mizuho Financial Group, Inc.
99,000 1.554%,  7/9/2027
b
96,213
82,000 2.564%,  9/13/2031 71,480
40,000 5.748%,  7/6/2034
b
41,699
Molina Healthcare, Inc.
16,000 4.375%,  6/15/2028
a
15,313
29,000 6.250%,  1/15/2033
a
28,612
Morgan Stanley
49,000 5.516%,  11/19/2055
b
48,001
126,000 0.985%,  12/10/2026
b
124,323
76,000 1.593%,  5/4/2027
b
74,285
80,000 1.512%,  7/20/2027
b
77,619
27,000 5.123%,  2/1/2029
b
27,397
238,000 3.622%,  4/1/2031
b
227,967
40,000 2.943%,  1/21/2033
b
35,745
41,000 4.889%,  7/20/2033
b
41,019
40,000 5.250%,  4/21/2034
b
40,647
14,000 5.424%,  7/21/2034
b
14,338
32,000 5.831%,  4/19/2035
b
33,544
32,000 5.587%,  1/18/2036
b
32,843
85,000 2.484%,  9/16/2036
b
72,453
MPT Operating Partnership, LP/
MPT Finance Corporation
33,000 8.500%,  2/15/2032
a
34,300
Nasdaq, Inc.
37,000 5.350%,  6/28/2028 37,993
Nationstar Mortgage Holdings,
Inc.
14,000 5.500%,  8/15/2028
a
13,981
44,000 5.125%,  12/15/2030
a
43,916
13,000 7.125%,  2/1/2032
a
13,575
NatWest Group plc
37,000 4.892%,  5/18/2029
b
37,315
95,000 6.475%,  6/1/2034
b
99,195
Navient Corporation
16,000 5.000%,  3/15/2027 15,824
Neuberger Berman CLO, Ltd.
48,731
7.579%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
48,762
New Mountain Finance
Corporation, Convertible
13,000 7.500%,  10/15/2025 13,013
New York Life Global Funding
37,000 4.550%,  1/28/2033
a
36,357
39,000 5.000%,  1/9/2034
a
39,128
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
137,689
NNN REIT, Inc.
37,000 2.500%,  4/15/2030 33,690
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 54,151
Principal
Amount Long-Term Fixed Income  47.5% Value
Financials  5.0% - continued
$ 68,000 5.783%,  7/3/2034 $ 70,588
Northwestern Mutual Life
Insurance Company
72,000 6.170%,  5/29/2055
a
75,102
Omega Healthcare Investors, Inc.
100,000 5.200%,  7/1/2030 100,318
OneMain Finance Corporation
43,000 3.500%,  1/15/2027 41,957
35,000 3.875%,  9/15/2028 33,380
26,000 6.750%,  3/15/2032 26,382
112,000 7.125%,  9/15/2032 115,432
Osaic Holdings, Inc.
40,000 6.750%,  8/1/2032
a,g
40,482
Panther Escrow Issuer, LLC
44,000 7.125%,  6/1/2031
a
45,500
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
78,000 4.875%,  5/15/2029
a
75,032
Pebblebrook Hotel Trust,
Convertible
255,000 1.750%,  12/15/2026 240,327
PennyMac Financial Services, Inc.
13,000 7.125%,  11/15/2030
a
13,400
39,000 6.875%,  5/15/2032
a
39,735
27,000 6.875%,  2/15/2033
a
27,519
Phoenix Aviation Capital, Ltd.
42,000 9.250%,  7/15/2030
a
44,008
PNC Bank NA
37,000 2.700%,  10/22/2029 34,348
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,i
42,454
42,000 5.582%,  6/12/2029
b
43,306
45,000 6.250%,  3/15/2030
b,i
45,512
39,000 6.875%,  10/20/2034
b
43,564
PRA Group, Inc.
42,000 8.375%,  2/1/2028
a
42,964
Prologis Targeted US Logistics
Fund, LP
57,000 5.250%,  4/1/2029
a
58,387
37,000 5.250%,  1/15/2035
a
37,138
Prologis, LP
47,000 5.250%,  3/15/2054 43,875
Provident Financing Trust I
36,000 7.405%,  3/15/2038 38,360
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
b
38,749
39,000 6.750%,  3/1/2053
b
40,854
98,000 6.500%,  3/15/2054
b
101,779
36,000 3.700%,  10/1/2050
b
32,866
Realty Income Corporation
83,000 3.200%,  1/15/2027 81,475
Regency Centers, LP
60,000 5.250%,  1/15/2034 60,899
Reinsurance Group of America,
Inc.
43,000 6.000%,  9/15/2033 45,154
77,000 5.750%,  9/15/2034 78,983
RenaissanceRe Holdings, Ltd.
95,000 5.800%,  4/1/2035 97,637
Rexford Industrial Realty, LP,
Convertible
36,000 4.375%,  3/15/2027
a
35,586

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Financials  5.0% - continued
$ 59,000 4.125%,  3/15/2029
a
$ 57,732
RGA Global Funding
36,000 5.500%,  1/11/2031
a
37,088
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,849
28,000 4.500%,  2/15/2029
a
27,231
Rithm Capital Corporation
26,000 8.000%,  7/15/2030
a
26,469
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
24,265
Rocket Companies, Inc.
40,000 6.375%,  8/1/2033
a
40,799
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
23,000 3.625%,  3/1/2029
a
21,727
42,000 3.875%,  3/1/2031
a
38,742
19,000 4.000%,  10/15/2033
a
16,810
Royal Bank of Canada
50,000 6.750%,  8/24/2085
b
50,550
Ryan Specialty, LLC
15,000 4.375%,  2/1/2030
a
14,393
50,000 5.875%,  8/1/2032
a
50,138
Santander Holdings USA, Inc.
41,000 2.490%,  1/6/2028
b
39,731
68,000 5.473%,  3/20/2029
b
69,104
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
76,912
Service Properties Trust
25,000 5.500%,  12/15/2027 24,655
18,000 8.625%,  11/15/2031
a
19,169
Shift4 Payments, Inc., Convertible
120,000 Zero Coupon,  12/15/2025 155,820
112,000 0.500%,  8/1/2027
e
121,800
Simon Property Group, LP
78,000 2.650%,  7/15/2030 71,716
39,000 6.250%,  1/15/2034 42,413
Sixth Street Lending Partners
52,000 6.125%,  7/15/2030
a
52,982
SLM Corporation
7,000 6.500%,  1/31/2030 7,271
Societe Generale SA
35,000 1.488%,  12/14/2026
a,b
34,559
25,000 10.000%,  11/14/2028
a,b,i
27,559
Standard Chartered plc
59,000 2.608%,  1/12/2028
a,b
57,315
Starwood Property Trust, Inc.
20,000 4.375%,  1/15/2027
a
19,658
33,000 6.500%,  10/15/2030
a
33,967
Starwood Property Trust, Inc.,
Convertible
86,000 6.750%,  7/15/2027 90,515
State Street Corporation
27,000 6.700%,  3/15/2029
b,i
27,837
41,000 4.421%,  5/13/2033
b
40,125
Stonex Escrow Issuer, LLC
50,000 6.875%,  7/15/2032
a
50,898
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b,e
81,030
Sumitomo Mitsui Financial Group,
Inc.
75,000 5.716%,  9/14/2028 77,716
55,000 5.766%,  1/13/2033 57,781
Principal
Amount Long-Term Fixed Income  47.5% Value
Financials  5.0% - continued
Synchrony Financial
$ 28,000 5.935%,  8/2/2030
b
$ 28,778
28,000 7.250%,  2/2/2033 29,425
Synovus Bank
40,000 5.625%,  2/15/2028 40,567
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
b
34,785
41,000 4.456%,  6/8/2032 40,212
30,000 5.146%,  9/10/2034
b
30,160
Travelers Companies, Inc.
38,000 5.050%,  7/24/2035 38,093
Truist Bank
36,000 2.250%,  3/11/2030 32,373
Truist Financial Corporation
80,000 6.047%,  6/8/2027
b
80,834
38,000 1.887%,  6/7/2029
b
35,374
90,000 5.100%,  3/1/2030
b,i
88,585
68,000 5.153%,  8/5/2032
b
69,161
55,000 5.711%,  1/24/2035
b
56,909
U.S. Bancorp
67,000 4.548%,  7/22/2028
b
67,112
22,000 5.836%,  6/12/2034
b
23,073
55,000 5.678%,  1/23/2035
b
56,995
UBS Group AG
82,000 3.869%,  1/12/2029
a,b
80,681
United Wholesale Mortgage, LLC
75,000 5.500%,  4/15/2029
a
73,361
UnitedHealth Group, Inc.
117,000 5.375%,  4/15/2054 107,521
83,000 4.200%,  5/15/2032 79,981
Ventas Realty, LP, Convertible
62,000 3.750%,  6/1/2026 77,103
Vornado Realty, LP
20,000 3.400%,  6/1/2031 17,538
Wells Fargo & Company
33,000 3.900%,  3/15/2026
b,i
32,692
41,000 3.526%,  3/24/2028
b
40,350
88,000 3.584%,  5/22/2028
b
86,532
67,000 4.808%,  7/25/2028
b
67,367
56,000 7.625%,  9/15/2028
b,i
59,609
152,000 4.478%,  4/4/2031
b
151,142
28,000 5.389%,  4/24/2034
b
28,648
28,000 5.557%,  7/25/2034
b
28,894
36,000 6.491%,  10/23/2034
b
39,359
158,000 5.499%,  1/23/2035
b
161,914
Welltower OP, LLC, Convertible
120,000 2.750%,  5/15/2028
a
208,500
9,000 3.125%,  7/15/2029
a
12,447
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
54,207
Willis North America, Inc.
39,000 5.900%,  3/5/2054 38,428
74,000 4.500%,  9/15/2028 74,107
XHR, LP
38,000 4.875%,  6/1/2029
a
36,677
13,000 6.625%,  5/15/2030
a
13,213
Total 21,065,026
Foreign Government  <0.1%
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
a
65,684
Saudi Arabian Oil Company
57,000 5.750%,  7/17/2054
a
53,568

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Foreign Government  <0.1% - continued
Teine Energy, Ltd.
$ 40,000 6.875%,  4/15/2029
a
$ 39,335
Total 158,587
Mortgage-Backed Securities  14.2%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
221,316 2.000%,  1/1/2052 175,828
1,925,432 6.000%,  1/1/2055 1,984,133
1,716,053 2.500%,  5/1/2051 1,424,033
1,185,252 3.500%,  5/1/2052 1,068,140
964,059 4.000%,  5/1/2052 898,888
1,159,627 5.000%,  7/1/2053 1,138,172
707,762 5.500%,  7/1/2053 709,746
192,353 5.000%,  8/1/2053 189,259
369,833 5.500%,  9/1/2053 371,678
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
807,434 2.500%,  7/1/2030 777,469
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
931,661 3.500%,  5/1/2040 883,237
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,314,577 3.000%,  1/1/2052 1,999,166
339,801 2.000%,  2/1/2051 269,961
218,114 2.000%,  2/1/2051 173,041
1,139,293 2.500%,  2/1/2051 947,171
1,313,436 2.500%,  2/1/2051 1,077,995
2,374,524 2.000%,  3/1/2051 1,867,482
1,153,304 4.000%,  3/1/2051 1,080,840
2,465,739 3.000%,  3/1/2052 2,116,125
1,634,897 2.000%,  4/1/2051 1,280,512
1,536,876 3.000%,  4/1/2051 1,318,983
413,491 2.000%,  5/1/2051 326,892
768,000 3.000%,  5/1/2051 673,730
802,881 3.000%,  6/1/2050 705,970
326,714 4.000%,  6/1/2052 302,199
367,821 5.000%,  6/1/2053 361,580
1,874,700 2.500%,  7/1/2051 1,561,291
759,977 3.500%,  7/1/2051 687,065
943,983 4.000%,  7/1/2052 873,158
911,978 2.500%,  8/1/2050 762,063
1,524,428 3.500%,  8/1/2050 1,383,094
1,776,979 3.500%,  8/1/2052 1,593,125
1,073,708 4.500%,  8/1/2052 1,021,119
241,450 5.000%,  8/1/2053 237,352
1,214,228 3.500%,  9/1/2052 1,095,478
507,266 3.500%,  9/1/2052 457,704
192,078 5.000%,  9/1/2052 188,395
256,759 4.500%,  9/1/2053 245,635
830,750 4.500%,  9/1/2053 791,548
1,602,246 4.000%,  10/1/2052 1,488,399
404,866 2.000%,  11/1/2051 321,644
660,172 3.500%,  11/1/2052 597,578
1,636,550 2.000%,  12/1/2050 1,293,805
3,129,559 4.500%,  12/1/2052 2,992,937
1,700,000 6.000%,  8/1/2041
g
1,723,497
6,850,000 5.500%,  8/1/2042
g
6,813,734
850,000 4.000%,  8/1/2048
g
783,874
Principal
Amount Long-Term Fixed Income  47.5% Value
Mortgage-Backed Securities  14.2% -
continued
$ 800,000 4.500%,  8/1/2048
g
$ 758,795
3,850,000 5.000%,  8/1/2048
g
3,746,811
1,140,000 3.000%,  8/1/2049
g
975,443
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,179,577 2.500%,  3/1/2062 1,708,955
765,056 3.500%,  7/1/2061 671,317
828,437 4.000%,  12/1/2061 758,672
PRPM, LLC
275,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
250,691
Total 59,905,409
Technology  1.7%
Accenture Capital, Inc.
58,000 4.500%,  10/4/2034 56,127
Adobe, Inc.
108,000 5.300%,  1/17/2035 112,422
Advanced Micro Devices, Inc.
41,000 3.924%,  6/1/2032 39,526
Akamai Technologies, Inc.,
Convertible
86,000 0.375%,  9/1/2027 82,305
85,000 1.125%,  2/15/2029 79,649
108,000 0.250%,  5/15/2033
a
108,765
Alphabet, Inc.
62,000 5.250%,  5/15/2055 60,835
Amentum Holdings, Inc.
47,000 7.250%,  8/1/2032
a
48,620
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,436
Apple, Inc.
197,000 3.750%,  9/12/2047 154,590
Block, Inc.
107,000 6.500%,  5/15/2032 109,802
Block, Inc., Convertible
25,000 0.250%,  11/1/2027 22,450
Boost Newco Borrower, LLC
69,000 7.500%,  1/15/2031
a
72,954
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
40,375
154,000 4.900%,  7/15/2032 154,475
37,000 4.800%,  10/15/2034 36,306
CACI International, Inc.
18,000 6.375%,  6/15/2033
a
18,406
Central Parent, Inc./CDK Global,
Inc.
25,000 7.250%,  6/15/2029
a
20,542
Cisco Systems, Inc.
78,000 5.350%,  2/26/2064 75,096
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
28,676
Cloud Software Group, Inc.
159,000 6.500%,  3/31/2029
a
160,572
CommScope Technologies, LLC
26,000 5.000%,  3/15/2027
a
25,460
CommScope, LLC
26,000 4.750%,  9/1/2029
a
25,247
26,000 9.500%,  12/15/2031
a,e
27,380

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Technology  1.7% - continued
Consensus Cloud Solutions, Inc.
$ 14,000 6.000%,  10/15/2026
a
$ 13,896
CoreWeave, Inc.
39,000 9.250%,  6/1/2030
a
39,197
40,000 9.000%,  2/1/2031
a
39,829
CSG Systems International, Inc.,
Convertible
94,000 3.875%,  9/15/2028 103,836
Dayforce, Inc., Convertible
124,000 0.250%,  3/15/2026 119,970
Dell International, LLC/EMC
Corporation
75,000 4.750%,  4/1/2028 75,599
Dell, Inc.
52,000 6.500%,  4/15/2038 55,544
Diebold Nixdorf, Inc.
63,000 7.750%,  3/31/2030
a
66,842
Fair Isaac Corporation
46,000 6.000%,  5/15/2033
a
46,216
Fiserv, Inc.
76,000 5.350%,  3/15/2031 78,147
20,000 5.600%,  3/2/2033 20,557
76,000 5.450%,  3/15/2034 77,147
60,000 5.150%,  8/12/2034 59,606
Gen Digital, Inc.
33,000 7.125%,  9/30/2030
a
34,104
13,000 6.250%,  4/1/2033
a
13,253
Global Payments, Inc.
63,000 4.950%,  8/15/2027 63,369
Global Payments, Inc., Convertible
136,000 1.500%,  3/1/2031
e
123,080
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
26,000 4.625%,  5/1/2028
a,e
24,579
Hewlett Packard Enterprise
Company
50,000 4.850%,  10/15/2031 49,815
IBM International Capital Private,
Ltd.
58,000 5.300%,  2/5/2054 53,823
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
25,446
Intel Corporation
116,000 4.900%,  7/29/2045 96,349
InterDigital, Inc., Convertible
31,000 3.500%,  6/1/2027 104,098
ION Trading Technologies SARL
39,000 9.500%,  5/30/2029
a
40,413
Iron Mountain, Inc.
56,000 5.000%,  7/15/2028
a
55,426
85,000 4.875%,  9/15/2029
a
83,110
75,000 5.250%,  7/15/2030
a
73,705
60,000 4.500%,  2/15/2031
a
56,743
Jabil, Inc.
40,000 5.450%,  2/1/2029 40,810
Kioxia Holdings Corporation
78,000 6.625%,  7/24/2033
a
77,183
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 33,557
Mastercard, Inc.
41,000 2.000%,  11/18/2031 35,491
47,000 4.875%,  5/9/2034 47,285
Principal
Amount Long-Term Fixed Income  47.5% Value
Technology  1.7% - continued
Microchip Technology, Inc.
$ 24,000 5.050%,  3/15/2029 $ 24,271
Microchip Technology, Inc.,
Convertible
86,000 0.750%,  6/1/2030 84,285
Micron Technology, Inc.
37,000 5.650%,  11/1/2032 38,247
MKS, Inc., Convertible
288,000 1.250%,  6/1/2030 279,526
Moody's Corporation
40,000 4.250%,  8/8/2032 38,860
NCR Atleos Corporation
22,000 9.500%,  4/1/2029
a
23,834
NCR Voyix Corporation
42,000 5.000%,  10/1/2028
a
41,313
26,000 5.125%,  4/15/2029
a
25,481
Neptune Bidco US, Inc.
53,000 9.290%,  4/15/2029
a
51,292
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
37,000 4.300%,  6/18/2029 36,620
ON Semiconductor Corporation,
Convertible
107,000 Zero Coupon,  5/1/2027 131,306
160,000 0.500%,  3/1/2029 153,076
Open Text Corporation
76,000 3.875%,  12/1/2029
a
71,139
Open Text Holdings, Inc.
70,000 4.125%,  2/15/2030
a
65,611
Oracle Corporation
72,000 5.375%,  9/27/2054 64,851
138,000 6.900%,  11/9/2052 151,377
33,000 6.150%,  11/9/2029 34,995
130,000 2.950%,  4/1/2030 120,956
63,000 6.250%,  11/9/2032 67,816
Paychex, Inc.
22,000 5.600%,  4/15/2035 22,609
PayPal Holdings, Inc.
78,000 5.500%,  6/1/2054 75,845
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a
13,978
Qualcomm, Inc.
123,000 4.750%,  5/20/2032 124,101
RingCentral, Inc.
54,000 8.500%,  8/15/2030
a
57,374
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
35,086
Sabre GLBL, Inc.
7,000 8.625%,  6/1/2027
a
7,111
26,000 11.125%,  7/15/2030
a
27,411
Seagate Data Storage Technology,
Private Ltd.
49,760 9.625%,  12/1/2032
a
56,041
18,000 5.750%,  12/1/2034
a
16,925
Semtech Corporation, Convertible
79,000 1.625%,  11/1/2027 120,652
Sensata Technologies BV
58,000 4.000%,  4/15/2029
a
55,125
Sensata Technologies, Inc.
42,000 4.375%,  2/15/2030
a
40,190
16,000 3.750%,  2/15/2031
a
14,598
12,000 6.625%,  7/15/2032
a
12,262

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Technology  1.7% - continued
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
$ 60,000 6.750%,  8/15/2032
a
$ 61,980
SS&C Technologies, Inc.
54,000 5.500%,  9/30/2027
a
54,012
13,000 6.500%,  6/1/2032
a
13,367
Synaptics, Inc., Convertible
95,000 0.750%,  12/1/2031
a
89,300
Synopsys, Inc.
63,000 5.700%,  4/1/2055 62,123
Texas Instruments, Inc.
39,000 5.150%,  2/8/2054 36,611
UKG, Inc.
29,000 6.875%,  2/1/2031
a
29,773
Verint Systems, Inc., Convertible
61,000 0.250%,  4/15/2026
e
59,048
Verisk Analytics, Inc.
32,000 5.250%,  3/15/2035 32,014
Viavi Solutions, Inc.
27,000 3.750%,  10/1/2029
a
24,969
Viavi Solutions, Inc., Convertible
62,000 1.625%,  3/15/2026 62,271
Vishay Intertechnology, Inc.,
Convertible
181,000 2.250%,  9/15/2030 164,620
VMware, LLC
80,000 1.400%,  8/15/2026 77,505
104,000 4.700%,  5/15/2030 104,027
54,000 2.200%,  8/15/2031 46,752
Western Digital Corporation,
Convertible
155,000 3.000%,  11/15/2028
e
332,165
Xerox Corporation
21,000 10.250%,  10/15/2030
a
21,592
Xerox Holdings Corporation
5,000 5.000%,  8/15/2025
a
4,986
19,000 5.500%,  8/15/2028
a
12,567
Ziff Davis, Inc., Convertible
3,000 1.750%,  11/1/2026 2,854
38,000 3.625%,  3/1/2028
a
35,625
Total 7,018,366
Transportation  0.3%
Air Canada
25,000 3.875%,  8/15/2026
a
24,732
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
35,750 5.500%,  4/20/2026
a
35,717
62,253 5.750%,  4/20/2029
a
62,231
Avianca Midco 2 plc
27,000 9.625%,  2/14/2030
a
25,110
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
34,000 5.375%,  3/1/2029
a,e
32,552
Burlington Northern Santa Fe, LLC
39,000 5.500%,  3/15/2055 38,073
Canadian Pacific Railway
Company
48,000 1.750%,  12/2/2026 46,305
DCLI Bidco, LLC
37,000 7.750%,  11/15/2029
a
37,767
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028 81,381
Principal
Amount Long-Term Fixed Income  47.5% Value
Transportation  0.3% - continued
$ 104,000 5.250%,  7/10/2030 $ 104,980
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
6,757 4.500%,  10/20/2025
a
6,741
ERAC USA Finance, LLC
79,000 5.200%,  10/30/2034
a
80,158
JetBlue Airways Corporation/
JetBlue Loyalty, LP
31,000 9.875%,  9/20/2031
a
29,972
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 56,590
65,000 5.100%,  5/1/2035 65,277
OneSky Flight, LLC
62,000 8.875%,  12/15/2029
a
65,320
Penske Truck Leasing Company,
LP/PTL Finance Corporation
30,000 1.200%,  11/15/2025
a
29,691
39,000 1.700%,  6/15/2026
a
37,998
Rand Parent, LLC
64,000 8.500%,  2/15/2030
a,e
64,354
RXO, Inc.
24,000 7.500%,  11/15/2027
a
24,397
Ryder System, Inc.
46,000 2.850%,  3/1/2027 44,809
52,000 4.850%,  6/15/2030 52,333
Southwest Airlines Company
36,000 5.125%,  6/15/2027 36,227
Star Leasing Company, LLC
25,000 7.625%,  2/15/2030
a
24,659
Stena International SA
44,000 7.250%,  1/15/2031
a
44,712
Stonepeak Nile Parent, LLC
19,000 7.250%,  3/15/2032
a
19,957
Union Pacific Corporation
40,000 5.600%,  12/1/2054 39,573
United Airlines, Inc.
93,000 4.625%,  4/15/2029
a
90,816
United Parcel Service, Inc.
41,000 4.650%,  10/15/2030 41,333
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
17,058
25,000 6.375%,  2/1/2030
a,e
23,616
Total 1,384,439
U.S. Government & Agencies  5.5%
U.S. Treasury Bonds
200,000 4.250%,  2/15/2054 179,797
2,900,000 4.750%,  11/15/2053 2,831,012
1,200,000 4.625%,  2/15/2035 1,226,063
1,490,000 3.250%,  5/15/2042 1,219,530
4,470,000 3.375%,  8/15/2042 3,711,672
1,200,000 4.750%,  2/15/2045 1,179,563
U.S. Treasury Notes
1,900,000 0.500%,  2/28/2026 1,858,452
590,000 0.500%,  4/30/2027 555,683
1,580,000 1.125%,  2/29/2028 1,473,288
3,500,000 4.125%,  7/31/2028 3,523,652
2,500,000 3.500%,  9/30/2029 2,459,180
870,000 1.375%,  11/15/2031 739,806
1,000,000 4.125%,  11/15/2032 997,773
543,000 3.375%,  5/15/2033 513,071

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
U.S. Government & Agencies  5.5% - continued
$ 800,000 4.000%,  2/15/2034 $ 784,531
Total 23,253,073
Utilities  1.5%
AES Corporation
54,000 7.600%,  1/15/2055
b
54,542
73,000 3.950%,  7/15/2030
a
69,493
Algonquin Power & Utilities
Corporation
138,000 4.750%,  1/18/2082
b
133,962
Alliant Energy Corporation,
Convertible
46,000 3.875%,  3/15/2026 48,898
31,000 3.250%,  5/30/2028
a
31,605
Alpha Generation, LLC
22,000 6.750%,  10/15/2032
a
22,513
Ameren Corporation
46,000 1.750%,  3/15/2028 42,974
American Electric Power
Company, Inc.
50,000 6.950%,  12/15/2054
b
52,781
38,000 2.300%,  3/1/2030 34,262
American Water Capital
Corporation
57,000 5.450%,  3/1/2054 54,927
American Water Capital
Corporation, Convertible
82,000 3.625%,  6/15/2026 82,353
Arizona Public Service Company
39,000 5.550%,  8/1/2033 40,051
Atmos Energy Corporation
36,000 5.000%,  12/15/2054 32,567
Calpine Corporation
52,000 4.500%,  2/15/2028
a
51,435
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b
30,259
17,000 6.700%,  5/15/2055
b
17,221
57,000 1.450%,  6/1/2026 55,532
57,000 2.650%,  6/1/2031 50,799
CenterPoint Energy, Inc.,
Convertible
75,000 4.250%,  8/15/2026 83,400
CMS Energy Corporation,
Convertible
52,000 3.375%,  5/1/2028 57,018
Consolidated Edison Company of
New York, Inc.
117,000 5.700%,  5/15/2054 116,202
Constellation Energy Generation,
LLC
59,000 5.750%,  3/15/2054 57,910
40,000 5.800%,  3/1/2033 42,236
Dominion Energy, Inc.
47,000 6.875%,  2/1/2055
b
49,183
47,000 7.000%,  6/1/2054
b
50,140
46,000 3.375%,  4/1/2030 43,681
DTE Energy Company
36,000 4.875%,  6/1/2028 36,378
Duke Energy Carolinas, LLC
119,000 5.400%,  1/15/2054 114,516
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
47,003
54,000 5.800%,  6/15/2054 52,775
32,000 6.450%,  9/1/2054
b
32,948
Principal
Amount Long-Term Fixed Income  47.5% Value
Utilities  1.5% - continued
$ 96,000 2.450%,  6/1/2030 $ 86,971
40,000 4.500%,  8/15/2032 39,157
43,000 5.750%,  9/15/2033 45,079
Duke Energy Corporation,
Convertible
128,000 4.125%,  4/15/2026 137,088
Duke Energy Ohio, Inc.
39,000 5.550%,  3/15/2054 37,899
Edison International
27,000 7.875%,  6/15/2054
b,e
25,880
44,000 5.000%,  12/15/2026
b,i
38,699
Entergy Corporation
38,000 1.900%,  6/15/2028 35,535
Entergy Louisiana, LLC
60,000 5.800%,  3/15/2055 59,842
Evergy, Inc., Convertible
78,000 4.500%,  12/15/2027 92,788
Eversource Energy
91,000 4.600%,  7/1/2027 91,049
Exelon Corporation
154,000 5.600%,  3/15/2053 146,926
38,000 4.050%,  4/15/2030 37,279
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
97,731
FirstEnergy Corporation,
Convertible
20,000 4.000%,  5/1/2026
e
20,340
92,000 3.625%,  1/15/2029
a
93,978
78,000 3.875%,  1/15/2031
a
80,652
Georgia Power Company
25,000 4.950%,  5/17/2033 25,114
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
a
40,261
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
a
71,021
Lightning Power, LLC
46,000 7.250%,  8/15/2032
a
48,092
Long Ridge Energy, LLC
39,000 8.750%,  2/15/2032
a,e
40,444
MidAmerican Energy Company
158,000 5.300%,  2/1/2055 149,477
National Rural Utilities Cooperative
Finance Corporation
39,000 4.850%,  2/7/2029 39,590
NextEra Energy Capital Holdings,
Inc.
73,000 5.900%,  3/15/2055 72,774
39,000 3.800%,  3/15/2082
b
37,495
67,000 6.750%,  6/15/2054
b
69,906
38,000 2.250%,  6/1/2030 34,172
40,000 5.300%,  3/15/2032 41,055
NextEra Energy Capital Holdings,
Inc., Convertible
58,000 3.000%,  3/1/2027 66,149
NiSource, Inc.
17,000 6.375%,  3/31/2055
b
17,217
76,000 5.850%,  4/1/2055 74,971
32,000 6.950%,  11/30/2054
b
33,159
37,000 2.950%,  9/1/2029 34,863
Northern States Power Company/
MN
39,000 5.400%,  3/15/2054 37,674

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.5% Value
Utilities  1.5% - continued
NRG Energy, Inc.
$ 48,000 2.000%,  12/2/2025
a
$ 47,457
41,000 10.250%,  3/15/2028
a,b,i
45,129
24,000 3.375%,  2/15/2029
a
22,530
30,000 5.250%,  6/15/2029
a
29,667
20,000 6.000%,  2/1/2033
a
20,054
20,000 6.250%,  11/1/2034
a
20,265
Oncor Electric Delivery Company,
LLC
51,000 5.550%,  6/15/2054 49,320
Pacific Gas and Electric Company
39,000 6.750%,  1/15/2053 40,482
76,000 5.550%,  5/15/2029 77,465
PG&E Corporation
20,000 5.000%,  7/1/2028 19,513
PG&E Corporation, Convertible
254,000 4.250%,  12/1/2027 252,984
Pinnacle West Capital Corporation,
Convertible
44,000 4.750%,  6/15/2027 47,590
PPL Capital Funding, Inc.
59,000 5.250%,  9/1/2034 59,502
PPL Capital Funding, Inc.,
Convertible
73,000 2.875%,  3/15/2028 81,213
San Diego Gas & Electric
Company
39,000 5.550%,  4/15/2054 37,404
Sempra
31,000 6.550%,  4/1/2055
b
29,912
31,000 6.625%,  4/1/2055
b
30,437
31,000 6.400%,  10/1/2054
b
29,988
31,000 6.875%,  10/1/2054
b
31,291
31,000 4.875%,  10/15/2025
b,i
30,854
Southern California Edison
Company
77,000 5.450%,  6/1/2031 78,404
Southern Company
50,000 5.700%,  10/15/2032 52,407
85,000 4.850%,  3/15/2035 82,750
29,000 4.000%,  1/15/2051
b
28,842
90,000 3.750%,  9/15/2051
b
88,554
Southern Company, Convertible
66,000 3.875%,  12/15/2025 74,679
117,000 4.500%,  6/15/2027 130,490
40,000 3.250%,  6/15/2028
a
40,340
Talen Energy Supply, LLC
54,000 8.625%,  6/1/2030
a
57,384
TerraForm Power Operating, LLC
107,000 5.000%,  1/31/2028
a
105,559
Virginia Electric and Power
Company
54,000 5.350%,  1/15/2054 50,681
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,i
28,580
69,000 7.000%,  12/15/2026
a,b,i
69,674
Vistra Operations Company, LLC
50,000 5.000%,  7/31/2027
a
49,732
WEC Energy Group, Inc.,
Convertible
62,000 4.375%,  6/1/2027 71,610
60,000 3.375%,  6/1/2028
a
60,750
60,000 4.375%,  6/1/2029 71,212
Principal
Amount Long-Term Fixed Income  47.5% Value
Utilities  1.5% - continued
Xcel Energy, Inc.
$ 45,000 4.000%,  6/15/2028 $ 44,568
60,000 4.600%,  6/1/2032 58,575
51,000 5.600%,  4/15/2035 51,946
XPLR Infrastructure Operating
Partners, LP
83,000 3.875%,  10/15/2026
a
81,009
XPLR Infrastructure, LP,
Convertible
194,000 Zero Coupon,  11/15/2025
a
189,887
36,000 2.500%,  6/15/2026
a,e
34,517
Total 6,395,098
Total Long-Term Fixed Income
(cost $204,084,545) 201,035,761
Shares Common Stock 29.9% Value
Communications Services  2.7%
2,946 Alphabet, Inc., Class A 565,337
17,014 Alphabet, Inc., Class C 3,281,320
7,649 AT&T, Inc. 209,659
1,406 Cogent Communications Holdings 64,099
15,007 Comcast Corporation 498,683
5,805 Meta Platforms, Inc. 4,489,819
760 Netflix, Inc.
k
881,144
120 New York Times Company 6,227
505 News Corporation, Class A 14,806
631 Spotify Technology SA
k
395,347
444 T-Mobile US, Inc. 105,854
177 Tripadvisor, Inc.
k
3,096
3,391 Verizon Communications, Inc. 144,999
1,988 Walt Disney Company 236,791
35,259 Warner Brothers Discovery, Inc.
k
464,361
7,453 Warner Music Group Corporation 218,075
Total 11,579,617
Consumer Discretionary  2.9%
1,603 Advance Auto Parts, Inc. 85,071
19,550 Amazon.com, Inc.
k
4,576,850
3,888 Aptiv plc
k
266,872
13 AutoZone, Inc.
k
48,989
95 Booking Holdings, Inc. 522,886
414 Boot Barn Holdings, Inc.
k
71,167
1,104 Build-A-Bear Workshop, Inc. 55,984
1,594 Champion Homes, Inc.
k
97,075
1,993 Columbia Sportswear Company 112,744
1,029 Crocs, Inc.
k
102,622
3,807 D.R. Horton, Inc. 543,792
2,146 DoorDash, Inc.
k
537,036
1,881 Expedia Group, Inc. 338,994
861 Garmin, Ltd. 188,352
123 Group 1 Automotive, Inc. 50,694
1,076 Hilton Worldwide Holdings, Inc. 288,454
1,924 Home Depot, Inc. 707,089
861 Laureate Education, Inc.
k
19,459
1,861 La-Z-Boy, Inc. 66,940
2,180 Lowe's Companies, Inc. 487,383
101 Marriott Vacations Worldwide
Corporation 7,521
296 McDonald's Corporation 88,821
546 Modine Manufacturing Company
k
73,470
16 NVR, Inc.
k
120,792
2,590 O'Reilly Automotive, Inc.
k
254,649
75 Ross Stores, Inc. 10,240

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.9% Value
Consumer Discretionary  2.9% - continued
998 SharkNinja, Inc.
k
$ 115,868
1,726 Six Flags Entertainment
Corporation
k
51,711
16,496 Sony Group Corporation ADR
e
401,183
4,616 Tesla, Inc.
k
1,422,974
1,073 Viking Holdings, Ltd.
k
63,007
4,605 Wyndham Hotels & Resorts, Inc. 396,030
1,006 Wynn Resorts, Ltd. 109,684
Total 12,284,403
Consumer Staples  1.0%
506 Altria Group, Inc. 31,342
940 BJ's Wholesale Club Holdings,
Inc.
k
99,546
190 Casey's General Stores, Inc. 98,825
1,172 Church & Dwight Company, Inc. 109,898
1,412 Colgate-Palmolive Company 118,396
99 Costco Wholesale Corporation 93,024
42,772 Coty, Inc.
k
207,444
471 J & J Snack Foods Corporation 53,171
1,337 John B. Sanfilippo & Son, Inc. 84,645
22,402 Kenvue, Inc. 480,299
6,344 Keurig Dr Pepper, Inc. 207,132
31 Kimberly-Clark Corporation 3,863
1,571 Maplebear, Inc.
k
75,361
443 Marzetti Company 78,748
296 Mondelez International, Inc. 19,148
689 Monster Beverage Corporation
k
40,479
1,031 Philip Morris International, Inc. 169,136
1,854 Procter & Gamble Company 278,971
8,032 Sysco Corporation 639,347
890 Turning Point Brands, Inc. 73,817
9,481 Unilever plc ADR 553,975
6,269 Walmart, Inc. 614,237
Total 4,130,804
Energy  1.2%
2,320 Antero Midstream Corporation 42,572
1,855 Baker Hughes Company 83,568
530 Cheniere Energy, Inc. 125,016
48 Chevron Corporation 7,279
8,335 ConocoPhillips 794,659
12,645 Devon Energy Corporation 420,067
19,525 Enterprise Products Partners, LP 605,080
1,194 EOG Resources, Inc. 143,304
2,085 Expand Energy Corporation 218,466
11,233 Exxon Mobil Corporation 1,254,052
10,315 Halliburton Company 231,056
1,324 Hess Midstream, LP 57,634
2,512 Kinder Morgan, Inc. 70,487
1,979 Marathon Petroleum Corporation 336,806
1,288 Matador Resources Company 64,245
582 Permian Resources Corporation 8,241
3,636 Shell plc ADR 262,556
2,185 TechnipFMC plc 79,468
2,515 Williams Companies, Inc. 150,774
Total 4,955,330
Financials  4.7%
213 Affiliated Managers Group, Inc. 44,702
1,895 Allstate Corporation 385,159
5,051 Ally Financial, Inc. 191,180
1,196 Amalgamated Financial
Corporation 34,672
1,374 American Express Company 411,252
Shares Common Stock  29.9% Value
Financials  4.7% - continued
5,040 American International Group, Inc. $ 391,255
689 Ameriprise Financial, Inc. 357,033
2,069 Arch Capital Group, Ltd. 178,058
1,565 Associated Banc-Corp 38,718
27,912 Bank of America Corporation 1,319,400
97 Bank of Marin Bancorp 2,197
1,638 Bank of N.T. Butterfield & Son, Ltd. 74,545
5,262 Bank of New York Mellon
Corporation 533,830
825 Berkshire Hathaway, Inc.
k
389,301
1,567 Berkshire Hills Bancorp, Inc. 38,611
79 BlackRock, Inc. 87,375
17 Block, Inc.
k
1,313
3,289 Bridgewater Bancshares, Inc.
k
51,177
315 Byline Bancorp, Inc. 8,284
5,101 Capital One Financial Corporation 1,096,715
167 Central Pacific Financial
Corporation 4,452
13,392 Charles Schwab Corporation 1,308,800
1,959 Chubb, Ltd. 521,172
805 Citigroup, Inc. 75,429
269 CME Group, Inc. 74,857
506 Community Trust Bancorp, Inc. 27,314
1,658 Donnelley Financial Solutions, Inc.
k
87,808
17 Enact Holdings, Inc. 591
880 Enterprise Financial Services
Corporation 48,567
166 FactSet Research Systems, Inc. 66,881
498 Federal Agricultural Mortgage
Corporation 85,790
204 Financial Institutions, Inc. 5,200
214 First Citizens BancShares, Inc./NC 426,879
67 First Financial Corporation 3,588
134 First Mid-Illinois Bancshares, Inc. 5,088
673 Fiserv, Inc.
k
93,507
2,141 Fulton Financial Corporation 38,431
1,896 Glacier Bancorp, Inc. 83,102
454 Great Southern Bancorp, Inc. 25,851
439 Hometrust Bancshares, Inc. 17,060
394 Houlihan Lokey, Inc. 75,120
226 Independent Bank Corporation/MI 6,904
5,249 Intercontinental Exchange, Inc. 970,173
1,466 Janus Henderson Group plc 63,478
6,825 JPMorgan Chase & Company 2,021,838
24,585 KeyCorp 440,563
240 Kinsale Capital Group, Inc. 105,766
856 M&T Bank Corporation 161,527
880 Marsh & McLennan Companies,
Inc. 175,296
878 Mastercard, Inc. 497,361
5,698 MetLife, Inc. 432,763
2,472 MGIC Investment Corporation 64,025
1,100 MidWestOne Financial Group, Inc. 30,294
412 Moody's Corporation 212,481
619 MSCI, Inc. 347,482
3,650 Nasdaq, Inc. 351,203
286 NMI Holdings, Inc.
k
10,674
1,105 Northern Trust Corporation 143,650
2,572 Northwest Bancshares, Inc. 30,092
416 OFG Bancorp 17,730
2,756 Old National Bancorp 58,179
4,021 Old Republic International
Corporation 145,440
1,307 Old Second Bancorp, Inc. 22,180
139 Orrstown Financial Services, Inc. 4,568

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.9% Value
Financials  4.7% - continued
53 PNC Financial Services Group,
Inc. $ 10,084
354 Popular, Inc. 40,561
1,031 Progressive Corporation 249,543
1,076 Prosperity Bancshares, Inc. 71,683
2,037 Provident Financial Services, Inc. 37,114
1,981 Rithm Capital Corporation 23,831
1,683 RLI Corporation 111,061
3,318 Robinhood Markets, Inc.
k
341,920
603 S&P Global, Inc. 332,313
1,091 SEI Investments Company 96,139
2,081 Tradeweb Markets, Inc. 288,323
1,547 Triumph Financial, Inc.
k
87,746
1,082 Trustmark Corporation 40,305
309 U.S. Bancorp 13,893
167 Virtu Financial, Inc. 7,371
4,152 Visa, Inc. 1,434,391
267 WaFd, Inc. 7,771
20,176 Wells Fargo & Company 1,626,791
3,144 Zions Bancorp NA 168,581
Total 20,013,352
Health Care  3.0%
709 Abbott Laboratories 89,469
2,190 AbbVie, Inc. 413,954
3,833 ADMA Biologics, Inc.
k
71,677
2,376 Agilent Technologies, Inc. 272,789
1,643 Amgen, Inc. 484,849
11,561 Avantor, Inc.
k
155,380
3,461 BioMarin Pharmaceutical, Inc.
k
200,219
4,377 Boston Scientific Corporation
k
459,235
1,032 Cencora, Inc. 295,235
2,268 Centene Corporation
k
59,127
126 Chemed Corporation 51,950
1,320 Cigna Group 352,942
3,498 Concentra Group Holdings Parent,
Inc. 69,855
389 CorVel Corporation
k
34,465
3,550 Danaher Corporation 699,918
1,258 Eli Lilly & Company 931,008
744 Encompass Health Corporation 81,922
5,026 Gilead Sciences, Inc. 564,369
553 IDEXX Laboratories, Inc.
k
295,473
892 Illumina, Inc.
k
91,617
244 Insulet Corporation
k
70,370
1,101 Intuitive Surgical, Inc.
k
529,680
7,145 Johnson & Johnson 1,177,067
2,303 Labcorp Holdings, Inc. 598,964
120 Medpace Holdings, Inc.
k
51,264
5,120 Medtronic plc 462,029
10,664 Merck & Company, Inc. 833,072
13 Mettler-Toledo International, Inc.
k
16,038
1,035 Neurocrine Biosciences, Inc.
k
132,718
361 Penumbra, Inc.
k
91,069
2,613 Pfizer, Inc. 60,857
6,733 Progyny, Inc.
k
158,293
529 Repligen Corporation
k
61,930
1,057 Royalty Pharma plc 38,898
10,341 Sanofi SA ADR 471,963
1,256 STERIS plc 284,471
2,864 Stevanato Group SPA 70,769
574 Stryker Corporation 225,427
635 Thermo Fisher Scientific, Inc. 296,977
1,562 Twist Bioscience Corporation
k
52,436
229 United Therapeutics Corporation
k
62,906
Shares Common Stock  29.9% Value
Health Care  3.0% - continued
2,407 UnitedHealth Group, Inc. $ 600,691
729 Vertex Pharmaceuticals, Inc.
k
333,058
1,886 Viemed Healthcare, Inc.
k
11,486
317 Waters Corporation
k
91,537
4,827 Zimmer Biomet Holdings, Inc. 442,395
Total 12,901,818
Industrials  3.3%
8,362 Amentum Holdings, Inc.
k
208,799
1,649 AMETEK, Inc. 304,818
55 Armstrong World Industries, Inc. 10,349
1,112 Automatic Data Processing, Inc. 344,164
152 Axon Enterprise, Inc.
k
114,834
2,740 Badger Infrastructure Solutions,
Ltd. 103,403
2,311 Barrett Business Services, Inc. 106,237
590 BWX Technologies, Inc. 89,639
2,063 Caterpillar, Inc. 903,635
39,525 CNH Industrial NV 512,244
23,494 CSX Corporation 834,977
120 Curtiss-Wright Corporation 58,826
1,522 Dayforce, Inc.
k
87,774
12,259 Delta Air Lines, Inc. 652,301
1,100 Enerpac Tool Group Corporation 42,361
831 Expeditors International of
Washington, Inc. 96,595
13,375 Fastenal Company 616,989
1,434 Ferguson Enterprises, Inc. 320,255
6,469 Flowserve Corporation 362,523
3,822 Gates Industrial Corporation plc
k
94,786
1,554 General Dynamics Corporation 484,242
1,481 General Electric Company 401,469
205 Graco, Inc. 17,216
95 Great Lakes Dredge & Dock
Corporation
k
1,053
2,049 Helios Technologies, Inc. 75,178
5,922 Hexcel Corporation 354,787
2,761 Honeywell International, Inc. 613,908
949 Howmet Aerospace, Inc. 170,602
210 IES Holdings, Inc.
k
74,145
2,789 Jacobs Solutions, Inc. 395,675
2,048 JB Hunt Transport Services, Inc. 295,014
300 Johnson Controls International plc 31,500
1,784 Knight-Swift Transportation
Holdings, Inc. 75,820
1,025 Korn Ferry 72,642
2,024 L3Harris Technologies, Inc. 556,236
467 Landstar System, Inc. 62,284
813 Leidos Holdings, Inc. 129,795
140 Limbach Holdings, Inc.
k
19,180
492 Lincoln Electric Holdings, Inc. 119,802
376 Masco Corporation 25,617
4,719 Masterbrand, Inc.
k
52,050
128 McGrath RentCorp 15,973
377 Miller Industries, Inc. 15,363
434 Moog, Inc. 84,014
950 Old Dominion Freight Line, Inc. 141,787
464 Otis Worldwide Corporation 39,760
901 Parker-Hannifin Corporation 659,442
362 Quanta Services, Inc. 147,019
405 Republic Services, Inc. 93,413
563 Rockwell Automation, Inc. 198,013
2,953 Schneider National, Inc. 72,201
3,145 Southwest Airlines Company 97,275
1,932 Timken Company 147,006

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.9% Value
Industrials  3.3% - continued
965 Trane Technologies plc $ 422,747
1,186 Trex Company, Inc.
k
76,189
6,440 Uber Technologies, Inc.
k
565,110
671 UFP Industries, Inc. 65,758
602 Union Pacific Corporation 133,626
3,335 United Parcel Service, Inc. 287,344
226 United Rentals, Inc. 199,544
908 Verisk Analytics, Inc. 253,069
296 Waste Management, Inc. 67,831
1,428 WNS Holdings, Ltd.
k
106,800
Total 13,783,008
Information Technology  8.4%
464 Adobe, Inc.
k
165,968
5,117 Amphenol Corporation 545,012
441 Analog Devices, Inc. 99,062
19,942 Apple, Inc. 4,139,361
2,206 Applied Materials, Inc. 397,212
2,143 Arista Networks, Inc.
k
264,061
1,463 Autodesk, Inc.
k
443,450
8,540 Broadcom, Inc. 2,508,198
1,569 CDW Corporation 273,602
18,520 Cisco Systems, Inc. 1,260,842
1,598 Crane NXT Company 94,825
830 Datadog, Inc.
k
116,183
2,699 DocuSign, Inc.
k
204,152
240 Fabrinet
k
77,695
365 Flex, Ltd.
k
18,203
4,303 Fortinet, Inc.
k
429,870
454 Gen Digital, Inc. 13,389
30 InterDigital, Inc. 7,746
2,892 International Business Machines
Corporation 732,110
412 Intuit, Inc. 323,474
1,959 JFrog, Ltd.
k
85,040
216 Keysight Technologies, Inc.
k
35,405
113 KLA Corporation 99,330
308 Lam Research Corporation 29,211
318 Littelfuse, Inc. 81,831
3,213 Micron Technology, Inc. 350,667
14,402 Microsoft Corporation 7,683,467
262 Monday.com, Ltd.
k
68,720
685 Motorola Solutions, Inc. 300,701
17,761 Nokia Oyj ADR
e
72,465
39,553 NVIDIA Corporation 7,035,292
1,776 ON Semiconductor Corporation
k
100,095
277 Onto Innovation, Inc.
k
26,246
3,177 Oracle Corporation 806,227
3,200 Palantir Technologies, Inc.
k
506,720
2,378 Pegasystems, Inc. 139,612
354 Plexus Corporation
k
45,135
137 PTC, Inc.
k
29,429
1,782 Qorvo, Inc.
k
148,975
5,129 Qualcomm, Inc. 752,732
1,675 Salesforce, Inc. 432,703
13,816 Samsung Electronics Company,
Ltd. 704,118
1,133 SAP SE ADR 324,831
1,008 ServiceNow, Inc.
k
950,665
4,038 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 975,662
4,672 TD SYNNEX Corporation 674,590
92 TE Connectivity plc 18,929
246 Texas Instruments, Inc. 44,541
Shares Common Stock  29.9% Value
Information Technology  8.4% - continued
3,779 Trimble, Inc.
k
$ 317,020
1,536 TTM Technologies, Inc.
k
72,576
583 VeriSign, Inc. 156,751
469 Zebra Technologies Corporation
k
159,000
Total 35,343,101
Materials  0.9%
913 Albemarle Corporation 61,947
9,338 Amcor plc 87,310
5,236 Axalta Coating Systems, Ltd.
k
148,284
7,002 CF Industries Holdings, Inc. 649,996
493 Corteva, Inc. 35,560
4,052 Crown Holdings, Inc. 402,607
1,595 DuPont de Nemours, Inc. 114,680
2,521 Eastman Chemical Company 183,050
1,514 Ecolab, Inc. 396,305
1,111 Greif, Inc. 70,471
1,261 Ingevity Corporation
k
52,697
8,937 Ivanhoe Mines, Ltd.
k
69,724
813 Linde plc 374,191
912 Newmont Corporation 56,635
4,738 Nucor Corporation 677,866
1,827 Olin Corporation 34,603
331 Packaging Corporation of America 64,131
1,817 Steel Dynamics, Inc. 231,776
295 Vulcan Materials Company 81,028
1,159 West Fraser Timber Company, Ltd. 80,330
Total 3,873,191
Real Estate  0.7%
371 Agree Realty Corporation 26,601
898 AvalonBay Communities, Inc. 167,279
3,115 Broadstone Net Lease, Inc. 50,588
2,656 CBRE Group, Inc.
k
413,645
5,301 Crown Castle, Inc. 557,082
6,600 Cushman and Wakefield plc
k
80,454
539 Easterly Government Properties,
Inc. 11,858
720 EPR Properties 39,629
7,735 Essential Properties Realty Trust,
Inc. 235,840
489 Extra Space Storage, Inc. 65,702
2,611 First Industrial Realty Trust, Inc. 127,208
23,355 Healthcare Realty Trust, Inc. 358,733
1,330 Host Hotels & Resorts, Inc. 20,908
595 Innovative Industrial Properties,
Inc. 30,761
211 Kite Realty Group Trust 4,638
2,343 Millrose Properties, Inc. 70,267
2,936 National Storage Affiliates Trust 86,494
2,262 Outfront Media, Inc. 39,653
5,866 Sabra Health Care REIT, Inc. 105,764
786 SBA Communications Corporation 176,630
375 Sila Realty Trust, Inc. 9,165
2,750 Tanger, Inc. 82,555
1,351 Terreno Realty Corporation 74,967
20,438 Uniti Group, Inc.
k
108,730
639 Xenia Hotels & Resorts, Inc. 8,122
Total 2,953,273
Utilities  1.1%
4,946 AES Corporation 65,040
1,690 Alliant Energy Corporation 109,867
212 Black Hills Corporation 12,249

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.9% Value
Utilities  1.1% - continued
1,245 Brookfield Infrastructure
Corporation $ 48,605
3,219 CenterPoint Energy, Inc. 124,961
22 Clearway Energy, Inc., Class C 718
1,719 Constellation Energy Corporation 597,937
6,192 Duke Energy Corporation 753,195
3,431 Edison International 178,824
9,967 Entergy Corporation 901,316
2,838 NiSource, Inc. 120,473
645 Northwestern Energy Group, Inc. 34,636
7,929 PG&E Corporation 111,165
4,683 Portland General Electric
Company 192,565
5,819 Public Service Enterprise Group,
Inc. 522,488
868 Spire, Inc. 64,640
9,786 UGI Corporation 354,057
2,233 Vistra Energy Corporation 465,670
Total 4,658,406
Total Common Stock
(cost $84,440,253) 126,476,303
Shares
Registered Investment
Companies   12.9% Value
U.S. Affiliated   12.3%
2,549,758 Thrivent Core Emerging Markets
Debt Fund 21,519,957
2,533,130 Thrivent Core International Equity
Fund 30,397,564
Total 51,917,521
U.S. Unaffiliated   0.6%
3,692 abrdn Asia-Pacific Income Fund,
Inc. 59,478
11,089 abrdn Income Credit Strategies
Fund 65,980
3,817 abrdn Total Dynamic Dividend
Fund 34,086
7,016 AllianceBernstein Global High
Income Fund, Inc. 78,018
10,265 Allspring Income Opportunities
Fund 72,368
2,813 BlackRock Capital Allocation Term
Trust 41,914
1,697 BlackRock Core Bond Trust 16,274
6,950 BlackRock Corporate High Yield
Fund, Inc. 68,041
8,140 BlackRock Credit Allocation
Income Trust 89,866
713 BlackRock Debt Strategies Fund,
Inc. 7,536
1,075 BlackRock Enhanced Equity
Dividend Trust 9,492
5,314 BlackRock Enhanced Global
Dividend Trust 60,261
3,132 BlackRock Enhanced International
Dividend Trust 17,758
2,353 BlackRock Income Trust, Inc. 27,412
4,902 BlackRock Multi-Sector Income
Trust 71,961
6,079 Blackstone Strategic Credit 2027
Term Fund 75,440
6,031 Cornerstone Strategic Investment
Fund, Inc. 48,791
Shares
Registered Investment
Companies  12.9% Value
U.S. Unaffiliated   0.6%  - continued
7,017 Eaton Vance Limited Duration
Income Fund $ 70,872
3,191 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 27,921
5,895 Invesco Senior Loan ETF
e
123,382
1,403 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
153,081
8,723 iShares Preferred and Income
Securities ETF
e
272,594
355 iShares Semiconductor ETF 85,211
12,898 Nuveen Credit Strategies Income
Fund 71,326
5,392 Nuveen Preferred Income
Opportunities Fund 43,513
6,155 PGIM Global High Yield Fund, Inc. 80,692
5,942 PGIM High Yield Bond Fund, Inc. 85,208
2,892 Pimco Dynamic Income Fund 55,526
4,260 PIMCO High Income Fund 20,789
4,507 PIMCO Income Strategy Fund II
e
33,848
865 Tri-Continental Corporation 28,268
3,734 Vanguard Short-Term Corporate
Bond ETF 296,032
1,396 Virtus Convertible & Income Fund 20,019
5,085 Virtus Dividend, Interest &
Premium Strategy Fund
k
64,427
1,168 Virtus Equity & Convertible Income
Fund 28,172
11,333 Voya Global Equity Dividend &
Premium Opportunity Fund 65,391
1,331 Western Asset Diversified Income
Fund 19,859
17,387 Western Asset High Income
Opportunity Fund, Inc. 68,853
Total 2,559,660
Total Registered Investment
Companies (cost $50,116,061) 54,477,181
Shares Preferred Stock 0.9% Value
Basic Materials  <0.1%
3,036 Albemarle Corporation,
Convertible, 7.250% 103,103
Total 103,103
Capital Goods  0.1%
4,690 Boeing Company, Convertible,
6.000% 331,583
Total 331,583
Communications Services  <0.1%
4,975 AT&T, Inc., 4.750%
i
97,012
3,000 Telephone and Data Systems, Inc.,
6.000%
i
55,320
Total 152,332
Financials  0.6%
2,475 AEGON Funding Company, LLC,
5.100% 49,624
5,200 Allstate Corporation, 5.100%
i
112,476
1,984 Apollo Global Management, Inc.,
Convertible, 6.750% 151,141
2,139 Ares Management Corporation,
Convertible, 6.750% 121,067
1,550 Athene Holding, Ltd., 5.625%
i
31,046

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  0.9% Value
Financials  0.6% - continued
4,100 Bank of America Corporation,
4.250%
i
$ 72,324
3,175 Bank of America Corporation,
4.375%
i
56,547
1,575 Bank of America Corporation,
4.750%
i
30,823
3,175 Bank of America Corporation,
5.000%
i
64,929
217 Bank of America Corporation,
Convertible, 7.250%
i
264,740
775 Capital One Financial Corporation,
4.800%
i
14,516
3,050 Capital One Financial Corporation,
5.000%
i
59,993
775 Charles Schwab Corporation,
4.450%
i
15,105
550 Citizens Financial Group, Inc.,
7.375%
i
14,558
1,250 Corebridge Financial, Inc., 6.375% 30,362
700 Equitable Holdings, Inc., 5.250%
i
14,476
1,550 Fifth Third Bancorp, 4.950%
i
31,356
1,550 Huntington Bancshares, Inc./OH,
4.500%
i
27,760
3,100 JPMorgan Chase & Company,
4.200%
i
56,606
3,175 JPMorgan Chase & Company,
4.625%
i
62,579
3,350 JPMorgan Chase & Company,
4.750%
i
68,206
775 KeyCorp, 5.650%
i
17,135
3,150 KeyCorp, 6.200%
b,i
78,498
3,573 KKR & Company, Inc.,
Convertible, 6.250% 205,269
775 MetLife, Inc., 4.750%
i
15,694
2,600 Morgan Stanley, 4.250%
i
45,266
2,290 Morgan Stanley, 5.850%
i
54,548
2,800 Morgan Stanley, 7.125%
i
71,204
2,875 Public Storage, 4.125%
i
47,639
1,125 Public Storage, 4.625%
i
21,296
300 Public Storage, 4.700%
i
5,739
1,550 Regions Financial Corporation,
4.450%
i
28,024
775 Regions Financial Corporation,
5.700%
b,i
19,274
725 Synovus Financial Corporation,
8.397%
b,i
19,017
1,550 Truist Financial Corporation,
4.750%
i
30,024
2,650 U.S. Bancorp, 4.000%
i
43,593
3,450 Wells Fargo & Company, 4.250%
i
60,686
3,175 Wells Fargo & Company, 4.375%
i
56,991
1,550 Wells Fargo & Company, 4.700%
i
29,621
2,350 Wells Fargo & Company, 4.750%
i
45,308
282 Wells Fargo & Company,
Convertible, 7.500%
i
334,040
Total 2,579,100
Technology  0.1%
2,217 Hewlett Packard Enterprise
Company, Convertible, 7.625% 133,020
2,136 Microchip Technology, Inc.,
Convertible, 7.500% 134,376
Total 267,396
Shares Preferred Stock  0.9% Value
Utilities  0.1%
4,150 CMS Energy Corporation, 4.200%
i
$ 73,165
431 Nextera Energy, Inc., Convertible,
7.234% 19,067
2,357 NextEra Energy, Inc., Convertible,
7.299% 113,230
2,750 Southern Company, 4.950% 56,760
Total 262,222
Total Preferred Stock
(cost $3,932,674) 3,695,736
Shares
Collateral Held for Securities
Loaned 0.8% Value
3,579,671 Thrivent Cash Management Trust 3,579,671
Total Collateral Held for
Securities Loaned
(cost $3,579,671) 3,579,671
Shares or
Principal
Amount Short-Term Investments 12.1% Value
Federal Home Loan Bank Discount
Notes
300,000 4.225%, 8/1/2025
l,m
299,965
500,000 4.200%, 9/26/2025
l,m
496,651
700,000 4.250%, 10/24/2025
l,m
692,984
Federal National Mortgage
Association Discount Notes
700,000 4.200%, 8/22/2025
l,m
698,186
600,000 4.185%, 9/19/2025
l,m
596,475
State Street Institutional U.S.
Government Money Market
Fund
17,987,796 4.250%
l
17,987,795
Thrivent Core Short-Term Reserve
Fund
3,055,069 4.580% 30,550,694
U.S. Treasury Bills
100,000 4.255%, 9/11/2025
l,n
99,512
Total Short-Term Investments
(cost $51,414,253) 51,422,262
Total Investments (cost
$397,567,457) 104.1% $440,686,914
Other Assets and Liabilities, Net
(4.1%) (17,536,782)
Total Net Assets 100.0% $423,150,132
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $65,564,579 or 15.5% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2025.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Dynamic
Allocation Fund as of July 31, 2025 was $4,185 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  11/30/2018 $ 38,508
Credit Suisse Group AG  5/17/2021 28,823
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Dynamic Allocation Fund as of July 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 2,547,047
Common Stock 926,271
Total lending $3,473,318
Gross amount payable upon return of
collateral for securities loaned $3,579,671
Net amounts due to counterparty $106,353
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Dynamic Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 18,319,206 – 18,319,206 –
Basic Materials 1,884,775 – 1,884,775 –
Capital Goods 5,206,443 – 5,206,443 –
Collateralized Mortgage Obligations 22,619,903 – 22,619,903 –
Commercial Mortgage-Backed Securities 4,028,902 – 4,028,902 –
Communications Services 6,062,576 – 6,062,576 –
Consumer Cyclical 8,422,353 – 8,422,353 –
Consumer Non-Cyclical 9,009,947 – 9,009,947 –
Energy 6,301,658 – 6,301,658 –
Financials 21,065,026 – 21,065,026 –
Foreign Government 158,587 – 158,587 –
Mortgage-Backed Securities 59,905,409 – 59,905,409 –
Technology 7,018,366 – 7,018,366 –
Transportation 1,384,439 – 1,384,439 –
U.S. Government & Agencies 23,253,073 – 23,253,073 –
Utilities 6,395,098 – 6,395,098 –
Common Stock
Communications Services 11,579,617 11,579,617 – –
Consumer Discretionary 12,284,403 12,284,403 – –
Consumer Staples 4,130,804 4,130,804 – –
Energy 4,955,330 4,955,330 – –
Financials 20,013,352 20,013,352 – –
Health Care 12,901,818 12,901,818 – –
Industrials 13,783,008 13,679,605 103,403 –
Information Technology 35,343,101 34,638,983 704,118 –
Materials 3,873,191 3,803,467 69,724 –
Real Estate 2,953,273 2,953,273 – –
Utilities 4,658,406 4,658,406 – –
Preferred Stock
Basic Materials 103,103 103,103 – –
Capital Goods 331,583 331,583 – –
Communications Services 152,332 152,332 – –
Financials 2,579,100 2,579,100 – –
Technology 267,396 267,396 – –
Utilities 262,222 262,222 – –
Registered Investment Companies
U.S. Unaffiliated 2,559,660 2,559,660 – –
Short-Term Investments 20,871,568 17,987,795 2,883,773 –
Subtotal Investments in Securities $354,639,028 $149,842,249 $204,796,779 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 51,917,521
Affiliated Short-Term Investments 30,550,694
Collateral Held for Securities Loaned 3,579,671
Subtotal Other Investments $86,047,886
Total Investments at Value $440,686,914
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Dynamic Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,501,020 1,501,020 – –
Total Asset Derivatives $1,501,020 $1,501,020 $– $–
Liability Derivatives
Futures Contracts 439,656 402,116 37,540 –
Total Return Swaps 31,227 – 31,227 –
Credit Default Swaps 15,891 – 15,891 –
Total Liability Derivatives $486,774 $402,116 $84,658 $–
The following table presents Dynamic Allocation Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling $2,849,761 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 September 2025 $ 2,197,555 $ 23,695
CBOT 2-Yr. U.S. Treasury Note 47 September 2025 9,738,303 (10,037)
CBOT 5-Yr. U.S. Treasury Note 149 September 2025 16,040,008 77,602
CBOT U.S. Long Bond 2 September 2025 221,724 6,651
CME E-mini S&P 500 Index 85 September 2025 26,069,440 1,021,122
CME Ultra Long Term U.S. Treasury Bond 53 September 2025 6,021,452 196,111
ICE mini MSCI EAFE Index 4 September 2025 527,801 (5,120)
ICE US mini MSCI Emerging Markets Index 78 September 2025 4,664,207 165,163
Total Futures Long Contracts $ 65,480,490 $ 1,475,187
CME E-mini S&P Mid-Cap 400 Index (31) September 2025 ( $ 9,424,851) ( $ 386,959)
CME Euro Foreign Exchange Currency (24) September 2025 (3,448,826) 10,676
Eurex Euro STOXX 50 Index (84) September 2025 (5,072,803) (37,540)
Total Futures Short Contracts ( $ 17,946,480) ($413,823)
Total Futures Contracts $ 47,534,010 $1,061,364

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Dynamic Allocation Fund's credit default swap contracts held as of July 31, 2025. Investments totaling $99,512 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 915,000 $ – ( $ 15,891) ( $ 15,891)
Total Credit Default Swaps $– ($15,891) ($15,891)
1 As the buyer of protection, Dynamic Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Dynamic Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Dynamic Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Dynamic Allocation Fund's total return swap contracts held as of July 31, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 400,478 ( $ 31,227) $ – ( $ 31,227)
Total Return Swaps ( $ 31,227) $ – ($31,227)
# Payment made on Termination Date

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Dynamic Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $20,834 $964 $840 $21,520 2,550 5.1%
Core International Equity 28,555 885 2,005 30,398 2,533 7.2
Total U.S. Affiliated Registered Investment
Companies 49,389 51,918 12.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% 29,170 54,305 52,924 30,551 3,055 7.2
Total Affiliated Short-Term Investments 29,170 30,551 7.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,833 37,224 38,477 3,580 3,580 0.8
Total Collateral Held for Securities Loaned 4,833 3,580 0.8
Total Value $83,392 $86,049
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($165) $727 $– $965
Core International Equity 219 2,744 – 884
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% 0 (0) – 819
Total Income/Non Cash Income from Affiliated Investments $2,668
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 18
Total Affiliated Income from Securities Loaned, Net $18
Total $54 $3,471 $–

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 77.1% Value
Communications Services  6.6%
198,880 Alphabet, Inc., Class C $ 38,355,997
2,164 AMC Networks, Inc.
a
12,962
889 Angi, Inc.
a
14,420
541,445 Auto Trader Group plc
b
5,977,465
1,736 Bandwidth, Inc.
a
24,148
18,181 CarGurus, Inc.
a
596,700
142,411 Comcast Corporation 4,732,318
173,264 Deutsche Telekom AG 6,214,277
11,361 E.W. Scripps Company
a
33,969
857 Electronic Arts, Inc. 130,684
1,972 Fox Corporation, Class A 109,959
1,206 Fox Corporation, Class B 61,675
6,814 Imax Corporation
a
175,733
10,235 Ipsos SA 459,576
1,227 Iridium Communications, Inc. 30,012
819 John Wiley and Sons, Inc. 31,613
197,200 KDDI Corporation 3,236,371
5,039 Liberty Global, Ltd., Class A
a
50,491
2,750 Liberty Latin America, Ltd., Class
A
a
19,388
792 Liberty Media Corporation-Liberty
Formula One Group
a
79,477
342 Liberty Media Corporation-Liberty
Live Group
a
28,807
3,319 Magnite, Inc.
a
76,370
1,376 Match Group, Inc. 47,156
59,718 Meta Platforms, Inc. 46,188,290
198,290 MFE-MediaForEurope NV
c
628,422
59,634 MONY Group plc 157,779
7,246 Netflix, Inc.
a
8,401,012
4,919 New York Times Company 255,247
108 Nexstar Media Group, Inc. 20,208
20,300 Nintendo Company, Ltd. 1,696,653
3,568,700 NTT, Inc. 3,603,893
19,677 Pinterest, Inc.
a
759,532
108 Reddit, Inc.
a
17,344
40,290 Rightmove plc 434,791
9,230 Scout24 SE
b
1,233,514
2,686 Sirius XM Holdings, Inc.
c
56,728
419,100 SoftBank Corporation 605,531
8,300 SoftBank Group Corporation 633,779
9,845 Spotify Technology SA
a
6,168,286
656 TechTarget, Inc.
a
4,749
908 Telephone and Data Systems, Inc. 35,448
490,759 Telstra Corporation, Ltd. 1,564,086
462 TKO Group Holdings, Inc. 77,621
4,453 Trade Desk, Inc.
a
387,233
61,700 TV Asahi Holdings Corporation 1,159,319
2,970,043 Vodafone Group plc 3,220,128
411,429 Warner Brothers Discovery, Inc.
a
5,418,520
82,232 Warner Music Group Corporation 2,406,108
Total 145,633,789
Consumer Discretionary  8.3%
2,794 Adidas AG 534,015
2,170 Adient plc
a
46,525
13,298 ADT, Inc. 111,038
200,242 Amazon.com, Inc.
a
46,878,655
6,177 American Axle & Manufacturing
Holdings, Inc.
a
27,488
2,267 American Eagle Outfitters, Inc. 24,484
45,109 Aptiv plc
a
3,096,282
611 Aramark 26,004
6,400 Asics Corporation 150,460
491 Autoliv, Inc. 54,771
Shares Common Stock  77.1% Value
Consumer Discretionary  8.3% - continued
15,600 Bandai Namco Holdings, Inc. $ 504,456
5,138 Bath & Body Works, Inc. 148,796
832 Booking Holdings, Inc. 4,579,378
1,254 Boot Barn Holdings, Inc.
a
215,563
9,452 BorgWarner, Inc. 347,834
9,997 Breville Group, Ltd. 209,072
6,400 Bridgestone Corporation 258,881
244 Bright Horizons Family Solutions,
Inc.
a
27,596
187 Brinker International, Inc.
a
29,471
870 Buckle, Inc. 42,952
2,268 Build-A-Bear Workshop, Inc. 115,010
643 CarMax, Inc.
a
36,400
985 Carnival Corporation
a
29,323
66 Carvana Company
a
25,751
28 Cavco Industries, Inc.
a
11,303
1,719 Champion Homes, Inc.
a
104,687
2,633 Chewy, Inc.
a
96,631
25,972 Columbia Sportswear Company 1,469,236
9,377 Compagnie Financiere Richemont
SA 1,531,042
122,268 Compass Group plc 4,296,450
1,812 Coursera, Inc.
a
22,904
45,290 D.R. Horton, Inc. 6,469,224
3,905 Dana, Inc. 62,168
344 Darden Restaurants, Inc. 69,374
2,893 Deckers Outdoor Corporation
a
307,150
35,800 Denso Corporation 485,714
247 Domino's Pizza, Inc. 114,413
37,176 DoorDash, Inc.
a
9,303,294
330 Dorman Products, Inc.
a
39,805
71 Dutch Bros, Inc.
a
4,208
2,986 eBay, Inc. 273,966
2,089 Etsy, Inc.
a
121,726
29,372 Expedia Group, Inc. 5,293,422
5,000 Fast Retailing Company, Ltd. 1,525,149
14,242 Ferrari NV 6,245,231
843 Five Below, Inc.
a
115,086
21,983 Ford Motor Company 243,352
1,639 Fox Factory Holding Corporation
a
49,776
624 Frontdoor, Inc.
a
36,504
3,956 Gap, Inc. 76,984
834 Garmin, Ltd. 182,446
1,757 Garrett Motion, Inc. 22,911
369 General Motors Company 19,682
6,982 Gentex Corporation 184,464
1,403 GigaCloud Technology, Inc.
a,c
31,245
6,291 Gildan Activewear, Inc. 317,758
1,874 Goodyear Tire & Rubber
Company
a
19,265
1,378 Grand Canyon Education, Inc.
a
232,372
3,507 Hasbro, Inc. 263,586
23,600 Heiwa Corporation 326,967
1,006 Hermes International SCA 2,460,165
3,420 Hilton Worldwide Holdings, Inc. 916,834
27,877 Home Depot, Inc. 10,245,076
297,900 Honda Motor Company, Ltd.
c
3,084,130
1,673 Installed Building Products, Inc. 338,431
18,053 JB Hi-Fi, Ltd. 1,285,769
2,598 Kohl's Corporation
c
28,162
4,132 Laureate Education, Inc.
a
93,383
326 Lear Corporation 30,739
153 Lithia Motors, Inc. 44,064
1,389 LKQ Corporation 40,934
23,582 Lottomatica Group SPA 636,195

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.1% Value
Consumer Discretionary  8.3% - continued
24,045 Lowe's Companies, Inc. $ 5,375,741
5,752 LVMH Moet Hennessy Louis
Vuitton SE 3,087,745
6,843 Mattel, Inc.
a
116,399
2,796 Modine Manufacturing Company
a
376,230
877 Mohawk Industries, Inc.
a
100,425
328 Murphy USA, Inc. 118,893
1,300 National Vision Holdings, Inc.
a
31,538
29,755 Next plc 4,829,880
424,000 Nissan Motor Company, Ltd.
a,c
899,008
38 NVR, Inc.
a
286,881
236,300 Panasonic Holdings Corporation 2,235,237
1,161 Pandora AS 191,676
139,324 Pirelli & C. SPA
b
939,236
224 Planet Fitness, Inc.
a
24,459
1,194 Pool Corporation 367,919
77,593 Prosus NV 4,432,566
408 PulteGroup, Inc. 46,071
921 Ralph Lauren Corporation 275,149
4,105 Renault SA 151,888
6,065 Ross Stores, Inc. 828,115
323 Royal Caribbean Cruises, Ltd. 102,672
30,800 Sanrio Company, Ltd. 1,263,791
123,200 Sekisui House, Ltd.
c
2,584,345
1,217 Service Corporation International/
US 92,869
3,902 SharkNinja, Inc.
a
453,022
8,948 Six Flags Entertainment
Corporation
a
268,082
273,600 Sony Group Corporation 6,580,988
182,014 Sony Group Corporation ADR
c
4,426,580
3,196 Stoneridge, Inc.
a
24,609
388 Strategic Education, Inc. 28,768
32,500 Subaru Corporation 597,864
6,700 Sumitomo Electric Industries, Ltd. 166,259
3,725 Tapestry, Inc. 402,412
202 Taylor Morrison Home Corporation
a
11,975
42,955 Tesla, Inc.
a
13,241,738
136 Texas Roadhouse, Inc. 25,178
435 Toll Brothers, Inc. 51,487
28 TopBuild Corporation
a
10,372
332,800 Toyota Motor Corporation 5,919,716
1,309 Travel + Leisure Company 77,558
330 Ulta Beauty, Inc.
a
169,953
163 Urban Outfitters, Inc.
a
12,271
866 Valvoline, Inc.
a
30,527
2,657 VF Corporation 31,140
453 Visteon Corporation
a
50,351
1,021 Wayfair, Inc.
a
67,018
1,580 Wesfarmers, Ltd. 86,425
1,689 Wingstop, Inc. 637,327
47 Winmark Corporation 17,739
48,850 Wyndham Hotels & Resorts, Inc. 4,201,100
6,753 Yum China Holding, Inc. 315,230
1,182 Yum! Brands, Inc. 170,385
Total 183,528,389
Consumer Staples  2.9%
4,000 Ain Holdings, Inc. 153,959
3,862 Albertsons Companies, Inc. 74,228
42,483 Anheuser-Busch InBev NV 2,442,463
1,101 Archer-Daniels-Midland Company 59,652
13,600 Arcs Company, Ltd. 273,654
488 BellRing Brands, Inc.
a
26,635
Shares Common Stock  77.1% Value
Consumer Staples  2.9% - continued
2,179 BJ's Wholesale Club Holdings,
Inc.
a
$ 230,756
327 Bunge Global SA 26,082
1,330 Casey's General Stores, Inc. 691,773
1,037 Central Garden & Pet Company,
Class A
a
36,834
2 Chocoladefabriken Lindt and
Spruengli AG 292,445
817 Church & Dwight Company, Inc. 76,610
8,525 Conagra Brands, Inc. 155,667
471,922 Coty, Inc.
a
2,288,822
23,463 Danone SA 1,920,141
1,133 Darling Ingredients, Inc.
a
36,687
1,903 Dole plc 27,099
128,355 Imperial Brands plc 5,003,218
462 Ingredion, Inc. 60,771
4,174 J & J Snack Foods Corporation 471,203
86,800 Japan Tobacco, Inc. 2,478,976
255,273 Kenvue, Inc. 5,473,053
65,854 Keurig Dr Pepper, Inc. 2,150,133
706 Kimberly-Clark Corporation 87,982
178,306 Koninklijke Ahold Delhaize NV 7,042,459
431 Kraft Heinz Company 11,835
1,380 Kroger Company 96,738
11 Lindt & Spruengli AG 161,816
817 Maplebear, Inc.
a
39,192
1,374 McCormick & Company, Inc. 97,046
39,467 Nestle SA 3,448,511
419 Primo Brands Corporation 11,569
120 Sprouts Farmers Markets, Inc.
a
18,185
98,079 Sysco Corporation 7,807,088
641,629 Tesco plc 3,604,956
1,234 Tyson Foods, Inc. 64,538
46,500 Unicharm Corporation 321,647
1,044 Unilever plc 60,574
113,100 Unilever plc ADR 6,608,433
1,002 US Foods Holding Corporation
a
83,497
4,913 Vita Coco Company, Inc.
a
173,232
83,213 Walmart, Inc. 8,153,210
2,232,500 WH Group, Ltd.
b
2,235,041
Total 64,578,410
Energy  2.8%
13,187 Antero Midstream Corporation 241,981
3,267 Antero Resources Corporation
a
114,116
1,835 APA Corporation 35,397
1,431 Archrock, Inc. 33,428
8,565 Baker Hughes Company 385,853
5,702 Berry Corporation 17,220
416 Cactus, Inc. 17,601
1,672 Cheniere Energy, Inc. 394,391
443 Chord Energy Corporation 48,876
3,263 Civitas Resources, Inc. 99,065
103,980 ConocoPhillips 9,913,453
19,878 Coterra Energy, Inc. 484,824
1,983 Crescent Energy Company 18,323
117,411 Devon Energy Corporation 3,900,393
2,618 DHT Holdings, Inc. 29,034
1,962 Diamondback Energy, Inc. 291,671
1,230 DT Midstream, Inc. 126,358
27,100 Eneos Holdings, Inc. 142,238
26,056 Eni SPA 444,707
227,243 Enterprise Products Partners, LP 7,042,261
1,766 EQT Corporation 94,922
1,400 Expand Energy Corporation 146,692

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.1% Value
Energy  2.8% - continued
111,030 Exxon Mobil Corporation $ 12,395,389
672 Gulfport Energy Corporation
a
117,015
119,404 Halliburton Company 2,674,650
3,443 Hess Midstream, LP 149,874
1,061 HF Sinclair Corporation 46,620
644 Kimbell Royalty Partners, LP 9,576
15,193 Kinder Morgan, Inc. 426,316
987 Kodiak Gas Services, Inc. 31,910
14,118 Koninklijke Vopak NV 674,431
12,437 Kosmos Energy, Ltd.
a
26,740
22,705 Marathon Petroleum Corporation 3,864,164
7,387 Noble Corporation plc 198,045
921 Occidental Petroleum Corporation 40,469
1,501 Oceaneering International, Inc.
a
32,572
1,598 Oil States International, Inc.
a
7,974
2,515 ONEOK, Inc. 206,507
5,176 Ovintiv, Inc. 213,148
997 Par Pacific Holdings, Inc.
a
31,286
4,294 Permian Resources Corporation 60,803
626 Phillips 66 77,361
1,301 Range Resources Corporation 47,773
231 Ranger Energy Services, Inc. 3,093
39,697 SBM Offshore NV 1,035,269
296,751 Shell plc 10,663,232
40,128 Shell plc ADR 2,897,643
773 SM Energy Company 21,327
1,373 Talos Energy, Inc.
a
11,739
131 Targa Resources Corporation 21,800
18,905 TechnipFMC plc 687,575
292 Valero Energy Corporation 40,095
2,875 Vital Energy, Inc.
a
53,734
66 Weatherford International plc 3,732
4,366 Williams Companies, Inc. 261,742
Total 61,056,408
Financials  15.2%
178 1st Source Corporation 10,648
39,213 AB Industrivarden, Class A 1,450,800
20,817 ABN AMRO Bank NV
b
601,788
760 Affiliated Managers Group, Inc. 159,501
1,290 Affirm Holdings, Inc.
a
88,442
687 Aflac, Inc. 68,260
29,907 AGNC Investment Corporation 282,023
183,580 AIB Group plc 1,448,200
30,605 Allianz SE 12,094,432
21,672 Allstate Corporation 4,404,834
2,319 Ally Financial, Inc. 87,774
2,208 Amalgamated Financial
Corporation 64,010
19,472 American Express Company 5,828,164
55,603 American International Group, Inc. 4,316,461
7,817 Ameriprise Financial, Inc. 4,050,691
776 Ameris Bancorp 53,040
335 AMERISAFE, Inc. 15,001
5,918 Annaly Capital Management, Inc. 120,313
639 Arch Capital Group, Ltd. 54,992
2,664 Ares Management Corporation 494,252
1,507 Arthur J. Gallagher & Company 432,886
1,574 Artisan Partners Asset
Management, Inc. 71,223
4,177 Associated Banc-Corp 103,339
432 Assurant, Inc. 80,914
485 Atlantic Union Bankshares
Corporation 15,374
Shares Common Stock  77.1% Value
Financials  15.2% - continued
118,526 Australia and New Zealand
Banking Group, Ltd. $ 2,325,890
139,319 AXA SA 6,766,618
597 Axis Capital Holdings, Ltd. 56,022
747,788 Banca Monte dei Paschi di Siena
SPA 6,366,243
279,684 Banco Bilbao Vizcaya Argentaria
SA 4,664,648
733,157 Banco Santander SA 6,298,403
46,146 Bank Hapoalim BM 865,380
79,617 Bank Leumi Le-Israel BM 1,472,817
268,382 Bank of America Corporation 12,686,417
33 Bank of Hawaii Corporation 2,042
35,235 Bank of Ireland Group plc 472,501
60,340 Bank of New York Mellon
Corporation 6,121,493
505 Bank OZK 24,896
686 BankFinancial Corporation 7,628
1,407 BankUnited, Inc. 51,313
884 Bar Harbor Bankshares 25,671
1,352,080 Barclays plc 6,609,020
893 BCB Bancorp, Inc. 7,465
2,826 Berkshire Hills Bancorp, Inc. 69,633
674 Blackstone Mortgage Trust, Inc. 12,456
1,308 Block, Inc.
a
101,056
7,044 Blue Owl Capital, Inc. 136,301
88,015 BNP Paribas SA 8,025,062
2,665 Brookline Bancorp, Inc. 27,503
2,366 Brown & Brown, Inc. 216,181
1,193 Burke & Herbert Financial Services
Corporation 69,182
1,210 Business First Bancshares, Inc. 28,737
2,568 Byline Bancorp, Inc. 67,538
103 C&F Financial Corporation 6,577
990 Cadence Bank 34,501
2,771 California BanCorp
a
41,537
103 Camden National Corporation 3,884
383 Capital City Bank Group, Inc. 15,163
54,665 Capital One Financial Corporation 11,752,975
5,217 Capitol Federal Financial, Inc. 31,406
6,741 Carlyle Group, Inc. 408,909
134 Cathay General Bancorp 6,059
1,128 Cboe Global Markets, Inc. 271,893
2,489 Central Pacific Financial
Corporation 66,357
108,411 Charles Schwab Corporation 10,595,007
1,946 Chimera Investment Corporation 26,018
137 ChoiceOne Financial Services, Inc. 4,028
21,244 Chubb, Ltd. 5,651,754
957 Cincinnati Financial Corporation 141,167
987 Citizens Financial Group, Inc. 47,100
1,014 CNB Financial Corporation 23,271
1,635 CNO Financial Group, Inc. 60,233
927 Coinbase Global, Inc.
a
350,184
665 Colony Bankcorp, Inc. 10,899
2,990 Columbia Banking System, Inc. 71,162
900 Comerica, Inc. 60,813
799 Commerce Bancshares, Inc. 48,899
48,450 Commonwealth Bank of Australia 5,500,497
70 Community Financial System, Inc. 3,689
430 Community Trust Bancorp, Inc. 23,211
362 Community West Bancshares 6,968
793 ConnectOne Bancorp, Inc. 18,263
302,396 Credit Agricole SA 5,565,461
382 Cullen/Frost Bankers, Inc. 48,671
104 CVB Financial Corporation 1,944

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.1% Value
Financials  15.2% - continued
75,100 Dai-ichi Mutual Life Insurance
Company, Ltd. $ 594,205
275,900 Daiwa Securities Group, Inc. 1,920,776
9,574 Danske Bank AS 379,815
7,709 Deutsche Bank AG 253,908
33,002 Deutsche Boerse AG 9,550,370
86 Diamond Hill Investment Group,
Inc. 11,659
157,417 DNB Bank ASA 3,982,610
1,698 Dynex Capital, Inc. 21,123
1,342 Eagle Bancorp, Inc. 21,593
1,193 East West Bancorp, Inc. 119,598
605 Eastern Bankshares, Inc. 9,347
919 Enact Holdings, Inc. 31,944
568 Enova International, Inc.
a
59,390
4,360 Equitable Holdings, Inc. 223,886
699 Equity Bancshares, Inc. 26,268
1,492 Essent Group, Ltd. 83,537
40 Euronet Worldwide, Inc.
a
3,887
5,891 Euronext NV
b
949,566
130 Evercore, Inc. 39,148
1,700 F.N.B. Corporation 26,044
358 FactSet Research Systems, Inc. 144,238
956 Farmers National Banc
Corporation 12,944
2,865 Federated Hermes, Inc. 142,018
3,911 Fidelity National Information
Services, Inc. 310,573
1,989 Fifth Third Bancorp 82,683
2,347 Financial Institutions, Inc. 59,825
1,569 First American Financial
Corporation 94,218
2,662 First Bancorp/Puerto Rico 55,449
2,388 First Citizens BancShares, Inc./NC 4,763,487
3,273 First Financial Bancorp 79,338
466 First Financial Bankshares, Inc. 16,133
1,283 First Financial Corporation 68,705
253 First Hawaiian, Inc. 6,135
3,750 First Horizon Corporation 81,787
977 First Internet Bancorp 21,426
22 First Interstate BancSystem, Inc. 633
1,163 First Merchants Corporation 44,334
793 First Mid-Illinois Bancshares, Inc. 30,110
383 FirstCash Holdings, Inc. 51,050
824 Flagstar Financial, Inc. 9,303
1,887 Flushing Financial Corporation 22,625
503 Flywire Corporation
a
5,478
839 Franklin Resources, Inc. 20,136
5,101 Fulton Financial Corporation 91,563
157,901 Generali 5,890,630
2,332 Genworth Financial, Inc.
a
18,330
4,659 Glacier Bancorp, Inc. 204,204
166 Global Life, Inc. 23,318
561 Global Payments, Inc. 44,852
470 Great Southern Bancorp, Inc. 26,762
52 Hamilton Lane, Inc. 7,920
366 Hancock Whitney Corporation 21,858
322 Hanover Insurance Group, Inc. 55,265
1,606 HarborOne Bancorp, Inc. 18,999
1,814 Hartford Insurance Group, Inc. 225,643
139 HBT Financial, Inc. 3,457
912 Home BancShares, Inc. 25,682
162 Hometrust Bancshares, Inc. 6,295
4,541 Horizon Bancorp, Inc. 70,340
3,809 Houlihan Lokey, Inc. 726,224
Shares Common Stock  77.1% Value
Financials  15.2% - continued
197,411 HSBC Holdings plc $ 2,405,062
187 HUB24, Ltd. 12,693
3,940 Huntington Bancshares, Inc./OH 64,734
57,234 IG Group Holdings plc 852,264
32 Independent Bank Corporation/MA 2,034
948 Independent Bank Corporation/MI 28,961
290,872 Insurance Australia Group, Ltd. 1,632,784
27,174 Intercontinental Exchange, Inc. 5,022,570
3,755 Invesco, Ltd. 78,893
207 Investar Holding Corporation 4,492
6,302 Jack Henry & Associates, Inc. 1,070,174
490 Jackson Financial, Inc. 42,904
7,761 Janus Henderson Group plc 336,051
49,200 Japan Post Bank Company, Ltd. 549,136
286,800 Japan Post Holdings Company,
Ltd. 2,655,961
423 Jefferies Financial Group, Inc. 24,390
64,637 JPMorgan Chase & Company 19,148,065
4,328 Kearny Financial Corporation/MD 25,665
318 Kemper Corporation 19,586
272,780 KeyCorp 4,888,218
1,167 Ladder Capital Corporation 12,744
2,265 London Stock Exchange Group
plc 276,093
3,823 M&T Bank Corporation 721,400
355 MarketAxess Holdings, Inc. 72,953
9,710 Marsh & McLennan Companies,
Inc. 1,934,232
275,259 Medibank, Private Ltd. 899,656
640 Mercantile Bank Corporation 29,242
62,868 MetLife, Inc. 4,774,825
16,669 MGIC Investment Corporation 431,727
1,474 Midland States Bancorp, Inc. 24,999
1,816 MidWestOne Financial Group, Inc. 50,013
110,900 Mitsubishi HC Capital, Inc. 819,732
510,600 Mitsubishi UFJ Financial Group,
Inc. 7,037,482
144,100 Mizuho Financial Group, Inc. 4,226,692
646 Morningstar, Inc. 178,593
507 MSCI, Inc. 284,610
8,270 Muenchener Rueckversicherungs-
Gesellschaft AG 5,414,133
5,003 Nasdaq, Inc. 481,389
76,908 National Australia Bank, Ltd. 1,908,595
320,838 NatWest Group plc 2,227,132
20,935 Netwealth Group, Ltd. 499,601
4,372 NMI Holdings, Inc.
a
163,163
34,748 NN Group NV 2,339,782
137,700 Nomura Holdings, Inc. 909,687
137 Northeast Bank 13,586
984 Northeast Community Bancorp,
Inc. 20,329
4,532 Northern Trust Corporation 589,160
1,769 Northfield Bancorp, Inc. 18,840
5,901 Northwest Bancshares, Inc. 69,042
1,015 OceanFirst Financial Corporation 17,032
963 OFG Bancorp 41,043
10,269 Old National Bancorp 216,779
2,579 Old Republic International
Corporation 93,282
4,151 Old Second Bancorp, Inc. 70,442
5,849 OneMain Holdings, Inc. 338,014
170 Orange County Bancorp, Inc. 4,248
935 Orrstown Financial Services, Inc. 30,724
1,574 Pacific Premier Bancorp, Inc. 34,109
282 Palomar Holdings, Inc.
a
37,362

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.1% Value
Financials  15.2% - continued
19,548 Paragon Banking Group plc $ 233,120
16 Park National Corporation 2,590
460 Paymentus Holdings, Inc.
a
12,825
524 PCB Bancorp 10,711
1,032 Peoples Bancorp, Inc./OH 29,556
486 Pinnacle Financial Partners, Inc. 42,715
12,665 Plus500, Ltd. 562,095
1,060 Popular, Inc. 121,455
1,602 Principal Financial Group, Inc. 124,684
580 Prosperity Bancshares, Inc. 38,640
4,580 Provident Financial Services, Inc. 83,448
1,215 Prudential Financial, Inc. 125,850
398,019 QBE Insurance Group, Ltd. 5,904,290
3,192 Radian Group, Inc. 104,091
6,500 Rakuten Bank, Ltd.
a
302,782
2,268 Regions Financial Corporation 57,448
228 Reinsurance Group of America,
Inc. 43,879
120 RenaissanceRe Holdings, Ltd. 29,249
179 Renasant Corporation 6,559
3,020 Repay Holdings Corporation
a
14,858
11,994 Rithm Capital Corporation 144,288
2,511 RLI Corporation 165,701
48,304 Robinhood Markets, Inc.
a
4,977,727
159 Safety Insurance Group, Inc. 11,186
24,500 SBI Holdings, Inc. 910,123
3,551 SEI Investments Company 312,914
3,673 Selective Insurance Group, Inc. 286,384
163 ServisFirst Bancshares, Inc. 12,820
2,804 Shore Bancshares, Inc. 43,490
802 Sierra Bancorp 23,515
262 Simmons First National
Corporation 5,023
281,000 Singapore Exchange, Ltd. 3,445,511
117,100 Sompo Holdings, Inc. 3,452,934
513 Southern Missouri Bancorp, Inc. 27,748
733 SouthState Corporation 69,027
269,913 Standard Chartered plc 4,838,743
637 Starwood Property Trust, Inc. 12,396
50,046 Steadfast Group, Ltd. 190,469
1,644 StepStone Group, Inc. 97,588
970 Stifel Financial Corporation 110,696
372 StoneX Group, Inc.
a
36,173
33,480 Storebrand ASA 475,426
107,800 Sumitomo Mitsui Financial Group,
Inc. 2,719,429
6,600 Sumitomo Mitsui Trust Group, Inc. 173,017
45,829 Svenska Handelsbanken AB 558,398
6,097 Svolder AB 34,312
1,243 Synchrony Financial 86,600
3,338 Synovus Financial Corporation 157,687
1,525 Texas Capital Bancshares, Inc.
a
128,054
51,900 Tokio Marine Holdings, Inc. 2,083,937
464 Tompkins Financial Corporation 30,012
73,849 TP ICAP Group plc 298,114
3,641 TPG RE Finance Trust, Inc. 31,677
7,004 Tradeweb Markets, Inc. 970,404
4,773 Triumph Financial, Inc.
a
270,725
933 TrustCo Bank Corporation NY 31,311
2,226 Trustmark Corporation 82,919
13,449 U.S. Bancorp 604,667
170,333 UBS Group AG 6,330,259
472 UMB Financial Corporation 51,915
20,125 UniCredit SPA 1,480,675
30,999 Unipol Assicurazioni SPA 621,770
Shares Common Stock  77.1% Value
Financials  15.2% - continued
699 United Bankshares, Inc. $ 24,828
1,938 United Community Banks, Inc. 59,109
374 Unity Bancorp, Inc. 18,367
1,004 Univest Financial Corporation 28,955
2,047 Unum Group 146,995
165 Upstart Holdings, Inc.
a
13,487
7,098 Valley National Bancorp 65,798
1,020 Virtu Financial, Inc. 45,023
55,614 Visa, Inc. 19,212,969
5,884 Voya Financial, Inc. 411,880
1,224 WaFd, Inc. 35,625
1,248 Webster Financial Corporation 71,947
203,990 Wells Fargo & Company 16,447,714
1,269 Wendel SA 118,913
1,382 WesBanco, Inc. 41,640
696 Westamerica Bancorporation 33,338
635 Western Alliance Bancorp 49,251
12,304 Western Union Company 99,047
86,617 Westpac Banking Corporation 1,870,069
1 White Mountains Insurance Group,
Ltd. 1,788
186 Willis Towers Watson plc 58,741
3,299 Wintrust Financial Corporation 422,206
2,693 WisdomTree, Inc. 35,736
109 WSFS Financial Corporation 5,978
3,253 Zions Bancorp NA 174,426
4,494 Zurich Insurance Group AG 3,065,387
Total 335,749,552
Health Care  7.1%
10,184 ADMA Biologics, Inc.
a
190,441
3,303 Agilent Technologies, Inc. 379,217
565 Agios Pharmaceuticals, Inc.
a
21,029
90 Align Technology, Inc.
a
11,611
18,367 Amgen, Inc. 5,420,102
1,820 Amicus Therapeutics, Inc.
a
10,902
2,218 Amneal Pharmaceuticals, Inc.
a
17,345
580 Anika Therapeutics, Inc.
a
4,788
503 Argenx SE ADR
a
337,176
276 Artivion, Inc.
a
8,531
37,773 AstraZeneca plc 5,510,787
153,530 Avantor, Inc.
a
2,063,443
744 Azenta, Inc.
a
24,329
8,123 Baxter International, Inc. 176,756
448 Becton, Dickinson and Company 79,856
960 Biogen, Inc.
a
122,880
509 Biohaven, Ltd.
a
7,686
38,174 BioMarin Pharmaceutical, Inc.
a
2,208,366
2,575 Bio-Techne Corporation 140,930
175 Bruker Corporation 6,725
676 Cardinal Health, Inc. 104,929
1,251 CareDx, Inc.
a
15,369
6,101 Caribou Biosciences, Inc.
a
12,385
12,685 Cencora, Inc. 3,628,925
687 Certara, Inc.
a
6,760
885 Charles River Laboratories
International, Inc.
a
150,131
14,100 Chugai Pharmaceutical Company,
Ltd. 675,911
14,563 Cigna Group 3,893,855
8,740 Concentra Group Holdings Parent,
Inc. 174,538
4,595 Cooper Companies, Inc.
a
324,821
2,494 CorVel Corporation
a
220,968
13,728 CSL, Ltd. 2,374,723

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.1% Value
Health Care  7.1% - continued
24,637 Danaher Corporation $ 4,857,431
2,190 Denali Therapeutics, Inc.
a
30,288
4,943 Dentsply Sirona, Inc. 70,734
4,436 Dexcom, Inc.
a
358,296
965 Doximity, Inc.
a
56,694
1,444 Dyne Therapeutics, Inc.
a
14,223
797 Edwards Lifesciences Corporation
a
63,210
7,581 Elanco Animal Health, Inc.
a
103,708
14,321 Eli Lilly & Company 10,598,542
2,768 Enanta Pharmaceuticals, Inc.
a
20,981
5,625 Encompass Health Corporation 619,369
125 Ensign Group, Inc. 18,750
6,085 Exact Sciences Corporation
a
285,691
264 Exelixis, Inc.
a
9,562
1,743 Fate Therapeutics, Inc.
a
1,917
6,878 Fortrea Holdings, Inc.
a
39,480
13,125 Fresenius Medical Care AG 665,719
1,055 GE HealthCare Technologies, Inc. 75,243
6,118 Genmab AS
a
1,317,190
41,099 Gilead Sciences, Inc. 4,615,007
2,068 Globus Medical, Inc.
a
108,839
2,914 GoodRx Holdings, Inc.
a
13,958
569,355 Haleon plc 2,670,668
5,814 HealthEquity, Inc.
a
563,958
295 Henry Schein, Inc.
a
19,957
41 Hims & Hers Health, Inc.
a
2,713
23,500 Hoya Corporation 2,964,826
545 Humana, Inc. 136,179
1,496 IDEXX Laboratories, Inc.
a
799,328
1,922 Illumina, Inc.
a
197,409
1,226 Incyte Corporation
a
91,815
276 Insmed, Inc.
a
29,609
1,808 Inspire Medical Systems, Inc.
a
225,168
284 Insulet Corporation
a
81,906
1,359 Integra LifeSciences Holdings
Corporation
a
17,857
2,071 Intellia Therapeutics, Inc.
a
24,106
17,165 Intuitive Surgical, Inc.
a
8,257,910
988 IQVIA Holding, Inc.
a
183,630
1,824 iTeos Therapeutics, Inc.
a
18,495
164 Jazz Pharmaceuticals, Inc.
a
18,799
67,352 Johnson & Johnson 11,095,568
27,434 Labcorp Holdings, Inc. 7,135,035
16 Medpace Holdings, Inc.
a
6,835
117,664 Merck & Company, Inc. 9,191,912
2,696 Merit Medical Systems, Inc.
a
228,783
186 Mettler-Toledo International, Inc.
a
229,464
1,844 Moderna, Inc.
a
54,509
1,120 Myriad Genetics, Inc.
a
4,301
2,833 Natera, Inc.
a
378,659
123,987 Novartis AG 14,120,517
104,302 Novo Nordisk AS 4,850,878
110,900 Ono Pharmaceutical Company,
Ltd. 1,240,170
245 Option Care Health, Inc.
a
7,191
3,687 Organon & Company 35,764
2,965 Penumbra, Inc.
a
747,981
579 Perrigo Company plc 15,442
407 Prestige Consumer Healthcare,
Inc.
a
30,098
4,163 Pro Medicus, Ltd. 854,890
1,275 Prothena Corporation plc
a
8,759
200 PTC Therapeutics, Inc.
a
10,422
1,572 QIAGEN NV 77,562
653 Quest Diagnostics, Inc. 109,319
Shares Common Stock  77.1% Value
Health Care  7.1% - continued
51,581 Recordati SPA $ 2,958,366
5,375 Relay Therapeutics, Inc.
a
18,920
2,506 Repligen Corporation
a
293,377
149 ResMed, Inc. 40,519
30 Revvity, Inc. 2,637
37,781 Roche Holding AG, Participation
Certificates 11,790,431
1,993 Rocket Pharmaceuticals, Inc.
a
6,079
12,598 Royalty Pharma plc 463,606
116,388 Sanofi SA ADR 5,311,948
15,472 scPharmaceuticals, Inc.
a
78,598
4,123 STERIS plc 933,818
5,004 Stevanato Group SPA
c
123,649
107,600 Takeda Pharmaceutical Company,
Ltd. 2,955,749
360 Teleflex, Inc. 43,020
923 Tenet Healthcare Corporation
a
148,861
46,500 Terumo Corporation 788,513
4,608 Twist Bioscience Corporation
a
154,691
20,367 UnitedHealth Group, Inc. 5,082,788
201 Universal Health Services, Inc. 33,456
722 Vaxcyte, Inc.
a
24,512
376 Veeva Systems, Inc.
a
106,859
6,039 Vericel Corporation
a
211,003
34,765 Viatris, Inc. 303,846
726 Viking Therapeutics, Inc.
a,c
23,646
941 Waystar Holding Corporation
a
34,798
1,745 West Pharmaceutical Services,
Inc. 417,509
2,219 Xencor, Inc.
a
18,462
990 Xenon Pharmaceuticals, Inc.
a
30,235
53,906 Zimmer Biomet Holdings, Inc. 4,940,485
Total 156,349,820
Industrials  11.0%
2,184 A.O. Smith Corporation 154,605
1,505 A.P. Moller - Maersk AS, Class B
c
2,972,016
162,398 ABB, Ltd. 10,604,284
6,175 Accelleron Industries AG 562,431
3,898 Ackermans & van Haaren NV 956,166
1,755 Acuity, Inc. 546,419
2,888 Advanced Drainage Systems, Inc. 331,398
2,527 AECOM 284,894
103,663 Aena SME SA
b
2,791,453
14,807 AerCap Holdings NV 1,588,051
2,688 AGCO Corporation 317,103
255 Air Lease Corporation 14,127
15,542 Airbus SE 3,124,801
318 Alaska Air Group, Inc.
a
16,841
7,889 Alfa Laval AB 342,758
889 Allegheny Technologies, Inc.
a
68,400
803 Allegion plc 133,234
625 Allison Transmission Holdings, Inc. 56,294
104,600 Amada Company, Ltd. 1,179,462
93,028 Amentum Holdings, Inc.
a
2,322,909
2,513 AMETEK, Inc. 464,528
1,259 API Group Corporation
a
45,412
301 Applied Industrial Technologies,
Inc. 81,721
489 Arcosa, Inc. 41,995
46 Argan, Inc. 11,269
1,194 Armstrong World Industries, Inc. 224,675
104,790 Assa Abloy AB 3,467,527
190,177 Atlas Copco AB, Class A 2,896,089
18,682 Atlas Copco AB, Class B 252,827

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.1% Value
Industrials  11.0% - continued
5,645 Atmus Filtration Technologies, Inc. $ 219,647
507 Axon Enterprise, Inc.
a
383,033
160 AZZ, Inc. 17,520
72,301 BAE Systems plc 1,725,155
17,968 Balfour Beatty plc 128,409
2,599 Barrett Business Services, Inc. 119,476
11,400 BayCurrent, Inc. 654,589
1,308 Brady Corporation 92,306
147,241 Brambles, Ltd. 2,252,702
7,273 BWX Technologies, Inc. 1,104,987
2,025 C.H. Robinson Worldwide, Inc. 233,523
7 CACI International, Inc.
a
3,224
2,066 Casella Waste Systems, Inc.
a
224,636
24,894 Caterpillar, Inc. 10,904,070
6,200 CECO Environmental Corporation
a
278,690
648,000 CK Hutchison Holdings, Ltd. 4,217,835
2,580 Clean Harbors, Inc.
a
608,390
436,104 CNH Industrial NV 5,651,908
259,600 ComfortDelGro Corporation, Ltd. 305,193
15,054 Compagnie de Saint-Gobain SA 1,726,953
11,063 Computershare, Ltd. 297,809
76 CSW Industrials, Inc. 19,720
123,879 CSX Corporation 4,402,660
409 Cummins, Inc. 150,357
680 Curtiss-Wright Corporation 333,350
50,700 Dai Nippon Printing Company, Ltd. 780,753
445 Dayforce, Inc.
a
25,663
144,744 Delta Air Lines, Inc. 7,701,828
2,306 DNOW, Inc.
a
35,881
423 Donaldson Company, Inc. 30,443
21 Dover Corporation 3,804
109 Dycom Industries, Inc.
a
29,300
751 EMCOR Group, Inc. 471,245
997 Energy Recovery, Inc.
a
13,410
6,627 Enerpac Tool Group Corporation 255,206
1,899 EnPro, Inc. 403,367
12,116 ExlService Holdings, Inc.
a
526,198
141 Expeditors International of
Washington, Inc. 16,390
158,802 Fastenal Company 7,325,536
3,476 Federal Signal Corporation 439,957
1,592 Ferguson Enterprises, Inc. 355,541
28,652 Ferrovial SE 1,468,788
77,166 Flowserve Corporation 4,324,383
6,235 Fluor Corporation
a
353,961
8,980 Fortive Corporation 430,411
729 Fortune Brands Innovations, Inc. 39,760
14,829 Gates Industrial Corporation plc
a
367,759
18,561 General Dynamics Corporation 5,783,793
178 Gorman-Rupp Company 7,326
3,876 Graco, Inc. 325,506
4,751 Great Lakes Dredge & Dock
Corporation
a
52,641
187 Herc Holdings, Inc. 21,843
74,305 Hexcel Corporation 4,451,613
122,800 Hitachi, Ltd. 3,757,760
533 HNI Corporation 27,418
30,460 Honeywell International, Inc. 6,772,781
5,148 Howmet Aerospace, Inc. 925,456
2,595 Hudson Technologies, Inc.
a
24,367
1,340 IDEX Corporation 219,103
47,100 Inaba Denki Sangyo Company,
Ltd. 1,235,173
1,521 Ingersoll Rand, Inc. 128,722
651 Insteel Industries, Inc. 23,501
Shares Common Stock  77.1% Value
Industrials  11.0% - continued
32,100 ITOCHU Corporation $ 1,683,729
1,546 ITT Corporation 262,758
31,240 Jacobs Solutions, Inc. 4,432,019
35,100 Jardine Matheson Holdings, Ltd. 1,905,979
24,297 JB Hunt Transport Services, Inc. 3,499,983
1,084 Kirby Corporation
a
103,316
341 Knight-Swift Transportation
Holdings, Inc. 14,492
32,600 Komatsu, Ltd. 1,050,304
83,418 Kongsberg Gruppen ASA 2,492,791
22,879 L3Harris Technologies, Inc. 6,287,607
873 Legalzoom.com, Inc.
a
7,848
12,871 Legrand SA 1,901,136
11,648 Leonardo SPA 627,864
1,428 Limbach Holdings, Inc.
a
195,636
53,207 Logista Integral SA 1,684,032
1,928 Lyft, Inc.
a
27,108
7,300 Makita Corporation 225,994
650 ManpowerGroup, Inc. 26,813
354 Masco Corporation 24,118
15,873 Masterbrand, Inc.
a
175,079
288 Maximus, Inc. 21,272
877 McGrath RentCorp 109,441
14,600 MEITEC Group Holdings, Inc. 305,397
280 Middleby Corporation
a
40,656
221,100 Mitsubishi Corporation 4,360,842
31,900 Mitsubishi Electric Corporation 717,503
51,600 Mitsubishi Heavy Industries, Ltd. 1,232,022
82,100 Mitsui & Company, Ltd. 1,671,280
6,600 MonotaRO Company, Ltd. 117,526
1,309 Moog, Inc. 253,396
5,325 MSC Industrial Direct Company,
Inc. 461,252
7,284 Mueller Water Products, Inc. 180,352
1,728 NEXTracker, Inc.
a
100,673
25,000 NGK Insulators, Ltd. 316,506
35,400 Nippon Yusen Kabushiki Kaisha 1,241,471
3,700 Nishimatsu Construction
Company, Ltd. 123,043
20,100 Nitto Kogyo Corporation 444,142
44 Nordson Corporation 9,425
8,933 nVent Electric plc 700,526
2,603 Old Dominion Freight Line, Inc. 388,498
462 Oshkosh Corporation 58,457
3,041 Otis Worldwide Corporation 260,583
260 PACCAR, Inc. 25,678
9,935 Parker-Hannifin Corporation 7,271,427
102 Paylocity Holding Corporation
a
18,858
4,995 Pentair plc 510,489
345 Pitney Bowes, Inc. 3,919
108 Primoris Services Corporation 10,170
119 Quanta Services, Inc. 48,329
2,680 QXO, Inc.
a
53,761
892 RBC Bearings, Inc.
a
345,507
71,100 Recruit Holdings Company, Ltd. 4,218,446
145 Regal Rexnord Corporation 22,168
198,061 RELX plc 10,291,504
626 Republic Services, Inc. 144,387
1,600 Rheinmetall AG 3,167,199
1,898 Rockwell Automation, Inc. 667,546
171,260 Rolls-Royce Holdings plc 2,430,699
62,992 Rotork plc 270,187
47 Ryder System, Inc. 8,352
16,451 Safran SA 5,424,745

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.1% Value
Industrials  11.0% - continued
6,032 Schindler Holding AG,
Participation Certificates $ 2,181,388
31,967 Schneider Electric SE 8,272,855
40,600 Secom Company, Ltd. 1,458,078
458 Sensata Technologies Holding plc 14,088
5,144 Shoals Technologies Group, Inc.
a
27,726
12,126 Siemens AG 3,088,535
30,883 Siemens Energy AG
a
3,575,598
369,000 Singapore Technologies
Engineering, Ltd. 2,482,368
59 SkyWest, Inc.
a
6,842
57,818 Smiths Group plc 1,790,988
27,100 Sojitz Corporation 644,976
228 SPX Technologies, Inc.
a
41,585
955 SS&C Technologies Holdings, Inc. 81,633
1,597 Stanley Black & Decker, Inc. 108,037
771 Sterling Construction Company,
Inc.
a
206,312
120,500 Sumitomo Corporation 3,079,953
3,700 Taisei Corporation 221,237
47,700 Timee, Inc.
a
635,686
36,400 TOPPAN Holdings, Inc. 980,916
291 Toro Company 21,607
593 Trane Technologies plc 259,781
84 TransDigm Group, Inc. 135,111
4,810 TransUnion 457,864
1,018 Trinity Industries, Inc. 23,719
51,000 Tsubakimoto Chain Company 715,827
82,299 Uber Technologies, Inc.
a
7,221,737
438 UL Solutions, Inc. 32,027
334 UniFirst Corporation/MA 57,124
2,228 United Airlines Holdings, Inc.
a
196,755
36,787 United Parcel Service, Inc. 3,169,568
88 United Rentals, Inc. 77,699
318 Veralto Corporation 33,336
2,397 Verisk Analytics, Inc. 668,068
1,570 Verra Mobility Corporation
a
39,658
839 Wabtec Corporation 161,130
2,873 Waste Connections, Inc. 536,303
815 Watsco, Inc. 367,467
8,979 Werner Enterprises, Inc. 248,898
6,272 WNS Holdings, Ltd.
a
469,083
7,678 Wolters Kluwer NV 1,195,918
54,237 Worley, Ltd. 461,561
1,073 Xylem, Inc. 155,177
988,200 Yangzijiang Shipbuilding Holdings,
Ltd. 1,938,284
9,100 Yuasa Trading Company, Ltd. 282,728
27,830 Zigup plc 123,177
976 Zurn Elkay Water Solutions
Corporation 43,188
Total 243,734,254
Information Technology  15.6%
29,800 Advantest Corporation 1,981,674
2,788 Agilysys, Inc.
a
318,055
650 Ambarella, Inc.
a
42,958
8,333 Amphenol Corporation 887,548
141,905 Apple, Inc. 29,455,221
29,379 Applied Materials, Inc. 5,289,983
1,157 AppLovin Corporation
a
452,040
4,745 Arista Networks, Inc.
a
584,679
187 Arrow Electronics, Inc.
a
21,692
10,835 ASML Holding NV 7,509,458
405 Astera Labs, Inc.
a
55,376
Shares Common Stock  77.1% Value
Information Technology  15.6% - continued
278 Atlassian Corporation
a
$ 53,315
280 Autodesk, Inc.
a
84,871
446 Avnet, Inc. 23,611
1,232 Bel Fuse, Inc. 160,209
168 BILL Holdings, Inc.
a
7,199
3,044 BlackLine, Inc.
a
163,706
73,458 Broadcom, Inc. 21,574,615
35,200 Brother Industries, Ltd. 598,958
24,895 CDW Corporation 4,341,190
18,684 Check Point Software
Technologies, Ltd.
a
3,478,961
84 Cirrus Logic, Inc.
a
8,460
142,988 Cisco Systems, Inc. 9,734,623
179 Clearfield, Inc.
a
7,842
257 Clearwater Analytics Holdings,
Inc.
a
5,207
902 Cognex Corporation 36,775
1,217 Cognizant Technology Solutions
Corporation 87,332
3,340 Coherent Corporation
a
359,384
1,491 CommVault Systems, Inc.
a
283,215
262 Consensus Cloud Solutions, Inc.
a
5,287
1,752 Corning, Inc. 110,796
996 Credo Technology Group Holding,
Ltd.
a
111,104
2,162 CyberArk Software, Ltd.
a
889,598
2,302 Descartes Systems Group, Inc.
a
243,460
1,900 DISCO Corporation 561,501
26 DocuSign, Inc.
a
1,967
1,727 Dolby Laboratories, Inc. 130,112
10,216 Dynatrace Holdings, LLC
a
537,464
116 Elastic NV
a
9,709
2,044 Enphase Energy, Inc.
a
66,144
311 Entegris, Inc. 24,401
158 EPAM Systems, Inc.
a
24,918
487 F5, Inc.
a
152,636
592 Fabrinet
a
191,648
191 Fair Isaac Corporation
a
274,414
322 First Solar, Inc.
a
56,263
5,052 Flex, Ltd.
a
251,943
46,998 Fortinet, Inc.
a
4,695,100
1,868 Freshworks, Inc.
a
24,265
16,000 FUJIFILM Holdings NPV 331,876
1,400 Fujitsu, Ltd. 30,497
1,104 Gartner, Inc.
a
373,870
2,339 Gen Digital, Inc. 68,977
13,518 Gitlab, Inc.
a
592,224
4,013 Guidewire Software, Inc.
a
907,821
51,272 Halma plc 2,193,861
1,058 HubSpot, Inc.
a
549,790
6,561 I3 Verticals, Inc.
a
183,577
1,299 Impinj, Inc.
a
200,799
110 Intapp, Inc.
a
4,405
35,282 International Business Machines
Corporation 8,931,638
329 IPG Photonics Corporation
a
24,639
318 Itron, Inc.
a
39,604
931 Jabil, Inc. 207,771
15,999 JFrog, Ltd.
a
694,517
5,800 Keyence Corporation 2,098,042
2,096 Keysight Technologies, Inc.
a
343,555
11,986 Knowles Corporation
a
243,436
246,500 Kyocera Corporation 2,909,778
6,084 Lattice Semiconductor
Corporation
a
303,166

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.1% Value
Information Technology  15.6% - continued
190 MACOM Technology Solutions
Holdings, Inc.
a
$ 26,057
34 Manhattan Associates, Inc.
a
7,468
4,726 Marvell Technology, Inc. 379,829
1,508 Microchip Technology, Inc. 101,926
33,691 Micron Technology, Inc. 3,677,036
130,017 Microsoft Corporation 69,364,069
284 Mirion Technologies, Inc.
a
6,347
4,068 MKS, Inc. 387,192
36 Monolithic Power Systems, Inc. 25,605
544 Motorola Solutions, Inc. 238,805
61,300 Murata Manufacturing Company,
Ltd. 912,394
56,500 NEC Corporation 1,622,448
1,480 NetApp, Inc. 154,112
10,700 NS Solutions Corporation 250,962
7,900 NSD Company, Ltd. 188,953
627 Nutanix, Inc.
a
47,132
342,959 NVIDIA Corporation 61,002,117
318 Okta, Inc.
a
31,100
1,595 ON Semiconductor Corporation
a
89,894
2,026 Onto Innovation, Inc.
a
191,963
25,339 Oracle Corporation 6,430,278
46,365 Palantir Technologies, Inc.
a
7,341,898
5,475 Pegasystems, Inc. 321,437
165 Procore Technologies, Inc.
a
11,819
4,114 PTC, Inc.
a
883,728
734 Q2 Holdings, Inc.
a
59,601
714 Qorvo, Inc.
a
59,690
54,331 Qualcomm, Inc. 7,973,618
6,864 Ralliant Corporation
a
313,822
152,441 Samsung Electronics Company,
Ltd. 7,768,999
37,163 SAP SE 10,626,982
17,709 SAP SE ADR 5,077,170
37,700 SCSK Corporation 1,173,032
72,000 Seiko Epson Corporation 913,558
11,070 ServiceNow, Inc.
a
10,440,338
1,004 Silicon Laboratories, Inc.
a
132,297
1,265 Skyworks Solutions, Inc. 86,703
176 Synopsys, Inc.
a
111,491
51,511 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 12,446,088
54,251 TD SYNNEX Corporation 7,833,302
1,101 TE Connectivity plc 226,531
51,910 Technology One, Ltd. 1,357,887
731 Teledyne Technologies, Inc.
a
402,796
182,614 Telefonaktiebolaget LM Ericsson 1,326,433
993 Tenable Holdings, Inc.
a
31,091
1,593 Teradyne, Inc. 171,136
12,400 Tokyo Electron, Ltd. 1,971,338
12,459 Trimble, Inc.
a
1,045,185
4,691 TTM Technologies, Inc.
a
221,650
119 Twilio, Inc.
a
15,351
1,087 Tyler Technologies, Inc.
a
635,417
265 Unity Software, Inc.
a
8,840
496 Varonis Systems, Inc.
a
27,692
1,254 VeriSign, Inc. 337,163
2,754 Vontier Corporation 114,208
19,652 Weave Communications, Inc.
a
143,460
5,776 Western Digital Corporation 454,513
473 Zoom Communications, Inc.
a
35,026
Shares Common Stock  77.1% Value
Information Technology  15.6% - continued
248 Zscaler, Inc.
a
$ 70,819
Total 344,512,526
Materials  3.1%
27,131 Air Liquide SA 5,337,664
1,293 Albemarle Corporation 87,730
8,223 Alcoa Corporation 246,443
25,262 Amcor plc 236,200
943 AptarGroup, Inc. 148,183
446 Avery Dennison Corporation 74,825
2,178 Avient Corporation 68,759
74,284 Axalta Coating Systems, Ltd.
a
2,103,723
382 Balchem Corporation 58,243
2,249 Ball Corporation 128,778
195,513 BHP Group, Ltd. 4,937,718
29,194 Buzzi SPA 1,524,501
2,641 Celanese Corporation 137,939
79,879 CF Industries Holdings, Inc. 7,415,168
6,872 Coeur Mining, Inc.
a
59,718
471 Commercial Metals Company 24,426
9,300 Constellium SE
a
127,503
9,093 Corteva, Inc. 655,878
38,837 Crown Holdings, Inc. 3,858,844
41,733 Deterra Royalties, Ltd. 110,507
1,127 Dow, Inc. 26,248
2,017 DSM-Firmenich AG 193,793
4,471 DuPont de Nemours, Inc. 321,465
127 Eagle Materials, Inc. 28,485
29,295 Eastman Chemical Company 2,127,110
6,107 Element Solutions, Inc. 144,125
19,916 Endeavour Mining plc 604,151
44,184 Evraz plc
a,d
6
489 FMC Corporation 19,090
2,405 Freeport-McMoRan, Inc. 96,777
1,635 Givaudan SA 6,834,873
84,536 Glencore plc 339,272
117,642 Granges AB 1,577,478
353 Greif, Inc. 22,391
13,736 Hecla Mining Company 78,845
16,693 Heidelberg Materials AG 3,850,990
47,375 Hexpol AB 407,946
64,053 Holcim AG 5,108,223
3,544 Huntsman Corporation 34,377
859 Ingevity Corporation
a
35,898
1,527 International Flavors & Fragrances,
Inc. 108,463
849 Kaiser Aluminum Corporation 65,636
649 Koppers Holdings, Inc. 21,326
42,100 Kyoei Steel, Ltd. 604,972
6,679 LANXESS AG 183,418
839 LyondellBasell Industries NV 48,603
963 Magnera Corporation
a
11,989
1,017 Martin Marietta Materials, Inc. 584,653
612 Minerals Technologies, Inc. 35,588
900 Mitsubishi Gas Chemical
Company, Inc. 15,548
7,982 Mosaic Company 287,432
24 NewMarket Corporation 16,488
6,200 Nippon Steel Corporation 119,400
55,951 Nucor Corporation 8,004,910
1,218 O-I Glass, Inc.
a
15,846
5,430 Olin Corporation 102,844
9,457 Orica, Ltd. 129,145
1,523 Packaging Corporation of America 295,081
1,690 PPG Industries, Inc. 178,295

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.1% Value
Materials  3.1% - continued
121 Reliance, Inc. $ 35,106
25,134 Rio Tinto plc 1,496,973
46,596 Rio Tinto, Ltd. 3,313,806
1,104 Royal Gold, Inc. 167,168
2,392 RPM International, Inc. 280,845
699 Scotts Miracle-Gro Company 43,799
1,305 Sealed Air Corporation 38,197
1,151 Sensient Technologies Corporation 129,246
17,900 Shin-Etsu Chemical Company, Ltd. 515,107
1,695 Sonoco Products Company 76,394
100,594 SSAB AB, Class A 580,090
34,335 SSAB AB, Class B 194,050
239 Steel Dynamics, Inc. 30,487
363 Stepan Company 18,429
16,300 Taiyo Holdings Company, Ltd. 707,863
36,500 Toagosei Company, Ltd.
c
357,796
24,300 Tosoh Corporation 365,823
6,017 Tronox Holdings plc 19,194
983 Vidrala SA 105,817
1,435 Vulcan Materials Company 394,151
2,809 West Fraser Timber Company, Ltd. 194,692
4,914 Yara International ASA 181,657
Total 69,270,620
Real Estate  1.7%
1,761 Aedifica SA 129,589
2,552 Alexandria Real Estate Equities,
Inc. 195,049
376 Alpine Income Property Trust, Inc. 5,283
2,250 Anywhere Real Estate, Inc.
a
10,395
9,909 AvalonBay Communities, Inc. 1,845,849
10,436 Brixmor Property Group, Inc. 272,693
14,977 Broadstone Net Lease, Inc. 243,226
532,000 CapitaLand Integrated
Commercial Trust 898,262
90,200 Capland Ascendas REIT 193,130
988 CareTrust REIT, Inc. 31,418
397 CBL & Associates Properties, Inc. 10,743
33,004 CBRE Group, Inc.
a
5,140,043
2,984 Chatham Lodging Trust 20,351
41,300 City Developments, Ltd. 195,521
1,473 Colliers International Group, Inc. 221,996
4,785 Compass, Inc.
a
37,993
7,901 CoStar Group, Inc.
a
752,096
4,054 Cousins Properties, Inc. 109,863
62,508 Crown Castle, Inc. 6,568,966
2,089 Curbline Properties Corporation 46,167
289,923 DEXUS Property Group 1,308,887
5,928 Douglas Elliman, Inc.
a
16,302
12,871 Easterly Government Properties,
Inc. 283,162
4,848 EPR Properties 266,834
7,867 Essential Properties Realty Trust,
Inc. 239,865
630 Essex Property Trust, Inc. 163,913
54 Extra Space Storage, Inc. 7,255
16,087 Fabege AB 134,836
359 Federal Realty Investment Trust 33,085
2,270 First Industrial Realty Trust, Inc. 110,594
2,925 Gecina SA 287,448
968 Getty Realty Corporation 26,901
388 Global Net Lease, Inc. 2,712
494,890 GPT Group 1,612,155
272,986 Healthcare Realty Trust, Inc. 4,193,065
Shares Common Stock  77.1% Value
Real Estate  1.7% - continued
25,000 Henderson Land Development
Company, Ltd. $ 87,482
29,500 Hongkong Land Holdings, Ltd. 178,475
49,853 Host Hotels & Resorts, Inc. 783,689
247 Howard Hughes Holdings, Inc.
a
16,976
5,047 Independence Realty Trust, Inc. 84,638
9,922 Industrial Logistics Properties Trust 52,785
4,834 Innovative Industrial Properties,
Inc. 249,918
6,664 InvenTrust Properties Corporation 183,726
353 Iron Mountain, Inc. 34,368
324 Jones Lang LaSalle, Inc.
a
87,597
1,794 Kimco Realty Corporation 38,087
66 Lamar Advertising Company 8,069
562,900 Link REIT 3,136,341
13,359 Millrose Properties, Inc. 400,636
102,591 Mirvac Group 147,196
4,929 National Storage Affiliates Trust 145,208
3,552 NetSTREIT Corporation 64,753
291 NNN REIT, Inc. 12,007
13,722 Outfront Media, Inc. 240,547
31,946 Park Hotels & Resorts, Inc. 340,544
1,636 Peakstone Realty Trust 22,250
6,081 Pebblebrook Hotel Trust 60,992
229 Postal Realty Trust, Inc. 3,140
3,027 PSP Swiss Property AG 513,574
599 RE/MAX Holdings, Inc.
a
4,606
863 Rexford Industrial Realty, Inc. 31,525
5,302 RLJ Lodging Trust 39,235
584 RMR Group, Inc. 9,379
625 Ryman Hospitality Properties 59,413
7,342 Sabra Health Care REIT, Inc. 132,376
862 Safehold, Inc. 12,059
3,681 Sila Realty Trust, Inc. 89,964
1,891 Simon Property Group, Inc. 309,727
6,308 STAG Industrial, Inc. 216,554
19,484 Summit Hotel Properties, Inc. 101,706
145,500 Sun Hung Kai Properties, Ltd. 1,728,173
3,606 Swiss Prime Site AG 498,741
5,739 Tanger, Inc. 172,285
2,402 Terreno Realty Corporation 133,287
125,900 United Overseas Land, Ltd. 665,532
49,626 Uniti Group, Inc.
a
264,010
3,122 Xenia Hotels & Resorts, Inc. 39,681
2,714 Zillow Group, Inc., Class A
a
208,300
2,599 Zillow Group, Inc., Class C
a
206,750
Total 37,431,948
Utilities  2.8%
11,618 ACEA SPA 257,830
47,654 AES Corporation 626,650
5,466 Alliant Energy Corporation 355,345
1,002 American States Water Company 73,737
1,475 American Water Works Company,
Inc. 206,854
155,335 APA Group 835,450
271 Artesian Resources Corporation 8,848
461 Avista Corporation 17,195
2,464 Black Hills Corporation 142,370
3,497 Brookfield Infrastructure
Corporation 136,523
168 California Water Service Group 7,639
1,759,538 Centrica plc 3,824,818
6,035 Clearway Energy, Inc., Class A 185,757
5,929 Clearway Energy, Inc., Class C 193,463

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.1% Value
Utilities  2.8% - continued
19,725 Constellation Energy Corporation $ 6,861,144
27,943 Contact Energy, Ltd. 149,757
2,890 DTE Energy Company 400,005
68,312 Duke Energy Corporation 8,309,472
73,493 E.ON SE 1,340,752
7,605 Edison International 396,373
43,324 Enel SPA 382,044
344,932 Engie SA 7,753,468
112,893 Entergy Corporation 10,208,914
5,174 Essential Utilities, Inc. 190,403
5,980 Evergy, Inc. 423,384
3,304 Eversource Energy 218,394
5,166 Exelon Corporation 232,160
2,385 FirstEnergy Corporation 101,863
153,330 Fortum Oyj
c
2,812,955
10,176 Hawaiian Electric Industries, Inc.
a
109,087
341,217 Italgas SPA 2,831,207
484 Middlesex Water Company 24,974
1,424 New Jersey Resources
Corporation 65,376
6,817 NiSource, Inc. 289,382
230 Otter Tail Corporation 17,751
11,513 PG&E Corporation 161,412
56 Pinnacle West Capital Corporation 5,075
8,189 Portland General Electric
Company 336,732
64,201 Public Service Enterprise Group,
Inc. 5,764,608
9,542 UGI Corporation 345,230
28,526 Vistra Energy Corporation 5,948,812
9,874 XPLR Infrastructure, LP 94,099
Total 62,647,312
Total Common Stock
(cost $1,233,305,798) 1,704,493,028
Shares
Registered Investment
Companies   4.1% Value
U.S. Affiliated   3.4%
6,025,894 Thrivent Core Emerging Markets
Equity Fund 64,959,138
973,214 Thrivent Core Small Cap Value
Fund 10,121,422
Total 75,080,560
U.S. Unaffiliated   0.7%
7,972 Invesco QQQ Trust Series 1 4,504,260
550 iShares Russell 2000 Growth ETF 159,583
17,464 SPDR S&P 500 ETF Trust 11,038,645
4,140 SPDR S&P Biotech ETF
c
354,632
1,128 SPDR S&P Software & Services
ETF 210,834
1,479 VanEck Semiconductor ETF 427,106
Total 16,695,060
Total Registered Investment
Companies (cost $78,475,964) 91,775,620
Shares
Collateral Held for Securities
Loaned 0.5% Value
10,197,467 Thrivent Cash Management Trust 10,197,467
Total Collateral Held for
Securities Loaned
(cost $10,197,467) 10,197,467
Shares Preferred Stock <0.1% Value
Consumer Discretionary  <0.1%
3,755 Porsche Automobil Holding SE $ 150,704
Total 150,704
Total Preferred Stock
(cost $162,270) 150,704
Shares or
Principal
Amount Short-Term Investments 18.7% Value
Federal Farm Credit Bank
Discount Notes
1,600,000 4.250%, 10/2/2025
e
1,588,114
Federal Home Loan Bank Discount
Notes
100,000 4.195%, 8/1/2025
e,f
99,988
400,000 4.215%, 8/11/2025
e,f
399,482
2,300,000 4.207%, 9/16/2025
e,f
2,287,298
800,000 4.225%, 9/17/2025
e,f
795,488
1,000,000 4.250%, 9/23/2025
e,f
993,655
2,400,000 4.206%, 9/26/2025
e,f
2,383,926
200,000 4.250%, 10/8/2025
e,f
198,373
2,100,000 4.260%, 10/10/2025
e,f
2,082,419
8,700,000 4.250%, 10/24/2025
e,f
8,612,801
Federal Home Loan Mortgage
Corporation Discount Notes
4,200,000 4.205%, 9/5/2025
e,f
4,182,234
3,100,000 4.180%, 9/22/2025
e,f
3,080,695
Federal National Mortgage
Association Discount Notes
5,700,000 4.200%, 8/22/2025
e,f
5,685,231
4,500,000 4.185%, 9/19/2025
e,f
4,473,562
State Street Institutional U.S.
Government Money Market
Fund
375,894,002 4.250%
e
375,894,002
U.S. Treasury Bills
400,000 4.221%, 9/25/2025
e,g
397,372
Total Short-Term Investments
(cost $413,159,749) 413,154,640
Total Investments (cost
$1,735,301,248) 100.4% $2,219,771,459
Other Assets and Liabilities, Net
(0.4%) (8,997,272)
Total Net Assets 100.0% $2,210,774,187
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $14,728,063 or 0.7% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
g All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
July 31, 2025:
Securities Lending Transactions
Common Stock $ 9,415,440
Total lending $9,415,440
Gross amount payable upon return of
collateral for securities loaned $10,197,467
Net amounts due to counterparty $782,027
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 145,633,789 114,808,205 30,825,584 –
Consumer Discretionary 183,528,389 126,028,069 57,500,320 –
Consumer Staples 64,578,410 35,138,550 29,439,860 –
Energy 61,056,408 48,096,531 12,959,877 –
Financials 335,749,552 167,363,654 168,385,898 –
Health Care 156,349,820 100,610,482 55,739,338 –
Industrials 243,734,254 114,998,907 128,735,347 –
Information Technology 344,512,526 298,183,895 46,328,631 –
Materials 69,270,620 29,572,033 39,698,581 6
Real Estate 37,431,948 25,716,606 11,715,342 –
Utilities 62,647,312 42,459,031 20,188,281 –
Registered Investment Companies
U.S. Unaffiliated 16,695,060 16,695,060 – –
Preferred Stock
Consumer Discretionary 150,704 – 150,704 –
Short-Term Investments 413,154,640 375,894,002 37,260,638 –
Subtotal Investments in Securities $2,134,493,432 $1,495,565,025 $638,928,401 $6
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 75,080,560
Collateral Held for Securities Loaned 10,197,467
Subtotal Other Investments $85,278,027
Total Investments at Value $2,219,771,459
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,075,151 16,075,151 – –
Total Asset Derivatives $16,075,151 $16,075,151 $– $–
Liability Derivatives
Futures Contracts 1,945,297 1,945,297 – –
Total Return Swaps 366,645 – 366,645 –
Total Liability Derivatives $2,311,942 $1,945,297 $366,645 $–

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling $27,996,757 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 5 September 2025 $ 545,602 $ 9,448
CME E-mini S&P 500 Index 1,268 September 2025 388,811,335 15,316,115
CME E-mini S&P Mid-Cap 400 Index 29 September 2025 9,249,959 (71,169)
ICE mini MSCI EAFE Index 328 September 2025 43,275,112 (415,352)
ICE US mini MSCI Emerging Markets Index 354 September 2025 21,168,322 749,588
Total Futures Long Contracts $ 463,050,330 $ 15,588,630
CME E-mini Russell 2000 Index (664) September 2025 ( $ 72,251,864) ( $ 1,458,776)
Total Futures Short Contracts ( $ 72,251,864) ($1,458,776)
Total Futures Contracts $ 390,798,466 $14,129,854
The following table presents Global Stock Fund's total return swap contracts held as of July 31, 2025. Investments totaling $302,003 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 4,702,087 ( $ 366,645) $ – ( $ 366,645)
Total Return Swaps ( $ 366,645) $ – ($366,645)
# Payment made on Termination Date
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $57,232 $1,784 $– $64,959 6,026 2.9%
Core Small Cap Value 40,614 4,865 30,260 10,121 973 0.5
Total U.S. Affiliated Registered Investment
Companies 97,846 75,080 3.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,116 115,543 108,462 10,197 10,197 0.5
Total Collateral Held for Securities Loaned 3,116 10,197 0.5
Total Value $100,962 $85,277

Global Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $5,943 $– $1,784
Core Small Cap Value 1,570 (6,668) 4,173 694
Affiliated Short-Term Investments
Total Income/Non Cash Income from Affiliated Investments $2,478
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 53
Total Affiliated Income from Securities Loaned, Net $53
Total $1,570 ($725) $4,173

Government Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98 .7 % Value
Asset-Backed Securities  7.3%
Access Group, Inc.
$ 220,236
4.965%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
$ 219,260
ECMC Group Student Loan Trust
383,540
5.300%,  (SOFR30A +
0.950%), 8/25/2025, Ser.
2025-1A, Class A
a,b
383,769
267,616
5.500%,  (SOFR30A +
1.150%), 8/25/2025, Ser.
2024-1A, Class A
a,b
269,702
Goodgreen
174,023
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
156,990
Granite Edvance Corporation
142,536
5.667%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
143,525
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
358,621
1.650%,  3/25/2051, Ser.
2021-1 344,576
Missouri Higher Education Loan
Auth.
305,550
1.530%,  1/25/2061, Ser.
2021-1 284,974
Navient Student Loan Trust
377,178
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
319,745
Sunnova Hestia I Issuer, LLC
621,333
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
622,208
Sunnova Hestia II Issuer, LLC
276,383
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
274,404
Total 3,019,153
Collateralized Mortgage Obligations  17.1%
Federal Agricultural Mortgage
Corporation Real Estate Trust
755,298
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
608,863
116,810
5.195%,  8/1/2054, Ser.
2024-2, Class A
a,b
114,367
Federal Home Loan Mortgage
Corporation - REMIC
70,544
4.000%,  1/25/2051, Ser.
5249, Class LA 69,190
425,000
5.000%,  1/25/2055, Ser.
5490, Class LB 406,873
250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 248,586
236,793
5.000%,  2/25/2054, Ser.
5383, Class AZ 205,258
558,440
1.500%,  3/25/2050, Ser.
4982, Class JA 441,108
281,247
5.000%,  5/25/2052, Ser.
5537, Class AE 277,388
234,000
5.000%,  8/25/2050, Ser.
5465, Class AC 234,667
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 741,813
Principal
Amount Long-Term Fixed Income  98.7% Value
Collateralized Mortgage Obligations  17.1% -
continued
$ 450,000
5.000%,  8/25/2054, Ser.
5446, Class EC $ 420,203
275,000
5.000%,  9/25/2054, Ser.
5473, Class HL 273,653
140,667
4.954%,  (SOFR30A +
0.614%), 1/15/2032, Ser.
3218, Class FN
b
140,442
350,000
4.000%,  9/25/2035, Ser.
5231, Class VB 324,020
14,663
2.000%,  1/15/2041, Ser.
4074, Class JA 14,384
137,204
1.750%,  6/15/2042, Ser.
4097, Class QN 122,639
Federal Home Loan Mortgage
Corporation - SCRT
327,308
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
260,343
Federal Home Loan Mortgage
Corporation - SLST
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
604,136
400,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
c
338,273
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
213,131
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
185,475
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 423,924
140,416
4.000%,  7/25/2053, Ser.
2024-76, Class DA 136,465
77,206
2.000%,  11/25/2032, Ser.
2012-123, Class BA 72,388
211,107
3.500%,  4/25/2045, Ser.
2015-18, Class DY 196,686
J.P. Morgan Mortgage Trust
175,000
6.000%,  10/25/2054, Ser.
2024-4, Class A7A
a,b
177,161
Total 7,038,305
Commercial Mortgage-Backed Securities  9.6%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
400,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
408,238
400,000
5.355%,  1/25/2029, Ser.
K517, Class A2
b,c
413,288
250,000
5.400%,  1/25/2029, Ser.
K515, Class A2
c
257,611
600,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
616,177
300,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
303,867
250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
251,461
475,000
4.543%,  7/25/2029, Ser.
K526, Class A2
b,c
478,362
250,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
253,993

Government Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Commercial Mortgage-Backed Securities  9.6%
- continued
$ 116,130
4.900%,  10/25/2033, Ser.
K-161, Class A2
b,c
$ 118,253
475,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
c
468,330
350,000
5.000%,  2/25/2035, Ser.
K-170, Class A2
b,c
357,538
Total 3,927,118
Mortgage-Backed Securities  33.9%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
379,224 5.500%,  2/1/2040 386,314
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
354,106 2.000%,  1/1/2052 281,325
288,815 6.000%,  1/1/2055 297,620
359,744 3.000%,  2/1/2050 313,759
399,861 2.000%,  5/1/2051 317,679
413,168 4.000%,  5/1/2052 385,238
54,674 5.000%,  7/1/2053 53,663
90,357 3.500%,  9/1/2047 82,812
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
123,038 2.500%,  7/1/2030 118,471
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
618,014 2.000%,  3/1/2033 588,224
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
272,683 2.500%,  8/1/2032 266,515
425,000 5.000%,  8/1/2040
d
426,144
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
465,830 3.500%,  5/1/2040 441,618
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
84,950 2.000%,  2/1/2051 67,490
72,705 2.000%,  2/1/2051 57,680
723,605 2.500%,  2/1/2051 601,582
561,951 3.000%,  5/1/2051 492,973
462,677 3.000%,  6/1/2050 406,830
550,998 3.500%,  8/1/2050 499,913
381,812 6.000%,  8/1/2054 394,387
470,024 3.500%,  9/1/2052 424,056
110,418 2.000%,  11/1/2051 87,721
443,232 2.000%,  12/1/2050 350,406
1,686,711 4.500%,  12/1/2052 1,613,077
175,000 6.000%,  8/1/2041
d
177,419
1,175,000 5.500%,  8/1/2042
d
1,168,779
90,874 3.500%,  12/1/2047 83,512
450,000 4.000%,  8/1/2048
d
414,992
1,225,000 5.000%,  8/1/2048
d
1,192,167
800,000 3.000%,  8/1/2049
d
684,522
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
838,299 2.500%,  3/1/2062 657,290
Principal
Amount Long-Term Fixed Income  98.7% Value
Mortgage-Backed Securities  33.9% -
continued
$ 319,933 3.500%,  7/1/2061 $ 280,733
338,906 4.000%,  12/1/2061 310,366
Total 13,925,277
U.S. Government & Agencies  30.8%
Federal Home Loan Bank
950,000 5.900%,  3/10/2043 946,432
Tennessee Valley Authority
420,000 5.250%,  2/1/2055 406,713
80,000 4.375%,  8/1/2034 78,756
235,000 5.250%,  9/15/2039 242,348
U.S. Treasury Bonds
300,000 1.125%,  5/15/2040 185,215
1,200,000 4.750%,  2/15/2045 1,179,563
U.S. Treasury Notes
2,764,000 3.750%,  4/15/2028 2,753,635
3,025,000 4.000%,  5/31/2030 3,032,326
2,823,000 4.125%,  3/31/2032 2,824,213
996,100 4.250%,  5/15/2035 987,384
Total 12,636,585
Total Long-Term Fixed Income
(cost $41,332,025) 40,546,438
Shares or
Principal
Amount Short-Term Investments 10 .6 % Value
Federal Home Loan Bank Discount
Notes
100,000 4.250%, 9/23/2025
e,f
99,366
State Street Institutional U.S.
Government Money Market
Fund
542,245 4.250%
e
542,245
Thrivent Core Short-Term Reserve
Fund
370,000 4.580% 3,700,000
Total Short-Term Investments
(cost $4,341,619) 4,341,611
Total Investments (cost
$45,673,644) 109.3% $ 44,888,049
Other Assets and Liabilities, Net
(9.3%) (3,804,583)
Total Net Assets 100.0% $ 41,083,466
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $3,146,469 or 7.7% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.

Government Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 3,019,153 – 3,019,153 –
Collateralized Mortgage Obligations 7,038,305 – 7,038,305 –
Commercial Mortgage-Backed Securities 3,927,118 – 3,927,118 –
Mortgage-Backed Securities 13,925,277 – 13,925,277 –
U.S. Government & Agencies 12,636,585 – 12,636,585 –
Short-Term Investments 641,611 542,245 99,366 –
Subtotal Investments in Securities $ 41,188,049 $ 542,245 $ 40,645,804 $ –
Other Investments  * Total
Affiliated Short-Term Investments 3,700,000
Subtotal Other Investments $ 3,700,000
Total Investments at Value $ 44,888,049
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 9,427 9,427 – –
Total Liability Derivatives $ 9,427 $ 9,427 $ – $ –
The following table presents Government Bond Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling $99,366 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 38 September 2025 $ 7,874,834 ( $ 9,427 )
Total Futures Long Contracts $ 7,874,834 ( $ 9,427 )
Total Futures Contracts $ 7,874,834 ( $ 9,427 )

Government Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $ 2,940 $ 9,444 $ 8,684 $ 3,700 370 9.0%
Total Affiliated Short-Term Investments 2,940 3,700 9.0
Total Value $ 2,940 $ 3,700
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $ – $121
Total Income/Non Cash Income from Affiliated Investments $121
Total $– $– $ –

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 100.7% Value
Alabama  2.4%
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
$ 250,000 5.500%, 6/1/2049, Ser. D-1
a
$ 263,330
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AG Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
200,689
Jefferson County, AL Sewer Rev.
Refg. Warrants
250,000 5.500%, 10/1/2053 253,882
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
200,000
5.000%, 6/1/2054, Ser. A,
AMT 181,845
Pell City Square Cooperative
District, AL Rev.
235,000 7.000%, 4/1/2044, Ser. A 215,905
Total 1,115,651
Alaska  0.2%
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Pipeline Company)
100,000 2.750%, 12/1/2033, Ser. A
a
100,000
Total 100,000
Arizona  3.1%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053
c
230,227
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
c
172,111
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 325,375
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
c
244,136
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Arizona Christian
University)
250,000 6.375%, 10/1/2041, Ser. A
a,c
233,969
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
c
233,492
Total 1,439,310
Principal
Amount Long-Term Fixed Income  100.7% Value
Arkansas  0.5%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
$ 250,000 5.700%, 5/1/2053, AMT $ 250,804
Total 250,804
California  6.5%
California Community Choice
Financing Auth. Rev. (Clean
Energy)
200,000 5.250%, 10/1/2031, Ser. C
a
208,686
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
250,000 5.875%, 5/1/2059, Ser. A
c
244,628
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT
a
250,010
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 262,229
California State University Rev.
Refg.
500,000 5.250%, 11/1/2050, Ser. A
d
521,110
California Statewide Communities
Development Auth. Community
Fac. District No. 2021-03 Special
Tax Rev. (Laurel Ranch)
145,000 5.000%, 9/1/2054 138,123
Dixon, CA Special Tax Rev.
250,000 5.000%, 9/1/2048 239,830
Eastern California Municipal Water
District Water and Wastewater
Rev. Refg.
500,000 1.900%, 7/1/2046, Ser. A
a
500,000
Mountain House, CA Community
Facs. District Special Tax
(Improvement Area No. 1)
110,000 4.250%, 9/1/2035 107,164
River Islands, CA Public Financing
Auth. Community Fac. District
Special Tax
150,000 5.625%, 9/1/2053 151,784
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 251,058
Tejon Ranch, CA Public Fac.
Financing Auth. Community
Facs. District No. 2008-1 Special
Tax Rev. Refg. (Tejon Industrial
Complex - East)
200,000 5.000%, 9/1/2054 188,263
Total 3,062,885
Colorado  5.2%
Aerotropolis, CO Regional
Transportation Auth. Special Rev.
500,000 5.750%, 12/1/2054
c
483,628
CCP Metropolitan District No. 3, CO
LTGO Refg.
250,000 5.000%, 12/1/2053 231,935

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  100.7% Value
Colorado  5.2% - continued
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
$ 250,000 6.500%, 12/1/2053 $ 257,835
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 270,278
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053
c
167,099
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
c
127,178
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 288,972
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 207,518
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 230,420
Hess Ranch Metropolitan District
No. 5, CO SAB
183,933 6.000%, 12/1/2043, Ser. A-1 183,036
Total 2,447,899
Connecticut  0.9%
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
c
208,150
Stamford, CT Housing Auth. Rev.
Refg. (Mozaic Concierge Living)
200,000 6.500%, 10/1/2055, Ser. A 196,751
Total 404,901
Delaware  1.6%
Bridgeville, DE Special Obligation
(Heritage Shores Special
Development District)
200,000 5.625%, 7/1/2053
c
196,186
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 312,003
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 225,418
Total 733,607
District Of Columbia  0.5%
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
250,000
5.250%, 10/1/2048, Ser. A,
AMT 251,801
Total 251,801
Principal
Amount Long-Term Fixed Income  100.7% Value
Florida  9.2%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
$ 250,000 4.000%, 10/1/2046 $ 197,532
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
250,000 5.650%, 3/1/2054
b
258,842
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 133,213
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
c
191,766
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
225,000 5.750%, 6/15/2047, Ser. A 225,756
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 137,828
250,000 4.000%, 7/1/2055, Ser. A 188,036
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
250,000 4.500%, 8/1/2055, Ser. A 216,645
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051
c
217,219
Florida Development Finance
Corporation Student Housing
Rev. (Sinking Fund Protection -
Tampa I, LLC - The Henry)
250,000 5.250%, 6/1/2059, Ser. A-1
c
226,510
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 273,935
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
400,000 5.250%, 10/1/2051, AMT 405,019
Lee County, FL Airport Rev.
250,000 5.250%, 10/1/2054, AMT 250,846
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 254,399
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.250%, 10/1/2056, Ser. A 249,090
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
250,000 5.000%, 8/1/2054 227,520

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  100.7% Value
Florida  9.2% - continued
Osceola County, FL Transportation
Rev. Refg.
$ 300,000
Zero Coupon, 10/1/2043,
Ser. A-2 $ 109,540
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
c
209,427
Village Community Development
District No. 15, Wildwood, FL
SAB
200,000 5.250%, 5/1/2054
c
192,824
200,000 4.800%, 5/1/2055
c
178,243
Total 4,344,190
Georgia  1.5%
Cobb County, GA Development
Auth. Educational  Fac. Rev. (Mt.
Bethel Christian Academy)
250,000 6.250%, 6/1/2064
c
247,671
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 200,504
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 260,164
Total 708,339
Guam  0.7%
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 324,212
Total 324,212
Idaho  0.9%
Avimor Community Infrastructure
District No. 1, ID SAB
(Assessment Area Five)
234,000 5.875%, 9/1/2053
c
234,654
College of Western Idaho Annual
Appropriation COP
200,000 5.000%, 8/1/2052 189,828
Total 424,482
Illinois  2.2%
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 205,815
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
250,544
Illinois Finance Auth. Rev. Refg.
(Goodman Theatre)
120,000 6.125%, 10/1/2050, Ser. A
c
116,864
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 147,405
Illinois GO
235,000 5.000%, 12/1/2025, Ser. B 236,732
Principal
Amount Long-Term Fixed Income  100.7% Value
Illinois  2.2% - continued
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
$ 115,000
Zero Coupon, 6/15/2035,
Ser. A
b
$ 75,695
Total 1,033,055
Indiana  2.0%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
150,000 5.750%, 3/1/2054, Ser. A 152,579
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 241,747
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 137,443
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
250,000 6.125%, 3/1/2057, Ser. E 256,401
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
150,000 5.000%, 1/1/2054, AMT
c
136,879
Total 925,049
Iowa  1.4%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 160,904
150,000 5.000%, 5/15/2043, Ser. A 142,630
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 346,813
Total 650,347
Kansas  0.6%
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
c
155,226
Wichita, KS Health Care Fac. Rev.
Refg. (Presbyterian Manors, Inc.)
130,000 5.875%, 5/15/2050 117,690
Total 272,916
Louisiana  0.7%
Louisiana Public Fac. Auth. Rev.
Refg. (Lake Charles Charter
Academy Foundation)
150,000 5.000%, 12/15/2043, Ser. A
c
136,771
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser. A-1
a
201,668
Total 338,439

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  100.7% Value
Maryland  1.9%
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AG
Insured)
$ 250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
$ 248,605
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 207,851
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown) (AG
Insured)
250,000 5.250%, 7/1/2064
b
246,987
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
c
203,551
Total 906,994
Massachusetts  1.5%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 185,528
Massachusetts Transportation Fund
Rev. (Rail Enhancement)
500,000 5.000%, 6/1/2053, Ser. A 503,820
Total 689,348
Michigan  0.7%
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 101,902
225,000 5.000%, 12/31/2043, AMT 218,054
Total 319,956
Minnesota  3.9%
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 244,441
Bethel, MN Charter School Lease
Rev. (Spectrum High School)
250,000 5.000%, 7/1/2059 223,050
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
150,000 6.250%, 3/1/2054, Ser. A 136,370
Brainerd, MN Senior Housing &
Healthcare Rev. (Pinecrest of
Country Manor)
200,000 6.000%, 5/1/2055, Ser. A 192,961
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 144,002
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
245,000 5.000%, 7/1/2043, Ser. A 230,465
Principal
Amount Long-Term Fixed Income  100.7% Value
Minnesota  3.9% - continued
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
$ 250,000 5.250%, 6/15/2047, Ser. B $ 252,694
Rochester, MN Health Care Fac.
Rev. (Mayo Clinic)
250,000 4.375%, 11/15/2053, Ser. A 226,678
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 184,183
Total 1,834,844
Mississippi  1.9%
Hinds County, MS COP (Lease
Purchase) (BAM Insured)
250,000 4.625%, 9/1/2054
b,c
211,970
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Development
Rev. (Chevron USA, Inc.)
690,000 2.750%, 12/1/2030, Ser. D
a
690,000
Total 901,970
Missouri  0.9%
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
75,000 5.750%, 8/15/2059, Ser. A 71,105
140,000 5.000%, 8/15/2042, Ser. A 124,791
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
c
235,805
Total 431,701
Montana  0.3%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 156,017
Total 156,017
Nevada  2.1%
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 216,887
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
250,000 6.000%, 6/1/2053 255,769
Nevada Department of Business
& Industry Rev. Refg. (Brightline
West Passenger Rail)
150,000
9.500%, 1/1/2033, Ser. A,
AMT
a,c
130,152
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
250,000
5.250%, 7/1/2054, Ser. A,
AMT 248,073

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  100.7% Value
Nevada  2.1% - continued
Sparks, NV Special Improvement
District No. 1 SAB (5 Ridges)
$ 150,000 5.125%, 6/1/2054 $ 138,608
Total 989,489
New Hampshire  1.2%
National Finance Auth., NH
Affordable Housing Certificates
Rev.
249,735 4.150%, 10/20/2040, Ser. A
a
234,841
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
250,000 5.250%, 7/1/2048, Ser. A 238,899
National Finance Auth., NH Special
Rev. CAB (Provence)
150,000 Zero Coupon, 12/1/2031
c,d
99,305
Total 573,045
New Jersey  0.9%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 163,673
New Jersey Economic
Development Auth. Dock and
Wharf Fac. Rev. (Repauno Port
and Rail Terminal)
250,000 6.375%, 1/1/2035, AMT
c
253,919
Total 417,592
New York  7.4%
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
c
199,307
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042 354,032
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051
c
185,114
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
c
238,386
Clinton County, NY Capital
Resource Corporation Lease
Rev. (CVES BOCES)
250,000 5.000%, 7/1/2046
c
244,609
New York City, NY GO
250,000 4.500%, 5/1/2049, Ser. D-1 233,005
New York City, NY Transitional
Finance Auth. Rev.
300,000 5.500%, 5/1/2052, Ser. D 314,405
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 298,480
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 196,027
Principal
Amount Long-Term Fixed Income  100.7% Value
New York  7.4% - continued
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
$ 250,000 5.500%, 6/30/2060, AMT $ 242,322
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
250,000 5.625%, 4/1/2040, AMT 256,409
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
261,276
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
c
191,271
Suffolk Regional Off-Track Betting
Corporation, NY Rev.
250,000 6.000%, 12/1/2053 254,294
Total 3,468,937
North Carolina  1.4%
Greater Asheville, NC Regional
Airport Auth. Rev. (AG Insured)
250,000 5.250%, 7/1/2053, AMT
b
247,802
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
250,000 5.125%, 10/1/2054, Ser. A 236,965
North Carolina Medical Care
Commission Retirement Fac.
Rev. (EveryAge)
200,000 5.000%, 9/1/2054, Ser. B 179,078
Total 663,845
North Dakota  0.4%
Horace, ND Refg. Improvement
UTGO
200,000 5.000%, 5/1/2048, Ser. A 188,833
Total 188,833
Ohio  4.5%
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
500,000 5.000%, 6/1/2055, Ser. B-2 406,152
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
235,000 4.000%, 12/1/2055, Ser. A
c
175,597
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
250,000
5.250%, 1/1/2045, Ser. A,
AMT 252,448
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
250,000 5.000%, 12/1/2060 227,932

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  100.7% Value
Ohio  4.5% - continued
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
$ 200,000 5.250%, 9/1/2054 $ 195,802
Norwood, OH Special Obligation
Rev. Refg. (Rockwood
Exchange)
240,000 5.000%, 12/1/2041 232,526
Ohio University Athens General
Receipts Rev.
250,000 5.250%, 12/1/2054 254,373
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
250,000 5.000%, 12/1/2063, Ser. B 237,193
Port of Greater Cincinnati, OH
Development Auth. TIF Rev.
(RBM Phase 3 Garage)
150,000 5.125%, 12/1/2055 136,303
Total 2,118,326
Oklahoma  0.5%
Osage County, OK Industrial Auth.
Use Tax Rev.
225,000 6.500%, 9/1/2040 235,101
Total 235,101
Oregon  1.5%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 236,721
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
250,000 5.500%, 12/1/2054, Ser. A 229,048
Umatilla, OR Hospital District No.
1 GO
250,000 5.000%, 6/1/2053 242,309
Total 708,078
Pennsylvania  1.2%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 337,968
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
c
236,882
Total 574,850
Puerto Rico  0.9%
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 224,066
Puerto Rico Sales Tax Financing
Corporation Sales Tax Rev.
250,000 4.784%, 7/1/2058, Ser. A-2 220,377
Total 444,443
Principal
Amount Long-Term Fixed Income  100.7% Value
South Carolina  2.1%
Columbia, SC Waterworks and
Sewer System Rev.
$ 250,000 5.250%, 2/1/2055 $ 259,200
South Carolina Jobs-Economic
Development Auth. Educational
Fac. Rev. Refg. (Oceanside
Collegiate Academy)
250,000 5.000%, 6/15/2054, Ser. A
c
222,676
South Carolina Jobs-Economic
Development Auth. Healthcare
Rev. (Beaufort Memorial Hospital
& South of Broad Healthcare)
300,000 5.750%, 11/15/2054 299,747
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 181,923
Total 963,546
South Dakota  0.4%
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 187,876
Total 187,876
Tennessee  0.7%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 307,281
Total 307,281
Texas  6.1%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
250,000 6.250%, 6/1/2063
c
243,479
Bertram, TX LTGO and Limited
Pledge Rev. Certificates of
Obligation (BAM Insured)
300,000 4.250%, 2/15/2054
b
257,720
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
135,000 5.000%, 1/1/2033, Ser. A 135,034
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
250,000
5.500%, 7/15/2039, Ser. B,
AMT 256,734
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 233,526

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  100.7% Value
Texas  6.1% - continued
New Hope Cultural Education
Fac. Finance Corporation, TX
Retirement Fac. Rev. (Bella Vida
Forefront Living)
$ 100,000 6.500%, 10/1/2055, Ser. A $ 96,650
Pflugerville, TX SAB Rev.
(Meadowlark Preserve Public
Improvement District)
100,000 5.375%, 9/1/2055
c
92,182
Port Beaumont, TX Navigation
District Dock and Wharf Fac.
Rev. (Jefferson Gulf Coast
Energy)
250,000
5.250%, 1/1/2054, Ser. A,
AMT
c
220,014
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
230,000 5.000%, 10/1/2031, Ser. A 219,008
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Health Resources
System Rev. Refg.
100,000 5.000%, 11/15/2049, Ser. A
d
99,834
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 255,750
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Cook Children's Medical Center)
300,000 4.125%, 12/1/2054 255,080
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 273,755
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
250,000 4.375%, 8/1/2054
b
223,119
Total 2,861,885
Utah  4.1%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
250,000 5.625%, 12/1/2053
c
242,709
Downtown Revitalization Public
Infrastructure District, UT Sales
Tax Rev. (SEG Redevelopment)
100,000 5.000%, 7/15/2035, Ser. C
c
100,213
Iron County, UT Sales Tax Rev.
225,000 5.000%, 10/1/2054 224,898
Mida Mountain Village Public
Infrastructure District, UT TIF
Rev.
500,000 6.000%, 6/15/2054, Ser. 2
c
497,758
SkyRidge Pegasus Infrastructure
Financing District, UT SAB
250,000 5.250%, 12/1/2044
c
233,863
Principal
Amount Long-Term Fixed Income  100.7% Value
Utah  4.1% - continued
Tech Ridge Public Infrastructure
District, UT SAB and TIF (Tech
Ridge Assessment Area)
$ 150,000 6.250%, 12/1/2054
c
$ 150,098
Utah Infrastructure Agency
Telecommunication Rev.
245,000 6.000%, 10/15/2047 257,366
Wakara Ridge, UT Public
Infrastructure District SAB
(Wakara Ridge Assessment
Area)
200,000 5.625%, 12/1/2054
c
197,363
Total 1,904,268
Virginia  1.8%
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
235,000 6.875%, 12/1/2058, Ser. A 245,265
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 215,055
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 404,171
Total 864,491
Washington  1.9%
Port of Seattle, WA Rev. Refg.
250,000
5.250%, 7/1/2049, Ser. B,
AMT 252,269
Port of Woodland, WA Rev.
150,000 6.000%, 12/1/2047 131,208
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
250,000 5.500%, 12/1/2054 251,718
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
250,000 6.125%, 7/1/2053
c
262,015
Total 897,210
West Virginia  0.5%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
250,000 5.250%, 6/1/2053 234,943
Total 234,943
Wisconsin  9.9%
Colby, WI School District UTGO
(AG Insured)
200,000 4.000%, 3/1/2040
b
188,083
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
250,000 6.625%, 7/1/2053, Ser. A
c
255,061
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
c
255,377

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  100.7% Value
Wisconsin  9.9% - continued
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
$ 250,000 7.000%, 7/1/2058
c
$ 251,075
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 313,888
Public Finance Auth., WI Limited
Obligation Rev. (Town of
Scarborough - The Downs)
250,000 5.000%, 8/1/2039 241,524
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 230,424
Public Finance Auth., WI Rev.
(Bridgewater)
125,732 5.625%, 12/15/2030
c
125,708
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 376,092
Public Finance Auth., WI Rev.
(Mayfair)
150,000
5.500%, 11/15/2032, Ser.
A-4
c
148,814
Public Finance Auth., WI Rev.
(Midtown)
250,000 Zero Coupon, 12/15/2034
c
143,786
Public Finance Auth., WI Rev. Bond
Anticipation Notes (Hutsonwood
at Spring Hill)
50,000 12.000%, 5/16/2029, Ser. A
c
55,470
Public Finance Auth., WI Rev. Refg.
(Astro Texas Land)
249,888 5.000%, 12/15/2036
c
245,643
Public Finance Auth., WI Special
Fac. Rev. Refg. (Million Air Three,
LLC General Aviation Fac.)
250,000
6.250%, 9/1/2046, Ser. A,
AMT
c
250,861
Public Finance Auth., WI Special
Rev. (Candela, Fort Bend
County, TX)
110,000 6.125%, 12/15/2029
c
111,145
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
185,000 Zero Coupon, 9/1/2029
c
137,982
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
250,000 5.250%, 6/1/2054, Ser. A 238,837
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A
c
232,829
Public Finance Auth., WI TIF Rev.
(Miami WorldCenter)
150,000 5.000%, 6/1/2041, Ser. A
c
145,859
Public Finance Auth., WI Toll Rev.
(Georgia SR 400 Express Lanes)
250,000 5.750%, 12/31/2065, AMT
d
238,341
Principal
Amount Long-Term Fixed Income  100.7% Value
Wisconsin  9.9% - continued
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
$ 250,000 6.000%, 10/1/2049 $ 249,475
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 227,156
Total 4,663,430
Total Long-Term Fixed Income
(cost $50,901,888) 47,336,186
Principal
Amount Short-Term Investments 0.2%
e
Value
Federal Home Loan Bank Discount
Notes
100,000 4.250%, 10/24/2025
f
98,998
Total Short-Term Investments
(cost $99,008) 98,998
Total Investments
(cost $51,000,896) 100.9% $47,435,184
Other Assets and Liabilities, Net
(0.9%) (420,983)
Total Net Assets 100.0% $47,014,201
a Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $12,724,526 or 27.1% of
total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
futures contracts.

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
AG - Assured Guaranty, Inc.
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
CAB - Capital Appreciation Bonds
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 11,678,195 – 11,678,195 –
Electric Revenue 324,212 – 324,212 –
General Obligation 1,148,225 – 1,148,225 –
Health Care 7,941,404 – 7,941,404 –
Housing Finance 2,691,064 – 2,691,064 –
Industrial Development Revenue 4,397,596 – 4,397,596 –
Other Revenue 1,993,044 – 1,993,044 –
Tax Revenue 7,790,297 – 7,790,297 –
Transportation 7,036,638 – 7,036,638 –
Water & Sewer 2,335,511 – 2,335,511 –
Short-Term Investments 98,998 – 98,998 –
Total Investments at Value $47,435,184 $– $47,435,184 $–

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans 2.1%
a
Value
Basic Materials  0.2%
Grinding Media, Inc., Term Loan
$ 1,317,696
7.830%,  (TSFR3M +
3.500%), 10/12/2028
b,c
$ 1,314,402
Total 1,314,402
Capital Goods  0.1%
Eco Material Technologies, Inc.,
Term Loan
430,000
7.467%,  (TSFR6M +
3.250%), 2/12/2032
b
431,255
Total 431,255
Communications Services  0.5%
Cengage Learning, Inc., Term
Loan
1,353,718
7.838%,  (TSFR1M +
3.500%), 3/24/2031
b
1,352,337
DIRECTV Financing, LLC, Term
Loan
1,235,714
9.820%,  (TSFR3M +
5.250%), 8/2/2029
b
1,224,074
Gray Media, Inc., Term Loan
465,653
7.443%,  (TSFR1M +
3.000%), 12/1/2028
b
464,619
Total 3,041,030
Consumer Cyclical  0.2%
Marriott Ownership Resorts, Inc.,
Term Loan
915,750
6.606%,  (TSFR1M +
2.250%), 4/1/2031
b
916,895
Six Flags Entertainment
Corporation, Term Loan
454,410
6.356%,  (TSFR1M +
2.000%), 5/1/2031
b
453,842
Total 1,370,737
Consumer Non-Cyclical  0.8%
Amneal Pharmaceuticals, LLC,
Term Loan
1,162,596
9.856%,  (TSFR1M +
5.500%), 5/4/2028
b
1,184,395
B&G Foods, Inc., Term Loan
1,305,138
7.856%,  (TSFR1M +
3.500%), 10/10/2029
b
1,202,906
Chobani, LLC, Term Loan
459,033
6.856%,  (TSFR1M +
2.500%), 10/25/2027
b
460,470
HLF Financing SARL, LLC, Term
Loan
846,718
11.106%,  (TSFR1M +
6.750%), 4/12/2029
b
859,419
ModivCare, Inc., Term Loan
434,620
9.046%,  (TSFR3M +
4.750%), 7/1/2031
b
268,017
Primo Brands Corporation, Term
Loan
1,138,424
6.546%,  (TSFR3M +
2.250%), 3/31/2028
b
1,140,519
Total 5,115,726
Principal
Amount Bank Loans  2.1%
a
Value
Financials  <0.1%
Acrisure, LLC, Term Loan
$ 227,286
7.356%,  (TSFR1M +
3.000%), 11/6/2030
b
$ 227,001
Total 227,001
Technology  0.1%
Mcafee Corporation, Term Loan
650,000
0.000%,  (TSFR1M +
3.000%), 3/1/2029
b,d,e
627,113
Total 627,113
Transportation  0.2%
Genesee & Wyoming, Inc., Term
Loan
1,304,145
6.046%,  (TSFR3M +
1.750%), 4/10/2031
b
1,301,198
Total 1,301,198
Total Bank Loans
(cost $13,577,943) 13,428,462
Principal
Amount Long-Term Fixed Income 93.7% Value
Basic Materials  6.0%
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,f,g
2,860
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
543,000 8.625%,  6/15/2029
h
573,816
Alumina, Pty. Ltd.
216,000 6.125%,  3/15/2030
h
218,382
649,000 6.375%,  9/15/2032
h
658,074
ATI, Inc.
744,000 7.250%,  8/15/2030 779,921
Avient Corporation
1,315,000 6.250%,  11/1/2031
h
1,319,675
Axalta Coating Systems Dutch
Holding B BV
927,000 7.250%,  2/15/2031
h
964,021
Cascades, Inc./Cascades USA,
Inc.
1,303,000 6.750%,  7/15/2030
h
1,299,951
Celanese US Holdings, LLC
864,000 6.500%,  4/15/2030
i
873,721
Cerdia Finanz GmbH
1,293,000 9.375%,  10/3/2031
h
1,353,175
Chemours Company
1,825,000 5.750%,  11/15/2028
h
1,676,137
Cleveland-Cliffs, Inc.
988,000 6.875%,  11/1/2029
h
988,471
1,090,000 4.875%,  3/1/2031
h,i
967,211
1,315,000 7.000%,  3/15/2032
h,i
1,282,927
Consolidated Energy Finance SA
2,415,000 5.625%,  10/15/2028
h
2,022,277
CVR Partners, LP/CVR Nitrogen
Finance Corporation
433,000 6.125%,  6/15/2028
h
429,816
First Quantum Minerals, Ltd.
1,243,000 6.875%,  10/15/2027
h,i
1,245,088
760,000 8.000%,  3/1/2033
h
783,121
FMC Corporation
1,190,000 8.450%,  11/1/2055
b
1,230,260

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.7% Value
Basic Materials  6.0% - continued
Hecla Mining Company
$ 805,000 7.250%,  2/15/2028 $ 813,984
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
h
719,121
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,771,000 9.000%,  7/1/2028
h
1,771,735
INEOS Finance plc
1,456,000 7.500%,  4/15/2029
h,i
1,445,266
Magnera Corporation
1,948,000 7.250%,  11/15/2031
h
1,833,555
Mercer International, Inc.
219,000 12.875%,  10/1/2028
h
220,885
430,000 5.125%,  2/1/2029
i
346,383
Methanex US Operations, Inc.
873,000 6.250%,  3/15/2032
h
865,357
Mineral Resources, Ltd.
1,265,000 9.250%,  10/1/2028
h
1,322,118
Novelis Corporation
1,790,000 4.750%,  1/30/2030
h
1,714,651
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,377,000 5.375%,  11/1/2026
h,i
1,369,377
SNF Group SACA
926,000 3.125%,  3/15/2027
h
894,310
927,000 3.375%,  3/15/2030
h
851,267
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
h
2,042,915
Taseko Mines, Ltd.
1,349,000 8.250%,  5/1/2030
h
1,408,536
Tronox, Inc.
231,000 4.625%,  3/15/2029
h,i
179,720
United States Steel Corporation
1,300,000 6.875%,  3/1/2029
i
1,307,814
Veritiv Operating Company
651,000 10.500%,  11/30/2030
h
705,604
Total 38,481,502
Capital Goods  9.9%
AAR Escrow Issuer, LLC
616,000 6.750%,  3/15/2029
h
632,052
Abengoa Abenewco 2 Bis SA
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,f,g,j
17,250
Advanced Drainage Systems, Inc.
1,390,000 5.000%,  9/30/2027
h
1,375,539
AECOM
1,730,000 6.000%,  8/1/2033
h
1,744,065
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
1,735,000 7.000%,  5/21/2030
h
1,785,811
AmeriTex HoldCo Intermediate,
LLC
220,000 7.625%,  8/15/2033
e,h
223,733
Amsted Industries, Inc.
1,640,000 4.625%,  5/15/2030
h
1,570,626
Axon Enterprise, Inc.
520,000 6.125%,  3/15/2030
h
531,077
520,000 6.250%,  3/15/2033
h
532,725
Boeing Company
259,000 6.298%,  5/1/2029 273,445
329,000 6.388%,  5/1/2031 353,954
Principal
Amount Long-Term Fixed Income  93.7% Value
Capital Goods  9.9% - continued
Bombardier, Inc.
$ 1,755,000 6.000%,  2/15/2028
h
$ 1,766,669
1,500,000 7.000%,  6/1/2032
h,i
1,551,734
651,000 6.750%,  6/15/2033
h
669,111
Brundage-Bone Concrete
Pumping Holdings, Inc.
651,000 7.500%,  2/1/2032
h
648,012
Builders FirstSource, Inc.
465,000 5.000%,  3/1/2030
h
455,178
866,000 6.750%,  5/15/2035
h
887,910
Canpack SA/Canpack US, LLC
2,195,000 3.875%,  11/15/2029
h
2,044,716
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
h
2,126,488
Clean Harbors, Inc.
1,180,000 5.125%,  7/15/2029
h
1,160,514
Clydesdale Acquisition Holdings,
Inc.
900,000 6.875%,  1/15/2030
h
920,367
546,000 8.750%,  4/15/2030
h
557,235
1,295,000 6.750%,  4/15/2032
h
1,326,481
Cornerstone Building Brands, Inc.
319,000 9.500%,  8/15/2029
h
292,408
Crown Cork & Seal Company, Inc.
852,000 7.375%,  12/15/2026 878,876
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
1,619,000 6.625%,  12/15/2030
h
1,650,747
GFL Environmental, Inc.
1,925,000 4.000%,  8/1/2028
h
1,865,707
Herc Holdings, Inc.
649,000 5.500%,  7/15/2027
h
646,388
885,000 6.625%,  6/15/2029
h
906,056
1,093,000 7.000%,  6/15/2030
h
1,129,654
457,000 7.250%,  6/15/2033
h
473,230
Mauser Packaging Solutions
Holding Company
1,281,000 9.250%,  4/15/2027
h
1,267,864
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
h,i
1,106,993
Mueller Water Products, Inc.
915,000 4.000%,  6/15/2029
h
873,965
Nesco Holdings II, Inc.
980,000 5.500%,  4/15/2029
h
955,508
New Enterprise Stone and Lime
Company, Inc.
1,423,000 5.250%,  7/15/2028
h
1,412,803
OI European Group BV
1,246,000 4.750%,  2/15/2030
h
1,180,598
Owens-Brockway Glass Container,
Inc.
1,093,000 6.625%,  5/13/2027
h
1,094,313
543,000 7.375%,  6/1/2032
h
547,102
Quikrete Holdings, Inc.
2,160,000 6.750%,  3/1/2033
h
2,215,348
QXO Building Products, Inc.
1,520,000 6.750%,  4/30/2032
h
1,565,257
Resideo Funding, Inc.
1,275,000 6.500%,  7/15/2032
h
1,293,414
Reworld Holding Corporation
606,000 4.875%,  12/1/2029
h
578,738

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.7% Value
Capital Goods  9.9% - continued
Roller Bearing Company of
America, Inc.
$ 1,243,000 4.375%,  10/15/2029
h
$ 1,195,314
Sealed Air Corporation/Sealed Air
Corporation (US)
571,000 6.125%,  2/1/2028
h
576,458
Smyrna Ready Mix Concrete, LLC
1,422,000 8.875%,  11/15/2031
h
1,496,494
Spirit AeroSystems, Inc.
1,730,000 4.600%,  6/15/2028 1,702,069
640,000 9.750%,  11/15/2030
h
703,874
SRM Escrow Issuer, LLC
597,000 6.000%,  11/1/2028
h
595,029
Standard Building Solutions, Inc.
435,000 6.500%,  8/15/2032
h
444,203
1,740,000 6.250%,  8/1/2033
h
1,756,576
TransDigm, Inc.
713,000 6.750%,  8/15/2028
h
727,518
2,155,000 7.125%,  12/1/2031
h
2,243,886
1,049,000 6.625%,  3/1/2032
h
1,078,654
Trivium Packaging Finance BV
870,000 8.250%,  7/15/2030
h
916,145
430,000 12.250%,  1/15/2031
h
451,498
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,595,533
Waste Pro USA, Inc.
705,000 7.000%,  2/1/2033
h
731,482
WESCO Distribution, Inc.
629,000 7.250%,  6/15/2028
h
637,376
680,000 6.375%,  3/15/2029
h
697,471
276,000 6.625%,  3/15/2032
h
284,780
Total 62,924,021
Communications Services  13.0%
Altice Financing SA
1,217,000 5.750%,  8/15/2029
h
932,077
Altice France SA
1,026,000 5.125%,  7/15/2029
h,k
887,490
2,372,000 5.500%,  10/15/2029
h,i,k
2,056,909
AMC Networks, Inc.
1,196,000 10.250%,  1/15/2029
h
1,227,365
Cable One, Inc.
870,000 4.000%,  11/15/2030
h,i
669,934
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,223,000 5.000%,  2/1/2028
h
1,200,107
2,650,000 5.375%,  6/1/2029
h
2,602,778
3,760,000 4.750%,  3/1/2030
h
3,572,728
1,414,000 4.250%,  2/1/2031
h
1,291,551
718,000 4.750%,  2/1/2032
h
663,692
Clear Channel Outdoor Holdings,
Inc.
2,210,000 5.125%,  8/15/2027
h
2,207,000
783,000 7.500%,  6/1/2029
h,i
713,330
CSC Holdings, LLC
896,000 5.375%,  2/1/2028
h,i
823,880
733,000 11.750%,  1/31/2029
h
685,640
1,138,000 6.500%,  2/1/2029
h,i
899,107
853,000 5.750%,  1/15/2030
h
420,561
1,034,000 4.125%,  12/1/2030
h
695,097
Deluxe Corporation
1,627,000 8.125%,  9/15/2029
h
1,674,974
Principal
Amount Long-Term Fixed Income  93.7% Value
Communications Services  13.0% - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 4,113,000 5.875%,  8/15/2027
h
$ 4,090,393
DISH DBS Corporation
1,019,000 5.250%,  12/1/2026
h
959,111
760,000 5.750%,  12/1/2028
h,i
679,134
1,162,000 5.125%,  6/1/2029 862,741
DISH Network Corporation
1,476,000 11.750%,  11/15/2027
h
1,537,167
EchoStar Corporation
2,063,000 10.750%,  11/30/2029 2,173,886
FiberCop SPA
1,235,000 6.000%,  9/30/2034
h
1,166,516
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
h
840,152
980,000 5.000%,  5/1/2028
h
978,767
1,362,000 6.750%,  5/1/2029
h
1,375,025
510,000 8.750%,  5/15/2030
h
533,752
Gray Media, Inc.
1,214,000 5.375%,  11/15/2031
h,i
895,857
1,740,000 7.250%,  8/15/2033
h
1,730,849
iHeartCommunications, Inc.
401,850 9.125%,  5/1/2029
h,i
335,197
Iliad Holding SASU
1,763,000 8.500%,  4/15/2031
h
1,891,136
1,309,000 7.000%,  4/15/2032
h
1,343,543
Lamar Media Corporation
101,000 3.625%,  1/15/2031 92,914
LCPR Senior Secured Financing
DAC
1,108,000 6.750%,  10/15/2027
h
850,390
Level 3 Financing, Inc.
1,197,000 4.250%,  7/1/2028
h
1,087,774
1,078,000 4.875%,  6/15/2029
h,i
1,010,625
536,547 11.000%,  11/15/2029
h
608,324
1,520,000 6.875%,  6/30/2033
h
1,540,299
McGraw-Hill Education, Inc.
919,000 5.750%,  8/1/2028
h
915,373
767,000 8.000%,  8/1/2029
h
779,642
Nexstar Media, Inc.
815,000 5.625%,  7/15/2027
h
813,418
657,000 4.750%,  11/1/2028
h,i
638,567
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,115,000 4.625%,  3/15/2030
h,i
1,058,463
Paramount Global
412,000 6.375%,  3/30/2062
b
405,819
Playtika Holding Corporation
900,000 4.250%,  3/15/2029
h
822,950
Rogers Communications, Inc.
540,000 7.000%,  4/15/2055
b
552,080
Sable International Finance, Ltd.
878,000 7.125%,  10/15/2032
h
878,033
Scripps Escrow II, Inc.
870,000 3.875%,  1/15/2029
h
772,364
Sinclair Television Group, Inc.
760,000 8.125%,  2/15/2033
h
775,207
Sirius XM Radio, LLC
630,000 3.125%,  9/1/2026
h
615,846
851,000 4.000%,  7/15/2028
h
809,971
860,000 3.875%,  9/1/2031
h,i
758,712

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.7% Value
Communications Services  13.0% - continued
TEGNA, Inc.
$ 371,000 4.750%,  3/15/2026
h
$ 369,791
1,592,000 4.625%,  3/15/2028 1,545,381
Telenet Finance Luxembourg
Notes SARL
1,800,000 5.500%,  3/1/2028
h
1,777,341
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,179,000 4.750%,  4/15/2028
h
1,142,587
1,293,000 6.500%,  2/15/2029
h
1,257,853
650,000 8.625%,  6/15/2032
h,i
659,279
Univision Communications, Inc.
272,000 8.000%,  8/15/2028
h
279,430
1,688,000 4.500%,  5/1/2029
h
1,561,865
1,100,000 8.500%,  7/31/2031
h
1,117,127
870,000 9.375%,  8/1/2032
h
902,713
Viasat, Inc.
1,087,000 6.500%,  7/15/2028
h,i
1,024,606
Virgin Media Finance plc
780,000 5.000%,  7/15/2030
h
703,118
Virgin Media Secured Finance plc
1,821,000 5.500%,  5/15/2029
h
1,780,117
Virgin Media Vendor Financing
Notes IV DAC
1,510,000 5.000%,  7/15/2028
h
1,464,388
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
h
1,758,887
Warnermedia Holdings, Inc.
430,000 4.054%,  3/15/2029 403,744
1,090,000 4.279%,  3/15/2032
i
915,317
650,000 5.050%,  3/15/2042 434,492
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
1,171,000 8.250%,  10/1/2031
h
1,225,908
Zegona Finance plc
1,157,000 8.625%,  7/15/2029
h
1,231,626
Ziggo Bond Company BV
807,000 5.125%,  2/28/2030
h
704,039
Total 82,663,826
Consumer Cyclical  16.4%
1011778 B.C., ULC/New Red
Finance, Inc.
2,344,000 5.625%,  9/15/2029
h
2,357,989
1,385,000 4.000%,  10/15/2030
h
1,283,220
Adient Global Holdings, Ltd.
1,080,000 7.500%,  2/15/2033
h
1,101,342
Advance Auto Parts, Inc.
870,000 7.000%,  8/1/2030
e,h
874,427
870,000 7.375%,  8/1/2033
e,h
874,663
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
720,000 6.000%,  6/1/2029
h,i
700,752
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
h
1,139,881
700,000 4.625%,  6/1/2028
h
681,023
Allison Transmission, Inc.
1,137,000 3.750%,  1/30/2031
h
1,039,149
Principal
Amount Long-Term Fixed Income  93.7% Value
Consumer Cyclical  16.4% - continued
American Axle & Manufacturing,
Inc.
$ 1,183,000 5.000%,  10/1/2029
i
$ 1,073,381
Arches Buyer, Inc.
1,478,000 6.125%,  12/1/2028
h,i
1,410,571
Asbury Automotive Group, Inc.
460,000 5.000%,  2/15/2032
h
435,115
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
h
661,379
1,031,000 4.625%,  4/1/2030
h
966,823
Aston Martin Capital Holdings, Ltd.
664,000 10.000%,  3/31/2029
h
633,295
Bath & Body Works, Inc.
650,000 6.950%,  3/1/2033
i
668,241
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
760,000 9.500%,  7/1/2032
h
783,169
Beach Acquisition Bidco, LLC
1,150,000 10.000%,  7/15/2033
h
1,198,961
Belron UK Finance plc
1,147,000 5.750%,  10/15/2029
h
1,157,765
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
h
1,790,693
Boyne USA, Inc.
642,000 4.750%,  5/15/2029
h
622,135
Brightstar Lottery plc
750,000 6.250%,  1/15/2027
h
757,641
Brinker International, Inc.
860,000 8.250%,  7/15/2030
h
912,264
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,093,000 5.000%,  6/15/2029
h
1,017,815
435,000 4.875%,  2/15/2030
h
395,554
Caesars Entertainment, Inc.
4,432,000 4.625%,  10/15/2029
h,i
4,188,389
Carnival Corporation
138,000 5.750%,  3/1/2027
h
139,377
1,644,000 6.000%,  5/1/2029
h
1,658,579
2,170,000 5.750%,  8/1/2032
h
2,184,691
Carvana Company
364,393
9.000%,PIK 0.000%,
12/1/2028
h,j
372,753
971,582 11.000%,  6/1/2030
h
1,016,244
430,000 9.000%,  6/1/2031
h
511,343
Churchill Downs, Inc.
609,000 6.750%,  5/1/2031
h
621,805
Clarios Global, LP/Clarios US
Finance Company, Inc.
389,000 6.750%,  5/15/2028
h
397,725
Flutter Treasury DAC
271,000 5.875%,  6/4/2031
e,h
272,787
Ford Motor Company
1,169,000 3.250%,  2/12/2032 990,399
Forestar Group, Inc.
1,290,000 6.500%,  3/15/2033
h
1,295,021
FORVIA SE
865,000 8.000%,  6/15/2030
h,i
900,960
Gap, Inc.
891,000 3.625%,  10/1/2029
h
822,217

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.7% Value
Consumer Cyclical  16.4% - continued
Garrett Motion Holdings, Inc./
Garrett LX I SARL
$ 950,000 7.750%,  5/31/2032
h
$ 985,882
General Motors Financial
Company, Inc.
1,394,000 5.750%,  9/30/2027
b,i,l
1,361,296
Genting New York, LLC/GENNY
Capital, Inc.
1,131,000 7.250%,  10/1/2029
h
1,164,443
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
1,300,000 8.750%,  1/15/2032
h
1,151,124
Goodyear Tire & Rubber Company
965,000 5.000%,  7/15/2029
i
936,157
Group 1 Automotive, Inc.
1,129,000 6.375%,  1/15/2030
h
1,149,959
Hilton Domestic Operating
Company, Inc.
1,398,000 4.875%,  1/15/2030 1,378,806
1,932,000 3.625%,  2/15/2032
h
1,741,941
870,000 5.750%,  9/15/2033
h
870,827
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
870,000 5.000%,  6/1/2029
h
832,658
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
h
1,069,575
KB Home
942,000 6.875%,  6/15/2027 962,305
877,000 4.000%,  6/15/2031 805,008
L Brands, Inc.
1,326,000 5.250%,  2/1/2028 1,326,669
689,000 6.875%,  11/1/2035 708,969
LGI Homes, Inc.
873,000 7.000%,  11/15/2032
h
840,263
Life Time, Inc.
920,000 6.000%,  11/15/2031
h
926,789
Light & Wonder International, Inc.
594,000 7.250%,  11/15/2029
h
609,976
Lithia Motors, Inc.
870,000 4.625%,  12/15/2027
h
856,505
Live Nation Entertainment, Inc.
729,000 4.750%,  10/15/2027
h
717,731
Macy's Retail Holdings, LLC
650,000 7.375%,  8/1/2033
h
652,476
870,000 4.300%,  2/15/2043 575,811
Mattamy Group Corporation
1,080,000 4.625%,  3/1/2030
h
1,036,108
Melco Resorts Finance, Ltd.
726,000 5.375%,  12/4/2029
h
692,292
625,000 7.625%,  4/17/2032
h
642,393
MGM China Holdings, Ltd.
219,000 7.125%,  6/26/2031
h
228,070
MGM Resorts International
876,000 6.125%,  9/15/2029 888,008
Michaels Companies, Inc.
861,000 5.250%,  5/1/2028
h
682,750
Muvico, LLC
430,000
9.000%,PIK 6.000%,
2/19/2029
h,j
463,243
NCL Corporation, Ltd.
310,000 5.875%,  3/15/2026
h,i
310,559
2,017,000 5.875%,  2/15/2027
h
2,022,976
Principal
Amount Long-Term Fixed Income  93.7% Value
Consumer Cyclical  16.4% - continued
$ 1,852,000 6.750%,  2/1/2032
h
$ 1,902,227
New Home Company, Inc.
430,000 8.500%,  11/1/2030
h
439,018
Nissan Motor Company, Ltd.
1,302,000 7.500%,  7/17/2030
h
1,343,263
Parkland Corporation
866,000 5.875%,  7/15/2027
h
866,736
633,000 6.625%,  8/15/2032
h
647,010
PENN Entertainment, Inc.
750,000 4.125%,  7/1/2029
h,i
695,138
PetSmart, Inc./PetSmart Finance
Corporation
1,245,000 7.750%,  2/15/2029
h
1,218,335
Phinia, Inc.
657,000 6.625%,  10/15/2032
h
669,278
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,595,000 3.375%,  8/31/2027
h
1,537,652
Rakuten Group, Inc.
219,000 11.250%,  2/15/2027
h
237,341
869,000 9.750%,  4/15/2029
h
951,483
650,000 8.125%,  12/15/2029
b,h,l
645,004
Raven Acquisition Holdings, LLC
900,000 6.875%,  11/15/2031
h
909,024
Real Hero Merger Sub 2, Inc.
436,000 6.250%,  2/1/2029
h,i
299,622
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
900,000 4.625%,  4/16/2029
h
800,498
Royal Caribbean Cruises, Ltd.
1,346,000 4.250%,  7/1/2026
h
1,340,558
1,200,000 5.375%,  7/15/2027
h
1,205,690
479,000 6.000%,  2/1/2033
h
486,905
S&S Holdings, LLC
1,654,000 8.375%,  10/1/2031
h
1,584,695
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
680,000 6.625%,  3/1/2030
h
655,080
SeaWorld Parks and
Entertainment, Inc.
1,151,000 5.250%,  8/15/2029
h
1,120,328
Service Corporation International/
US
790,000 5.750%,  10/15/2032 791,872
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
1,178,000 5.250%,  7/15/2029 1,144,697
Sonic Automotive, Inc.
831,000 4.875%,  11/15/2031
h
783,208
Staples, Inc.
858,000 10.750%,  9/1/2029
h
804,513
Station Casinos, LLC
480,000 4.500%,  2/15/2028
h
469,243
724,000 4.625%,  12/1/2031
h
677,539
Tenneco, Inc.
1,157,000 8.000%,  11/17/2028
h
1,148,376
Vail Resorts, Inc.
560,000 5.625%,  7/15/2030
h
563,080
Victoria's Secret & Company
1,564,000 4.625%,  7/15/2029
h,i
1,455,476

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.7% Value
Consumer Cyclical  16.4% - continued
Victra Holdings, LLC/Victra
Finance Corporation
$ 285,000 8.750%,  9/15/2029
h,i
$ 298,690
Viking Cruises, Ltd.
3,093,000 5.875%,  9/15/2027
h
3,091,004
Walgreens Boots Alliance, Inc.
460,000 3.200%,  4/15/2030 446,493
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
h
944,921
Wayfair, LLC
555,000 7.750%,  9/15/2030
h
568,817
Wyndham Hotels & Resorts, Inc.
1,131,000 4.375%,  8/15/2028
h
1,097,540
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
750,000 7.125%,  2/15/2031
h
797,706
ZF North America Capital, Inc.
747,000 6.875%,  4/14/2028
h
745,622
985,000 6.750%,  4/23/2030
h
937,339
Total 104,822,128
Consumer Non-Cyclical  11.3%
1261229 B.C., Ltd.
1,730,000 10.000%,  4/15/2032
h
1,761,294
Acadia Healthcare Company, Inc.
650,000 5.000%,  4/15/2029
h
628,089
990,000 7.375%,  3/15/2033
h,i
1,019,301
AdaptHealth, LLC
2,897,000 4.625%,  8/1/2029
h
2,714,618
Albertsons Companies, Inc.
2,830,000 5.875%,  2/15/2028
h
2,827,767
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
300,000 6.250%,  3/15/2033
h
305,783
Bausch + Lomb Corporation
414,000 8.375%,  10/1/2028
h,i
431,636
Bausch Health Companies, Inc.
1,950,000 4.875%,  6/1/2028
h
1,725,750
BellRing Brands, Inc.
924,000 7.000%,  3/15/2030
h
958,572
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
574,000 9.500%,  10/15/2029
h
476,420
Central Garden & Pet Company
1,096,000 4.125%,  10/15/2030
i
1,029,967
Champ Acquisition Corporation
525,000 8.375%,  12/1/2031
h
555,421
Chobani Holdco II, LLC
457,419
0.000%,PIK 9.500%,
10/1/2029
h,j
490,619
CHS/Community Health Systems,
Inc.
1,071,000 5.625%,  3/15/2027
h
1,072,686
963,000 6.125%,  4/1/2030
h
680,692
776,000 4.750%,  2/15/2031
h
649,308
950,000 10.875%,  1/15/2032
h
995,963
1,730,000 9.750%,  1/15/2034
e,h
1,741,052
Concentra Health Services, Inc.
841,000 6.875%,  7/15/2032
h
864,119
Principal
Amount Long-Term Fixed Income  93.7% Value
Consumer Non-Cyclical  11.3% - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 2,393,000 4.750%,  1/15/2029
h
$ 2,346,686
CVS Health Corporation
871,000 7.000%,  3/10/2055
b
896,120
DaVita, Inc.
1,616,000 6.875%,  9/1/2032
h
1,661,465
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
h
1,449,021
Embecta Corporation
1,256,000 5.000%,  2/15/2030
h,i
1,139,124
Encompass Health Corporation
923,000 4.500%,  2/1/2028 907,520
Endo Finance Holdings, Inc.
645,000 8.500%,  4/15/2031
h,i
686,172
Energizer Holdings, Inc.
1,890,000 4.750%,  6/15/2028
h
1,836,070
Fiesta Purchaser, Inc.
877,000 9.625%,  9/15/2032
h,i
926,786
Fortrea Holdings, Inc.
546,000 7.500%,  7/1/2030
h,i
499,206
Grifols SA
2,222,000 4.750%,  10/15/2028
h
2,140,471
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
496,000 7.875%,  9/1/2025
h,i
497,240
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,217,000 4.875%,  6/1/2029
h,i
1,014,209
Insulet Corporation
606,000 6.500%,  4/1/2033
h
622,922
IQVIA, Inc.
1,736,000 6.250%,  6/1/2032
h
1,780,190
Jazz Securities DAC
870,000 4.375%,  1/15/2029
h
841,618
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
573,000 9.000%,  2/15/2029
h
597,989
Lamb Weston Holdings, Inc.
647,000 4.375%,  1/31/2032
h
604,532
LifePoint Health, Inc.
689,000 5.375%,  1/15/2029
h
647,660
642,000 9.875%,  8/15/2030
h
691,939
600,000 11.000%,  10/15/2030
h
659,457
918,000 10.000%,  6/1/2032
h
953,007
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,153,000 6.250%,  4/1/2029
h
1,175,648
Mozart Debt Merger Sub, Inc.
1,178,000 3.875%,  4/1/2029
h
1,123,429
1,885,000 5.250%,  10/1/2029
h
1,848,171
Newell Brands, Inc.
260,000 6.375%,  9/15/2027 262,035
676,000 6.625%,  9/15/2029 673,001
395,000 6.375%,  5/15/2030 382,771
Organon & Company/Organon
Foreign Debt Co-Issuer BV
977,000 5.125%,  4/30/2031
h
845,218
Performance Food Group, Inc.
1,096,000 4.250%,  8/1/2029
h
1,053,732
1,315,000 6.125%,  9/15/2032
h
1,335,365

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.7% Value
Consumer Non-Cyclical  11.3% - continued
Perrigo Finance Unlimited
Company
$ 718,000 4.900%,  6/15/2030 $ 700,118
579,000 6.125%,  9/30/2032 585,060
Post Holdings, Inc.
1,015,000 4.500%,  9/15/2031
h
938,179
860,000 6.250%,  10/15/2034
h
861,078
Prime Healthcare Services, Inc.
1,387,000 9.375%,  9/1/2029
h
1,378,331
Radiology Partners, Inc.
1,300,000 8.500%,  7/15/2032
h
1,313,533
Select Medical Corporation
650,000 6.250%,  12/1/2032
h,i
648,319
Simmons Foods, Inc.
2,663,000 4.625%,  3/1/2029
h
2,520,044
Sotera Health Holdings, LLC
878,000 7.375%,  6/1/2031
h
908,266
Spectrum Brands, Inc.
170,000 3.875%,  3/15/2031
h
135,631
Star Parent, Inc.
637,000 9.000%,  10/1/2030
h
669,868
Surgery Center Holdings, Inc.
1,210,000 7.250%,  4/15/2032
h,i
1,244,131
Tenet Healthcare Corporation
3,468,000 5.125%,  11/1/2027 3,453,966
845,000 6.750%,  5/15/2031 869,463
Teva Pharmaceutical Finance
Netherlands III BV
1,050,000 3.150%,  10/1/2026 1,027,029
US Acute Care Solutions, LLC
1,307,000 9.750%,  5/15/2029
h
1,335,389
Whirlpool Corporation
430,000 6.125%,  6/15/2030 428,975
Total 72,045,211
Energy  11.4%
Aethon United BR, LP/Aethon
United Finance Corporation
573,000 7.500%,  10/1/2029
h
600,356
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,556,000 5.375%,  6/15/2029
h
1,542,919
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
h
969,945
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
870,000 6.625%,  7/15/2033
h
882,053
Baytex Energy Corporation
1,482,000 8.500%,  4/30/2030
h
1,508,147
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
686,000 7.000%,  7/15/2029
h
711,382
Borr IHC, Ltd./Borr Finance, LLC
835,110 10.000%,  11/15/2028
h
798,485
Buckeye Partners, LP
818,000 4.500%,  3/1/2028
h
798,487
868,000 6.750%,  2/1/2030
h
898,600
California Resources Corporation
424,000 8.250%,  6/15/2029
h
435,548
Civitas Resources, Inc.
724,000 8.375%,  7/1/2028
h
744,508
Principal
Amount Long-Term Fixed Income  93.7% Value
Energy  11.4% - continued
$ 711,000 8.750%,  7/1/2031
h
$ 719,773
1,302,000 9.625%,  6/15/2033
h
1,339,210
CNX Resources Corporation
332,000 7.375%,  1/15/2031
h
342,172
Comstock Resources, Inc.
2,180,000 5.875%,  1/15/2030
h
2,057,887
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
1,915,000 5.500%,  6/15/2031
h
1,870,796
Crescent Energy Finance, LLC
1,139,000 7.625%,  4/1/2032
h
1,113,040
438,000 7.375%,  1/15/2033
h
419,023
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
816,000 8.625%,  3/15/2029
h
849,219
1,090,000 7.375%,  6/30/2033
h
1,077,501
Diamond Foreign Asset Company/
Diamond Finance, LLC
162,000 8.500%,  10/1/2030
h
168,843
Enerflex, Ltd.
400,000 9.000%,  10/15/2027
h
411,907
Energy Transfer, LP
1,621,000 8.000%,  5/15/2054
b
1,726,827
Excelerate Energy, LP
609,000 8.000%,  5/15/2030
h
637,533
Genesis Energy LP/Genesis
Energy Finance Corporation
1,086,000 8.875%,  4/15/2030 1,149,624
1,630,000 7.875%,  5/15/2032 1,685,749
Global Partners, LP/GLP Finance
Corporation
330,000 7.125%,  7/1/2033
h
335,117
Gulfport Energy Operating
Corporation
657,000 6.750%,  9/1/2029
h
667,682
Harvest Midstream I, LP
2,049,000 7.500%,  9/1/2028
h
2,073,938
Hess Midstream Operations, LP
1,175,000 4.250%,  2/15/2030
h
1,136,916
Hilcorp Energy I, LP/Hilcorp
Finance Company
664,000 5.750%,  2/1/2029
h
652,238
935,000 6.000%,  2/1/2031
h
900,659
1,440,000 6.250%,  4/15/2032
h
1,382,372
Howard Midstream Energy
Partners, LLC
1,901,000 7.375%,  7/15/2032
h
1,965,484
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
h
1,590,690
Kraken Oil & Gas Partners, LLC
410,000 7.625%,  8/15/2029
h
401,974
MEG Energy Corporation
381,000 5.875%,  2/1/2029
h
381,049
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
f,g
3,260
Moss Creek Resources Holdings,
Inc.
313,000 8.250%,  9/1/2031
h
305,532
Nabors Industries, Inc.
1,079,000 9.125%,  1/31/2030
h
1,067,925
438,000 8.875%,  8/15/2031
h,i
351,179
Nabors Industries, Ltd.
1,079,000 7.500%,  1/15/2028
h,i
995,686

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.7% Value
Energy  11.4% - continued
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
$ 545,000 8.125%,  2/15/2029
h
$ 539,320
817,000 8.375%,  2/15/2032
h
799,191
Noble Finance II, LLC
1,267,000 8.000%,  4/15/2030
h
1,292,298
Northern Oil and Gas, Inc.
888,000 8.750%,  6/15/2031
h
912,316
NuStar Logistics, LP
858,000 6.375%,  10/1/2030 883,907
PBF Holding Company, LLC/PBF
Finance Corporation
1,662,000 6.000%,  2/15/2028 1,599,441
Permian Resources Operating,
LLC
812,000 7.000%,  1/15/2032
h
838,487
Prairie Acquiror, LP
1,088,000 9.000%,  8/1/2029
h
1,126,938
Precision Drilling Corporation
1,290,000 6.875%,  1/15/2029
h
1,289,174
Range Resources Corporation
1,498,000 4.750%,  2/15/2030
h
1,456,152
Rockies Express Pipeline, LLC
966,000 4.950%,  7/15/2029
h
947,128
Saturn Oil & Gas, Inc.
392,000 9.625%,  6/15/2029
h,i
388,147
SM Energy Company
350,000 7.000%,  8/1/2032
h
346,578
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 945,063
564,000 4.500%,  4/30/2030 540,776
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,497,000 5.500%,  1/15/2028
h
2,474,577
Talos Production, Inc.
409,000 9.000%,  2/1/2029
h
419,183
TGNR Intermediate Holdings, LLC
1,509,000 5.500%,  10/15/2029
h
1,469,943
Tidewater, Inc.
330,000 9.125%,  7/15/2030
h
346,102
Transocean, Inc.
1,216,000 8.250%,  5/15/2029
h
1,148,404
1,216,000 8.500%,  5/15/2031
h
1,117,220
USA Compression Partners, LP/
USA Compression Finance
Corporation
700,000 6.875%,  9/1/2027 699,831
Valaris, Ltd.
1,358,000 8.375%,  4/30/2030
h
1,402,665
Venture Global LNG, Inc.
961,000 8.125%,  6/1/2028
h
994,936
1,450,000 9.000%,  9/30/2029
b,h,l
1,450,370
1,753,000 7.000%,  1/15/2030
h,i
1,777,568
2,787,000 8.375%,  6/1/2031
h
2,882,756
Venture Global Plaquemines LNG,
LLC
650,000 7.500%,  5/1/2033
h
701,963
1,310,000 6.500%,  1/15/2034
h
1,347,664
Vital Energy, Inc.
646,000 7.750%,  7/31/2029
h
587,792
Principal
Amount Long-Term Fixed Income  93.7% Value
Energy  11.4% - continued
Weatherford International, Ltd.
$ 578,000 8.625%,  4/30/2030
h
$ 593,786
Total 72,990,911
Financials  13.4%
Acrisure, LLC/Acrisure Finance,
Inc.
1,009,000 6.000%,  8/1/2029
h
984,204
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
658,000 6.950%,  3/10/2055
b
688,400
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,448,000 6.750%,  10/15/2027
h
1,449,286
1,019,000 6.750%,  4/15/2028
h
1,032,782
657,000 5.875%,  11/1/2029
h,i
646,972
Ally Financial, Inc.
459,000 2.200%,  11/2/2028 423,661
AmWINS Group, Inc.
344,000 6.375%,  2/15/2029
h
350,304
1,420,000 4.875%,  6/30/2029
h
1,379,226
Avolon Holdings Funding, Ltd.
952,000 2.528%,  11/18/2027
h
907,166
Azorra Finance, Ltd.
1,500,000 7.750%,  4/15/2030
h
1,562,277
1,300,000 7.250%,  1/15/2031
h
1,326,820
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
658,000 7.125%,  5/15/2031
h
679,362
Bank of America Corporation
430,000 6.250%,  7/26/2030
b,l
428,521
Barclays plc
1,018,000 6.125%,  12/15/2025
b,l
1,019,272
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
320,000 7.625%,  2/11/2035
b,h
328,750
BNP Paribas SA
329,000 4.625%,  1/12/2027
b,h,l
322,156
430,000 7.450%,  6/27/2035
b,h,l
438,062
Burford Capital Global Finance,
LLC
1,580,000 9.250%,  7/1/2031
h
1,670,801
760,000 7.500%,  7/15/2033
h
764,940
Citigroup, Inc.
345,000 6.250%,  8/15/2026
b,l
346,940
430,000 6.875%,  8/15/2030
b,l
433,655
Constellation Insurance, Inc.
299,000 6.800%,  1/24/2030
h
294,905
Credit Acceptance Corporation
599,000 9.250%,  12/15/2028
h
633,493
Drawbridge Special Opportunities
Fund, LP
3,052,000 3.875%,  2/15/2026
h
3,007,062
Encore Capital Group, Inc.
331,000 9.250%,  4/1/2029
h
348,623
FirstCash, Inc.
1,170,000 4.625%,  9/1/2028
h
1,143,909
658,000 5.625%,  1/1/2030
h
651,189
Freedom Mortgage Corporation
686,000 7.625%,  5/1/2026
h
688,976

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.7% Value
Financials  13.4% - continued
Freedom Mortgage Holdings, LLC
$ 1,500,000 9.250%,  2/1/2029
h
$ 1,563,430
430,000 8.375%,  4/1/2032
h
439,793
FTAI Aviation Investors, LLC
1,154,000 7.000%,  5/1/2031
h
1,197,328
950,000 7.000%,  6/15/2032
h
983,830
GGAM Finance, Ltd.
689,000 8.000%,  2/15/2027
h
709,494
676,000 8.000%,  6/15/2028
h
715,071
140,000 6.875%,  4/15/2029
h
144,230
Global Aircraft Leasing Company,
Ltd.
1,700,000 8.750%,  9/1/2027
h
1,755,484
Global Net Lease, Inc.
424,000 4.500%,  9/30/2028
h
407,833
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,000,000 3.750%,  12/15/2027
h
1,906,205
goeasy, Ltd.
632,000 9.250%,  12/1/2028
h
668,952
HAT Holdings I, LLC/HAT Holdings
II, LLC
469,000 8.000%,  6/15/2027
h
485,749
Howard Hughes Corporation
399,000 4.125%,  2/1/2029
h
380,350
HSBC Holdings plc
679,000 6.875%,  9/11/2029
b,l
699,812
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
h
2,009,643
539,000 7.375%,  1/31/2032
h
561,233
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
1,507,000 5.250%,  5/15/2027 1,468,200
Intesa Sanpaolo SPA
459,000 4.198%,  6/1/2032
b,h
425,897
Jane Street Group/JSG Finance,
Inc.
406,000 4.500%,  11/15/2029
h
388,862
394,000 7.125%,  4/30/2031
h
406,933
967,000 6.125%,  11/1/2032
h
959,423
1,300,000 6.750%,  5/1/2033
h
1,330,395
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
544,000 5.000%,  8/15/2028
h
524,604
879,000 6.625%,  10/15/2031
h
874,532
Jefferson Capital Holdings, LLC
545,000 6.000%,  8/15/2026
h
543,495
1,363,000 9.500%,  2/15/2029
h
1,438,325
540,000 8.250%,  5/15/2030
h
563,405
JPMorgan Chase & Company
1,534,000
7.036%,  (TSFR3M +
2.745%), 10/1/2025
b,l
1,540,829
344,000 3.650%,  6/1/2026
b,l
338,288
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
560,000 4.750%,  6/15/2029
h
543,657
Liberty Mutual Group, Inc.
184,000 4.125%,  12/15/2051
b,h
179,053
Macquarie Airfinance Holdings,
Ltd.
819,000 6.400%,  3/26/2029
h
851,427
682,000 6.500%,  3/26/2031
h
721,949
Principal
Amount Long-Term Fixed Income  93.7% Value
Financials  13.4% - continued
Midcap Financial Issuer Trust
$ 688,000 6.500%,  5/1/2028
h
$ 682,069
MPT Operating Partnership, LP/
MPT Finance Corporation
1,209,000 4.625%,  8/1/2029
i
918,997
610,000 8.500%,  2/15/2032
h
634,037
Nationstar Mortgage Holdings,
Inc.
639,000 6.500%,  8/1/2029
h
653,575
686,000 5.125%,  12/15/2030
h
684,697
NatWest Group plc
459,000 8.125%,  11/10/2033
b,l
502,876
Navient Corporation
399,000 5.500%,  3/15/2029
i
390,320
Nippon Life Insurance Company
430,000 6.500%,  4/30/2055
b,h
450,007
OneMain Finance Corporation
1,426,000 3.500%,  1/15/2027 1,391,423
1,645,000 9.000%,  1/15/2029 1,726,112
865,000 6.750%,  3/15/2032 877,708
1,850,000 7.125%,  9/15/2032 1,906,691
Osaic Holdings, Inc.
910,000 6.750%,  8/1/2032
e,h
920,976
430,000 8.000%,  8/1/2033
e,h
436,970
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
859,000 4.875%,  5/15/2029
h
826,312
PennyMac Financial Services, Inc.
1,300,000 6.875%,  5/15/2032
h
1,324,497
570,000 6.875%,  2/15/2033
h
580,950
Phoenix Aviation Capital, Ltd.
1,040,000 9.250%,  7/15/2030
h
1,089,719
PNC Financial Services Group,
Inc.
658,000 3.400%,  9/15/2026
b,l
634,030
PRA Group, Inc.
1,373,000 8.375%,  2/1/2028
h
1,404,513
RHP Hotel Properties, LP/RHP
Finance Corporation
658,000 4.500%,  2/15/2029
h
639,931
Rithm Capital Corporation
650,000 8.000%,  7/15/2030
h
661,719
RLJ Lodging Trust, LP
271,000 4.000%,  9/15/2029
h
252,911
Rocket Companies, Inc.
650,000 6.125%,  8/1/2030
h
659,069
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,367,000 3.875%,  3/1/2031
h
2,183,362
802,000 4.000%,  10/15/2033
h
709,554
Ryan Specialty, LLC
1,315,000 5.875%,  8/1/2032
h
1,318,635
Service Properties Trust
920,000 8.375%,  6/15/2029 953,298
385,000 8.625%,  11/15/2031
h
410,001
SLM Corporation
430,000 6.500%,  1/31/2030
i
446,666
Societe Generale SA
655,000 8.125%,  11/21/2029
b,h,l
683,660
Starwood Property Trust, Inc.
860,000 6.500%,  10/15/2030
h
885,209

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.7% Value
Financials  13.4% - continued
Stonex Escrow Issuer, LLC
$ 1,310,000 6.875%,  7/15/2032
h
$ 1,333,530
Synchrony Financial
348,000 7.250%,  2/2/2033 365,706
UBS Group AG
1,080,000 7.000%,  2/10/2030
b,h,l
1,101,639
United Wholesale Mortgage, LLC
1,318,000 5.500%,  4/15/2029
h
1,289,189
UWM Holdings, LLC
543,000 6.625%,  2/1/2030
h
543,239
Wells Fargo & Company
345,000 3.900%,  3/15/2026
b,l
341,781
World Acceptance Corporation
344,000 7.000%,  11/1/2026
h,i
349,628
XHR, LP
322,000 4.875%,  6/1/2029
h
310,788
327,000 6.625%,  5/15/2030
h
332,355
Total 85,487,774
Foreign Government  0.2%
Teine Energy, Ltd.
1,398,000 6.875%,  4/15/2029
h
1,374,757
Total 1,374,757
Technology  7.0%
Acuris Finance US, Inc./Acuris
Finance SARL
650,000 9.000%,  8/1/2029
h
661,308
Amentum Holdings, Inc.
959,000 7.250%,  8/1/2032
h
992,059
AthenaHealth Group, Inc.
1,788,000 6.500%,  2/15/2030
h
1,757,697
Block, Inc.
2,414,000 6.500%,  5/15/2032 2,477,218
Boost Newco Borrower, LLC
902,000 7.500%,  1/15/2031
h
953,695
CACI International, Inc.
405,000 6.375%,  6/15/2033
h
414,129
Central Parent, Inc./CDK Global,
Inc.
658,000 7.250%,  6/15/2029
h
540,664
Cloud Software Group, Inc.
2,674,000 6.500%,  3/31/2029
h
2,700,432
1,807,000 9.000%,  9/30/2029
h
1,869,994
CommScope Technologies, LLC
864,000 5.000%,  3/15/2027
h
846,062
CommScope, LLC
330,000 4.750%,  9/1/2029
h
320,446
434,000 9.500%,  12/15/2031
h,i
457,030
Consensus Cloud Solutions, Inc.
338,000 6.000%,  10/15/2026
h
335,486
CoreWeave, Inc.
1,300,000 9.250%,  6/1/2030
h
1,306,566
650,000 9.000%,  2/1/2031
h
647,229
Diebold Nixdorf, Inc.
870,000 7.750%,  3/31/2030
h
923,058
Fair Isaac Corporation
870,000 6.000%,  5/15/2033
h
874,085
Gen Digital, Inc.
817,000 7.125%,  9/30/2030
h
844,338
430,000 6.250%,  4/1/2033
h
438,376
Principal
Amount Long-Term Fixed Income  93.7% Value
Technology  7.0% - continued
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
$ 649,000 8.750%,  5/1/2029
h
$ 661,755
II-VI, Inc.
638,000 5.000%,  12/15/2029
h
624,404
Iron Mountain, Inc.
2,455,000 5.250%,  3/15/2028
h
2,442,505
610,000 5.000%,  7/15/2028
h
603,745
770,000 5.250%,  7/15/2030
h
756,704
730,000 4.500%,  2/15/2031
h
690,369
Kioxia Holdings Corporation
970,000 6.250%,  7/24/2030
h
966,406
760,000 6.625%,  7/24/2033
h
752,038
McAfee Corporation
972,000 7.375%,  2/15/2030
h
901,228
NCR Atleos Corporation
540,000 9.500%,  4/1/2029
h
585,012
NCR Voyix Corporation
876,000 5.000%,  10/1/2028
h
861,679
474,000 5.125%,  4/15/2029
h
464,531
Neptune Bidco US, Inc.
952,000 9.290%,  4/15/2029
h
921,327
Open Text Corporation
1,828,000 3.875%,  12/1/2029
h
1,711,087
Open Text Holdings, Inc.
1,197,000 4.125%,  2/15/2030
h
1,121,957
Pitney Bowes, Inc.
338,000 6.875%,  3/15/2027
h
337,458
RingCentral, Inc.
1,359,000 8.500%,  8/15/2030
h
1,443,902
Rocket Software, Inc.
810,000 9.000%,  11/28/2028
h
835,883
Sabre GLBL, Inc.
430,000 11.125%,  7/15/2030
h
453,328
Seagate Data Storage Technology,
Private Ltd.
1,988,000 4.091%,  6/1/2029
h
1,899,764
Sensata Technologies BV
1,671,000 4.000%,  4/15/2029
h
1,588,168
Sensata Technologies, Inc.
383,000 3.750%,  2/15/2031
h
349,447
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
155,000 6.750%,  8/15/2032
h
160,114
SS&C Technologies, Inc.
1,317,000 6.500%,  6/1/2032
h
1,354,189
UKG, Inc.
1,163,000 6.875%,  2/1/2031
h
1,194,011
Viavi Solutions, Inc.
740,000 3.750%,  10/1/2029
h
684,348
Xerox Holdings Corporation
118,000 5.000%,  8/15/2025
h,i
117,658
836,000 5.500%,  8/15/2028
h
552,930
Total 44,395,819
Transportation  1.6%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
355,750 5.500%,  4/20/2026
h
355,426
315,000 5.750%,  4/20/2029
h
314,890

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.7% Value
Transportation  1.6% - continued
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
$ 884,000 5.375%,  3/1/2029
h,i
$ 846,349
DCLI Bidco, LLC
592,000 7.750%,  11/15/2029
h
604,274
JetBlue Airways Corporation/
JetBlue Loyalty, LP
611,000 9.875%,  9/20/2031
h,i
590,745
OneSky Flight, LLC
1,306,000 8.875%,  12/15/2029
h
1,375,932
Rand Parent, LLC
1,418,000 8.500%,  2/15/2030
h,i
1,425,836
RXO, Inc.
1,619,000 7.500%,  11/15/2027
h
1,645,752
Star Leasing Company, LLC
970,000 7.625%,  2/15/2030
h
956,766
Stena International SA
691,000 7.250%,  1/15/2031
h
702,177
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
407,000 7.875%,  5/1/2027
h
408,393
1,120,000 6.375%,  2/1/2030
h,i
1,058,017
Total 10,284,557
Utilities  3.5%
AES Corporation
459,000 7.600%,  1/15/2055
b
463,610
Algonquin Power & Utilities
Corporation
1,645,000 4.750%,  1/18/2082
b
1,596,868
Alpha Generation, LLC
562,000 6.750%,  10/15/2032
h
575,107
Calpine Corporation
1,145,000 4.500%,  2/15/2028
h
1,132,552
Dominion Energy, Inc.
459,000 7.000%,  6/1/2054
b
489,665
Duke Energy Corporation
450,000 6.450%,  9/1/2054
b
463,329
Edison International
539,000 5.000%,  12/15/2026
b,i,l
474,067
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
h
876,120
Lightning Power, LLC
956,000 7.250%,  8/15/2032
h
999,467
Long Ridge Energy, LLC
1,300,000 8.750%,  2/15/2032
h
1,348,125
NiSource, Inc.
285,000 6.375%,  3/31/2055
b
288,642
NRG Energy, Inc.
1,060,000 5.250%,  6/15/2029
h
1,048,228
526,000 6.000%,  2/1/2033
h
527,427
526,000 6.250%,  11/1/2034
h
532,975
PG&E Corporation
491,000 7.375%,  3/15/2055
b
473,806
Talen Energy Supply, LLC
1,312,000 8.625%,  6/1/2030
h
1,394,223
Terraform Global Operating, LLC
902,000 6.125%,  3/1/2026
h,i
896,402
TerraForm Power Operating, LLC
2,910,000 5.000%,  1/31/2028
h
2,870,816
Vistra Corporation
2,835,000 7.000%,  12/15/2026
b,h,l
2,862,678
Principal
Amount Long-Term Fixed Income  93.7% Value
Utilities  3.5% - continued
Vistra Operations Company, LLC
$ 1,172,000 5.000%,  7/31/2027
h
$ 1,165,721
XPLR Infrastructure Operating
Partners, LP
1,244,000 3.875%,  10/15/2026
h
1,214,156
303,000 8.375%,  1/15/2031
h,i
317,816
303,000 8.625%,  3/15/2033
h,i
320,930
Total 22,332,730
Total Long-Term Fixed Income
(cost $598,245,454) 597,803,236
Shares
Collateral Held for Securities
Loaned 7.3% Value
46,930,683 Thrivent Cash Management Trust 46,930,683
Total Collateral Held for
Securities Loaned
(cost $46,930,683) 46,930,683
Shares Preferred Stock 0.2% Value
Capital Goods  0.2%
17,296 Boeing Company, Convertible,
6.000% 1,222,827
Total 1,222,827
Total Preferred Stock
(cost $952,441) 1,222,827
Shares or
Principal
Amount Short-Term Investments 3.7% Value
State Street Institutional U.S.
Government Money Market
Fund
23,575,259 4.250%
m
23,575,259
Total Short-Term Investments
(cost $23,575,259) 23,575,259
Total Investments (cost
$683,281,780) 107.0% $682,960,467
Other Assets and Liabilities, Net
(7.0%) (44,660,827)
Total Net Assets 100.0% $638,299,640
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $521,161,786 or 81.6%
of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2025.
k In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of July 31, 2025 was $20,110 or 0.00% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
July 31, 2025.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
July 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 44,444,708
Total lending $44,444,708
Gross amount payable upon return of
collateral for securities loaned $46,930,683
Net amounts due to counterparty $2,485,975
Definitions:
DAC - Designated Activity Company
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,314,402 – – 1,314,402
Capital Goods 431,255 – 431,255 –
Communications Services 3,041,030 – 3,041,030 –
Consumer Cyclical 1,370,737 – 1,370,737 –
Consumer Non-Cyclical 5,115,726 – 5,115,726 –
Financials 227,001 – 227,001 –
Technology 627,113 – 627,113 –
Transportation 1,301,198 – 1,301,198 –
Long-Term Fixed Income
Basic Materials 38,481,502 – 38,481,502 –
Capital Goods 62,924,021 – 62,924,021 –
Communications Services 82,663,826 – 82,663,826 –
Consumer Cyclical 104,822,128 – 104,822,128 –
Consumer Non-Cyclical 72,045,211 – 72,045,211 –
Energy 72,990,911 – 72,990,911 –
Financials 85,487,774 – 85,487,774 –
Foreign Government 1,374,757 – 1,374,757 –
Technology 44,395,819 – 44,395,819 –
Transportation 10,284,557 – 10,284,557 –
Utilities 22,332,730 – 22,332,730 –
Preferred Stock
Capital Goods 1,222,827 1,222,827 – –
Short-Term Investments 23,575,259 23,575,259 – –
Subtotal Investments in Securities $636,029,784 $24,798,086 $609,917,296 $1,314,402
Other Investments  * Total
Collateral Held for Securities Loaned 46,930,683
Subtotal Other Investments $46,930,683
Total Investments at Value $682,960,467
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $13,191 $23,944 $37,135 $– – –%
Total Affiliated Short-Term Investments 13,191 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   52,201 189,619 194,889 46,931 46,931 7.3
Total Collateral Held for Securities Loaned 52,201 46,931 7.3
Total Value $65,392 $46,931
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $5 ($5) $– $185
Total Income/Non Cash Income from Affiliated Investments $185
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 212
Total Affiliated Income from Securities Loaned, Net $212
Total $5 ($5) $–

Income Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 97.0% Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 51,507
4.967%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 24,585
Total 24,585
Basic Materials  2.2%
Air Products and Chemicals, Inc.
4,200,000 4.900%,  10/11/2032 4,243,708
Anglo American Capital plc
1,412,000 4.750%,  4/10/2027
c
1,414,781
2,950,000 5.750%,  4/5/2034
c
3,048,144
Eastman Chemical Company
2,800,000 5.000%,  8/1/2029 2,831,483
FMC Corporation
3,100,000 8.450%,  11/1/2055
b
3,204,879
Glencore Funding, LLC
1,200,000 3.375%,  9/23/2051
c
797,208
1,800,000 2.500%,  9/1/2030
c
1,619,643
International Flavors & Fragrances,
Inc.
302,000 1.832%,  10/15/2027
c
284,178
4,318,000 2.300%,  11/1/2030
c
3,809,795
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,550,000 5.350%,  3/15/2034 1,586,497
Smurfit Kappa Treasury, ULC
1,200,000 5.777%,  4/3/2054 1,192,530
1,700,000 5.438%,  4/3/2034 1,732,608
Smurfit Westrock Financing DAC
1,300,000 5.418%,  1/15/2035 1,319,792
Total 27,085,246
Capital Goods  4.8%
Amrize Finance US, LLC
2,650,000 4.950%,  4/7/2030
c
2,676,144
BAE Systems plc
625,000 5.500%,  3/26/2054
c
614,089
1,700,000 3.400%,  4/15/2030
c
1,620,615
1,400,000 1.900%,  2/15/2031
c
1,214,310
Boeing Company
1,250,000 5.805%,  5/1/2050 1,206,361
1,675,000 6.858%,  5/1/2054 1,841,099
1,550,000 5.930%,  5/1/2060 1,482,993
850,000 6.528%,  5/1/2034 925,147
3,000,000 5.705%,  5/1/2040 2,980,320
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,315,591
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,103,212
General Dynamics Corporation
2,400,000 4.950%,  8/15/2035 2,405,192
General Electric Company
1,200,000 4.900%,  1/29/2036 1,195,952
GFL Environmental, Inc.
3,300,000 6.750%,  1/15/2031
c
3,419,914
Howmet Aerospace, Inc.
3,750,000 3.000%,  1/15/2029 3,575,565
1,600,000 5.950%,  2/1/2037 1,695,885
Lockheed Martin Corporation
2,700,000 5.000%,  8/15/2035 2,700,029
Principal
Amount Long-Term Fixed Income  97.0% Value
Capital Goods  4.8% - continued
Northrop Grumman Corporation
$ 1,200,000 4.700%,  3/15/2033 $ 1,192,461
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028 2,214,832
1,700,000 6.300%,  2/15/2030 1,779,548
Republic Services, Inc.
3,900,000 4.875%,  4/1/2029 3,973,772
RTX Corporation
1,000,000 3.030%,  3/15/2052 636,448
850,000 6.400%,  3/15/2054 925,688
2,150,000 6.000%,  3/15/2031 2,300,114
850,000 6.100%,  3/15/2034 916,556
1,075,000 4.450%,  11/16/2038 986,318
Spirit AeroSystems, Inc.
4,850,000 4.600%,  6/15/2028 4,771,696
Waste Connections, Inc.
3,600,000 5.000%,  3/1/2034 3,621,667
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
c
1,549,745
Total 57,841,263
Collateralized Mortgage Obligations  0.9%
GCAT Trust
4,274,639
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
b,c
4,298,348
PMT Loan Trust
4,545,460
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
b,c
4,576,296
2,400,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
2,396,844
Wachovia Mortgage Loan Trust,
LLC
10,233
6.988%,  5/20/2036, Ser.
2006-A, Class 2A1
b
9,968
Total 11,281,456
Commercial Mortgage-Backed Securities  0.3%
HTAP Issuer Trust
4,022,137
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
3,998,580
Total 3,998,580
Communications Services  6.6%
American Tower Corporation
1,450,000 5.000%,  1/31/2030 1,472,285
1,100,000 5.650%,  3/15/2033 1,140,828
3,600,000 5.350%,  3/15/2035 3,661,190
AppLovin Corporation
3,450,000 5.375%,  12/1/2031 3,515,604
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,233,179
2,900,000 6.050%,  8/15/2056 2,939,805
2,200,000 3.500%,  9/15/2053 1,482,124
3,768,000 2.550%,  12/1/2033 3,141,695
3,200,000 5.400%,  2/15/2034 3,270,172
1,800,000 4.500%,  3/9/2048 1,485,924
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,550,000 6.550%,  6/1/2034 1,634,378
1,550,000 6.384%,  10/23/2035 1,602,398
2,000,000 3.500%,  6/1/2041 1,424,921

Income Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Communications Services  6.6% - continued
$ 1,150,000 6.484%,  10/23/2045 $ 1,118,914
Comcast Corporation
2,150,000 6.050%,  5/15/2055 2,176,753
2,300,000 5.300%,  6/1/2034 2,347,145
3,650,000 5.300%,  5/15/2035 3,694,198
1,600,000 4.600%,  10/15/2038 1,471,880
1,800,000 4.650%,  7/15/2042 1,583,519
Crown Castle, Inc.
1,800,000 3.800%,  2/15/2028 1,764,327
Meta Platforms, Inc.
1,750,000 4.950%,  5/15/2033 1,782,677
Netflix, Inc.
2,155,000 5.875%,  11/15/2028 2,259,866
1,200,000 6.375%,  5/15/2029 1,285,271
3,700,000 4.875%,  6/15/2030
c
3,769,364
Paramount Global
2,000,000 7.875%,  7/30/2030 2,227,797
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 138,983
5,050,000 8.750%,  3/15/2032 6,099,885
T-Mobile USA, Inc.
3,100,000 3.400%,  10/15/2052 2,067,768
1,200,000 3.500%,  4/15/2031 1,124,934
2,400,000 5.125%,  5/15/2032 2,434,883
1,200,000 3.000%,  2/15/2041 877,911
Verizon Communications, Inc.
1,150,000 5.500%,  2/23/2054
d
1,105,221
1,400,000 4.000%,  3/22/2050 1,068,854
1,493,000 4.780%,  2/15/2035 1,447,144
2,650,000 5.250%,  4/2/2035 2,660,666
1,221,000 5.401%,  7/2/2037
c
1,220,095
2,800,000 3.400%,  3/22/2041 2,158,815
Videotron, Ltd.
2,900,000 3.625%,  6/15/2029
c
2,764,357
Warnermedia Holdings, Inc.
1,940,000 4.054%,  3/15/2029 1,821,544
Total 80,477,274
Consumer Cyclical  6.4%
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 806,479
American Honda Finance
Corporation
1,550,000 5.050%,  7/10/2031 1,573,888
2,100,000 5.150%,  7/9/2032 2,122,025
D.R. Horton, Inc.
2,300,000 5.000%,  10/15/2034 2,273,111
Daimler Trucks Finance North
America, LLC
2,000,000 5.400%,  9/20/2028
c
2,047,198
2,500,000 2.375%,  12/14/2028
c
2,329,034
Expedia Group, Inc.
3,600,000 3.250%,  2/15/2030 3,393,173
Flutter Treasury DAC
850,000 5.875%,  6/4/2031
c,e
855,606
Ford Motor Credit Company, LLC
1,400,000 5.850%,  5/17/2027 1,409,592
2,000,000 6.800%,  5/12/2028 2,064,201
3,100,000 5.303%,  9/6/2029 3,043,428
2,200,000 7.350%,  3/6/2030 2,324,052
General Motors Financial
Company, Inc.
3,100,000 5.750%,  2/8/2031 3,188,545
Principal
Amount Long-Term Fixed Income  97.0% Value
Consumer Cyclical  6.4% - continued
$ 1,800,000 6.400%,  1/9/2033 $ 1,894,706
1,075,000 5.950%,  4/4/2034 1,092,621
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,769,133
Harley-Davidson Financial
Services, Inc.
1,050,000 6.500%,  3/10/2028
c
1,085,542
Home Depot, Inc.
950,000 4.950%,  6/25/2034 957,629
1,820,000 4.250%,  4/1/2046 1,521,078
Hyatt Hotels Corporation
1,658,000 5.750%,  4/23/2030 1,710,981
Hyundai Capital America
2,500,000 1.800%,  1/10/2028
c
2,338,009
4,400,000 6.200%,  9/21/2030
c
4,642,772
Las Vegas Sands Corporation
3,550,000 6.000%,  8/15/2029 3,649,057
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,242,917
3,250,000 2.625%,  4/1/2031 2,920,150
Marriott International, Inc./MD
2,100,000 4.625%,  6/15/2030 2,096,821
1,675,000 5.100%,  4/15/2032 1,694,681
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,529,106
Ralph Lauren Corporation
2,700,000 5.000%,  6/15/2032 2,734,786
Royal Caribbean Cruises, Ltd.
3,100,000 6.250%,  3/15/2032
c
3,181,778
Stellantis Finance US, Inc.
1,500,000 5.350%,  3/17/2028
c
1,508,436
Target Corporation
2,250,000 2.950%,  1/15/2052 1,425,739
1,250,000 4.500%,  9/15/2034 1,211,219
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,651,261
Toyota Motor Credit Corporation
2,650,000 5.350%,  1/9/2035 2,713,619
VICI Properties, LP/VICI Note
Company, Inc.
90,000 4.250%,  12/1/2026
c
89,257
2,425,000 5.750%,  2/1/2027
c
2,450,815
1,200,000 3.750%,  2/15/2027
c
1,179,317
90,000 4.625%,  12/1/2029
c
88,199
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,564,124
Total 77,374,085
Consumer Non-Cyclical  8.7%
Abbott Laboratories
2,000,000 6.000%,  4/1/2039 2,164,793
AbbVie, Inc.
1,875,000 5.400%,  3/15/2054 1,806,777
1,550,000 5.600%,  3/15/2055 1,539,043
950,000 5.050%,  3/15/2034 961,992
1,900,000 4.550%,  3/15/2035 1,835,761
2,900,000 4.300%,  5/14/2036 2,721,731
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 2,900,954
2,100,000 5.250%,  3/2/2033 2,142,070

Income Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Consumer Non-Cyclical  8.7% - continued
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
$ 1,790,000 4.700%,  2/1/2036 $ 1,735,690
Anheuser-Busch InBev Worldwide,
Inc.
1,800,000 4.439%,  10/6/2048 1,521,523
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,436,906
BAT Capital Corporation
2,500,000 6.250%,  8/15/2055 2,525,675
1,500,000 2.259%,  3/25/2028 1,416,615
1,900,000 6.343%,  8/2/2030 2,036,889
1,100,000 5.834%,  2/20/2031 1,151,984
1,600,000 7.750%,  10/19/2032 1,843,930
Bristol-Myers Squibb Company
1,550,000 5.550%,  2/22/2054 1,499,252
850,000 6.250%,  11/15/2053 904,738
Bunge, Ltd. Finance Corporation
2,250,000 5.250%,  4/21/2032
c,d
2,270,504
725,000 4.650%,  9/17/2034 699,805
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
817,245
Constellation Brands, Inc.
1,150,000 4.800%,  1/15/2029 1,158,817
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,067,284
1,850,000 5.550%,  6/1/2031 1,916,397
1,200,000 2.125%,  9/15/2031 1,023,723
2,750,000 5.050%,  3/25/2048 2,366,199
Eli Lilly & Company
1,400,000 5.100%,  2/9/2064 1,285,478
2,100,000 5.500%,  2/12/2055 2,090,093
1,750,000 4.700%,  2/27/2033 1,758,352
HCA, Inc.
3,100,000 5.450%,  4/1/2031 3,186,243
2,600,000 5.500%,  3/1/2032 2,668,457
Imperial Brands Finance plc
2,650,000 5.625%,  7/1/2035
c
2,652,415
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
1,650,000 3.625%,  1/15/2032 1,509,016
900,000 3.000%,  5/15/2032 787,955
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
3,400,000 6.375%,  2/25/2055
c
3,426,724
Kenvue, Inc.
1,150,000 5.000%,  3/22/2030 1,178,304
Keurig Dr Pepper, Inc.
3,000,000 4.600%,  5/15/2030 2,999,253
L'Oreal SA
1,450,000 5.000%,  5/20/2035
c
1,462,554
Mars, Inc.
4,200,000 4.800%,  3/1/2030
c
4,241,702
1,650,000 5.000%,  3/1/2032
c
1,665,192
900,000 5.650%,  5/1/2045
c
893,817
Mattel, Inc.
1,250,000 3.375%,  4/1/2026
c
1,233,127
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,698,592
Principal
Amount Long-Term Fixed Income  97.0% Value
Consumer Non-Cyclical  8.7% - continued
Nestle Holdings, Inc.
$ 2,100,000 4.850%,  3/14/2033
c
$ 2,116,928
PepsiCo, Inc.
1,625,000 5.250%,  7/17/2054 1,563,200
Pfizer Investment Enterprises,
Private Ltd.
833,000 4.750%,  5/19/2033 827,985
Philip Morris International, Inc.
1,750,000 5.500%,  9/7/2030 1,823,756
1,650,000 5.125%,  2/13/2031 1,684,941
2,065,000 5.750%,  11/17/2032 2,167,421
3,000,000 5.250%,  2/13/2034 3,037,394
3,700,000 4.875%,  4/30/2035 3,624,083
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
c
1,629,695
1,450,000 4.985%,  3/8/2034
c
1,471,589
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
728,223
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,089,951
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,434,827
2,400,000 5.300%,  7/5/2034 2,429,658
Total 105,833,222
Energy  5.5%
BP Capital Markets America, Inc.
3,250,000 3.001%,  3/17/2052 2,043,394
BP Capital Markets plc
1,400,000 6.450%,  12/1/2033
b,f
1,449,731
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030 734,430
Cheniere Energy Partners, LP
2,190,000 4.500%,  10/1/2029 2,166,236
1,500,000 4.000%,  3/1/2031 1,432,751
1,350,000 5.950%,  6/30/2033 1,409,171
3,100,000 5.550%,  10/30/2035
c
3,115,629
Cheniere Energy, Inc.
900,000 5.650%,  4/15/2034 915,486
Columbia Pipelines Holding
Company, LLC
4,150,000 5.097%,  10/1/2031
c
4,167,690
Diamondback Energy, Inc.
450,000 5.150%,  1/30/2030 458,183
450,000 5.400%,  4/18/2034 451,065
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,545,341
Energy Transfer, LP
900,000 8.000%,  5/15/2054
b
958,756
1,550,000 6.050%,  9/1/2054 1,487,277
1,000,000 6.500%,  11/15/2026
b,f
1,001,908
2,350,000 3.750%,  5/15/2030 2,252,025
900,000 5.550%,  5/15/2034 907,801
1,550,000 5.700%,  4/1/2035 1,571,684
Enterprise Products Operating,
LLC
900,000
7.573%,  (TSFR3M +
3.248%), 8/16/2077
b
897,048
EOG Resources, Inc.
1,450,000 5.000%,  7/15/2032 1,460,898
EQT Corporation
1,500,000 7.500%,  6/1/2030
c
1,643,745

Income Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Energy  5.5% - continued
Expand Energy Corporation
$ 3,700,000 5.375%,  3/15/2030 $ 3,703,907
1,500,000 4.750%,  2/1/2032 1,456,946
Kinder Morgan, Inc.
1,650,000 5.850%,  6/1/2035 1,703,604
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,762,028
950,000 5.500%,  6/1/2034 950,976
ONEOK, Inc.
4,600,000 6.350%,  1/15/2031 4,901,858
Ovintiv, Inc.
1,150,000 5.650%,  5/15/2028 1,178,678
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,061,892
Plains All American Pipeline, LP/
PAA Finance Corporation
1,800,000 3.800%,  9/15/2030 1,715,470
South Bow USA Infrastructure
Holdings, LLC
1,825,000 5.026%,  10/1/2029
c
1,823,400
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,472,324
775,000 5.500%,  2/15/2035 774,551
TotalEnergies Capital SA
3,500,000 5.488%,  4/5/2054 3,353,112
700,000 5.150%,  4/5/2034 716,294
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,194,221
Venture Global Plaquemines LNG,
LLC
1,200,000 6.500%,  1/15/2034
c
1,234,501
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,180,330
1,800,000 7.500%,  1/15/2031 2,017,799
1,650,000 5.600%,  3/15/2035 1,686,507
1,730,000 4.850%,  3/1/2048 1,482,439
Total 67,441,086
Financials  35.9%
200 Park Funding Trust
1,550,000 5.740%,  2/15/2055
c
1,524,347
ABN AMRO Bank NV
1,500,000 4.988%,  12/3/2028
b,c
1,513,204
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,200,000 6.950%,  3/10/2055
b
1,255,441
2,900,000 6.150%,  9/30/2030 3,076,921
3,150,000 5.375%,  12/15/2031 3,211,533
1,600,000 3.400%,  10/29/2033 1,405,140
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,f
2,864,672
1,500,000 3.000%,  2/1/2030 1,399,485
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
c
1,145,139
1,650,000 6.500%,  7/18/2028
c
1,723,854
Allianz SE
1,000,000 5.600%,  9/3/2054
b,c
1,003,100
Ally Financial, Inc.
2,580,000 5.750%,  11/20/2025 2,583,555
1,200,000 5.737%,  5/15/2029
b
1,222,137
1,250,000 8.000%,  11/1/2031 1,412,159
Principal
Amount Long-Term Fixed Income  97.0% Value
Financials  35.9% - continued
American Express Company
$ 3,600,000 5.085%,  1/30/2031
b
$ 3,676,577
1,150,000 4.918%,  7/20/2033
b
1,153,706
2,000,000 5.284%,  7/26/2035
b
2,026,977
1,400,000 5.667%,  4/25/2036
b
1,452,535
American Homes 4 Rent, LP
1,450,000 2.375%,  7/15/2031 1,259,344
American International Group, Inc.
1,150,000 5.450%,  5/7/2035 1,174,940
Ameriprise Financial, Inc.
4,100,000 5.200%,  4/15/2035 4,109,165
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
b,c
1,313,684
1,500,000 5.898%,  7/10/2034
b,c
1,540,039
Aon North America, Inc.
1,400,000 5.450%,  3/1/2034 1,432,070
Ares Capital Corporation
1,200,000 2.875%,  6/15/2027 1,161,064
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 1,988,302
Aviation Capital Group, LLC
1,875,000 5.125%,  4/10/2030
c
1,888,332
Avolon Holdings Funding, Ltd.
900,000 4.950%,  1/15/2028
c
904,048
2,400,000 5.750%,  11/15/2029
c
2,470,640
2,700,000 4.900%,  10/10/2030
c
2,689,980
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
c
923,400
Banco Santander SA
2,200,000 5.294%,  8/18/2027 2,228,177
800,000 5.439%,  7/15/2031 829,467
Bank of America Corporation
1,175,000 3.974%,  2/7/2030
b
1,155,826
2,030,000 3.194%,  7/23/2030
b
1,931,278
2,100,000 6.250%,  7/26/2030
b,f
2,092,776
1,700,000 5.162%,  1/24/2031
b,d
1,739,257
2,750,000 2.572%,  10/20/2032
b
2,423,573
3,200,000 4.571%,  4/27/2033
b
3,150,398
1,400,000 5.468%,  1/23/2035
b
1,436,763
5,250,000 5.511%,  1/24/2036
b
5,379,795
6,000,000 2.482%,  9/21/2036
b
5,108,478
1,200,000 4.244%,  4/24/2038
b
1,089,170
Bank of Montreal
3,850,000 6.875%,  11/26/2085
b
3,857,700
2,850,000 5.511%,  6/4/2031 2,965,850
Bank of New York Mellon
Corporation
3,100,000 4.942%,  2/11/2031
b
3,157,198
Barclays plc
2,400,000 6.125%,  12/15/2025
b,d,f
2,402,999
2,100,000 4.837%,  9/10/2028
b
2,110,664
850,000 9.625%,  12/15/2029
b,f
960,143
1,400,000 5.367%,  2/25/2031
b
1,430,233
1,900,000 2.645%,  6/24/2031
b
1,721,487
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
750,000 5.250%,  9/10/2029
c
763,290
1,250,000 7.625%,  2/11/2035
b,c
1,284,180
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,541,782
1,050,000 4.250%,  1/15/2049 875,175

Income Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Financials  35.9% - continued
Blackstone Private Credit Fund
$ 1,400,000 7.050%,  9/29/2025 $ 1,404,481
1,550,000 4.950%,  9/26/2027 1,544,167
Blackstone Reg Finance
Company, LLC
2,900,000 5.000%,  12/6/2034 2,867,623
Blackstone Secured Lending Fund
1,075,000 5.875%,  11/15/2027 1,093,679
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,984,676
900,000 6.600%,  9/15/2029 925,495
Blue Owl Technology Finance
Corporation
3,000,000 3.750%,  6/17/2026
c
2,945,104
BNP Paribas SA
1,350,000 8.500%,  8/14/2028
b,c,d,f
1,439,482
1,950,000 4.792%,  5/9/2029
b,c
1,957,223
2,100,000 5.497%,  5/20/2030
b,c
2,156,557
2,000,000 5.786%,  1/13/2033
b,c
2,075,327
BPCE SA
1,250,000 6.612%,  10/19/2027
b,c
1,276,659
2,250,000 5.876%,  1/14/2031
b,c
2,331,616
1,350,000 6.508%,  1/18/2035
b,c
1,413,510
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 943,205
Brown & Brown, Inc.
250,000 6.250%,  6/23/2055 256,155
1,450,000 5.250%,  6/23/2032 1,466,632
Capital One Financial Corporation
4,100,000 6.312%,  6/8/2029
b
4,283,248
2,625,000 6.183%,  1/30/2036
b
2,694,844
Capital One NA
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,565,051
Centene Corporation
3,145,000 3.375%,  2/15/2030 2,831,597
Charles Schwab Corporation
1,450,000 4.000%,  12/1/2030
b,f
1,324,879
Citadel Securities Global Holdings,
LLC
250,000 6.200%,  6/18/2035
c
254,919
Citigroup, Inc.
1,510,000 4.450%,  9/29/2027 1,505,759
2,000,000 4.075%,  4/23/2029
b
1,976,929
2,050,000 5.174%,  2/13/2030
b
2,087,303
2,350,000 6.950%,  2/15/2030
b,f
2,369,040
4,100,000 3.057%,  1/25/2033
b
3,672,508
2,650,000 5.449%,  6/11/2035
b
2,703,892
3,400,000 6.020%,  1/24/2036
b
3,484,429
Citizens Financial Group, Inc.
1,400,000 5.841%,  1/23/2030
b
1,445,645
1,325,000 5.718%,  7/23/2032
b
1,367,048
CME Group, Inc.
2,250,000 4.400%,  3/15/2030 2,250,275
COPT Defense Properties, LP
1,325,000 2.250%,  3/15/2026 1,301,877
Corebridge Financial, Inc.
1,450,000 6.375%,  9/15/2054
b
1,447,678
Corebridge Global Funding
350,000 5.900%,  9/19/2028
c
363,290
1,950,000 5.200%,  6/24/2029
c
1,987,561
Principal
Amount Long-Term Fixed Income  97.0% Value
Financials  35.9% - continued
Cousins Properties, LP
$ 1,000,000 5.375%,  2/15/2032 $ 1,009,488
Credit Suisse Group AG
2,300,000 5.250%,  N/A
*,g
155,250
2,350,000 7.250%,  N/A
*,g
158,625
1,300,000 7.500%,  N/A
*,g
87,750
Deutsche Bank AG/New York, NY
2,850,000 5.373%,  1/10/2029
b
2,897,472
1,950,000 4.999%,  9/11/2030
b
1,966,313
2,750,000 5.297%,  5/9/2031
b
2,795,778
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,102,537
1,300,000 5.700%,  2/15/2055 1,241,288
1,250,000 6.100%,  10/15/2052 1,258,271
1,500,000 4.750%,  2/15/2033 1,478,087
EPR Properties
1,318,000 4.950%,  4/15/2028 1,318,123
Fairfax Financial Holdings, Ltd.
2,350,000 6.100%,  3/15/2055 2,281,582
Fifth Third Bancorp
1,450,000 4.895%,  9/6/2030
b
1,462,726
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,776,070
Fortitude Group Holdings, LLC
2,925,000 6.250%,  4/1/2030
c
2,998,867
Goldman Sachs BDC, Inc.
800,000 6.375%,  3/11/2027 815,518
Goldman Sachs Group, Inc.
1,800,000
7.560%,  (H15T 5Y +
3.224%), 2/10/2026
b,f
1,811,223
2,300,000 4.223%,  5/1/2029
b
2,285,905
4,950,000 5.207%,  1/28/2031
b
5,054,867
3,800,000 3.102%,  2/24/2033
b
3,416,451
2,550,000 5.536%,  1/28/2036
b
2,607,038
High Street Funding Trust III
1,500,000 5.807%,  2/15/2055
c
1,452,251
Highwoods Realty, LP
950,000 4.125%,  3/15/2028 929,496
1,900,000 4.200%,  4/15/2029 1,843,134
HSBC Holdings plc
2,030,000 4.041%,  3/13/2028
b
2,010,591
Huntington Bancshares, Inc./OH
2,750,000 5.709%,  2/2/2035
b
2,813,194
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 934,744
1,250,000 5.450%,  8/15/2030 1,286,455
1,000,000 2.000%,  8/15/2031 848,855
Jane Street Group/JSG Finance,
Inc.
3,850,000 6.750%,  5/1/2033
c
3,940,017
JPMorgan Chase & Company
2,300,000 6.875%,  6/1/2029
b,f
2,403,898
2,350,000 6.500%,  4/1/2030
b,f
2,408,947
2,400,000 4.995%,  7/22/2030
b
2,440,733
1,300,000 5.103%,  4/22/2031
b
1,329,478
1,800,000 2.956%,  5/13/2031
b
1,667,605
800,000 2.580%,  4/22/2032
b
714,136
2,450,000 4.586%,  4/26/2033
b
2,420,802
2,450,000 4.912%,  7/25/2033
b
2,464,779
2,000,000 5.717%,  9/14/2033
b
2,084,068
850,000 5.336%,  1/23/2035
b
869,034
2,900,000 4.946%,  10/22/2035
b
2,867,904

Income Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Financials  35.9% - continued
KeyCorp
$ 1,650,000 6.401%,  3/6/2035
b
$ 1,763,506
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,398,215
850,000 6.250%,  1/15/2036 853,475
Kimco Realty OP, LLC
1,250,000 6.400%,  3/1/2034 1,357,771
Lloyds Banking Group plc
1,500,000 5.985%,  8/7/2027
b
1,519,218
1,425,000 5.087%,  11/26/2028
b
1,440,479
750,000 6.068%,  6/13/2036
b
767,416
LPL Holdings, Inc.
1,400,000 5.150%,  6/15/2030 1,416,075
3,100,000 4.375%,  5/15/2031
c
2,963,992
1,600,000 5.650%,  3/15/2035 1,605,386
Macquarie Airfinance Holdings,
Ltd.
1,650,000 5.200%,  3/27/2028
c
1,665,395
1,075,000 6.400%,  3/26/2029
c
1,117,564
375,000 6.500%,  3/26/2031
c
396,966
Massachusetts Mutual Life
Insurance Company
2,900,000 3.200%,  12/1/2061
c
1,744,295
MetLife, Inc.
1,900,000 6.350%,  3/15/2055
b
1,950,270
Mitsubishi UFJ Financial Group,
Inc.
2,000,000 5.159%,  4/24/2031
b
2,042,000
2,250,000 5.133%,  7/20/2033
b
2,275,362
Mizuho Financial Group, Inc.
1,300,000 5.098%,  5/13/2031
b
1,320,460
1,400,000 1.979%,  9/8/2031
b
1,222,586
Morgan Stanley
950,000 5.449%,  7/20/2029
b
975,128
2,350,000 5.656%,  4/18/2030
b
2,435,143
2,500,000 5.230%,  1/15/2031
b
2,560,921
2,400,000 3.622%,  4/1/2031
b
2,298,823
3,150,000 5.192%,  4/17/2031
b
3,217,734
1,900,000 1.794%,  2/13/2032
b
1,625,284
2,000,000 2.943%,  1/21/2033
b
1,787,229
950,000 4.889%,  7/20/2033
b
950,444
2,900,000 6.342%,  10/18/2033
b
3,142,555
1,100,000 6.627%,  11/1/2034
b
1,213,132
1,400,000 5.466%,  1/18/2035
b
1,434,120
1,850,000 5.587%,  1/18/2036
b
1,898,757
1,100,000 5.664%,  4/17/2036
b
1,134,521
Nationwide Building Society
2,200,000 6.557%,  10/18/2027
b,c
2,247,023
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,354,241
NatWest Group plc
3,850,000 5.115%,  5/23/2031
b
3,908,257
2,900,000 3.032%,  11/28/2035
b
2,616,710
New York Life Insurance Company
2,200,000 3.750%,  5/15/2050
c
1,611,323
Nippon Life Insurance Company
2,000,000 6.500%,  4/30/2055
b,c
2,093,058
Omega Healthcare Investors, Inc.
1,667,000 4.750%,  1/15/2028 1,671,806
1,875,000 3.625%,  10/1/2029 1,778,457
Omnis Funding Trust
1,150,000 6.722%,  5/15/2055
c
1,189,421
Principal
Amount Long-Term Fixed Income  97.0% Value
Financials  35.9% - continued
Phillips Edison Grocery Center
Operating Partnership I, LP
$ 2,950,000 5.250%,  8/15/2032 $ 2,967,107
PNC Financial Services Group,
Inc.
2,700,000 5.222%,  1/29/2031
b
2,770,212
3,000,000 5.068%,  1/24/2034
b
3,009,147
1,900,000 6.875%,  10/20/2034
b
2,122,371
1,450,000 5.373%,  7/21/2036
b
1,465,026
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
72,409
4.780%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
66,205
Prudential Financial, Inc.
1,750,000 3.700%,  10/1/2050
b
1,597,649
Regency Centers, LP
1,750,000 3.700%,  6/15/2030 1,687,633
1,000,000 5.250%,  1/15/2034 1,014,976
1,800,000 5.100%,  1/15/2035 1,798,921
Regions Financial Corporation
1,600,000 5.722%,  6/6/2030
b
1,653,559
1,350,000 5.502%,  9/6/2035
b
1,359,742
RGA Global Funding
3,500,000 6.000%,  11/21/2028
c
3,647,801
900,000 5.500%,  1/11/2031
c
927,208
Royal Bank of Canada
3,700,000 6.750%,  8/24/2085
b
3,740,700
Santander Holdings USA, Inc.
975,000 6.124%,  5/31/2027
b
984,958
Societe Generale SA
2,450,000 10.000%,  11/14/2028
b,c,d,f
2,700,826
3,100,000 5.512%,  5/22/2031
b,c
3,161,684
3,700,000 6.100%,  4/13/2033
b,c
3,856,039
Standard Chartered plc
950,000 5.688%,  5/14/2028
b,c
966,335
State Street Corporation
3,100,000 4.729%,  2/28/2030 3,133,981
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033
d
3,076,364
Synchrony Bank
2,575,000 5.625%,  8/23/2027 2,618,030
Toronto-Dominion Bank
1,750,000 5.146%,  9/10/2034
b
1,759,328
Truist Financial Corporation
1,150,000 5.435%,  1/24/2030
b
1,182,348
4,700,000 5.071%,  5/20/2031
b
4,764,615
U.S. Bancorp
2,150,000 5.775%,  6/12/2029
b
2,225,991
900,000 5.384%,  1/23/2030
b
924,446
2,650,000 5.046%,  2/12/2031
b
2,691,995
900,000 5.678%,  1/23/2035
b
932,639
UBS Group AG
2,400,000 4.875%,  2/12/2027
b,c,f
2,354,372
250,000 3.091%,  5/14/2032
b,c
227,140
3,150,000 6.537%,  8/12/2033
b,c
3,430,115
1,350,000 9.250%,  11/13/2033
b,c,f
1,582,474
1,650,000 7.000%,  2/5/2035
*,b,f
1,650,000
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,282,827
2,150,000 4.950%,  5/15/2062 1,810,978
760,000 4.750%,  7/15/2045 662,938

Income Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Financials  35.9% - continued
$ 1,775,000 4.450%,  12/15/2048 $ 1,449,502
Unum Group
2,650,000 4.046%,  8/15/2041
c
2,095,490
Ventas Realty, LP
1,600,000 5.100%,  7/15/2032 1,617,046
3,200,000 5.000%,  1/15/2035 3,134,632
Wells Fargo & Company
2,500,000 4.970%,  4/23/2029
b
2,529,334
2,150,000 5.198%,  1/23/2030
b
2,195,793
2,550,000 5.244%,  1/24/2031
b
2,610,728
2,750,000 4.478%,  4/4/2031
b
2,734,479
2,450,000 5.150%,  4/23/2031
b
2,500,071
2,700,000 4.897%,  7/25/2033
b
2,697,605
1,900,000 6.491%,  10/23/2034
b
2,077,298
Welltower OP, LLC
1,950,000 5.125%,  7/1/2035 1,943,254
Total 436,208,292
Foreign Government  0.8%
Dominican Republic Government
International Bond
2,300,000 6.000%,  7/19/2028
c
2,340,250
1,875,000 6.000%,  2/22/2033
c
1,860,281
Eagle Funding Luxco SARL
2,850,000 5.500%,  8/17/2030
c,e
2,862,825
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031
d
2,784,591
Total 9,847,947
Mortgage-Backed Securities  2.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
20,768,426 5.500%,  5/1/2055 20,787,501
6,661,293 5.500%,  7/1/2053 6,679,966
Total 27,467,467
Technology  6.4%
Accenture Capital, Inc.
725,000 4.500%,  10/4/2034 701,590
Alphabet, Inc.
2,650,000 5.300%,  5/15/2065 2,573,185
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,153,407
1,750,000 3.950%,  8/8/2052 1,385,406
1,080,000 3.750%,  9/12/2047 847,497
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,024,721
2,400,000 3.137%,  11/15/2035
c
2,014,495
3,950,000 3.187%,  11/15/2036
c
3,259,694
1,800,000 4.926%,  5/15/2037
c
1,739,460
Cisco Systems, Inc.
1,500,000 5.300%,  2/26/2054 1,445,299
Dell International, LLC/EMC
Corporation
2,425,000 4.850%,  2/1/2035 2,343,264
274,000 8.350%,  7/15/2046 348,460
Equinix Europe 2 Financing
Corporation, LLC
2,700,000 5.500%,  6/15/2034 2,752,141
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,823,468
2,500,000 5.600%,  3/2/2033 2,569,669
Principal
Amount Long-Term Fixed Income  97.0% Value
Technology  6.4% - continued
$ 2,800,000 5.150%,  8/12/2034 $ 2,781,594
Foundry JV Holdco, LLC
3,100,000 6.150%,  1/25/2032
c
3,243,143
3,700,000 5.900%,  1/25/2033
c
3,802,216
Global Payments, Inc.
1,300,000 5.400%,  8/15/2032
d
1,316,905
Hewlett Packard Enterprise
Company
1,975,000 5.000%,  10/15/2034 1,915,942
Intel Corporation
2,200,000 4.100%,  5/11/2047 1,598,972
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,109,702
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,267,452
1,950,000 4.550%,  1/15/2035 1,904,929
Microchip Technology, Inc.
900,000 5.050%,  3/15/2029 910,167
Micron Technology, Inc.
3,150,000 6.050%,  11/1/2035 3,278,433
Microsoft Corporation
1,600,000 2.500%,  9/15/2050 966,156
Oracle Corporation
2,700,000 5.550%,  2/6/2053 2,494,466
1,440,000 3.950%,  3/25/2051 1,046,067
1,450,000 5.250%,  2/3/2032 1,480,614
2,700,000 6.250%,  11/9/2032 2,906,409
2,350,000 4.000%,  7/15/2046 1,794,883
Paychex, Inc.
2,650,000 5.350%,  4/15/2032 2,716,336
PayPal Holdings, Inc.
2,300,000 5.150%,  6/1/2034 2,328,531
Roper Technologies, Inc.
2,300,000 4.900%,  10/15/2034 2,258,690
Synopsys, Inc.
2,200,000 5.000%,  4/1/2032 2,222,650
2,925,000 5.150%,  4/1/2035 2,935,383
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 1,923,117
VeriSign, Inc.
2,150,000 5.250%,  6/1/2032 2,173,275
VMware, LLC
1,900,000 2.200%,  8/15/2031 1,644,962
Total 78,002,750
Transportation  2.1%
Air Canada
1,400,000 3.875%,  8/15/2026
c
1,384,977
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
320,000 5.500%,  4/20/2026
c
319,708
2,000,000 5.750%,  4/20/2029
c
1,999,299
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,339,620
1,800,000 4.050%,  6/15/2048 1,440,421
Canadian Pacific Railway
Company
3,080,000 4.700%,  5/1/2048 2,703,461
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,900,000 4.750%,  10/20/2028
c
2,901,782
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
1,986,456

Income Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Transportation  2.1% - continued
FedEx Corporation
$ 1,500,000 3.250%,  5/15/2041
c
$ 1,072,271
Norfolk Southern Corporation
1,750,000 4.450%,  3/1/2033 1,707,471
United Airlines Pass Through Trust
429,662 3.750%,  9/3/2026 424,633
United Airlines, Inc.
2,100,000 4.375%,  4/15/2026
c
2,087,522
3,425,000 4.625%,  4/15/2029
c
3,344,564
United Parcel Service, Inc.
2,600,000 5.950%,  5/14/2055 2,644,434
Total 25,356,619
U.S. Government & Agencies  5.6%
U.S. Treasury Bonds
22,600,000 4.750%,  5/15/2055 22,105,625
12,500,000 4.625%,  2/15/2035 12,771,484
17,500,000 4.375%,  8/15/2043 16,495,801
3,500,000 5.000%,  5/15/2045 3,551,406
U.S. Treasury Notes
5,000,000 3.875%,  6/30/2030 4,982,031
8,000,000 4.125%,  3/31/2032 8,003,438
Total 67,909,785
Utilities  8.5%
AES Corporation
1,200,000 7.600%,  1/15/2055
b
1,212,053
Algonquin Power & Utilities
Corporation
3,500,000 4.750%,  1/18/2082
b
3,397,591
American Electric Power
Company, Inc.
1,925,000 7.050%,  12/15/2054
b
2,009,209
1,250,000 5.625%,  3/1/2033 1,296,329
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,273,981
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 2,002,525
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,180,389
Calpine Corporation
2,850,000 4.500%,  2/15/2028
c
2,819,015
CenterPoint Energy, Inc.
1,225,000 7.000%,  2/15/2055
b
1,278,202
2,250,000 6.700%,  5/15/2055
b
2,279,234
1,750,000 2.950%,  3/1/2030 1,625,892
1,850,000 2.650%,  6/1/2031 1,648,750
Commonwealth Edison Company
950,000 5.650%,  6/1/2054 939,898
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,225,161
2,250,000 4.125%,  5/15/2049 1,771,077
Constellation Energy Generation,
LLC
1,900,000 5.800%,  3/1/2033 2,006,205
Consumers Energy Company
1,150,000 4.600%,  5/30/2029 1,160,367
Dominion Energy, Inc.
1,450,000 6.875%,  2/1/2055
b
1,517,340
1,000,000 4.350%,  1/15/2027
b,f
977,613
Principal
Amount Long-Term Fixed Income  97.0% Value
Utilities  8.5% - continued
DTE Energy Company
$ 1,850,000 5.100%,  3/1/2029 $ 1,882,300
2,600,000 5.200%,  4/1/2030 2,656,709
1,450,000 5.850%,  6/1/2034 1,517,507
Duke Energy Corporation
2,300,000 3.250%,  1/15/2082
b
2,206,285
1,500,000 3.500%,  6/15/2051 1,025,595
2,050,000 5.800%,  6/15/2054 2,003,505
3,000,000 5.000%,  8/15/2052 2,617,907
1,500,000 6.450%,  9/1/2054
b
1,544,429
1,800,000 3.750%,  9/1/2046 1,332,085
Exelon Corporation
1,200,000 4.100%,  3/15/2052 917,207
3,100,000 5.875%,  3/15/2055 3,076,458
FirstEnergy Corporation
2,520,000 3.900%,  7/15/2027 2,488,728
2,200,000 4.850%,  7/15/2047 1,868,626
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,569,972
1,850,000 5.450%,  7/15/2044
c
1,755,189
Florida Power & Light Company
800,000 5.300%,  6/15/2034 821,304
Georgia Power Company
700,000 5.250%,  3/15/2034 711,690
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 980,845
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,171,859
Nevada Power Company
675,000 6.000%,  3/15/2054 678,507
NextEra Energy Capital Holdings,
Inc.
1,950,000 6.750%,  6/15/2054
b
2,034,581
1,850,000 5.300%,  3/15/2032 1,898,812
Niagara Mohawk Power
Corporation
2,450,000 5.996%,  7/3/2055
c
2,449,390
NiSource, Inc.
2,900,000 5.850%,  4/1/2055 2,860,738
950,000 5.200%,  7/1/2029 972,103
1,000,000 5.350%,  7/15/2035 1,003,206
1,080,000 4.375%,  5/15/2047 885,976
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,161,916
Pacific Gas and Electric Company
3,200,000 4.550%,  7/1/2030 3,137,982
PPL Electric Utilities Corporation
1,150,000 4.850%,  2/15/2034 1,143,387
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 973,509
Public Service Enterprise Group,
Inc.
1,750,000 5.200%,  4/1/2029 1,793,982
1,650,000 5.400%,  3/15/2035 1,672,076
San Diego Gas & Electric
Company
1,100,000 5.400%,  4/15/2035 1,121,449
Southern California Edison
Company
1,600,000 5.450%,  3/1/2035 1,593,714

Income Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Utilities  8.5% - continued
Southern Company
$ 2,000,000 5.700%,  10/15/2032 $ 2,096,290
1,300,000 4.000%,  1/15/2051
b
1,292,918
1,350,000 3.750%,  9/15/2051
b
1,328,313
Southern Company Gas Capital
Corporation
2,450,000 4.950%,  9/15/2034 2,423,487
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 966,090
1,800,000 5.000%,  1/15/2034 1,789,172
Vistra Operations Company, LLC
1,550,000 5.050%,  12/30/2026
c
1,552,685
Xcel Energy, Inc.
1,900,000 5.600%,  4/15/2035 1,935,242
Total 103,534,556
Total Long-Term Fixed Income
(cost $1,203,856,974) 1,179,684,213
Shares
Collateral Held for Securities
Loaned 1.2% Value
15,085,497 Thrivent Cash Management Trust 15,085,497
Total Collateral Held for
Securities Loaned
(cost $15,085,497) 15,085,497
Shares Preferred Stock 0.3% Value
Capital Goods  0.3%
60,000 Boeing Company, Convertible,
6.000% 4,242,000
Total 4,242,000
Total Preferred Stock
(cost $3,133,200) 4,242,000
Shares or
Principal
Amount Short-Term Investments 1.4% Value
Federal Home Loan Bank Discount
Notes
300,000 4.195%, 8/1/2025
h,i
299,965
500,000 4.274%, 9/10/2025
h,i
497,591
State Street Institutional U.S.
Government Money Market
Fund
15,870,826 4.250%
h
15,870,826
Total Short-Term Investments
(cost $16,668,452) 16,668,382
Total Investments (cost
$1,238,744,123) 99.9% $1,215,680,092
Other Assets and Liabilities, Net
0.1% 1,100,744
Total Net Assets 100.0% $1,216,780,836
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $239,526,874 or 19.7%
of total net assets.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of July 31, 2025 was $2,051,625 or 0.17% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
July 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  7/9/2018 $ 1,300,000
Credit Suisse Group AG  5/17/2021 2,600,260
Credit Suisse Group AG  8/4/2020 2,300,000
UBS Group AG, 12/29/2049 7/31/2025 1,650,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of July
31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 14,584,584
Total lending $14,584,584
Gross amount payable upon return of
collateral for securities loaned $15,085,497
Net amounts due to counterparty $500,913
Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
Ser. - Series

Income Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 24,585 – 24,585 –
Basic Materials 27,085,246 – 27,085,246 –
Capital Goods 57,841,263 – 57,841,263 –
Collateralized Mortgage Obligations 11,281,456 – 11,281,456 –
Commercial Mortgage-Backed Securities 3,998,580 – 3,998,580 –
Communications Services 80,477,274 – 80,477,274 –
Consumer Cyclical 77,374,085 – 77,374,085 –
Consumer Non-Cyclical 105,833,222 – 105,833,222 –
Energy 67,441,086 – 67,441,086 –
Financials 436,208,292 – 436,208,292 –
Foreign Government 9,847,947 – 9,847,947 –
Mortgage-Backed Securities 27,467,467 – 27,467,467 –
Technology 78,002,750 – 78,002,750 –
Transportation 25,356,619 – 25,356,619 –
U.S. Government & Agencies 67,909,785 – 67,909,785 –
Utilities 103,534,556 – 103,534,556 –
Preferred Stock
Capital Goods 4,242,000 4,242,000 – –
Short-Term Investments 16,668,382 15,870,826 797,556 –
Subtotal Investments in Securities $1,200,594,595 $20,112,826 $1,180,481,769 $–
Other Investments  * Total
Collateral Held for Securities Loaned 15,085,497
Subtotal Other Investments $15,085,497
Total Investments at Value $1,215,680,092
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 406,379 406,379 – –
Total Asset Derivatives $406,379 $406,379 $– $–

Income Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling $797,556 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 120 September 2025 $ 12,975,781 $ 4,844
CBOT U.S. Long Bond 45 September 2025 4,988,800 149,638
Ultra 10-Yr. U.S. Treasury Note 120 September 2025 13,317,479 251,897
Total Futures Long Contracts $ 31,282,060 $ 406,379
Total Futures Contracts $ 31,282,060 $406,379
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $25,282 $140,729 $166,011 $– – –%
Total Affiliated Short-Term Investments 25,282 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,431 120,492 121,838 15,085 15,085 1.2
Total Collateral Held for Securities Loaned 16,431 15,085 1.2
Total Value $41,713 $15,085
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $– $235
Total Income/Non Cash Income from Affiliated Investments $235
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 54
Total Affiliated Income from Securities Loaned, Net $54
Total $– $– $–

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 88.9% Value
Australia  6.0%
6,739 Amotiv, Ltd. $ 37,929
2,645 Ansell, Ltd. 50,638
165,555 APA Group 890,417
185,142 Aurizon Holdings, Ltd. 384,322
29,610 Austal, Ltd.
a
124,260
124,855 Australia and New Zealand
Banking Group, Ltd. 2,450,087
208,320 BHP Group, Ltd. 5,261,161
11,127 BlueScope Steel, Ltd. 168,688
167,042 Brambles, Ltd. 2,555,646
5,499 Breville Group, Ltd. 115,003
32,541 BWP Property Group, Ltd.
a
74,867
16,293 Challenger, Ltd. 85,630
41,384 Charter Hall Retail REIT 102,858
6,441 Codan, Ltd. 86,117
51,604 Commonwealth Bank of Australia 5,858,568
12,871 Computershare, Ltd. 346,479
5,022 Credit Corp Group, Ltd. 49,492
14,641 CSL, Ltd. 2,532,657
48,428 Deterra Royalties, Ltd. 128,236
46,937 Dexus Industria REIT 84,536
335,269 DEXUS Property Group 1,513,606
6,333 Downer EDI, Ltd. 27,926
213,329 Dyno Nobel, Ltd. 401,157
34,267 Endeavour Group, Ltd. 89,734
12,630 Evolution Mining, Ltd. 57,160
547,379 GPT Group 1,783,143
9,605 Helia Group, Ltd. 31,096
112,416 HomeCo Daily Needs REIT 92,409
200 HUB24, Ltd. 13,575
29,854 Inghams Group, Ltd. 66,126
310,031 Insurance Australia Group, Ltd. 1,740,331
27,701 IPH, Ltd. 92,954
19,710 JB Hi-Fi, Ltd. 1,403,784
303,753 Medibank, Private Ltd. 992,786
2,013 Mineral Resources, Ltd.
a
36,359
109,242 Mirvac Group 156,739
81,915 National Australia Bank, Ltd. 2,032,852
28,267 Netwealth Group, Ltd. 674,575
39,322 New Hope Corporation, Ltd. 105,019
90,245 Nickel Industries, Ltd. 42,396
33,419 NRW Holdings, Ltd. 69,005
25,829 Orica, Ltd. 352,722
209,802 Perenti, Ltd. 235,380
96,035 Perseus Mining, Ltd. 200,493
4,437 Pro Medicus, Ltd. 911,157
442,817 QBE Insurance Group, Ltd. 6,568,832
3,144 Ramsay Health Care, Ltd. 77,829
37,069 Region Group 55,476
112,812 Regis Resources, Ltd.
a
294,171
79,759 Reliance Worldwide Corporation,
Ltd. 219,257
49,662 Rio Tinto, Ltd. 3,531,853
6,720 Sims, Ltd. 65,207
9,123 Sonic Healthcare, Ltd. 161,101
43,261 Stanmore Resources, Ltd. 58,592
111,611 Steadfast Group, Ltd. 424,778
11,043 Super Retail Group, Ltd. 108,017
77,662 Technology One, Ltd. 2,031,521
517,938 Telstra Corporation, Ltd. 1,650,707
103,501 Ventia Services Group, Pty. Ltd. 344,636
134,232 Waypoint REIT, Ltd. 216,465
1,685 Wesfarmers, Ltd. 92,169
92,256 Westpac Banking Corporation 1,991,816
Shares Common Stock  88.9% Value
Australia  6.0%  - continued
67,728 Worley, Ltd. $ 576,370
Total 52,978,872
Austria  <0.1%
13,709 ams OSRAM AG
a
180,696
427 Erste Group Bank AG 39,046
2,388 Porr AG 80,284
1,432 Voestalpine AG 39,424
Total 339,450
Belgium  0.5%
5,178 Ackermans & van Haaren NV 1,270,146
2,965 Aedifica SA 218,188
45,152 Anheuser-Busch InBev NV 2,595,911
3,669 Barco NV 57,185
4,055 Bekaert SA 167,015
237 Deme Group NV 35,472
415 Montea NV 30,897
15,036 Umicore SA 237,626
Total 4,612,440
Bermuda  0.3%
25,000 BOE Varitronix, Ltd. 18,845
8,000 Cafe de Coral Holdings, Ltd. 7,370
392 Credicorp, Ltd. 92,904
346 Flow Traders, Ltd.
a
10,363
31,400 Hongkong Land Holdings, Ltd. 189,970
37,000 Jardine Matheson Holdings, Ltd. 2,009,152
10,047 Odfjell Drilling, Ltd. 71,389
71,000 Yue Yuen Industrial Holdings, Ltd. 111,049
Total 2,511,042
Brazil  0.3%
6,400 Allos SA 24,299
7,300 Alupar Investimento SA 38,537
139,100 Ambev SA 311,510
13,400 Banco ABC Brasil SA 52,192
6,610 Banco Bradesco SA ADR 18,310
66,000 Banco do Brasil SA 233,140
25,400 Banco do Estado do Rio Grande
do Sul SA 49,489
7,300 Companhia de Saneamento de
Minas Gerais COPASA MG 33,648
931 Companhia Paranaense de Energia
- COPEL ADR 7,262
16,200 CPFL Energia SA 109,098
30,700 Cury Construtora e Incorporadora
SA 161,133
30,500 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 132,903
30,000 Direcional Engenharia SA 208,356
444 Embraer SA ADR 25,566
6,400 Equatorial Energia SA 38,940
16,974 Gerdau SA ADR 50,243
73,929 Itau Unibanco Holding SA ADR 463,535
55,300 Magazine Luiza SA 69,131
11,200 Metalurgica Gerdau SA 18,702
14,110 Petroleo Brasileiro SA - Petrobras
ADR 179,761
38,700 Telefonica Brasil SA 217,774
17,800 TIM SA/Brazil 65,579
8,500 Tupy SA 24,576

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.9% Value
Brazil  0.3%  - continued
48,742 Vale SA ADR $ 464,511
Total 2,998,195
Cayman Islands  2.0%
23,000 3SBio, Inc.
b
92,982
81,000 AAC Technologies Holdings, Inc. 409,550
140,388 Alibaba Group Holding, Ltd. 2,110,703
63,000 China Hongqiao Group, Ltd. 166,187
202,000 China Mengniu Dairy Company,
Ltd. 420,365
108,000 China Resources Land, Ltd. 396,032
148,000 Consun Pharmaceutical Group,
Ltd. 259,594
813 Futu Holdings, Ltd. ADR 124,942
182,000 Geely Automobile Holdings, Ltd. 408,229
211,500 Greentown China Holdings, Ltd. 266,032
31,783 Hello Group, Inc. ADR 261,574
35,799 JD.com, Inc. 564,262
1,889 JOYY, Inc. ADR 94,828
144,500 Kingboard Holdings, Ltd. 517,618
22,800 Kuaishou Technology
a,b
222,621
25,529 Meituan
a,b
393,850
13,000 NetDragon Websoft Holdings, Ltd. 17,955
8,410 NetEase, Inc. ADR 1,095,823
17,536 NU Holdings, Ltd./Cayman Islands
a
214,290
3,370 PDD Holdings, Inc. ADR
a
382,327
12,200 Pop Mart International Group, Ltd.
b
380,565
673,000 Shui On Land, Ltd. 65,753
76,000 Sino Biopharmaceutical, Ltd. 72,785
69,890 Tencent Holdings, Ltd. 4,893,155
36,000 Tingyi (Cayman Islands) Holding
Corporation 53,217
140,000 VSTECS Holdings, Ltd. 162,024
2,465,500 WH Group, Ltd.
b
2,468,307
6,000 WuXi Biologics (Cayman), Inc.
a,b
24,396
103,000 Xiaomi Corporation
a,b
692,979
84,500 Zhongsheng Group Holdings, Ltd. 142,138
Total 17,375,083
Chile  <0.1%
3,261 Banco de Chile ADR 89,090
2,480 Banco de Credito e Inversiones SA 98,424
1,715 Banco Santander Chile SA ADR 39,462
30,334 Cencosud SA 91,382
371,452 Colbun SA 54,988
Total 373,346
China  1.1%
14,000 Agricultural Bank of China, Ltd.,
Class H 9,172
92,000 Aluminum Corporation of China,
Ltd., Class H 72,714
26,500 Anhui Conch Cement Company,
Ltd., Class H 76,721
20,500 Avary Holding Shenzhen Company,
Ltd. 150,248
521,000 BAIC Motor Corporation, Ltd.
a,b
142,314
230,500 Bank of Beijing Company, Ltd. 206,632
120,000 Bank of Communications Company,
Ltd., Class H 108,104
172,600 BOE Technology Group Company,
Ltd. 96,793
13,500 BYD Company, Ltd., Class H 197,111
190,700 Changjiang Securities Company,
Ltd. 194,890
Shares Common Stock  88.9% Value
China  1.1%  - continued
570,000 China Construction Bank
Corporation, Class H $ 582,998
68,000 China Life Insurance Company,
Ltd. 196,426
38,000 China National Building Material
Company, Ltd. 22,608
30,000 China Southern Airlines Company,
Ltd.
a
23,606
226,500 China Tower Corporation, Ltd.
b
316,945
746,900 China United Network
Communications, Ltd. 555,542
4,500 CITIC Securities Company, Ltd.,
Class A 18,108
61,500 CITIC Securities Company, Ltd.,
Class H 216,086
55,000 COSCO SHIPPING Holdings
Company, Ltd., Class H 100,537
99,000 Gree Electric Appliances, Inc. of
Zhuhai 627,238
25,500 Guosen Securities Company, Ltd. 46,932
37,600 Haier Smart Home Company, Ltd.,
Class H 118,454
500 Huatai Securities Company, Ltd.,
Class A 1,390
97,600 Huatai Securities Company, Ltd.,
Class H
b
224,634
144,700 Huaxia Bank Company, Ltd. 159,813
17,700 HUAYU Automotive Systems
Company, Ltd. 43,155
27,900 Industrial and Commercial Bank of
China, Ltd., Class A 29,313
846,000 Industrial and Commercial Bank of
China, Ltd., Class H 648,227
90,800 Inner Mongolia Yili Industrial Group
Company, Ltd. 345,652
6,200 Legend Holdings Corporation
a,b
7,865
102,000 Lenovo Group, Ltd. 130,790
1,200 Midea Group Company, Ltd. 11,684
32,800 New China Life Insurance
Company, Ltd. 209,884
743,000 People's Insurance Company
(Group) of China, Ltd., Class H 570,823
38,000 PICC Property and Casualty
Company, Ltd. 78,872
4,900 Ping An Insurance (Group)
Company of China, Ltd., Class A 39,908
129,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 885,632
189,700 SAIC Motor Corporation, Ltd. 451,862
208,000 SDIC Capital Company, Ltd. 218,154
211,600 Shandong Weigao Group Medical
Polymer Company, Ltd. 186,262
91,200 Sinopharm Group Company, Ltd. 219,211
87,000 Tong Ren Tang Technologies
Company, Ltd. 58,344
29,205 Vipshop Holdings, Ltd. ADR 440,703
400 WuXi AppTec Company, Ltd., Class
A 5,314
33,300 WuXi AppTec Company, Ltd., Class
H
b
444,196
21,000 Xinhua Winshare Publishing and
Media Company, Ltd. 31,421
50,000 Zhejiang Expressway Company,
Ltd. 47,640
60,200 Zhejiang Longsheng Group
Company, Ltd. 88,493

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.9% Value
China  1.1%  - continued
34,600 ZTE Corporation, Class H $ 109,170
Total 9,768,591
Colombia  0.1%
5,597 Grupo Cibest SA 72,206
9,135 Grupo Cibest SA ADR 396,642
Total 468,848
Cyprus  <0.1%
9,845 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic  <0.1%
812 CEZ AS 47,047
2,103 Komercni Banka AS 100,178
10,040 Moneta Money Bank AS
b
69,834
39 Philip Morris CR 31,469
Total 248,528
Denmark  1.4%
1,605 A.P. Moller - Maersk AS, Class B 3,169,492
4,565 ALK-Abello AS
a
132,448
2,421 ChemoMetec AS 186,856
10,266 Danske Bank AS 407,267
2,103 FLSmidth & Company AS 123,712
6,584 Genmab AS
a
1,417,518
40,527 H Lundbeck AS, Class B 211,136
3,971 NKT AS
a
349,340
109,099 Novo Nordisk AS 5,073,977
1,238 Pandora AS 204,389
4,092 Per Aarsleff Holding AS 440,696
1,416 Royal Unibrew AS 106,123
9,863 Scandinavian Tobacco Group AS
b
129,230
2,439 Sydbank AS 180,699
Total 12,132,883
Egypt  <0.1%
8,510 Commercial International Bank
Egypt SAE GDR 16,267
Total 16,267
Finland  0.4%
163,519 Fortum Oyj 2,999,879
3,535 Huhtamaki Oyj 121,673
4,179 Kalmar Oyj 188,590
3,944 Kemira Oyj 83,934
13,809 Kojamo Oyj
a
175,554
891 Konecranes Oyj 74,249
Total 3,643,879
France  7.4%
28,580 Air Liquide SA 5,622,735
148,444 AXA SA 7,209,812
93,864 BNP Paribas SA 8,558,364
13,050 Clariane SE
a
67,660
16,044 Compagnie de Saint-Gobain SA 1,840,523
322,002 Credit Agricole SA 5,926,301
25,022 Danone SA 2,047,725
203 Eiffage SA 27,250
367,626 Engie SA 8,263,590
771 Exosens SAS 36,016
22,989 FORVIA SE
a
292,265
533 Gaztransport Et Technigaz SA 100,250
3,115 Gecina SA 306,120
Shares Common Stock  88.9% Value
France  7.4%  - continued
1,063 Hermes International SCA $ 2,599,557
5,714 ICADE 135,797
10,966 Ipsos SA 492,400
13,792 Legrand SA 2,037,174
6,129 LVMH Moet Hennessy Louis Vuitton
SE 3,290,123
10,712 Mercialys SA 132,440
740 Quadient SA 13,603
4,375 Renault SA 161,879
17,628 Safran SA 5,812,862
34,022 Schneider Electric SE 8,804,676
2,629 SCOR SE 85,645
657 Sopra Steria Group 141,562
3,766 SPIE SA 221,635
8,783 Technip Energies NV 379,262
6,019 Valeo SE 65,484
538 Vicat SA 34,843
4,214 Wendel SA 394,876
Total 65,102,429
Germany  7.7%
2,977 Adidas AG 568,992
32,371 Allianz SE 12,792,317
7,226 CECONOMY AG
a
36,511
143 Cewe Stiftung & Company KGaA 16,376
86 Dermapharm Holding SE 3,294
8,221 Deutsche Bank AG 270,772
35,071 Deutsche Boerse AG 10,149,113
183,430 Deutsche Telekom AG 6,578,891
2,685 Duerr AG 69,012
77,805 E.ON SE 1,419,417
868 Eckert & Ziegler SE 66,031
1,259 Freenet AG 40,833
16,046 Fresenius Medical Care AG 813,877
1,275 FUCHS SE 58,345
17,581 Heidelberg Materials AG 4,055,847
370 HENSOLDT AG 40,578
1,250 Hornbach Holding AG & Company
KGaA 146,980
2,405 Hugo Boss AG 112,008
824 IONOS Group SE
a
39,079
2,770 Jenoptik AG 58,702
7,018 Jungheinrich AG 269,057
771 KION Group AG 47,397
1,419 Krones AG 210,120
10,258 LANXESS AG 281,705
1,670 LEG Immobilien SE 132,554
8,820 Muenchener Rueckversicherungs-
Gesellschaft AG 5,774,202
1,716 Rheinmetall AG 3,396,821
8,124 SAF-Holland SE 146,550
39,478 SAP SE 11,288,971
9,844 Scout24 SE
b
1,315,570
12,929 Siemens AG 3,293,062
32,906 Siemens Energy AG
a
3,809,819
3,102 Stabilus SE 88,925
3,219 SUSS MicroTec SE 116,688
7,209 TAG Immobilien AG 115,907
5,152 TeamViewer SE
b
52,689
8,572 ThyssenKrupp AG 99,222
18,176 TUI AG
a
163,985
1,363 Wacker Neuson SE 35,656
Total 67,975,875

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.9% Value
Greece  0.1%
1,283 Aegean Airlines SA $ 18,449
30,042 Eurobank Ergasias Services and
Holdings SA 110,265
9,945 HELLENiQ ENERGY Holdings SA 87,446
7,993 National Bank of Greece SA 111,491
5,058 OPAP SA 113,481
Total 441,132
Hong Kong  1.2%
67,000 China Overseas Grand Oceans
Group, Ltd. 16,536
97,400 China Taiping Insurance Holdings
Company, Ltd. 216,423
694,500 CK Hutchison Holdings, Ltd. 4,520,503
82,000 Guangdong Investment, Ltd. 72,988
26,000 Henderson Land Development
Company, Ltd. 90,981
184,000 Hysan Development Company, Ltd. 366,133
605,700 Link REIT 3,374,812
153,500 Sun Hung Kai Properties, Ltd. 1,823,192
58,000 United Laboratories International
Holdings, Ltd. 108,724
18,600 VTech Holdings, Ltd. 137,826
Total 10,728,118
Hungary  0.1%
30,584 MOL Hungarian Oil & Gas plc 265,730
5,381 OTP Bank Nyrt 436,646
1,696 Richter Gedeon Nyrt 50,906
Total 753,282
India  1.6%
1,816 Aditya Birla Sun Life Asset
Management Company, Ltd. 17,683
164,934 Bharat Petroleum Corporation, Ltd. 616,348
54,766 Bharti Airtel, Ltd. 1,192,209
3,291 Ceat, Ltd. 124,083
55,621 Chambal Fertilisers and Chemicals,
Ltd. 325,036
37,100 Cipla, Ltd. 655,194
2,393 Coromandel International, Ltd. 73,175
2,141 Eicher Motors, Ltd. 133,219
11,597 HCL Technologies, Ltd. 193,323
11,917 HDFC Asset Management
Company, Ltd.
b
765,874
46,846 HDFC Bank, Ltd. 1,075,037
12,922 HDFC Life Insurance Company,
Ltd.
b
111,028
1,824 Hero MotoCorp, Ltd. 88,360
88,745 Hindalco Industries, Ltd. 687,030
1,219 Hindustan Aeronautics, Ltd. 62,737
125,058 Hindustan Petroleum Corporation,
Ltd. 593,755
23,115 ICICI Bank, Ltd. ADR 778,975
63,151 Indian Oil Corporation, Ltd.
a
104,328
39,857 Infosys, Ltd. ADR 666,409
3,744 InterGlobe Aviation, Ltd.
a,b
251,254
14,463 Jindal Saw, Ltd. 34,679
4,066 JK Tyre & Industries, Ltd. 15,482
21,416 JSW Steel, Ltd. 255,467
3,024 Kotak Mahindra Bank, Ltd. 68,132
1,437 Larsen & Toubro, Ltd. 59,428
12,270 LT Foods, Ltd. 67,694
1,829 LTIMindtree, Ltd.
b
105,800
7,517 Lupin, Ltd. 164,301
Shares Common Stock  88.9% Value
India  1.6%  - continued
5,458 Mahindra & Mahindra, Ltd. $ 198,827
2,816 Maruti Suzuki India, Ltd. 403,924
251 MRF, Ltd. 422,361
3,548 Nava, Ltd. 25,388
15,414 NLC India, Ltd. 42,310
243,558 NMDC, Ltd. 195,759
4,910 Oberoi Realty, Ltd. 90,896
3,929 Orient Cement, Ltd. 11,072
871 Page Industries, Ltd. 484,261
32,367 Paradeep Phosphates, Ltd.
b
79,069
3,498 Persistent Systems, Ltd. 204,427
1,474 Pidilite Industries, Ltd. 48,199
34,581 Reliance Industries, Ltd. 546,120
2,940 SBI Life Insurance Company, Ltd.
b
61,506
8,167 State Bank of India 73,997
13,739 Tata Consultancy Services, Ltd. 473,809
42,385 Tata Motors, Ltd. 320,374
154,201 Tata Steel, Ltd. 276,919
30,413 Tech Mahindra, Ltd. 504,554
1,482 UltraTech Cement, Ltd. 206,345
5,095 United Spirits, Ltd. 77,789
65,295 Wipro, Ltd. ADR 177,602
4,576 Zydus Lifesciences, Ltd. 50,394
Total 14,261,942
Ireland  0.3%
204,401 AIB Group plc 1,612,450
41,163 Bank of Ireland Group plc 551,996
Total 2,164,446
Isle of Man  <0.1%
18,096 Entain plc 243,007
Total 243,007
Israel  1.1%
51,317 Bank Hapoalim BM 962,352
86,411 Bank Leumi Le-Israel BM 1,598,498
214 Blue Square Real Estate, Ltd. 24,465
19,780 Check Point Software Technologies,
Ltd.
a
3,683,036
2,742 Clal Insurance Enterprises
Holdings, Ltd. 131,463
1,298 Delek Group, Ltd. 263,606
597 FIBI Holdings, Ltd. 43,437
373 First International Bank of Israel,
Ltd. 25,908
1,468 Fiverr International, Ltd.
a
32,414
681 Hilan, Ltd. 55,635
680 Israel Corporation, Ltd. 210,771
6,397 Ituran Location and Control, Ltd. 252,681
2,123 Matrix IT, Ltd. 78,034
300 Mizrahi Tefahot Bank, Ltd. 18,532
356 NICE, Ltd.
a
55,576
381 Nova, Ltd.
a
101,601
1,622 Oddity Tech, Ltd.
a
113,654
220,767 Oil Refineries, Ltd. 57,753
4,494 One Software Technologies, Ltd. 116,109
22,165 Plus500, Ltd. 983,722
9,024 REIT 1, Ltd. 59,167
7,086 Shufersal, Ltd. 85,668
4,720 Tower Semiconductor, Ltd.
a
219,017
Total 9,173,099
Italy  3.4%
13,482 ACEA SPA 299,197

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.9% Value
Italy  3.4%  - continued
4,505 Azimut Holding SPA $ 153,136
4,776 Banca IFIS SPA 132,269
862,278 Banca Monte dei Paschi di Siena
SPA 7,340,946
1,872 Brunello Cucinelli SPA 209,932
38,448 Buzzi SPA 2,007,742
2,799 Credito Emiliano SPA 42,429
46,046 Enel SPA 406,047
27,787 Eni SPA 474,251
168,393 Generali 6,282,043
423,924 Italgas SPA 3,517,458
12,405 Leonardo SPA 668,669
26,491 Lottomatica Group SPA 714,674
73,938 OVS SPA
b
306,079
192,606 Pirelli & C. SPA
b
1,298,430
54,821 Recordati SPA 3,144,192
357 Reply SPA 55,918
4,440 Technogym SPA
b
68,506
21,462 UniCredit SPA 1,579,043
33,029 Unipol Assicurazioni SPA 662,487
Total 29,363,448
Japan  18.1%
32,400 Advantest Corporation 2,154,572
4,700 Ain Holdings, Inc. 180,902
1,300 Alfresa Holdings Corporation 18,871
9,600 ALSOK Company, Ltd. 66,870
148,300 Amada Company, Ltd. 1,672,220
1,400 Amano Corporation 39,065
4,400 Anycolor, Inc. 137,117
9,100 AOKI Holdings, Inc. 103,435
16,000 Arcs Company, Ltd. 321,946
3,600 Artience Company, Ltd. 76,234
6,900 Asics Corporation 162,214
2,100 Autobacs Seven Company, Ltd. 20,488
16,600 Bandai Namco Holdings, Inc. 536,793
15,700 BayCurrent, Inc. 901,495
3,100 BIPROGY, Inc. 125,008
2,700 BML, Inc. 62,703
6,900 Bridgestone Corporation 279,106
42,700 Brother Industries, Ltd. 726,577
4,900 Canon Electronics, Inc. 82,790
6,300 Central Glass Company, Ltd. 136,084
4,400 Chudenko Corporation 106,784
14,800 Chugai Pharmaceutical Company,
Ltd. 709,467
13,300 COMSYS Holdings Corporation 304,901
3,700 Cosmo Energy Holdings Company,
Ltd. 164,216
4,100 Cover Corporation
a
57,932
68,200 Dai Nippon Printing Company, Ltd. 1,050,244
78,900 Dai-ichi Mutual Life Insurance
Company, Ltd. 624,271
99 Daiwa House REIT Investment
Corporation 165,560
310,000 Daiwa Securities Group, Inc. 2,158,176
38,100 Denso Corporation 516,919
2,300 DISCO Corporation 679,711
5,000 Doshisha Company, Ltd. 83,404
11,200 Doutor Nichires Holdings
Company, Ltd. 186,035
7,700 DTS Corporation 255,470
1,200 Ebara Corporation 21,913
54,800 Eneos Holdings, Inc. 287,625
3,900 F.C.C. Company, Ltd. 78,281
Shares Common Stock  88.9% Value
Japan  18.1%  - continued
5,300 Fast Retailing Company, Ltd. $ 1,616,658
7,000 Ferrotec Corporation 167,891
3,600 Financial Partners Group Company,
Ltd. 57,801
18,600 FUJIFILM Holdings NPV 385,805
1,500 Fujitsu, Ltd. 32,676
4,500 Fuyo General Lease Company, Ltd. 121,557
5,700 Glory, Ltd. 146,569
4,100 Gunze, Ltd. 103,884
35,100 Hachijuni Bank, Ltd. 315,783
3,400 Hanwa Company, Ltd. 136,967
35,300 Heiwa Corporation 489,065
127,800 Hitachi, Ltd. 3,910,763
318,500 Honda Motor Company, Ltd. 3,297,400
14 Hoshino Resorts REIT, Inc. 24,289
25,000 Hoya Corporation 3,154,070
10,100 Hyakugo Bank, Ltd. 49,956
31 Ichigo Office REIT Investment
Corporation 19,634
4,300 Iida Group Holdings Company, Ltd. 60,311
49,700 Inaba Denki Sangyo Company, Ltd. 1,303,357
21,900 INFRONEER Holdings, Inc. 185,078
34,100 ITOCHU Corporation 1,788,634
1,400 Jaccs Company, Ltd. 37,958
97 Japan Metropolitan Fund
Investment Corporation 70,550
2,800 Japan Petroleum Exploration
Company, Ltd. 20,335
52,800 Japan Post Bank Company, Ltd. 589,316
306,600 Japan Post Holdings Company,
Ltd. 2,839,322
11,800 Japan Post Insurance Company,
Ltd. 302,134
93,100 Japan Tobacco, Inc. 2,658,902
4,300 Juroku Financial Group, Inc. 148,297
1,400 Kakaku.com, Inc. 23,795
1,100 Kaken Pharmaceutical Company,
Ltd. 28,665
12,100 Kamigumi Company, Ltd. 340,052
11,000 Kanematsu Corporation 206,670
209,700 KDDI Corporation 3,441,516
184 KDX Realty Investment Corporation 197,738
15,300 Keiyo Bank, Ltd. 114,964
6,100 Keyence Corporation 2,206,562
2,500 Kokusai Electric Corporation 55,178
26,400 Kokuyo Company, Ltd. 155,542
34,900 Komatsu, Ltd. 1,124,405
2,900 KOSE Corporation 111,293
8,400 Kumagai Gumi Company, Ltd. 249,892
2,100 Kuraray Company, Ltd. 25,963
258,800 Kyocera Corporation 3,054,972
49,500 Kyoei Steel, Ltd. 711,310
9,500 KYORIN Pharmaceutical Company,
Ltd. 95,463
18,400 Lintec Corporation 368,934
7,700 Makita Corporation 238,378
1,000 Maruha Nichiro Corporation 20,769
10,700 Maruichi Steel Tube, Ltd. 258,677
200 Maruwa Company, Ltd./Aichi 60,284
15,500 Matsui Securities Company, Ltd. 75,762
2,700 Mazda Motor Corporation 16,191
18,500 Medipal Holdings Corporation 306,315
37,500 MEITEC Group Holdings, Inc. 784,410
21,100 MIRAIT ONE Corporation 377,539
1,100 Mitsubishi Chemical Group
Corporation 5,991

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.9% Value
Japan  18.1%  - continued
232,600 Mitsubishi Corporation $ 4,587,661
34,200 Mitsubishi Electric Corporation 769,235
10,400 Mitsubishi Gas Chemical Company,
Inc. 179,661
151,300 Mitsubishi HC Capital, Inc. 1,118,354
55,400 Mitsubishi Heavy Industries, Ltd. 1,322,752
14,000 Mitsubishi Logistics Corporation 119,678
543,000 Mitsubishi UFJ Financial Group,
Inc. 7,484,043
85,500 Mitsui & Company, Ltd. 1,740,493
1,900 Mitsui DM Sugar Company, Ltd. 38,930
152,000 Mizuho Financial Group, Inc. 4,458,413
3,700 Mizuho Leasing Company, Ltd. 28,420
7,100 MonotaRO Company, Ltd. 126,429
65,200 Murata Manufacturing Company,
Ltd. 970,442
2,400 Nagase & Company, Ltd. 47,298
2,200 Nanto Bank, Ltd. 65,981
60,400 NEC Corporation 1,734,440
41,100 NGK Insulators, Ltd. 520,336
21,800 Nintendo Company, Ltd. 1,822,021
9,000 Nippon Electric Glass Company,
Ltd. 240,897
2,600 Nippon Express Holdings, Inc. 57,114
1,100 Nippon Shinyaku Company, Ltd. 23,684
14,600 Nippon Shokubai Company, Ltd. 165,987
6,600 Nippon Steel Corporation 127,103
37,300 Nippon Yusen Kabushiki Kaisha 1,308,104
4,200 Nishimatsu Construction Company,
Ltd. 139,670
800 Nishio Holdings Company, Ltd. 22,329
578,700 Nissan Motor Company, Ltd.
a
1,227,018
4,300 Nisshin Oillio Group, Ltd. 146,206
900 Nitta Corporation 24,595
700 Nitto Denko Corporation 14,486
23,600 Nitto Kogyo Corporation 521,480
700 Noevir Holdings Company, Ltd. 21,342
1,800 Nojima Corporation 41,148
147,200 Nomura Holdings, Inc. 972,447
31,000 Nomura Real Estate Holdings, Inc. 171,790
6,000 Noritsu Koki Company, Ltd. 62,734
17,900 North Pacific Bank, Ltd. 77,021
17,000 NS Solutions Corporation 398,725
13,500 NSD Company, Ltd. 322,894
23,400 NSK, Ltd. 111,982
3,802,300 NTT, Inc. 3,839,797
1,700 OBIC Business Consultants
Company, Ltd. 98,047
6,400 Ogaki Kyoritsu Bank, Ltd. 120,536
12,100 Ohsho Food Service Corporation 299,366
2,800 Oiles Corporation 39,808
6,200 Okamura Corporation 97,727
164,900 Ono Pharmaceutical Company, Ltd. 1,844,040
1,000 PAL GROUP Holdings Company,
Ltd. 32,720
251,200 Panasonic Holdings Corporation 2,376,181
5,200 PeptiDream, Inc.
a
57,624
3,100 Plus Alpha Consulting Company,
Ltd. 46,628
5,000 Raito Kogyo Company, Ltd. 103,310
1,400 RAIZNEXT Corporation 17,342
13,600 Rakuten Bank, Ltd.
a
633,512
74,716 Recruit Holdings Company, Ltd. 4,432,987
2,700 Restar Corporation 48,488
1,100 Riken Vitamin Company, Ltd. 20,991
Shares Common Stock  88.9% Value
Japan  18.1%  - continued
13,900 Rohto Pharmaceutical Company,
Ltd. $ 198,410
5,200 Rorze Corporation 69,922
3,500 Sanki Engineering Company, Ltd. 102,980
11,900 Sankyo Company, Ltd. 222,058
37,100 Sanrio Company, Ltd. 1,522,294
8,600 Sanyo Chemical Industries, Ltd. 225,378
27,700 SBI Holdings, Inc. 1,028,996
300 SCREEN Holdings Company, Ltd. 23,403
50,000 SCSK Corporation 1,555,746
43,200 Secom Company, Ltd. 1,551,452
4,600 Sega Sammy Holdings, Inc. 94,034
101,200 Seiko Epson Corporation 1,284,057
132,200 Sekisui House, Ltd. 2,773,136
19,200 Shin-Etsu Chemical Company, Ltd. 552,517
5,200 ShinMaywa Industries, Ltd. 62,761
21,800 Ship Healthcare Holdings, Inc. 304,201
6,200 Shizuoka Financial Group, Inc. 73,335
27,900 SKY Perfect JSAT Holdings, Inc. 264,220
4,500 Socionext, Inc. 84,802
446,500 SoftBank Corporation 645,120
8,900 SoftBank Group Corporation 679,595
48,100 Sojitz Corporation 1,144,773
124,500 Sompo Holdings, Inc. 3,671,138
291,900 Sony Group Corporation 7,021,163
382 Star Asia Investment Corporation 148,361
3,900 Starts Corporation, Inc. 117,926
34,900 Subaru Corporation 642,014
3,500 Sumco Corporation 27,373
126,500 Sumitomo Corporation 3,233,312
7,100 Sumitomo Electric Industries, Ltd. 176,184
26,700 Sumitomo Forestry Company, Ltd. 268,219
113,300 Sumitomo Mitsui Financial Group,
Inc. 2,858,175
13,200 Sumitomo Mitsui Trust Group, Inc. 346,035
8,500 Suzuken Company, Ltd./Aichi
Japan 321,276
61,400 Systena Corporation 162,647
2,600 Taikisha, Ltd. 46,583
3,900 Taisei Corporation 233,196
19,000 Taiyo Holdings Company, Ltd. 825,116
4,000 Taiyo Yuden Company, Ltd. 74,733
9,000 Takamatsu Construction Group
Company, Ltd. 183,490
114,400 Takeda Pharmaceutical Company,
Ltd. 3,142,544
3,600 TechMatrix Corporation 51,215
49,700 Terumo Corporation 842,776
1,500 THK Company, Ltd. 42,163
68,000 Timee, Inc.
a
906,219
43,200 Toagosei Company, Ltd. 423,474
1,600 Toho Holdings Company, Ltd. 53,996
3,000 Tokai Corporation/Gifu 41,862
74,300 Tokai Tokyo Financial Holdings, Inc. 267,849
54,500 Tokio Marine Holdings, Inc. 2,188,334
13,300 Tokyo Electron, Ltd. 2,114,419
600 Tokyo Seimitsu Company, Ltd. 37,326
2,000 Tokyo Tatemono Company, Ltd. 33,470
22,000 Tokyu Construction Company, Ltd. 151,143
8,400 Tokyu Fudosan Holdings
Corporation 59,234
38,200 TOPPAN Holdings, Inc. 1,029,423
30,200 Tosoh Corporation 454,644
6,100 Totetsu Kogyo Company, Ltd. 168,806
1,300 Toyo Suisan Kaisha, Ltd. 83,055
353,900 Toyota Motor Corporation 6,295,035

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.9% Value
Japan  18.1%  - continued
3,400 Trial Holdings, Inc. $ 52,858
10,100 TS Tech Company, Ltd. 121,273
84,200 Tsubakimoto Chain Company 1,181,817
64,700 TV Asahi Holdings Corporation 1,215,687
13,600 UBE Corporation 208,187
49,900 Unicharm Corporation 345,166
10,300 USS Company, Ltd. 111,950
3,100 UT Group Company, Ltd. 52,334
4,200 Valor Holdings Company, Ltd. 74,176
96,300 Yamada Holdings Company, Ltd. 293,496
7,000 Yamazen Corporation 62,046
16,000 Yokogawa Bridge Holdings
Corporation 283,611
16,700 Yuasa Trading Company, Ltd. 518,852
Total 159,118,609
Jersey  0.2%
90,649 Glencore plc 363,806
119,608 Man Group plc 259,759
178,098 TP ICAP Group plc 718,947
Total 1,342,512
Kuwait  0.1%
40,011 Burgan Bank SAK 32,622
10,859 HumanSoft Holding Company
KSCC 85,090
94,341 Kuwait Finance House KSCP 248,422
73,479 National Bank of Kuwait KSC 251,502
Total 617,636
Luxembourg  0.1%
59,430 Aroundtown SA
a
214,311
26,410 Grand City Properties SA
a
332,979
2,954 Millicom International Cellular SA 118,603
1,247 RTL Group SA 49,153
Total 715,046
Malaysia  <0.1%
32,100 Hong Leong Bank Bhd 142,704
65,600 Public Bank Bhd 64,607
134,400 Sime Darby Property Bhd 46,578
30,707 Sports Toto Bhd 9,849
57,500 Sunway Construction Group Bhd 70,318
Total 334,056
Mexico  0.1%
5,500 Arca Continental SAB de CV 57,341
9,400 Cemex SAB de CV ADR 81,780
1,035 Coca-Cola FEMSA SAB de CV ADR 85,946
84,300 Fibra Uno Administracion SA de CV 119,803
21,930 Grupo Financiero Banorte SAB de
CV ADR 195,307
15,700 Grupo Mexico SAB de CV 97,945
4,300 Industrias Penoles SAB de CV
a
112,930
34,700 Megacable Holdings SAB de CV 95,722
Total 846,774
Netherlands  5.0%
4,797 Aalberts NV 153,323
22,167 ABN AMRO Bank NV
b
640,814
16,638 AerCap Holdings NV 1,784,425
16,564 Airbus SE 3,330,280
11,545 ASML Holding NV 8,001,541
16,577 Cementir Holding NV 246,268
Shares Common Stock  88.9% Value
Netherlands  5.0%  - continued
363 COSMO Pharmaceuticals NV $ 26,040
6,277 Euronext NV
b
1,011,785
15,179 Ferrari NV 6,656,113
30,528 Ferrovial SE 1,564,957
3,161 JBS NV 43,622
189,888 Koninklijke Ahold Delhaize NV 7,499,907
21,470 Koninklijke BAM Groep NV 187,439
24,207 Koninklijke Vopak NV 1,156,394
266,515 MFE-MediaForEurope NV 844,640
36,787 NN Group NV 2,477,080
82,623 Prosus NV 4,719,909
62,108 SBM Offshore NV 1,619,732
11,549 Wereldhave NV 236,388
8,228 Wolters Kluwer NV 1,281,586
Total 43,482,243
New Zealand  <0.1%
29,758 Contact Energy, Ltd. 159,484
3,794 EBOS Group, Ltd. 91,414
Total 250,898
Norway  0.9%
167,878 DNB Bank ASA 4,247,271
50,106 DNO International ASA 68,425
5,839 Europris ASA
b
54,695
91,161 Kongsberg Gruppen ASA 2,724,176
2,561 Nordic Semiconductor ASA
a
34,817
1,555 Sparebank 1 Oestlandet 28,978
4,471 SpareBank 1 SMN 83,077
46,611 Storebrand ASA 661,890
5,233 Yara International ASA 193,449
Total 8,096,778
Philippines  <0.1%
38,600 DigiPlus Interactive Corporation 16,675
Total 16,675
Poland  0.2%
3,992 Asseco Poland SA 215,370
5,449 Bank Millennium SA
a
21,192
3,895 Bank Polska Kasa Opieki SA 211,512
10,304 Orlen SA 229,455
41,601 PGE Polska Grupa Energetyczna
SA
a
133,945
15,718 Powszechna Kasa Oszczednosci
Bank Polski SA 344,169
25,359 Powszechny Zaklad Ubezpieczen
SA 425,042
15,853 Tauron Polska Energia SA
a
35,166
Total 1,615,851
Portugal  0.1%
29,346 Banco Comercial Portugues SA 24,097
46,623 CTT-Correios de Portugal SA 392,915
11,367 REN - Redes Energeticas
Nacionais SGPS SA 38,574
53,056 Sonae SGPS SA 76,532
Total 532,118
Qatar  <0.1%
51,358 Commercial Bank PSQC 68,978
62,464 Doha Bank QPSC 41,973
9,983 Gulf Warehousing Company 7,589
6,461 Qatar Islamic Bank QPSC 43,529

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.9% Value
Qatar  <0.1%  - continued
36,258 Qatar National Bank QPSC $ 186,534
Total 348,603
Russian Federation  <0.1%
89,225 Gazprom PJSC ADR
a,c
9
7,840 GMK Norilskiy Nickel PAO ADR
a,c
1
3,228 LUKOIL PJSC
a,c,d
0
3,189 Mechel PJSC ADR
a,c
0
234 Novatek PJSC GDR
a,c
0
3,610 Polyus PJSC
a,c,d
0
1 Polyus PJSC GDR
a,c
0
174,130 Sberbank of Russia PJSC
a,c,d
0
9,280 Sovcomflot OAO
a,c,d
0
35,587 Surgutneftegas PAO ADR
a,c
4
Total 14
Saudi Arabia  0.2%
5,977 Al Babtain Power &
Telecommunication Company 89,326
26,393 Al Rajhi Bank 665,475
61,898 Arab National Bank 358,070
433 Arabian Internet & Communications
Services Company 27,509
10,336 Banque Saudi Fransi 47,222
1,818 Eastern Province Cement Company 13,366
5,723 Riyad Bank 42,943
2,847 Riyadh Cement Company 24,079
33,115 Saudi Arabian Oil Company
b
214,276
29,592 Saudi National Bank 295,301
19,764 Saudi Telecom Company 221,232
2,151 Theeb Rent A Car Company 35,371
Total 2,034,170
Singapore  1.4%
78,500 CapitaLand China Trust 45,841
566,600 CapitaLand Integrated Commercial
Trust 956,683
96,700 Capland Ascendas REIT 207,047
48,000 City Developments, Ltd. 227,240
719,700 ComfortDelGro Corporation, Ltd. 846,099
8,705 Kenon Holdings, Ltd. 414,053
319,000 Singapore Exchange, Ltd. 3,911,452
399,100 Singapore Technologies
Engineering, Ltd. 2,684,860
166,200 United Overseas Land, Ltd. 878,566
10,600 Venture Corporation, Ltd. 105,144
1,123,600 Yangzijiang Shipbuilding Holdings,
Ltd. 2,203,861
Total 12,480,846
South Africa  0.2%
22,654 Absa Group, Ltd. 223,614
29,706 AECI, Ltd. 178,485
87 Capitec Bank Holdings, Ltd. 16,865
4,336 Coronation Fund Managers, Ltd. 9,792
32,465 DataTec, Ltd. 106,380
20,718 FirstRand, Ltd. 87,980
9,361 Gold Fields, Ltd. ADR 228,034
5,607 Harmony Gold Mining Company,
Ltd. ADR 75,470
1,124 Naspers, Ltd. 346,959
8,304 Nedbank Group, Ltd. 113,312
73,198 Redefine Properties, Ltd. 19,371
3,109 Sanlam, Ltd. 14,958
23,420 Standard Bank Group 301,356
Shares Common Stock  88.9% Value
South Africa  0.2%  - continued
1,098 Valterra Platinum, Ltd. $ 49,311
4,086 Vodacom Group 31,197
29,042 Vukile Property Fund, Ltd. 32,607
Total 1,835,691
South Korea  0.9%
420 Caregen Company, Ltd. 14,974
1,326 Cheil Worldwide, Inc. 18,943
860 CJ Corporation 95,599
1,149 E-MART, Inc. 73,674
3,063 Green Cross Holdings Corporation 35,156
7,316 GS Holdings Corporation 258,866
6,646 Hana Financial Group, Inc. 406,330
2,618 HD Hyundai Company, Ltd. 267,883
240 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 61,676
1,055 Hyundai Glovis Company, Ltd. 111,443
12,441 iM Financial Group Company, Ltd. 123,782
8,228 Industrial Bank of Korea 114,792
2,832 Kangwon Land, Inc. 38,015
5,261 KB Financial Group, Inc. 417,977
3,059 KEPCO Plant Service &
Engineering Company, Ltd. 114,471
2,306 Korean Reinsurance Company 17,701
6,007 KT&G Corporation 563,000
4,369 LG Corporation 248,049
30,102 LG Uplus Corporation 316,872
4,142 LX International Corporation 95,464
369 PharmaResearch Company, Ltd. 146,876
552 Samsung Biologics Company,
Ltd.
a,b
421,743
2,612 Samsung C&T Corporation 315,124
41,103 Samsung Electronics Company,
Ltd. 2,094,772
5,215 SD Biosensor, Inc. 37,476
6,450 Shinhan Financial Group Company,
Ltd. 314,076
4,101 SK Hynix, Inc. 794,839
9,610 SK Telecom Company, Ltd. 388,162
1,008 SK, Inc. 146,293
8,307 Woori Financial Group, Inc. 147,393
Total 8,201,421
Spain  1.9%
271 Acciona SA 51,976
110,551 Aena SME SA
b
2,976,934
298,085 Banco Bilbao Vizcaya Argentaria
SA 4,971,545
776,173 Banco Santander SA 6,667,945
2,095 Construcciones y Auxiliar de
Ferrocarriles SA 126,866
4,443 Let's GOWEX SA
a,c,e
0
59,972 Logista Integral SA 1,898,148
5,474 Melia Hotels International SA 48,605
51,399 Unicaja Banco SA
b
135,046
1,138 Vidrala SA 122,502
Total 16,999,567
Supranational  <0.1%
45 Unibail-Rodamco-Westfield 4,362
Total 4,362
Sweden  2.0%
41,419 AB Industrivarden, Class A 1,532,418
48,987 AcadeMedia AB
b
448,563

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.9% Value
Sweden  2.0%  - continued
9,158 Alfa Laval AB $ 397,894
37,826 Arjo AB 131,815
111,374 Assa Abloy AB 3,685,394
202,635 Atlas Copco AB, Class A 3,085,804
21,741 Atlas Copco AB, Class B 294,224
21,547 Attendo AB
b
150,557
27,438 Betsson AB 464,591
9,514 Billerud AB 80,781
17,295 Cloetta AB 55,621
24,088 Dios Fastigheter AB 158,253
22,492 Fabege AB 188,520
124,970 Granges AB 1,675,740
80,998 Hexpol AB 697,473
1,303 INVISIO AB 42,219
6,973 Inwido AB 129,649
3,901 Loomis AB 154,243
11,188 NCC AB 211,848
10,598 Nyfosa AB 91,878
23,430 Peab AB 176,207
3,844 Platzer Fastigheter Holding AB 27,392
107,144 SSAB AB, Class A 617,862
64,074 SSAB AB, Class B 362,125
49,143 Svenska Handelsbanken AB 598,777
8,316 Svolder AB 46,799
1,832 Sweco AB 28,899
195,820 Telefonaktiebolaget LM Ericsson 1,422,356
13,091 Wihlborgs Fastigheter AB 128,646
Total 17,086,548
Switzerland  8.4%
172,927 ABB, Ltd. 11,291,807
8,993 Accelleron Industries AG 819,099
248 Belimo Holding AG 288,605
435 Burckhardt Compression Holding
AG 387,408
2 Chocoladefabriken Lindt and
Spruengli AG 292,445
9,966 Compagnie Financiere Richemont
SA 1,627,212
1,459 DKSH Holding AG 100,890
2,148 DSM-Firmenich AG 206,379
3,945 EFG International AG 78,192
1,744 Givaudan SA 7,290,531
69,182 Holcim AG 5,517,260
1,115 Huber+Suhner AG 148,881
2,105 INFICON Holding AG 253,286
603 Kardex Holding AG 232,196
12 Lindt & Spruengli AG 176,527
42,063 Nestle SA 3,675,342
132,226 Novartis AG 15,058,833
3,820 PSP Swiss Property AG 648,118
40,292 Roche Holding AG, Participation
Certificates 12,574,047
6,433 Schindler Holding AG, Participation
Certificates 2,326,404
3,818 Swiss Prime Site AG 528,063
181,175 UBS Group AG 6,733,192
4,789 Zurich Insurance Group AG 3,266,609
Total 73,521,326
Taiwan  1.9%
6,000 Acter Group Corporation, Ltd. 97,828
29,000 Arcadyan Technology Corporation 214,308
358,000 Asia Cement Corporation 483,933
7,000 Asustek Computer, Inc. 153,660
Shares Common Stock  88.9% Value
Taiwan  1.9%  - continued
8,000 Catcher Technology Company, Ltd. $ 56,497
11,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 42,669
74,000 Chipbond Technology Corporation 138,342
4,613 Chunghwa Telecom Company, Ltd.
ADR 200,204
77,000 Compal Electronics, Inc. 75,352
78,000 CTBC Financial Holding Company,
Ltd. 107,180
42,000 Delta Electronics, Inc. 791,201
53,000 Far Eastern New Century
Corporation 50,797
35,000 Far EasTone Telecommunications
Company, Ltd. 95,459
67,000 Feng Hsin Steel Company, Ltd. 151,396
18,000 Hannstar Board Corporation 43,703
107,000 Hon Hai Precision Industry
Company, Ltd. 629,212
66,000 Lite-On Technology Corporation 260,931
18,000 Marketech International
Corporation 122,558
20,000 MediaTek, Inc. 905,691
159,000 Pegatron Corporation 423,285
9,000 Promate Electronic Company, Ltd. 17,921
6,000 Quanta Computer, Inc. 55,885
3,000 Simplo Technology Company, Ltd. 40,960
70,000 Synnex Technology International
Corporation 155,132
16,000 Systex Corporation 58,315
57,449 Taichung Commercial Bank
Company, Ltd.
a
42,688
93,000 Taiwan Mobile Company, Ltd. 327,853
4,000 Taiwan Secom Company, Ltd. 15,144
246,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 9,494,694
32,762 Topco Scientific Company, Ltd. 314,357
162,000 Uni-President Enterprises
Corporation 427,560
12,000 United Integrated Services
Company, Ltd. 315,051
21,000 Wah Lee Industrial Corporation 65,727
4,000 Yankey Engineering Company, Ltd. 55,081
Total 16,430,574
Thailand  0.3%
79,500 Advanced Info Service pcl NVDR 706,338
440,500 Charoen Pokphand Foods pcl
NVDR 307,213
159,700 Kasikornbank pcl NVDR 789,690
488,300 Krung Thai Bank pcl NVDR 328,305
77,200 SCB X pcl NVDR 298,234
274,800 Thai Life Insurance pcl NVDR 84,727
42,200 TIDLOR Holdings pcl NVDR 22,598
28,900 Tisco Financial Group pcl
c
87,714
116,400 True Corporation pcl ADR
a
36,930
Total 2,661,749
Turkey  <0.1%
235,738 Dogan Sirketler Grubu Holding AS 92,192
23,076 Turk Hava Yollari Anonim Ortakligi 163,370
Total 255,562
United Arab Emirates  0.3%
16,356 Abu Dhabi Commercial Bank PJSC 72,377

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.9% Value
United Arab Emirates  0.3%  - continued
78,279 Abu Dhabi National Oil Company
for Distribution PJSC $ 79,067
16,106 Air Arabia PJSC 16,282
29,326 Aldar Properties PJSC 75,782
228,278 Deyaar Development PJSC 64,504
138,902 Dubai Islamic Bank PJSC 376,711
48,266 Emaar Development PJSC 196,971
153,915 Emaar Properties PJSC 637,409
46,633 Emirates NBD Bank PJSC 339,617
7,761 Emirates Telecommunications
Group Company PJSC
c
40,019
63,265 First Abu Dhabi Bank PJSC 309,499
Total 2,208,238
United Kingdom  11.6%
16,816 Aderdeen Group plc 44,373
4,881 AngloGold Ashanti plc 221,942
40,247 AstraZeneca plc 5,871,725
590,866 Auto Trader Group plc
b
6,523,065
77,091 BAE Systems plc 1,839,448
72,160 Balfour Beatty plc 515,693
1,437,026 Barclays plc 7,024,239
1,612 Berkeley Group Holdings plc 77,524
16,852 Big Yellow Group plc 207,780
26,388 Breedon Group plc 126,364
31,183 British Land Company plc 143,315
1,907,594 Centrica plc 4,146,656
130,195 Compass Group plc 4,575,002
1,674 Computacenter plc 50,594
53,570 Currys plc
a
79,874
510 Diploma plc 36,103
6,781 Dunelm Group plc 108,777
28,347 Endeavour Mining plc 859,906
3,643 Energean plc 44,046
52,744 Evraz plc
a,c
7
77,184 FirstGroup plc 228,739
7,346 Future plc 68,705
1,872 Games Workshop Group plc 401,100
11,219 GB Group plc 34,565
1,049 Greggs plc 21,814
610,527 Haleon plc 2,863,793
57,960 Halma plc 2,480,031
59,990 Harbour Energy plc 157,771
3,490 Hikma Pharmaceuticals plc 90,207
20,092 Howden Joinery Group plc 232,597
210,528 HSBC Holdings plc 2,564,867
98,175 IG Group Holdings plc 1,461,911
17,205 IMI plc 502,645
135,305 Imperial Brands plc 5,274,126
6,062 Inchcape plc 56,103
1,116 Intertek Group plc 72,563
7,938 Johnson Matthey plc 184,963
19,715 Jupiter Fund Management plc 33,535
3,925 Keller Group plc 68,556
53,755 Kier Group plc 140,522
2,334 Lion Finance Group plc 233,994
2,415 London Stock Exchange Group plc 294,378
69,201 MONY Group plc 183,092
4,281 Morgan Sindall Group plc 259,726
341,853 NatWest Group plc 2,373,010
32,584 Next plc 5,289,088
41,401 Paragon Banking Group plc 493,729
7,656 Polar Capital Holdings plc 47,925
19,702 QinetiQ Group plc 129,169
210,480 RELX plc 10,936,812
Shares Common Stock  88.9% Value
United Kingdom  11.6%  - continued
83,904 Rightmove plc $ 905,453
26,804 Rio Tinto plc 1,596,437
183,515 Rolls-Royce Holdings plc 2,604,635
103,961 Rotork plc 445,912
31,310 RWS Holdings plc 37,091
316,469 Shell plc 11,371,764
61,660 Smiths Group plc 1,909,998
287,848 Standard Chartered plc 5,160,264
16,284 Target Healthcare REIT plc 21,336
756 TBC Bank Group plc 48,323
684,265 Tesco plc 3,844,504
28,396 Tritax Big Box REIT plc 52,820
1,113 Unilever plc 64,577
3,166,817 Vodafone Group plc 3,433,470
52,453 Zigup plc 232,160
Total 101,405,213
United States  <0.1%
3,011 Yum China Holding, Inc. 140,554
Total 140,554
Virgin Islands, British  <0.1%
2,348 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $631,108,286) 780,257,836
Shares Preferred Stock 0.2%
Brazil  0.1%
5,400 Bradespar SA 15,112
81,600 Companhia de Saneamento do
Parana 96,033
25,800 Companhia de Saneamento do
Parana, Units 156,702
11,000 Itausa SA 20,273
70,590 Petroleo Brasileiro SA 410,337
Total 698,457
Germany  <0.1%
4,024 Porsche Automobil Holding SE 161,500
Total 161,500
Russian Federation  <0.1%
404,300 Surgutneftegas PAO
a,c,d
0
9,000 Transneft PJSC
a,c,d
0
Total 0
South Korea  0.1%
1,917 Hyundai Motor Company, 2nd
Preferred 226,870
3,318 Hyundai Motor Company, Preferred 384,129
6,407 Samsung Electronics Company,
Ltd. 263,805
Total 874,804
Total Preferred Stock
(cost $2,132,281) 1,734,761

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 10.5% Value
Federal Home Loan Bank Discount
Notes
1,600,000 4.250%,  9/23/2025
f,g
$ 1,589,848
200,000 4.250%,  10/8/2025
f,g
198,373
200,000 4.260%,  10/10/2025
f,g
198,326
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.190%,  8/27/2025
f,g
99,682
1,100,000 4.205%,  9/5/2025
f,g
1,095,347
800,000 4.180%,  9/22/2025
f,g
795,018
Federal National Mortgage
Association Discount Notes
400,000 4.195%,  8/15/2025
f,g
399,293
2,700,000 4.200%,  8/22/2025
f,g
2,693,004
State Street Institutional U.S.
Government Money Market Fund
20,562,751 4.250%
f
20,562,751
Thrivent Core Short-Term Reserve
Fund
6,420,387 4.580% 64,203,871
Total Short-Term Investments
(cost $91,836,451) 91,835,513
Total Investments (cost
$725,077,018) 99.6% $873,828,110
Other Assets and Liabilities,
Net 0.4% 3,923,326
Total Net Assets 100.0% $877,751,436
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $22,604,001 or 2.6% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 45,775,739 1,771,032 43,964,688 40,019
Consumer Discretionary 78,362,740 963,584 77,399,156 –
Consumer Staples @ 35,937,108 243,222 35,693,886 0
Energy @ 19,446,953 179,761 19,267,179 13
Financials @ 206,998,345 2,234,417 204,676,214 87,714
Health Care 65,765,187 – 65,765,187 –
Industrials 159,242,458 1,842,405 157,400,053 –
Information Technology 72,400,117 4,779,728 67,620,389 –
Materials @ 53,491,573 900,038 52,591,527 8
Real Estate 19,616,939 – 19,616,939 –
Utilities 23,220,677 7,262 23,213,415 –
Preferred Stock
Consumer Discretionary 772,499 – 772,499 –
Energy @ 410,337 – 410,337 0
Financials 20,273 – 20,273 –
Information Technology 263,805 – 263,805 –
Materials 15,112 – 15,112 –
Utilities 252,735 – 252,735 –
Short-Term Investments 27,631,642 20,562,751 7,068,891 –
Subtotal Investments in Securities $809,624,239 $33,484,200 $776,012,285 $127,754
Other Investments  * Total
Affiliated Short-Term Investments 64,203,871
Subtotal Other Investments $64,203,871
Total Investments at Value $873,828,110
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of July 31, 2025, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,874,897 900,518 974,379 –
Total Asset Derivatives $1,874,897 $900,518 $974,379 $–
Liability Derivatives
Futures Contracts 1,306,006 1,306,006 – –
Total Liability Derivatives $1,306,006 $1,306,006 $– $–

International Equity Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
TSX
-
Toronto Stock Exchange
The following table presents International Equity Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling $7,068,891 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Canadian Dollar Foreign Exchange
Currency 598 September 2025 $ 44,152,206 ( $ 865,976)
CME E-mini S&P 500 Index 58 September 2025 17,694,874 790,451
ICE mini MSCI EAFE Index 341 September 2025 44,998,499 (440,030)
ICE US mini MSCI Emerging Markets Index 50 September 2025 2,985,683 110,067
S&P/TSX 60 Index 190 September 2025 43,489,680 974,379
Total Futures Long Contracts $ 153,320,942 $ 568,891
Total Futures Contracts $ 153,320,942 $568,891
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $19,344 $141,218 $ 96,358 $64,204 6,420 7.3%
Total Affiliated Short-Term Investments 19,344 64,204 7.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 9,071 9,071 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $19,344 $64,204
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $– $1,347
Total Income/Non Cash Income from Affiliated Investments $1,347
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Large Cap Growth Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.5% Value
Communications Services  16.3%
1,185,853 Alphabet, Inc., Class C $ 228,703,609
376,936 Meta Platforms, Inc. 291,537,380
54,937 Netflix, Inc.
a
63,693,958
74,718 Spotify Technology SA
a
46,813,816
Total 630,748,763
Consumer Discretionary  16.6%
1,519,303 Amazon.com, Inc.
a
355,684,025
254,238 DoorDash, Inc.
a
63,623,060
224,278 Expedia Group, Inc. 40,419,381
214,868 Home Depot, Inc. 78,966,139
325,882 Tesla, Inc.
a
100,459,644
Total 639,152,249
Consumer Staples  1.6%
631,167 Walmart, Inc. 61,841,742
Total 61,841,742
Energy  0.8%
309,008 ConocoPhillips 29,460,823
Total 29,460,823
Financials  8.1%
144,542 American Express Company 43,262,866
58,969 Ameriprise Financial, Inc. 30,557,146
211,824 JPMorgan Chase & Company 62,750,742
307,060 Robinhood Markets, Inc.
a
31,642,533
421,368 Visa, Inc. 145,570,003
Total 313,783,290
Health Care  5.7%
139,253 Amgen, Inc. 41,093,560
185,067 Danaher Corporation 36,487,810
108,641 Eli Lilly & Company 80,401,945
132,421 Intuitive Surgical, Inc.
a
63,706,419
Total 221,689,734
Industrials  5.6%
127,758 Caterpillar, Inc. 55,960,559
1,099,577 Fastenal Company 50,723,487
73,957 Parker-Hannifin Corporation 54,129,128
613,742 Uber Technologies, Inc.
a
53,855,861
Total 214,669,035
Information Technology  42.8%
1,055,846 Apple, Inc. 219,161,954
222,185 Applied Materials, Inc. 40,006,631
556,768 Broadcom, Inc. 163,522,762
187,164 CDW Corporation 32,637,658
356,045 Fortinet, Inc.
a
35,568,895
171,278 International Business Machines
Corporation 43,359,026
749,641 Microsoft Corporation 399,933,473
2,564,002 NVIDIA Corporation 456,059,036
192,017 Oracle Corporation 48,728,154
329,957 Palantir Technologies, Inc.
a
52,248,691
134,574 SAP SE ADR 38,582,366
84,721 ServiceNow, Inc.
a
79,902,070
Shares Common Stock  97.5% Value
Information Technology  42.8% - continued
179,482 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR $ 43,366,441
Total 1,653,077,157
Total Common Stock
(cost $2,013,271,229) 3,764,422,793
Shares or
Principal
Amount Short-Term Investments 2.5% Value
State Street Institutional U.S.
Government Money Market
Fund
95,012,171 4.250%
b
95,012,171
Total Short-Term Investments
(cost $95,012,171) 95,012,171
Total Investments (cost
$2,108,283,400) 100.0% $3,859,434,964
Other Assets and Liabilities, Net
<0.1% 1,336,044
Total Net Assets 100.0% $3,860,771,008
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 630,748,763 630,748,763 – –
Consumer Discretionary 639,152,249 639,152,249 – –
Consumer Staples 61,841,742 61,841,742 – –
Energy 29,460,823 29,460,823 – –
Financials 313,783,290 313,783,290 – –
Health Care 221,689,734 221,689,734 – –
Industrials 214,669,035 214,669,035 – –
Information Technology 1,653,077,157 1,653,077,157 – –
Short-Term Investments 95,012,171 95,012,171 – –
Subtotal Investments in Securities $3,859,434,964 $3,859,434,964 $– $–
Total Investments at Value $3,859,434,964
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $78,028 $150,162 $228,190 $– – –%
Total Affiliated Short-Term Investments 78,028 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 62,412 62,412 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $78,028 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $19 ($19) $– $663
Total Income/Non Cash Income from Affiliated Investments $663
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $19 ($19) $–

Large Cap Value Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.5% Value
Communications Services  5.9%
243,224 Alphabet, Inc., Class C $ 46,908,181
813,539 Comcast Corporation 27,033,901
60,311 Meta Platforms, Inc. 46,646,940
2,222,332 Warner Brothers Discovery, Inc.
a
29,268,112
470,482 Warner Music Group Corporation 13,766,303
Total 163,623,437
Consumer Discretionary  5.8%
245,080 Aptiv plc
a
16,822,291
4,758 Booking Holdings, Inc. 26,188,318
125,645 Columbia Sportswear Company 7,107,738
239,963 D.R. Horton, Inc. 34,276,315
137,360 Lowe's Companies, Inc. 30,709,575
1,039,773 Sony Group Corporation ADR
b
25,287,279
236,593 Wyndham Hotels & Resorts, Inc. 20,346,998
Total 160,738,514
Consumer Staples  4.7%
2,695,869 Coty, Inc.
a
13,074,965
1,412,000 Kenvue, Inc. 30,273,280
372,503 Keurig Dr Pepper, Inc. 12,162,223
506,282 Sysco Corporation 40,300,047
597,741 Unilever plc ADR 34,926,006
Total 130,736,521
Energy  7.7%
360,699 ConocoPhillips 34,389,043
584,882 Devon Energy Corporation 19,429,780
1,230,604 Enterprise Products Partners, LP 38,136,418
634,274 Exxon Mobil Corporation 70,810,349
650,181 Halliburton Company 14,564,054
124,773 Marathon Petroleum Corporation 21,235,117
229,236 Shell plc ADR 16,553,132
Total 215,117,893
Financials  21.0%
100,964 Allstate Corporation 20,520,933
317,640 American International Group, Inc. 24,658,393
1,533,152 Bank of America Corporation 72,472,095
331,657 Bank of New York Mellon
Corporation 33,646,603
301,793 Capital One Financial Corporation 64,885,495
595,520 Charles Schwab Corporation 58,200,170
121,358 Chubb, Ltd. 32,286,082
13,514 First Citizens BancShares, Inc./NC 26,957,187
155,231 Intercontinental Exchange, Inc. 28,691,346
209,069 JPMorgan Chase & Company 61,934,600
1,549,593 KeyCorp 27,768,706
55,471 Marsh & McLennan Companies,
Inc. 11,049,823
359,145 MetLife, Inc. 27,277,063
1,165,308 Wells Fargo & Company 93,958,784
Total 584,307,280
Health Care  11.8%
728,649 Avantor, Inc.
a
9,793,042
218,079 BioMarin Pharmaceutical, Inc.
a
12,615,870
65,045 Cencora, Inc. 18,608,074
83,190 Cigna Group 22,243,342
234,785 Gilead Sciences, Inc. 26,364,008
373,767 Johnson & Johnson 61,574,376
145,152 Labcorp Holdings, Inc. 37,751,132
672,176 Merck & Company, Inc. 52,510,389
651,785 Sanofi SA ADR 29,747,467
Shares Common Stock  97.5% Value
Health Care  11.8% - continued
113,730 UnitedHealth Group, Inc. $ 28,382,459
304,229 Zimmer Biomet Holdings, Inc. 27,882,588
Total 327,472,747
Industrials  12.4%
527,022 Amentum Holdings, Inc.
a
13,159,739
45,902 Caterpillar, Inc. 20,105,994
2,491,260 CNH Industrial NV 32,286,730
707,676 CSX Corporation 25,150,805
772,731 Delta Air Lines, Inc. 41,117,016
407,713 Flowserve Corporation 22,848,237
97,944 General Dynamics Corporation 30,520,330
373,214 Hexcel Corporation 22,359,251
174,011 Honeywell International, Inc. 38,691,346
175,789 Jacobs Solutions, Inc. 24,939,185
129,075 JB Hunt Transport Services, Inc. 18,593,254
127,564 L3Harris Technologies, Inc. 35,057,138
210,150 United Parcel Service, Inc. 18,106,524
Total 342,935,549
Information Technology  13.0%
818,097 Cisco Systems, Inc. 55,696,044
72,121 International Business Machines
Corporation 18,257,431
192,463 Micron Technology, Inc. 21,005,412
177,606 Microsoft Corporation 94,752,801
310,377 Qualcomm, Inc. 45,550,928
870,837 Samsung Electronics Company,
Ltd. 44,381,314
158,959 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 38,407,674
294,469 TD SYNNEX Corporation 42,518,379
Total 360,569,983
Materials  4.5%
330,418 Axalta Coating Systems, Ltd.
a
9,357,438
441,301 CF Industries Holdings, Inc. 40,965,972
31,070 Corteva, Inc. 2,241,079
193,931 Crown Holdings, Inc. 19,268,984
158,904 Eastman Chemical Company 11,538,019
298,658 Nucor Corporation 42,729,000
Total 126,100,492
Real Estate  3.3%
56,610 AvalonBay Communities, Inc. 10,545,311
147,533 CBRE Group, Inc.
a
22,976,789
334,153 Crown Castle, Inc. 35,116,139
1,472,043 Healthcare Realty Trust, Inc. 22,610,581
Total 91,248,820
Utilities  7.4%
108,338 Constellation Energy Corporation 37,684,290
390,241 Duke Energy Corporation 47,468,915
628,196 Entergy Corporation 56,807,765
366,762 Public Service Enterprise Group,
Inc. 32,931,560
140,739 Vistra Energy Corporation 29,349,711
Total 204,242,241
Total Common Stock
(cost $2,012,444,932) 2,707,093,477

Large Cap Value Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 0.4% Value
10,320,750 Thrivent Cash Management Trust $ 10,320,750
Total Collateral Held for
Securities Loaned
(cost $10,320,750) 10,320,750
Shares or
Principal
Amount Short-Term Investments 2.7% Value
State Street Institutional U.S.
Government Money Market
Fund
75,251,610 4.250%
c
75,251,610
Total Short-Term Investments
(cost $75,251,610) 75,251,610
Total Investments (cost
$2,098,017,292) 100.6% $2,792,665,837
Other Assets and Liabilities, Net
(0.6%) (17,789,193)
Total Net Assets 100.0% $2,774,876,644
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of July 31, 2025:
Securities Lending Transactions
Common Stock $ 10,141,440
Total lending $10,141,440
Gross amount payable upon return of
collateral for securities loaned $10,320,750
Net amounts due to counterparty $179,310
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company

Large Cap Value Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 163,623,437 163,623,437 – –
Consumer Discretionary 160,738,514 160,738,514 – –
Consumer Staples 130,736,521 130,736,521 – –
Energy 215,117,893 215,117,893 – –
Financials 584,307,280 584,307,280 – –
Health Care 327,472,747 327,472,747 – –
Industrials 342,935,549 342,935,549 – –
Information Technology 360,569,983 316,188,669 44,381,314 –
Materials 126,100,492 126,100,492 – –
Real Estate 91,248,820 91,248,820 – –
Utilities 204,242,241 204,242,241 – –
Short-Term Investments 75,251,610 75,251,610 – –
Subtotal Investments in Securities $2,782,345,087 $2,737,963,773 $44,381,314 $–
Other Investments  * Total
Collateral Held for Securities Loaned 10,320,750
Subtotal Other Investments $10,320,750
Total Investments at Value $2,792,665,837
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $51,327 $89,714 $141,041 $– – –%
Total Affiliated Short-Term Investments 51,327 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   11,349 225,120 226,148 10,321 10,321 0.4
Total Collateral Held for Securities Loaned 11,349 10,321 0.4
Total Value $62,676 $10,321
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $22 ($22) $– $667
Total Income/Non Cash Income from Affiliated Investments $667
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 47
Total Affiliated Income from Securities Loaned, Net $47
Total $22 ($22) $–

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 94 .9 % Value
Communications Services  4.2%
13,038 CarGurus, Inc.
a
$ 427,907
18,426 Pinterest, Inc.
a
711,244
4,101 Trade Desk, Inc.
a
356,623
Total 1,495,774
Consumer Discretionary  11.1%
3,083 Deckers Outdoor Corporation
a
327,322
3,605 DoorDash, Inc.
a
902,151
2,448 Hilton Worldwide Holdings, Inc. 656,260
40 NVR, Inc.
a
301,980
1,117 Pool Corporation 344,192
3,548 Ross Stores, Inc. 484,444
4,172 SharkNinja, Inc.
a
484,369
1,190 Wingstop, Inc. 449,035
Total 3,949,753
Consumer Staples  1.5%
1,021 Casey's General Stores, Inc. 531,053
Total 531,053
Energy  2.2%
1,112 Cheniere Energy, Inc. 262,299
14,447 TechnipFMC plc 525,437
Total 787,736
Financials  10.3%
2,831 Ares Management Corporation 525,235
1,506 Arthur J. Gallagher & Company 432,598
2,613 Houlihan Lokey, Inc. 498,195
2,746 Jack Henry & Associates, Inc. 466,312
3,592 Northern Trust Corporation 466,960
4,859 Robinhood Markets, Inc.
a
500,720
5,701 Tradeweb Markets, Inc. 789,874
Total 3,679,894
Health Care  12.7%
535 Argenx SE ADR
a
358,626
1,384 Cencora, Inc. 395,935
4,324 Dexcom, Inc.
a
349,249
3,124 Encompass Health Corporation 343,984
6,476 Exact Sciences Corporation
a
304,048
3,086 HealthEquity, Inc.
a
299,342
1,051 IDEXX Laboratories, Inc.
a
561,560
3,006 Natera, Inc.
a
401,782
1,853 Penumbra, Inc.
a
467,456
2,672 Repligen Corporation
a
312,811
1,779 STERIS plc 402,926
1,385 West Pharmaceutical Services,
Inc. 331,375
Total 4,529,094
Industrials  21.8%
3,079 Advanced Drainage Systems, Inc. 353,315
538 Axon Enterprise, Inc.
a
406,454
3,695 BWX Technologies, Inc. 561,381
2,362 Clean Harbors, Inc.
a
556,983
788 EMCOR Group, Inc. 494,462
8,822 ExlService Holdings, Inc.
a
383,139
13,862 Fastenal Company 639,454
5,154 Howmet Aerospace, Inc. 926,535
7,171 nVent Electric plc 562,350
2,774 Old Dominion Freight Line, Inc. 414,020
1,609 Rockwell Automation, Inc. 565,901
5,132 TransUnion 488,515
Shares Common Stock  94.9% Value
Industrials  21.8% - continued
1,691 Verisk Analytics, Inc. $ 471,299
3,054 Waste Connections, Inc. 570,090
866 Watsco, Inc. 390,462
Total 7,784,360
Information Technology  24.1%
6,293 Amphenol Corporation 670,267
1,226 AppLovin Corporation
a
478,998
5,092 Arista Networks, Inc.
a
627,436
1,403 CyberArk Software, Ltd.
a
577,292
10,817 Dynatrace Holdings, LLC
a
569,082
194 Fair Isaac Corporation
a
278,724
1,181 Gartner, Inc.
a
399,946
6,759 Gitlab, Inc.
a
296,112
2,558 Guidewire Software, Inc.
a
578,671
1,128 HubSpot, Inc.
a
586,165
9,450 JFrog, Ltd.
a
410,224
6,467 Lattice Semiconductor
Corporation
a
322,251
5,032 Marvell Technology, Inc. 404,422
3,028 Palantir Technologies, Inc.
a
479,484
2,859 PTC, Inc.
a
614,142
7,738 Trimble, Inc.
a
649,141
1,140 Tyler Technologies, Inc.
a
666,398
Total 8,608,755
Materials  2.2%
832 Martin Marietta Materials, Inc. 478,300
2,550 RPM International, Inc. 299,396
Total 777,696
Real Estate  3.2%
2,657 CBRE Group, Inc.
a
413,801
7,827 CoStar Group, Inc.
a
745,052
Total 1,158,853
Utilities  1.6%
2,807 Vistra Energy Corporation 585,372
Total 585,372
Total Common Stock
(cost $26,214,587) 33,888,340
Shares
Registered Investment
Companies   2 .6 % Value
U.S. Unaffiliated   2.6%
2,759 SPDR S&P Biotech ETF
b
236,336
1,230 SPDR S&P Software & Services
ETF 229,900
1,572 VanEck Semiconductor ETF 453,962
Total 920,198
Total Registered Investment
Companies (cost $912,757) 920,198
Shares
Collateral Held for Securities
Loaned 0 .6 % Value
237,600 Thrivent Cash Management Trust 237,600
Total Collateral Held for
Securities Loaned
(cost $237,600) 237,600

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2 .6 % Value
State Street Institutional U.S.
Government Money Market
Fund
935,048 4.250%
c
$ 935,048
Total Short-Term Investments
(cost $935,048) 935,048
Total Investments (cost
$28,299,992) 100.7% $ 35,981,186
Other Assets and Liabilities, Net
(0.7%) (258,757)
Total Net Assets 100.0% $ 35,722,429
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of July 31, 2025:
Securities Lending Transactions
Common Stock $ 231,282
Total lending $231,282
Gross amount payable upon return of
collateral for securities loaned $237,600
Net amounts due to counterparty $6,318
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,495,774 1,495,774 – –
Consumer Discretionary 3,949,753 3,949,753 – –
Consumer Staples 531,053 531,053 – –
Energy 787,736 787,736 – –
Financials 3,679,894 3,679,894 – –
Health Care 4,529,094 4,529,094 – –
Industrials 7,784,360 7,784,360 – –
Information Technology 8,608,755 8,608,755 – –
Materials 777,696 777,696 – –
Real Estate 1,158,853 1,158,853 – –
Utilities 585,372 585,372 – –
Registered Investment Companies
U.S. Unaffiliated 920,198 920,198 – –
Short-Term Investments 935,048 935,048 – –
Subtotal Investments in Securities $ 35,743,586 $ 35,743,586 $ – $ –
Other Investments  * Total
Collateral Held for Securities Loaned 237,600
Subtotal Other Investments $ 237,600
Total Investments at Value $ 35,981,186
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $ 748 $ 3,103 $ 3,851 $ – – –%
Total Affiliated Short-Term Investments 748 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   131 5,813 5,706 238 238 0.6
Total Collateral Held for Securities Loaned 131 238 0.6
Total Value $ 879 $ 238
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $ – $11
Total Income/Non Cash Income from Affiliated Investments $11
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $ –

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.2% Value
Consumer Discretionary  8.4%
171,587 Champion Homes, Inc.
a
$ 10,449,648
471,453 Crocs, Inc.
a
47,018,008
412,811 Garmin, Ltd. 90,306,534
7,373 NVR, Inc.
a
55,662,390
486,168 Viking Holdings, Ltd.
a
28,547,785
460,866 Wynn Resorts, Ltd. 50,248,220
Total 282,232,585
Consumer Staples  5.2%
428,347 BJ's Wholesale Club Holdings,
Inc.
a
45,361,947
86,695 Casey's General Stores, Inc. 45,092,671
538,166 Church & Dwight Company, Inc. 50,463,826
715,229 Maplebear, Inc.
a
34,309,535
Total 175,227,979
Energy  3.9%
1,534,031 Devon Energy Corporation 50,960,510
752,616 Expand Energy Corporation 78,859,104
Total 129,819,614
Financials  16.8%
1,627,561 Ally Financial, Inc. 61,603,184
85,755 Ameriprise Financial, Inc. 44,437,383
955,028 Arch Capital Group, Ltd. 82,189,710
109,518 Kinsale Capital Group, Inc. 48,263,487
390,248 M&T Bank Corporation 73,639,798
500,880 Northern Trust Corporation 65,114,400
1,111,131 Old Republic International
Corporation 40,189,608
329,382 Robinhood Markets, Inc.
a
33,942,815
397,666 Tradeweb Markets, Inc. 55,096,624
1,088,824 Zions Bancorp NA 58,382,743
Total 562,859,752
Health Care  8.0%
1,041,870 Centene Corporation
a
27,161,551
406,491 Illumina, Inc.
a
41,750,691
478,546 Neurocrine Biosciences, Inc.
a
61,363,953
1,965,182 Progyny, Inc.
a
46,201,429
88,473 STERIS plc 20,038,250
106,648 United Therapeutics Corporation
a
29,296,206
143,256 Waters Corporation
a
41,366,602
Total 267,178,682
Industrials  23.7%
69,276 Axon Enterprise, Inc.
a
52,337,325
398,421 Expeditors International of
Washington, Inc. 46,312,457
1,524,378 Fastenal Company 70,319,557
433,900 Howmet Aerospace, Inc. 78,002,203
373,532 Leidos Holdings, Inc. 59,634,384
237,867 Lincoln Electric Holdings, Inc. 57,920,615
434,853 Old Dominion Freight Line, Inc. 64,901,810
163,751 Quanta Services, Inc. 66,504,194
261,706 Rockwell Automation, Inc. 92,044,617
1,444,985 Southwest Airlines Company 44,693,386
906,912 Timken Company 69,006,934
103,638 United Rentals, Inc. 91,506,136
Total 793,183,618
Information Technology  15.9%
392,908 Datadog, Inc.
a
54,999,262
1,279,785 DocuSign, Inc.
a
96,802,937
Shares Common Stock  97.2% Value
Information Technology  15.9% - continued
118,542 Monday.com, Ltd.
a
$ 31,092,381
8,044,588 Nokia Oyj ADR
b
32,821,919
816,075 ON Semiconductor Corporation
a
45,993,987
818,958 Qorvo, Inc.
a
68,464,889
1,533,071 Trimble, Inc.
a
128,609,326
216,379 Zebra Technologies Corporation
a
73,356,809
Total 532,141,510
Materials  5.3%
413,332 Albemarle Corporation 28,044,576
4,345,839 Amcor plc 40,633,595
842,774 Steel Dynamics, Inc. 107,504,251
Total 176,182,422
Real Estate  5.1%
236,285 Extra Space Storage, Inc. 31,747,252
1,196,254 First Industrial Realty Trust, Inc. 58,281,495
359,804 SBA Communications Corporation 80,855,155
Total 170,883,902
Utilities  4.9%
772,959 Alliant Energy Corporation 50,250,065
1,471,740 CenterPoint Energy, Inc. 57,132,947
1,297,754 NiSource, Inc. 55,089,657
Total 162,472,669
Total Common Stock
(cost $2,454,988,450) 3,252,182,733
Shares
Collateral Held for Securities
Loaned 0.7% Value
25,744,800 Thrivent Cash Management Trust 25,744,800
Total Collateral Held for
Securities Loaned
(cost $25,744,800) 25,744,800
Shares or
Principal
Amount Short-Term Investments 2.5% Value
State Street Institutional U.S.
Government Money Market
Fund
83,005,288 4.250%
c
83,005,288
Total Short-Term Investments
(cost $83,005,288) 83,005,288
Total Investments (cost
$2,563,738,538) 100.4% $3,360,932,821
Other Assets and Liabilities, Net
(0.4%) (14,362,248)
Total Net Assets 100.0% $3,346,570,573
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of July 31, 2025:
Securities Lending Transactions
Common Stock $ 24,715,008
Total lending $24,715,008
Gross amount payable upon return of
collateral for securities loaned $25,744,800
Net amounts due to counterparty $1,029,792
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 282,232,585 282,232,585 – –
Consumer Staples 175,227,979 175,227,979 – –
Energy 129,819,614 129,819,614 – –
Financials 562,859,752 562,859,752 – –
Health Care 267,178,682 267,178,682 – –
Industrials 793,183,618 793,183,618 – –
Information Technology 532,141,510 532,141,510 – –
Materials 176,182,422 176,182,422 – –
Real Estate 170,883,902 170,883,902 – –
Utilities 162,472,669 162,472,669 – –
Short-Term Investments 83,005,288 83,005,288 – –
Subtotal Investments in Securities $3,335,188,021 $3,335,188,021 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 25,744,800
Subtotal Other Investments $25,744,800
Total Investments at Value $3,360,932,821
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $105,411 $113,178 $218,589 $– – –%
Total Affiliated Short-Term Investments 105,411 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 335,844 310,099 25,745 25,745 0.7
Total Collateral Held for Securities Loaned – 25,745 0.7
Total Value $105,411 $25,745

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $28 ($28) $– $956
Total Income/Non Cash Income from Affiliated Investments $956
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 38
Total Affiliated Income from Securities Loaned, Net $38
Total $28 ($28) $–

Mid Cap Value Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98 .7 % Value
Communications Services  1.9%
6,923 Imax Corporation
a
$ 178,544
22,896 Warner Brothers Discovery, Inc.
a
301,540
Total 480,084
Consumer Discretionary  8.8%
4,044 Columbia Sportswear Company 228,769
3,310 D.R. Horton, Inc. 472,800
6,450 Gildan Activewear, Inc. 325,789
8,990 Six Flags Entertainment
Corporation
a
269,340
1,720 Tapestry, Inc. 185,812
4,476 Wyndham Hotels & Resorts, Inc. 384,936
6,789 Yum China Holding, Inc. 316,911
Total 2,184,357
Consumer Staples  5.2%
1,998 J & J Snack Foods Corporation 225,555
6,882 Sysco Corporation 547,807
8,563 Unilever plc ADR 500,336
Total 1,273,698
Energy  7.4%
20,052 Coterra Energy, Inc. 489,068
11,669 Devon Energy Corporation 387,644
1,984 Diamondback Energy, Inc. 294,941
12,041 Enterprise Products Partners, LP 373,151
1,148 Expand Energy Corporation 120,288
6,535 Noble Corporation plc 175,203
Total 1,840,295
Financials  18.8%
20,062 AGNC Investment Corporation 189,185
2,399 Allstate Corporation 487,597
1,271 Capital One Financial Corporation 273,265
5,821 Carlyle Group, Inc. 353,102
4,233 Charles Schwab Corporation 413,691
2,413 Equitable Holdings, Inc. 123,908
2,058 Jack Henry & Associates, Inc. 349,479
3,359 M&T Bank Corporation 633,843
3,609 Selective Insurance Group, Inc. 281,394
1,558 Texas Capital Bancshares, Inc.
a
130,825
13,669 U.S. Bancorp 614,558
5,991 Voya Financial, Inc. 419,370
2,924 Wintrust Financial Corporation 374,213
Total 4,644,430
Health Care  7.5%
16,758 Avantor, Inc.
a
225,228
8,256 Baxter International, Inc. 179,651
504 Humana, Inc. 125,935
1,938 Johnson & Johnson 319,266
1,889 Labcorp Holdings, Inc. 491,291
2,319 Sanofi SA ADR 105,839
1,303 STERIS plc 295,116
470 UnitedHealth Group, Inc. 117,293
Total 1,859,619
Industrials  15.5%
1,529 Acuity, Inc. 476,054
2,421 AGCO Corporation 285,605
6,972 Delta Air Lines, Inc. 370,980
3,680 Flowserve Corporation 206,227
6,307 Fluor Corporation
a
358,048
6,293 Fortive Corporation 301,624
Shares Common Stock  98.7% Value
Industrials  15.5% - continued
1,442 General Dynamics Corporation $ 449,342
8,232 Hexcel Corporation 493,179
1,233 JB Hunt Transport Services, Inc. 177,614
5,355 MSC Industrial Direct Company,
Inc. 463,850
9,069 Werner Enterprises, Inc. 251,393
Total 3,833,916
Information Technology  10.6%
2,966 Coherent Corporation
a
319,141
871 CommVault Systems, Inc.
a
165,446
945 Jabil, Inc. 210,896
12,175 Knowles Corporation
a
247,274
3,876 MKS, Inc. 368,918
1,063 PTC, Inc.
a
228,343
6,058 Ralliant Corporation
a
276,972
178 Synopsys, Inc.
a
112,758
2,076 TD SYNNEX Corporation 299,754
5,170 Western Digital Corporation 406,827
Total 2,636,329
Materials  7.1%
5,514 Alcoa Corporation 165,255
12,283 Axalta Coating Systems, Ltd.
a
347,854
2,651 Celanese Corporation 138,462
1,438 CF Industries Holdings, Inc. 133,489
3,535 Crown Holdings, Inc. 351,238
3,075 Nucor Corporation 439,940
2,774 West Fraser Timber Company, Ltd. 192,266
Total 1,768,504
Real Estate  6.7%
1,393 CBRE Group, Inc.
a
216,946
4,053 Crown Castle, Inc. 425,930
15,273 Healthcare Realty Trust, Inc. 234,593
30,943 Host Hotels & Resorts, Inc. 486,424
1,785 Simon Property Group, Inc. 292,365
Total 1,656,258
Utilities  9.2%
5,505 Alliant Energy Corporation 357,880
765 Constellation Energy Corporation 266,097
2,924 DTE Energy Company 404,711
2,960 Entergy Corporation 267,673
6,077 Evergy, Inc. 430,252
6,828 NiSource, Inc. 289,849
1,265 Vistra Energy Corporation 263,803
Total 2,280,265
Total Common Stock
(cost $20,896,350) 24,457,755

Mid Cap Value Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 1 .8 % Value
State Street Institutional U.S.
Government Money Market
Fund
452,602 4.250%
b
$ 452,602
Total Short-Term Investments
(cost $452,602) 452,602
Total Investments (cost
$21,348,952) 100.5% $ 24,910,357
Other Assets and Liabilities, Net
(0.5%) (131,274)
Total Net Assets 100.0% $ 24,779,083
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 480,084 480,084 – –
Consumer Discretionary 2,184,357 2,184,357 – –
Consumer Staples 1,273,698 1,273,698 – –
Energy 1,840,295 1,840,295 – –
Financials 4,644,430 4,644,430 – –
Health Care 1,859,619 1,859,619 – –
Industrials 3,833,916 3,833,916 – –
Information Technology 2,636,329 2,636,329 – –
Materials 1,768,504 1,768,504 – –
Real Estate 1,656,258 1,656,258 – –
Utilities 2,280,265 2,280,265 – –
Short-Term Investments 452,602 452,602 – –
Subtotal Investments in Securities $ 24,910,357 $ 24,910,357 $ – $ –
Total Investments at Value $ 24,910,357
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $ 377 $ 2,653 $ 3,030 $ – – –%
Total Affiliated Short-Term Investments 377 – –
Total Value $ 377 $ –
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $ – $4
Total Income/Non Cash Income from Affiliated Investments $4
Total $– $– $ –

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   40.8% Value
U.S. Affiliated   40.3%
7,361,152 Thrivent Core Emerging Markets
Debt Fund $ 62,128,119
2,256,596 Thrivent Core Emerging Markets
Equity Fund 24,326,107
1,214,597 Thrivent Core International Equity
Fund 14,575,166
212,212 Thrivent Core Low Volatility Equity
Fund 2,531,685
1,202,453 Thrivent Core Mid Cap Value Fund 13,239,008
666,659 Thrivent Core Small Cap Value
Fund 6,933,257
3,307,201 Thrivent Global Stock Fund, Class
S 98,686,891
11,036,038 Thrivent High Yield Fund, Class S 47,123,883
15,507,785 Thrivent Income Fund, Class S 127,318,912
13,821,881 Thrivent International Equity Fund,
Class S 167,244,754
19,312,432 Thrivent Large Cap Growth Fund,
Class S 455,773,384
12,314,955 Thrivent Large Cap Value Fund,
Class S 387,674,774
2,461,812 Thrivent Mid Cap Stock Fund,
Class S 89,880,765
5,875,610 Thrivent Short-Term Bond Fund,
Class S 73,503,879
1,367,237 Thrivent Small Cap Stock Fund,
Class S 42,671,460
Total 1,613,612,044
U.S. Unaffiliated   0.5%
8,355 Invesco QQQ Trust Series 1 4,720,659
17,519 Invesco Senior Loan ETF
a
366,673
45,000 iShares Broad USD High Yield
Corporate Bond ETF
a
1,682,550
890 iShares Russell 2000 Growth ETF 258,233
501 iShares Semiconductor ETF 120,255
16,683 SPDR S&P 500 ETF Trust 10,544,991
4,786 SPDR S&P Biotech ETF 409,969
997 SPDR S&P Software & Services
ETF 186,349
1,308 VanEck Semiconductor ETF 377,724
Total 18,667,403
Total Registered Investment
Companies (cost $1,051,529,558) 1,632,279,447
Shares Common Stock 24.1% Value
Communications Services  2.2%
28,292 Alphabet, Inc., Class A 5,429,235
116,197 Alphabet, Inc., Class C 22,409,753
2,411 AMC Networks, Inc.
b
14,442
990 Angi, Inc.
b
16,058
73,499 AT&T, Inc. 2,014,608
1,934 Bandwidth, Inc.
b
26,902
20,458 CarGurus, Inc.
b
671,432
1,984 Cogent Communications Holdings 90,451
105,283 Comcast Corporation 3,498,554
12,657 E.W. Scripps Company
b
37,845
362 Electronic Arts, Inc. 55,201
833 Fox Corporation, Class A 46,448
509 Fox Corporation, Class B 26,030
1,363 Iridium Communications, Inc. 33,339
912 John Wiley and Sons, Inc. 35,203
5,614 Liberty Global, Ltd., Class A
b
56,252
Shares Common Stock  24.1% Value
Communications Services  2.2% - continued
3,063 Liberty Latin America, Ltd., Class
A
b
$ 21,594
334 Liberty Media Corporation-Liberty
Formula One Group
b
33,517
381 Liberty Media Corporation-Liberty
Live Group
b
32,092
3,697 Magnite, Inc.
b
85,068
1,533 Match Group, Inc. 52,536
41,833 Meta Platforms, Inc. 32,355,316
5,647 Netflix, Inc.
b
6,547,132
4,305 New York Times Company 223,387
4,991 News Corporation, Class A 146,336
120 Nexstar Media Group, Inc. 22,453
16,284 Pinterest, Inc.
b
628,562
46 Reddit, Inc.
b
7,387
2,992 Sirius XM Holdings, Inc.
a
63,191
3,808 Spotify Technology SA
b
2,385,864
730 TechTarget, Inc.
b
5,285
1,008 Telephone and Data Systems, Inc. 39,352
195 TKO Group Holdings, Inc. 32,762
4,271 T-Mobile US, Inc. 1,018,249
3,665 Trade Desk, Inc.
b
318,708
32,590 Verizon Communications, Inc. 1,393,548
19,104 Walt Disney Company 2,275,478
232,531 Warner Brothers Discovery, Inc.
b
3,062,433
49,154 Warner Music Group Corporation 1,438,246
Total 86,650,249
Consumer Discretionary  2.3%
2,418 Adient plc
b
51,842
9,717 ADT, Inc. 81,137
2,253 Advance Auto Parts, Inc. 119,567
142,180 Amazon.com, Inc.
b
33,285,760
6,881 American Axle & Manufacturing
Holdings, Inc.
b
30,620
2,526 American Eagle Outfitters, Inc. 27,281
26,575 Aptiv plc
b
1,824,108
680 Aramark 28,941
545 Autoliv, Inc. 60,795
128 AutoZone, Inc.
b
482,353
4,400 Bath & Body Works, Inc. 127,424
679 Booking Holdings, Inc. 3,737,257
2,620 Boot Barn Holdings, Inc.
b
450,378
6,878 BorgWarner, Inc. 253,110
271 Bright Horizons Family Solutions,
Inc.
b
30,650
79 Brinker International, Inc.
b
12,450
966 Buckle, Inc. 47,691
5,232 Build-A-Bear Workshop, Inc. 265,315
717 CarMax, Inc.
b
40,589
415 Carnival Corporation
b
12,355
73 Carvana Company
b
28,482
32 Cavco Industries, Inc.
b
12,917
5,125 Champion Homes, Inc.
b
312,112
2,213 Chewy, Inc.
b
81,217
13,146 Columbia Sportswear Company 743,669
2,018 Coursera, Inc.
b
25,507
1,692 Crocs, Inc.
b
168,743
25,107 D.R. Horton, Inc. 3,586,284
4,351 Dana, Inc. 69,268
145 Darden Restaurants, Inc. 29,242
2,555 Deckers Outdoor Corporation
b
271,264
104 Domino's Pizza, Inc. 48,174
16,077 DoorDash, Inc.
b
4,023,269
368 Dorman Products, Inc.
b
44,388

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.1% Value
Consumer Discretionary  2.3% - continued
58 Dutch Bros, Inc.
b
$ 3,438
1,258 eBay, Inc. 115,421
1,302 Etsy, Inc.
b
75,868
11,337 Expedia Group, Inc. 2,043,154
510 Five Below, Inc.
b
69,625
9,283 Ford Motor Company 102,763
1,826 Fox Factory Holding Corporation
b
55,456
696 Frontdoor, Inc.
b
40,716
4,249 Gap, Inc. 82,686
1,823 Garmin, Ltd. 398,799
1,951 Garrett Motion, Inc. 25,441
156 General Motors Company 8,321
6,330 Gentex Corporation 167,239
1,538 GigaCloud Technology, Inc.
a,b
34,251
2,088 Goodyear Tire & Rubber
Company
b
21,465
1,730 Grand Canyon Education, Inc.
b
291,730
174 Group 1 Automotive, Inc. 71,714
3,373 Hasbro, Inc. 253,515
12,842 Hilton Worldwide Holdings, Inc. 3,442,683
12,202 Home Depot, Inc. 4,484,357
2,716 Installed Building Products, Inc. 549,420
2,894 Kohl's Corporation
a
31,371
11,455 Laureate Education, Inc.
b
258,883
2,612 La-Z-Boy, Inc. 93,954
364 Lear Corporation 34,322
171 Lithia Motors, Inc. 49,248
1,548 LKQ Corporation 45,620
14,372 Lowe's Companies, Inc. 3,213,148
6,104 Mattel, Inc.
b
103,829
2,844 McDonald's Corporation 853,399
5,303 Modine Manufacturing Company
b
713,572
977 Mohawk Industries, Inc.
b
111,876
531 Murphy USA, Inc. 192,477
1,448 National Vision Holdings, Inc.
b
35,128
62 NVR, Inc.
b
468,068
24,884 O'Reilly Automotive, Inc.
b
2,446,595
250 Planet Fitness, Inc.
b
27,297
986 Pool Corporation 303,826
172 PulteGroup, Inc. 19,422
615 Ralph Lauren Corporation 183,731
4,838 Ross Stores, Inc. 660,580
137 Royal Caribbean Cruises, Ltd. 43,548
831 Service Corporation International/
US 63,414
4,848 SharkNinja, Inc.
b
562,853
2,432 Six Flags Entertainment
Corporation
b
72,863
108,793 Sony Group Corporation ADR
a
2,645,846
3,561 Stoneridge, Inc.
b
27,420
433 Strategic Education, Inc. 32,105
1,343 Tapestry, Inc. 145,084
225 Taylor Morrison Home Corporation
b
13,338
34,541 Tesla, Inc.
b
10,647,954
152 Texas Roadhouse, Inc. 28,140
484 Toll Brothers, Inc. 57,286
32 TopBuild Corporation
b
11,854
1,458 Travel + Leisure Company 86,386
139 Ulta Beauty, Inc.
b
71,586
182 Urban Outfitters, Inc.
b
13,701
964 Valvoline, Inc.
b
33,981
2,950 VF Corporation 34,574
1,780 Viking Holdings, Ltd.
b
104,522
505 Visteon Corporation
b
56,131
431 Wayfair, Inc.
b
28,291
Shares Common Stock  24.1% Value
Consumer Discretionary  2.3% - continued
1,906 Wingstop, Inc. $ 719,210
52 Winmark Corporation 19,626
30,824 Wyndham Hotels & Resorts, Inc. 2,650,864
1,654 Wynn Resorts, Ltd. 180,336
499 Yum! Brands, Inc. 71,931
Total 91,021,411
Consumer Staples  0.7%
1,628 Albertsons Companies, Inc. 31,290
4,867 Altria Group, Inc. 301,462
464 Archer-Daniels-Midland Company 25,139
543 BellRing Brands, Inc.
b
29,637
4,697 BJ's Wholesale Club Holdings,
Inc.
b
497,412
137 Bunge Global SA 10,927
1,312 Casey's General Stores, Inc. 682,411
1,151 Central Garden & Pet Company,
Class A
b
40,884
2,274 Church & Dwight Company, Inc. 213,233
13,564 Colgate-Palmolive Company 1,137,341
6,849 Conagra Brands, Inc. 125,063
949 Costco Wholesale Corporation 891,718
282,077 Coty, Inc.
b
1,368,073
1,262 Darling Ingredients, Inc.
b
40,864
2,120 Dole plc 30,189
513 Ingredion, Inc. 67,480
4,185 J & J Snack Foods Corporation 472,445
1,884 John B. Sanfilippo & Son, Inc. 119,276
151,162 Kenvue, Inc. 3,240,913
42,959 Keurig Dr Pepper, Inc. 1,402,611
590 Kimberly-Clark Corporation 73,526
182 Kraft Heinz Company 4,998
582 Kroger Company 40,798
2,953 Maplebear, Inc.
b
141,655
625 Marzetti Company 111,100
580 McCormick & Company, Inc. 40,965
2,793 Mondelez International, Inc. 180,679
6,625 Monster Beverage Corporation
b
389,219
9,905 Philip Morris International, Inc. 1,624,915
467 Primo Brands Corporation 12,894
17,817 Procter & Gamble Company 2,680,924
51 Sprouts Farmers Markets, Inc.
b
7,729
54,071 Sysco Corporation 4,304,052
1,256 Turning Point Brands, Inc. 104,173
521 Tyson Foods, Inc. 27,248
62,528 Unilever plc ADR 3,653,511
1,075 US Foods Holding Corporation
b
89,580
7,965 Vita Coco Company, Inc.
b
280,846
41,265 Walmart, Inc. 4,043,145
Total 28,540,325
Energy  0.9%
34,101 Antero Midstream Corporation 625,753
2,041 Antero Resources Corporation
b
71,292
2,045 APA Corporation 39,448
1,589 Archrock, Inc. 37,119
21,431 Baker Hughes Company 965,466
6,352 Berry Corporation 19,183
462 Cactus, Inc. 19,547
6,281 Cheniere Energy, Inc. 1,481,562
459 Chevron Corporation 69,603
494 Chord Energy Corporation 54,503
2,745 Civitas Resources, Inc. 83,338
53,543 ConocoPhillips 5,104,790
2,209 Crescent Energy Company 20,411

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.1% Value
Energy  0.9% - continued
68,139 Devon Energy Corporation $ 2,263,578
2,916 DHT Holdings, Inc. 32,338
1,141 DT Midstream, Inc. 117,215
128,760 Enterprise Products Partners, LP 3,990,272
11,469 EOG Resources, Inc. 1,376,509
745 EQT Corporation 40,044
3,419 Expand Energy Corporation 358,243
77,601 Exxon Mobil Corporation 8,663,376
1,091 Gulfport Energy Corporation
b
189,976
70,387 Halliburton Company 1,576,669
16,235 Hess Midstream, LP 706,710
1,182 HF Sinclair Corporation 51,937
717 Kimbell Royalty Partners, LP 10,662
30,542 Kinder Morgan, Inc. 857,008
1,100 Kodiak Gas Services, Inc. 35,563
13,854 Kosmos Energy, Ltd.
b
29,786
13,419 Marathon Petroleum Corporation 2,283,780
1,816 Matador Resources Company 90,582
896 Noble Corporation plc 24,022
389 Occidental Petroleum Corporation 17,093
1,666 Oceaneering International, Inc.
b
36,152
1,780 Oil States International, Inc.
b
8,882
1,061 ONEOK, Inc. 87,119
3,442 Ovintiv, Inc. 141,742
1,111 Par Pacific Holdings, Inc.
b
34,863
4,783 Permian Resources Corporation 67,727
264 Phillips 66 32,625
1,450 Range Resources Corporation 53,244
257 Ranger Energy Services, Inc. 3,441
23,985 Shell plc ADR 1,731,957
861 SM Energy Company 23,755
1,529 Talos Energy, Inc.
b
13,073
55 Targa Resources Corporation 9,153
21,419 TechnipFMC plc 779,009
123 Valero Energy Corporation 16,889
2,837 Vital Energy, Inc.
b
53,023
74 Weatherford International plc 4,185
26,005 Williams Companies, Inc. 1,559,000
Total 35,963,217
Financials  3.8%
198 1st Source Corporation 11,844
2,808 Affiliated Managers Group, Inc. 589,315
939 Affirm Holdings, Inc.
b
64,378
290 Aflac, Inc. 28,814
11,371 AGNC Investment Corporation 107,229
14,068 Allstate Corporation 2,859,321
10,644 Ally Financial, Inc. 402,875
13,091 Amalgamated Financial
Corporation 379,508
8,693 American Express Company 2,601,902
33,234 American International Group, Inc. 2,579,955
3,333 Ameriprise Financial, Inc. 1,727,127
864 Ameris Bancorp 59,054
373 AMERISAFE, Inc. 16,703
4,663 Annaly Capital Management, Inc. 94,799
3,692 Arch Capital Group, Ltd. 317,734
2,355 Ares Management Corporation 436,923
1,293 Arthur J. Gallagher & Company 371,414
1,754 Artisan Partners Asset
Management, Inc. 79,369
19,252 Associated Banc-Corp 476,294
481 Assurant, Inc. 90,091
540 Atlantic Union Bankshares
Corporation 17,118
Shares Common Stock  24.1% Value
Financials  3.8% - continued
665 Axis Capital Holdings, Ltd. $ 62,404
194,887 Bank of America Corporation 9,212,308
37 Bank of Hawaii Corporation 2,290
717 Bank of Marin Bancorp 16,240
2,311 Bank of N.T. Butterfield & Son, Ltd. 105,174
35,664 Bank of New York Mellon
Corporation 3,618,113
563 Bank OZK 27,756
764 BankFinancial Corporation 8,496
1,568 BankUnited, Inc. 57,185
984 Bar Harbor Bankshares 28,575
995 BCB Bancorp, Inc. 8,318
7,846 Berkshire Hathaway, Inc.
b
3,702,370
17,161 Berkshire Hills Bancorp, Inc. 422,847
761 BlackRock, Inc. 841,674
751 Blackstone Mortgage Trust, Inc. 13,878
552 Block, Inc.
b
42,648
7,821 Blue Owl Capital, Inc. 151,336
4,640 Bridgewater Bancshares, Inc.
b
72,198
2,969 Brookline Bancorp, Inc. 30,640
998 Brown & Brown, Inc. 91,187
855 Burke & Herbert Financial Services
Corporation 49,581
1,348 Business First Bancshares, Inc. 32,015
6,071 Byline Bancorp, Inc. 159,667
115 C&F Financial Corporation 7,343
1,103 Cadence Bank 38,440
2,220 California BanCorp
b
33,278
115 Camden National Corporation 4,337
427 Capital City Bank Group, Inc. 16,905
34,828 Capital One Financial Corporation 7,488,020
5,811 Capitol Federal Financial, Inc. 34,982
1,048 Carlyle Group, Inc. 63,572
149 Cathay General Bancorp 6,738
476 Cboe Global Markets, Inc. 114,735
3,224 Central Pacific Financial
Corporation 85,952
100,207 Charles Schwab Corporation 9,793,230
2,168 Chimera Investment Corporation 28,986
152 ChoiceOne Financial Services, Inc. 4,469
12,969 Chubb, Ltd. 3,450,273
404 Cincinnati Financial Corporation 59,594
7,731 Citigroup, Inc. 724,395
417 Citizens Financial Group, Inc. 19,899
2,586 CME Group, Inc. 719,632
1,130 CNB Financial Corporation 25,934
1,821 CNO Financial Group, Inc. 67,086
391 Coinbase Global, Inc.
b
147,704
741 Colony Bankcorp, Inc. 12,145
3,319 Columbia Banking System, Inc. 78,992
1,003 Comerica, Inc. 67,773
890 Commerce Bancshares, Inc. 54,468
78 Community Financial System, Inc. 4,111
5,337 Community Trust Bancorp, Inc. 288,091
403 Community West Bancshares 7,758
883 ConnectOne Bancorp, Inc. 20,335
426 Cullen/Frost Bankers, Inc. 54,277
116 CVB Financial Corporation 2,168
96 Diamond Hill Investment Group,
Inc. 13,015
2,327 Donnelley Financial Solutions, Inc.
b
123,238
1,892 Dynex Capital, Inc. 23,536
1,495 Eagle Bancorp, Inc. 24,055
1,208 East West Bancorp, Inc. 121,102
674 Eastern Bankshares, Inc. 10,413

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.1% Value
Financials  3.8% - continued
1,164 Enact Holdings, Inc. $ 40,461
633 Enova International, Inc.
b
66,186
1,350 Enterprise Financial Services
Corporation 74,507
921 Equitable Holdings, Inc. 47,293
778 Equity Bancshares, Inc. 29,237
1,657 Essent Group, Ltd. 92,775
45 Euronet Worldwide, Inc.
b
4,373
145 Evercore, Inc. 43,665
1,894 F.N.B. Corporation 29,016
1,745 FactSet Research Systems, Inc. 703,061
1,065 Farmers National Banc
Corporation 14,420
701 Federal Agricultural Mortgage
Corporation 120,761
3,181 Federated Hermes, Inc. 157,682
1,673 Fidelity National Information
Services, Inc. 132,853
838 Fifth Third Bancorp 34,836
4,772 Financial Institutions, Inc. 121,638
1,748 First American Financial
Corporation 104,967
2,966 First Bancorp/Puerto Rico 61,782
1,423 First Citizens BancShares, Inc./NC 2,838,543
2,615 First Financial Bancorp 63,388
520 First Financial Bankshares, Inc. 18,002
1,506 First Financial Corporation 80,646
282 First Hawaiian, Inc. 6,839
4,041 First Horizon Corporation 88,134
1,089 First Internet Bancorp 23,882
20 First Interstate BancSystem, Inc. 576
1,296 First Merchants Corporation 49,404
1,875 First Mid-Illinois Bancshares, Inc. 71,194
427 FirstCash Holdings, Inc. 56,915
6,467 Fiserv, Inc.
b
898,525
918 Flagstar Financial, Inc. 10,364
2,102 Flushing Financial Corporation 25,203
560 Flywire Corporation
b
6,098
935 Franklin Resources, Inc. 22,440
24,766 Fulton Financial Corporation 444,550
2,598 Genworth Financial, Inc.
b
20,420
9,997 Glacier Bancorp, Inc. 438,169
185 Global Life, Inc. 25,987
237 Global Payments, Inc. 18,948
4,887 Great Southern Bancorp, Inc. 278,266
58 Hamilton Lane, Inc. 8,833
408 Hancock Whitney Corporation 24,366
358 Hanover Insurance Group, Inc. 61,444
1,789 HarborOne Bancorp, Inc. 21,164
765 Hartford Insurance Group, Inc. 95,158
155 HBT Financial, Inc. 3,855
1,016 Home BancShares, Inc. 28,611
4,404 Hometrust Bancshares, Inc. 171,139
3,307 Horizon Bancorp, Inc. 51,225
4,906 Houlihan Lokey, Inc. 935,378
1,663 Huntington Bancshares, Inc./OH 27,323
57 Independent Bank Corporation/MA 3,622
2,275 Independent Bank Corporation/MI 69,501
43,018 Intercontinental Exchange, Inc. 7,951,017
4,184 Invesco, Ltd. 87,906
231 Investar Holding Corporation 5,013
3,322 Jack Henry & Associates, Inc. 564,125
544 Jackson Financial, Inc. 47,633
20,482 Janus Henderson Group plc 886,871
471 Jefferies Financial Group, Inc. 27,158
Shares Common Stock  24.1% Value
Financials  3.8% - continued
49,272 JPMorgan Chase & Company $ 14,596,337
4,822 Kearny Financial Corporation/MD 28,594
354 Kemper Corporation 21,803
162,778 KeyCorp 2,916,982
394 Kinsale Capital Group, Inc. 173,632
1,301 Ladder Capital Corporation 14,207
1,612 M&T Bank Corporation 304,184
319 MarketAxess Holdings, Inc. 65,555
5,804 Marsh & McLennan Companies,
Inc. 1,156,157
8,441 Mastercard, Inc. 4,781,573
713 Mercantile Bank Corporation 32,577
37,577 MetLife, Inc. 2,853,973
35,833 MGIC Investment Corporation 928,075
1,642 Midland States Bancorp, Inc. 27,848
11,912 MidWestOne Financial Group, Inc. 328,056
3,955 Moody's Corporation 2,039,712
561 Morningstar, Inc. 155,094
6,163 MSCI, Inc. 3,459,662
37,217 Nasdaq, Inc. 3,581,020
7,142 NMI Holdings, Inc.
b
266,539
153 Northeast Bank 15,173
1,093 Northeast Community Bancorp,
Inc. 22,581
5,316 Northern Trust Corporation 691,080
1,970 Northfield Bancorp, Inc. 20,981
29,199 Northwest Bancshares, Inc. 341,628
1,131 OceanFirst Financial Corporation 18,978
5,004 OFG Bancorp 213,270
19,642 Old National Bancorp 414,643
9,154 Old Republic International
Corporation 331,100
15,580 Old Second Bancorp, Inc. 264,393
6,076 OneMain Holdings, Inc. 351,132
190 Orange County Bancorp, Inc. 4,748
2,373 Orrstown Financial Services, Inc. 77,977
1,754 Pacific Premier Bancorp, Inc. 38,009
314 Palomar Holdings, Inc.
b
41,602
18 Park National Corporation 2,914
512 Paymentus Holdings, Inc.
b
14,275
584 PCB Bancorp 11,937
1,150 Peoples Bancorp, Inc./OH 32,936
541 Pinnacle Financial Partners, Inc. 47,548
445 PNC Financial Services Group,
Inc. 84,670
4,138 Popular, Inc. 474,132
668 Principal Financial Group, Inc. 51,990
9,912 Progressive Corporation 2,399,100
2,165 Prosperity Bancshares, Inc. 144,232
23,188 Provident Financial Services, Inc. 422,485
513 Prudential Financial, Inc. 53,137
3,556 Radian Group, Inc. 115,961
957 Regions Financial Corporation 24,241
254 Reinsurance Group of America,
Inc. 48,882
133 RenaissanceRe Holdings, Ltd. 32,417
199 Renasant Corporation 7,291
3,364 Repay Holdings Corporation
b
16,551
29,411 Rithm Capital Corporation 353,814
6,446 RLI Corporation 425,372
22,291 Robinhood Markets, Inc.
b
2,297,088
5,794 S&P Global, Inc. 3,193,073
177 Safety Insurance Group, Inc. 12,452
13,374 SEI Investments Company 1,178,517
114 Selective Insurance Group, Inc. 8,889

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.1% Value
Financials  3.8% - continued
181 ServisFirst Bancshares, Inc. $ 14,236
2,391 Shore Bancshares, Inc. 37,084
893 Sierra Bancorp 26,183
292 Simmons First National
Corporation 5,598
571 Southern Missouri Bancorp, Inc. 30,885
817 SouthState Corporation 76,937
710 Starwood Property Trust, Inc. 13,817
1,831 StepStone Group, Inc. 108,688
1,081 Stifel Financial Corporation 123,364
415 StoneX Group, Inc.
b
40,355
524 Synchrony Financial 36,507
2,704 Synovus Financial Corporation 127,737
517 Tompkins Financial Corporation 33,440
4,056 TPG RE Finance Trust, Inc. 35,287
18,472 Tradeweb Markets, Inc. 2,559,296
9,910 Triumph Financial, Inc.
b
562,095
1,040 TrustCo Bank Corporation NY 34,902
12,635 Trustmark Corporation 470,654
2,580 U.S. Bancorp 115,997
526 UMB Financial Corporation 57,855
779 United Bankshares, Inc. 27,670
2,159 United Community Banks, Inc. 65,850
416 Unity Bancorp, Inc. 20,430
1,119 Univest Financial Corporation 32,272
1,918 Unum Group 137,732
69 Upstart Holdings, Inc.
b
5,640
7,907 Valley National Bancorp 73,298
2,525 Virtu Financial, Inc. 111,454
27,207 Visa, Inc. 9,399,202
3,926 WaFd, Inc. 114,266
1,376 Webster Financial Corporation 79,326
138,144 Wells Fargo & Company 11,138,551
1,539 WesBanco, Inc. 46,370
776 Westamerica Bancorporation 37,170
707 Western Alliance Bancorp 54,835
13,707 Western Union Company 110,341
2 White Mountains Insurance Group,
Ltd. 3,576
78 Willis Towers Watson plc 24,633
478 Wintrust Financial Corporation 61,174
3,000 WisdomTree, Inc. 39,810
121 WSFS Financial Corporation 6,636
14,750 Zions Bancorp NA 790,895
Total 153,271,823
Health Care  2.6%
6,811 Abbott Laboratories 859,480
21,044 AbbVie, Inc. 3,977,737
21,916 ADMA Biologics, Inc.
b
409,829
24,213 Agilent Technologies, Inc. 2,779,895
630 Agios Pharmaceuticals, Inc.
b
23,449
38 Align Technology, Inc.
b
4,902
11,584 Amgen, Inc. 3,418,438
2,027 Amicus Therapeutics, Inc.
b
12,142
2,462 Amneal Pharmaceuticals, Inc.
b
19,253
646 Anika Therapeutics, Inc.
b
5,333
444 Argenx SE ADR
b
297,627
307 Artivion, Inc.
b
9,489
81,891 Avantor, Inc.
b
1,100,615
828 Azenta, Inc.
b
27,076
189 Becton, Dickinson and Company 33,689
405 Biogen, Inc.
b
51,840
567 Biohaven, Ltd.
b
8,562
22,818 BioMarin Pharmaceutical, Inc.
b
1,320,021
Shares Common Stock  24.1% Value
Health Care  2.6% - continued
2,130 Bio-Techne Corporation $ 116,575
42,058 Boston Scientific Corporation
b
4,412,725
195 Bruker Corporation 7,494
285 Cardinal Health, Inc. 44,238
1,394 CareDx, Inc.
b
17,125
6,796 Caribou Biosciences, Inc.
b
13,796
7,952 Cencora, Inc. 2,274,908
3,737 Centene Corporation
b
97,424
762 Certara, Inc.
b
7,498
856 Charles River Laboratories
International, Inc.
b
145,212
179 Chemed Corporation 73,802
8,704 Cigna Group 2,327,276
19,092 Concentra Group Holdings Parent,
Inc. 381,267
2,535 Cooper Companies, Inc.
b
179,199
4,595 CorVel Corporation
b
407,117
28,564 Danaher Corporation 5,631,678
2,440 Denali Therapeutics, Inc.
b
33,745
4,672 Dentsply Sirona, Inc. 66,856
3,741 Dexcom, Inc.
b
302,161
541 Doximity, Inc.
b
31,784
1,608 Dyne Therapeutics, Inc.
b
15,839
336 Edwards Lifesciences
Corporation
b
26,648
8,445 Elanco Animal Health, Inc.
b
115,528
8,828 Eli Lilly & Company 6,533,338
3,084 Enanta Pharmaceuticals, Inc.
b
23,377
6,963 Encompass Health Corporation 766,696
139 Ensign Group, Inc. 20,850
5,370 Exact Sciences Corporation
b
252,121
294 Exelixis, Inc.
b
10,649
3,063 Fate Therapeutics, Inc.
b
3,369
5,758 Fortrea Holdings, Inc.
b
33,051
445 GE HealthCare Technologies, Inc. 31,737
37,064 Gilead Sciences, Inc. 4,161,917
1,711 Globus Medical, Inc.
b
90,050
3,246 GoodRx Holdings, Inc.
b
15,548
7,098 HealthEquity, Inc.
b
688,506
328 Henry Schein, Inc.
b
22,189
38 Hims & Hers Health, Inc.
b
2,515
21 Humana, Inc. 5,247
6,398 IDEXX Laboratories, Inc.
b
3,418,515
2,657 Illumina, Inc.
b
272,900
1,058 Incyte Corporation
b
79,234
307 Insmed, Inc.
b
32,935
2,932 Inspire Medical Systems, Inc.
b
365,151
2,462 Insulet Corporation
b
710,041
1,514 Integra LifeSciences Holdings
Corporation
b
19,894
2,307 Intellia Therapeutics, Inc.
b
26,853
6,695 Intuitive Surgical, Inc.
b
3,220,898
416 IQVIA Holding, Inc.
b
77,318
2,032 iTeos Therapeutics, Inc.
b
20,604
183 Jazz Pharmaceuticals, Inc.
b
20,977
50,783 Johnson & Johnson 8,365,991
15,251 Labcorp Holdings, Inc. 3,966,480
187 Medpace Holdings, Inc.
b
79,886
49,197 Medtronic plc 4,439,537
70,330 Merck & Company, Inc. 5,494,180
4,271 Merit Medical Systems, Inc.
b
362,437
198 Mettler-Toledo International, Inc.
b
244,269
2,055 Moderna, Inc.
b
60,746
1,248 Myriad Genetics, Inc.
b
4,792
2,503 Natera, Inc.
b
334,551

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.1% Value
Health Care  2.6% - continued
1,714 Neurocrine Biosciences, Inc.
b
$ 219,786
273 Option Care Health, Inc.
b
8,013
4,107 Organon & Company 39,838
3,996 Penumbra, Inc.
b
1,008,071
645 Perrigo Company plc 17,202
25,113 Pfizer, Inc. 584,882
454 Prestige Consumer Healthcare,
Inc.
b
33,573
10,538 Progyny, Inc.
b
247,748
1,421 Prothena Corporation plc
b
9,762
223 PTC Therapeutics, Inc.
b
11,621
1,223 QIAGEN NV 60,343
275 Quest Diagnostics, Inc. 46,038
5,988 Relay Therapeutics, Inc.
b
21,078
2,961 Repligen Corporation
b
346,644
63 ResMed, Inc. 17,132
33 Revvity, Inc. 2,901
2,220 Rocket Pharmaceuticals, Inc.
b
6,771
18,707 Royalty Pharma plc 688,418
68,196 Sanofi SA ADR 3,112,465
25,081 scPharmaceuticals, Inc.
b
127,411
12,477 STERIS plc 2,825,916
12,160 Stevanato Group SPA 300,474
5,514 Stryker Corporation 2,165,513
401 Teleflex, Inc. 47,919
716 Tenet Healthcare Corporation
b
115,476
6,102 Thermo Fisher Scientific, Inc. 2,853,783
9,676 Twist Bioscience Corporation
b
324,823
382 United Therapeutics Corporation
b
104,935
17,694 UnitedHealth Group, Inc. 4,415,715
197 Universal Health Services, Inc. 32,791
804 Vaxcyte, Inc.
b
27,296
159 Veeva Systems, Inc.
b
45,188
9,793 Vericel Corporation
b
342,167
7,000 Vertex Pharmaceuticals, Inc.
b
3,198,090
25,719 Viatris, Inc. 224,784
2,677 Viemed Healthcare, Inc.
b
16,303
807 Viking Therapeutics, Inc.
a,b
26,284
526 Waters Corporation
b
151,888
1,049 Waystar Holding Corporation
b
38,792
1,341 West Pharmaceutical Services,
Inc. 320,848
2,472 Xencor, Inc.
b
20,567
1,103 Xenon Pharmaceuticals, Inc.
b
33,686
32,106 Zimmer Biomet Holdings, Inc. 2,942,515
Total 102,554,071
Industrials  2.6%
1,746 A.O. Smith Corporation 123,599
257 Acuity, Inc. 80,017
2,549 Advanced Drainage Systems, Inc. 292,498
1,434 AECOM 161,669
272 AGCO Corporation 32,088
284 Air Lease Corporation 15,734
355 Alaska Air Group, Inc.
b
18,801
990 Allegheny Technologies, Inc.
b
76,171
652 Allegion plc 108,180
696 Allison Transmission Holdings, Inc. 62,689
56,004 Amentum Holdings, Inc.
b
1,398,420
16,910 AMETEK, Inc. 3,125,813
1,403 API Group Corporation
b
50,606
127 Applied Industrial Technologies,
Inc. 34,480
545 Arcosa, Inc. 46,805
52 Argan, Inc. 12,739
Shares Common Stock  24.1% Value
Industrials  2.6% - continued
1,524 Armstrong World Industries, Inc. $ 286,771
8,996 Atmus Filtration Technologies, Inc. 350,034
10,684 Automatic Data Processing, Inc. 3,306,698
697 Axon Enterprise, Inc.
b
526,577
178 AZZ, Inc. 19,491
3,867 Badger Infrastructure Solutions,
Ltd. 145,933
7,472 Barrett Business Services, Inc. 343,488
1,453 Brady Corporation 102,538
8,295 BWX Technologies, Inc. 1,260,259
1,476 C.H. Robinson Worldwide, Inc. 170,212
3 CACI International, Inc.
b
1,382
3,349 Casella Waste Systems, Inc.
b
364,137
13,784 Caterpillar, Inc. 6,037,668
10,054 CECO Environmental Corporation
b
451,927
2,236 Clean Harbors, Inc.
b
527,271
260,669 CNH Industrial NV 3,378,270
85 CSW Industrials, Inc. 22,056
191,916 CSX Corporation 6,820,695
173 Cummins, Inc. 63,598
1,614 Curtiss-Wright Corporation 791,215
2,336 Dayforce, Inc.
b
134,717
81,967 Delta Air Lines, Inc. 4,361,464
2,569 DNOW, Inc.
b
39,974
471 Donaldson Company, Inc. 33,898
9 Dover Corporation 1,630
121 Dycom Industries, Inc.
b
32,526
665 EMCOR Group, Inc. 417,281
1,111 Energy Recovery, Inc.
b
14,943
12,002 Enerpac Tool Group Corporation 462,197
3,023 EnPro, Inc. 642,115
13,498 ExlService Holdings, Inc.
b
586,218
1,479 Expeditors International of
Washington, Inc. 171,919
73,201 Fastenal Company 3,376,762
5,637 Federal Signal Corporation 713,475
14,460 Ferguson Enterprises, Inc. 3,229,352
45,104 Flowserve Corporation 2,527,628
1,124 Fortive Corporation 53,873
813 Fortune Brands Innovations, Inc. 44,341
29,018 Gates Industrial Corporation plc
b
719,646
10,248 General Dynamics Corporation 3,193,379
14,235 General Electric Company 3,858,824
198 Gorman-Rupp Company 8,150
4,462 Graco, Inc. 374,719
6,088 Great Lakes Dredge & Dock
Corporation
b
67,455
2,894 Helios Technologies, Inc. 106,181
208 Herc Holdings, Inc. 24,296
39,972 Hexcel Corporation 2,394,723
591 HNI Corporation 30,401
18,207 Honeywell International, Inc. 4,048,326
5,971 Howmet Aerospace, Inc. 1,073,407
2,891 Hudson Technologies, Inc.
b
27,146
882 IDEX Corporation 144,216
297 IES Holdings, Inc.
b
104,862
641 Ingersoll Rand, Inc. 54,248
723 Insteel Industries, Inc. 26,100
1,641 ITT Corporation 278,904
18,590 Jacobs Solutions, Inc. 2,637,363
13,714 JB Hunt Transport Services, Inc. 1,975,502
2,886 Johnson Controls International plc 303,030
1,208 Kirby Corporation
b
115,134
2,898 Knight-Swift Transportation
Holdings, Inc. 123,165

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.1% Value
Industrials  2.6% - continued
1,442 Korn Ferry $ 102,195
13,578 L3Harris Technologies, Inc. 3,731,506
657 Landstar System, Inc. 87,624
973 Legalzoom.com, Inc.
b
8,747
1,339 Leidos Holdings, Inc. 213,771
2,513 Limbach Holdings, Inc.
b
344,281
847 Lincoln Electric Holdings, Inc. 206,245
2,148 Lyft, Inc.
b
30,201
724 ManpowerGroup, Inc. 29,865
3,763 Masco Corporation 256,373
32,403 Masterbrand, Inc.
b
357,405
320 Maximus, Inc. 23,635
2,246 McGrath RentCorp 280,278
311 Middleby Corporation
b
45,157
531 Miller Industries, Inc. 21,638
2,720 Moog, Inc. 526,538
11,511 Mueller Water Products, Inc. 285,012
1,826 NEXTracker, Inc.
b
106,383
19 Nordson Corporation 4,070
8,178 nVent Electric plc 641,319
3,861 Old Dominion Freight Line, Inc. 576,254
513 Oshkosh Corporation 64,910
5,736 Otis Worldwide Corporation 491,518
110 PACCAR, Inc. 10,864
6,500 Parker-Hannifin Corporation 4,757,350
71 Paylocity Holding Corporation
b
13,126
3,183 Pentair plc 325,303
488 Pitney Bowes, Inc. 5,544
120 Primoris Services Corporation 11,300
650 Quanta Services, Inc. 263,985
2,985 QXO, Inc.
b
59,879
1,448 RBC Bearings, Inc.
b
560,868
162 Regal Rexnord Corporation 24,767
4,157 Republic Services, Inc. 958,812
2,436 Rockwell Automation, Inc. 856,766
53 Ryder System, Inc. 9,419
4,170 Schneider National, Inc. 101,957
508 Sensata Technologies Holding plc 15,626
5,731 Shoals Technologies Group, Inc.
b
30,890
65 SkyWest, Inc.
b
7,537
5,179 Southwest Airlines Company 160,186
255 SPX Technologies, Inc.
b
46,509
403 SS&C Technologies Holdings, Inc. 34,448
1,779 Stanley Black & Decker, Inc. 120,349
1,250 Sterling Construction Company,
Inc.
b
334,488
3,251 Timken Company 247,369
323 Toro Company 23,983
9,518 Trane Technologies plc 4,169,645
36 TransDigm Group, Inc. 57,905
4,250 TransUnion 404,558
1,671 Trex Company, Inc.
b
107,345
1,134 Trinity Industries, Inc. 26,422
41,732 Uber Technologies, Inc.
b
3,661,983
945 UFP Industries, Inc. 92,610
488 UL Solutions, Inc. 35,683
372 UniFirst Corporation/MA 63,623
5,783 Union Pacific Corporation 1,283,653
940 United Airlines Holdings, Inc.
b
83,011
21,988 United Parcel Service, Inc. 1,894,486
409 United Rentals, Inc. 361,122
134 Veralto Corporation 14,047
10,475 Verisk Analytics, Inc. 2,919,487
1,749 Verra Mobility Corporation
b
44,180
354 Wabtec Corporation 67,986
Shares Common Stock  24.1% Value
Industrials  2.6% - continued
2,537 Waste Connections, Inc. $ 473,582
2,847 Waste Management, Inc. 652,419
720 Watsco, Inc. 324,634
12,181 WNS Holdings, Ltd.
b
911,017
454 Xylem, Inc. 65,657
1,088 Zurn Elkay Water Solutions
Corporation 48,144
Total 104,323,468
Information Technology  6.9%
4,457 Adobe, Inc.
b
1,594,224
4,521 Agilysys, Inc.
b
515,756
724 Ambarella, Inc.
b
47,849
55,399 Amphenol Corporation 5,900,547
4,241 Analog Devices, Inc. 952,656
159,759 Apple, Inc. 33,161,176
14,538 Applied Materials, Inc. 2,617,712
1,023 AppLovin Corporation
b
399,686
24,775 Arista Networks, Inc.
b
3,052,775
208 Arrow Electronics, Inc.
b
24,128
228 Astera Labs, Inc.
b
31,174
117 Atlassian Corporation
b
22,438
14,177 Autodesk, Inc.
b
4,297,190
496 Avnet, Inc. 26,258
1,997 Bel Fuse, Inc. 259,690
187 BILL Holdings, Inc.
b
8,013
4,937 BlackLine, Inc.
b
265,512
65,299 Broadcom, Inc. 19,178,316
9,636 CDW Corporation 1,680,326
94 Cirrus Logic, Inc.
b
9,467
138,900 Cisco Systems, Inc. 9,456,312
199 Clearfield, Inc.
b
8,718
285 Clearwater Analytics Holdings,
Inc.
b
5,774
1,005 Cognex Corporation 40,974
514 Cognizant Technology Solutions
Corporation 36,885
420 Coherent Corporation
b
45,192
415 CommVault Systems, Inc.
b
78,829
292 Consensus Cloud Solutions, Inc.
b
5,893
739 Corning, Inc. 46,734
2,251 Crane NXT Company 133,574
868 Credo Technology Group Holding,
Ltd.
b
96,825
2,532 CyberArk Software, Ltd.
b
1,041,842
1,403 Datadog, Inc.
b
196,392
3,735 Descartes Systems Group, Inc.
b
395,014
4,612 DocuSign, Inc.
b
348,852
1,923 Dolby Laboratories, Inc. 144,879
9,021 Dynatrace Holdings, LLC
b
474,595
130 Elastic NV
b
10,881
1,337 Enphase Energy, Inc.
b
43,265
132 Entegris, Inc. 10,357
143 EPAM Systems, Inc.
b
22,553
466 F5, Inc.
b
146,054
1,298 Fabrinet
b
420,202
174 Fair Isaac Corporation
b
249,989
136 First Solar, Inc.
b
23,763
7,188 Flex, Ltd.
b
358,466
30,622 Fortinet, Inc.
b
3,059,138
2,081 Freshworks, Inc.
b
27,032
977 Gartner, Inc.
b
330,861
4,776 Gen Digital, Inc. 140,844
17,248 Gitlab, Inc.
b
755,635
4,723 Guidewire Software, Inc.
b
1,068,437

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.1% Value
Information Technology  6.9% - continued
935 HubSpot, Inc.
b
$ 485,873
10,639 I3 Verticals, Inc.
b
297,679
2,106 Impinj, Inc.
b
325,545
123 Intapp, Inc.
b
4,926
19,112 International Business Machines
Corporation 4,838,203
3,958 Intuit, Inc. 3,107,545
367 IPG Photonics Corporation
b
27,485
354 Itron, Inc.
b
44,087
21,733 JFrog, Ltd.
b
943,430
2,964 Keysight Technologies, Inc.
b
485,829
1,088 KLA Corporation 956,385
2,956 Lam Research Corporation 280,347
5,369 Lattice Semiconductor
Corporation
b
267,537
447 Littelfuse, Inc. 115,027
80 MACOM Technology Solutions
Holdings, Inc.
b
10,971
38 Manhattan Associates, Inc.
b
8,347
4,171 Marvell Technology, Inc. 335,223
636 Microchip Technology, Inc. 42,987
21,647 Micron Technology, Inc. 2,362,554
107,326 Microsoft Corporation 57,258,421
316 Mirion Technologies, Inc.
b
7,063
229 MKS, Inc. 21,796
434 Monday.com, Ltd.
b
113,834
15 Monolithic Power Systems, Inc. 10,669
6,819 Motorola Solutions, Inc. 2,993,405
624 NetApp, Inc. 64,977
29,480 Nokia Oyj ADR
a
120,278
265 Nutanix, Inc.
b
19,920
302,192 NVIDIA Corporation 53,750,891
134 Okta, Inc.
b
13,105
3,599 ON Semiconductor Corporation
b
202,840
3,678 Onto Innovation, Inc.
b
348,490
24,741 Oracle Corporation 6,278,524
23,349 Palantir Technologies, Inc.
b
3,697,314
12,221 Pegasystems, Inc. 717,495
499 Plexus Corporation
b
63,622
184 Procore Technologies, Inc.
b
13,180
3,849 PTC, Inc.
b
826,804
815 Q2 Holdings, Inc.
b
66,178
3,732 Qorvo, Inc.
b
311,995
34,435 Qualcomm, Inc. 5,053,681
374 Ralliant Corporation
b
17,099
16,096 Salesforce, Inc. 4,158,080
91,116 Samsung Electronics Company,
Ltd. 4,643,633
6,849 SAP SE ADR 1,963,608
7,177 ServiceNow, Inc.
b
6,768,772
1,629 Silicon Laboratories, Inc.
b
214,653
1,409 Skyworks Solutions, Inc. 96,573
25,795 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 6,232,588
31,527 TD SYNNEX Corporation 4,552,184
1,352 TE Connectivity plc 278,174
309 Teledyne Technologies, Inc.
b
170,265
903 Tenable Holdings, Inc.
b
28,273
817 Teradyne, Inc. 87,770
2,364 Texas Instruments, Inc. 428,026
19,808 Trimble, Inc.
b
1,661,693
9,131 TTM Technologies, Inc.
b
431,440
50 Twilio, Inc.
b
6,450
951 Tyler Technologies, Inc.
b
555,917
296 Unity Software, Inc.
b
9,875
Shares Common Stock  24.1% Value
Information Technology  6.9% - continued
553 Varonis Systems, Inc.
b
$ 30,874
6,136 VeriSign, Inc. 1,649,786
3,058 Vontier Corporation 126,815
31,715 Weave Communications, Inc.
b
231,519
280 Western Digital Corporation 22,033
776 Zebra Technologies Corporation
b
263,080
200 Zoom Communications, Inc.
b
14,810
105 Zscaler, Inc.
b
29,984
Total 274,838,090
Materials  0.7%
2,646 Albemarle Corporation 179,531
2,443 Alcoa Corporation 73,217
30,319 Amcor plc 283,483
599 AptarGroup, Inc. 94,127
323 Avery Dennison Corporation 54,190
2,426 Avient Corporation 76,589
37,256 Axalta Coating Systems, Ltd.
b
1,055,090
425 Balchem Corporation 64,800
1,458 Ball Corporation 83,485
46,685 CF Industries Holdings, Inc. 4,333,768
4,995 Coeur Mining, Inc.
b
43,407
523 Commercial Metals Company 27,123
15,084 Constellium SE
b
206,802
4,791 Corteva, Inc. 345,575
30,415 Crown Holdings, Inc. 3,022,034
476 Dow, Inc. 11,086
17,219 DuPont de Nemours, Inc. 1,238,046
53 Eagle Materials, Inc. 11,887
17,687 Eastman Chemical Company 1,284,253
14,546 Ecolab, Inc. 3,807,561
6,249 Element Solutions, Inc. 147,476
543 FMC Corporation 21,199
1,014 Freeport-McMoRan, Inc. 40,803
1,959 Greif, Inc. 124,259
11,454 Hecla Mining Company 65,746
3,947 Huntsman Corporation 38,286
2,736 Ingevity Corporation
b
114,337
645 International Flavors & Fragrances,
Inc. 45,814
12,606 Ivanhoe Mines, Ltd.
b
98,348
946 Kaiser Aluminum Corporation 73,135
723 Koppers Holdings, Inc. 23,758
7,817 Linde plc 3,597,852
354 LyondellBasell Industries NV 20,507
1,069 Magnera Corporation
b
13,309
792 Martin Marietta Materials, Inc. 455,305
682 Minerals Technologies, Inc. 39,658
5,869 Mosaic Company 211,343
27 NewMarket Corporation 18,549
8,766 Newmont Corporation 544,369
31,495 Nucor Corporation 4,505,990
1,356 O-I Glass, Inc.
b
17,642
11,376 Olin Corporation 215,461
3,824 Packaging Corporation of America 740,900
712 PPG Industries, Inc. 75,116
51 Reliance, Inc. 14,797
766 Royal Gold, Inc. 115,988
2,113 RPM International, Inc. 248,087
778 Scotts Miracle-Gro Company 48,749
1,453 Sealed Air Corporation 42,529
1,282 Sensient Technologies Corporation 143,956
1,888 Sonoco Products Company 85,092
3,119 Steel Dynamics, Inc. 397,860
405 Stepan Company 20,562

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  24.1% Value
Materials  0.7% - continued
6,703 Tronox Holdings plc $ 21,383
3,440 Vulcan Materials Company 944,865
1,637 West Fraser Timber Company, Ltd. 113,460
Total 29,742,544
Real Estate  0.6%
523 Agree Realty Corporation 37,499
1,076 Alexandria Real Estate Equities,
Inc. 82,239
419 Alpine Income Property Trust, Inc. 5,887
2,499 Anywhere Real Estate, Inc.
b
11,545
5,923 AvalonBay Communities, Inc. 1,103,336
6,662 Brixmor Property Group, Inc. 174,078
41,224 Broadstone Net Lease, Inc. 669,478
1,028 CareTrust REIT, Inc. 32,690
442 CBL & Associates Properties, Inc. 11,961
22,054 CBRE Group, Inc.
b
3,434,690
3,324 Chatham Lodging Trust 22,670
2,389 Colliers International Group, Inc. 360,046
5,330 Compass, Inc.
b
42,320
6,705 CoStar Group, Inc.
b
638,249
2,278 Cousins Properties, Inc. 61,734
34,962 Crown Castle, Inc. 3,674,157
2,327 Curbline Properties Corporation 51,427
9,316 Cushman and Wakefield plc
b
113,562
6,603 Douglas Elliman, Inc.
b
18,158
12,489 Easterly Government Properties,
Inc. 274,758
10,115 EPR Properties 556,730
79,250 Essential Properties Realty Trust,
Inc. 2,416,332
266 Essex Property Trust, Inc. 69,208
863 Extra Space Storage, Inc. 115,953
400 Federal Realty Investment Trust 36,864
5,326 First Industrial Realty Trust, Inc. 259,483
1,079 Getty Realty Corporation 29,985
431 Global Net Lease, Inc. 3,013
154,024 Healthcare Realty Trust, Inc. 2,365,809
25,433 Host Hotels & Resorts, Inc. 399,807
274 Howard Hughes Holdings, Inc.
b
18,832
5,468 Independence Realty Trust, Inc. 91,698
11,054 Industrial Logistics Properties Trust 58,807
9,004 Innovative Industrial Properties,
Inc. 465,507
5,290 InvenTrust Properties Corporation 145,845
149 Iron Mountain, Inc. 14,507
360 Jones Lang LaSalle, Inc.
b
97,330
1,044 Kimco Realty Corporation 22,164
73 Lamar Advertising Company 8,924
31,352 Millrose Properties, Inc. 940,246
12,138 National Storage Affiliates Trust 357,585
2,611 NetSTREIT Corporation 47,599
323 NNN REIT, Inc. 13,327
32,119 Outfront Media, Inc. 563,046
24,179 Park Hotels & Resorts, Inc. 257,748
1,822 Peakstone Realty Trust 24,779
6,752 Pebblebrook Hotel Trust 67,723
256 Postal Realty Trust, Inc. 3,510
345 RE/MAX Holdings, Inc.
b
2,653
962 Rexford Industrial Realty, Inc. 35,142
5,906 RLJ Lodging Trust 43,704
650 RMR Group, Inc. 10,439
264 Ryman Hospitality Properties 25,096
61,170 Sabra Health Care REIT, Inc. 1,102,895
961 Safehold, Inc. 13,444
Shares Common Stock  24.1% Value
Real Estate  0.6% - continued
1,292 SBA Communications Corporation $ 290,338
5,257 Sila Realty Trust, Inc. 128,481
58 Simon Property Group, Inc. 9,500
4,628 STAG Industrial, Inc. 158,879
14,600 Summit Hotel Properties, Inc. 76,212
30,585 Tanger, Inc. 918,162
5,599 Terreno Realty Corporation 310,689
235,712 Uniti Group, Inc.
b
1,253,988
8,803 Xenia Hotels & Resorts, Inc. 111,886
1,651 Zillow Group, Inc., Class A
b
126,714
1,095 Zillow Group, Inc., Class C
b
87,107
Total 24,978,174
Utilities  0.8%
81,343 AES Corporation 1,069,661
2,806 Alliant Energy Corporation 182,418
1,116 American States Water Company 82,127
622 American Water Works Company,
Inc. 87,229
302 Artesian Resources Corporation 9,860
374 Avista Corporation 13,950
3,520 Black Hills Corporation 203,386
14,655 Brookfield Infrastructure
Corporation 572,131
187 California Water Service Group 8,503
5,343 CenterPoint Energy, Inc. 207,415
3,746 Clearway Energy, Inc., Class A 115,302
4,177 Clearway Energy, Inc., Class C 136,296
11,335 Constellation Energy Corporation 3,942,766
40,831 Duke Energy Corporation 4,966,683
36,226 Edison International 1,888,099
65,728 Entergy Corporation 5,943,783
2,443 Essential Utilities, Inc. 89,902
1,393 Eversource Energy 92,077
2,181 Exelon Corporation 98,014
1,006 FirstEnergy Corporation 42,966
7,875 Hawaiian Electric Industries, Inc.
b
84,420
539 Middlesex Water Company 27,812
1,582 New Jersey Resources
Corporation 72,630
4,712 NiSource, Inc. 200,024
909 Northwestern Energy Group, Inc. 48,813
257 Otter Tail Corporation 19,835
81,050 PG&E Corporation 1,136,321
62 Pinnacle West Capital Corporation 5,619
40,174 Portland General Electric
Company 1,651,955
38,374 Public Service Enterprise Group,
Inc. 3,445,602
1,221 Spire, Inc. 90,928
100,306 UGI Corporation 3,629,071
17,050 Vistra Energy Corporation 3,555,607
7,700 XPLR Infrastructure, LP 73,381
Total 33,794,586
Total Common Stock
(cost $752,034,414) 965,677,958
Principal
Amount Long-Term Fixed Income 19.0% Value
Asset-Backed Securities  0.4%
Access Group, Inc.
$ 11,179
4.965%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
11,130

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Asset-Backed Securities  0.4% - continued
ALLO Issuer, LLC
$ 1,100,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
$ 1,108,634
Balboa Bay Loan Funding, Ltd.
1,000,000
6.276%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
1,000,023
750,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
750,332
Barings CLO, Ltd.
975,000
6.229%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
974,980
CarVal CLO I, Ltd.
600,000
6.168%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
600,781
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
502,228
Commonbond Student Loan Trust
12,458
4.967%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
12,308
Foundation Finance Trust
201,456
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
189,678
GSAA Home Equity Trust
1,534,801
4.289%,  8/25/2034, Ser.
2004-10, Class M2
d
1,398,723
Hertz Vehicle Financing III, LLC
550,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
553,207
Hotwire Funding, LLC
850,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
858,574
HTAP Issuer Trust
642,908
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
635,516
Laurel Road Prime Student Loan
Trust
255,859
5.960%,  11/25/2043, Ser.
2018-D, Class A
c,d
242,254
LCM 41, Ltd.
450,000
6.318%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
449,985
MFA Trust
545,211
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
545,830
National Collegiate Trust
118,305
4.729%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
115,686
Oak Street Investment
617,555
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
600,002
Palmer Square Loan Funding, Ltd.
575,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
570,055
Principal
Amount Long-Term Fixed Income  19.0% Value
Asset-Backed Securities  0.4% - continued
PRET, LLC
$ 1,250,254
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
$ 1,244,570
580,114
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e
582,125
PRPM, LLC
900,000
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,e
897,806
Sunnova Hestia II Issuer, LLC
598,830
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
594,543
Unlock HEA Trust
517,612
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
517,293
750,487
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
742,102
Vericrest Opportunity Loan
Transferee
14,309
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c
14,298
407,542
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
407,033
388,813
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
384,508
Wind River CLO, Ltd.
150,816
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
150,890
Total 16,655,094
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
113,000 8.625%,  6/15/2029
c
119,413
Alumina, Pty. Ltd.
164,000 6.125%,  3/15/2030
c
165,809
ATI, Inc.
116,000 7.250%,  8/15/2030 121,601
Avient Corporation
115,000 6.250%,  11/1/2031
c
115,409
Axalta Coating Systems Dutch
Holding B BV
132,000 7.250%,  2/15/2031
c
137,272
Cascades, Inc./Cascades USA,
Inc.
138,000 6.750%,  7/15/2030
c
137,677
Celanese US Holdings, LLC
134,000 6.850%,  11/15/2028 139,497
56,000 6.500%,  4/15/2030 56,630
77,000 6.629%,  7/15/2032 79,716
124,000 6.750%,  4/15/2033
a
125,065
Cerdia Finanz GmbH
131,000 9.375%,  10/3/2031
c
137,097
Chemours Company
184,000 5.750%,  11/15/2028
c
168,991
Cleveland-Cliffs, Inc.
244,000 4.625%,  3/1/2029
c
229,969
89,000 6.875%,  11/1/2029
c
89,042
140,000 4.875%,  3/1/2031
a,c
124,229
52,000 7.375%,  5/1/2033
c
50,625
65,000 6.250%,  10/1/2040 52,330
Consolidated Energy Finance SA
223,000 5.625%,  10/15/2028
c
186,736

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Basic Materials  0.1% - continued
CVR Partners, LP/CVR Nitrogen
Finance Corporation
$ 146,000 6.125%,  6/15/2028
c
$ 144,927
Eastman Chemical Company
316,000 5.000%,  8/1/2029 319,553
First Quantum Minerals, Ltd.
38,000 6.875%,  10/15/2027
c
38,064
79,000 9.375%,  3/1/2029
c
83,717
92,000 8.625%,  6/1/2031
c
95,795
Fortescue Treasury, Pty. Ltd.
40,000 4.500%,  9/15/2027
c
39,425
65,000 5.875%,  4/15/2030
c
65,814
67,000 6.125%,  4/15/2032
c
68,320
Glencore Funding, LLC
325,000 4.000%,  3/27/2027
c
321,806
421,000 4.907%,  4/1/2028
c
424,858
Hecla Mining Company
110,000 7.250%,  2/15/2028 111,228
INEOS Finance plc
195,000 7.500%,  4/15/2029
a,c
193,562
International Flavors & Fragrances,
Inc.
112,000 1.230%,  10/1/2025
c
111,241
Magnera Corporation
268,000 7.250%,  11/15/2031
c
252,255
Mercer International, Inc.
89,000 12.875%,  10/1/2028
c
89,766
76,000 5.125%,  2/1/2029 61,221
Methanex Corporation
64,000 5.250%,  12/15/2029 63,391
Methanex US Operations, Inc.
71,000 6.250%,  3/15/2032
c
70,378
Mineral Resources, Ltd.
100,000 9.250%,  10/1/2028
c
104,515
46,000 8.500%,  5/1/2030
a,c
47,087
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
91,000 5.350%,  3/15/2034 93,143
Novelis Corporation
68,000 4.750%,  1/30/2030
c
65,138
90,000 3.875%,  8/15/2031
c
80,728
Olin Corporation
78,000 6.625%,  4/1/2033
c
75,902
Smurfit Kappa Treasury, ULC
253,000 5.777%,  4/3/2054 251,425
SNF Group SACA
147,000 3.375%,  3/15/2030
c
134,991
Steel Dynamics, Inc.
159,000 5.250%,  5/15/2035 158,791
SunCoke Energy, Inc.
269,000 4.875%,  6/30/2029
c
245,991
Taseko Mines, Ltd.
131,000 8.250%,  5/1/2030
c
136,782
Tronox, Inc.
65,000 4.625%,  3/15/2029
a,c
50,571
Total 6,237,493
Capital Goods  0.3%
Advanced Drainage Systems, Inc.
133,000 6.375%,  6/15/2030
c
135,010
AECOM
164,000 6.000%,  8/1/2033
c
165,333
Principal
Amount Long-Term Fixed Income  19.0% Value
Capital Goods  0.3% - continued
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
$ 79,000 7.000%,  5/21/2030
c
$ 81,314
Amrize Finance US, LLC
232,000 5.400%,  4/7/2035
c
234,011
Amsted Industries, Inc.
15,000 4.625%,  5/15/2030
c
14,365
157,000 6.375%,  3/15/2033
c
159,506
Axon Enterprise, Inc.
92,000 6.125%,  3/15/2030
c
93,960
92,000 6.250%,  3/15/2033
c
94,251
BAE Systems plc
200,000 5.500%,  3/26/2054
c
196,508
200,000 5.250%,  3/26/2031
c
205,809
Ball Corporation
81,000 3.125%,  9/15/2031 72,498
Boeing Company
265,000 5.040%,  5/1/2027 266,536
162,000 6.259%,  5/1/2027 166,137
194,000 6.388%,  5/1/2031 208,714
360,000 5.705%,  5/1/2040 357,638
Bombardier, Inc.
98,000 6.000%,  2/15/2028
c
98,652
111,000 7.250%,  7/1/2031
c
115,907
185,000 7.000%,  6/1/2032
c
191,380
39,000 6.750%,  6/15/2033
c
40,085
108,000 7.450%,  5/1/2034
c
116,708
Brundage-Bone Concrete
Pumping Holdings, Inc.
208,000 7.500%,  2/1/2032
c
207,045
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
137,043
67,000 6.375%,  3/1/2034
c
67,985
78,000 6.750%,  5/15/2035
c
79,973
Camelot Return Merger Sub, Inc.
97,000 8.750%,  8/1/2028
c
88,878
Canpack SA/Canpack US, LLC
211,000 3.875%,  11/15/2029
c
196,554
Chart Industries, Inc.
101,000 7.500%,  1/1/2030
c
105,801
Clean Harbors, Inc.
74,000 6.375%,  2/1/2031
c
75,558
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
c
23,273
125,000 6.875%,  1/15/2030
c
127,829
50,000 8.750%,  4/15/2030
c
51,029
76,000 6.750%,  4/15/2032
c
77,848
Crown Cork & Seal Company, Inc.
95,000 7.375%,  12/15/2026 97,997
Eaton Capital, ULC
200,000 4.450%,  5/9/2030 199,885
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
203,000 6.625%,  12/15/2030
c
206,981
ESAB Corporation
122,000 6.250%,  4/15/2029
c
124,654
General Dynamics Corporation
86,000 4.950%,  8/15/2035 86,186
General Electric Company
334,000 4.300%,  7/29/2030 332,406
GFL Environmental, Inc.
222,000 4.000%,  8/1/2028
c
215,162

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Capital Goods  0.3% - continued
Herc Holdings, Inc.
$ 42,000 5.500%,  7/15/2027
c
$ 41,831
105,000 6.625%,  6/15/2029
c
107,498
100,000 7.000%,  6/15/2030
c
103,354
71,000 7.250%,  6/15/2033
c
73,521
Ingersoll Rand, Inc.
291,000 5.176%,  6/15/2029 297,807
60,000 5.700%,  8/14/2033 62,684
Lockheed Martin Corporation
11,000 5.200%,  2/15/2064 10,006
78,000 6.150%,  9/1/2036 85,466
Martin Marietta Materials, Inc.
140,000 5.150%,  12/1/2034 140,434
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
c
92,650
Nesco Holdings II, Inc.
102,000 5.500%,  4/15/2029
c
99,451
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
c
194,595
Nordson Corporation
234,000 5.600%,  9/15/2028 240,428
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 432,571
OI European Group BV
141,000 4.750%,  2/15/2030
c
133,599
Owens-Brockway Glass Container,
Inc.
93,000 6.625%,  5/13/2027
c
93,112
53,000 7.375%,  6/1/2032
a,c
53,400
Quikrete Holdings, Inc.
345,000 6.375%,  3/1/2032
c
353,830
QXO Building Products, Inc.
116,000 6.750%,  4/30/2032
c
119,454
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026 283,840
Resideo Funding, Inc.
136,000 6.500%,  7/15/2032
c
137,964
Reworld Holding Corporation
167,000 4.875%,  12/1/2029
c
159,487
Roller Bearing Company of
America, Inc.
79,000 4.375%,  10/15/2029
c
75,969
RTX Corporation
79,000 6.400%,  3/15/2054 86,034
375,000 4.450%,  11/16/2038 344,065
353,000 4.500%,  6/1/2042 311,743
Sealed Air Corporation/Sealed Air
Corporation (US)
104,000 6.125%,  2/1/2028
c
104,994
Siemens Funding BV
279,000 5.800%,  5/28/2055
c
288,689
Smyrna Ready Mix Concrete, LLC
252,000 8.875%,  11/15/2031
c
265,202
Sonoco Products Company
277,000 4.600%,  9/1/2029 275,633
Spirit AeroSystems, Inc.
685,000 4.600%,  6/15/2028 673,941
42,000 9.750%,  11/15/2030
c
46,192
SRM Escrow Issuer, LLC
37,000 6.000%,  11/1/2028
c
36,878
Standard Building Solutions, Inc.
76,000 6.500%,  8/15/2032
c
77,608
Principal
Amount Long-Term Fixed Income  19.0% Value
Capital Goods  0.3% - continued
$ 184,000 6.250%,  8/1/2033
c
$ 185,753
Standard Industries, Inc./NY
65,000 4.750%,  1/15/2028
c
64,107
65,000 3.375%,  1/15/2031
c
58,066
Textron, Inc.
338,000 3.375%,  3/1/2028 328,710
TopBuild Corporation
46,000 4.125%,  2/15/2032
c
42,395
Trane Technologies Financing, Ltd.
211,000 5.100%,  6/13/2034 214,019
TransDigm, Inc.
159,000 6.750%,  8/15/2028
c
162,238
365,000 7.125%,  12/1/2031
c
380,055
183,000 6.625%,  3/1/2032
c
188,173
171,000 6.000%,  1/15/2033
c
171,845
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 178,892
170,000 4.000%,  7/15/2030 160,829
Waste Pro USA, Inc.
101,000 7.000%,  2/1/2033
c
104,794
WESCO Distribution, Inc.
65,000 6.375%,  3/15/2029
c
66,670
46,000 6.625%,  3/15/2032
c
47,463
119,000 6.375%,  3/15/2033
c
121,827
Total 13,896,175
Collateralized Mortgage Obligations  1.0%
A&D Mortgage Trust
529,722
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
534,143
Alternative Loan Trust
104,990
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 53,111
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,e
914,358
BINOM Securitization Trust
354,704
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
320,815
Chase Home Lending Mortgage
Trust
850,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
848,881
CHNGE Mortgage Trust
371,081
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
373,411
Citicorp Mortgage Securities, Inc.
346,037
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 313,189
COLT Mortgage Loan Trust
632,533
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
565,309
Countrywide Alternative Loan Trust
117,903
4.136%,  10/25/2035, Ser.
2005-43, Class 4A1
d
100,679
569,228
7.000%,  10/25/2037, Ser.
2007-24, Class A10 187,353
Cross Mortgage Trust
747,767
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
c,d
747,775
CSMC Trust
333,950
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
333,821

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Collateralized Mortgage Obligations  1.0% -
continued
$ 413,502
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
$ 360,525
Federal Home Loan Mortgage
Corporation - REMIC
1,234,528
4.000%,  1/25/2051, Ser.
5249, Class LA 1,210,831
800,000
5.000%,  1/25/2055, Ser.
5490, Class LB 765,878
1,450,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,416,807
1,350,000
7.950%,  (SOFR30A +
4.000%), 8/25/2025, Ser.
5567, Class MB
d
1,351,490
1,600,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,592,162
141,574
3.000%,  2/15/2033, Ser.
4170, Class IG
g
9,134
418,086
3.000%,  3/15/2033, Ser.
4180, Class PI
g
33,691
941,648
4.500%,  10/15/2033, Ser.
2695, Class BH 940,637
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 884,722
Federal Home Loan Mortgage
Corporation - SLST
875,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
739,973
Federal National Mortgage
Association - REMIC
1,150,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,083,362
1,198,129
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,188,466
1,064,435
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 850,245
231,249
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
4,634
Flagstar Mortgage Trust
420,669
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
375,858
GCAT Trust
556,809
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
501,836
1,090,807
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
1,096,857
GS Mortgage-Backed Securities
Trust
949,180
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
797,200
1,475,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
1,429,432
GSR Mortgage Loan Trust
521,347
5.517%,  9/25/2034, Ser.
2004-11, Class 2A2
d
506,286
HOMES Trust
825,000
6.995%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
825,155
ICAP Trust
575,000
6.472%,  7/25/2030, Ser.
2025-RTL1, Class A1
c,e
574,778
J.P. Morgan Mortgage Trust
797,433
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
645,411
Principal
Amount Long-Term Fixed Income  19.0% Value
Collateralized Mortgage Obligations  1.0% -
continued
$ 605,010
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
$ 507,895
LHOME Mortgage Trust
600,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
604,700
Mello Mortgage Capital
Acceptance
865,415
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
696,874
Merrill Lynch Alternative Note
Asset Trust
145,362
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 47,485
Morgan Stanley Residential
Mortgage Loan Trust
1,200,000
7.389%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,213,275
New Residential Mortgage Loan
Trust
1,687,679
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,363,263
OBX Trust
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
518,252
Palisades Mortgage Loan Trust
235,616
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
234,664
PMT Loan Trust
1,250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
1,248,356
1,375,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
1,334,354
PRET Trust
650,791
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
624,631
PRPM, LLC
550,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
513,446
RCO IX Mortgage, LLC
863,645
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e
865,308
Residential Accredit Loans, Inc.
Trust
142,587
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 125,604
Roc Mortgage Trust
18,234
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
18,179
Saluda Grade Alternative
Mortgage Trust
1,000,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
1,008,960
800,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
801,992
Sequoia Mortgage Trust
750,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
722,923
Toorak Mortgage Trust
575,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
573,286
TRK Trust
528,936
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
466,249

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Collateralized Mortgage Obligations  1.0% -
continued
TVC Mortgage Trust
$ 650,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
$ 648,190
Vericrest Opportunity Loan
Transferee
7,997
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c
7,993
Verus Securitization Trust
289,262
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
256,685
Vontive Mortgage Trust
1,050,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
1,057,258
Total 39,938,037
Commercial Mortgage-Backed Securities  0.4%
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
932,029
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
1,448,019
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
581,610
BANK 2022-BNK39
3,960,592
0.416%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
90,644
BANK 2025-BNK49
5,293,723
0.626%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
252,356
900,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
d
936,387
BBCMS Mortgage Trust
650,000
5.586%,  7/15/2058, Ser.
2025-C35, Class A5 672,755
625,000
5.517%,  8/15/2058, Ser.
2025-5C36, Class A3
h
645,004
6,954,881
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
450,383
5,484,389
1.805%,  10/15/2053, Ser.
2020-C8, Class XA
d,g
361,837
Benchmark Mortgage Trust
700,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
d
725,923
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,100,000
5.000%,  2/25/2035, Ser.
K-170, Class A2
d,f
1,123,690
Federal National Mortgage
Association - REMIC
925,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 867,706
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
1,010,808
Home Partners of America Trust
1,055,562
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
1,017,783
830,268
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
740,044
Principal
Amount Long-Term Fixed Income  19.0% Value
Commercial Mortgage-Backed Securities  0.4%
- continued
HTAP Issuer Trust
$ 1,235,717
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
$ 1,228,479
Morgan Stanley Capital I Trust
5,265,478
1.781%,  7/15/2053, Ser.
2020-HR8, Class XA
d,g
365,352
Wells Fargo Commercial Mortgage
Trust
1,350,000
5.590%,  7/15/2058, Ser.
2025-5C5, Class A3 1,396,737
Total 14,847,546
Communications Services  0.5%
AMC Networks, Inc.
160,000 10.250%,  1/15/2029
c
164,196
American Tower Corporation
235,000 5.800%,  11/15/2028 243,956
275,000 2.900%,  1/15/2030 255,385
261,000 5.000%,  1/31/2030 265,011
392,000 4.900%,  3/15/2030 395,526
205,000 5.650%,  3/15/2033 212,609
AppLovin Corporation
296,000 5.500%,  12/1/2034 299,397
AT&T, Inc.
300,000 5.700%,  3/1/2057 288,281
342,000 3.650%,  6/1/2051 240,999
229,000 6.050%,  8/15/2056 232,143
502,000 3.500%,  9/15/2053 338,194
300,000 4.900%,  8/15/2037 286,146
Cable One, Inc.
49,000 4.000%,  11/15/2030
a,c
37,732
CCO Holdings, LLC/CCO Holdings
Capital Corporation
152,000 5.125%,  5/1/2027
c
150,756
30,000 5.000%,  2/1/2028
c
29,438
143,000 5.375%,  6/1/2029
c
140,452
305,000 4.750%,  3/1/2030
c
289,809
231,000 4.500%,  8/15/2030
c
216,128
99,000 4.250%,  2/1/2031
c
90,427
412,000 4.750%,  2/1/2032
c
380,837
67,000 4.500%,  6/1/2033
c
59,478
237,000 4.250%,  1/15/2034
c
204,212
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
284,000 6.100%,  6/1/2029 296,257
650,000 3.500%,  6/1/2041 463,099
Clear Channel Outdoor Holdings,
Inc.
132,000 5.125%,  8/15/2027
c
131,821
142,000 7.875%,  4/1/2030
c
146,233
Comcast Corporation
341,000 5.350%,  5/15/2053 312,972
130,000 4.400%,  8/15/2035 122,697
428,000 4.750%,  3/1/2044 374,929
Crown Castle, Inc.
300,000 4.900%,  9/1/2029 302,147
Deluxe Corporation
158,000 8.125%,  9/15/2029
c
162,659
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 667,498

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Communications Services  0.5% - continued
DIRECTV Financing, LLC
$ 38,000 8.875%,  2/1/2030
c
$ 37,000
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
554,000 5.875%,  8/15/2027
c
550,955
124,000 10.000%,  2/15/2031
c
119,583
FiberCop SPA
235,000 6.000%,  9/30/2034
c
221,969
Frontier Communications
Holdings, LLC
196,000 5.875%,  10/15/2027
c
196,035
Gray Media, Inc.
70,000 10.500%,  7/15/2029
c
75,754
101,000 7.250%,  8/15/2033
c
100,469
Iliad Holding SASU
172,000 8.500%,  4/15/2031
c
184,501
110,000 7.000%,  4/15/2032
c
112,903
LCPR Senior Secured Financing
DAC
245,000 6.750%,  10/15/2027
c
188,037
Level 3 Financing, Inc.
35,000 3.625%,  1/15/2029
c
29,750
79,000 4.875%,  6/15/2029
a,c
74,062
56,946 11.000%,  11/15/2029
c
64,564
33,000 10.750%,  12/15/2030
c
37,166
81,000 4.000%,  4/15/2031
c
69,660
180,000 6.875%,  6/30/2033
c
182,404
Lumen Technologies, Inc.
35,851 4.125%,  4/15/2030
c
34,920
McGraw-Hill Education, Inc.
194,000 5.750%,  8/1/2028
c
193,234
Meta Platforms, Inc.
170,000 5.600%,  5/15/2053 168,616
411,000 5.400%,  8/15/2054 397,156
Netflix, Inc.
272,000 5.375%,  11/15/2029
c
282,373
300,000 4.875%,  6/15/2030
c
305,624
Nexstar Media, Inc.
79,000 5.625%,  7/15/2027
c
78,847
105,000 4.750%,  11/1/2028
a,c
102,054
Omnicom Group, Inc.
130,000 4.200%,  6/1/2030 127,260
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
125,000 4.625%,  3/15/2030
a,c
118,662
Paramount Global
56,000 6.375%,  3/30/2062
d
55,160
Rogers Communications, Inc.
55,000 7.000%,  4/15/2055
d
56,230
173,000 7.125%,  4/15/2055
d
177,031
304,000 5.000%,  2/15/2029 307,887
Scripps Escrow II, Inc.
115,000 3.875%,  1/15/2029
c
102,094
Sinclair Television Group, Inc.
80,000 8.125%,  2/15/2033
c
81,601
Sirius XM Radio, LLC
56,000 5.000%,  8/1/2027
c
55,391
105,000 4.000%,  7/15/2028
c
99,938
125,000 4.125%,  7/1/2030
c
114,029
180,000 3.875%,  9/1/2031
a,c
158,800
SoftBank Corporation
313,000 5.332%,  7/9/2035
c
309,360
Principal
Amount Long-Term Fixed Income  19.0% Value
Communications Services  0.5% - continued
Sprint Capital Corporation
$ 526,000 8.750%,  3/15/2032 $ 635,354
Take-Two Interactive Software, Inc.
221,000 5.600%,  6/12/2034 227,971
TEGNA, Inc.
188,000 4.625%,  3/15/2028 182,495
Telecom Italia Capital SA
72,000 6.000%,  9/30/2034
a
71,393
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
197,482
TELUS Corporation
184,000 6.625%,  10/15/2055
d
186,330
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 375,536
352,000 4.850%,  1/15/2029 356,303
300,000 4.375%,  4/15/2040 265,040
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
25,000 10.500%,  2/15/2028
c
26,422
198,000 4.750%,  4/15/2028
c
191,885
Univision Communications, Inc.
27,000 8.000%,  8/15/2028
c
27,738
318,000 4.500%,  5/1/2029
c
294,238
97,000 7.375%,  6/30/2030
c
96,467
117,000 8.500%,  7/31/2031
c
118,822
Verizon Communications, Inc.
994,000 2.650%,  11/20/2040 696,935
500,000 3.400%,  3/22/2041 385,503
Viasat, Inc.
70,000 5.625%,  4/15/2027
c
69,662
Virgin Media Finance plc
72,000 5.000%,  7/15/2030
c
64,903
Virgin Media Secured Finance plc
151,000 5.500%,  5/15/2029
c
147,610
Virgin Media Vendor Financing
Notes IV DAC
219,000 5.000%,  7/15/2028
c
212,385
VMED O2 UK Financing I plc
69,000 7.750%,  4/15/2032
c
71,878
Vodafone Group plc
80,000 4.125%,  6/4/2081
d
73,674
98,000 5.125%,  6/4/2081
d
75,566
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
c
206,669
Warnermedia Holdings, Inc.
429,000 4.054%,  3/15/2029 402,805
237,000 4.279%,  3/15/2032
a
199,018
307,000 5.050%,  3/15/2042 205,214
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
92,000 8.250%,  10/1/2031
c
96,314
Zegona Finance plc
133,000 8.625%,  7/15/2029
c
141,578
Ziggo BV
70,000 4.875%,  1/15/2030
c
64,664
Total 19,740,357

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
$ 47,000 3.875%,  1/15/2028
c
$ 45,334
104,000 4.375%,  1/15/2028
c
101,628
71,000 6.125%,  6/15/2029
c
72,567
122,000 5.625%,  9/15/2029
c
122,728
Adient Global Holdings, Ltd.
45,000 8.250%,  4/15/2031
c
47,038
72,000 7.500%,  2/15/2033
c
73,423
ADT Security Corporation
107,000 4.125%,  8/1/2029
c
102,359
107,000 4.875%,  7/15/2032
c
101,684
Advance Auto Parts, Inc.
132,000 7.000%,  8/1/2030
c,h
132,672
154,000 7.375%,  8/1/2033
c,h
154,825
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
404,000 4.625%,  6/1/2028
c
391,925
Allison Transmission, Inc.
53,000 3.750%,  1/30/2031
c
48,439
American Axle & Manufacturing,
Inc.
182,000 5.000%,  10/1/2029
a
165,136
Asbury Automotive Group, Inc.
111,000 5.000%,  2/15/2032
c
104,995
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
132,276
Aston Martin Capital Holdings, Ltd.
119,000 10.000%,  3/31/2029
c
113,497
Bath & Body Works, Inc.
57,000 6.950%,  3/1/2033 58,600
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
101,000 9.500%,  7/1/2032
c
104,079
Beach Acquisition Bidco, LLC
200,000 10.000%,  7/15/2033
c
208,515
Belron UK Finance plc
202,000 5.750%,  10/15/2029
c
203,896
Boyd Gaming Corporation
132,000 4.750%,  6/15/2031
c
125,730
Boyne USA, Inc.
105,000 4.750%,  5/15/2029
c
101,751
Brightstar Lottery plc
251,000 5.250%,  1/15/2029
c
249,085
Brinker International, Inc.
148,000 8.250%,  7/15/2030
c
156,994
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
237,000 4.875%,  2/15/2030
c
215,509
Caesars Entertainment, Inc.
400,000 4.625%,  10/15/2029
a,c
378,014
78,000 6.500%,  2/15/2032
c
79,546
75,000 6.000%,  10/15/2032
a,c
72,389
Carnival Corporation
26,000 5.750%,  3/1/2027
c
26,259
181,000 6.000%,  5/1/2029
c
182,605
93,000 5.750%,  8/1/2032
c
93,630
107,000 6.125%,  2/15/2033
c
108,898
Carvana Company
55,003
9.000%,PIK 0.000%,
12/1/2028
c,i
56,265
Principal
Amount Long-Term Fixed Income  19.0% Value
Consumer Cyclical  0.6% - continued
$ 121,000 11.000%,  6/1/2030
c
$ 126,562
159,000 9.000%,  6/1/2031
c
189,078
Churchill Downs, Inc.
69,000 4.750%,  1/15/2028
c
68,053
69,000 6.750%,  5/1/2031
c
70,451
Clarios Global, LP/Clarios US
Finance Company, Inc.
19,000 6.750%,  5/15/2028
c
19,426
Cushman & Wakefield US
Borrower, LLC
32,000 6.750%,  5/15/2028
c
32,243
Dana, Inc.
95,000 4.500%,  2/15/2032
a
92,705
eG Global Finance plc
32,000 12.000%,  11/30/2028
c
35,357
Expedia Group, Inc.
431,000 5.400%,  2/15/2035 434,052
Ford Motor Credit Company, LLC
360,000 5.850%,  5/17/2027 362,467
354,000 2.900%,  2/10/2029 322,249
315,000 7.122%,  11/7/2033 327,536
Forestar Group, Inc.
148,000 6.500%,  3/15/2033
c
148,576
FORVIA SE
192,000 8.000%,  6/15/2030
a,c
199,982
Gap, Inc.
46,000 3.625%,  10/1/2029
c
42,449
52,000 3.875%,  10/1/2031
c
46,211
Garrett Motion Holdings, Inc./
Garrett LX I SARL
127,000 7.750%,  5/31/2032
c
131,797
General Motors Company
281,000 6.125%,  10/1/2025 281,344
272,000 5.350%,  4/15/2028 276,416
General Motors Financial
Company, Inc.
120,000 5.400%,  5/8/2027 121,565
413,000 5.800%,  1/7/2029 425,801
400,000 4.900%,  10/6/2029 399,355
403,000 5.450%,  7/15/2030 409,944
146,000 5.625%,  4/4/2032 148,297
Genting New York, LLC/GENNY
Capital, Inc.
139,000 7.250%,  10/1/2029
c
143,110
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
78,000 11.500%,  8/15/2029
c
77,422
169,000 8.750%,  1/15/2032
c
149,646
GLP Capital, LP
469,000 5.750%,  6/1/2028 479,140
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
64,000 3.500%,  3/1/2029
c
60,070
Goodyear Tire & Rubber Company
64,000 4.875%,  3/15/2027 63,724
69,000 5.000%,  7/15/2029
a
66,938
119,000 5.250%,  4/30/2031
a
113,014
Group 1 Automotive, Inc.
126,000 6.375%,  1/15/2030
c
128,339
Hanesbrands, Inc.
80,000 9.000%,  2/15/2031
a,c
84,201
Harley-Davidson Financial
Services, Inc.
269,000 5.950%,  6/11/2029
c
274,339

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Consumer Cyclical  0.6% - continued
Hilton Domestic Operating
Company, Inc.
$ 292,000 4.875%,  1/15/2030 $ 287,991
32,000 4.000%,  5/1/2031
c
29,859
187,000 3.625%,  2/15/2032
c
168,604
81,000 5.750%,  9/15/2033
c
81,077
Home Depot, Inc.
228,000 4.250%,  4/1/2046 190,553
340,000 3.900%,  6/15/2047 265,642
Hyundai Capital America
375,000 1.800%,  1/10/2028
c
350,701
310,000 5.300%,  6/24/2029
c
315,363
Jacobs Entertainment, Inc.
178,000 6.750%,  2/15/2029
c
173,550
K Hovnanian Enterprises, Inc.
98,000 11.750%,  9/30/2029
c
106,113
KB Home
215,000 4.800%,  11/15/2029 210,101
L Brands, Inc.
201,000 6.625%,  10/1/2030
c
205,742
110,000 6.875%,  11/1/2035 113,188
Las Vegas Sands Corporation
99,000 5.900%,  6/1/2027 100,652
499,000 5.625%,  6/15/2028 506,941
Lennar Corporation
329,000 5.200%,  7/30/2030 335,167
Life Time, Inc.
98,000 6.000%,  11/15/2031
c
98,723
Light & Wonder International, Inc.
65,000 7.250%,  11/15/2029
c
66,748
Lithia Motors, Inc.
130,000 4.625%,  12/15/2027
c
127,983
Live Nation Entertainment, Inc.
71,000 4.750%,  10/15/2027
c
69,902
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 217,988
498,000 2.625%,  4/1/2031 447,457
Macy's Retail Holdings, LLC
63,000 6.125%,  3/15/2032
a,c
60,321
41,000 7.375%,  8/1/2033
c
41,156
75,000 4.500%,  12/15/2034 60,714
Marriott International, Inc./MD
231,000 5.100%,  4/15/2032 233,714
Match Group Holdings II, LLC
147,000 4.125%,  8/1/2030
c
137,095
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
c
128,073
McDonald's Corporation
470,000 4.450%,  3/1/2047 393,797
Melco Resorts Finance, Ltd.
176,000 5.375%,  12/4/2029
c
167,828
293,000 7.625%,  4/17/2032
c
301,154
Meritage Homes Corporation
306,000 5.650%,  3/15/2035 304,794
MGM Resorts International
67,000 4.625%,  9/1/2026 66,744
108,000 6.125%,  9/15/2029 109,480
Michaels Companies, Inc.
54,000 5.250%,  5/1/2028
c
42,821
Muvico, LLC
116,000
9.000%,PIK 6.000%,
2/19/2029
c,i
124,968
Principal
Amount Long-Term Fixed Income  19.0% Value
Consumer Cyclical  0.6% - continued
NCL Corporation, Ltd.
$ 12,000 5.875%,  3/15/2026
a,c
$ 12,022
158,000 5.875%,  2/15/2027
c
158,468
279,000 6.750%,  2/1/2032
c
286,567
New Home Company, Inc.
79,000 8.500%,  11/1/2030
c
80,657
Nissan Motor Company, Ltd.
255,000 7.500%,  7/17/2030
c
263,081
194,000 4.810%,  9/17/2030
c
178,294
Parkland Corporation
70,000 6.625%,  8/15/2032
c
71,549
Phinia, Inc.
100,000 6.625%,  10/15/2032
c
101,869
Rakuten Group, Inc.
95,000 11.250%,  2/15/2027
c
102,956
115,000 9.750%,  4/15/2029
c
125,915
177,000 8.125%,  12/15/2029
c,d,j
175,640
Raven Acquisition Holdings, LLC
179,000 6.875%,  11/15/2031
c
180,795
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
c
88,944
S&S Holdings, LLC
257,000 8.375%,  10/1/2031
c
246,231
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
72,000 6.625%,  3/1/2030
c
69,361
SeaWorld Parks and
Entertainment, Inc.
153,000 5.250%,  8/15/2029
a,c
148,923
Service Corporation International/
US
64,000 3.375%,  8/15/2030 58,322
47,000 4.000%,  5/15/2031 43,599
106,000 5.750%,  10/15/2032 106,251
Six Flags Entertainment
Corporation
32,000 7.250%,  5/15/2031
a,c
32,614
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
32,000 5.375%,  4/15/2027 31,958
217,000 5.250%,  7/15/2029
a
210,865
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
32,000 6.625%,  5/1/2032
c
32,586
Sonic Automotive, Inc.
155,000 4.875%,  11/15/2031
c
146,086
Staples, Inc.
99,000 10.750%,  9/1/2029
c
92,828
Station Casinos, LLC
111,000 4.625%,  12/1/2031
c
103,877
Stellantis Finance US, Inc.
347,000 5.750%,  3/18/2030
c
347,668
200,000 6.450%,  3/18/2035
c
200,167
Tenneco, Inc.
144,000 8.000%,  11/17/2028
c
142,927
Toyota Motor Credit Corporation
329,000 4.800%,  5/15/2030 333,717
111,000 4.800%,  1/5/2034 110,800

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Consumer Cyclical  0.6% - continued
Uber Technologies, Inc.
$ 232,000 5.350%,  9/15/2054 $ 216,726
285,000 4.800%,  9/15/2034 279,935
Vail Resorts, Inc.
56,000 5.625%,  7/15/2030
c
56,308
VICI Properties, LP/VICI Note
Company, Inc.
136,000 5.750%,  2/1/2027
c
137,448
176,000 4.125%,  8/15/2030
c
168,158
Victoria's Secret & Company
201,000 4.625%,  7/15/2029
a,c
187,053
Victra Holdings, LLC/Victra
Finance Corporation
102,000 8.750%,  9/15/2029
a,c
106,899
Viking Cruises, Ltd.
252,000 5.875%,  9/15/2027
c
251,837
Walgreens Boots Alliance, Inc.
48,000 4.100%,  4/15/2050 41,099
203,000 3.200%,  4/15/2030 197,040
Walmart, Inc.
298,000 4.500%,  9/9/2052 258,950
193,000 4.900%,  4/28/2035 194,268
Wayfair, LLC
54,000 7.250%,  10/31/2029
c
54,944
45,000 7.750%,  9/15/2030
c
46,120
Wyndham Hotels & Resorts, Inc.
98,000 4.375%,  8/15/2028
c
95,101
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
60,000 5.125%,  10/1/2029
c
59,537
153,000 7.125%,  2/15/2031
c
162,732
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
c
167,555
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
c
90,145
70,000 6.750%,  4/23/2030
c
66,613
Total 24,450,859
Consumer Non-Cyclical  0.7%
1261229 B.C., Ltd.
170,000 10.000%,  4/15/2032
c
173,075
Abbott Laboratories
375,000 4.750%,  11/30/2036 369,262
AbbVie, Inc.
122,000 5.400%,  3/15/2054 117,561
755,000 4.500%,  5/14/2035 725,403
271,000 5.350%,  3/15/2044 264,720
Acadia Healthcare Company, Inc.
103,000 5.000%,  4/15/2029
c
99,528
90,000 7.375%,  3/15/2033
a,c
92,664
AdaptHealth, LLC
282,000 4.625%,  8/1/2029
a,c
264,247
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
201,000 4.625%,  1/15/2027
c
199,371
214,000 3.500%,  3/15/2029
c
201,814
30,000 6.250%,  3/15/2033
c
30,578
Altria Group, Inc.
227,000 4.875%,  2/4/2028 229,105
237,000 6.875%,  11/1/2033 263,625
Amgen, Inc.
375,000 4.200%,  2/22/2052 291,003
Principal
Amount Long-Term Fixed Income  19.0% Value
Consumer Non-Cyclical  0.7% - continued
$ 340,000 5.600%,  3/2/2043 $ 335,857
Amneal Pharmaceuticals, LLC
41,000 6.875%,  8/1/2032
c,h
41,614
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
486,000 4.700%,  2/1/2036 471,254
Anheuser-Busch InBev Worldwide,
Inc.
330,000 5.450%,  1/23/2039 334,166
305,000 5.550%,  1/23/2049 299,842
Archer-Daniels-Midland Company
450,000 2.700%,  9/15/2051 272,100
AstraZeneca plc
600,000 3.000%,  5/28/2051 400,396
BAT Capital Corporation
218,000 6.250%,  8/15/2055 220,239
244,000 7.079%,  8/2/2043 268,510
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,534
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 97,911
BellRing Brands, Inc.
69,000 7.000%,  3/15/2030
c
71,582
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 446,149
Bunge, Ltd. Finance Corporation
295,000 3.200%,  4/21/2031
c
271,199
87,000 4.650%,  9/17/2034 83,977
Cargill, Inc.
336,000 3.125%,  5/25/2051
c
219,675
350,000 5.125%,  2/11/2035
c
352,149
Cencora, Inc.
245,000 5.150%,  2/15/2035 245,636
Central Garden & Pet Company
92,000 4.125%,  10/15/2030
a
86,457
Champ Acquisition Corporation
157,000 8.375%,  12/1/2031
c
166,097
CHS/Community Health Systems,
Inc.
202,000 5.625%,  3/15/2027
c
202,318
138,000 6.000%,  1/15/2029
c
131,172
79,000 6.875%,  4/15/2029
c
61,422
75,000 4.750%,  2/15/2031
c
62,755
92,000 10.875%,  1/15/2032
c
96,451
180,000 9.750%,  1/15/2034
c,h
181,150
Conagra Brands, Inc.
394,000 1.375%,  11/1/2027 366,057
346,000 5.750%,  8/1/2035 346,819
Concentra Health Services, Inc.
57,000 6.875%,  7/15/2032
c
58,567
Constellation Brands, Inc.
192,000 2.875%,  5/1/2030 177,516
CVS Health Corporation
157,000 7.000%,  3/10/2055
d
161,528
207,000 6.750%,  12/10/2054
d
207,171
259,000 4.780%,  3/25/2038 236,670
404,000 6.000%,  6/1/2044 397,912
396,000 5.125%,  7/20/2045 347,476
DaVita, Inc.
142,000 3.750%,  2/15/2031
c
128,774
133,000 6.875%,  9/1/2032
c
136,742
79,000 6.750%,  7/15/2033
c
81,472

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Consumer Non-Cyclical  0.7% - continued
Edgewell Personal Care Company
$ 196,000 5.500%,  6/1/2028
c
$ 194,526
Eli Lilly & Company
170,000 5.500%,  2/12/2055 169,198
169,000 4.950%,  2/27/2063 151,606
Embecta Corporation
54,000 6.750%,  2/15/2030
a,c
51,605
Encompass Health Corporation
104,000 4.500%,  2/1/2028 102,256
Endo Finance Holdings, Inc.
64,000 8.500%,  4/15/2031
a,c
68,085
Energizer Holdings, Inc.
171,000 4.750%,  6/15/2028
c
166,121
Fortrea Holdings, Inc.
34,000 7.500%,  7/1/2030
a,c
31,086
General Mills, Inc.
91,000 4.950%,  3/29/2033 90,759
Grifols SA
168,000 4.750%,  10/15/2028
c
161,836
HCA, Inc.
337,000 5.250%,  3/1/2030 344,249
396,000 3.500%,  9/1/2030 373,299
222,000 5.450%,  9/15/2034 222,899
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
129,000 7.875%,  9/1/2025
a,c
129,323
HLF Financing SARL, LLC/
Herbalife International, Inc.
107,000 12.250%,  4/15/2029
c
115,956
77,000 4.875%,  6/1/2029
c
64,169
Illumina, Inc.
277,000 4.650%,  9/9/2026 276,859
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
c
387,201
Insulet Corporation
45,000 6.500%,  4/1/2033
c
46,257
IQVIA, Inc.
158,000 6.250%,  6/1/2032
c
162,022
Jazz Securities DAC
99,000 4.375%,  1/15/2029
c
95,770
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
392,000 3.000%,  5/15/2032 343,198
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
332,000 6.375%,  4/15/2066
c
327,223
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
330,000 5.950%,  4/20/2035
c
340,508
Johnson & Johnson
258,000 5.250%,  6/1/2054 254,350
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
125,000 9.000%,  2/15/2029
c
130,451
Kenvue, Inc.
386,000 4.850%,  5/22/2032 388,920
Keurig Dr Pepper, Inc.
259,000 5.150%,  5/15/2035 257,612
Principal
Amount Long-Term Fixed Income  19.0% Value
Consumer Non-Cyclical  0.7% - continued
Kimberly-Clark Corporation
$ 390,000 3.900%,  5/4/2047 $ 309,895
Kraft Heinz Foods Company
234,000 4.375%,  6/1/2046 185,911
Lamb Weston Holdings, Inc.
70,000 4.125%,  1/31/2030
c
66,592
72,000 4.375%,  1/31/2032
c
67,274
LifePoint Health, Inc.
100,000 9.875%,  8/15/2030
c
107,779
72,000 11.000%,  10/15/2030
c
79,135
55,000 10.000%,  6/1/2032
c
57,097
L'Oreal SA
200,000 5.000%,  5/20/2035
c
201,732
Mars, Inc.
60,000 5.650%,  5/1/2045
c
59,588
Medline Borrower, LP/Medline Co-
Issuer, Inc.
82,000 6.250%,  4/1/2029
c
83,611
Mozart Debt Merger Sub, Inc.
379,000 3.875%,  4/1/2029
c
361,443
197,000 5.250%,  10/1/2029
c
193,151
Newell Brands, Inc.
66,000 6.375%,  9/15/2027 66,516
65,000 6.625%,  9/15/2029 64,712
42,000 6.375%,  5/15/2030 40,700
Novartis Capital Corporation
260,000 4.700%,  9/18/2054 230,393
Organon & Company/Organon
Foreign Debt Co-Issuer BV
248,000 5.125%,  4/30/2031
a,c
214,549
Owens & Minor, Inc.
79,000 6.625%,  4/1/2030
a,c
71,139
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 183,535
477,000 4.650%,  7/23/2032 476,614
Performance Food Group, Inc.
145,000 4.250%,  8/1/2029
c
139,408
181,000 6.125%,  9/15/2032
c
183,803
Perrigo Finance Unlimited
Company
100,000 4.900%,  6/15/2030 97,509
62,000 6.125%,  9/30/2032 62,649
Pfizer Investment Enterprises,
Private Ltd.
511,000 5.300%,  5/19/2053 477,150
230,000 5.110%,  5/19/2043 217,738
Philip Morris International, Inc.
236,000 5.500%,  9/7/2030 245,947
120,000 5.125%,  2/13/2031 122,541
341,000 5.375%,  2/15/2033 349,949
333,000 4.900%,  11/1/2034 328,610
Post Holdings, Inc.
95,000 4.625%,  4/15/2030
c
90,744
252,000 4.500%,  9/15/2031
c
232,927
92,000 6.250%,  10/15/2034
c
92,115
Prime Healthcare Services, Inc.
262,000 9.375%,  9/1/2029
c
260,363
Radiology Partners, Inc.
161,000 8.500%,  7/15/2032
c
162,676
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
c
188,069
Royalty Pharma plc
235,000 5.150%,  9/2/2029 239,320

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Consumer Non-Cyclical  0.7% - continued
Select Medical Corporation
$ 69,000 6.250%,  12/1/2032
a,c
$ 68,822
Simmons Foods, Inc.
196,000 4.625%,  3/1/2029
c
185,478
Sotera Health Holdings, LLC
69,000 7.375%,  6/1/2031
c
71,379
Spectrum Brands, Inc.
15,000 3.875%,  3/15/2031
c
11,967
Star Parent, Inc.
54,000 9.000%,  10/1/2030
c
56,786
Stryker Corporation
277,000 5.200%,  2/10/2035 281,307
Sysco Corporation
325,000 6.600%,  4/1/2040 354,234
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 221,746
346,000 5.650%,  7/5/2044 342,337
Takeda US Financing, Inc.
200,000 5.200%,  7/7/2035 199,250
Tenet Healthcare Corporation
302,000 5.125%,  11/1/2027 300,778
198,000 4.375%,  1/15/2030 190,365
244,000 6.750%,  5/15/2031 251,064
Teva Pharmaceutical Finance
Company, LLC
67,000 6.150%,  2/1/2036 68,065
US Acute Care Solutions, LLC
208,000 9.750%,  5/15/2029
c
212,518
Whirlpool Corporation
71,000 6.500%,  6/15/2033 69,962
Wyeth, LLC
229,000 6.500%,  2/1/2034 254,309
Zoetis, Inc.
509,000 4.700%,  2/1/2043 462,258
Total 27,089,125
Energy  0.4%
Aethon United BR, LP/Aethon
United Finance Corporation
33,000 7.500%,  10/1/2029
c
34,575
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
122,000 5.375%,  6/15/2029
c
120,974
Archrock Partners, LP/Archrock
Partners Finance Corporation
98,000 6.250%,  4/1/2028
c
97,994
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
66,000 5.875%,  6/30/2029
c
65,764
79,000 6.625%,  7/15/2033
c
80,095
Baytex Energy Corporation
109,000 8.500%,  4/30/2030
c
110,923
52,000 7.375%,  3/15/2032
c
50,287
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
105,000 7.000%,  7/15/2029
c
108,885
BP Capital Markets America, Inc.
613,000 2.939%,  6/4/2051 380,334
Buckeye Partners, LP
90,000 4.500%,  3/1/2028
c
87,853
60,000 6.875%,  7/1/2029
c
61,764
Principal
Amount Long-Term Fixed Income  19.0% Value
Energy  0.4% - continued
$ 32,000 6.750%,  2/1/2030
c
$ 33,128
California Resources Corporation
79,000 8.250%,  6/15/2029
c
81,152
Cheniere Energy Partners, LP
823,000 4.500%,  10/1/2029 814,070
Cheniere Energy, Inc.
64,000 5.650%,  4/15/2034 65,101
Civitas Resources, Inc.
50,000 8.375%,  7/1/2028
c
51,416
236,000 8.750%,  7/1/2031
c
238,912
118,000 9.625%,  6/15/2033
c
121,372
CNX Resources Corporation
67,000 6.000%,  1/15/2029
c
66,964
Columbia Pipelines Holding
Company, LLC
240,000 6.042%,  8/15/2028
c
249,442
Columbia Pipelines Operating
Company, LLC
59,000 5.927%,  8/15/2030
c
62,092
Comstock Resources, Inc.
103,000 6.750%,  3/1/2029
c
101,174
230,000 5.875%,  1/15/2030
c
217,117
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
c
385,239
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
c
126,022
Crescent Energy Finance, LLC
181,000 7.625%,  4/1/2032
c
176,875
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
142,000 8.625%,  3/15/2029
c
147,781
80,000 7.375%,  6/30/2033
c
79,083
Diamond Foreign Asset Company/
Diamond Finance, LLC
47,000 8.500%,  10/1/2030
c
48,985
Diamondback Energy, Inc.
356,000 5.750%,  4/18/2054 330,649
Eastern Energy Gas Holdings, LLC
455,000 5.800%,  1/15/2035 471,938
Enbridge, Inc.
390,000 5.250%,  4/5/2027 394,491
Enerflex, Ltd.
51,000 9.000%,  10/15/2027
c
52,518
Energy Transfer, LP
154,000 8.000%,  5/15/2054
d
164,054
176,000 4.000%,  10/1/2027 174,262
175,000 5.150%,  2/1/2043 153,987
445,000 6.000%,  6/15/2048 426,064
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 197,532
Excelerate Energy, LP
78,000 8.000%,  5/15/2030
c
81,655
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 317,610
Genesis Energy LP/Genesis
Energy Finance Corporation
106,000 8.875%,  4/15/2030 112,210
158,000 7.875%,  5/15/2032 163,404
Gulfport Energy Operating
Corporation
48,000 6.750%,  9/1/2029
c
48,780

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Energy  0.4% - continued
Halliburton Company
$ 228,000 5.000%,  11/15/2045 $ 200,000
Harvest Midstream I, LP
145,000 7.500%,  9/1/2028
c
146,765
Hess Midstream Operations, LP
143,000 4.250%,  2/15/2030
c
138,365
Hilcorp Energy I, LP/Hilcorp
Finance Company
200,000 5.750%,  2/1/2029
c
196,457
64,000 6.000%,  4/15/2030
c
62,934
149,000 6.250%,  4/15/2032
c
143,037
Howard Midstream Energy
Partners, LLC
186,000 7.375%,  7/15/2032
c
192,309
ITT Holdings, LLC
239,000 6.500%,  8/1/2029
c
227,650
Kodiak Gas Services, LLC
79,000 7.250%,  2/15/2029
c
80,907
MEG Energy Corporation
79,000 5.875%,  2/1/2029
c
79,010
Moss Creek Resources Holdings,
Inc.
46,000 8.250%,  9/1/2031
c
44,903
MPLX, LP
455,000 4.950%,  9/1/2032 449,461
84,000 5.000%,  3/1/2033 82,722
Nabors Industries, Inc.
64,000 7.375%,  5/15/2027
c
64,592
162,000 9.125%,  1/31/2030
c
160,337
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
52,000 8.125%,  2/15/2029
c
51,458
190,000 8.375%,  2/15/2032
a,c
185,858
Noble Finance II, LLC
136,000 8.000%,  4/15/2030
c
138,716
Northern Oil and Gas, Inc.
109,000 8.750%,  6/15/2031
c
111,985
NuStar Logistics, LP
127,000 6.375%,  10/1/2030 130,835
Occidental Petroleum Corporation
218,000 5.000%,  8/1/2027 219,568
ONEOK, Inc.
191,000 5.700%,  11/1/2054 175,404
121,000 5.000%,  3/1/2026 121,121
254,000 4.750%,  10/15/2031 251,603
155,000 5.600%,  4/1/2044 141,814
Ovintiv, Inc.
295,000 7.200%,  11/1/2031 320,831
PBF Holding Company, LLC/PBF
Finance Corporation
95,000 6.000%,  2/15/2028 91,424
103,000 7.875%,  9/15/2030
c
93,940
Permian Resources Operating,
LLC
125,000 6.250%,  2/1/2033
c
125,744
Prairie Acquiror, LP
105,000 9.000%,  8/1/2029
c
108,758
Precision Drilling Corporation
89,000 6.875%,  1/15/2029
c
88,943
Range Resources Corporation
94,000 4.750%,  2/15/2030
c
91,374
Rockies Express Pipeline, LLC
164,000 4.950%,  7/15/2029
c
160,796
Principal
Amount Long-Term Fixed Income  19.0% Value
Energy  0.4% - continued
Saturn Oil & Gas, Inc.
$ 43,000 9.625%,  6/15/2029
a,c
$ 42,577
SM Energy Company
105,000 6.500%,  7/15/2028 105,652
46,000 7.000%,  8/1/2032
c
45,550
South Bow USA Infrastructure
Holdings, LLC
303,000 5.026%,  10/1/2029
c
302,734
118,000 5.584%,  10/1/2034
c
116,480
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
64,000 5.875%,  3/1/2027 63,780
Sunoco, LP
191,000 7.000%,  5/1/2029
c
197,698
Sunoco, LP/Sunoco Finance
Corporation
94,000 5.875%,  3/15/2028 93,744
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
315,000 5.500%,  1/15/2028
c
312,171
95,000 7.375%,  2/15/2029
c
97,472
Talos Production, Inc.
51,000 9.000%,  2/1/2029
c
52,270
Targa Resources Corporation
152,000 6.125%,  5/15/2055 148,500
400,000 4.200%,  2/1/2033 373,965
TGNR Intermediate Holdings, LLC
123,000 5.500%,  10/15/2029
c
119,816
Tidewater, Inc.
40,000 9.125%,  7/15/2030
c
41,952
TotalEnergies Capital SA
205,000 5.275%,  9/10/2054 190,214
Transocean, Inc.
239,200 8.750%,  2/15/2030
c
247,995
USA Compression Partners, LP/
USA Compression Finance
Corporation
114,000 7.125%,  3/15/2029
c
116,537
Valaris, Ltd.
116,000 8.375%,  4/30/2030
c
119,815
Var Energi ASA
200,000 5.875%,  5/22/2030
c
205,817
Venture Global LNG, Inc.
236,000 8.125%,  6/1/2028
c
244,334
121,000 9.000%,  9/30/2029
c,d,j
121,031
94,000 7.000%,  1/15/2030
c
95,317
376,000 8.375%,  6/1/2031
c
388,919
134,000 9.875%,  2/1/2032
c
144,579
Venture Global Plaquemines LNG,
LLC
154,000 6.500%,  1/15/2034
c
158,428
77,000 7.750%,  5/1/2035
c
84,428
231,000 6.750%,  1/15/2036
c
237,631
Vital Energy, Inc.
107,000 7.750%,  7/31/2029
c
97,359
80,000 7.875%,  4/15/2032
a,c
70,217
Western Midstream Operating, LP
234,000 6.350%,  1/15/2029 244,330
114,000 6.150%,  4/1/2033 118,907
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 470,820

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Energy  0.4% - continued
$ 145,000 5.600%,  3/15/2035 $ 148,208
Total 17,853,395
Financials  1.7%
200 Park Funding Trust
188,000 5.740%,  2/15/2055
c
184,889
Acrisure, LLC/Acrisure Finance,
Inc.
44,000 4.250%,  2/15/2029
c
42,007
65,000 7.500%,  11/6/2030
c
67,150
AEGON Funding Company, LLC
383,000 5.500%,  4/16/2027
a,c
386,850
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
259,000 6.100%,  1/15/2027 263,917
425,000 3.875%,  1/23/2028 418,002
363,000 5.375%,  12/15/2031 370,091
AG TTMT Escrow Issuer, LLC
50,000 8.625%,  9/30/2027
c
51,374
Agree, LP
199,000 5.625%,  6/15/2034 203,309
Air Lease Corporation
68,000 4.650%,  6/15/2026
d,j
67,172
537,000 3.000%,  2/1/2030 501,016
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
c
375,000
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
64,000 4.250%,  10/15/2027
c
62,657
237,000 6.750%,  4/15/2028
c
240,205
93,000 7.000%,  1/15/2031
c
95,629
Ally Financial, Inc.
503,000 8.000%,  11/1/2031 568,253
99,000 6.700%,  2/14/2033 102,808
American Express Company
258,000 5.043%,  7/26/2028
d
260,966
187,000 5.085%,  1/30/2031
d
190,978
American Homes 4 Rent, LP
214,000 4.950%,  6/15/2030 215,395
American International Group, Inc.
469,000 5.125%,  3/27/2033 474,746
Americold Realty Operating
Partnership, LP
318,000 5.600%,  5/15/2032 318,280
Ameriprise Financial, Inc.
434,000 5.200%,  4/15/2035 434,970
AmWINS Group, Inc.
52,000 6.375%,  2/15/2029
c
52,953
155,000 4.875%,  6/30/2029
c
150,549
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,d
227,368
Aon North America, Inc.
185,000 5.750%,  3/1/2054 180,209
Apollo Debt Solutions BDC
291,000 6.700%,  7/29/2031 303,029
Ares Capital Corporation
241,000 2.150%,  7/15/2026 235,264
203,000 5.875%,  3/1/2029 207,315
Ares Strategic Income Fund
460,000 5.450%,  9/9/2028
c
459,240
243,000 5.600%,  2/15/2030 242,126
Arthur J. Gallagher & Company
59,000 6.750%,  2/15/2054 64,413
Principal
Amount Long-Term Fixed Income  19.0% Value
Financials  1.7% - continued
$ 95,000 5.750%,  7/15/2054 $ 91,904
Aviation Capital Group, LLC
261,000 5.125%,  4/10/2030
c
262,856
Avolon Holdings Funding, Ltd.
280,000 4.950%,  1/15/2028
c
281,260
288,000 5.750%,  3/1/2029
c
295,565
421,000 5.375%,  5/30/2030
c
428,348
Azorra Finance, Ltd.
174,000 7.750%,  4/15/2030
c
181,224
Banco Santander Mexico SA
300,000 5.621%,  12/10/2029
c
307,800
Banco Santander SA
400,000 4.175%,  3/24/2028
d
397,157
Bank of America Corporation
325,000 1.734%,  7/22/2027
d
316,068
47,000 3.824%,  1/20/2028
d
46,495
199,000 5.202%,  4/25/2029
d
202,710
300,000 2.087%,  6/14/2029
d
280,869
150,000 3.974%,  2/7/2030
d
147,552
350,000 2.496%,  2/13/2031
d
319,477
600,000 1.922%,  10/24/2031
d
523,255
343,000 2.972%,  2/4/2033
d
307,064
685,000 4.571%,  4/27/2033
d
674,382
352,000 5.872%,  9/15/2034
d
370,822
143,000 5.468%,  1/23/2035
d
146,755
411,000 5.425%,  8/15/2035
d
411,741
455,000 3.846%,  3/8/2037
d
417,054
Bank of New York Mellon
Corporation
243,000 6.317%,  10/25/2029
d
256,676
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 113,602
Barclays plc
64,000 6.125%,  12/15/2025
d,j
64,080
345,000 6.496%,  9/13/2027
d
351,781
350,000 4.972%,  5/16/2029
d
353,258
444,000 4.942%,  9/10/2030
d
447,139
340,000 5.746%,  8/9/2033
d
352,573
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 5.250%,  9/10/2029
c
203,544
200,000 7.625%,  2/11/2035
c,d
205,469
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 289,763
BlackRock Funding, Inc.
125,000 5.250%,  3/14/2054 118,865
Blackstone Private Credit Fund
315,000 5.600%,  11/22/2029 317,349
Blue Owl Credit Income
Corporation
286,000 4.700%,  2/8/2027 283,809
Blue Owl Technology Finance
Corporation
150,000 4.750%,  12/15/2025
c
149,426
539,000 6.100%,  3/15/2028
c
542,114
248,000 6.750%,  4/4/2029 253,973
BNP Paribas SA
422,000 5.283%,  11/19/2030
c,d
429,894
572,000 3.132%,  1/20/2033
c,d
511,504
BPCE SA
250,000 5.876%,  1/14/2031
c,d
259,069

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Financials  1.7% - continued
Brookfield Finance, Inc.
$ 219,000 5.813%,  3/3/2055 $ 215,994
Brown & Brown, Inc.
113,000 6.250%,  6/23/2055 115,782
95,000 5.550%,  6/23/2035 96,035
Burford Capital Global Finance,
LLC
151,000 9.250%,  7/1/2031
c
159,678
81,000 7.500%,  7/15/2033
c
81,527
Camden Property Trust
311,000 3.150%,  7/1/2029 295,978
Capital One Financial Corporation
85,000 5.700%,  2/1/2030
d
87,725
Capital One NA
480,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
490,528
Charles Schwab Corporation
234,000 6.136%,  8/24/2034
d
252,523
CHL Mortgage Pass-Through Trust
964,556
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 409,121
Chubb INA Holdings, LLC
225,000 4.350%,  11/3/2045 192,990
Citadel, LP
282,000 6.375%,  1/23/2032
c
292,681
Citibank NA
419,000 4.914%,  5/29/2030 425,573
Citigroup, Inc.
468,000 3.668%,  7/24/2028
d
460,288
99,000 3.520%,  10/27/2028
d
96,842
93,000 6.875%,  8/15/2030
d,j
93,791
461,000 4.952%,  5/7/2031
d
465,378
484,000 4.910%,  5/24/2033
d
483,009
287,000 6.174%,  5/25/2034
d
300,134
324,000 6.020%,  1/24/2036
d
332,046
Citizens Financial Group, Inc.
167,000 5.718%,  7/23/2032
d
172,300
CNA Financial Corporation
177,000 5.125%,  2/15/2034 175,623
Comerica, Inc.
90,000 5.982%,  1/30/2030
d
92,543
Constellation Insurance, Inc.
153,000 6.800%,  1/24/2030
c
150,905
Corebridge Financial, Inc.
131,000 6.375%,  9/15/2054
d
130,790
171,000 4.350%,  4/5/2042 143,124
Countrywide Home Loans, Inc.
150,241
5.750%,  4/25/2037, Ser.
2007-3, Class A27 64,641
Cousins Properties, LP
133,000 5.375%,  2/15/2032 134,262
Credit Acceptance Corporation
96,000 9.250%,  12/15/2028
c
101,528
Credit Agricole SA
250,000 5.230%,  1/9/2029
c,d
253,286
272,000 5.222%,  5/27/2031
c,d
276,444
Credit Suisse Group AG
350,000 7.250%,  N/A
*,k
23,625
Deutsche Bank AG/New York, NY
300,000 5.297%,  5/9/2031
d
304,994
247,000 4.950%,  8/4/2031
d,h
247,409
525,000 3.729%,  1/14/2032
d
485,949
Principal
Amount Long-Term Fixed Income  19.0% Value
Financials  1.7% - continued
Drawbridge Special Opportunities
Fund, LP
$ 226,000 3.875%,  2/15/2026
c
$ 222,672
Elevance Health, Inc.
460,000 3.125%,  5/15/2050 293,224
306,000 4.625%,  5/15/2042 266,697
Encore Capital Group, Inc.
27,000 9.250%,  4/1/2029
c
28,438
203,000 8.500%,  5/15/2030
c
214,879
EPR Properties
210,000 4.950%,  4/15/2028 210,020
ERP Operating, LP
346,000 4.950%,  6/15/2032 348,826
Fairfax Financial Holdings, Ltd.
252,000 6.350%,  3/22/2054 254,058
FirstCash, Inc.
162,000 5.625%,  1/1/2030
c
160,323
First-Citizens Bank & Trust
Company
210,000 6.125%,  3/9/2028 217,253
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
c
229,634
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
59,256
Freedom Mortgage Holdings, LLC
151,000 9.250%,  2/1/2029
c
157,385
65,000 9.125%,  5/15/2031
c
67,568
130,000 8.375%,  4/1/2032
c
132,961
FTAI Aviation Investors, LLC
68,000 5.500%,  5/1/2028
c
67,836
154,000 7.000%,  5/1/2031
c
159,782
92,000 7.000%,  6/15/2032
c
95,276
GGAM Finance, Ltd.
62,000 7.750%,  5/15/2026
c
62,414
66,000 8.000%,  6/15/2028
c
69,815
182,000 5.875%,  3/15/2030
c
181,780
Global Aircraft Leasing Company,
Ltd.
199,000 8.750%,  9/1/2027
c
205,495
Global Net Lease, Inc.
42,000 4.500%,  9/30/2028
c
40,399
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
141,000 3.750%,  12/15/2027
c
134,387
goeasy, Ltd.
95,000 9.250%,  12/1/2028
c
100,554
33,000 7.625%,  7/1/2029
c
33,982
Goldman Sachs BDC, Inc.
153,000 6.375%,  3/11/2027 155,968
Goldman Sachs Group, Inc.
320,000 1.948%,  10/21/2027
d
309,885
356,000 6.484%,  10/24/2029
d
376,364
354,000 5.218%,  4/23/2031
d
361,977
145,000 1.992%,  1/27/2032
d
125,804
898,000 3.102%,  2/24/2033
d
807,361
Goldman Sachs Private Credit
Corporation
216,000 5.875%,  5/6/2028
c
217,659
Howard Hughes Corporation
42,000 4.125%,  2/1/2029
c
40,037
HSBC Holdings plc
130,000 6.875%,  9/11/2029
d,j
133,985

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Financials  1.7% - continued
$ 349,000 5.130%,  3/3/2031
d
$ 353,826
HUB International, Ltd.
185,000 7.250%,  6/15/2030
c
192,851
Huntington Bancshares, Inc./OH
290,000 5.709%,  2/2/2035
d
296,664
294,000 6.141%,  11/18/2039
d
300,534
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
69,000 6.250%,  5/15/2026 68,555
255,000 5.250%,  5/15/2027 248,435
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 242,773
Jackson National Life Global
Funding
318,000 5.550%,  7/2/2027
c
323,533
Jane Street Group/JSG Finance,
Inc.
105,000 4.500%,  11/15/2029
c
100,568
42,000 7.125%,  4/30/2031
c
43,379
70,000 6.125%,  11/1/2032
c
69,452
230,000 6.750%,  5/1/2033
c
235,378
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
47,000 5.000%,  8/15/2028
c
45,324
200,000 6.625%,  10/15/2031
c
198,983
Jefferson Capital Holdings, LLC
52,000 6.000%,  8/15/2026
c
51,856
131,000 9.500%,  2/15/2029
c
138,240
54,000 8.250%,  5/15/2030
c
56,341
JPMorgan Chase & Company
460,000 2.947%,  2/24/2028
d
449,212
411,000 4.979%,  7/22/2028
d
414,957
594,000 4.505%,  10/22/2028
d
594,699
575,000 4.203%,  7/23/2029
d
571,105
425,000 2.522%,  4/22/2031
d
388,322
450,000 1.953%,  2/4/2032
d
390,399
457,000 4.586%,  4/26/2033
d
451,554
342,000 4.912%,  7/25/2033
d
344,063
294,000 5.766%,  4/22/2035
d
308,342
228,000 5.502%,  1/24/2036
d
233,919
273,000 5.534%,  11/29/2045
d
273,090
KeyBank NA/Cleveland, OH
308,000 5.000%,  1/26/2033 304,938
Kilroy Realty, LP
118,000 4.250%,  8/15/2029 113,786
Liberty Mutual Group, Inc.
35,000 4.125%,  12/15/2051
c,d
34,059
Lincoln National Corporation
500,000 2.330%,  8/15/2030
c
445,333
Lloyds Banking Group plc
340,000 5.871%,  3/6/2029
d
350,453
250,000 6.068%,  6/13/2036
d
255,805
LPL Holdings, Inc.
399,000 4.900%,  4/3/2028 401,219
Macquarie Airfinance Holdings,
Ltd.
319,000 5.200%,  3/27/2028
c
321,976
61,000 6.400%,  3/26/2029
c
63,415
211,000 5.150%,  3/17/2030
c
210,822
Marsh & McLennan Companies,
Inc.
84,000 5.450%,  3/15/2053 80,849
Principal
Amount Long-Term Fixed Income  19.0% Value
Financials  1.7% - continued
Massachusetts Mutual Life
Insurance Company
$ 525,000 3.200%,  12/1/2061
c
$ 315,778
Mitsubishi UFJ Financial Group,
Inc.
350,000 2.048%,  7/17/2030 310,108
Mizuho Financial Group, Inc.
200,000 5.098%,  5/13/2031
d
203,148
Molina Healthcare, Inc.
55,000 4.375%,  6/15/2028
c
52,639
81,000 6.250%,  1/15/2033
c
79,915
Morgan Stanley
230,000 5.516%,  11/19/2055
d
225,313
450,000 4.350%,  9/8/2026 448,828
468,000 3.591%,  7/22/2028
d
459,967
227,000 5.164%,  4/20/2029
d
230,660
440,000 3.622%,  4/1/2031
d
421,451
227,000 5.250%,  4/21/2034
d
230,669
214,000 5.831%,  4/19/2035
d
224,327
172,000 5.587%,  1/18/2036
d
176,533
400,000 5.297%,  4/20/2037
d
400,051
MPT Operating Partnership, LP/
MPT Finance Corporation
92,000 8.500%,  2/15/2032
c
95,625
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 217,351
National Securities Clearing
Corporation
272,000 4.700%,  5/20/2030
c
275,217
Nationstar Mortgage Holdings,
Inc.
33,000 5.500%,  8/15/2028
c
32,956
68,000 6.500%,  8/1/2029
c
69,551
102,000 5.125%,  12/15/2030
c
101,806
38,000 7.125%,  2/1/2032
c
39,681
Nationwide Building Society
325,000 5.537%,  7/14/2036
c,d
328,465
NatWest Group plc
225,000 4.445%,  5/8/2030
d
223,418
359,000 6.475%,  6/1/2034
d
374,852
Navient Corporation
38,000 5.000%,  3/15/2027 37,581
42,000 5.500%,  3/15/2029 41,086
New York Life Global Funding
337,000 4.550%,  1/28/2033
c
331,142
Nomura Holdings, Inc.
365,000 5.783%,  7/3/2034 378,891
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 409,757
273,000 5.200%,  7/1/2030 273,867
Omnis Funding Trust
258,000 6.722%,  5/15/2055
c
266,844
OneMain Finance Corporation
91,000 3.500%,  1/15/2027 88,793
105,000 3.875%,  9/15/2028 100,139
74,000 6.750%,  3/15/2032 75,087
336,000 7.125%,  9/15/2032 346,296
Osaic Holdings, Inc.
123,000 6.750%,  8/1/2032
c,h
124,484
Panther Escrow Issuer, LLC
150,000 7.125%,  6/1/2031
c
155,115

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Financials  1.7% - continued
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
$ 182,000 4.875%,  5/15/2029
c
$ 175,074
PennyMac Financial Services, Inc.
41,000 7.125%,  11/15/2030
c
42,263
117,000 6.875%,  5/15/2032
c
119,205
77,000 6.875%,  2/15/2033
c
78,479
Phoenix Aviation Capital, Ltd.
128,000 9.250%,  7/15/2030
c
134,119
PNC Financial Services Group,
Inc.
120,000 6.615%,  10/20/2027
d
122,836
PRA Group, Inc.
100,000 8.375%,  2/1/2028
c
102,295
Prologis Targeted US Logistics
Fund, LP
240,000 5.250%,  4/1/2029
c
245,840
158,000 5.250%,  1/15/2035
c
158,589
Prologis, LP
160,000 5.250%,  3/15/2054 149,362
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
d
420,428
Regency Centers, LP
350,000 4.125%,  3/15/2028 347,899
176,000 5.250%,  1/15/2034 178,636
RenaissanceRe Holdings, Ltd.
405,000 5.800%,  4/1/2035 416,242
RGA Global Funding
117,000 5.500%,  1/11/2031
c
120,537
RHP Hotel Properties, LP/RHP
Finance Corporation
32,000 4.750%,  10/15/2027 31,655
65,000 4.500%,  2/15/2029
c
63,215
Rithm Capital Corporation
80,000 8.000%,  7/15/2030
c
81,442
RLJ Lodging Trust, LP
60,000 4.000%,  9/15/2029
c
55,995
Rocket Companies, Inc.
119,000 6.375%,  8/1/2033
c
121,378
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
97,000 3.625%,  3/1/2029
c
91,630
74,000 3.875%,  3/1/2031
c
68,259
65,000 4.000%,  10/15/2033
c
57,507
Ryan Specialty, LLC
34,000 4.375%,  2/1/2030
c
32,623
162,000 5.875%,  8/1/2032
c
162,448
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
d
117,646
288,000 5.473%,  3/20/2029
d
292,675
105,000 6.174%,  1/9/2030
d
109,393
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
d
584,144
Service Properties Trust
70,000 5.500%,  12/15/2027 69,033
25,000 8.625%,  11/15/2031
c
26,623
Simon Property Group, LP
400,000 3.800%,  7/15/2050 297,468
Sixth Street Lending Partners
210,000 6.125%,  7/15/2030
c
213,967
SLM Corporation
57,000 6.500%,  1/31/2030 59,209
Principal
Amount Long-Term Fixed Income  19.0% Value
Financials  1.7% - continued
Societe Generale SA
$ 70,000 10.000%,  11/14/2028
c,d,j
$ 77,166
344,000 5.249%,  5/22/2029
c,d
347,650
Standard Chartered plc
375,000 5.545%,  1/21/2029
c,d
382,807
Starwood Property Trust, Inc.
62,000 4.375%,  1/15/2027
c
60,941
107,000 6.500%,  10/15/2030
c
110,136
State Street Corporation
444,000 4.530%,  2/20/2029
d
445,891
Stonex Escrow Issuer, LLC
221,000 6.875%,  7/15/2032
c
224,970
Sumitomo Mitsui Financial Group,
Inc.
338,000 5.710%,  1/13/2030 353,210
200,000 1.710%,  1/12/2031 171,486
Synchrony Financial
144,000 5.935%,  8/2/2030
d
148,001
67,000 7.250%,  2/2/2033 70,409
Synovus Bank
250,000 5.625%,  2/15/2028 253,546
Toronto-Dominion Bank
151,000 5.146%,  9/10/2034
d
151,805
Travelers Companies, Inc.
145,000 5.050%,  7/24/2035 145,357
Truist Financial Corporation
230,000 6.047%,  6/8/2027
d
232,398
162,000 5.125%,  12/15/2027
d,j
159,215
270,000 5.122%,  1/26/2034
d
270,090
152,000 5.711%,  1/24/2035
d
157,277
U.S. Bancorp
352,000 5.775%,  6/12/2029
d
364,441
89,000 5.836%,  6/12/2034
d
93,339
160,000 5.678%,  1/23/2035
d
165,802
UBS Group AG
355,000 6.246%,  9/22/2029
c,d
372,002
282,000 3.091%,  5/14/2032
c,d
256,214
200,000 5.699%,  2/8/2035
c,d
207,263
300,000 5.379%,  9/6/2045
c,d
289,461
United Wholesale Mortgage, LLC
175,000 5.500%,  4/15/2029
c
171,175
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 224,988
342,000 4.750%,  5/15/2052 287,509
Vornado Realty, LP
48,000 3.400%,  6/1/2031 42,091
Wells Fargo & Company
600,000 4.900%,  1/24/2028
d
603,129
342,000 3.526%,  3/24/2028
d
336,581
256,000 5.707%,  4/22/2028
d
260,992
481,000 2.393%,  6/2/2028
d
463,101
236,000 5.574%,  7/25/2029
d
243,006
187,000 5.389%,  4/24/2034
d
191,330
550,000 4.900%,  11/17/2045 484,986
XHR, LP
64,000 4.875%,  6/1/2029
c
61,771
35,000 6.625%,  5/15/2030
c
35,573
Zions Bancorp NA
250,000 6.816%,  11/19/2035
d
260,980
Total 67,243,979

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Foreign Government  <0.1%
Eagle Funding Luxco SARL
$ 250,000 5.500%,  8/17/2030
c,h
$ 251,125
NBN Company, Ltd.
375,000 2.625%,  5/5/2031
c
337,421
Saudi Arabian Oil Company
288,000 5.250%,  7/17/2034
c
291,332
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
c
137,673
Total 1,017,551
Mortgage-Backed Securities  5.7%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
633,295 5.500%,  12/1/2038 646,629
6,636,547 5.500%,  2/1/2040 6,760,628
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,496,798 2.000%,  1/1/2052 2,778,083
818,309 6.000%,  1/1/2055 843,256
1,618,487 2.000%,  5/1/2051 1,285,844
6,040,507 2.500%,  5/1/2051 5,012,597
2,651,751 3.500%,  5/1/2052 2,389,736
2,852,828 4.000%,  5/1/2052 2,659,974
1,807,783 5.000%,  7/1/2053 1,774,336
1,498,791 5.500%,  7/1/2053 1,502,992
1,998,984 3.500%,  8/1/2052 1,801,069
1,795,297 5.000%,  8/1/2053 1,766,416
5,639,957 5.500%,  9/1/2053 5,668,082
2,123,386 3.500%,  9/1/2047 1,946,076
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,430,311 2.500%,  7/1/2030 1,377,230
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
429,260 5.500%,  9/1/2039 439,358
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,943,517 3.000%,  12/1/2036 1,824,607
1,669,743 3.000%,  8/1/2038 1,569,186
2,438,759 3.500%,  5/1/2040 2,312,002
1,609,095 2.500%,  4/1/2042 1,418,421
660,385 2.000%,  5/1/2042 564,083
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,196,506 3.000%,  1/1/2052 5,352,099
1,053,383 2.000%,  2/1/2051 836,881
690,694 2.000%,  2/1/2051 547,963
1,816,710 2.500%,  2/1/2051 1,510,354
3,214,462 2.500%,  2/1/2051 2,638,251
3,604,853 5.500%,  2/1/2055 3,615,314
12,333,350 2.000%,  3/1/2051 9,699,760
4,530,837 4.000%,  3/1/2051 4,246,156
1,032,498 2.000%,  3/1/2052 818,994
6,810,136 3.000%,  3/1/2052 5,844,536
8,265,733 2.000%,  4/1/2051 6,474,029
3,308,803 3.000%,  4/1/2051 2,839,693
3,817,341 3.000%,  5/1/2050 3,279,025
1,296,858 2.000%,  5/1/2051 1,025,253
Principal
Amount Long-Term Fixed Income  19.0% Value
Mortgage-Backed Securities  5.7% - continued
$ 3,013,553 3.000%,  5/1/2051 $ 2,643,648
1,194,979 3.500%,  5/1/2052 1,074,843
6,807,447 2.000%,  6/1/2050 5,379,267
2,136,481 3.000%,  6/1/2050 1,878,599
1,184,336 4.000%,  6/1/2052 1,095,472
1,287,374 5.000%,  6/1/2053 1,265,528
4,609,353 2.500%,  7/1/2051 3,838,771
1,705,314 3.500%,  7/1/2051 1,541,707
1,015,547 3.000%,  7/1/2052 883,466
3,324,463 4.000%,  7/1/2052 3,075,033
3,287,622 3.500%,  8/1/2050 2,982,816
4,731,206 3.500%,  8/1/2052 4,241,695
5,905,394 4.500%,  8/1/2052 5,616,156
2,392,548 5.000%,  8/1/2053 2,351,948
5,440,813 6.000%,  8/1/2054 5,620,010
4,875,000 2.500%,  8/1/2055
h
3,993,726
2,241,627 2.500%,  9/1/2051 1,861,350
1,394,982 3.500%,  9/1/2052 1,258,686
2,624,299 3.500%,  9/1/2052 2,367,646
1,920,783 5.000%,  9/1/2052 1,883,954
1,797,310 4.500%,  9/1/2053 1,719,446
2,798,315 4.500%,  9/1/2053 2,666,266
4,806,739 4.000%,  10/1/2052 4,465,196
1,269,807 2.000%,  11/1/2051 1,008,791
1,810,150 3.500%,  11/1/2052 1,638,520
5,216,504 2.000%,  12/1/2050 4,124,005
8,164,859 2.500%,  12/1/2051 6,772,228
3,556,317 4.500%,  12/1/2052 3,401,065
6,340,000 5.500%,  8/1/2042
h
6,306,435
2,469,838 3.500%,  12/1/2047 2,269,747
3,200,000 4.000%,  8/1/2048
h
2,951,057
4,550,000 4.500%,  8/1/2048
h
4,315,647
13,000,000 5.000%,  8/1/2048
h
12,651,570
9,030,000 3.000%,  8/1/2049
h
7,726,537
6,650,000 3.500%,  9/1/2049
h
5,931,655
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,448,942 2.500%,  3/1/2062 4,272,387
1,544,022 3.500%,  7/1/2061 1,354,840
2,466,482 4.000%,  12/1/2061 2,258,773
PRPM, LLC
707,787
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,e
709,032
Total 226,466,431
Technology  0.5%
Accenture Capital, Inc.
312,000 4.500%,  10/4/2034 301,926
Adobe, Inc.
455,000 5.300%,  1/17/2035 473,631
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052
a
191,218
Alphabet, Inc.
259,000 5.250%,  5/15/2055 254,132
Amentum Holdings, Inc.
241,000 7.250%,  8/1/2032
c
249,308
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 451,370
Apple, Inc.
400,000 2.650%,  2/8/2051 246,876
746,000 3.750%,  9/12/2047 585,401
Block, Inc.
71,000 3.500%,  6/1/2031 65,068

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Technology  0.5% - continued
$ 295,000 6.500%,  5/15/2032 $ 302,725
Boost Newco Borrower, LLC
194,000 7.500%,  1/15/2031
c
205,118
Broadcom, Inc.
393,000 4.900%,  7/15/2032 394,212
75,000 3.469%,  4/15/2034
c
66,659
457,000 3.137%,  11/15/2035
c
383,593
380,000 3.187%,  11/15/2036
c
313,591
275,000 4.926%,  5/15/2037
c
265,751
CACI International, Inc.
53,000 6.375%,  6/15/2033
c
54,195
Central Parent, Inc./CDK Global,
Inc.
126,000 7.250%,  6/15/2029
c
103,531
Cisco Systems, Inc.
124,000 5.300%,  2/26/2054 119,478
Clarivate Science Holdings
Corporation
70,000 3.875%,  7/1/2028
c
66,912
Cloud Software Group, Inc.
479,000 6.500%,  3/31/2029
c
483,735
CommScope Technologies, LLC
79,000 5.000%,  3/15/2027
c
77,360
CommScope, LLC
74,000 4.750%,  9/1/2029
c
71,858
74,000 9.500%,  12/15/2031
a,c
77,927
Consensus Cloud Solutions, Inc.
33,000 6.000%,  10/15/2026
c
32,754
CoreWeave, Inc.
118,000 9.250%,  6/1/2030
c
118,596
123,000 9.000%,  2/1/2031
c
122,476
Dell International, LLC/EMC
Corporation
347,000 4.750%,  4/1/2028 349,772
Dell, Inc.
215,000 6.500%,  4/15/2038 229,652
Diebold Nixdorf, Inc.
176,000 7.750%,  3/31/2030
c
186,733
Fair Isaac Corporation
137,000 6.000%,  5/15/2033
c
137,643
Fiserv, Inc.
238,000 2.650%,  6/1/2030 216,993
243,000 5.350%,  3/15/2031 249,866
198,000 5.600%,  3/2/2033 203,518
284,000 5.150%,  8/12/2034 282,133
Foundry JV Holdco, LLC
300,000 5.900%,  1/25/2030
c
312,904
200,000 5.900%,  1/25/2033
c
205,525
Gen Digital, Inc.
78,000 7.125%,  9/30/2030
c
80,610
37,000 6.250%,  4/1/2033
c
37,721
Global Payments, Inc.
342,000 5.300%,  8/15/2029 346,734
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
77,000 4.625%,  5/1/2028
c
72,791
Hewlett Packard Enterprise
Company
434,000 4.400%,  9/25/2027 433,851
245,000 4.850%,  10/15/2031 244,091
II-VI, Inc.
56,000 5.000%,  12/15/2029
c
54,807
Principal
Amount Long-Term Fixed Income  19.0% Value
Technology  0.5% - continued
Intel Corporation
$ 493,000 4.900%,  7/29/2045 $ 409,483
ION Trading Technologies SARL
125,000 9.500%,  5/30/2029
c
129,529
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
c
138,564
190,000 4.875%,  9/15/2029
c
185,776
140,000 5.250%,  7/15/2030
c
137,582
376,000 4.500%,  2/15/2031
c
355,587
Kioxia Holdings Corporation
287,000 6.625%,  7/24/2033
c
283,993
KLA Corporation
343,000 3.300%,  3/1/2050 237,504
Marvell Technology, Inc.
57,000 5.950%,  9/15/2033 60,125
Mastercard, Inc.
275,000 3.950%,  2/26/2048 218,809
Microchip Technology, Inc.
50,000 5.050%,  3/15/2029 50,565
Micron Technology, Inc.
157,000 5.650%,  11/1/2032 162,293
Microsoft Corporation
161,000 3.041%,  3/17/2062 102,028
403,000 2.500%,  9/15/2050 243,351
NCR Atleos Corporation
52,000 9.500%,  4/1/2029
c
56,334
NCR Voyix Corporation
97,000 5.000%,  10/1/2028
c
95,414
52,000 5.125%,  4/15/2029
c
50,961
Neptune Bidco US, Inc.
160,000 9.290%,  4/15/2029
c
154,845
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 118,433
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 152,419
305,000 3.250%,  5/11/2041 223,664
Open Text Corporation
134,000 3.875%,  12/1/2029
c
125,430
Open Text Holdings, Inc.
292,000 4.125%,  2/15/2030
c
273,694
Oracle Corporation
228,000 6.900%,  11/9/2052 250,102
61,000 6.150%,  11/9/2029 64,688
229,000 5.250%,  2/3/2032 233,835
154,000 4.700%,  9/27/2034 147,964
420,000 3.850%,  7/15/2036 366,112
663,000 4.000%,  7/15/2046 506,386
Paychex, Inc.
128,000 5.600%,  4/15/2035 131,541
PayPal Holdings, Inc.
222,000 5.500%,  6/1/2054 215,867
Pitney Bowes, Inc.
33,000 6.875%,  3/15/2027
c
32,947
Qualcomm, Inc.
401,000 4.750%,  5/20/2032 404,590
RingCentral, Inc.
183,000 8.500%,  8/15/2030
c
194,433
Rocket Software, Inc.
79,000 9.000%,  11/28/2028
c
81,524
Roper Technologies, Inc.
298,000 1.750%,  2/15/2031 254,904

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Technology  0.5% - continued
Sabre GLBL, Inc.
$ 22,000 8.625%,  6/1/2027
c
$ 22,350
79,000 11.125%,  7/15/2030
c
83,286
Seagate Data Storage Technology,
Private Ltd.
131,475 9.625%,  12/1/2032
c
148,071
58,000 5.750%,  12/1/2034
c
54,537
Sensata Technologies BV
172,000 4.000%,  4/15/2029
c
163,474
Sensata Technologies, Inc.
117,000 4.375%,  2/15/2030
c
111,958
38,000 3.750%,  2/15/2031
c
34,671
37,000 6.625%,  7/15/2032
c
37,806
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
179,000 6.750%,  8/15/2032
c
184,906
SS&C Technologies, Inc.
116,000 5.500%,  9/30/2027
c
116,025
35,000 6.500%,  6/1/2032
c
35,988
Synopsys, Inc.
268,000 5.700%,  4/1/2055 264,270
UKG, Inc.
64,000 6.875%,  2/1/2031
c
65,707
Verisk Analytics, Inc.
174,000 5.250%,  3/15/2035 174,074
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
c
109,126
Xerox Corporation
102,000 10.250%,  10/15/2030
c
104,873
Xerox Holdings Corporation
12,000 5.000%,  8/15/2025
c
11,965
58,000 5.500%,  8/15/2028
c
38,361
Total 18,337,469
Transportation  0.1%
Air Canada
69,000 3.875%,  8/15/2026
c
68,260
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
111,250 5.500%,  4/20/2026
c
111,149
195,645 5.750%,  4/20/2029
c
195,576
Avianca Midco 2 plc
200,000 9.625%,  2/14/2030
c
186,000
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
75,000 5.375%,  3/1/2029
a,c
71,806
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 191,654
235,000 5.750%,  5/1/2040 243,641
230,000 4.450%,  3/15/2043 201,108
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 200,126
DCLI Bidco, LLC
168,000 7.750%,  11/15/2029
c
171,483
Delta Air Lines, Inc.
361,000 5.250%,  7/10/2030 364,402
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
479,000 4.750%,  10/20/2028
c
479,294
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
c
218,035
Principal
Amount Long-Term Fixed Income  19.0% Value
Transportation  0.1% - continued
JetBlue Airways Corporation/
JetBlue Loyalty, LP
$ 93,000 9.875%,  9/20/2031
c
$ 89,917
Norfolk Southern Corporation
302,000 5.100%,  5/1/2035 303,287
OneSky Flight, LLC
174,000 8.875%,  12/15/2029
c
183,317
Rand Parent, LLC
178,000 8.500%,  2/15/2030
a,c
178,984
RXO, Inc.
69,000 7.500%,  11/15/2027
c
70,140
Ryder System, Inc.
259,000 4.850%,  6/15/2030 260,660
Star Leasing Company, LLC
72,000 7.625%,  2/15/2030
c
71,018
Stena International SA
104,000 7.250%,  1/15/2031
c
105,682
Stonepeak Nile Parent, LLC
55,000 7.250%,  3/15/2032
c
57,769
Union Pacific Corporation
455,000 2.973%,  9/16/2062 262,716
United Airlines, Inc.
405,000 4.625%,  4/15/2029
c
395,489
United Parcel Service, Inc.
186,000 4.650%,  10/15/2030 187,509
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
35,000 7.875%,  5/1/2027
c
35,120
77,000 6.375%,  2/1/2030
a,c
72,739
Total 4,976,881
U.S. Government & Agencies  6.2%
U.S. Treasury Bonds
1,765,000 3.625%,  5/15/2053 1,418,688
4,600,000 1.625%,  11/15/2050 2,388,586
3,300,000 4.750%,  11/15/2053 3,221,496
5,090,000 5.250%,  11/15/2028 5,297,974
1,175,000 4.375%,  5/15/2040 1,137,363
10,800,000 1.375%,  11/15/2040 6,841,547
560,000 3.000%,  5/15/2042 442,444
15,871,000 2.500%,  5/15/2046 10,835,057
13,950,000 2.875%,  5/15/2049 9,879,979
U.S. Treasury Notes
6,500,000 4.250%,  12/31/2025 6,497,436
9,100,000 2.625%,  1/31/2026 9,023,290
9,100,000 0.500%,  2/28/2026 8,901,009
23,740,000 2.500%,  2/28/2026 23,492,677
19,300,000 4.625%,  2/28/2026 19,330,609
16,600,000 4.500%,  3/31/2026 16,622,241
12,600,000 4.375%,  7/31/2026 12,622,444
8,800,000 3.500%,  9/30/2026 8,736,062
7,450,000 0.500%,  4/30/2027 7,016,678
7,500,000 3.875%,  5/31/2027 7,487,109
2,055,000 2.250%,  11/15/2027 1,980,586
9,775,000 3.875%,  12/31/2027 9,768,509
1,700,000 0.750%,  1/31/2028 1,573,496
10,200,000 3.500%,  1/31/2028 10,103,977
5,400,000 3.625%,  3/31/2028 5,364,352
21,400,000 2.875%,  5/15/2028 20,829,891
1,100,000 4.375%,  8/31/2028 1,115,254
3,300,000 3.750%,  12/31/2028 3,283,887
8,800,000 3.500%,  9/30/2029 8,656,312
4,002,000 4.000%,  3/31/2030 4,011,223

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
U.S. Government & Agencies  6.2% - continued
$ 9,780,000 1.375%,  11/15/2031 $ 8,316,438
10,800,000 4.125%,  11/15/2032 10,775,953
1,200,000 4.500%,  11/15/2033 1,221,281
Total 248,193,848
Utilities  0.4%
AES Corporation
122,000 7.600%,  1/15/2055
d
123,225
456,000 3.950%,  7/15/2030
c
434,091
Algonquin Power & Utilities
Corporation
310,000 4.750%,  1/18/2082
d
300,930
Alpha Generation, LLC
60,000 6.750%,  10/15/2032
c
61,399
American Water Capital
Corporation
241,000 5.450%,  3/1/2054 232,235
Atmos Energy Corporation
151,000 5.000%,  12/15/2054 136,602
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 228,770
Calpine Corporation
147,000 4.500%,  2/15/2028
c
145,402
Capital Power US Holdings, Inc.
385,000 5.257%,  6/1/2028
c
389,070
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 223,276
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 97,469
425,000 4.125%,  5/15/2049 334,537
Constellation Energy Generation,
LLC
120,000 6.125%,  1/15/2034 129,071
Consumers Energy Company
380,000 4.350%,  4/15/2049 317,440
Dominion Energy, Inc.
32,000 6.875%,  2/1/2055
d
33,486
32,000 7.000%,  6/1/2054
d
34,138
DTE Electric Company
215,000 3.700%,  3/15/2045 166,123
245,000 3.700%,  6/1/2046 187,523
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 324,000
Duke Energy Corporation
47,000 6.450%,  9/1/2054
d
48,392
378,000 5.450%,  6/15/2034
a
387,477
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 233,283
Enel Finance International NV
315,000 5.125%,  6/26/2029
c
319,894
Entergy Louisiana, LLC
220,000 5.800%,  3/15/2055 219,420
Eversource Energy
284,000 4.750%,  5/15/2026 284,051
Exelon Corporation
265,000 4.700%,  4/15/2050 221,867
459,000 4.450%,  4/15/2046 379,347
FirstEnergy Corporation
285,000 4.850%,  7/15/2047 242,072
Georgia Power Company
193,000 4.950%,  5/17/2033 193,880
Principal
Amount Long-Term Fixed Income  19.0% Value
Utilities  0.4% - continued
$ 122,000 5.250%,  3/15/2034 $ 124,037
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 139,793
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
c
241,120
Lightning Power, LLC
147,000 7.250%,  8/15/2032
c
153,684
Long Ridge Energy, LLC
109,000 8.750%,  2/15/2032
a,c
113,035
MidAmerican Energy Company
267,000 5.850%,  9/15/2054 272,587
National Rural Utilities Cooperative
Finance Corporation
153,000 3.700%,  3/15/2029 149,490
NextEra Energy Capital Holdings,
Inc.
300,000 5.900%,  3/15/2055 299,073
397,000 4.685%,  9/1/2027 398,948
200,000 5.300%,  3/15/2032 205,277
NiSource, Inc.
33,000 6.375%,  3/31/2055
d
33,422
435,000 5.650%,  2/1/2045 420,979
NRG Energy, Inc.
49,000 3.375%,  2/15/2029
c
46,000
65,000 5.250%,  6/15/2029
c
64,278
56,000 6.000%,  2/1/2033
c
56,152
139,000 6.250%,  11/1/2034
c
140,843
Pacific Gas and Electric Company
265,000 3.300%,  12/1/2027 255,943
241,000 5.550%,  5/15/2029 245,645
195,000 4.550%,  7/1/2030 191,221
125,000 5.800%,  5/15/2034 126,851
PG&E Corporation
59,000 5.000%,  7/1/2028 57,565
PPL Capital Funding, Inc.
321,000 5.250%,  9/1/2034 323,729
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 184,594
Public Service Company of
Colorado
299,000 4.500%,  6/1/2052 242,566
Public Service Enterprise Group,
Inc.
436,000 4.900%,  3/15/2030 441,741
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 422,673
Southern California Edison
Company
135,000 5.450%,  3/1/2035 134,470
Southern Company
456,000 5.113%,  8/1/2027 462,138
369,000 4.850%,  3/15/2035 359,234
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 155,470
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 142,836
Talen Energy Supply, LLC
112,000 8.625%,  6/1/2030
c
119,019
TerraForm Power Operating, LLC
353,000 5.000%,  1/31/2028
c
348,247

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.0% Value
Utilities  0.4% - continued
Virginia Electric and Power
Company
$ 85,000 5.350%,  1/15/2054 $ 79,776
375,000 4.600%,  12/1/2048 313,845
Vistra Corporation
65,000 8.000%,  10/15/2026
c,d,j
66,347
162,000 7.000%,  12/15/2026
c,d,j
163,582
Vistra Operations Company, LLC
152,000 5.000%,  7/31/2027
c
151,186
Xcel Energy, Inc.
179,000 4.600%,  6/1/2032 174,748
138,000 5.600%,  4/15/2035 140,560
XPLR Infrastructure Operating
Partners, LP
231,000 3.875%,  10/15/2026
c
225,458
Total 14,816,632
Total Long-Term Fixed Income
(cost $798,948,602) 761,760,872
Shares Private Equity Funds 1.5% Value
Secondary  1.5%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,l
9,458,372
1 ASF IX, LP
*,b,l
7,415,579
1 ASF VIII Sidecar (Cayman), LP
*,b,l
2,100,199
1 Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,b,l
7,252,361
1 LCP X (Offshore), LP
*,b,l
23,718,043
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,l
12,325,877
Total 62,270,431
Total Private Equity Funds
(cost $49,461,156) 62,270,431
Shares
Collateral Held for Securities
Loaned 0.2% Value
7,640,458 Thrivent Cash Management Trust 7,640,458
Total Collateral Held for
Securities Loaned
(cost $7,640,458) 7,640,458
Shares or
Principal
Amount Short-Term Investments 15.5% Value
Federal Farm Credit Bank
Discount Notes
1,600,000 4.250%, 10/2/2025
m
1,588,114
Federal Home Loan Bank Discount
Notes
8,300,000 4.224%, 8/1/2025
m,n
8,299,022
200,000 4.223%, 8/6/2025
m,n
199,859
200,000 4.215%, 8/11/2025
m,n
199,741
100,000 4.225%, 8/15/2025
m,n
99,823
600,000 4.274%, 9/10/2025
m,n
597,110
1,400,000 4.199%, 9/16/2025
m,n
1,392,269
3,800,000 4.250%, 9/23/2025
m,n
3,775,889
3,400,000 4.202%, 9/26/2025
m,n
3,377,229
100,000 4.250%, 10/3/2025
m,n
99,245
900,000 4.262%, 10/8/2025
m,n
892,677
400,000 4.260%, 10/10/2025
m,n
396,651
4,800,000 4.250%, 10/24/2025
m,n
4,751,890
Shares or
Principal
Amount Short-Term Investments  15.5% Value
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 4.180%, 8/11/2025
m,n
$ 199,741
8,300,000 4.205%, 9/5/2025
m,n
8,264,891
1,900,000 4.180%, 9/22/2025
m,n
1,888,168
Federal National Mortgage
Association Discount Notes
8,400,000 4.200%, 8/8/2025
m,n
8,392,085
6,800,000 4.200%, 8/22/2025
m,n
6,782,380
8,500,000 4.185%, 9/19/2025
m,n
8,450,063
State Street Institutional U.S.
Government Money Market
Fund
172,571,655 4.250%
m
172,571,655
Thrivent Core Short-Term Reserve
Fund
38,457,885 4.580% 384,578,847
U.S. Treasury Bills
100,000 4.271%, 8/7/2025
m
99,929
400,000 4.236%, 9/4/2025
m,o
398,384
900,000 4.195%, 9/25/2025
m,o
894,088
200,000 4.213%, 9/30/2025
m,o
198,589
200,000 4.231%, 10/9/2025
m,p
198,370
900,000 4.206%, 10/14/2025
m,o
892,158
100,000 4.230%, 10/16/2025
m,o
99,105
Total Short-Term Investments
(cost $619,455,067) 619,577,972
Total Investments (cost
$3,279,069,255) 101.1% $4,049,207,138
Other Assets and Liabilities, Net
(1.1%) (46,032,365)
Total Net Assets 100.0% $4,003,174,773
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $137,305,219 or 3.4% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At July 31, 2025, $195,394 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of July 31, 2025 was $62,294,056 or
1.56% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of July 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 7,292,280
ASF IX, LP  3/18/2024 5,915,081
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,867,160
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 5,640,000
LCP X (Offshore), LP  10/25/2023 18,159,550
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 10,587,085
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of July 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 5,448,081
Common Stock 1,923,493
Total lending $7,371,574
Gross amount payable upon return of
collateral for securities loaned $7,640,458
Net amounts due to counterparty $268,884
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,489,878,702 1,489,878,702 – –
U.S. Unaffiliated 18,667,403 18,667,403 – –
Common Stock
Communications Services 86,650,249 86,650,249 – –
Consumer Discretionary 91,021,411 91,021,411 – –
Consumer Staples 28,540,325 28,540,325 – –
Energy 35,963,217 35,963,217 – –
Financials 153,271,823 153,271,823 – –
Health Care 102,554,071 102,554,071 – –
Industrials 104,323,468 104,177,535 145,933 –
Information Technology 274,838,090 270,194,457 4,643,633 –
Materials 29,742,544 29,644,196 98,348 –
Real Estate 24,978,174 24,978,174 – –
Utilities 33,794,586 33,794,586 – –
Long-Term Fixed Income
Asset-Backed Securities 16,655,094 – 16,655,094 –
Basic Materials 6,237,493 – 6,237,493 –
Capital Goods 13,896,175 – 13,896,175 –
Collateralized Mortgage Obligations 39,938,037 – 39,938,037 –
Commercial Mortgage-Backed Securities 14,847,546 – 14,847,546 –
Communications Services 19,740,357 – 19,740,357 –
Consumer Cyclical 24,450,859 – 24,450,859 –
Consumer Non-Cyclical 27,089,125 – 27,089,125 –
Energy 17,853,395 – 17,853,395 –
Financials 67,243,979 – 67,243,979 –
Foreign Government 1,017,551 – 1,017,551 –
Mortgage-Backed Securities 226,466,431 – 226,466,431 –
Technology 18,337,469 – 18,337,469 –
Transportation 4,976,881 – 4,976,881 –
U.S. Government & Agencies 248,193,848 – 248,193,848 –
Utilities 14,816,632 – 14,816,632 –
Private Equity Funds
Secondary 62,270,431 – – 62,270,431
Short-Term Investments 234,999,125 172,571,655 62,427,470 –
Subtotal Investments in Securities $3,533,254,491 $2,641,907,804 $829,076,256 $62,270,431
Other Investments  * Total
Affiliated Short-Term Investments 384,578,847
U.S. Affiliated Registered Investment Cos. 123,733,342
Collateral Held for Securities Loaned 7,640,458
Subtotal Other Investments $515,952,647
Total Investments at Value $4,049,207,138
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,202,458 26,202,458 – –
Credit Default Swaps 980,705 – 980,705 –
Total Asset Derivatives $27,183,163 $26,202,458 $980,705 $–
Liability Derivatives
Futures Contracts 5,685,403 5,375,697 309,706 –
Total Return Swaps 693,981 – 693,981 –
Total Liability Derivatives $6,379,384 $5,375,697 $1,003,687 $–

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation Fund as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
7/31/2025
Long-Term Fixed Income
Mortgage-Backed
Securities  $1,537,000 $- $55,162 $- $- $- $(1,592,162) $-
Private Equity Funds
Secondary 36,761,349 - 4,093,635 21,415,447 - - - 62,270,431
Total  $38,298,349 $- $4,148,797 $21,415,447 $- $- ($1,592,162) $62,270,431
Investments in Securities
Ending Value
7/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $62,270,431
Adjusted reported investment of
net asset value Fair Value adjustment ** N/A
Total  $62,270,431

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling $47,707,319 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 324 September 2025 $ 35,600,397 $ 383,852
CBOT 2-Yr. U.S. Treasury Note 474 September 2025 98,211,819 (101,223)
CBOT 5-Yr. U.S. Treasury Note 690 September 2025 74,279,231 359,366
CBOT U.S. Long Bond 310 September 2025 34,367,288 1,030,837
CME E-mini Russell 2000 Index 5 September 2025 545,602 9,448
CME E-mini S&P 500 Index 1,793 September 2025 549,552,255 21,899,258
CME Ultra Long Term U.S. Treasury Bond 239 September 2025 27,153,340 884,348
Ultra 10-Yr. U.S. Treasury Note 181 September 2025 20,087,197 379,944
Total Futures Long Contracts $ 839,797,129 $ 24,845,830
CME E-mini Russell 2000 Index (108) September 2025 ( $ 11,516,199) ( $ 472,881)
CME E-mini S&P Mid-Cap 400 Index (291) September 2025 (88,251,583) (3,852,827)
CME Euro Foreign Exchange Currency (194) September 2025 (27,878,009) 86,297
Eurex Euro STOXX 50 Index (693) September 2025 (41,850,621) (309,706)
ICE mini MSCI EAFE Index (674) September 2025 (89,240,688) 1,169,108
ICE US mini MSCI Emerging Markets Index (447) September 2025 (26,727,239) (948,766)
Total Futures Short Contracts ( $ 285,464,339) ($4,328,775)
Total Futures Contracts $ 554,332,790 $20,517,055
The following table presents Moderate Allocation Fund's credit default swap contracts held as of July 31, 2025. Investments totaling $1,786,246 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Sell 6/20/2030 ( $ 19,074,000) $ – $ 980,705 $ 980,705
Total Credit Default Swaps $– $980,705 $980,705
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
at
The following table presents Moderate Allocation Fund's total return swap contracts held as of July 31, 2025. Investments totaling $671,302 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 8,900,042 ( $ 693,981) $ – ( $ 693,981)
Total Return Swaps ( $ 693,981) $ – ($693,981)
# Payment made on Termination Date

Moderate Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $60,355 $2,801 $2,648 $62,128 7,361 1.5%
Core Emerging Markets Equity 21,432 668 – 24,326 2,257 0.6
Core International Equity 12,707 434 – 14,575 1,215 0.4
Core Low Volatility Equity 2,373 184 – 2,532 212 <0.1
Core Mid Cap Value 44,529 4,024 31,000 13,239 1,202 0.3
Core Small Cap Value 22,933 2,535 15,900 6,933 667 0.2
Global Stock, Class S 88,445 10,069 – 98,687 3,307 2.5
High Yield, Class S 44,836 2,153 306 47,124 11,036 1.2
Income, Class S 129,646 4,367 7,428 127,319 15,508 3.2
International Equity, Class S 146,460 4,241 – 167,245 13,822 4.2
Large Cap Growth, Class S 400,163 24,338 – 455,773 19,312 11.4
Large Cap Value, Class S 360,303 29,805 – 387,675 12,315 9.7
Mid Cap Stock, Class S 152,446 6,243 64,010 89,881 2,462 2.2
Short-Term Bond, Class S 73,574 2,282 3,117 73,504 5,876 1.8
Small Cap Stock, Class S 52,177 963 8,000 42,671 1,367 1.1
Total U.S. Affiliated Registered Investment
Companies 1,612,379 1,613,612 40.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% 541,428 180,702 337,551 384,579 38,458 9.6
Total Affiliated Short-Term Investments 541,428 384,579 9.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,672 316,483 317,515 7,640 7,640 0.2
Total Collateral Held for Securities Loaned 8,672 7,640 0.2
Total Value $2,162,479 $2,005,831
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($563) $2,183 $– $2,801
Core Emerging Markets Equity – 2,226 – 668
Core International Equity – 1,434 – 424
Core Low Volatility Equity Fund – (25) 88 95
Core Mid Cap Value 2,628 (6,942) 3,165 860
Core Small Cap Value 1,905 (4,540) 2,174 362
Global Stock, Class S – 173 8,393 1,675
High Yield, Class S (45) 486 – 2,153
Income, Class S (1,579) 2,313 – 4,375
International Equity, Class S – 16,544 – 4,242
Large Cap Growth, Class S – 31,272 23,895 443
Large Cap Value, Class S – (2,433) 24,155 5,649
Mid Cap Stock, Class S 20,804 (25,602) 5,454 789
Short-Term Bond, Class S (26) 791 – 2,281
Small Cap Stock, Class S (127) (2,342) 687 276
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% – – – 14,795
Total Income/Non Cash Income from Affiliated Investments $41,888
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 30
Total Affiliated Income from Securities Loaned, Net $30
Total $22,997 $15,538 $68,011

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   47.1% Value
U.S. Affiliated   46.6%
4,173,492 Thrivent Core Emerging Markets
Debt Fund $ 35,224,269
7,699,764 Thrivent Core Emerging Markets
Equity Fund 83,003,458
12,833,650 Thrivent Core International Equity
Fund 154,003,802
310,710 Thrivent Core Low Volatility Equity
Fund 3,706,769
3,371,827 Thrivent Core Mid Cap Value Fund 37,123,812
2,293,533 Thrivent Core Small Cap Value
Fund 23,852,742
8,455,589 Thrivent Global Stock Fund, Class
S 252,314,772
6,251,183 Thrivent High Yield Fund, Class S 26,692,551
8,769,575 Thrivent Income Fund, Class S 71,998,210
27,723,375 Thrivent International Equity Fund,
Class S 335,452,832
24,534,102 Thrivent Large Cap Growth Fund,
Class S 579,004,799
14,465,122 Thrivent Large Cap Value Fund,
Class S 455,362,037
5,097,675 Thrivent Mid Cap Stock Fund,
Class S 186,116,132
3,323,820 Thrivent Short-Term Bond Fund,
Class S 41,580,986
2,513,904 Thrivent Small Cap Stock Fund,
Class S 78,458,956
Total 2,363,896,127
U.S. Unaffiliated   0.5%
12,106 Invesco QQQ Trust Series 1 6,840,011
9,935 Invesco Senior Loan ETF
a
207,939
28,243 iShares Broad USD High Yield
Corporate Bond ETF 1,056,006
2,058 iShares Russell 2000 Growth ETF 597,128
2,226 iShares Semiconductor ETF 534,307
24,573 SPDR S&P 500 ETF Trust 15,532,102
10,962 SPDR S&P Biotech ETF 939,005
2,260 SPDR S&P Software & Services
ETF 422,416
2,965 VanEck Semiconductor ETF 856,233
Total 26,985,147
Total Registered Investment
Companies (cost $1,576,836,218) 2,390,881,274
Shares Common Stock 27.9% Value
Communications Services  2.4%
38,876 Alphabet, Inc., Class A 7,460,304
158,881 Alphabet, Inc., Class C 30,641,790
4,996 AMC Networks, Inc.
b
29,926
2,052 Angi , Inc.
b
33,283
100,981 AT&T, Inc. 2,767,889
4,008 Bandwidth, Inc.
b
55,751
46,833 CarGurus , Inc.
b
1,537,059
8,829 Cogent Communications Holdings 402,514
143,621 Comcast Corporation 4,772,526
26,228 E.W. Scripps Company
b
78,422
697 Electronic Arts, Inc. 106,286
1,603 Fox Corporation, Class A 89,383
981 Fox Corporation, Class B 50,168
2,804 Iridium Communications, Inc. 68,586
1,891 John Wiley and Sons, Inc. 72,993
11,633 Liberty Global, Ltd., Class A
b
116,563
Shares Common Stock  27.9% Value
Communications Services  2.4% - continued
6,348 Liberty Latin America, Ltd., Class
A
b
$ 44,753
644 Liberty Media Corporation-Liberty
Formula One Group
b
64,625
790 Liberty Media Corporation-Liberty
Live Group
b
66,542
7,661 Magnite , Inc.
b
176,280
3,177 Match Group, Inc. 108,876
57,231 Meta Platforms, Inc. 44,264,745
7,735 Netflix, Inc.
b
8,967,959
8,050 New York Times Company 417,715
6,857 News Corporation, Class A 201,047
248 Nexstar Media Group, Inc. 46,403
36,611 Pinterest, Inc.
b
1,413,185
87 Reddit , Inc.
b
13,971
6,201 Sirius XM Holdings, Inc.
a
130,965
5,203 Spotify Technology SA
b
3,259,888
1,514 TechTarget , Inc.
b
10,961
2,074 Telephone and Data Systems, Inc. 80,969
376 TKO Group Holdings, Inc. 63,172
5,868 T-Mobile US, Inc. 1,398,990
8,238 Trade Desk, Inc.
b
716,376
44,775 Verizon Communications, Inc. 1,914,579
26,248 Walt Disney Company 3,126,399
316,654 Warner Brothers Discovery, Inc.
b
4,170,333
66,950 Warner Music Group Corporation 1,958,957
Total 120,901,133
Consumer Discretionary  2.7%
5,010 Adient plc
b
107,414
19,596 ADT, Inc. 163,627
10,029 Advance Auto Parts, Inc. 532,239
194,763 Amazon.com, Inc.
b
45,595,966
14,260 American Axle & Manufacturing
Holdings, Inc.
b
63,457
5,234 American Eagle Outfitters, Inc. 56,527
36,713 Aptiv plc
b
2,519,980
1,410 Aramark 60,010
1,121 Autoliv , Inc. 125,048
175 AutoZone, Inc.
b
659,466
8,987 Bath & Body Works, Inc. 260,264
928 Booking Holdings, Inc. 5,107,768
7,310 Boot Barn Holdings, Inc.
b
1,256,589
13,866 BorgWarner, Inc. 510,269
558 Bright Horizons Family Solutions,
Inc.
b
63,110
152 Brinker International, Inc.
b
23,955
1,987 Buckle, Inc. 98,098
15,424 Build-A-Bear Workshop, Inc. 782,151
1,485 CarMax, Inc.
b
84,066
800 Carnival Corporation
b
23,816
152 Carvana Company
b
59,306
65 Cavco Industries, Inc.
b
26,239
14,736 Champion Homes, Inc.
b
897,422
4,522 Chewy, Inc.
b
165,957
17,903 Columbia Sportswear Company 1,012,773
4,183 Coursera, Inc.
b
52,873
1,716 Crocs, Inc.
b
171,137
34,191 D.R. Horton, Inc. 4,883,842
9,016 Dana, Inc. 143,535
280 Darden Restaurants, Inc. 56,468
5,796 Deckers Outdoor Corporation
b
615,361
200 Domino's Pizza, Inc. 92,642
24,729 DoorDash , Inc.
b
6,188,432
763 Dorman Products, Inc.
b
92,033

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.9% Value
Consumer Discretionary  2.7% - continued
153 Dutch Bros, Inc.
b
$ 9,068
2,422 eBay, Inc. 222,218
2,607 Etsy, Inc.
b
151,910
15,494 Expedia Group, Inc. 2,792,329
1,018 Five Below, Inc.
b
138,977
17,867 Ford Motor Company 197,788
3,783 Fox Factory Holding Corporation
b
114,890
1,441 Frontdoor , Inc.
b
84,299
8,791 Gap, Inc. 171,073
2,173 Garmin, Ltd. 475,365
4,014 Garrett Motion, Inc. 52,343
300 General Motors Company 16,002
12,910 Gentex Corporation 341,082
3,184 GigaCloud Technology, Inc.
b
70,908
4,326 Goodyear Tire & Rubber
Company
b
44,471
3,822 Grand Canyon Education, Inc.
b
644,504
776 Group 1 Automotive, Inc. 319,828
6,818 Hasbro, Inc. 512,441
19,719 Hilton Worldwide Holdings, Inc. 5,286,270
16,668 Home Depot, Inc. 6,125,657
6,276 Installed Building Products, Inc. 1,269,572
5,997 Kohl's Corporation
a
65,007
18,003 Laureate Education, Inc.
b
406,868
11,626 La-Z-Boy, Inc. 418,187
754 Lear Corporation 71,095
353 Lithia Motors, Inc. 101,664
3,207 LKQ Corporation 94,510
19,572 Lowe's Companies, Inc. 4,375,712
12,443 Mattel, Inc.
b
211,655
3,907 McDonald's Corporation 1,172,373
13,894 Modine Manufacturing Company
b
1,869,577
2,024 Mohawk Industries, Inc.
b
231,768
1,228 Murphy USA, Inc. 445,125
3,001 National Vision Holdings, Inc.
b
72,804
104 NVR, Inc.
b
785,147
34,188 O'Reilly Automotive, Inc.
b
3,361,364
518 Planet Fitness, Inc.
b
56,560
2,219 Pool Corporation 683,763
332 PulteGroup, Inc. 37,489
1,238 Ralph Lauren Corporation 369,853
9,933 Ross Stores, Inc. 1,356,252
263 Royal Caribbean Cruises, Ltd. 83,600
1,675 Service Corporation International/
US 127,819
14,065 SharkNinja , Inc.
b
1,632,947
10,829 Six Flags Entertainment
Corporation
b
324,437
148,154 Sony Group Corporation ADR
a
3,603,105
7,378 Stoneridge, Inc.
b
56,811
897 Strategic Education, Inc. 66,508
2,701 Tapestry, Inc. 291,789
462 Taylor Morrison Home Corporation
b
27,387
47,330 Tesla, Inc.
b
14,590,419
314 Texas Roadhouse, Inc. 58,131
1,003 Toll Brothers, Inc. 118,715
66 TopBuild Corporation
b
24,448
3,021 Travel + Leisure Company 178,994
268 Ulta Beauty, Inc.
b
138,023
376 Urban Outfitters, Inc.
b
28,305
1,998 Valvoline, Inc.
b
70,430
6,071 VF Corporation 71,152
1,805 Viking Holdings, Ltd.
b
105,990
1,046 Visteon Corporation
b
116,263
830 Wayfair, Inc.
b
54,481
Shares Common Stock  27.9% Value
Consumer Discretionary  2.7% - continued
4,365 Wingstop , Inc. $ 1,647,089
108 Winmark Corporation 40,761
50,309 Wyndham Hotels & Resorts, Inc. 4,326,574
1,677 Wynn Resorts, Ltd. 182,843
959 Yum! Brands, Inc. 138,240
Total 135,884,869
Consumer Staples  0.8%
3,136 Albertsons Companies, Inc. 60,274
6,687 Altria Group, Inc. 414,193
895 Archer-Daniels-Midland Company 48,491
1,126 BellRing Brands, Inc.
b
61,457
8,808 BJ's Wholesale Club Holdings,
Inc.
b
932,767
266 Bunge Global SA 21,216
2,536 Casey's General Stores, Inc. 1,319,050
2,369 Central Garden & Pet Company,
Class A
b
84,147
2,622 Church & Dwight Company, Inc. 245,865
18,636 Colgate-Palmolive Company 1,562,629
13,955 Conagra Brands, Inc. 254,818
1,304 Costco Wholesale Corporation 1,225,291
384,131 Coty, Inc.
b
1,863,035
2,616 Darling Ingredients, Inc.
b
84,706
4,394 Dole plc 62,571
1,055 Ingredion, Inc. 138,775
11,095 J & J Snack Foods Corporation 1,252,514
8,387 John B. Sanfilippo & Son, Inc. 530,981
207,771 Kenvue , Inc. 4,454,610
59,063 Keurig Dr Pepper, Inc. 1,928,407
977 Kimberly-Clark Corporation 121,754
349 Kraft Heinz Company 9,583
1,123 Kroger Company 78,722
3,310 Maplebear , Inc.
b
158,781
2,784 Marzetti Company 494,884
1,118 McCormick & Company, Inc. 78,964
3,871 Mondelez International, Inc. 250,415
9,102 Monster Beverage Corporation
b
534,742
13,608 Philip Morris International, Inc. 2,232,392
968 Primo Brands Corporation 26,726
24,479 Procter & Gamble Company 3,683,355
98 Sprouts Farmers Markets, Inc.
b
14,851
74,210 Sysco Corporation 5,907,116
5,585 Turning Point Brands, Inc. 463,220
1,002 Tyson Foods, Inc. 52,405
85,153 Unilever plc ADR 4,975,490
2,224 US Foods Holding Corporation
b
185,326
18,414 Vita Coco Company, Inc.
b
649,278
56,450 Walmart, Inc. 5,530,971
Total 41,994,772
Energy  1.0%
54,856 Antero Midstream Corporation 1,006,608
4,070 Antero Resources Corporation
b
142,165
4,237 APA Corporation 81,732
3,270 Archrock , Inc. 76,387
31,438 Baker Hughes Company 1,416,282
13,164 Berry Corporation 39,755
951 Cactus, Inc. 40,237
9,603 Cheniere Energy, Inc. 2,265,156
631 Chevron Corporation 95,685
1,024 Chord Energy Corporation 112,978
5,615 Civitas Resources, Inc. 170,471
72,989 ConocoPhillips 6,958,771
4,578 Crescent Energy Company 42,301

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.9% Value
Energy  1.0% - continued
91,682 Devon Energy Corporation $ 3,045,676
6,044 DHT Holdings, Inc. 67,028
2,344 DT Midstream, Inc. 240,799
175,345 Enterprise Products Partners, LP 5,433,941
15,758 EOG Resources, Inc. 1,891,275
1,433 EQT Corporation 77,024
5,662 Expand Energy Corporation 593,264
105,814 Exxon Mobil Corporation 11,813,075
2,528 Gulfport Energy Corporation
b
440,201
97,179 Halliburton Company 2,176,810
24,728 Hess Midstream, LP 1,076,410
2,449 HF Sinclair Corporation 107,609
1,487 Kimbell Royalty Partners, LP 22,112
45,321 Kinder Morgan, Inc. 1,271,707
2,279 Kodiak Gas Services, Inc. 73,680
28,710 Kosmos Energy, Ltd.
b
61,726
18,479 Marathon Petroleum Corporation 3,144,941
8,085 Matador Resources Company 403,280
1,857 Noble Corporation plc 49,786
748 Occidental Petroleum Corporation 32,867
3,428 Oceaneering International, Inc.
b
74,388
3,688 Oil States International, Inc.
b
18,403
2,044 ONEOK, Inc. 167,833
6,893 Ovintiv , Inc. 283,854
2,302 Par Pacific Holdings, Inc.
b
72,237
9,913 Permian Resources Corporation 140,368
509 Phillips 66 62,902
3,004 Range Resources Corporation 110,307
653 Ranger Energy Services, Inc. 8,744
32,663 Shell plc ADR 2,358,595
1,784 SM Energy Company 49,221
3,169 Talos Energy, Inc.
b
27,095
106 Targa Resources Corporation 17,639
51,825 TechnipFMC plc 1,884,875
238 Valero Energy Corporation 32,680
5,846 Vital Energy, Inc.
b
109,262
197 Weatherford International plc 11,140
36,749 Williams Companies, Inc. 2,203,102
Total 52,104,384
Financials  4.4%
411 1st Source Corporation 24,586
4,304 Affiliated Managers Group, Inc. 903,280
1,901 Affirm Holdings, Inc.
b
130,333
559 Aflac, Inc. 55,542
23,565 AGNC Investment Corporation 222,218
19,562 Allstate Corporation 3,975,976
21,148 Ally Financial, Inc. 800,452
19,025 Amalgamated Financial
Corporation 551,535
11,798 American Express Company 3,531,259
45,260 American International Group, Inc. 3,513,534
4,426 Ameriprise Financial, Inc. 2,293,509
1,791 Ameris Bancorp 122,415
773 AMERISAFE, Inc. 34,615
9,496 Annaly Capital Management, Inc. 193,054
3,991 Arch Capital Group, Ltd. 343,465
5,340 Ares Management Corporation 990,730
2,919 Arthur J. Gallagher & Company 838,483
3,635 Artisan Partners Asset
Management, Inc. 164,484
28,818 Associated Banc-Corp 712,957
997 Assurant, Inc. 186,738
1,120 Atlantic Union Bankshares
Corporation 35,504
Shares Common Stock  27.9% Value
Financials  4.4% - continued
1,378 Axis Capital Holdings, Ltd. $ 129,312
265,811 Bank of America Corporation 12,564,886
93 Bank of Hawaii Corporation 5,755
1,004 Bank of Marin Bancorp 22,741
10,292 Bank of N.T. Butterfield & Son, Ltd. 468,389
49,113 Bank of New York Mellon
Corporation 4,982,514
1,166 Bank OZK 57,484
1,584 BankFinancial Corporation 17,614
3,249 BankUnited , Inc. 118,491
2,040 Bar Harbor Bankshares 59,242
2,061 BCB Bancorp, Inc. 17,230
10,781 Berkshire Hathaway, Inc.
b
5,087,338
24,960 Berkshire Hills Bancorp, Inc. 615,014
1,046 BlackRock, Inc. 1,156,886
1,555 Blackstone Mortgage Trust, Inc. 28,736
1,064 Block, Inc.
b
82,205
16,092 Blue Owl Capital, Inc. 311,380
20,650 Bridgewater Bancshares, Inc.
b
321,314
6,152 Brookline Bancorp, Inc. 63,489
1,922 Brown & Brown, Inc. 175,613
1,727 Burke & Herbert Financial Services
Corporation 100,149
2,793 Business First Bancshares, Inc. 66,334
9,577 Byline Bancorp, Inc. 251,875
238 C&F Financial Corporation 15,196
2,285 Cadence Bank 79,632
4,499 California BanCorp
b
67,440
238 Camden National Corporation 8,975
885 Capital City Bank Group, Inc. 35,037
47,604 Capital One Financial Corporation 10,234,860
12,043 Capitol Federal Financial, Inc. 72,499
2,172 Carlyle Group, Inc. 131,754
365 Cathay General Bancorp 16,505
916 Cboe Global Markets, Inc. 220,793
5,661 Central Pacific Financial
Corporation 150,922
136,922 Charles Schwab Corporation 13,381,387
4,493 Chimera Investment Corporation 60,071
409 ChoiceOne Financial Services, Inc. 12,025
17,673 Chubb, Ltd. 4,701,725
779 Cincinnati Financial Corporation 114,910
10,622 Citigroup, Inc. 995,281
802 Citizens Financial Group, Inc. 38,271
3,553 CME Group, Inc. 988,729
2,341 CNB Financial Corporation 53,726
3,774 CNO Financial Group, Inc. 139,034
753 Coinbase Global, Inc.
b
284,453
1,535 Colony Bankcorp , Inc. 25,159
6,830 Columbia Banking System, Inc. 162,554
2,078 Comerica, Inc. 140,410
1,845 Commerce Bancshares, Inc. 112,914
210 Community Financial System, Inc. 11,067
7,667 Community Trust Bancorp, Inc. 413,865
836 Community West Bancshares 16,093
1,831 ConnectOne Bancorp, Inc. 42,168
883 Cullen/Frost Bankers, Inc. 112,503
296 CVB Financial Corporation 5,532
198 Diamond Hill Investment Group,
Inc. 26,843
10,362 Donnelley Financial Solutions, Inc.
b
548,772
3,920 Dynex Capital, Inc. 48,765
3,098 Eagle Bancorp, Inc. 49,847
2,472 East West Bancorp, Inc. 247,818
1,396 Eastern Bankshares , Inc. 21,568

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.9% Value
Financials  4.4% - continued
2,318 Enact Holdings, Inc. $ 80,574
1,311 Enova International, Inc.
b
137,078
4,578 Enterprise Financial Services
Corporation 252,660
1,796 Equitable Holdings, Inc. 92,225
1,613 Equity Bancshares, Inc. 60,617
3,410 Essent Group, Ltd. 190,926
92 Euronet Worldwide, Inc.
b
8,941
300 Evercore , Inc. 90,342
3,925 F.N.B. Corporation 60,131
2,481 FactSet Research Systems, Inc. 999,595
2,208 Farmers National Banc
Corporation 29,896
3,118 Federal Agricultural Mortgage
Corporation 537,138
6,545 Federated Hermes, Inc. 324,436
3,173 Fidelity National Information
Services, Inc. 251,968
1,614 Fifth Third Bancorp 67,094
7,597 Financial Institutions, Inc. 193,648
3,622 First American Financial
Corporation 217,501
6,146 First Bancorp/Puerto Rico 128,021
1,944 First Citizens BancShares , Inc./NC 3,877,813
5,325 First Financial Bancorp 129,078
1,077 First Financial Bankshares , Inc. 37,286
2,704 First Financial Corporation 144,799
691 First Hawaiian, Inc. 16,757
8,361 First Horizon Corporation 182,353
2,256 First Internet Bancorp 49,474
33 First Interstate BancSystem , Inc. 950
2,685 First Merchants Corporation 102,352
3,219 First Mid-Illinois Bancshares, Inc. 122,225
884 FirstCash Holdings, Inc. 117,828
8,887 Fiserv, Inc.
b
1,234,760
1,903 Flagstar Financial, Inc. 21,485
4,356 Flushing Financial Corporation 52,228
1,409 Flywire Corporation
b
15,344
1,937 Franklin Resources, Inc. 46,488
36,815 Fulton Financial Corporation 660,829
5,383 Genworth Financial, Inc.
b
42,310
28,707 Glacier Bancorp, Inc. 1,258,228
380 Global Life, Inc. 53,379
456 Global Payments, Inc. 36,457
7,081 Great Southern Bancorp, Inc. 403,192
120 Hamilton Lane, Inc. 18,276
845 Hancock Whitney Corporation 50,463
743 Hanover Insurance Group, Inc. 127,521
3,708 HarborOne Bancorp, Inc. 43,866
1,470 Hartford Insurance Group, Inc. 182,853
417 HBT Financial, Inc. 10,371
2,105 Home BancShares , Inc. 59,277
6,228 Hometrust Bancshares, Inc. 242,020
6,694 Horizon Bancorp, Inc. 103,690
12,444 Houlihan Lokey , Inc. 2,372,573
3,204 Huntington Bancshares, Inc./OH 52,642
92 Independent Bank Corporation/MA 5,847
3,881 Independent Bank Corporation/MI 118,565
58,908 Intercontinental Exchange, Inc. 10,887,966
8,669 Invesco, Ltd. 182,136
478 Investar Holding Corporation 10,373
7,251 Jack Henry & Associates, Inc. 1,231,329
1,119 Jackson Financial, Inc. 97,980
32,413 Janus Henderson Group plc 1,403,483
976 Jefferies Financial Group, Inc. 56,276
Shares Common Stock  27.9% Value
Financials  4.4% - continued
67,334 JPMorgan Chase & Company $ 19,947,024
9,992 Kearny Financial Corporation/MD 59,253
734 Kemper Corporation 45,207
222,035 KeyCorp 3,978,867
399 Kinsale Capital Group, Inc. 175,835
2,695 Ladder Capital Corporation 29,429
1,826 M&T Bank Corporation 344,566
654 MarketAxess Holdings, Inc. 134,397
7,904 Marsh & McLennan Companies,
Inc. 1,574,477
11,597 Mastercard , Inc. 6,569,353
1,478 Mercantile Bank Corporation 67,530
51,173 MetLife, Inc. 3,886,589
57,111 MGIC Investment Corporation 1,479,175
3,402 Midland States Bancorp, Inc. 57,698
17,240 MidWestOne Financial Group, Inc. 474,790
5,434 Moody's Corporation 2,802,477
1,149 Morningstar, Inc. 317,653
8,587 MSCI, Inc. 4,820,398
52,282 Nasdaq, Inc. 5,030,574
13,200 NMI Holdings, Inc.
b
492,624
317 Northeast Bank 31,437
2,249 Northeast Community Bancorp,
Inc. 46,464
9,600 Northern Trust Corporation 1,248,000
4,083 Northfield Bancorp, Inc. 43,484
43,076 Northwest Bancshares, Inc. 503,989
2,344 OceanFirst Financial Corporation 39,332
7,670 OFG Bancorp 326,895
53,241 Old National Bancorp 1,123,918
19,975 Old Republic International
Corporation 722,496
23,369 Old Second Bancorp, Inc. 396,572
13,151 OneMain Holdings, Inc. 759,996
393 Orange County Bancorp, Inc. 9,821
3,987 Orrstown Financial Services, Inc. 131,013
3,635 Pacific Premier Bancorp, Inc. 78,770
651 Palomar Holdings, Inc.
b
86,251
46 Park National Corporation 7,446
1,062 Paymentus Holdings, Inc.
b
29,609
1,210 PCB Bancorp 24,732
2,383 Peoples Bancorp, Inc./OH 68,249
1,122 Pinnacle Financial Partners, Inc. 98,613
623 PNC Financial Services Group,
Inc. 118,538
6,139 Popular, Inc. 703,407
1,287 Principal Financial Group, Inc. 100,167
13,618 Progressive Corporation 3,296,101
8,100 Prosperity Bancshares, Inc. 539,622
34,249 Provident Financial Services, Inc. 624,017
979 Prudential Financial, Inc. 101,405
7,370 Radian Group, Inc. 240,336
1,881 Regions Financial Corporation 47,646
527 Reinsurance Group of America,
Inc. 101,421
276 RenaissanceRe Holdings, Ltd. 67,272
413 Renasant Corporation 15,132
6,972 Repay Holdings Corporation
b
34,302
47,270 Rithm Capital Corporation 568,658
19,986 RLI Corporation 1,318,876
34,464 Robinhood Markets, Inc.
b
3,551,515
7,961 S&P Global, Inc. 4,387,307
368 Safety Insurance Group, Inc. 25,889
20,313 SEI Investments Company 1,789,982
236 Selective Insurance Group, Inc. 18,401

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.9% Value
Financials  4.4% - continued
376 ServisFirst Bancshares, Inc. $ 29,572
4,891 Shore Bancshares, Inc. 75,859
1,851 Sierra Bancorp 54,271
604 Simmons First National
Corporation 11,579
1,184 Southern Missouri Bancorp, Inc. 64,043
1,693 SouthState Corporation 159,430
1,471 Starwood Property Trust, Inc. 28,626
3,795 StepStone Group, Inc. 225,271
2,240 Stifel Financial Corporation 255,629
860 StoneX Group, Inc.
b
83,626
1,011 Synchrony Financial 70,436
5,520 Synovus Financial Corporation 260,765
1,072 Tompkins Financial Corporation 69,337
8,406 TPG RE Finance Trust, Inc. 73,132
29,502 Tradeweb Markets, Inc. 4,087,502
27,554 Triumph Financial, Inc.
b
1,562,863
2,154 TrustCo Bank Corporation NY 72,288
18,531 Trustmark Corporation 690,280
3,614 U.S. Bancorp 162,485
1,089 UMB Financial Corporation 119,779
1,614 United Bankshares , Inc. 57,329
4,474 United Community Banks, Inc. 136,457
862 Unity Bancorp, Inc. 42,333
2,318 Univest Financial Corporation 66,851
3,917 Unum Group 281,280
134 Upstart Holdings, Inc.
b
10,953
16,385 Valley National Bancorp 151,889
4,281 Virtu Financial, Inc. 188,963
37,219 Visa, Inc. 12,858,048
6,347 WaFd , Inc. 184,729
2,851 Webster Financial Corporation 164,360
188,321 Wells Fargo & Company 15,184,322
3,190 WesBanco , Inc. 96,115
1,607 Westamerica Bancorporation 76,975
1,466 Western Alliance Bancorp 113,703
28,405 Western Union Company 228,660
4 White Mountains Insurance Group,
Ltd. 7,151
151 Willis Towers Watson plc 47,687
990 Wintrust Financial Corporation 126,700
6,218 WisdomTree , Inc. 82,513
252 WSFS Financial Corporation 13,820
20,632 Zions Bancorp NA 1,106,288
Total 224,802,572
Health Care  3.0%
9,357 Abbott Laboratories 1,180,760
28,912 AbbVie, Inc. 5,464,946
62,215 ADMA Biologics, Inc.
b
1,163,420
34,040 Agilent Technologies, Inc. 3,908,132
1,305 Agios Pharmaceuticals, Inc.
b
48,572
73 Align Technology, Inc.
b
9,418
15,861 Amgen, Inc. 4,680,581
4,201 Amicus Therapeutics, Inc.
b
25,164
5,067 Amneal Pharmaceuticals, Inc.
b
39,624
1,340 Anika Therapeutics, Inc.
b
11,062
1,008 Argenx SE ADR
b
675,693
636 Artivion , Inc.
b
19,659
115,108 Avantor , Inc.
b
1,547,052
1,717 Azenta , Inc.
b
56,146
364 Becton, Dickinson and Company 64,883
780 Biogen, Inc.
b
99,840
1,175 Biohaven , Ltd.
b
17,743
31,073 BioMarin Pharmaceutical, Inc.
b
1,797,573
Shares Common Stock  27.9% Value
Health Care  3.0% - continued
4,348 Bio- Techne Corporation $ 237,966
57,784 Boston Scientific Corporation
b
6,062,697
404 Bruker Corporation 15,526
549 Cardinal Health, Inc. 85,216
2,889 CareDx , Inc.
b
35,491
14,084 Caribou Biosciences, Inc.
b
28,591
11,872 Cencora , Inc. 3,396,342
3,790 Centene Corporation
b
98,805
1,569 Certara , Inc.
b
15,439
1,751 Charles River Laboratories
International, Inc.
b
297,040
798 Chemed Corporation 329,015
11,853 Cigna Group 3,169,255
54,631 Concentra Group Holdings Parent,
Inc. 1,090,981
5,021 Cooper Companies, Inc.
b
354,934
11,798 CorVel Corporation
b
1,045,303
39,148 Danaher Corporation 7,718,420
5,056 Denali Therapeutics, Inc.
b
69,924
9,607 Dentsply Sirona, Inc. 137,476
8,447 Dexcom , Inc.
b
682,264
1,074 Doximity , Inc.
b
63,098
3,333 Dyne Therapeutics, Inc.
b
32,830
648 Edwards Lifesciences
Corporation
b
51,393
17,500 Elanco Animal Health, Inc.
b
239,400
12,086 Eli Lilly & Company 8,944,486
6,390 Enanta Pharmaceuticals, Inc.
b
48,436
18,038 Encompass Health Corporation 1,986,164
288 Ensign Group, Inc. 43,200
12,188 Exact Sciences Corporation
b
572,227
608 Exelixis , Inc.
b
22,022
4,940 Fate Therapeutics, Inc.
b
5,434
11,763 Fortrea Holdings, Inc.
b
67,520
858 GE HealthCare Technologies, Inc. 61,193
50,627 Gilead Sciences, Inc. 5,684,906
3,491 Globus Medical, Inc.
b
183,731
6,727 GoodRx Holdings, Inc.
b
32,222
16,194 HealthEquity , Inc.
b
1,570,818
674 Henry Schein, Inc.
b
45,596
61 Hims & Hers Health, Inc.
b
4,037
40 Humana, Inc. 9,995
9,688 IDEXX Laboratories, Inc.
b
5,176,395
3,878 Illumina, Inc.
b
398,309
2,166 Incyte Corporation
b
162,212
637 Insmed , Inc.
b
68,337
6,778 Inspire Medical Systems, Inc.
b
844,132
3,448 Insulet Corporation
b
994,403
3,137 Integra LifeSciences Holdings
Corporation
b
41,220
4,781 Intellia Therapeutics, Inc.
a,b
55,651
9,160 Intuitive Surgical, Inc.
b
4,406,784
804 IQVIA Holding, Inc.
b
149,431
4,211 iTeos Therapeutics, Inc.
b
42,700
380 Jazz Pharmaceuticals, Inc.
b
43,559
69,299 Johnson & Johnson 11,416,317
20,805 Labcorp Holdings, Inc. 5,410,964
789 Medpace Holdings, Inc.
b
337,061
67,592 Medtronic plc 6,099,502
95,776 Merck & Company, Inc. 7,482,021
9,818 Merit Medical Systems, Inc.
b
833,155
316 Mettler -Toledo International, Inc.
b
389,843
4,258 Moderna , Inc.
b
125,866
2,585 Myriad Genetics, Inc.
b
9,926
5,677 Natera , Inc.
b
758,788

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.9% Value
Health Care  3.0% - continued
1,739 Neurocrine Biosciences, Inc.
b
$ 222,992
565 Option Care Health, Inc.
b
16,583
8,511 Organon & Company 82,557
10,244 Penumbra, Inc.
b
2,584,254
1,336 Perrigo Company plc 35,631
34,503 Pfizer, Inc. 803,575
940 Prestige Consumer Healthcare,
Inc.
b
69,513
22,752 Progyny , Inc.
b
534,900
2,944 Prothena Corporation plc
b
20,225
462 PTC Therapeutics, Inc.
b
24,075
2,487 QIAGEN NV 122,709
530 Quest Diagnostics, Inc. 88,727
12,409 Relay Therapeutics, Inc.
b
43,680
8,354 Repligen Corporation
b
978,003
122 ResMed , Inc. 33,177
85 Revvity , Inc. 7,472
5,453 Rocket Pharmaceuticals, Inc.
b
16,632
31,195 Royalty Pharma plc 1,147,976
92,871 Sanofi SA ADR 4,238,632
57,933 scPharmaceuticals , Inc.
b
294,300
18,617 STERIS plc 4,216,564
36,762 Stevanato Group SPA 908,389
7,575 Stryker Corporation 2,974,930
831 Teleflex, Inc. 99,305
1,452 Tenet Healthcare Corporation
b
234,179
8,383 Thermo Fisher Scientific, Inc. 3,920,561
27,081 Twist Bioscience Corporation
b
909,109
387 United Therapeutics Corporation
b
106,309
24,165 UnitedHealth Group, Inc. 6,030,617
403 Universal Health Services, Inc. 67,079
1,667 Vaxcyte , Inc.
b
56,595
306 Veeva Systems, Inc.
b
86,965
22,638 Vericel Corporation
b
790,972
9,619 Vertex Pharmaceuticals, Inc.
b
4,394,633
51,892 Viatris , Inc. 453,536
11,927 Viemed Healthcare, Inc.
b
72,635
1,660 Viking Therapeutics, Inc.
a,b
54,066
533 Waters Corporation
b
153,909
2,173 Waystar Holding Corporation
b
80,358
2,978 West Pharmaceutical Services,
Inc. 712,516
5,123 Xencor , Inc.
b
42,623
2,286 Xenon Pharmaceuticals, Inc.
b
69,814
43,878 Zimmer Biomet Holdings, Inc. 4,021,419
Total 152,418,933
Industrials  3.2%
3,540 A.O. Smith Corporation 250,597
529 Acuity, Inc. 164,704
5,788 Advanced Drainage Systems, Inc. 664,173
2,841 AECOM 320,294
561 AGCO Corporation 66,181
589 Air Lease Corporation 32,631
735 Alaska Air Group, Inc.
b
38,926
2,052 Allegheny Technologies, Inc.
b
157,881
1,329 Allegion plc 220,508
1,442 Allison Transmission Holdings, Inc. 129,881
76,878 Amentum Holdings, Inc.
b
1,919,644
23,818 AMETEK, Inc. 4,402,757
2,907 API Group Corporation
b
104,855
244 Applied Industrial Technologies,
Inc. 66,246
1,129 Arcosa , Inc. 96,959
107 Argan , Inc. 26,213
Shares Common Stock  27.9% Value
Industrials  3.2% - continued
2,812 Armstrong World Industries, Inc. $ 529,134
20,707 Atmus Filtration Technologies, Inc. 805,709
14,678 Automatic Data Processing, Inc. 4,542,841
1,268 Axon Enterprise, Inc.
b
957,961
366 AZZ, Inc. 40,077
17,167 Badger Infrastructure Solutions,
Ltd. 647,851
24,235 Barrett Business Services, Inc. 1,114,083
2,989 Brady Corporation 210,934
20,508 BWX Technologies, Inc. 3,115,780
2,990 C.H. Robinson Worldwide, Inc. 344,807
6 CACI International, Inc.
b
2,763
7,740 Casella Waste Systems, Inc.
b
841,570
18,835 Caterpillar, Inc. 8,250,107
23,238 CECO Environmental Corporation
b
1,044,548
5,011
Clean
Harbors, Inc.
b
1,181,644
354,975 CNH Industrial NV 4,600,476
176 CSW Industrials, Inc. 45,668
262,779 CSX Corporation 9,339,166
331 Cummins, Inc. 121,682
2,511 Curtiss-Wright Corporation 1,230,942
9,928 Dayforce , Inc.
b
572,548
112,255 Delta Air Lines, Inc. 5,973,089
5,323 DNOW, Inc.
b
82,826
976 Donaldson Company, Inc. 70,243
17 Dover Corporation 3,079
251 Dycom Industries, Inc.
b
67,471
1,508 EMCOR Group, Inc. 946,255
2,302 Energy Recovery, Inc.
b
30,962
30,899 Enerpac Tool Group Corporation 1,189,920
6,957 EnPro , Inc. 1,477,736
30,928 ExlService Holdings, Inc.
b
1,343,203
1,557 Expeditors International of
Washington, Inc. 180,986
108,401 Fastenal Company 5,000,538
13,029 Federal Signal Corporation 1,649,081
20,222 Ferguson Enterprises, Inc. 4,516,179
63,160 Flowserve Corporation 3,539,486
2,165 Fortive Corporation 103,768
1,684 Fortune Brands Innovations, Inc. 91,845
78,327 Gates Industrial Corporation plc
b
1,942,510
13,956 General Dynamics Corporation 4,348,829
19,558 General Electric Company 5,301,783
411 Gorman-Rupp Company 16,917
7,723 Graco , Inc. 648,578
12,082 Great Lakes Dredge & Dock
Corporation
b
133,869
12,878 Helios Technologies, Inc. 472,494
431 Herc Holdings, Inc. 50,345
55,090 Hexcel Corporation 3,300,442
1,217 HNI Corporation 62,602
24,794 Honeywell International, Inc. 5,512,946
11,535 Howmet Aerospace, Inc. 2,073,647
5,991 Hudson Technologies, Inc.
b
56,255
1,767 IDEX Corporation 288,922
1,317 IES Holdings, Inc.
b
464,993
1,236 Ingersoll Rand, Inc. 104,603
1,487 Insteel Industries, Inc. 53,681
3,327 ITT Corporation 565,457
25,428 Jacobs Solutions, Inc. 3,607,470
18,793 JB Hunt Transport Services, Inc. 2,707,132
3,965 Johnson Controls International plc 416,325
2,503 Kirby Corporation
b
238,561
11,999 Knight-Swift Transportation
Holdings, Inc. 509,957

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.9% Value
Industrials  3.2% - continued
6,414 Korn Ferry $ 454,560
18,622 L3Harris Technologies, Inc. 5,117,698
2,922 Landstar System, Inc. 389,707
2,016 Legalzoom.com, Inc.
b
18,124
1,358 Leidos Holdings, Inc. 216,805
6,231 Limbach Holdings, Inc.
b
853,647
861 Lincoln Electric Holdings, Inc. 209,653
4,451 Lyft, Inc.
b
62,581
1,500 ManpowerGroup , Inc. 61,875
5,254 Masco Corporation 357,955
89,089 Masterbrand, Inc.
b
982,652
664 Maximus, Inc. 49,043
3,768 McGrath RentCorp 470,209
639 Middleby Corporation
b
92,783
2,362 Miller Industries, Inc. 96,251
7,591 Moog, Inc. 1,469,466
26,443 Mueller Water Products, Inc. 654,729
3,750 NEXTracker , Inc.
b
218,475
35 Nordson Corporation 7,497
18,102 nVent Electric plc 1,419,559
6,800 Old Dominion Freight Line, Inc. 1,014,900
1,055 Oshkosh Corporation 133,489
8,587 Otis Worldwide Corporation 735,820
211 PACCAR, Inc. 20,838
8,949 Parker-Hannifin Corporation 6,549,773
144 Paylocity Holding Corporation
b
26,623
6,386 Pentair plc 652,649
796 Pitney Bowes, Inc. 9,043
246 Primoris Services Corporation 23,166
706 Quanta Services, Inc. 286,728
6,186 QXO, Inc.
b
124,091
3,345 RBC Bearings, Inc.
b
1,295,652
335 Regal Rexnord Corporation 51,215
5,857 Republic Services, Inc. 1,350,917
4,297 Rockwell Automation, Inc. 1,511,298
108 Ryder System, Inc. 19,193
18,563 Schneider National, Inc. 453,865
1,046 Sensata Technologies Holding plc 32,175
11,876 Shoals Technologies Group, Inc.
b
64,012
135 SkyWest, Inc.
b
15,655
5,254 Southwest Airlines Company 162,506
527 SPX Technologies, Inc.
b
96,120
777 SS&C Technologies Holdings, Inc. 66,418
3,687 Stanley Black & Decker, Inc. 249,426
2,890 Sterling Construction Company,
Inc.
b
773,335
3,284 Timken Company 249,880
664 Toro Company 49,302
13,216 Trane Technologies plc 5,789,665
68 TransDigm Group, Inc. 109,375
9,650 TransUnion 918,584
7,439 Trex Company, Inc.
b
477,881
2,350 Trinity Industries, Inc. 54,755
56,966 Uber Technologies, Inc.
b
4,998,767
4,206 UFP Industries, Inc. 412,188
1,011 UL Solutions, Inc. 73,924
771 UniFirst Corporation/MA 131,864
7,945 Union Pacific Corporation 1,763,552
1,808 United Airlines Holdings, Inc.
b
159,664
29,943 United Parcel Service, Inc. 2,579,889
448 United Rentals, Inc. 395,557
258 Veralto Corporation 27,046
15,834 Verisk Analytics, Inc. 4,413,094
3,624 Verra Mobility Corporation
b
91,542
681 Wabtec Corporation 130,786
Shares Common Stock  27.9% Value
Industrials  3.2% - continued
5,760 Waste Connections, Inc. $ 1,075,219
3,912 Waste Management, Inc. 896,474
1,634 Watsco , Inc. 736,738
32,451 WNS Holdings, Ltd.
b
2,427,010
873 Xylem, Inc. 126,253
2,254 Zurn Elkay Water Solutions
Corporation 99,740
Total 164,458,651
Information Technology  7.7%
6,124 Adobe, Inc.
b
2,190,494
10,451 Agilysys , Inc.
b
1,192,250
1,501 Ambarella , Inc.
b
99,201
81,352 Amphenol Corporation 8,664,802
5,827 Analog Devices, Inc. 1,308,919
218,850 Apple, Inc. 45,426,694
19,895 Applied Materials, Inc. 3,582,294
2,319 AppLovin Corporation
b
906,033
37,794 Arista Networks, Inc.
b
4,656,977
428 Arrow Electronics, Inc.
b
49,648
453 Astera Labs, Inc.
b
61,939
225 Atlassian Corporation
b
43,150
19,542 Autodesk, Inc.
b
5,923,376
1,020 Avnet, Inc. 53,999
4,616 Bel Fuse, Inc. 600,265
388 BILL Holdings, Inc.
b
16,626
11,411 BlackLine , Inc.
b
613,684
89,506 Broadcom, Inc. 26,287,912
13,254 CDW Corporation 2,311,233
195 Cirrus Logic, Inc.
b
19,638
189,823 Cisco Systems, Inc. 12,923,150
412 Clearfield, Inc.
b
18,050
587 Clearwater Analytics Holdings,
Inc.
b
11,893
2,083 Cognex Corporation 84,924
989 Cognizant Technology Solutions
Corporation 70,971
871 Coherent Corporation
b
93,720
831 CommVault Systems, Inc.
b
157,848
606 Consensus Cloud Solutions, Inc.
b
12,229
1,421 Corning, Inc. 89,864
10,023 Crane NXT Company 594,765
1,766 Credo Technology Group Holding,
Ltd.
b
196,997
5,804 CyberArk Software, Ltd.
b
2,388,172
1,423 Datadog , Inc.
b
199,192
8,633 Descartes Systems Group, Inc.
b
913,026
4,709 DocuSign, Inc.
b
356,189
3,986 Dolby Laboratories, Inc. 300,305
20,467 Dynatrace Holdings, LLC
b
1,076,769
268 Elastic NV
b
22,432
2,687 Enphase Energy, Inc.
b
86,951
253 Entegris , Inc. 19,850
293 EPAM Systems, Inc.
b
46,209
953 F5, Inc.
b
298,689
3,720 Fabrinet
b
1,204,276
383 Fair Isaac Corporation
b
550,264
263 First Solar, Inc.
b
45,954
12,362 Flex, Ltd.
b
616,493
41,948 Fortinet, Inc.
b
4,190,605
4,312 Freshworks , Inc.
b
56,013
2,216 Gartner, Inc.
b
750,448
7,209 Gen Digital, Inc. 212,593
39,628 Gitlab , Inc.
b
1,736,103
10,828 Guidewire Software, Inc.
b
2,449,510

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.9% Value
Information Technology  7.7% - continued
2,119 HubSpot , Inc.
b
$ 1,101,138
24,596 I3 Verticals, Inc.
b
688,196
4,869 Impinj , Inc.
b
752,650
254 Intapp , Inc.
b
10,173
26,150 International Business Machines
Corporation 6,619,872
5,438 Intuit, Inc. 4,269,537
760 IPG Photonics Corporation
b
56,916
734 Itron , Inc.
b
91,412
55,582 JFrog , Ltd.
b
2,412,815
4,560 Keysight Technologies, Inc.
b
747,430
1,495 KLA Corporation 1,314,150
4,062 Lam Research Corporation 385,240
12,192 Lattice Semiconductor
Corporation
b
607,527
1,990 Littelfuse , Inc. 512,087
154 MACOM Technology Solutions
Holdings, Inc.
b
21,120
79 Manhattan Associates, Inc.
b
17,353
9,471 Marvell Technology, Inc. 761,184
1,225 Microchip Technology, Inc. 82,798
29,516 Micron Technology, Inc. 3,221,376
146,945 Microsoft Corporation 78,395,157
655 Mirion Technologies, Inc.
b
14,639
474 MKS, Inc. 45,115
441 Monday.com, Ltd.
b
115,670
29 Monolithic Power Systems, Inc. 20,626
9,490 Motorola Solutions, Inc. 4,165,920
1,201 NetApp, Inc. 125,060
29,894 Nokia Oyj ADR
a
121,968
510 Nutanix , Inc.
b
38,337
413,027 NVIDIA Corporation 73,465,112
259 Okta , Inc.
b
25,330
4,264 ON Semiconductor Corporation
b
240,319
9,336 Onto Innovation, Inc.
b
884,586
33,912 Oracle Corporation 8,605,848
34,218 Palantir Technologies, Inc.
b
5,418,420
35,396 Pegasystems , Inc. 2,078,099
2,221 Plexus Corporation
b
283,177
382 Procore Technologies, Inc.
b
27,363
7,502 PTC, Inc.
b
1,611,505
1,677 Q2 Holdings, Inc.
b
136,172
4,627 Qorvo , Inc.
b
386,817
46,919 Qualcomm, Inc. 6,885,832
722 Ralliant Corporation
b
33,010
22,114 Salesforce, Inc. 5,712,710
124,082 Samsung Electronics Company,
Ltd. 6,323,712
9,360 SAP SE ADR 2,683,512
9,805 ServiceNow , Inc.
b
9,247,292
3,766 Silicon Laboratories, Inc.
b
496,246
2,920 Skyworks Solutions, Inc. 200,137
35,169 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 8,497,534
43,434 TD SYNNEX Corporation 6,271,435
2,114 TE Connectivity plc 434,955
586 Teledyne Technologies, Inc.
b
322,898
1,854 Tenable Holdings, Inc.
b
58,049
1,608 Teradyne, Inc. 172,747
3,248 Texas Instruments, Inc. 588,083
32,996 Trimble, Inc.
b
2,768,034
25,382 TTM Technologies, Inc.
b
1,199,299
97 Twilio , Inc.
b
12,513
2,155 Tyler Technologies, Inc.
b
1,259,727
613 Unity Software, Inc.
b
20,450
Shares Common Stock  27.9% Value
Information Technology  7.7% - continued
1,145 Varonis Systems, Inc.
b
$ 63,925
8,712 VeriSign, Inc. 2,342,395
6,292 Vontier Corporation 260,929
72,943 Weave Communications, Inc.
b
532,484
540 Western Digital Corporation 42,493
787 Zebra Technologies Corporation
b
266,809
385 Zoom Communications, Inc.
b
28,509
201 Zscaler , Inc.
b
57,398
Total 392,444,919
Materials  0.9%
3,853 Albemarle Corporation 261,426
5,004 Alcoa Corporation 149,970
45,159 Amcor plc 422,237
1,203 AptarGroup, Inc. 189,039
655 Avery Dennison Corporation 109,889
5,028 Avient Corporation 158,734
52,467 Axalta Coating Systems, Ltd.
b
1,485,866
882 Balchem Corporation 134,479
2,927 Ball Corporation 167,600
63,863 CF Industries Holdings, Inc. 5,928,402
10,116 Coeur Mining, Inc.
b
87,908
1,076 Commercial Metals Company 55,801
34,867 Constellium SE
b
478,027
7,391 Corteva , Inc. 533,113
41,989 Crown Holdings, Inc. 4,172,027
917 Dow, Inc. 21,357
24,697 DuPont de Nemours, Inc. 1,775,714
103 Eagle Materials, Inc. 23,102
24,786 Eastman Chemical Company 1,799,712
19,987 Ecolab, Inc. 5,231,797
12,901 Element Solutions, Inc. 304,464
1,118 FMC Corporation 43,647
1,962 Freeport-McMoRan, Inc. 78,951
7,780 Greif, Inc. 493,485
23,399 Hecla Mining Company 134,310
8,180 Huntsman Corporation 79,346
9,901 Ingevity Corporation
b
413,763
1,241 International Flavors & Fragrances,
Inc. 88,148
55,975 Ivanhoe Mines, Ltd.
b
436,699
1,961 Kaiser Aluminum Corporation 151,605
1,498 Koppers Holdings, Inc. 49,224
10,740 Linde plc 4,943,192
682 LyondellBasell Industries NV 39,508
2,201 Magnera Corporation
b
27,403
1,765 Martin Marietta Materials, Inc. 1,014,663
1,413 Minerals Technologies, Inc. 82,166
11,838 Mosaic Company 426,286
56 NewMarket Corporation 38,472
12,044 Newmont Corporation 747,932
43,032 Nucor Corporation 6,156,588
2,811 O-I Glass, Inc.
b
36,571
31,792 Olin Corporation 602,141
5,609 Packaging Corporation of America 1,086,744
1,378 PPG Industries, Inc. 145,379
98 Reliance, Inc. 28,433
1,547 Royal Gold, Inc. 234,247
4,798 RPM International, Inc. 563,333
1,613 Scotts Miracle- Gro Company 101,071
3,012 Sealed Air Corporation 88,161
2,656 Sensient Technologies Corporation 298,242
3,912 Sonoco Products Company 176,314
3,256 Steel Dynamics, Inc. 415,335
838 Stepan Company 42,545

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.9% Value
Materials  0.9% - continued
13,891 Tronox Holdings plc $ 44,312
5,047 Vulcan Materials Company 1,386,260
7,285 West Fraser Timber Company, Ltd. 504,923
Total 44,690,063
Real Estate  0.8%
2,326 Agree Realty Corporation 166,774
2,071 Alexandria Real Estate Equities,
Inc. 158,287
868 Alpine Income Property Trust, Inc. 12,195
5,142 Anywhere Real Estate, Inc.
b
23,756
8,066 AvalonBay Communities, Inc. 1,502,535
13,314 Brixmor Property Group, Inc. 347,895
64,053 Broadstone Net Lease, Inc. 1,040,221
2,125 CareTrust REIT, Inc. 67,575
916 CBL & Associates Properties, Inc. 24,787
32,819 CBRE Group, Inc.
b
5,111,231
6,889 Chatham Lodging Trust 46,983
5,520 Colliers International Group, Inc. 831,919
11,046 Compass, Inc.
b
87,705
15,136 CoStar Group, Inc.
b
1,440,796
4,518 Cousins Properties, Inc. 122,438
47,613 Crown Castle, Inc. 5,003,650
4,822 Curbline Properties Corporation 106,566
41,442 Cushman and Wakefield plc
b
505,178
13,684 Douglas Elliman , Inc.
b
37,631
22,302 Easterly Government Properties,
Inc. 490,644
15,904 EPR Properties 875,356
112,022 Essential Properties Realty Trust,
Inc. 3,415,551
512 Essex Property Trust, Inc. 133,212
899 Extra Space Storage, Inc. 120,790
830 Federal Realty Investment Trust 76,493
6,360 First Industrial Realty Trust, Inc. 309,859
2,235 Getty Realty Corporation 62,111
887 Global Net Lease, Inc. 6,200
209,747 Healthcare Realty Trust, Inc. 3,221,714
42,907 Host Hotels & Resorts, Inc. 674,498
565 Howard Hughes Holdings, Inc.
b
38,832
11,318 Independence Realty Trust, Inc. 189,803
22,906 Industrial Logistics Properties Trust 121,860
14,480 Innovative Industrial Properties,
Inc. 748,616
10,774 InvenTrust Properties Corporation 297,039
286 Iron Mountain, Inc. 27,845
740 Jones Lang LaSalle, Inc.
b
200,066
2,079 Kimco Realty Corporation 44,137
152 Lamar Advertising Company 18,582
48,710 Millrose Properties, Inc. 1,460,813
36,920 National Storage Affiliates Trust 1,087,663
5,266 NetSTREIT Corporation 95,999
664 NNN REIT, Inc. 27,397
50,946 Outfront Media, Inc. 893,083
49,135 Park Hotels & Resorts, Inc. 523,779
3,776 Peakstone Realty Trust 51,354
13,894 Pebblebrook Hotel Trust 139,357
685 Postal Realty Trust, Inc. 9,391
709 RE/MAX Holdings, Inc.
b
5,452
1,993 Rexford Industrial Realty, Inc. 72,804
12,239 RLJ Lodging Trust 90,569
1,348 RMR Group, Inc. 21,649
508 Ryman Hospitality Properties 48,290
87,090 Sabra Health Care REIT, Inc. 1,570,233
1,991 Safehold , Inc. 27,854
Shares Common Stock  27.9% Value
Real Estate  0.8% - continued
1,309 SBA Communications Corporation $ 294,158
8,613 Sila Realty Trust, Inc. 210,502
111 Simon Property Group, Inc. 18,181
9,333 STAG Industrial, Inc. 320,402
29,623 Summit Hotel Properties, Inc. 154,632
44,693 Tanger , Inc. 1,341,684
16,913 Terreno Realty Corporation 938,502
349,899 Uniti Group, Inc.
b
1,861,463
14,606 Xenia Hotels & Resorts, Inc. 185,642
3,290 Zillow Group, Inc., Class A
b
252,508
2,109 Zillow Group, Inc., Class C
b
167,771
Total 39,582,462
Utilities  1.0%
132,786 AES Corporation 1,746,136
2,846 Alliant Energy Corporation 185,018
2,312 American States Water Company 170,140
1,199 American Water Works Company,
Inc. 168,148
625 Artesian Resources Corporation 20,406
759 Avista Corporation 28,311
6,168 Black Hills Corporation 356,387
21,903 Brookfield Infrastructure
Corporation 855,093
385 California Water Service Group 17,506
5,419 CenterPoint Energy, Inc. 210,366
7,504 Clearway Energy, Inc., Class A 230,973
8,267 Clearway Energy, Inc., Class C 269,752
15,436 Constellation Energy Corporation 5,369,258
55,604 Duke Energy Corporation 6,763,671
51,478 Edison International 2,683,033
89,509 Entergy Corporation 8,094,299
4,772 Essential Utilities, Inc. 175,610
2,685 Eversource Energy 177,478
4,199 Exelon Corporation 188,703
1,940 FirstEnergy Corporation 82,857
15,975 Hawaiian Electric Industries, Inc.
b
171,252
1,118 Middlesex Water Company 57,689
3,254 New Jersey Resources
Corporation 149,391
4,778 NiSource, Inc. 202,826
4,041 Northwestern Energy Group, Inc. 217,002
532 Otter Tail Corporation 41,060
114,027 PG&E Corporation 1,598,658
129 Pinnacle West Capital Corporation 11,690
65,000 Portland General Electric
Company 2,672,800
52,259 Public Service Enterprise Group,
Inc. 4,692,336
5,438 Spire, Inc. 404,968
141,855 UGI Corporation 5,132,314
25,327 Vistra Energy Corporation 5,281,693
15,657 XPLR Infrastructure, LP 149,211
Total 48,576,035
Total Common Stock
(cost $1,156,999,142) 1,417,858,793
Principal
Amount Long-Term Fixed Income 8.4% Value
Asset-Backed Securities  0.2%
Access Group, Inc.
$ 13,415
4.965%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
13,356

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Asset-Backed Securities  0.2% - continued
ALLO Issuer, LLC
$ 625,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
$ 629,906
Balboa Bay Loan Funding, Ltd.
750,000
6.276%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
750,017
425,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
425,188
Barings CLO, Ltd.
550,000
6.229%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
549,989
CarVal CLO I, Ltd.
400,000
6.168%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
400,521
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
305,704
Commonbond Student Loan Trust
12,458
4.967%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
12,308
Foundation Finance Trust
123,112
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
115,914
GSAA Home Equity Trust
959,251
4.289%,  8/25/2034, Ser.
2004-10, Class M2
d
874,202
Hertz Vehicle Financing III, LLC
325,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
326,895
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
479,792
HTAP Issuer Trust
367,376
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
363,152
Laurel Road Prime Student Loan
Trust
89,550
5.960%,  11/25/2043, Ser.
2018-D, Class A
c,d
84,789
LCM 41, Ltd.
250,000
6.318%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
249,992
MFA Trust
318,040
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
318,401
National Collegiate Trust
78,870
4.729%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
77,124
Palmer Square Loan Funding, Ltd.
300,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
297,420
PRET, LLC
721,300
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
718,021
Principal
Amount Long-Term Fixed Income  8.4% Value
Asset-Backed Securities  0.2% - continued
$ 314,228
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e
$ 315,318
PRPM, LLC
500,000
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,e
498,781
Sunnova Hestia II Issuer, LLC
322,447
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
320,138
Unlock HEA Trust
301,940
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
301,754
422,149
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
417,432
Vericrest Opportunity Loan
Transferee
8,455
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c
8,449
271,695
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
271,355
259,209
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
256,339
Wind River CLO, Ltd.
93,362
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
93,408
Total 9,475,665
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
64,000 8.625%,  6/15/2029
c
67,632
Alumina, Pty. Ltd.
93,000 6.125%,  3/15/2030
c
94,026
ATI, Inc.
66,000 7.250%,  8/15/2030 69,187
Avient Corporation
65,000 6.250%,  11/1/2031
c
65,231
Axalta Coating Systems Dutch
Holding B BV
95,000 7.250%,  2/15/2031
c
98,794
Cascades, Inc./Cascades USA,
Inc.
78,000 6.750%,  7/15/2030
c
77,817
Celanese US Holdings, LLC
76,000 6.850%,  11/15/2028 79,118
32,000 6.500%,  4/15/2030 32,360
46,000 6.629%,  7/15/2032 47,623
70,000 6.750%,  4/15/2033
a
70,601
Cerdia Finanz GmbH
74,000 9.375%,  10/3/2031
c
77,444
Chemours Company
104,000 5.750%,  11/15/2028
c
95,517
Cleveland-Cliffs, Inc.
143,000 4.625%,  3/1/2029
c
134,777
50,000 6.875%,  11/1/2029
c
50,024
78,000 4.875%,  3/1/2031
c
69,213
29,000 7.375%,  5/1/2033
c
28,233
36,000 6.250%,  10/1/2040 28,983
Consolidated Energy Finance SA
208,000 5.625%,  10/15/2028
c
174,175
CVR Partners, LP/CVR Nitrogen
Finance Corporation
83,000 6.125%,  6/15/2028
c
82,390

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Basic Materials  0.1% - continued
Eastman Chemical Company
$ 179,000 5.000%,  8/1/2029 $ 181,013
First Quantum Minerals, Ltd.
21,000 6.875%,  10/15/2027
c
21,035
45,000 9.375%,  3/1/2029
c
47,687
52,000 8.625%,  6/1/2031
c
54,145
Fortescue Treasury, Pty. Ltd.
23,000 4.500%,  9/15/2027
c
22,669
36,000 5.875%,  4/15/2030
c
36,451
38,000 6.125%,  4/15/2032
c
38,748
Glencore Funding, LLC
189,000 4.000%,  3/27/2027
c
187,143
238,000 4.907%,  4/1/2028
c
240,181
Hecla Mining Company
60,000 7.250%,  2/15/2028 60,670
INEOS Finance plc
109,000 7.500%,  4/15/2029
c
108,196
International Flavors & Fragrances,
Inc.
65,000 1.230%,  10/1/2025
c
64,560
Magnera Corporation
152,000 7.250%,  11/15/2031
c
143,070
Mercer International, Inc.
50,000 12.875%,  10/1/2028
c
50,430
42,000 5.125%,  2/1/2029 33,833
Methanex Corporation
36,000 5.250%,  12/15/2029 35,657
Methanex US Operations, Inc.
40,000 6.250%,  3/15/2032
c
39,650
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
c
58,529
26,000 8.500%,  5/1/2030
a,c
26,615
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 51,177
Novelis Corporation
38,000 4.750%,  1/30/2030
c
36,400
55,000 3.875%,  8/15/2031
c
49,334
Olin Corporation
44,000 6.625%,  4/1/2033
c
42,816
Smurfit Kappa Treasury, ULC
142,000 5.777%,  4/3/2054 141,116
SNF Group SACA
89,000 3.375%,  3/15/2030
c
81,729
Steel Dynamics, Inc.
90,000 5.250%,  5/15/2035 89,882
SunCoke Energy, Inc.
152,000 4.875%,  6/30/2029
c
138,999
Taseko Mines, Ltd.
73,000 8.250%,  5/1/2030
c
76,222
Tronox , Inc.
36,000 4.625%,  3/15/2029
a,c
28,008
Total 3,629,110
Capital Goods  0.1%
Advanced Drainage Systems, Inc.
75,000 6.375%,  6/15/2030
c
76,133
AECOM
93,000 6.000%,  8/1/2033
c
93,756
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
45,000 7.000%,  5/21/2030
c
46,318
Principal
Amount Long-Term Fixed Income  8.4% Value
Capital Goods  0.1% - continued
Amrize Finance US, LLC
$ 131,000 5.400%,  4/7/2035
c
$ 132,135
Amsted Industries, Inc.
10,000 4.625%,  5/15/2030
c
9,577
89,000 6.375%,  3/15/2033
c
90,420
Axon Enterprise, Inc.
52,000 6.125%,  3/15/2030
c
53,108
52,000 6.250%,  3/15/2033
c
53,272
BAE Systems plc
200,000 5.250%,  3/26/2031
c
205,809
Ball Corporation
45,000 3.125%,  9/15/2031 40,277
Boeing Company
157,000 5.040%,  5/1/2027 157,910
90,000 6.259%,  5/1/2027 92,298
107,000 6.388%,  5/1/2031 115,116
212,000 5.705%,  5/1/2040 210,609
Bombardier, Inc.
55,000 6.000%,  2/15/2028
c
55,366
64,000 7.250%,  7/1/2031
c
66,829
103,000 7.000%,  6/1/2032
a,c
106,552
22,000 6.750%,  6/15/2033
c
22,612
53,000 7.450%,  5/1/2034
c
57,274
Brundage -Bone Concrete
Pumping Holdings, Inc.
118,000 7.500%,  2/1/2032
c
117,458
Builders FirstSource , Inc.
85,000 5.000%,  3/1/2030
c
83,205
21,000 6.375%,  3/1/2034
c
21,309
44,000 6.750%,  5/15/2035
c
45,113
Camelot Return Merger Sub, Inc.
54,000 8.750%,  8/1/2028
c
49,479
Canpack SA/ Canpack US, LLC
119,000 3.875%,  11/15/2029
c
110,852
Chart Industries, Inc.
59,000 7.500%,  1/1/2030
c
61,804
Clean Harbors, Inc.
40,000 6.375%,  2/1/2031
c
40,842
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
c
13,154
70,000 6.875%,  1/15/2030
c
71,584
28,000 8.750%,  4/15/2030
c
28,576
42,000 6.750%,  4/15/2032
c
43,021
Crown Cork & Seal Company, Inc.
54,000 7.375%,  12/15/2026 55,703
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
114,000 6.625%,  12/15/2030
c
116,235
ESAB Corporation
68,000 6.250%,  4/15/2029
c
69,480
General Dynamics Corporation
49,000 4.950%,  8/15/2035 49,106
General Electric Company
188,000 4.300%,  7/29/2030 187,103
GFL Environmental, Inc.
124,000 4.000%,  8/1/2028
c
120,181
Herc Holdings, Inc.
24,000 5.500%,  7/15/2027
c
23,903
59,000 6.625%,  6/15/2029
c
60,404
56,000 7.000%,  6/15/2030
c
57,878
40,000 7.250%,  6/15/2033
c
41,421

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Capital Goods  0.1% - continued
Ingersoll Rand, Inc.
$ 161,000 5.176%,  6/15/2029 $ 164,766
35,000 5.700%,  8/14/2033 36,566
Lockheed Martin Corporation
46,000 6.150%,  9/1/2036 50,403
Martin Marietta Materials, Inc.
78,000 5.150%,  12/1/2034 78,242
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
c
52,533
Nesco Holdings II, Inc.
58,000 5.500%,  4/15/2029
c
56,551
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
c
106,233
Nordson Corporation
132,000 5.600%,  9/15/2028 135,626
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 251,677
OI European Group BV
79,000 4.750%,  2/15/2030
c
74,853
Owens-Brockway Glass Container,
Inc.
53,000 6.625%,  5/13/2027
c
53,064
30,000 7.375%,  6/1/2032
c
30,227
Quikrete Holdings, Inc.
196,000 6.375%,  3/1/2032
c
201,017
QXO Building Products, Inc.
66,000 6.750%,  4/30/2032
c
67,965
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026 164,907
Resideo Funding, Inc.
76,000 6.500%,  7/15/2032
c
77,098
Reworld Holding Corporation
95,000 4.875%,  12/1/2029
c
90,726
Roller Bearing Company of
America, Inc.
45,000 4.375%,  10/15/2029
c
43,274
RTX Corporation
44,000 6.400%,  3/15/2054 47,918
225,000 4.450%,  11/16/2038 206,439
201,000 4.500%,  6/1/2042 177,508
Sealed Air Corporation/Sealed Air
Corporation (US)
58,000 6.125%,  2/1/2028
c
58,554
Siemens Funding BV
142,000 5.800%,  5/28/2055
c
146,931
Smyrna Ready Mix Concrete, LLC
142,000 8.875%,  11/15/2031
c
149,439
Sonoco Products Company
154,000 4.600%,  9/1/2029 153,240
Spirit AeroSystems , Inc.
387,000 4.600%,  6/15/2028 380,752
23,000 9.750%,  11/15/2030
c
25,295
SRM Escrow Issuer, LLC
22,000 6.000%,  11/1/2028
c
21,927
Standard Building Solutions, Inc.
43,000 6.500%,  8/15/2032
c
43,910
104,000 6.250%,  8/1/2033
c
104,991
Standard Industries, Inc./NY
36,000 4.750%,  1/15/2028
c
35,505
36,000 3.375%,  1/15/2031
c
32,160
Textron, Inc.
200,000 3.375%,  3/1/2028 194,503
Principal
Amount Long-Term Fixed Income  8.4% Value
Capital Goods  0.1% - continued
TopBuild Corporation
$ 26,000 4.125%,  2/15/2032
c
$ 23,962
Trane Technologies Financing, Ltd.
118,000 5.100%,  6/13/2034 119,689
TransDigm , Inc.
90,000 6.750%,  8/15/2028
c
91,833
205,000 7.125%,  12/1/2031
c
213,456
101,000 6.625%,  3/1/2032
c
103,855
96,000 6.000%,  1/15/2033
c
96,474
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 109,323
110,000 4.000%,  7/15/2030 104,066
Waste Pro USA, Inc.
62,000 7.000%,  2/1/2033
c
64,329
WESCO Distribution, Inc.
36,000 6.375%,  3/15/2029
c
36,925
25,000 6.625%,  3/15/2032
c
25,795
68,000 6.375%,  3/15/2033
c
69,616
Total 7,727,305
Collateralized Mortgage Obligations  0.4%
A&D Mortgage Trust
302,699
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
305,224
Banc of America Alternative Loan
Trust
10,088
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 8,939
BINOM Securitization Trust
202,688
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
183,323
Chase Home Lending Mortgage
Trust
475,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
474,375
CHNGE Mortgage Trust
206,156
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
207,450
Citicorp Mortgage Securities, Inc.
224,466
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 203,158
Citigroup Mortgage Loan Trust,
Inc.
1,713
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,741
COLT Mortgage Loan Trust
385,020
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
344,101
Countrywide Alternative Loan Trust
49,643
4.136%,  10/25/2035, Ser.
2005-43, Class 4A1
d
42,391
274,227
7.000%,  10/25/2037, Ser.
2007-24, Class A10 90,258
Cross Mortgage Trust
423,735
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
c,d
423,739
CSMC Trust
194,804
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
194,729
244,342
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
213,037

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Collateralized Mortgage Obligations  0.4% -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 617,264
4.000%,  1/25/2051, Ser.
5249, Class LA $ 605,415
450,000
5.000%,  1/25/2055, Ser.
5490, Class LB 430,806
825,000
5.250%,  2/25/2055, Ser.
5508, Class AY 806,114
750,000
7.950%,  (SOFR30A +
4.000%), 8/25/2025, Ser.
5567, Class MB
d
750,828
900,000
5.000%,  9/25/2054, Ser.
5473, Class HL 895,591
62,922
3.000%,  2/15/2033, Ser.
4170, Class IG
g
4,059
216,921
3.000%,  3/15/2033, Ser.
4180, Class PI
g
17,480
544,199
4.500%,  10/15/2033, Ser.
2695, Class BH 543,615
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 482,576
Federal Home Loan Mortgage
Corporation - SLST
500,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
422,841
Federal National Mortgage
Association - REMIC
600,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 565,232
665,627
4.500%,  6/25/2052, Ser.
2022-43, Class MA 660,259
567,699
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 453,464
138,749
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
2,781
Flagstar Mortgage Trust
249,286
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
222,731
GCAT Trust
338,927
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
305,466
629,312
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
632,802
GS Mortgage-Backed Securities
Trust
553,688
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
465,033
825,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
799,513
HOMES Trust
475,000
6.995%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
475,089
ICAP Trust
325,000
6.472%,  7/25/2030, Ser.
2025-RTL1, Class A1
c,e
324,875
J.P. Morgan Mortgage Trust
493,649
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
399,540
355,888
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
298,762
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
352,742
Principal
Amount Long-Term Fixed Income  8.4% Value
Collateralized Mortgage Obligations  0.4% -
continued
Mello Mortgage Capital
Acceptance
$ 507,961
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
$ 409,035
Merrill Lynch Alternative Note
Asset Trust
77,526
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 25,325
Morgan Stanley Residential
Mortgage Loan Trust
650,000
7.389%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
657,191
New Residential Mortgage Loan
Trust
990,594
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
800,176
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
315,458
Palisades Mortgage Loan Trust
142,182
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
141,608
PMT Loan Trust
700,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
699,079
775,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
752,090
PRET Trust
361,550
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
347,017
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
303,400
RCO IX Mortgage, LLC
479,803
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e
480,727
Residential Accredit Loans, Inc.
Trust
93,138
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 82,045
Residential Funding Mortgage
Security I Trust
16,815
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 13,489
Roc Mortgage Trust
11,922
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
11,886
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
529,704
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
451,121
Sequoia Mortgage Trust
416,972
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
401,918
70,413
3.577%,  9/20/2046, Ser.
2007-1, Class 4A1
d
46,202
Toorak Mortgage Trust
350,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
348,957

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Collateralized Mortgage Obligations  0.4% -
continued
TRK Trust
$ 308,546
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
$ 271,979
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
349,025
Vericrest Opportunity Loan
Transferee
4,704
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c
4,702
Verus Securitization Trust
173,557
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
154,011
Vontive Mortgage Trust
650,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
654,493
Total 21,860,717
Commercial Mortgage-Backed Securities  0.2%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
466,014
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
339,273
BANK 2022-BNK39
2,722,907
0.416%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
62,318
BANK 2025-BNK49
2,996,447
0.626%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
142,843
500,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
d
520,215
BBCMS Mortgage Trust
400,000
5.586%,  7/15/2058, Ser.
2025-C35, Class A5 414,003
350,000
5.517%,  8/15/2058, Ser.
2025-5C36, Class A3
h
361,202
3,974,218
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
257,362
3,463,825
1.805%,  10/15/2053, Ser.
2020-C8, Class XA
d,g
228,529
Benchmark Mortgage Trust
400,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
d
414,813
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
250,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
f
246,490
600,000
5.000%,  2/25/2035, Ser.
K-170, Class A2
d,f
612,922
Federal National Mortgage
Association - REMIC
525,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 492,481
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
601,671
Home Partners of America Trust
623,741
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
601,417
Principal
Amount Long-Term Fixed Income  8.4% Value
Commercial Mortgage-Backed Securities  0.2%
- continued
$ 469,932
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
$ 418,865
HTAP Issuer Trust
702,662
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
698,547
Morgan Stanley Capital I Trust
3,290,924
1.781%,  7/15/2053, Ser.
2020-HR8, Class XA
d,g
228,345
Wells Fargo Commercial Mortgage
Trust
750,000
5.590%,  7/15/2058, Ser.
2025-5C5, Class A3 775,965
Total 7,883,275
Communications Services  0.2%
AMC Networks, Inc.
90,000 10.250%,  1/15/2029
c
92,360
American Tower Corporation
133,000 5.800%,  11/15/2028 138,069
171,000 2.900%,  1/15/2030 158,803
144,000 5.000%,  1/31/2030 146,213
222,000 4.900%,  3/15/2030 223,997
88,000 5.650%,  3/15/2033 91,266
AppLovin Corporation
163,000 5.500%,  12/1/2034 164,871
AT&T, Inc.
165,000 5.700%,  3/1/2057 158,555
198,000 3.650%,  6/1/2051 139,525
129,000 6.050%,  8/15/2056 130,771
283,000 3.500%,  9/15/2053 190,655
180,000 4.900%,  8/15/2037 171,687
Cable One, Inc.
28,000 4.000%,  11/15/2030
a,c
21,561
CCO Holdings, LLC/CCO Holdings
Capital Corporation
82,000 5.125%,  5/1/2027
c
81,329
16,000 5.000%,  2/1/2028
c
15,700
131,000 5.375%,  6/1/2029
c
128,666
208,000 4.750%,  3/1/2030
c
197,640
147,000 4.500%,  8/15/2030
c
137,536
52,000 4.250%,  2/1/2031
c
47,497
138,000 4.750%,  2/1/2032
c
127,562
38,000 4.500%,  6/1/2033
c
33,734
133,000 4.250%,  1/15/2034
c
114,600
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
160,000 6.100%,  6/1/2029 166,905
400,000 3.500%,  6/1/2041 284,984
Clear Channel Outdoor Holdings,
Inc.
75,000 5.125%,  8/15/2027
c
74,898
81,000 7.875%,  4/1/2030
c
83,414
Comcast Corporation
198,000 5.350%,  5/15/2053 181,726
180,000 4.400%,  8/15/2035 169,888
243,000 4.750%,  3/1/2044 212,868
Crown Castle, Inc.
168,000 4.900%,  9/1/2029 169,202
Deluxe Corporation
90,000 8.125%,  9/15/2029
c
92,654

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Communications Services  0.2% - continued
Deutsche Telekom International
Finance BV
$ 330,000 8.750%,  6/15/2030 $ 387,125
DIRECTV Financing, LLC
22,000 8.875%,  2/1/2030
c
21,421
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
313,000 5.875%,  8/15/2027
c
311,280
70,000 10.000%,  2/15/2031
c
67,506
FiberCop SPA
132,000 6.000%,  9/30/2034
c
124,680
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
c
110,020
Gray Media, Inc.
40,000 10.500%,  7/15/2029
c
43,288
59,000 7.250%,  8/15/2033
c
58,690
Iliad Holding SASU
96,000 8.500%,  4/15/2031
c
102,977
62,000 7.000%,  4/15/2032
c
63,636
LCPR Senior Secured Financing
DAC
139,000 6.750%,  10/15/2027
c
106,682
Level 3 Financing, Inc.
20,000 3.625%,  1/15/2029
c
17,000
45,000 4.875%,  6/15/2029
a,c
42,188
31,796 11.000%,  11/15/2029
c
36,050
18,000 10.750%,  12/15/2030
c
20,272
45,000 4.000%,  4/15/2031
c
38,700
102,000 6.875%,  6/30/2033
c
103,362
Lumen Technologies, Inc.
20,913 4.125%,  4/15/2030
c
20,370
McGraw-Hill Education, Inc.
109,000 5.750%,  8/1/2028
c
108,570
Meta Platforms, Inc.
99,000 5.600%,  5/15/2053 98,194
233,000 5.400%,  8/15/2054 225,152
Netflix, Inc.
169,000 5.375%,  11/15/2029
c
175,445
180,000 4.875%,  6/15/2030
c
183,374
Nexstar Media, Inc.
44,000 5.625%,  7/15/2027
c
43,915
59,000 4.750%,  11/1/2028
a,c
57,345
Omnicom Group, Inc.
80,000 4.200%,  6/1/2030 78,314
Outfront Media Capital,
LLC/ Outfront Media Capital
Corporation
70,000 4.625%,  3/15/2030
a,c
66,451
Paramount Global
31,000 6.375%,  3/30/2062
d
30,535
Rogers Communications, Inc.
31,000 7.000%,  4/15/2055
d
31,694
98,000 7.125%,  4/15/2055
d
100,284
172,000 5.000%,  2/15/2029 174,199
Scripps Escrow II, Inc.
65,000 3.875%,  1/15/2029
c
57,705
Sinclair Television Group, Inc.
45,000 8.125%,  2/15/2033
c
45,900
Sirius XM Radio, LLC
55,000 4.000%,  7/15/2028
c
52,348
95,000 4.125%,  7/1/2030
c
86,662
97,000 3.875%,  9/1/2031
c
85,576
Principal
Amount Long-Term Fixed Income  8.4% Value
Communications Services  0.2% - continued
SoftBank Corporation
$ 200,000 5.332%,  7/9/2035
c
$ 197,674
Sprint Capital Corporation
334,000 8.750%,  3/15/2032 403,438
Take-Two Interactive Software, Inc.
123,000 5.600%,  6/12/2034 126,880
TEGNA, Inc.
107,000 4.625%,  3/15/2028 103,867
Telecom Italia Capital SA
41,000 6.000%,  9/30/2034
a
40,655
TELUS Corporation
109,000 6.625%,  10/15/2055
d
110,380
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 218,458
200,000 4.850%,  1/15/2029 202,445
200,000 4.375%,  4/15/2040 176,694
Uniti Group, LP/ Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
14,000 10.500%,  2/15/2028
c
14,796
110,000 4.750%,  4/15/2028
c
106,603
Univision Communications, Inc.
15,000 8.000%,  8/15/2028
c
15,410
204,000 4.500%,  5/1/2029
c
188,756
54,000 7.375%,  6/30/2030
c
53,704
63,000 8.500%,  7/31/2031
c
63,981
Verizon Communications, Inc.
425,000 2.650%,  11/20/2040 297,985
290,000 3.400%,  3/22/2041 223,592
Viasat , Inc.
40,000 5.625%,  4/15/2027
c
39,807
Virgin Media Finance plc
41,000 5.000%,  7/15/2030
c
36,959
Virgin Media Secured Finance plc
86,000 5.500%,  5/15/2029
c
84,069
Virgin Media Vendor Financing
Notes IV DAC
124,000 5.000%,  7/15/2028
c
120,254
VMED O2 UK Financing I plc
38,000 7.750%,  4/15/2032
c
39,585
Vodafone Group plc
45,000 4.125%,  6/4/2081
d
41,441
54,000 5.125%,  6/4/2081
d
41,638
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
c
117,845
Warnermedia Holdings, Inc.
244,000 4.054%,  3/15/2029 229,101
135,000 4.279%,  3/15/2032
a
113,365
174,000 5.050%,  3/15/2042 116,310
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
52,000 8.250%,  10/1/2031
c
54,438
Zegona Finance plc
87,000 8.625%,  7/15/2029
c
92,612
Ziggo BV
39,000 4.875%,  1/15/2030
c
36,027
Total 11,234,815
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
26,000 3.875%,  1/15/2028
c
25,078

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
$ 58,000 4.375%,  1/15/2028
c
$ 56,677
40,000 6.125%,  6/15/2029
c
40,883
68,000 5.625%,  9/15/2029
c
68,406
Adient Global Holdings, Ltd.
26,000 8.250%,  4/15/2031
c
27,177
41,000 7.500%,  2/15/2033
c
41,810
ADT Security Corporation
60,000 4.125%,  8/1/2029
c
57,398
60,000 4.875%,  7/15/2032
c
57,019
Advance Auto Parts, Inc.
92,000 7.000%,  8/1/2030
c,h
92,468
88,000 7.375%,  8/1/2033
c,h
88,472
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
229,000 4.625%,  6/1/2028
c
222,155
Allison Transmission, Inc.
30,000 3.750%,  1/30/2031
c
27,418
American Axle & Manufacturing,
Inc.
102,000 5.000%,  10/1/2029
a
92,548
Asbury Automotive Group, Inc.
62,000 5.000%,  2/15/2032
c
58,646
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
c
75,586
Aston Martin Capital Holdings, Ltd.
67,000 10.000%,  3/31/2029
c
63,902
Bath & Body Works, Inc.
32,000 6.950%,  3/1/2033 32,898
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
57,000 9.500%,  7/1/2032
c
58,738
Beach Acquisition Bidco , LLC
95,000 10.000%,  7/15/2033
c
99,045
Belron UK Finance plc
115,000 5.750%,  10/15/2029
c
116,079
Boyd Gaming Corporation
75,000 4.750%,  6/15/2031
c
71,437
Boyne USA, Inc.
58,000 4.750%,  5/15/2029
c
56,205
Brightstar Lottery plc
142,000 5.250%,  1/15/2029
c
140,917
Brinker International, Inc.
84,000 8.250%,  7/15/2030
c
89,105
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
134,000 4.875%,  2/15/2030
c
121,849
Caesars Entertainment, Inc.
227,000 4.625%,  10/15/2029
a,c
214,523
43,000 6.500%,  2/15/2032
c
43,852
42,000 6.000%,  10/15/2032
a,c
40,538
Carnival Corporation
15,000 5.750%,  3/1/2027
c
15,150
103,000 6.000%,  5/1/2029
c
103,913
57,000 5.750%,  8/1/2032
c
57,386
61,000 6.125%,  2/15/2033
c
62,082
Carvana Company
30,939
9.000%,PIK 0.000%,
12/1/2028
c,i
31,649
73,000 11.000%,  6/1/2030
c
76,356
90,000 9.000%,  6/1/2031
c
107,025
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
Churchill Downs, Inc.
$ 39,000 4.750%,  1/15/2028
c
$ 38,465
39,000 6.750%,  5/1/2031
c
39,820
Clarios Global, LP/ Clarios US
Finance Company, Inc.
11,000 6.750%,  5/15/2028
c
11,247
Cushman & Wakefield US
Borrower, LLC
18,000 6.750%,  5/15/2028
c
18,137
Dana, Inc.
53,000 4.500%,  2/15/2032
a
51,720
eG Global Finance plc
18,000 12.000%,  11/30/2028
c
19,888
Expedia Group, Inc.
244,000 5.400%,  2/15/2035 245,728
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 201,370
200,000 2.900%,  2/10/2029 182,062
173,000 7.122%,  11/7/2033 179,885
Forestar Group, Inc.
84,000 6.500%,  3/15/2033
c
84,327
FORVIA SE
109,000 8.000%,  6/15/2030
a,c
113,531
Gap, Inc.
26,000 3.625%,  10/1/2029
c
23,993
30,000 3.875%,  10/1/2031
c
26,660
Garrett Motion Holdings, Inc./
Garrett LX I SARL
71,000 7.750%,  5/31/2032
c
73,682
General Motors Company
94,000 6.125%,  10/1/2025 94,115
162,000 5.350%,  4/15/2028 164,630
General Motors Financial
Company, Inc.
68,000 5.400%,  5/8/2027 68,887
230,000 5.800%,  1/7/2029 237,129
224,000 4.900%,  10/6/2029 223,639
228,000 5.450%,  7/15/2030 231,928
91,000 5.625%,  4/4/2032 92,432
Genting New York, LLC/GENNY
Capital, Inc.
79,000 7.250%,  10/1/2029
c
81,336
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
44,000 11.500%,  8/15/2029
c
43,674
96,000 8.750%,  1/15/2032
c
85,006
GLP Capital, LP
298,000 5.750%,  6/1/2028 304,443
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
36,000 3.500%,  3/1/2029
c
33,789
Goodyear Tire & Rubber Company
36,000 4.875%,  3/15/2027 35,845
39,000 5.000%,  7/15/2029
a
37,834
68,000 5.250%,  4/30/2031 64,579
Group 1 Automotive, Inc.
72,000 6.375%,  1/15/2030
c
73,337
Hanesbrands, Inc.
44,000 9.000%,  2/15/2031
a,c
46,310
Harley-Davidson Financial
Services, Inc.
151,000 5.950%,  6/11/2029
c
153,997

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
Hilton Domestic Operating
Company, Inc.
$ 163,000 4.875%,  1/15/2030 $ 160,762
18,000 4.000%,  5/1/2031
c
16,795
104,000 3.625%,  2/15/2032
c
93,769
46,000 5.750%,  9/15/2033
c
46,044
Home Depot, Inc.
126,000 4.250%,  4/1/2046 105,305
205,000 3.900%,  6/15/2047 160,167
Hyundai Capital America
300,000 1.800%,  1/10/2028
c
280,561
172,000 5.300%,  6/24/2029
c
174,975
Jacobs Entertainment, Inc.
101,000 6.750%,  2/15/2029
c
98,475
K Hovnanian Enterprises, Inc.
56,000 11.750%,  9/30/2029
c
60,636
KB Home
120,000 4.800%,  11/15/2029 117,266
L Brands, Inc.
114,000 6.625%,  10/1/2030
c
116,689
62,000 6.875%,  11/1/2035 63,797
Las Vegas Sands Corporation
56,000 5.900%,  6/1/2027 56,934
282,000 5.625%,  6/15/2028 286,488
Lennar Corporation
186,000 5.200%,  7/30/2030 189,487
Life Time, Inc.
56,000 6.000%,  11/15/2031
c
56,413
Light & Wonder International, Inc.
37,000 7.250%,  11/15/2029
c
37,995
Lithia Motors, Inc.
67,000 4.625%,  12/15/2027
c
65,961
Live Nation Entertainment, Inc.
39,000 4.750%,  10/15/2027
c
38,397
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 126,204
286,000 2.625%,  4/1/2031 256,973
Macy's Retail Holdings, LLC
35,000 6.125%,  3/15/2032
a,c
33,511
23,000 7.375%,  8/1/2033
c
23,088
42,000 4.500%,  12/15/2034 34,000
Marriott International, Inc./MD
131,000 5.100%,  4/15/2032 132,539
Match Group Holdings II, LLC
83,000 4.125%,  8/1/2030
c
77,408
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
c
73,468
McDonald's Corporation
225,000 4.450%,  3/1/2047 188,520
Melco Resorts Finance, Ltd.
98,000 5.375%,  12/4/2029
c
93,450
171,000 7.625%,  4/17/2032
c
175,759
Meritage Homes Corporation
173,000 5.650%,  3/15/2035 172,318
MGM Resorts International
38,000 4.625%,  9/1/2026 37,855
62,000 6.125%,  9/15/2029 62,850
Michaels Companies, Inc.
31,000 5.250%,  5/1/2028
c
24,582
Muvico , LLC
66,000
9.000%,PIK 6.000%,
2/19/2029
c,i
71,102
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
NCL Corporation, Ltd.
$ 6,000 5.875%,  3/15/2026
a,c
$ 6,011
89,000 5.875%,  2/15/2027
c
89,264
165,000 6.750%,  2/1/2032
c
169,475
New Home Company, Inc.
45,000 8.500%,  11/1/2030
c
45,944
Nissan Motor Company, Ltd.
145,000 7.500%,  7/17/2030
c
149,595
110,000 4.810%,  9/17/2030
c
101,095
Parkland Corporation
40,000 6.625%,  8/15/2032
c
40,885
Phinia , Inc.
56,000 6.625%,  10/15/2032
c
57,046
Rakuten Group, Inc.
53,000 11.250%,  2/15/2027
c
57,439
62,000 9.750%,  4/15/2029
c
67,885
102,000 8.125%,  12/15/2029
c,d,j
101,216
Raven Acquisition Holdings, LLC
101,000 6.875%,  11/15/2031
c
102,013
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
49,000 4.625%,  4/16/2029
c
43,583
S&S Holdings, LLC
146,000 8.375%,  10/1/2031
c
139,882
Scientific Games Holdings, LP/
Scientific Games US FinCo , Inc.
41,000 6.625%,  3/1/2030
c
39,497
SeaWorld Parks and
Entertainment, Inc.
85,000 5.250%,  8/15/2029
a,c
82,735
Service Corporation International/
US
36,000 3.375%,  8/15/2030 32,806
26,000 4.000%,  5/15/2031 24,119
60,000 5.750%,  10/15/2032 60,142
Six Flags Entertainment
Corporation
18,000 7.250%,  5/15/2031
a,c
18,345
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
18,000 5.375%,  4/15/2027 17,976
144,000 5.250%,  7/15/2029 139,929
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
18,000 6.625%,  5/1/2032
c
18,330
Sonic Automotive, Inc.
94,000 4.875%,  11/15/2031
c
88,594
Staples, Inc.
56,000 10.750%,  9/1/2029
c
52,509
Station Casinos, LLC
62,000 4.625%,  12/1/2031
c
58,021
Stellantis Finance US, Inc.
200,000 5.750%,  3/18/2030
c
200,385
Tenneco, Inc.
81,000 8.000%,  11/17/2028
c
80,396
Toyota Motor Credit Corporation
186,000 4.800%,  5/15/2030 188,667
63,000 4.800%,  1/5/2034 62,887
Uber Technologies, Inc.
132,000 5.350%,  9/15/2054 123,310

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
$ 160,000 4.800%,  9/15/2034 $ 157,156
Vail Resorts, Inc.
32,000 5.625%,  7/15/2030
c
32,176
VICI Properties, LP/VICI Note
Company, Inc.
85,000 5.750%,  2/1/2027
c
85,905
98,000 4.125%,  8/15/2030
c
93,634
Victoria's Secret & Company
113,000 4.625%,  7/15/2029
c
105,159
Victra Holdings, LLC/ Victra
Finance Corporation
57,000 8.750%,  9/15/2029
a,c
59,738
Viking Cruises, Ltd.
143,000 5.875%,  9/15/2027
c
142,908
Walgreens Boots Alliance, Inc.
27,000 4.100%,  4/15/2050 23,118
116,000 3.200%,  4/15/2030 112,594
Walmart, Inc.
173,000 4.500%,  9/9/2052 150,330
109,000 4.900%,  4/28/2035 109,716
Wayfair, LLC
30,000 7.250%,  10/31/2029
c
30,525
25,000 7.750%,  9/15/2030
c
25,622
Wyndham Hotels & Resorts, Inc.
54,000 4.375%,  8/15/2028
c
52,402
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
34,000 5.125%,  10/1/2029
c
33,738
85,000 7.125%,  2/15/2031
c
90,407
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
c
98,562
ZF North America Capital, Inc.
53,000 7.125%,  4/14/2030
c
51,373
39,000 6.750%,  4/23/2030
c
37,113
Total 13,780,515
Consumer Non-Cyclical  0.3%
1261229 B.C., Ltd.
96,000 10.000%,  4/15/2032
c
97,737
Abbott Laboratories
219,000 4.750%,  11/30/2036 215,649
AbbVie, Inc.
68,000 5.400%,  3/15/2054 65,526
420,000 4.500%,  5/14/2035 403,535
153,000 5.350%,  3/15/2044 149,455
Acadia Healthcare Company, Inc.
58,000 5.000%,  4/15/2029
c
56,045
51,000 7.375%,  3/15/2033
a,c
52,509
AdaptHealth , LLC
155,000 4.625%,  8/1/2029
c
145,242
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
112,000 4.625%,  1/15/2027
c
111,092
119,000 3.500%,  3/15/2029
c
112,224
17,000 6.250%,  3/15/2033
c
17,328
Altria Group, Inc.
129,000 4.875%,  2/4/2028 130,196
134,000 6.875%,  11/1/2033 149,054
Amgen, Inc.
150,000 4.200%,  2/22/2052 116,401
198,000 5.600%,  3/2/2043 195,588
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
Amneal Pharmaceuticals, LLC
$ 23,000 6.875%,  8/1/2032
c,h
$ 23,345
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
275,000 4.700%,  2/1/2036 266,656
Anheuser-Busch InBev Worldwide,
Inc.
227,000 5.450%,  1/23/2039 229,866
174,000 5.550%,  1/23/2049 171,057
Archer-Daniels-Midland Company
255,000 2.700%,  9/15/2051 154,190
AstraZeneca plc
360,000 3.000%,  5/28/2051 240,237
BAT Capital Corporation
123,000 6.250%,  8/15/2055 124,263
142,000 7.079%,  8/2/2043 156,264
Bausch + Lomb Corporation
20,000 8.375%,  10/1/2028
c
20,852
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 74,917
BellRing Brands, Inc.
35,000 7.000%,  3/15/2030
c
36,310
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 256,850
Bunge, Ltd. Finance Corporation
167,000 3.200%,  4/21/2031
c
153,526
50,000 4.650%,  9/17/2034 48,262
Cargill, Inc.
196,000 3.125%,  5/25/2051
c
128,144
200,000 5.125%,  2/11/2035
c
201,228
Cencora , Inc.
135,000 5.150%,  2/15/2035 135,351
Central Garden & Pet Company
52,000 4.125%,  10/15/2030
a
48,867
Champ Acquisition Corporation
89,000 8.375%,  12/1/2031
c
94,157
CHS/Community Health Systems,
Inc.
113,000 5.625%,  3/15/2027
c
113,178
79,000 6.000%,  1/15/2029
c
75,091
45,000 6.875%,  4/15/2029
c
34,987
42,000 4.750%,  2/15/2031
c
35,143
52,000 10.875%,  1/15/2032
c
54,516
102,000 9.750%,  1/15/2034
c,h
102,652
Conagra Brands, Inc.
246,000 1.375%,  11/1/2027 228,554
220,000 5.750%,  8/1/2035 220,521
Concentra Health Services, Inc.
32,000 6.875%,  7/15/2032
c
32,880
Constellation Brands, Inc.
108,000 2.875%,  5/1/2030 99,853
CVS Health Corporation
89,000 7.000%,  3/10/2055
d
91,567
122,000 6.750%,  12/10/2054
d
122,101
145,000 4.780%,  3/25/2038 132,499
249,000 6.000%,  6/1/2044 245,248
203,000 5.125%,  7/20/2045 178,125
DaVita, Inc.
80,000 3.750%,  2/15/2031
c
72,549
75,000 6.875%,  9/1/2032
c
77,110
45,000 6.750%,  7/15/2033
c
46,408

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
Edgewell Personal Care Company
$ 111,000 5.500%,  6/1/2028
c
$ 110,165
Eli Lilly & Company
96,000 5.500%,  2/12/2055 95,547
98,000 4.950%,  2/27/2063 87,913
Embecta Corporation
31,000 6.750%,  2/15/2030
a,c
29,625
Encompass Health Corporation
58,000 4.500%,  2/1/2028 57,027
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,c
37,234
Energizer Holdings, Inc.
96,000 4.750%,  6/15/2028
c
93,261
Fortrea Holdings, Inc.
19,000 7.500%,  7/1/2030
a,c
17,372
General Mills, Inc.
53,000 4.950%,  3/29/2033 52,860
Grifols SA
108,000 4.750%,  10/15/2028
c
104,037
HCA, Inc.
188,000 5.250%,  3/1/2030 192,044
265,000 3.500%,  9/1/2030 249,808
122,000 5.450%,  9/15/2034 122,494
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
59,000 7.875%,  9/1/2025
a,c
59,147
HLF Financing SARL, LLC/
Herbalife International, Inc.
60,000 12.250%,  4/15/2029
c
65,022
43,000 4.875%,  6/1/2029
c
35,835
Illumina, Inc.
150,000 4.650%,  9/9/2026 149,924
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
c
266,201
Insulet Corporation
26,000 6.500%,  4/1/2033
c
26,726
IQVIA, Inc.
90,000 6.250%,  6/1/2032
c
92,291
Jazz Securities DAC
56,000 4.375%,  1/15/2029
c
54,173
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
243,000 3.000%,  5/15/2032 212,748
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
196,000 6.375%,  4/15/2066
c
193,180
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
174,000 5.950%,  4/20/2035
c
179,540
Johnson & Johnson
144,000 5.250%,  6/1/2054 141,963
KeHE Distributors, LLC/ KeHE
Finance Corporation/ NextWave
Distribution, Inc.
70,000 9.000%,  2/15/2029
c
73,053
Kenvue , Inc.
218,000 4.850%,  5/22/2032 219,649
Keurig Dr Pepper, Inc.
146,000 5.150%,  5/15/2035 145,218
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
Kimberly-Clark Corporation
$ 230,000 3.900%,  5/4/2047 $ 182,759
Kraft Heinz Foods Company
90,000 4.375%,  6/1/2046 71,504
Lamb Weston Holdings, Inc.
40,000 4.125%,  1/31/2030
c
38,053
41,000 4.375%,  1/31/2032
c
38,309
LifePoint Health, Inc.
57,000 9.875%,  8/15/2030
c
61,434
41,000 11.000%,  10/15/2030
c
45,063
29,000 10.000%,  6/1/2032
c
30,106
Mars, Inc.
29,000 5.650%,  5/1/2045
c
28,801
Medline Borrower, LP/Medline Co-
Issuer, Inc.
46,000 6.250%,  4/1/2029
c
46,904
Mozart Debt Merger Sub, Inc.
215,000 3.875%,  4/1/2029
c
205,040
110,000 5.250%,  10/1/2029
c
107,851
Newell Brands, Inc.
37,000 6.375%,  9/15/2027 37,290
37,000 6.625%,  9/15/2029 36,836
24,000 6.375%,  5/15/2030 23,257
Novartis Capital Corporation
141,000 4.700%,  9/18/2054 124,944
Organon & Company/ Organon
Foreign Debt Co-Issuer BV
140,000 5.125%,  4/30/2031
c
121,116
Owens & Minor, Inc.
45,000 6.625%,  4/1/2030
a,c
40,522
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 101,964
269,000 4.650%,  7/23/2032 268,782
Performance Food Group, Inc.
81,000 4.250%,  8/1/2029
c
77,876
103,000 6.125%,  9/15/2032
c
104,595
Perrigo Finance Unlimited
Company
57,000 4.900%,  6/15/2030 55,580
35,000 6.125%,  9/30/2032 35,366
Pfizer Investment Enterprises,
Private Ltd.
297,000 5.300%,  5/19/2053 277,326
132,000 5.110%,  5/19/2043 124,962
Philip Morris International, Inc.
133,000 5.500%,  9/7/2030 138,605
67,000 5.125%,  2/13/2031 68,419
198,000 5.375%,  2/15/2033 203,196
187,000 4.900%,  11/1/2034 184,535
Post Holdings, Inc.
53,000 4.625%,  4/15/2030
c
50,626
143,000 4.500%,  9/15/2031
c
132,177
52,000 6.250%,  10/15/2034
c
52,065
Prime Healthcare Services, Inc.
148,000 9.375%,  9/1/2029
c
147,075
Radiology Partners, Inc.
91,000 8.500%,  7/15/2032
c
91,947
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
c
107,232
Royalty Pharma plc
131,000 5.150%,  9/2/2029 133,408
Select Medical Corporation
39,000 6.250%,  12/1/2032
a,c
38,899

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
Simmons Foods, Inc.
$ 110,000 4.625%,  3/1/2029
c
$ 104,095
Sotera Health Holdings, LLC
38,000 7.375%,  6/1/2031
c
39,310
Spectrum Brands, Inc.
9,000 3.875%,  3/15/2031
c
7,180
Star Parent, Inc.
32,000 9.000%,  10/1/2030
c
33,651
Stryker Corporation
155,000 5.200%,  2/10/2035 157,410
Sysco Corporation
200,000 6.600%,  4/1/2040 217,990
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 130,439
200,000 5.650%,  7/5/2044 197,883
Tenet Healthcare Corporation
162,000 5.125%,  11/1/2027 161,344
120,000 4.375%,  1/15/2030 115,373
139,000 6.750%,  5/15/2031 143,024
Teva Pharmaceutical Finance
Company, LLC
38,000 6.150%,  2/1/2036 38,604
US Acute Care Solutions, LLC
118,000 9.750%,  5/15/2029
c
120,563
Whirlpool Corporation
40,000 6.500%,  6/15/2033 39,415
Wyeth, LLC
134,000 6.500%,  2/1/2034 148,809
Zoetis, Inc.
288,000 4.700%,  2/1/2043 261,553
Total 15,260,029
Energy  0.2%
Aethon United BR, LP/ Aethon
United Finance Corporation
19,000 7.500%,  10/1/2029
c
19,907
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
70,000 5.375%,  6/15/2029
c
69,412
Archrock Partners, LP/ Archrock
Partners Finance Corporation
55,000 6.250%,  4/1/2028
c
54,997
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
37,000 5.875%,  6/30/2029
c
36,868
45,000 6.625%,  7/15/2033
c
45,623
Baytex Energy Corporation
62,000 8.500%,  4/30/2030
c
63,094
32,000 7.375%,  3/15/2032
c
30,946
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
59,000 7.000%,  7/15/2029
c
61,183
BP Capital Markets America, Inc.
353,000 2.939%,  6/4/2051 219,018
Buckeye Partners, LP
50,000 4.500%,  3/1/2028
c
48,807
33,000 6.875%,  7/1/2029
c
33,970
18,000 6.750%,  2/1/2030
c
18,635
California Resources Corporation
44,000 8.250%,  6/15/2029
c
45,198
Principal
Amount Long-Term Fixed Income  8.4% Value
Energy  0.2% - continued
Cheniere Energy Partners, LP
$ 528,000 4.500%,  10/1/2029 $ 522,271
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 37,637
Civitas Resources, Inc.
28,000 8.375%,  7/1/2028
c
28,793
138,000 8.750%,  7/1/2031
c
139,703
67,000 9.625%,  6/15/2033
c
68,915
CNX Resources Corporation
38,000 6.000%,  1/15/2029
c
37,979
Columbia Pipelines Holding
Company, LLC
140,000 6.042%,  8/15/2028
c
145,508
Columbia Pipelines Operating
Company, LLC
35,000 5.927%,  8/15/2030
c
36,835
Comstock Resources, Inc.
57,000 6.750%,  3/1/2029
c
55,990
130,000 5.875%,  1/15/2030
c
122,718
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
c
224,561
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
c
71,315
Crescent Energy Finance, LLC
103,000 7.625%,  4/1/2032
c
100,652
Delek Logistics Partners, LP/ Delek
Logistics Finance Corporation
79,000 8.625%,  3/15/2029
c
82,216
45,000 7.375%,  6/30/2033
c
44,484
Diamond Foreign Asset Company/
Diamond Finance, LLC
27,000 8.500%,  10/1/2030
c
28,141
Diamondback Energy, Inc.
201,000 5.750%,  4/18/2054 186,687
Eastern Energy Gas Holdings, LLC
257,000 5.800%,  1/15/2035 266,567
Enbridge, Inc.
65,000 5.250%,  4/5/2027 65,749
Enerflex , Ltd.
29,000 9.000%,  10/15/2027
c
29,863
Energy Transfer, LP
86,000 8.000%,  5/15/2054
d
91,615
125,000 5.150%,  2/1/2043 109,990
255,000 6.000%,  6/15/2048 244,149
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 131,688
Excelerate Energy, LP
45,000 8.000%,  5/15/2030
c
47,108
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 211,740
Genesis Energy LP/Genesis
Energy Finance Corporation
59,000 8.875%,  4/15/2030 62,457
88,000 7.875%,  5/15/2032 91,010
Gulfport Energy Operating
Corporation
26,000 6.750%,  9/1/2029
c
26,423
Halliburton Company
133,000 5.000%,  11/15/2045 116,667
Harvest Midstream I, LP
82,000 7.500%,  9/1/2028
c
82,998

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Energy  0.2% - continued
Hess Midstream Operations, LP
$ 80,000 4.250%,  2/15/2030
c
$ 77,407
Hilcorp Energy I, LP/ Hilcorp
Finance Company
111,000 5.750%,  2/1/2029
c
109,034
36,000 6.000%,  4/15/2030
c
35,400
84,000 6.250%,  4/15/2032
c
80,638
Howard Midstream Energy
Partners, LLC
104,000 7.375%,  7/15/2032
c
107,528
ITT Holdings, LLC
136,000 6.500%,  8/1/2029
c
129,541
Kodiak Gas Services, LLC
44,000 7.250%,  2/15/2029
c
45,062
MEG Energy Corporation
45,000 5.875%,  2/1/2029
c
45,006
Moss Creek Resources Holdings,
Inc.
22,000 8.250%,  9/1/2031
c
21,475
MPLX, LP
265,000 4.950%,  9/1/2032 261,774
49,000 5.000%,  3/1/2033 48,255
Nabors Industries, Inc.
36,000 7.375%,  5/15/2027
c
36,333
91,000 9.125%,  1/31/2030
c
90,066
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
c
28,698
112,000 8.375%,  2/15/2032
a,c
109,559
Noble Finance II, LLC
76,000 8.000%,  4/15/2030
c
77,517
Northern Oil and Gas, Inc.
62,000 8.750%,  6/15/2031
c
63,698
NuStar Logistics, LP
71,000 6.375%,  10/1/2030 73,144
Occidental Petroleum Corporation
117,000 5.000%,  8/1/2027 117,841
ONEOK, Inc.
108,000 5.700%,  11/1/2054 99,181
67,000 5.000%,  3/1/2026 67,067
144,000 4.750%,  10/15/2031 142,641
85,000 5.600%,  4/1/2044 77,769
Ovintiv , Inc.
166,000 7.200%,  11/1/2031 180,535
PBF Holding Company, LLC/PBF
Finance Corporation
54,000 6.000%,  2/15/2028 51,967
51,000 7.875%,  9/15/2030
c
46,514
Permian Resources Operating,
LLC
70,000 6.250%,  2/1/2033
c
70,416
Prairie Acquiror , LP
58,000 9.000%,  8/1/2029
c
60,076
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
c
49,968
Range Resources Corporation
53,000 4.750%,  2/15/2030
c
51,519
Rockies Express Pipeline, LLC
91,000 4.950%,  7/15/2029
c
89,222
Saturn Oil & Gas, Inc.
25,000 9.625%,  6/15/2029
a,c
24,754
SM Energy Company
65,000 6.500%,  7/15/2028 65,403
Principal
Amount Long-Term Fixed Income  8.4% Value
Energy  0.2% - continued
$ 26,000 7.000%,  8/1/2032
c
$ 25,746
South Bow USA Infrastructure
Holdings, LLC
166,000 5.026%,  10/1/2029
c
165,854
62,000 5.584%,  10/1/2034
c
61,201
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
36,000 5.875%,  3/1/2027 35,876
Sunoco, LP
106,000 7.000%,  5/1/2029
c
109,717
Sunoco, LP/Sunoco Finance
Corporation
55,000 5.875%,  3/15/2028 54,850
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
179,000 5.500%,  1/15/2028
c
177,393
53,000 7.375%,  2/15/2029
c
54,379
Talos Production, Inc.
25,000 9.000%,  2/1/2029
c
25,622
Targa Resources Corporation
83,000 6.125%,  5/15/2055 81,089
232,000 4.200%,  2/1/2033 216,900
TGNR Intermediate Holdings, LLC
70,000 5.500%,  10/15/2029
c
68,188
Tidewater, Inc.
23,000 9.125%,  7/15/2030
c
24,122
TotalEnergies Capital SA
111,000 5.275%,  9/10/2054 102,994
Transocean, Inc.
138,400 8.750%,  2/15/2030
c
143,489
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 7.125%,  3/15/2029
c
62,357
Valaris , Ltd.
66,000 8.375%,  4/30/2030
c
68,171
Venture Global LNG, Inc.
132,000 8.125%,  6/1/2028
c
136,661
69,000 9.000%,  9/30/2029
c,d,j
69,018
53,000 7.000%,  1/15/2030
c
53,743
213,000 8.375%,  6/1/2031
c
220,318
75,000 9.875%,  2/1/2032
c
80,921
Venture Global Plaquemines LNG,
LLC
87,000 6.500%,  1/15/2034
c
89,501
44,000 7.750%,  5/1/2035
c
48,245
131,000 6.750%,  1/15/2036
c
134,760
Vital Energy, Inc.
61,000 7.750%,  7/31/2029
c
55,504
45,000 7.875%,  4/15/2032
a,c
39,497
Western Midstream Operating, LP
133,000 6.350%,  1/15/2029 138,872
66,000 6.150%,  4/1/2033 68,841
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 280,250
80,000 5.600%,  3/15/2035 81,770
Total 9,870,944
Financials  0.7%
200 Park Funding Trust
123,000 5.740%,  2/15/2055
c
120,964

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Acrisure , LLC/ Acrisure Finance,
Inc.
$ 25,000 4.250%,  2/15/2029
c
$ 23,868
36,000 7.500%,  11/6/2030
c
37,191
AEGON Funding Company, LLC
214,000 5.500%,  4/16/2027
a,c
216,151
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
150,000 6.100%,  1/15/2027 152,847
200,000 3.875%,  1/23/2028 196,707
203,000 5.375%,  12/15/2031 206,965
AG TTMT Escrow Issuer, LLC
28,000 8.625%,  9/30/2027
c
28,770
Agree, LP
111,000 5.625%,  6/15/2034 113,404
Air Lease Corporation
38,000 4.650%,  6/15/2026
d,j
37,537
306,000 3.000%,  2/1/2030 285,495
Aircastle , Ltd.
200,000 5.250%,  8/11/2025
c
200,000
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
36,000 4.250%,  10/15/2027
c
35,244
135,000 6.750%,  4/15/2028
c
136,826
52,000 7.000%,  1/15/2031
c
53,470
Ally Financial, Inc.
286,000 8.000%,  11/1/2031 323,102
55,000 6.700%,  2/14/2033 57,116
American Express Company
131,000 5.043%,  7/26/2028
d
132,506
99,000 5.085%,  1/30/2031
d
101,106
American Homes 4 Rent, LP
121,000 4.950%,  6/15/2030 121,789
American International Group, Inc.
273,000 5.125%,  3/27/2033 276,345
Americold Realty Operating
Partnership, LP
180,000 5.600%,  5/15/2032 180,159
Ameriprise Financial, Inc.
246,000 5.200%,  4/15/2035 246,550
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
c
29,531
86,000 4.875%,  6/30/2029
c
83,531
Aon North America, Inc.
103,000 5.750%,  3/1/2054 100,333
Apollo Debt Solutions BDC
161,000 6.700%,  7/29/2031 167,655
Ares Capital Corporation
107,000 2.150%,  7/15/2026 104,453
116,000 5.875%,  3/1/2029 118,466
Ares Strategic Income Fund
260,000 5.450%,  9/9/2028
c
259,570
135,000 5.600%,  2/15/2030 134,515
Arthur J. Gallagher & Company
33,000 6.750%,  2/15/2054 36,028
52,000 5.750%,  7/15/2054 50,305
Aviation Capital Group, LLC
148,000 5.125%,  4/10/2030
c
149,052
Avolon Holdings Funding, Ltd.
150,000 4.950%,  1/15/2028
c
150,675
165,000 5.750%,  3/1/2029
c
169,334
238,000 5.375%,  5/30/2030
c
242,154
Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Azorra Finance, Ltd.
$ 98,000 7.750%,  4/15/2030
c
$ 102,069
Banco Santander SA
200,000 4.175%,  3/24/2028
d
198,578
Bank of America Corporation
180,000 1.734%,  7/22/2027
d
175,053
170,000 3.824%,  1/20/2028
d
168,174
116,000 5.202%,  4/25/2029
d
118,163
180,000 2.087%,  6/14/2029
d
168,521
125,000 3.974%,  2/7/2030
d
122,960
300,000 2.496%,  2/13/2031
d
273,837
400,000 1.922%,  10/24/2031
d
348,836
200,000 2.972%,  2/4/2033
d
179,046
398,000 4.571%,  4/27/2033
d
391,831
200,000 5.872%,  9/15/2034
d
210,694
81,000 5.468%,  1/23/2035
d
83,127
231,000 5.425%,  8/15/2035
d
231,417
265,000 3.846%,  3/8/2037
d
242,900
Bank of New York Mellon
Corporation
134,000 6.317%,  10/25/2029
d
141,541
Bank of Nova Scotia
65,000 4.850%,  2/1/2030 65,930
Barclays plc
36,000 6.125%,  12/15/2025
d,j
36,045
200,000 6.496%,  9/13/2027
d
203,931
280,000 4.972%,  5/16/2029
d
282,607
251,000 4.942%,  9/10/2030
d
252,774
200,000 5.746%,  8/9/2033
d
207,396
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 168,393
BlackRock Funding, Inc.
70,000 5.250%,  3/14/2054 66,565
Blackstone Private Credit Fund
177,000 5.600%,  11/22/2029 178,320
Blue Owl Credit Income
Corporation
166,000 4.700%,  2/8/2027 164,728
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
c
89,656
304,000 6.100%,  3/15/2028
c
305,756
140,000 6.750%,  4/4/2029 143,372
BNP Paribas SA
235,000 5.283%,  11/19/2030
c,d
239,396
333,000 3.132%,  1/20/2033
c,d
297,781
Brookfield Finance, Inc.
124,000 5.813%,  3/3/2055 122,298
Brown & Brown, Inc.
64,000 6.250%,  6/23/2055 65,576
65,000 5.550%,  6/23/2035 65,708
Burford Capital Global Finance,
LLC
84,000 9.250%,  7/1/2031
c
88,827
46,000 7.500%,  7/15/2033
c
46,299
Camden Property Trust
163,000 3.150%,  7/1/2029 155,127
Capital One Financial Corporation
48,000 5.700%,  2/1/2030
d
49,539
Capital One NA
290,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
296,360

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Charles Schwab Corporation
$ 136,000 6.136%,  8/24/2034
d
$ 146,766
CHL Mortgage Pass-Through Trust
613,809
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 260,350
Chubb INA Holdings, LLC
125,000 4.350%,  11/3/2045 107,216
Citadel, LP
157,000 6.375%,  1/23/2032
c
162,947
Citibank NA
250,000 4.914%,  5/29/2030 253,922
Citigroup, Inc.
168,000 3.200%,  10/21/2026 165,424
326,000 3.668%,  7/24/2028
d
320,628
50,000 3.520%,  10/27/2028
d
48,910
53,000 6.875%,  8/15/2030
d,j
53,451
261,000 4.952%,  5/7/2031
d
263,479
281,000 4.910%,  5/24/2033
d
280,424
169,000 6.174%,  5/25/2034
d
176,734
182,000 6.020%,  1/24/2036
d
186,519
Citizens Financial Group, Inc.
92,000 5.718%,  7/23/2032
d
94,920
CNA Financial Corporation
100,000 5.125%,  2/15/2034 99,222
Comerica, Inc.
52,000 5.982%,  1/30/2030
d
53,469
Constellation Insurance, Inc.
89,000 6.800%,  1/24/2030
c
87,781
Corebridge Financial, Inc.
75,000 6.375%,  9/15/2054
d
74,880
100,000 4.350%,  4/5/2042 83,698
Countrywide Home Loan
Mortgage Pass Through Trust
24,901
5.197%,  11/25/2035, Ser.
2005-22, Class 2A1
d
20,515
Countrywide Home Loans, Inc.
75,120
5.750%,  4/25/2037, Ser.
2007-3, Class A27 32,320
Cousins Properties, LP
71,000 5.375%,  2/15/2032 71,674
Credit Acceptance Corporation
55,000 9.250%,  12/15/2028
c
58,167
Credit Agricole SA
250,000 5.222%,  5/27/2031
c,d
254,084
Credit Suisse Group AG
225,000 7.250%,  N/A
*,k
15,188
Deutsche Bank AG/New York, NY
169,000 5.297%,  5/9/2031
d
171,813
150,000 4.950%,  8/4/2031
d,h
150,248
300,000 3.729%,  1/14/2032
d
277,685
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
c
118,233
Elevance Health, Inc.
110,000 3.125%,  5/15/2050 70,119
179,000 4.625%,  5/15/2042 156,009
Encore Capital Group, Inc.
23,000 9.250%,  4/1/2029
c
24,225
107,000 8.500%,  5/15/2030
c
113,261
EPR Properties
130,000 4.950%,  4/15/2028 130,012
ERP Operating, LP
195,000 4.950%,  6/15/2032 196,593
Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Fairfax Financial Holdings, Ltd.
$ 138,000 6.350%,  3/22/2054 $ 139,127
FirstCash , Inc.
90,000 5.625%,  1/1/2030
c
89,068
First-Citizens Bank & Trust
Company
117,000 6.125%,  3/9/2028 121,041
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
c
133,532
Freedom Mortgage Corporation
33,000 7.625%,  5/1/2026
c
33,143
Freedom Mortgage Holdings, LLC
84,000 9.250%,  2/1/2029
c
87,552
36,000 9.125%,  5/15/2031
c
37,423
74,000 8.375%,  4/1/2032
c
75,685
FTAI Aviation Investors, LLC
38,000 5.500%,  5/1/2028
c
37,908
86,000 7.000%,  5/1/2031
c
89,229
52,000 7.000%,  6/15/2032
c
53,852
GGAM Finance, Ltd.
35,000 7.750%,  5/15/2026
c
35,234
37,000 8.000%,  6/15/2028
c
39,138
103,000 5.875%,  3/15/2030
c
102,876
Global Aircraft Leasing Company,
Ltd.
112,000 8.750%,  9/1/2027
c
115,655
Global Net Lease, Inc.
23,000 4.500%,  9/30/2028
c
22,123
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
81,000 3.750%,  12/15/2027
c
77,201
goeasy , Ltd.
54,000 9.250%,  12/1/2028
c
57,157
18,000 7.625%,  7/1/2029
c
18,535
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,668
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
d
196,583
201,000 6.484%,  10/24/2029
d
212,498
200,000 5.218%,  4/23/2031
d
204,507
80,000 1.992%,  1/27/2032
d
69,409
513,000 3.102%,  2/24/2033
d
461,221
Goldman Sachs Private Credit
Corporation
122,000 5.875%,  5/6/2028
c
122,937
Howard Hughes Corporation
24,000 4.125%,  2/1/2029
c
22,878
HSBC Holdings plc
74,000 6.875%,  9/11/2029
d,j
76,268
200,000 5.130%,  3/3/2031
d
202,765
HUB International, Ltd.
103,000 7.250%,  6/15/2030
c
107,371
Huntington Bancshares, Inc./OH
167,000 5.709%,  2/2/2035
d
170,838
166,000 6.141%,  11/18/2039
d
169,690
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
36,000 6.250%,  5/15/2026 35,768
145,000 5.250%,  5/15/2027 141,267
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 141,759

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Jackson National Life Global
Funding
$ 180,000 5.550%,  7/2/2027
c
$ 183,132
Jane Street Group/JSG Finance,
Inc.
58,000 4.500%,  11/15/2029
c
55,552
24,000 7.125%,  4/30/2031
c
24,788
40,000 6.125%,  11/1/2032
c
39,687
130,000 6.750%,  5/1/2033
c
133,040
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
27,000 5.000%,  8/15/2028
c
26,037
57,000 6.625%,  10/15/2031
c
56,710
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
c
28,920
72,000 9.500%,  2/15/2029
c
75,979
31,000 8.250%,  5/15/2030
c
32,344
JPMorgan Chase & Company
210,000 2.947%,  2/24/2028
d
205,075
231,000 4.979%,  7/22/2028
d
233,224
330,000 4.505%,  10/22/2028
d
330,388
375,000 4.203%,  7/23/2029
d
372,459
250,000 2.522%,  4/22/2031
d
228,425
300,000 1.953%,  2/4/2032
d
260,266
265,000 4.586%,  4/26/2033
d
261,842
198,000 4.912%,  7/25/2033
d
199,194
162,000 5.766%,  4/22/2035
d
169,903
125,000 5.502%,  1/24/2036
d
128,245
152,000 5.534%,  11/29/2045
d
152,050
KeyBank NA/Cleveland, OH
174,000 5.000%,  1/26/2033 172,270
Kilroy Realty, LP
67,000 4.250%,  8/15/2029 64,607
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
c,d
19,462
Lincoln National Corporation
280,000 2.330%,  8/15/2030
c
249,387
Lloyds Banking Group plc
200,000 5.871%,  3/6/2029
d
206,149
LPL Holdings, Inc.
226,000 4.900%,  4/3/2028 227,257
Macquarie Airfinance Holdings,
Ltd.
180,000 5.200%,  3/27/2028
c
181,679
34,000 6.400%,  3/26/2029
c
35,346
117,000 5.150%,  3/17/2030
c
116,901
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 48,125
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
c
195,481
Molina Healthcare, Inc.
27,000 4.375%,  6/15/2028
c
25,841
46,000 6.250%,  1/15/2033
c
45,384
Morgan Stanley
125,000 5.516%,  11/19/2055
d
122,453
210,000 4.350%,  9/8/2026 209,453
276,000 3.591%,  7/22/2028
d
271,262
132,000 5.164%,  4/20/2029
d
134,128
290,000 3.622%,  4/1/2031
d
277,774
132,000 5.250%,  4/21/2034
d
134,134
114,000 5.831%,  4/19/2035
d
119,501
97,000 5.587%,  1/18/2036
d
99,556
Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
$ 232,000 5.297%,  4/20/2037
d
$ 232,030
MPT Operating Partnership, LP/
MPT Finance Corporation
52,000 8.500%,  2/15/2032
c
54,049
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 150,474
National Securities Clearing
Corporation
250,000 4.700%,  5/20/2030
c
252,957
Nationstar Mortgage Holdings,
Inc.
18,000 5.500%,  8/15/2028
c
17,976
38,000 6.500%,  8/1/2029
c
38,867
57,000 5.125%,  12/15/2030
c
56,892
22,000 7.125%,  2/1/2032
c
22,973
NatWest Group plc
200,000 4.445%,  5/8/2030
d
198,594
203,000 6.475%,  6/1/2034
d
211,964
Navient Corporation
21,000 5.000%,  3/15/2027 20,769
24,000 5.500%,  3/15/2029 23,478
New York Life Global Funding
196,000 4.550%,  1/28/2033
c
192,593
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 207,612
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 283,605
126,000 5.200%,  7/1/2030 126,400
Omnis Funding Trust
146,000 6.722%,  5/15/2055
c
151,005
OneMain Finance Corporation
52,000 3.500%,  1/15/2027 50,739
60,000 3.875%,  9/15/2028 57,222
42,000 6.750%,  3/15/2032 42,617
190,000 7.125%,  9/15/2032 195,822
Osaic Holdings, Inc.
69,000 6.750%,  8/1/2032
c,h
69,832
Panther Escrow Issuer, LLC
85,000 7.125%,  6/1/2031
c
87,898
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
102,000 4.875%,  5/15/2029
c
98,119
PennyMac Financial Services, Inc.
23,000 7.125%,  11/15/2030
c
23,708
66,000 6.875%,  5/15/2032
c
67,244
44,000 6.875%,  2/15/2033
c
44,845
Phoenix Aviation Capital, Ltd.
73,000 9.250%,  7/15/2030
c
76,490
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
d
68,584
PRA Group, Inc.
56,000 8.375%,  2/1/2028
c
57,285
Prologis Targeted US Logistics
Fund, LP
136,000 5.250%,  4/1/2029
c
139,309
88,000 5.250%,  1/15/2035
c
88,328
Prologis, LP
92,000 5.250%,  3/15/2054 85,883
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
d
244,120
Regency Centers, LP
196,000 4.125%,  3/15/2028 194,824

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
$ 100,000 5.250%,  1/15/2034 $ 101,498
RenaissanceRe Holdings, Ltd.
230,000 5.800%,  4/1/2035 236,384
RGA Global Funding
65,000 5.500%,  1/11/2031
c
66,965
RHP Hotel Properties, LP/RHP
Finance Corporation
18,000 4.750%,  10/15/2027 17,806
36,000 4.500%,  2/15/2029
c
35,011
Rithm Capital Corporation
46,000 8.000%,  7/15/2030
c
46,829
RLJ Lodging Trust, LP
33,000 4.000%,  9/15/2029
c
30,797
Rocket Companies, Inc.
68,000 6.375%,  8/1/2033
c
69,359
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
72,000 3.625%,  3/1/2029
c
68,014
41,000 3.875%,  3/1/2031
c
37,819
20,000 4.000%,  10/15/2033
c
17,695
Ryan Specialty, LLC
19,000 4.375%,  2/1/2030
c
18,231
91,000 5.875%,  8/1/2032
c
91,252
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
d
68,714
163,000 5.473%,  3/20/2029
d
165,646
58,000 6.174%,  1/9/2030
d
60,427
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
350,486
Service Properties Trust
39,000 5.500%,  12/15/2027 38,461
14,000 8.625%,  11/15/2031
c
14,909
Simon Property Group, LP
217,000 3.800%,  7/15/2050 161,377
Sixth Street Lending Partners
118,000 6.125%,  7/15/2030
c
120,229
SLM Corporation
32,000 6.500%,  1/31/2030 33,240
Societe Generale SA
39,000 10.000%,  11/14/2028
c,d,j
42,993
214,000 5.249%,  5/22/2029
c,d
216,271
Standard Chartered plc
200,000 5.545%,  1/21/2029
c,d
204,164
Starwood Property Trust, Inc.
35,000 4.375%,  1/15/2027
c
34,402
61,000 6.500%,  10/15/2030
c
62,788
State Street Corporation
244,000 4.530%,  2/20/2029
d
245,039
Stonex Escrow Issuer, LLC
134,000 6.875%,  7/15/2032
c
136,407
Sumitomo Mitsui Financial Group,
Inc.
200,000 5.710%,  1/13/2030 209,000
125,000 1.710%,  1/12/2031 107,179
Synchrony Financial
78,000 5.935%,  8/2/2030
d
80,167
37,000 7.250%,  2/2/2033 38,882
Synovus Bank
250,000 5.625%,  2/15/2028 253,546
Toronto-Dominion Bank
83,000 5.146%,  9/10/2034
d
83,442
Travelers Companies, Inc.
82,000 5.050%,  7/24/2035 82,202
Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Truist Financial Corporation
$ 134,000 6.047%,  6/8/2027
d
$ 135,397
94,000 5.125%,  12/15/2027
d,j
92,384
157,000 5.122%,  1/26/2034
d
157,052
86,000 5.711%,  1/24/2035
d
88,986
U.S. Bancorp
204,000 5.775%,  6/12/2029
d
211,210
52,000 5.836%,  6/12/2034
d
54,535
92,000 5.678%,  1/23/2035
d
95,336
UBS Group AG
200,000 6.246%,  9/22/2029
c,d
209,579
164,000 3.091%,  5/14/2032
c,d
149,004
200,000 5.699%,  2/8/2035
c,d
207,263
200,000 5.379%,  9/6/2045
c,d
192,974
United Wholesale Mortgage, LLC
97,000 5.500%,  4/15/2029
c
94,880
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 130,256
198,000 4.750%,  5/15/2052 166,453
Vornado Realty, LP
26,000 3.400%,  6/1/2031 22,799
Wells Fargo & Company
337,000 4.900%,  1/24/2028
d
338,757
199,000 3.526%,  3/24/2028
d
195,847
142,000 5.707%,  4/22/2028
d
144,769
294,000 2.393%,  6/2/2028
d
283,060
139,000 5.574%,  7/25/2029
d
143,126
109,000 5.389%,  4/24/2034
d
111,524
323,000 4.900%,  11/17/2045 284,819
XHR, LP
36,000 4.875%,  6/1/2029
c
34,746
20,000 6.625%,  5/15/2030
c
20,328
Total 37,699,869
Foreign Government  <0.1%
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
c,h
251,125
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
c
179,958
Saudi Arabian Oil Company
160,000 5.250%,  7/17/2034
c
161,851
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
c
83,587
Total 676,521
Mortgage-Backed Securities  2.5%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
353,900 5.500%,  12/1/2038 361,352
3,792,238 5.500%,  2/1/2040 3,863,140
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,770,531 2.000%,  1/1/2052 1,406,625
673,901 6.000%,  1/1/2055 694,446
933,010 2.000%,  5/1/2051 741,251
3,037,414 2.500%,  5/1/2051 2,520,539
1,466,499 3.500%,  5/1/2052 1,321,597
2,046,167 4.000%,  5/1/2052 1,907,843
925,938 5.000%,  7/1/2053 908,806
416,331 5.500%,  7/1/2053 417,498
1,166,074 3.500%,  8/1/2052 1,050,623

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Mortgage-Backed Securities  2.5% - continued
$ 1,025,884 5.000%,  8/1/2053 $ 1,009,380
3,328,499 5.500%,  9/1/2053 3,345,098
993,925 3.500%,  9/1/2047 910,929
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
768,984 2.500%,  7/1/2030 740,446
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
236,093 5.500%,  9/1/2039 241,647
1,000,000 5.000%,  8/1/2040
h
1,002,691
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,111,873 3.000%,  12/1/2036 1,043,845
935,056 3.000%,  8/1/2038 878,744
1,438,594 3.500%,  5/1/2040 1,363,821
1,779,470 2.500%,  4/1/2042 1,568,607
454,015 2.000%,  5/1/2042 387,807
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,426,304 3.000%,  1/1/2052 2,959,396
418,051 2.000%,  2/1/2051 331,662
611,642 2.000%,  2/1/2051 485,931
2,350,359 2.500%,  2/1/2051 1,929,044
2,001,461 2.500%,  2/1/2051 1,663,950
2,045,997 5.500%,  2/1/2055 2,051,935
7,088,132 2.000%,  3/1/2051 5,574,575
2,430,176 4.000%,  3/1/2051 2,277,484
387,187 2.000%,  3/1/2052 307,123
3,757,316 3.000%,  3/1/2052 3,224,572
4,676,564 2.000%,  4/1/2051 3,662,859
1,844,251 3.000%,  4/1/2051 1,582,780
2,290,405 3.000%,  5/1/2050 1,967,415
766,838 2.000%,  5/1/2051 606,236
2,097,950 3.000%,  5/1/2051 1,840,433
669,188 3.500%,  5/1/2052 601,912
2,408,168 2.000%,  6/1/2050 1,902,942
1,374,424 3.000%,  6/1/2050 1,208,525
612,588 4.000%,  6/1/2052 566,623
735,642 5.000%,  6/1/2053 723,159
3,371,019 2.500%,  7/1/2051 2,807,459
908,265 3.500%,  7/1/2051 821,126
536,041 3.000%,  7/1/2052 466,324
1,785,360 4.000%,  7/1/2052 1,651,407
1,175,463 3.500%,  8/1/2050 1,066,482
1,888,040 3.500%,  8/1/2052 1,692,695
3,579,026 4.500%,  8/1/2052 3,403,731
1,360,899 5.000%,  8/1/2053 1,337,805
3,054,491 6.000%,  8/1/2054 3,155,094
825,000 2.500%,  8/1/2055
h
675,861
482,812 2.500%,  9/1/2051 400,906
549,538 3.500%,  9/1/2052 495,846
1,214,228 3.500%,  9/1/2052 1,095,478
1,075,638 5.000%,  9/1/2052 1,055,014
1,836,394 4.500%,  9/1/2053 1,749,737
1,112,621 4.500%,  9/1/2053 1,064,419
3,441,863 4.000%,  10/1/2052 3,197,301
736,120 2.000%,  11/1/2051 584,807
702,764 3.500%,  11/1/2052 636,131
3,068,532 2.000%,  12/1/2050 2,425,885
4,860,035 2.500%,  12/1/2051 4,031,088
2,113,469 4.500%,  12/1/2052 2,021,204
Principal
Amount Long-Term Fixed Income  8.4% Value
Mortgage-Backed Securities  2.5% - continued
$ 4,625,000 5.500%,  8/1/2042
h
$ 4,600,514
1,181,367 3.500%,  12/1/2047 1,085,660
1,950,000 4.500%,  8/1/2048
h
1,849,563
6,125,000 5.000%,  8/1/2048
h
5,960,836
4,985,000 3.000%,  8/1/2049
h
4,265,425
7,400,000 3.500%,  9/1/2049
h
6,600,639
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
3,940,004 2.500%,  3/1/2062 3,089,264
778,966 3.500%,  7/1/2061 683,523
1,769,842 4.000%,  12/1/2061 1,620,799
PRPM, LLC
414,909
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,e
415,639
Total 129,162,953
Technology  0.2%
Accenture Capital, Inc.
170,000 4.500%,  10/4/2034 164,511
Adobe, Inc.
257,000 5.300%,  1/17/2035 267,523
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052
a
110,705
Alphabet, Inc.
146,000 5.250%,  5/15/2055 143,256
Amentum Holdings, Inc.
133,000 7.250%,  8/1/2032
c
137,585
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 274,046
Apple, Inc.
232,000 2.650%,  2/8/2051 143,188
437,000 3.750%,  9/12/2047 342,922
Block, Inc.
40,000 3.500%,  6/1/2031 36,658
166,000 6.500%,  5/15/2032 170,347
Boost Newco Borrower, LLC
109,000 7.500%,  1/15/2031
c
115,247
Broadcom, Inc.
205,000 4.900%,  7/15/2032 205,632
76,000 3.469%,  4/15/2034
c
67,547
266,000 3.137%,  11/15/2035
c
223,273
220,000 3.187%,  11/15/2036
c
181,553
180,000 4.926%,  5/15/2037
c
173,946
CACI International, Inc.
30,000 6.375%,  6/15/2033
c
30,676
Central Parent, Inc./CDK Global,
Inc.
74,000 7.250%,  6/15/2029
c
60,804
Cisco Systems, Inc.
69,000 5.300%,  2/26/2054 66,484
Clarivate Science Holdings
Corporation
39,000 3.875%,  7/1/2028
c
37,279
Cloud Software Group, Inc.
272,000 6.500%,  3/31/2029
c
274,689
CommScope Technologies, LLC
45,000 5.000%,  3/15/2027
c
44,066
CommScope , LLC
42,000 4.750%,  9/1/2029
c
40,784
42,000 9.500%,  12/15/2031
a,c
44,229
Consensus Cloud Solutions, Inc.
18,000 6.000%,  10/15/2026
c
17,866

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Technology  0.2% - continued
CoreWeave , Inc.
$ 67,000 9.250%,  6/1/2030
c
$ 67,338
70,000 9.000%,  2/1/2031
c
69,702
Dell International, LLC/EMC
Corporation
196,000 4.750%,  4/1/2028 197,566
Dell, Inc.
124,000 6.500%,  4/15/2038 132,450
Diebold Nixdorf, Inc.
99,000 7.750%,  3/31/2030
c
105,038
Fair Isaac Corporation
77,000 6.000%,  5/15/2033
c
77,362
Fiserv, Inc.
137,000 2.650%,  6/1/2030 124,908
136,000 5.350%,  3/15/2031 139,843
116,000 5.600%,  3/2/2033 119,233
160,000 5.150%,  8/12/2034 158,948
Gen Digital, Inc.
44,000 7.125%,  9/30/2030
c
45,472
21,000 6.250%,  4/1/2033
c
21,409
Global Payments, Inc.
198,000 5.300%,  8/15/2029 200,741
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
43,000 4.625%,  5/1/2028
a,c
40,650
Hewlett Packard Enterprise
Company
240,000 4.400%,  9/25/2027 239,918
137,000 4.850%,  10/15/2031 136,492
II-VI, Inc.
32,000 5.000%,  12/15/2029
c
31,318
Intel Corporation
279,000 4.900%,  7/29/2045 231,736
ION Trading Technologies SARL
70,000 9.500%,  5/30/2029
c
72,536
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
c
74,431
101,000 4.875%,  9/15/2029
c
98,754
90,000 5.250%,  7/15/2030
c
88,446
217,000 4.500%,  2/15/2031
c
205,219
Kioxia Holdings Corporation
162,000 6.625%,  7/24/2033
c
160,303
KLA Corporation
199,000 3.300%,  3/1/2050 137,794
Marvell Technology, Inc.
33,000 5.950%,  9/15/2033 34,809
Mastercard , Inc.
160,000 3.950%,  2/26/2048 127,307
Microchip Technology, Inc.
28,000 5.050%,  3/15/2029 28,316
Micron Technology, Inc.
88,000 5.650%,  11/1/2032 90,967
Microsoft Corporation
95,000 3.041%,  3/17/2062 60,203
228,000 2.500%,  9/15/2050 137,677
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
c
31,417
NCR Voyix Corporation
55,000 5.000%,  10/1/2028
c
54,101
30,000 5.125%,  4/15/2029
c
29,401
Neptune Bidco US, Inc.
91,000 9.290%,  4/15/2029
c
88,068
Principal
Amount Long-Term Fixed Income  8.4% Value
Technology  0.2% - continued
NXP BV/NXP Funding, LLC
$ 75,000 5.550%,  12/1/2028 $ 77,239
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 83,138
180,000 3.250%,  5/11/2041 131,998
Open Text Corporation
72,000 3.875%,  12/1/2029
c
67,395
Open Text Holdings, Inc.
166,000 4.125%,  2/15/2030
c
155,593
Oracle Corporation
132,000 6.900%,  11/9/2052 144,796
161,000 6.150%,  11/9/2029 170,734
130,000 5.250%,  2/3/2032 132,745
87,000 4.700%,  9/27/2034 83,590
250,000 3.850%,  7/15/2036 217,924
380,000 4.000%,  7/15/2046 290,236
Paychex, Inc.
73,000 5.600%,  4/15/2035 75,020
PayPal Holdings, Inc.
124,000 5.500%,  6/1/2054 120,574
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
c
17,971
Qualcomm, Inc.
213,000 4.750%,  5/20/2032 214,907
RingCentral, Inc.
102,000 8.500%,  8/15/2030
c
108,372
Rocket Software, Inc.
44,000 9.000%,  11/28/2028
c
45,406
Roper Technologies, Inc.
173,000 1.750%,  2/15/2031 147,981
Sabre GLBL, Inc.
15,000 8.625%,  6/1/2027
c
15,239
45,000 11.125%,  7/15/2030
c
47,441
Seagate Data Storage Technology,
Private Ltd.
73,685 9.625%,  12/1/2032
c
82,986
30,000 5.750%,  12/1/2034
c
28,209
Sensata Technologies BV
127,000 4.000%,  4/15/2029
c
120,705
Sensata Technologies, Inc.
66,000 4.375%,  2/15/2030
c
63,156
21,000 3.750%,  2/15/2031
c
19,160
25,000 6.625%,  7/15/2032
c
25,545
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
102,000 6.750%,  8/15/2032
c
105,365
SS&C Technologies, Inc.
65,000 5.500%,  9/30/2027
c
65,014
20,000 6.500%,  6/1/2032
c
20,565
Synopsys, Inc.
152,000 5.700%,  4/1/2055 149,885
UKG, Inc.
35,000 6.875%,  2/1/2031
c
35,933
Verisk Analytics, Inc.
99,000 5.250%,  3/15/2035 99,042
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
c
61,036
Xerox Corporation
62,000 10.250%,  10/15/2030
c
63,746
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
c
6,980

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Technology  0.2% - continued
$ 33,000 5.500%,  8/15/2028
c
$ 21,826
Total 10,352,141
Transportation  <0.1%
Air Canada
39,000 3.875%,  8/15/2026
c
38,582
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
65,500 5.500%,  4/20/2026
c
65,440
111,534 5.750%,  4/20/2029
c
111,495
Avianca Midco 2 plc
68,000 9.625%,  2/14/2030
c
63,240
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
43,000 5.375%,  3/1/2029
a,c
41,169
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 123,427
140,000 5.750%,  5/1/2040 145,148
100,000 4.450%,  3/15/2043 87,438
Canadian Pacific Railway
Company
132,000 4.700%,  5/1/2048 115,863
DCLI Bidco , LLC
95,000 7.750%,  11/15/2029
c
96,970
Delta Air Lines, Inc.
179,000 5.250%,  7/10/2030 180,687
Delta Air Lines, Inc./ SkyMiles IP,
Ltd.
284,000 4.750%,  10/20/2028
c
284,174
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
c
126,787
JetBlue Airways Corporation/
JetBlue Loyalty, LP
71,000 9.875%,  9/20/2031
c
68,646
Norfolk Southern Corporation
171,000 5.100%,  5/1/2035 171,729
OneSky Flight, LLC
98,000 8.875%,  12/15/2029
c
103,248
Rand Parent, LLC
100,000 8.500%,  2/15/2030
a,c
100,553
RXO, Inc.
39,000 7.500%,  11/15/2027
c
39,644
Ryder System, Inc.
146,000 4.850%,  6/15/2030 146,936
Star Leasing Company, LLC
40,000 7.625%,  2/15/2030
c
39,454
Stena International SA
58,000 7.250%,  1/15/2031
c
58,938
Stonepeak Nile Parent, LLC
31,000 7.250%,  3/15/2032
c
32,561
Union Pacific Corporation
265,000 2.973%,  9/16/2062 153,010
United Airlines, Inc.
229,000 4.625%,  4/15/2029
c
223,622
United Parcel Service, Inc.
105,000 4.650%,  10/15/2030 105,852
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
c
20,068
43,000 6.375%,  2/1/2030
a,c
40,620
Total 2,785,301
Principal
Amount Long-Term Fixed Income  8.4% Value
U.S. Government & Agencies  2.8%
U.S. Treasury Bonds
$ 1,146,000 3.625%,  5/15/2053 $ 921,142
300,000 1.625%,  11/15/2050 155,777
1,500,000 4.750%,  11/15/2053 1,464,316
1,510,000 5.250%,  11/15/2028 1,571,698
1,175,000 4.375%,  5/15/2040 1,137,363
6,780,000 3.000%,  5/15/2042 5,356,730
12,618,000 2.500%,  5/15/2046 8,614,249
10,050,000 2.875%,  5/15/2049 7,117,834
U.S. Treasury Notes
1,600,000 4.250%,  12/31/2025 1,599,369
5,715,000 2.625%,  1/31/2026 5,666,824
3,990,000 0.500%,  2/28/2026 3,902,750
20,870,000 2.500%,  2/28/2026 20,652,577
2,100,000 4.625%,  2/28/2026 2,103,331
4,800,000 4.500%,  3/31/2026 4,806,431
4,700,000 4.375%,  7/31/2026 4,708,372
5,100,000 3.500%,  9/30/2026 5,062,945
5,000,000 0.500%,  4/30/2027 4,709,180
1,500,000 3.875%,  5/31/2027 1,497,422
4,485,000 2.250%,  11/15/2027 4,322,594
5,600,000 3.875%,  12/31/2027 5,596,281
5,100,000 3.500%,  1/31/2028 5,051,988
3,000,000 3.625%,  3/31/2028 2,980,195
7,300,000 2.875%,  5/15/2028 7,105,524
1,600,000 3.750%,  12/31/2028 1,592,188
5,100,000 3.500%,  9/30/2029 5,016,727
19,311,000 4.000%,  3/31/2030 19,355,506
4,680,000 1.375%,  11/15/2031 3,979,645
1,175,000 4.125%,  11/15/2032 1,172,384
3,200,000 4.500%,  11/15/2033 3,256,750
Total 140,478,092
Utilities  0.2%
AES Corporation
64,000 7.600%,  1/15/2055
d
64,643
265,000 3.950%,  7/15/2030
c
252,268
Algonquin Power & Utilities
Corporation
176,000 4.750%,  1/18/2082
d
170,850
Alpha Generation, LLC
34,000 6.750%,  10/15/2032
c
34,793
American Water Capital
Corporation
135,000 5.450%,  3/1/2054 130,090
Atmos Energy Corporation
82,000 5.000%,  12/15/2054 74,181
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 133,809
Calpine Corporation
83,000 4.500%,  2/15/2028
c
82,098
Capital Power US Holdings, Inc.
217,000 5.257%,  6/1/2028
c
219,294
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 96,240
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 53,865
175,000 4.125%,  5/15/2049 137,750
Constellation Energy Generation,
LLC
67,000 6.125%,  1/15/2034 72,065

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Utilities  0.2% - continued
Consumers Energy Company
$ 221,000 4.350%,  4/15/2049 $ 184,616
Dominion Energy, Inc.
18,000 6.875%,  2/1/2055
d
18,836
18,000 7.000%,  6/1/2054
d
19,203
DTE Electric Company
95,000 3.700%,  3/15/2045 73,403
135,000 3.700%,  6/1/2046 103,329
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 186,207
Duke Energy Corporation
26,000 6.450%,  9/1/2054
d
26,770
214,000 5.450%,  6/15/2034
a
219,365
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 127,929
Enel Finance International NV
200,000 5.125%,  6/26/2029
c
203,108
Entergy Louisiana, LLC
123,000 5.800%,  3/15/2055 122,675
Eversource Energy
166,000 4.750%,  5/15/2026 166,030
Exelon Corporation
190,000 4.700%,  4/15/2050 159,074
376,000 4.450%,  4/15/2046 310,751
FirstEnergy Corporation
165,000 4.850%,  7/15/2047 140,147
Georgia Power Company
113,000 4.950%,  5/17/2033 113,515
68,000 5.250%,  3/15/2034 69,136
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 77,254
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
c
131,520
Lightning Power, LLC
83,000 7.250%,  8/15/2032
c
86,774
Long Ridge Energy, LLC
61,000 8.750%,  2/15/2032
a,c
63,258
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 157,223
National Rural Utilities Cooperative
Finance Corporation
83,000 3.700%,  3/15/2029 81,096
NextEra Energy Capital Holdings,
Inc.
166,000 5.900%,  3/15/2055 165,487
225,000 4.685%,  9/1/2027 226,104
111,000 5.300%,  3/15/2032 113,929
NiSource, Inc.
18,000 6.375%,  3/31/2055
d
18,230
245,000 5.650%,  2/1/2045 237,103
NRG Energy, Inc.
28,000 3.375%,  2/15/2029
c
26,286
35,000 5.250%,  6/15/2029
c
34,611
32,000 6.000%,  2/1/2033
c
32,087
87,000 6.250%,  11/1/2034
c
88,154
Pacific Gas and Electric Company
135,000 3.300%,  12/1/2027 130,386
137,000 5.550%,  5/15/2029 139,640
114,000 4.550%,  7/1/2030 111,791
70,000 5.800%,  5/15/2034 71,036
PG&E Corporation
34,000 5.000%,  7/1/2028 33,173
Principal
Amount Long-Term Fixed Income  8.4% Value
Utilities  0.2% - continued
PPL Capital Funding, Inc.
$ 174,000 5.250%,  9/1/2034 $ 175,479
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 108,863
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 138,725
Public Service Enterprise Group,
Inc.
246,000 4.900%,  3/15/2030 249,239
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 258,300
Southern California Edison
Company
77,000 5.450%,  3/1/2035 76,697
Southern Company
265,000 5.113%,  8/1/2027 268,567
210,000 4.850%,  3/15/2035 204,442
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 126,831
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 78,936
Talen Energy Supply, LLC
64,000 8.625%,  6/1/2030
c
68,011
TerraForm Power Operating, LLC
200,000 5.000%,  1/31/2028
c
197,307
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 45,050
191,000 4.600%,  12/1/2048 159,852
Vistra Corporation
36,000 8.000%,  10/15/2026
c,d,j
36,746
90,000 7.000%,  12/15/2026
c,d,j
90,879
Vistra Operations Company, LLC
86,000 5.000%,  7/31/2027
c
85,539
Xcel Energy, Inc.
103,000 4.600%,  6/1/2032 100,553
78,000 5.600%,  4/15/2035 79,447
XPLR Infrastructure Operating
Partners, LP
130,000 3.875%,  10/15/2026
c
126,881
Total 8,467,526
Total Long-Term Fixed Income
(cost $450,729,475) 430,344,778
Shares Private Equity Funds 1.5% Value
Secondary  1.5%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*, b,l
13,300,952
1 ASF IX, LP
*, b,l
8,651,506
1 ASF VIII Sidecar (Cayman), LP
*, b,l
2,953,279
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*, b,l
8,461,087
1 LCP X (Offshore), LP
*, b,l
23,718,043

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Private Equity Funds 1.5% Value
Secondary  1.5% - continued
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*, b,l
$ 17,693,600
Total 74,778,467
Total Private Equity Funds
(cost $59,718,494) 74,778,467
Shares
Collateral Held for Securities
Loaned 0.1% Value
5,869,280 Thrivent Cash Management Trust 5,869,280
Total Collateral Held for
Securities Loaned
(cost $5,869,280) 5,869,280
Shares or
Principal
Amount Short-Term Investments 15.5% Value
Federal Farm Credit Bank
Discount Notes
5,400,000 4.250%, 10/2/2025
m
5,359,885
Federal Home Loan Bank Discount
Notes
1,300,000 4.218%, 8/1/2025
m,n
1,299,847
100,000 4.220%, 8/6/2025
m,n
99,929
300,000 4.215%, 8/11/2025
m,n
299,611
900,000 4.274%, 9/10/2025
m,n
895,664
5,800,000 4.195%, 9/16/2025
m,n
5,767,970
6,900,000 4.250%, 9/23/2025
m,n
6,856,220
6,200,000 4.203%, 9/26/2025
m,n
6,158,476
900,000 4.262%, 10/8/2025
m,n
892,677
400,000 4.260%, 10/10/2025
m,n
396,651
7,700,000 4.250%, 10/24/2025
m,n
7,622,824
Federal Home Loan Mortgage
Corporation Discount Notes
300,000 4.180%, 8/11/2025
m
299,611
15,100,000 4.205%, 9/5/2025
m,n
15,036,127
2,700,000 4.185%, 9/8/2025
m,n
2,687,627
5,200,000 4.180%, 9/22/2025
m,n
5,167,617
Federal National Mortgage
Association Discount Notes
7,900,000 4.200%, 8/8/2025
m
7,892,556
1,200,000 4.195%, 8/15/2025
m,n
1,197,880
11,500,000 4.200%, 8/22/2025
m,n
11,470,202
9,100,000 4.185%, 9/19/2025
m,n
9,046,538
State Street Institutional U.S.
Government Money Market
Fund
230,194,551 4.250%
m
230,194,551
Thrivent Core Short-Term Reserve
Fund
46,652,492 4.580% 466,524,921
U.S. Treasury Bills
500,000 4.271%, 8/7/2025
m
499,644
1,400,000 4.202%, 9/25/2025
m,o
1,390,804
1,000,000 4.206%, 10/14/2025
m,o
991,287
800,000 4.228%, 10/16/2025
m,o
792,841
Total Short-Term Investments
(cost $788,735,524) 788,841,960
Total Investments (cost
$4,038,888,133) 100.5% $5,108,574,552
Other Assets and Liabilities, Net
(0.5%) (27,155,085)
Total Net Assets 100.0% $5,081,419,467
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $75,449,798 or 1.5% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of July 31, 2025
was $74,793,655 or 1.47% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2025.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 10,254,854
ASF IX, LP  3/18/2024 6,900,927
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,625,581
Credit Suisse Group AG  9/5/2018 225,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 6,580,000
LCP X (Offshore), LP  10/25/2023 18,159,550
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 15,197,582
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of July 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 2,581,908
Common Stock 3,061,694
Total lending $5,643,602
Gross amount payable upon return of
collateral for securities loaned $5,869,280
Net amounts due to counterparty $225,678
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,026,981,275 2,026,981,275 – –
U.S. Unaffiliated 26,985,147 26,985,147 – –
Common Stock
Communications Services 120,901,133 120,901,133 – –
Consumer Discretionary 135,884,869 135,884,869 – –
Consumer Staples 41,994,772 41,994,772 – –
Energy 52,104,384 52,104,384 – –
Financials 224,802,572 224,802,572 – –
Health Care 152,418,933 152,418,933 – –
Industrials 164,458,651 163,810,800 647,851 –
Information Technology 392,444,919 386,121,207 6,323,712 –
Materials 44,690,063 44,253,364 436,699 –
Real Estate 39,582,462 39,582,462 – –
Utilities 48,576,035 48,576,035 – –
Long-Term Fixed Income
Asset-Backed Securities 9,475,665 – 9,475,665 –
Basic Materials 3,629,110 – 3,629,110 –
Capital Goods 7,727,305 – 7,727,305 –
Collateralized Mortgage Obligations 21,860,717 – 21,860,717 –
Commercial Mortgage-Backed Securities 7,883,275 – 7,883,275 –
Communications Services 11,234,815 – 11,234,815 –
Consumer Cyclical 13,780,515 – 13,780,515 –
Consumer Non-Cyclical 15,260,029 – 15,260,029 –
Energy 9,870,944 – 9,870,944 –
Financials 37,699,869 – 37,699,869 –
Foreign Government 676,521 – 676,521 –
Mortgage-Backed Securities 129,162,953 – 129,162,953 –
Technology 10,352,141 – 10,352,141 –
Transportation 2,785,301 – 2,785,301 –
U.S. Government & Agencies 140,478,092 – 140,478,092 –
Utilities 8,467,526 – 8,467,526 –
Private Equity Funds
Secondary 74,778,467 – – 74,778,467
Short-Term Investments 322,317,039 230,194,551 92,122,488 –
Subtotal Investments in Securities $4,299,265,499 $3,694,611,504 $529,875,528 $74,778,467
Other Investments  * Total
Affiliated Short-Term Investments 466,524,921
U.S. Affiliated Registered Investment Cos. 336,914,852
Collateral Held for Securities Loaned 5,869,280
Subtotal Other Investments $809,309,053
Total Investments at Value $5,108,574,552
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation Fund as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
% Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
0
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 32,178,705 32,178,705 – –
Credit Default Swaps 1,056,081 – 1,056,081 –
Total Asset Derivatives $33,234,786 $32,178,705 $1,056,081 $–
Liability Derivatives
Futures Contracts 7,382,391 7,035,145 347,246 –
Total Return Swaps 974,660 – 974,660 –
Total Liability Derivatives $8,357,051 $7,035,145 $1,321,906 $–
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
7/31/2025
Long-Term Fixed Income
Mortgage-Backed
Securities  $864,563 $- $31,028 $- $- $- $(895,591) $-
Private Equity Funds
 Secondary 42,754,861 - 4,970,399 27,053,207 - - - 74,778,467
Total $43,619,424 $- $5,001,427 $27,053,207 $- $- $(895,591) $74,778,467
Investments in Securities
Ending Value
7/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $74,778,467
Adjusted reported investment of
net asset value Fair Value adjustment ** N/A
Total  $74,778,467

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling
$60,742,842 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 337 September 2025 $ 37,028,808 $ 399,254
CBOT 2-Yr. U.S. Treasury Note 451 September 2025 93,446,266 (96,311)
CBOT 5-Yr. U.S. Treasury Note 470 September 2025 50,595,998 244,785
CBOT U.S. Long Bond 203 September 2025 22,505,031 675,032
CME E-mini Russell 2000 Index 11 September 2025 1,196,061 25,049
CME E-mini S&P 500 Index 2,407 September 2025 739,923,441 27,217,547
CME E-mini S&P Mid-Cap 400 Index 1 September 2025 307,912 8,598
CME Ultra Long Term U.S. Treasury Bond 214 September 2025 24,313,032 791,843
Ultra 10-Yr. U.S. Treasury Note 176 September 2025 19,532,302 369,449
Total Futures Long Contracts $ 988,848,851 $ 29,635,246
CME E-mini S&P Mid-Cap 400 Index (429) September 2025 ( $ 130,030,731) ( $ 5,752,059)
CME Euro Foreign Exchange Currency (218) September 2025 (31,326,835) 96,973
Eurex Euro STOXX 50 Index (777) September 2025 (46,923,424) (347,246)
ICE mini MSCI EAFE Index (835) September 2025 (111,459,626) 2,350,175
ICE US mini MSCI Emerging Markets Index (892) September 2025 (54,041,405) (1,186,775)
Total Futures Short Contracts ( $ 373,782,021) ($4,838,932)
Total Futures Contracts $ 615,066,830 $24,796,314

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's credit default swap contracts held as of July 31, 2025. Investments totaling
$1,984,718 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Sell 6/20/2030 ( $ 20,540,000) $ – $ 1,056,081 $ 1,056,081
Total Credit Default Swaps $– $1,056,081 $1,056,081
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderately Aggressive Allocation Fund's total return swap contracts held as of July 31, 2025. Investments totaling
$1,125,712 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 12,499,636 ( $ 974,660) $ – ( $ 974,660)
Total Return Swaps ( $ 974,660) $ – ($974,660)
# Payment made on Termination Date

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $34,381 $1,591 $1,667 $35,224 4,173 0.7%
Core Emerging Markets Equity 73,130 2,279 – 83,003 7,700 1.6
Core International Equity 121,163 17,504 – 154,004 12,834 3.0
Core Low Volatility Equity 3,474 269 – 3,707 311 0.1
Core Mid Cap Value 63,770 5,763 27,000 37,124 3,372 0.7
Core Small Cap Value 49,357 5,782 25,400 23,853 2,294 0.5
Global Stock, Class S 226,130 25,742 – 252,315 8,456 5.0
High Yield, Class S 25,446 1,221 224 26,693 6,251 0.6
Income, Class S 73,122 2,468 4,007 71,998 8,770 1.4
International Equity, Class S 293,763 8,508 – 335,453 27,723 6.6
Large Cap Growth, Class S 508,359 30,918 – 579,005 24,534 11.4
Large Cap Value, Class S 423,212 35,008 – 455,362 14,465 9.0
Mid Cap Stock, Class S 268,198 10,984 85,010 186,116 5,098 3.7
Short-Term Bond, Class S 41,561 1,290 1,703 41,581 3,324 0.8
Small Cap Stock, Class S 80,371 1,483 0 78,459 2,514 1.5
Total U.S. Affiliated Registered Investment
Companies 2,285,437 2,363,897 46.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% 698,970 210,229 442,674 466,525 46,652 9.2
Total Affiliated Short-Term Investments 698,970 466,525 9.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,793 271,730 272,654 5,869 5,869 0.1
Total Collateral Held for Securities Loaned 6,793 5,869 0.1
Total Value $2,991,200 $2,836,291
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($355) $1,274 $– $1,591
Core Emerging Markets Equity – 7,594 – 2,280
Core International Equity – 15,337 – 4,479
Core Low Volatility Equity Fund – (36) 129 140
Core Mid Cap Value 1,669 (7,078) 4,532 1,231
Core Small Cap Value 1,562 (7,448) 4,957 824
Global Stock, Class S – 443 21,459 4,283
High Yield, Class S (30) 280 – 1,221
Income, Class S (898) 1,313 – 2,472
International Equity, Class S – 33,182 – 8,508
Large Cap Growth, Class S – 39,728 30,355 563
Large Cap Value, Class S – (2,858) 28,373 6,635
Mid Cap Stock, Class S 15,445 (23,501) 9,595 1,389
Short-Term Bond, Class S (20) 453 – 1,290
Small Cap Stock, Class S (0) (3,395) 1,059 425
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% 15 (15) – 19,477
Total Income/Non Cash Income from Affiliated Investments $56,808
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 20
Total Affiliated Income from Securities Loaned, Net $20
Total $17,388 $55,273 $100,459

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   39.1% Value
U.S. Affiliated   38.8%
3,768,894 Thrivent Core Emerging Markets
Debt Fund $ 31,809,464
934,971 Thrivent Core Emerging Markets
Equity Fund 10,078,984
1,539,890 Thrivent Core International Equity
Fund 18,478,681
62,017 Thrivent Core Low Volatility Equity
Fund 739,859
113,636 Thrivent Core Mid Cap Value Fund 1,251,135
162,249 Thrivent Core Small Cap Value
Fund 1,687,389
85,853 Thrivent Global Stock Fund, Class
S 2,561,867
5,646,576 Thrivent High Yield Fund, Class S 24,110,878
7,935,105 Thrivent Income Fund, Class S 65,147,212
2,420,399 Thrivent International Equity Fund,
Class S 29,286,828
3,434,435 Thrivent Large Cap Growth Fund,
Class S 81,052,666
3,867,306 Thrivent Large Cap Value Fund,
Class S 121,742,779
361,966 Thrivent Mid Cap Stock Fund,
Class S 13,215,371
3,005,221 Thrivent Short-Term Bond Fund,
Class S 37,595,312
137,744 Thrivent Small Cap Stock Fund,
Class S 4,299,005
Total 443,057,430
U.S. Unaffiliated   0.3%
1,762 Invesco QQQ Trust Series 1 995,548
8,862 Invesco Senior Loan ETF
a
185,481
126 iShares Russell 2000 Growth ETF 36,559
288 iShares Semiconductor ETF 69,129
3,782 SPDR S&P 500 ETF Trust 2,390,526
861 SPDR S&P Biotech ETF 73,753
221 SPDR S&P Software & Services
ETF 41,307
290 VanEck Semiconductor ETF 83,746
Total 3,876,049
Total Registered Investment
Companies (cost $312,867,488) 446,933,479
Principal
Amount Long-Term Fixed Income 34.0% Value
Asset-Backed Securities  0.8%
Access Group, Inc.
$ 20,123
4.965%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,c
20,034
ALLO Issuer, LLC
550,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
b
554,317
Balboa Bay Loan Funding, Ltd.
500,000
6.276%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
b,c
500,011
375,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
b,c
375,166
Principal
Amount Long-Term Fixed Income  34.0% Value
Asset-Backed Securities  0.8% - continued
Barings CLO, Ltd.
$ 500,000
6.229%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
b,c
$ 499,989
CarVal CLO I, Ltd.
400,000
6.168%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
b,c
400,521
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
b
283,868
Commonbond Student Loan Trust
14,534
4.967%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,c
14,359
Foundation Finance Trust
100,728
1.270%,  5/15/2041, Ser.
2021-1A, Class A
b
94,839
GSAA Home Equity Trust
886,348
4.289%,  8/25/2034, Ser.
2004-10, Class M2
c
807,763
Hertz Vehicle Financing III, LLC
300,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
b
301,749
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
b
479,792
HTAP Issuer Trust
344,415
6.500%,  4/25/2042, Ser.
2024-2, Class A
b
340,455
Laurel Road Prime Student Loan
Trust
127,929
5.960%,  11/25/2043, Ser.
2018-D, Class A
b,c
121,127
LCM 41, Ltd.
200,000
6.318%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
b,c
199,993
MFA Trust
318,040
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
318,401
National Collegiate Trust
59,152
4.729%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,c
57,843
Oak Street Investment
352,889
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
b
342,858
Palmer Square Loan Funding, Ltd.
275,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
b,c
272,635
PRET, LLC
649,170
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
b,d
646,219
290,057
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
b,d
291,063
PRPM, LLC
450,000
5.729%,  7/25/2030, Ser.
2025-5, Class A1
b,d
448,903
Sunnova Hestia II Issuer, LLC
322,447
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
b,e
320,138

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Asset-Backed Securities  0.8% - continued
Unlock HEA Trust
$ 301,940
7.000%,  4/25/2039, Ser.
2024-1, Class A
b
$ 301,754
398,696
6.500%,  10/25/2039, Ser.
2024-2, Class A
b
394,242
Vericrest Opportunity Loan
Transferee
7,805
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
b
7,799
217,356
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
b
217,084
259,209
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
b,d
256,339
Wind River CLO, Ltd.
78,999
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,c
79,038
Total 8,948,299
Basic Materials  0.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
59,000 8.625%,  6/15/2029
b
62,348
Alumina, Pty. Ltd.
82,000 6.125%,  3/15/2030
b
82,904
ATI, Inc.
69,000 7.250%,  8/15/2030 72,331
Avient Corporation
60,000 6.250%,  11/1/2031
b
60,213
Axalta Coating Systems Dutch
Holding B BV
60,000 7.250%,  2/15/2031
b
62,396
Cascades, Inc./Cascades USA,
Inc.
70,000 6.750%,  7/15/2030
b
69,836
Celanese US Holdings, LLC
68,000 6.850%,  11/15/2028 70,790
28,000 6.500%,  4/15/2030 28,315
34,000 6.629%,  7/15/2032 35,200
62,000 6.750%,  4/15/2033
a
62,532
Cerdia Finanz GmbH
68,000 9.375%,  10/3/2031
b
71,165
Chemours Company
95,000 5.750%,  11/15/2028
b
87,251
Cleveland-Cliffs, Inc.
115,000 4.625%,  3/1/2029
b
108,387
46,000 6.875%,  11/1/2029
b
46,022
75,000 4.875%,  3/1/2031
b
66,551
27,000 7.375%,  5/1/2033
b
26,286
35,000 6.250%,  10/1/2040 28,178
Consolidated Energy Finance SA
207,000 5.625%,  10/15/2028
b
173,338
CVR Partners, LP/CVR Nitrogen
Finance Corporation
74,000 6.125%,  6/15/2028
b
73,456
Eastman Chemical Company
155,000 5.000%,  8/1/2029 156,743
First Quantum Minerals, Ltd.
20,000 6.875%,  10/15/2027
b
20,034
40,000 9.375%,  3/1/2029
b
42,389
47,000 8.625%,  6/1/2031
b
48,939
Fortescue Treasury, Pty. Ltd.
21,000 4.500%,  9/15/2027
b
20,698
Principal
Amount Long-Term Fixed Income  34.0% Value
Basic Materials  0.3% - continued
$ 35,000 5.875%,  4/15/2030
b
$ 35,439
36,000 6.125%,  4/15/2032
b
36,709
Glencore Funding, LLC
193,000 4.000%,  3/27/2027
b
191,103
200,000 4.907%,  4/1/2028
b
201,833
Hecla Mining Company
55,000 7.250%,  2/15/2028 55,614
INEOS Finance plc
104,000 7.500%,  4/15/2029
b
103,233
International Flavors & Fragrances,
Inc.
59,000 1.230%,  10/1/2025
b
58,600
Magnera Corporation
136,000 7.250%,  11/15/2031
b
128,010
Mercer International, Inc.
45,000 12.875%,  10/1/2028
b
45,387
41,000 5.125%,  2/1/2029 33,027
Methanex Corporation
35,000 5.250%,  12/15/2029 34,667
Methanex US Operations, Inc.
36,000 6.250%,  3/15/2032
b
35,685
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
b
58,529
24,000 8.500%,  5/1/2030
a,b
24,567
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 51,177
Novelis Corporation
36,000 4.750%,  1/30/2030
b
34,485
45,000 3.875%,  8/15/2031
b
40,364
Olin Corporation
39,000 6.625%,  4/1/2033
b
37,951
Smurfit Kappa Treasury, ULC
133,000 5.777%,  4/3/2054 132,172
SNF Group SACA
105,000 3.375%,  3/15/2030
b
96,422
Steel Dynamics, Inc.
70,000 5.250%,  5/15/2035 69,908
SunCoke Energy, Inc.
136,000 4.875%,  6/30/2029
b
124,367
Taseko Mines, Ltd.
72,000 8.250%,  5/1/2030
b
75,178
Tronox, Inc.
36,000 4.625%,  3/15/2029
a,b
28,008
Total 3,308,737
Capital Goods  0.6%
Advanced Drainage Systems, Inc.
71,000 6.375%,  6/15/2030
b
72,073
AECOM
83,000 6.000%,  8/1/2033
b
83,675
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
40,000 7.000%,  5/21/2030
b
41,171
Amrize Finance US, LLC
94,000 5.400%,  4/7/2035
b
94,815
Amsted Industries, Inc.
15,000 4.625%,  5/15/2030
b
14,365
80,000 6.375%,  3/15/2033
b
81,277
Axon Enterprise, Inc.
35,000 6.125%,  3/15/2030
b
35,746
35,000 6.250%,  3/15/2033
b
35,856

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Capital Goods  0.6% - continued
BAE Systems plc
$ 200,000 5.250%,  3/26/2031
b
$ 205,809
Ball Corporation
43,000 3.125%,  9/15/2031 38,487
Boeing Company
156,000 5.040%,  5/1/2027 156,904
81,000 6.259%,  5/1/2027 83,068
90,000 6.388%,  5/1/2031 96,826
183,000 5.705%,  5/1/2040 181,800
Bombardier, Inc.
49,000 6.000%,  2/15/2028
b
49,326
41,000 7.250%,  7/1/2031
b
42,812
100,000 7.000%,  6/1/2032
a,b
103,449
20,000 6.750%,  6/15/2033
b
20,556
41,000 7.450%,  5/1/2034
b
44,306
Brundage-Bone Concrete
Pumping Holdings, Inc.
90,000 7.500%,  2/1/2032
b
89,587
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
b
68,521
19,000 6.375%,  3/1/2034
b
19,279
39,000 6.750%,  5/15/2035
b
39,987
Camelot Return Merger Sub, Inc.
52,000 8.750%,  8/1/2028
b
47,646
Canpack SA/Canpack US, LLC
112,000 3.875%,  11/15/2029
b
104,332
Chart Industries, Inc.
52,000 7.500%,  1/1/2030
b
54,472
Clean Harbors, Inc.
36,000 6.375%,  2/1/2031
b
36,758
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
b
14,166
67,000 6.875%,  1/15/2030
b
68,516
25,000 8.750%,  4/15/2030
b
25,514
38,000 6.750%,  4/15/2032
b
38,924
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 51,577
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
b
110,118
ESAB Corporation
67,000 6.250%,  4/15/2029
b
68,458
General Dynamics Corporation
44,000 4.950%,  8/15/2035 44,095
General Electric Company
170,000 4.300%,  7/29/2030 169,189
GFL Environmental, Inc.
110,000 4.000%,  8/1/2028
b
106,612
Herc Holdings, Inc.
22,000 5.500%,  7/15/2027
b
21,911
57,000 6.625%,  6/15/2029
b
58,356
51,000 7.000%,  6/15/2030
b
52,710
37,000 7.250%,  6/15/2033
b
38,314
Ingersoll Rand, Inc.
138,000 5.176%,  6/15/2029 141,228
34,000 5.700%,  8/14/2033 35,521
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 109,158
40,000 6.150%,  9/1/2036 43,829
Martin Marietta Materials, Inc.
68,000 5.150%,  12/1/2034 68,211
Principal
Amount Long-Term Fixed Income  34.0% Value
Capital Goods  0.6% - continued
Mueller Water Products, Inc.
$ 58,000 4.000%,  6/15/2029
b
$ 55,399
Nesco Holdings II, Inc.
52,000 5.500%,  4/15/2029
b
50,700
New Enterprise Stone and Lime
Company, Inc.
103,000 5.250%,  7/15/2028
b
102,262
Nordson Corporation
134,000 5.600%,  9/15/2028 137,681
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 235,948
OI European Group BV
75,000 4.750%,  2/15/2030
b
71,063
Owens-Brockway Glass Container,
Inc.
55,000 6.625%,  5/13/2027
b
55,066
28,000 7.375%,  6/1/2032
b
28,211
Quikrete Holdings, Inc.
175,000 6.375%,  3/1/2032
b
179,479
QXO Building Products, Inc.
59,000 6.750%,  4/30/2032
b
60,757
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026 169,904
Resideo Funding, Inc.
72,000 6.500%,  7/15/2032
b
73,040
Reworld Holding Corporation
85,000 4.875%,  12/1/2029
b
81,176
Roller Bearing Company of
America, Inc.
40,000 4.375%,  10/15/2029
b
38,465
RTX Corporation
44,000 6.400%,  3/15/2054 47,918
200,000 4.450%,  11/16/2038 183,501
177,000 4.500%,  6/1/2042 156,313
Sealed Air Corporation/Sealed Air
Corporation (US)
55,000 6.125%,  2/1/2028
b
55,526
Siemens Funding BV
144,000 5.800%,  5/28/2055
b
149,001
Smyrna Ready Mix Concrete, LLC
123,000 8.875%,  11/15/2031
b
129,444
Sonoco Products Company
123,000 4.600%,  9/1/2029 122,393
Spirit AeroSystems, Inc.
329,000 4.600%,  6/15/2028 323,688
21,000 9.750%,  11/15/2030
b
23,096
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
b
24,917
Standard Building Solutions, Inc.
39,000 6.500%,  8/15/2032
b
39,825
93,000 6.250%,  8/1/2033
b
93,886
Standard Industries, Inc./NY
35,000 4.750%,  1/15/2028
b
34,519
35,000 3.375%,  1/15/2031
b
31,267
Textron, Inc.
197,000 3.375%,  3/1/2028 191,586
TopBuild Corporation
24,000 4.125%,  2/15/2032
b
22,119
Trane Technologies Financing, Ltd.
82,000 5.100%,  6/13/2034 83,173
TransDigm, Inc.
63,000 6.750%,  8/15/2028
b
64,283
182,000 7.125%,  12/1/2031
b
189,507

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Capital Goods  0.6% - continued
$ 100,000 6.625%,  3/1/2032
b
$ 102,827
90,000 6.000%,  1/15/2033
b
90,444
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 119,261
90,000 4.000%,  7/15/2030 85,145
Waste Pro USA, Inc.
51,000 7.000%,  2/1/2033
b
52,916
WESCO Distribution, Inc.
36,000 6.375%,  3/15/2029
b
36,925
25,000 6.625%,  3/15/2032
b
25,795
56,000 6.375%,  3/15/2033
b
57,331
Total 7,085,067
Collateralized Mortgage Obligations  1.9%
A&D Mortgage Trust
302,698
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
b,d
305,225
Alternative Loan Trust
113,740
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 57,537
BINOM Securitization Trust
190,020
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,c
171,865
Chase Home Lending Mortgage
Trust
425,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
b,c
424,441
CHNGE Mortgage Trust
206,156
7.100%,  7/25/2058, Ser.
2023-3, Class A1
b,d
207,450
Citicorp Mortgage Securities, Inc.
170,594
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 154,400
COLT Mortgage Loan Trust
357,519
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,c
319,523
Countrywide Alternative Loan Trust
114,800
4.136%,  10/25/2035, Ser.
2005-43, Class 4A1
c
98,030
378,100
7.000%,  10/25/2037, Ser.
2007-24, Class A10 124,446
Cross Mortgage Trust
373,884
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
b,c
373,887
CSMC Trust
194,804
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,c
194,729
244,342
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,c
213,037
Federal Home Loan Mortgage
Corporation - REMIC
811,261
4.000%,  1/25/2051, Ser.
5249, Class LA 795,689
400,000
5.000%,  1/25/2055, Ser.
5490, Class LB 382,939
750,000
5.250%,  2/25/2055, Ser.
5508, Class AY 732,831
700,000
7.950%,  (SOFR30A +
4.000%), 8/25/2025, Ser.
5567, Class MB
c
700,773
900,000
5.000%,  9/25/2054, Ser.
5473, Class HL 895,591
146,818
3.000%,  2/15/2033, Ser.
4170, Class IG
f
9,472
Principal
Amount Long-Term Fixed Income  34.0% Value
Collateralized Mortgage Obligations  1.9% -
continued
$ 168,285
3.000%,  3/15/2033, Ser.
4180, Class PI
f
$ 13,561
605,345
4.500%,  10/15/2033, Ser.
2695, Class BH 604,695
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 522,790
Federal Home Loan Mortgage
Corporation - SLST
450,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
e
380,557
Federal National Mortgage
Association - REMIC
550,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 518,130
632,346
4.500%,  6/25/2052, Ser.
2022-43, Class MA 627,246
567,699
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 453,464
115,624
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
2,317
Flagstar Mortgage Trust
218,125
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,c
194,890
GCAT Trust
314,718
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,c
283,647
587,358
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
b,c
590,615
GS Mortgage-Backed Securities
Trust
573,463
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,c
481,641
750,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
b,c
726,830
GSR Mortgage Loan Trust
276,881
5.517%,  9/25/2034, Ser.
2004-11, Class 2A2
c
268,882
HOMES Trust
425,000
6.995%,  1/25/2068, Ser.
2023-NQM1, Class M1
b,c
425,080
ICAP Trust
300,000
6.472%,  7/25/2030, Ser.
2025-RTL1, Class A1
b,d
299,884
J.P. Morgan Mortgage Trust
417,703
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,c
338,072
320,299
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,c
268,886
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
b,d
352,742
Mello Mortgage Capital
Acceptance
470,334
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,c
378,736
Merrill Lynch Alternative Note
Asset Trust
77,526
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 25,325
Morgan Stanley Residential
Mortgage Loan Trust
575,000
7.389%,  9/25/2068, Ser.
2023-NQM1, Class M1
b,c
581,361

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Collateralized Mortgage Obligations  1.9% -
continued
New Residential Mortgage Loan
Trust
$ 917,217
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,c
$ 740,904
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,c
315,458
Palisades Mortgage Loan Trust
129,995
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
b
129,470
PMT Loan Trust
650,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
649,145
700,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
b,c
679,307
PRET Trust
313,344
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
b,d
300,748
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
b,d
303,400
RCO IX Mortgage, LLC
431,822
6.513%,  4/25/2030, Ser.
2025-2, Class A1
b,d
432,654
Residential Accredit Loans, Inc.
Trust
68,442
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 60,290
Residential Asset Securitization
Trust
388,930
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 209,777
Roc Mortgage Trust
11,221
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,c
11,187
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
b,d
529,704
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
b,d
451,121
Sequoia Mortgage Trust
350,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
b,c
337,364
170,429
3.577%,  9/20/2046, Ser.
2007-1, Class 4A1
c
111,827
Toorak Mortgage Trust
300,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
b,d
299,106
TRK Trust
279,161
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,c
246,076
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
b,d
349,025
Vericrest Opportunity Loan
Transferee
4,704
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
b
4,702
Verus Securitization Trust
173,557
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,c
154,011
Principal
Amount Long-Term Fixed Income  34.0% Value
Collateralized Mortgage Obligations  1.9% -
continued
Vontive Mortgage Trust
$ 600,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
b,d
$ 604,148
Total 21,420,640
Commercial Mortgage-Backed Securities  0.6%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b
466,015
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
b
315,039
BANK 2022-BNK39
2,722,907
0.416%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,f
62,318
BANK 2025-BNK49
2,696,802
0.626%,  3/15/2058, Ser.
2025-BNK49, Class XA
c,f
128,559
450,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
c
468,193
BBCMS Mortgage Trust
350,000
5.586%,  7/15/2058, Ser.
2025-C35, Class A5 362,252
325,000
5.517%,  8/15/2058, Ser.
2025-5C36, Class A3
g
335,402
3,974,218
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
c,f
257,362
2,886,520
1.805%,  10/15/2053, Ser.
2020-C8, Class XA
c,f
190,441
Benchmark Mortgage Trust
360,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
c
373,332
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
250,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
e
246,490
550,000
5.000%,  2/25/2035, Ser.
K-170, Class A2
c,e
561,845
Federal National Mortgage
Association - REMIC
475,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 445,579
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
b
553,537
Home Partners of America Trust
575,761
2.302%,  12/17/2026, Ser.
2021-2, Class B
b
555,154
456,648
2.078%,  9/17/2041, Ser.
2021-1, Class C
b
407,024
HTAP Issuer Trust
629,973
6.500%,  11/25/2042, Ser.
2025-1, Class A
b
626,284
Morgan Stanley Capital I Trust
2,588,860
1.781%,  7/15/2053, Ser.
2020-HR8, Class XA
c,f
179,631
Wells Fargo Commercial Mortgage
Trust
700,000
5.590%,  7/15/2058, Ser.
2025-5C5, Class A3 724,234
Total 7,258,691

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Communications Services  0.9%
AMC Networks, Inc.
$ 85,000 10.250%,  1/15/2029
b
$ 87,229
American Tower Corporation
135,000 5.800%,  11/15/2028 140,145
135,000 2.900%,  1/15/2030 125,371
80,000 5.000%,  1/31/2030 81,230
187,000 4.900%,  3/15/2030 188,682
87,000 5.650%,  3/15/2033 90,229
AppLovin Corporation
127,000 5.500%,  12/1/2034 128,458
AT&T, Inc.
135,000 5.700%,  3/1/2057 129,726
204,000 3.650%,  6/1/2051 143,753
301,000 3.500%,  9/15/2053 202,781
200,000 4.900%,  8/15/2037 190,764
Cable One, Inc.
25,000 4.000%,  11/15/2030
a,b
19,251
CCO Holdings, LLC/CCO Holdings
Capital Corporation
112,000 5.125%,  5/1/2027
b
111,083
16,000 5.000%,  2/1/2028
b
15,700
57,000 5.375%,  6/1/2029
b
55,984
170,000 4.750%,  3/1/2030
b
161,533
141,000 4.500%,  8/15/2030
b
131,922
54,000 4.250%,  2/1/2031
b
49,324
134,000 4.750%,  2/1/2032
b
123,865
36,000 4.500%,  6/1/2033
b
31,959
125,000 4.250%,  1/15/2034
a,b
107,707
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
147,000 6.100%,  6/1/2029 153,344
360,000 3.500%,  6/1/2041 256,486
Clear Channel Outdoor Holdings,
Inc.
70,000 5.125%,  8/15/2027
b
69,905
72,000 7.875%,  4/1/2030
b
74,146
Comcast Corporation
204,000 5.350%,  5/15/2053 187,233
145,000 4.400%,  8/15/2035 136,854
240,000 4.750%,  3/1/2044 210,240
Crown Castle, Inc.
133,000 4.900%,  9/1/2029 133,952
Deluxe Corporation
82,000 8.125%,  9/15/2029
b
84,418
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 397,683
DIRECTV Financing, LLC
19,000 8.875%,  2/1/2030
b
18,500
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
262,000 5.875%,  8/15/2027
b
260,560
63,000 10.000%,  2/15/2031
b
60,756
FiberCop SPA
125,000 6.000%,  9/30/2034
b
118,068
Frontier Communications
Holdings, LLC
108,000 5.875%,  10/15/2027
b
108,020
Gray Media, Inc.
36,000 10.500%,  7/15/2029
b
38,959
59,000 7.250%,  8/15/2033
b
58,690
Principal
Amount Long-Term Fixed Income  34.0% Value
Communications Services  0.9% - continued
Iliad Holding SASU
$ 93,000 8.500%,  4/15/2031
b
$ 99,759
57,000 7.000%,  4/15/2032
b
58,504
LCPR Senior Secured Financing
DAC
125,000 6.750%,  10/15/2027
b
95,937
Level 3 Financing, Inc.
18,000 3.625%,  1/15/2029
b
15,300
40,000 4.875%,  6/15/2029
a,b
37,500
30,931 11.000%,  11/15/2029
b
35,069
17,000 10.750%,  12/15/2030
b
19,146
43,000 4.000%,  4/15/2031
b
36,980
91,000 6.875%,  6/30/2033
b
92,215
Lumen Technologies, Inc.
19,917 4.125%,  4/15/2030
b
19,400
McGraw-Hill Education, Inc.
104,000 5.750%,  8/1/2028
b
103,590
Meta Platforms, Inc.
102,000 5.600%,  5/15/2053 101,169
185,000 5.400%,  8/15/2054 178,769
Netflix, Inc.
138,000 5.375%,  11/15/2029
b
143,263
180,000 4.875%,  6/15/2030
b
183,374
Nexstar Media, Inc.
43,000 5.625%,  7/15/2027
b
42,917
54,000 4.750%,  11/1/2028
a,b
52,485
Omnicom Group, Inc.
90,000 4.200%,  6/1/2030 88,103
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
64,000 4.625%,  3/15/2030
a,b
60,755
Paramount Global
30,000 6.375%,  3/30/2062
c
29,550
Rogers Communications, Inc.
28,000 7.000%,  4/15/2055
c
28,626
70,000 7.125%,  4/15/2055
c
71,631
166,000 5.000%,  2/15/2029 168,122
Scripps Escrow II, Inc.
59,000 3.875%,  1/15/2029
b
52,379
Sinclair Television Group, Inc.
41,000 8.125%,  2/15/2033
b
41,820
Sirius XM Radio, LLC
27,000 5.000%,  8/1/2027
b
26,706
65,000 4.000%,  7/15/2028
b
61,866
55,000 4.125%,  7/1/2030
b
50,173
86,000 3.875%,  9/1/2031
b
75,871
SoftBank Corporation
200,000 5.332%,  7/9/2035
b
197,674
Sprint Capital Corporation
335,000 8.750%,  3/15/2032 404,646
Take-Two Interactive Software, Inc.
81,000 5.600%,  6/12/2034 83,555
TEGNA, Inc.
110,000 4.625%,  3/15/2028 106,779
Telecom Italia Capital SA
36,000 6.000%,  9/30/2034
a
35,697
TELUS Corporation
97,000 6.625%,  10/15/2055
c
98,228
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 224,398
200,000 4.850%,  1/15/2029 202,445
210,000 4.375%,  4/15/2040 185,528

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Communications Services  0.9% - continued
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
$ 13,000 10.500%,  2/15/2028
b
$ 13,739
109,000 4.750%,  4/15/2028
b
105,634
Univision Communications, Inc.
14,000 8.000%,  8/15/2028
b
14,382
174,000 4.500%,  5/1/2029
b
160,998
52,000 7.375%,  6/30/2030
b
51,715
61,000 8.500%,  7/31/2031
b
61,950
Verizon Communications, Inc.
475,000 2.650%,  11/20/2040 333,043
310,000 3.400%,  3/22/2041 239,012
Viasat, Inc.
36,000 5.625%,  4/15/2027
b
35,826
Virgin Media Finance plc
42,000 5.000%,  7/15/2030
b
37,860
Virgin Media Secured Finance plc
88,000 5.500%,  5/15/2029
b
86,024
Virgin Media Vendor Financing
Notes IV DAC
103,000 5.000%,  7/15/2028
b
99,889
VMED O2 UK Financing I plc
36,000 7.750%,  4/15/2032
b
37,501
Vodafone Group plc
41,000 4.125%,  6/4/2081
c
37,758
52,000 5.125%,  6/4/2081
c
40,096
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
b
123,122
Warnermedia Holdings, Inc.
218,000 4.054%,  3/15/2029 204,689
120,000 4.279%,  3/15/2032 100,769
162,000 5.050%,  3/15/2042 108,289
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
47,000 8.250%,  10/1/2031
b
49,204
Zegona Finance plc
67,000 8.625%,  7/15/2029
b
71,322
Ziggo BV
38,000 4.875%,  1/15/2030
b
35,103
Total 10,342,364
Consumer Cyclical  1.1%
1011778 B.C., ULC/New Red
Finance, Inc.
25,000 3.875%,  1/15/2028
b
24,114
55,000 4.375%,  1/15/2028
b
53,745
37,000 6.125%,  6/15/2029
b
37,817
64,000 5.625%,  9/15/2029
b
64,382
Adient Global Holdings, Ltd.
24,000 8.250%,  4/15/2031
b
25,087
37,000 7.500%,  2/15/2033
b
37,731
ADT Security Corporation
57,000 4.125%,  8/1/2029
b
54,528
57,000 4.875%,  7/15/2032
b
54,168
Advance Auto Parts, Inc.
82,000 7.000%,  8/1/2030
b,g
82,417
78,000 7.375%,  8/1/2033
b,g
78,418
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
204,000 4.625%,  6/1/2028
b
197,903
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
Allison Transmission, Inc.
$ 28,000 3.750%,  1/30/2031
b
$ 25,590
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 179,871
American Axle & Manufacturing,
Inc.
99,000 5.000%,  10/1/2029
a
89,826
Asbury Automotive Group, Inc.
61,000 5.000%,  2/15/2032
b
57,700
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
b
66,138
Aston Martin Capital Holdings, Ltd.
62,000 10.000%,  3/31/2029
b
59,133
Bath & Body Works, Inc.
29,000 6.950%,  3/1/2033 29,814
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
51,000 9.500%,  7/1/2032
b
52,555
Beach Acquisition Bidco, LLC
85,000 10.000%,  7/15/2033
b
88,619
Belron UK Finance plc
103,000 5.750%,  10/15/2029
b
103,967
Boyd Gaming Corporation
67,000 4.750%,  6/15/2031
b
63,817
Boyne USA, Inc.
57,000 4.750%,  5/15/2029
b
55,236
Brightstar Lottery plc
127,000 5.250%,  1/15/2029
b
126,031
Brinker International, Inc.
64,000 8.250%,  7/15/2030
b
67,889
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
120,000 4.875%,  2/15/2030
b
109,118
Caesars Entertainment, Inc.
194,000 4.625%,  10/15/2029
a,b
183,337
43,000 6.500%,  2/15/2032
b
43,852
39,000 6.000%,  10/15/2032
a,b
37,642
Carnival Corporation
13,000 5.750%,  3/1/2027
b
13,130
53,000 6.000%,  5/1/2029
b
53,470
86,000 5.750%,  8/1/2032
b
86,582
54,000 6.125%,  2/15/2033
b
54,958
Carvana Company
28,361
9.000%,PIK 0.000%,
12/1/2028
b,h
29,012
61,000 11.000%,  6/1/2030
b
63,804
80,000 9.000%,  6/1/2031
b
95,134
Churchill Downs, Inc.
35,000 4.750%,  1/15/2028
b
34,520
41,000 6.750%,  5/1/2031
b
41,862
Clarios Global, LP/Clarios US
Finance Company, Inc.
10,000 6.750%,  5/15/2028
b
10,224
Cushman & Wakefield US
Borrower, LLC
17,000 6.750%,  5/15/2028
b
17,129
Dana, Inc.
52,000 4.500%,  2/15/2032
a
50,744
eG Global Finance plc
17,000 12.000%,  11/30/2028
b
18,783

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
Expedia Group, Inc.
$ 186,000 5.400%,  2/15/2035 $ 187,317
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 201,370
203,000 2.900%,  2/10/2029 184,793
169,000 7.122%,  11/7/2033 175,725
Forestar Group, Inc.
67,000 6.500%,  3/15/2033
b
67,261
FORVIA SE
97,000 8.000%,  6/15/2030
a,b
101,033
Gap, Inc.
25,000 3.625%,  10/1/2029
b
23,070
30,000 3.875%,  10/1/2031
b
26,660
Garrett Motion Holdings, Inc./
Garrett LX I SARL
68,000 7.750%,  5/31/2032
b
70,568
General Motors Company
103,000 6.125%,  10/1/2025 103,126
119,000 5.350%,  4/15/2028 120,932
General Motors Financial
Company, Inc.
65,000 5.400%,  5/8/2027 65,848
233,000 5.800%,  1/7/2029 240,222
177,000 4.900%,  10/6/2029 176,715
225,000 5.450%,  7/15/2030 228,877
58,000 5.625%,  4/4/2032 58,913
Genting New York, LLC/GENNY
Capital, Inc.
67,000 7.250%,  10/1/2029
b
68,981
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
40,000 11.500%,  8/15/2029
b
39,703
86,000 8.750%,  1/15/2032
b
76,151
GLP Capital, LP
255,000 5.750%,  6/1/2028 260,513
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
35,000 3.500%,  3/1/2029
b
32,851
Goodyear Tire & Rubber Company
35,000 4.875%,  3/15/2027 34,849
36,000 5.000%,  7/15/2029
a
34,924
56,000 5.250%,  4/30/2031 53,183
Group 1 Automotive, Inc.
64,000 6.375%,  1/15/2030
b
65,188
Hanesbrands, Inc.
40,000 9.000%,  2/15/2031
a,b
42,100
Harley-Davidson Financial
Services, Inc.
126,000 5.950%,  6/11/2029
b
128,501
Hilton Domestic Operating
Company, Inc.
159,000 4.875%,  1/15/2030 156,817
17,000 4.000%,  5/1/2031
b
15,862
101,000 3.625%,  2/15/2032
b
91,064
41,000 5.750%,  9/15/2033
b
41,039
Home Depot, Inc.
120,000 4.250%,  4/1/2046 100,291
345,000 3.900%,  6/15/2047 269,549
Hyundai Capital America
225,000 1.800%,  1/10/2028
b
210,421
113,000 5.300%,  6/24/2029
b
114,955
Jacobs Entertainment, Inc.
90,000 6.750%,  2/15/2029
b
87,750
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
K Hovnanian Enterprises, Inc.
$ 50,000 11.750%,  9/30/2029
b
$ 54,139
KB Home
105,000 4.800%,  11/15/2029 102,608
L Brands, Inc.
102,000 6.625%,  10/1/2030
b
104,406
57,000 6.875%,  11/1/2035 58,652
Las Vegas Sands Corporation
50,000 5.900%,  6/1/2027 50,834
232,000 5.625%,  6/15/2028 235,692
Lennar Corporation
144,000 5.200%,  7/30/2030 146,699
Life Time, Inc.
51,000 6.000%,  11/15/2031
b
51,376
Light & Wonder International, Inc.
33,000 7.250%,  11/15/2029
b
33,888
Lithia Motors, Inc.
60,000 4.625%,  12/15/2027
b
59,069
Live Nation Entertainment, Inc.
38,000 4.750%,  10/15/2027
b
37,413
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 130,028
184,000 2.625%,  4/1/2031 165,325
Macy's Retail Holdings, LLC
35,000 6.125%,  3/15/2032
a,b
33,511
21,000 7.375%,  8/1/2033
b
21,080
40,000 4.500%,  12/15/2034 32,381
Marriott International, Inc./MD
85,000 5.100%,  4/15/2032 85,999
Match Group Holdings II, LLC
77,000 4.125%,  8/1/2030
b
71,812
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
b
76,447
McDonald's Corporation
282,000 4.450%,  3/1/2047 236,278
Melco Resorts Finance, Ltd.
96,000 5.375%,  12/4/2029
b
91,543
145,000 7.625%,  4/17/2032
b
149,035
Meritage Homes Corporation
140,000 5.650%,  3/15/2035 139,448
MGM Resorts International
36,000 4.625%,  9/1/2026 35,862
55,000 6.125%,  9/15/2029 55,754
Michaels Companies, Inc.
27,000 5.250%,  5/1/2028
b
21,410
Muvico, LLC
59,000
9.000%,PIK 6.000%,
2/19/2029
b,h
63,561
NCL Corporation, Ltd.
6,000 5.875%,  3/15/2026
a,b
6,011
90,000 5.875%,  2/15/2027
b
90,267
136,000 6.750%,  2/1/2032
b
139,688
New Home Company, Inc.
40,000 8.500%,  11/1/2030
b
40,839
Nissan Motor Company, Ltd.
130,000 7.500%,  7/17/2030
b
134,120
91,000 4.810%,  9/17/2030
b
83,633
Parkland Corporation
37,000 6.625%,  8/15/2032
b
37,819
Phinia, Inc.
53,000 6.625%,  10/15/2032
b
53,990
Rakuten Group, Inc.
52,000 11.250%,  2/15/2027
b
56,355

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
$ 60,000 9.750%,  4/15/2029
b
$ 65,695
91,000 8.125%,  12/15/2029
b,c,i
90,301
Raven Acquisition Holdings, LLC
90,000 6.875%,  11/15/2031
b
90,902
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
43,000 4.625%,  4/16/2029
b
38,246
S&S Holdings, LLC
130,000 8.375%,  10/1/2031
b
124,553
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
39,000 6.625%,  3/1/2030
b
37,571
SeaWorld Parks and
Entertainment, Inc.
84,000 5.250%,  8/15/2029
a,b
81,762
Service Corporation International/
US
35,000 3.375%,  8/15/2030 31,895
25,000 4.000%,  5/15/2031 23,191
56,000 5.750%,  10/15/2032 56,133
Six Flags Entertainment
Corporation
17,000 7.250%,  5/15/2031
a,b
17,326
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
17,000 5.375%,  4/15/2027 16,978
110,000 5.250%,  7/15/2029 106,890
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
17,000 6.625%,  5/1/2032
b
17,311
Sonic Automotive, Inc.
78,000 4.875%,  11/15/2031
b
73,514
Staples, Inc.
42,000 10.750%,  9/1/2029
b
39,382
Station Casinos, LLC
74,000 4.625%,  12/1/2031
b
69,251
Stellantis Finance US, Inc.
200,000 5.750%,  3/18/2030
b
200,385
Tenneco, Inc.
75,000 8.000%,  11/17/2028
b
74,441
Toyota Motor Credit Corporation
156,000 4.800%,  5/15/2030 158,237
64,000 4.800%,  1/5/2034 63,885
Uber Technologies, Inc.
118,000 5.350%,  9/15/2054 110,231
141,000 4.800%,  9/15/2034 138,494
Vail Resorts, Inc.
29,000 5.625%,  7/15/2030
b
29,160
VICI Properties, LP/VICI Note
Company, Inc.
69,000 5.750%,  2/1/2027
b
69,735
99,000 4.125%,  8/15/2030
b
94,589
Victoria's Secret & Company
104,000 4.625%,  7/15/2029
b
96,784
Victra Holdings, LLC/Victra
Finance Corporation
51,000 8.750%,  9/15/2029
a,b
53,450
Viking Cruises, Ltd.
142,000 5.875%,  9/15/2027
b
141,908
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
Walgreens Boots Alliance, Inc.
$ 24,000 4.100%,  4/15/2050 $ 20,549
86,000 3.200%,  4/15/2030 83,475
Walmart, Inc.
170,000 4.500%,  9/9/2052 147,723
101,000 4.900%,  4/28/2035 101,663
Wayfair, LLC
26,000 7.250%,  10/31/2029
b
26,455
23,000 7.750%,  9/15/2030
b
23,573
Wyndham Hotels & Resorts, Inc.
55,000 4.375%,  8/15/2028
b
53,373
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
32,000 5.125%,  10/1/2029
b
31,753
84,000 7.125%,  2/15/2031
b
89,343
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
b
103,490
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
b
53,312
36,000 6.750%,  4/23/2030
b
34,258
Total 12,645,058
Consumer Non-Cyclical  1.2%
1261229 B.C., Ltd.
86,000 10.000%,  4/15/2032
b
87,556
Abbott Laboratories
237,000 4.750%,  11/30/2036 233,373
AbbVie, Inc.
65,000 5.400%,  3/15/2054 62,635
379,000 4.500%,  5/14/2035 364,142
149,000 5.350%,  3/15/2044 145,547
Acadia Healthcare Company, Inc.
53,000 5.000%,  4/15/2029
b
51,213
45,000 7.375%,  3/15/2033
a,b
46,332
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
b
145,242
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
110,000 4.625%,  1/15/2027
b
109,109
117,000 3.500%,  3/15/2029
b
110,338
Altria Group, Inc.
65,000 4.875%,  2/4/2028 65,603
136,000 6.875%,  11/1/2033 151,278
Amgen, Inc.
35,000 4.200%,  2/22/2052 27,160
206,000 5.600%,  3/2/2043 203,490
Amneal Pharmaceuticals, LLC
21,000 6.875%,  8/1/2032
b,g
21,315
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
269,000 4.700%,  2/1/2036 260,838
Anheuser-Busch InBev Worldwide,
Inc.
175,000 5.450%,  1/23/2039 177,209
167,000 5.550%,  1/23/2049 164,176
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 157,213
AstraZeneca plc
360,000 3.000%,  5/28/2051
a
240,237
BAT Capital Corporation
96,000 6.250%,  8/15/2055 96,986

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.2% - continued
$ 137,000 7.079%,  8/2/2043 $ 150,762
Bausch + Lomb Corporation
21,000 8.375%,  10/1/2028
b
21,895
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 74,917
BellRing Brands, Inc.
31,000 7.000%,  3/15/2030
b
32,160
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 268,632
Bunge, Ltd. Finance Corporation
169,000 3.200%,  4/21/2031
b
155,365
47,000 4.650%,  9/17/2034 45,367
Cargill, Inc.
206,000 3.125%,  5/25/2051
b
134,682
164,000 5.125%,  2/11/2035
b
165,007
Cencora, Inc.
105,000 5.150%,  2/15/2035 105,273
Central Garden & Pet Company
47,000 4.125%,  10/15/2030
a
44,168
Champ Acquisition Corporation
80,000 8.375%,  12/1/2031
b
84,636
CHS/Community Health Systems,
Inc.
76,000 5.625%,  3/15/2027
b
76,120
86,000 6.000%,  1/15/2029
b
81,745
40,000 6.875%,  4/15/2029
b
31,100
44,000 4.750%,  2/15/2031
b
36,816
50,000 10.875%,  1/15/2032
b
52,419
91,000 9.750%,  1/15/2034
b,g
91,581
Conagra Brands, Inc.
230,000 1.375%,  11/1/2027 213,688
206,000 5.750%,  8/1/2035 206,487
Concentra Health Services, Inc.
30,000 6.875%,  7/15/2032
b
30,825
Constellation Brands, Inc.
110,000 2.875%,  5/1/2030 101,702
CVS Health Corporation
79,000 7.000%,  3/10/2055
c
81,278
109,000 6.750%,  12/10/2054
c
109,090
130,000 4.780%,  3/25/2038 118,792
184,000 6.000%,  6/1/2044 181,227
227,000 5.125%,  7/20/2045 199,185
DaVita, Inc.
63,000 3.750%,  2/15/2031
b
57,132
71,000 6.875%,  9/1/2032
b
72,998
40,000 6.750%,  7/15/2033
b
41,252
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
b
84,361
Eli Lilly & Company
69,000 5.500%,  2/12/2055 68,674
102,000 4.950%,  2/27/2063 91,502
Embecta Corporation
32,000 6.750%,  2/15/2030
a,b
30,581
Encompass Health Corporation
54,000 4.500%,  2/1/2028 53,094
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,b
37,234
Energizer Holdings, Inc.
91,000 4.750%,  6/15/2028
b
88,403
Fortrea Holdings, Inc.
17,000 7.500%,  7/1/2030
a,b
15,543
General Mills, Inc.
54,000 4.950%,  3/29/2033 53,857
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.2% - continued
Grifols SA
$ 81,000 4.750%,  10/15/2028
b
$ 78,028
HCA, Inc.
155,000 5.250%,  3/1/2030 158,334
234,000 3.500%,  9/1/2030 220,586
88,000 5.450%,  9/15/2034 88,356
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
55,000 7.875%,  9/1/2025
a,b
55,138
HLF Financing SARL, LLC/
Herbalife International, Inc.
54,000 12.250%,  4/15/2029
b
58,520
40,000 4.875%,  6/1/2029
b
33,335
Illumina, Inc.
70,000 4.650%,  9/9/2026 69,964
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
b
193,601
Insulet Corporation
23,000 6.500%,  4/1/2033
b
23,642
IQVIA, Inc.
80,000 6.250%,  6/1/2032
b
82,036
Jazz Securities DAC
50,000 4.375%,  1/15/2029
b
48,369
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
204,000 3.000%,  5/15/2032 178,603
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
170,000 6.375%,  4/15/2066
b
167,554
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
139,000 5.950%,  4/20/2035
b
143,426
Johnson & Johnson
128,000 5.250%,  6/1/2054 126,189
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
67,000 9.000%,  2/15/2029
b
69,922
Kenvue, Inc.
211,000 4.850%,  5/22/2032 212,596
Keurig Dr Pepper, Inc.
101,000 5.150%,  5/15/2035 100,459
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 174,813
Kraft Heinz Foods Company
136,000 4.375%,  6/1/2046 108,051
Lamb Weston Holdings, Inc.
37,000 4.125%,  1/31/2030
b
35,199
37,000 4.375%,  1/31/2032
b
34,571
LifePoint Health, Inc.
51,000 9.875%,  8/15/2030
b
54,967
43,000 11.000%,  10/15/2030
b
47,261
26,000 10.000%,  6/1/2032
b
26,991
Mars, Inc.
26,000 5.650%,  5/1/2045
b
25,821
Medline Borrower, LP/Medline Co-
Issuer, Inc.
42,000 6.250%,  4/1/2029
b
42,825
Mozart Debt Merger Sub, Inc.
174,000 3.875%,  4/1/2029
b
165,939
112,000 5.250%,  10/1/2029
b
109,812

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.2% - continued
Newell Brands, Inc.
$ 36,000 6.375%,  9/15/2027 $ 36,282
36,000 6.625%,  9/15/2029 35,840
22,000 6.375%,  5/15/2030 21,319
Novartis Capital Corporation
104,000 4.700%,  9/18/2054 92,157
Organon & Company/Organon
Foreign Debt Co-Issuer BV
126,000 5.125%,  4/30/2031
b
109,005
Owens & Minor, Inc.
40,000 6.625%,  4/1/2030
a,b
36,020
PepsiCo, Inc.
135,000 4.200%,  7/18/2052 110,121
244,000 4.650%,  7/23/2032 243,803
Performance Food Group, Inc.
79,000 4.250%,  8/1/2029
b
75,953
50,000 6.125%,  9/15/2032
b
50,774
Perrigo Finance Unlimited
Company
58,000 4.900%,  6/15/2030 56,555
33,000 6.125%,  9/30/2032 33,345
Pfizer Investment Enterprises,
Private Ltd.
306,000 5.300%,  5/19/2053 285,729
134,000 5.110%,  5/19/2043 126,856
Philip Morris International, Inc.
66,000 5.125%,  2/13/2031 67,398
204,000 5.375%,  2/15/2033 209,354
156,000 4.900%,  11/1/2034 153,944
Post Holdings, Inc.
52,000 4.625%,  4/15/2030
b
49,671
119,000 4.500%,  9/15/2031
b
109,993
48,000 6.250%,  10/15/2034
b
48,060
Prime Healthcare Services, Inc.
132,000 9.375%,  9/1/2029
b
131,175
Radiology Partners, Inc.
81,000 8.500%,  7/15/2032
b
81,843
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
b
113,831
Royalty Pharma plc
115,000 5.150%,  9/2/2029 117,114
Select Medical Corporation
35,000 6.250%,  12/1/2032
a,b
34,909
Simmons Foods, Inc.
101,000 4.625%,  3/1/2029
b
95,578
Sotera Health Holdings, LLC
36,000 7.375%,  6/1/2031
b
37,241
Spectrum Brands, Inc.
8,000 3.875%,  3/15/2031
b
6,383
Star Parent, Inc.
35,000 9.000%,  10/1/2030
b
36,806
Stryker Corporation
116,000 5.200%,  2/10/2035 117,804
Sysco Corporation
205,000 6.600%,  4/1/2040 223,440
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 130,439
200,000 5.650%,  7/5/2044 197,883
Tenet Healthcare Corporation
173,000 5.125%,  11/1/2027 172,300
83,000 4.375%,  1/15/2030 79,800
122,000 6.750%,  5/15/2031 125,532
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.2% - continued
Teva Pharmaceutical Finance
Company, LLC
$ 36,000 6.150%,  2/1/2036 $ 36,572
US Acute Care Solutions, LLC
105,000 9.750%,  5/15/2029
b
107,281
Whirlpool Corporation
36,000 6.500%,  6/15/2033 35,474
Wyeth, LLC
135,000 6.500%,  2/1/2034 149,920
Zoetis, Inc.
318,000 4.700%,  2/1/2043 288,798
Total 13,717,752
Energy  0.8%
Aethon United BR, LP/Aethon
United Finance Corporation
17,000 7.500%,  10/1/2029
b
17,812
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
72,000 5.375%,  6/15/2029
b
71,395
Archrock Partners, LP/Archrock
Partners Finance Corporation
52,000 6.250%,  4/1/2028
b
51,997
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
36,000 5.875%,  6/30/2029
b
35,871
40,000 6.625%,  7/15/2033
b
40,554
Baytex Energy Corporation
55,000 8.500%,  4/30/2030
b
55,970
20,000 7.375%,  3/15/2032
b
19,341
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
57,000 7.000%,  7/15/2029
b
59,109
BP Capital Markets America, Inc.
356,000 2.939%,  6/4/2051 220,879
Buckeye Partners, LP
49,000 4.500%,  3/1/2028
b
47,831
34,000 6.875%,  7/1/2029
b
34,999
16,000 6.750%,  2/1/2030
b
16,564
California Resources Corporation
43,000 8.250%,  6/15/2029
b
44,171
Cheniere Energy Partners, LP
444,000 4.500%,  10/1/2029 439,182
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 37,637
Civitas Resources, Inc.
25,000 8.375%,  7/1/2028
b
25,708
119,000 8.750%,  7/1/2031
b
120,468
60,000 9.625%,  6/15/2033
b
61,715
CNX Resources Corporation
40,000 6.000%,  1/15/2029
b
39,978
Columbia Pipelines Holding
Company, LLC
134,000 6.042%,  8/15/2028
b
139,272
Columbia Pipelines Operating
Company, LLC
33,000 5.927%,  8/15/2030
b
34,730
Comstock Resources, Inc.
51,000 6.750%,  3/1/2029
b
50,096
110,000 5.875%,  1/15/2030
b
103,838
ConocoPhillips Company
162,000 4.850%,  1/15/2032 163,090

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Energy  0.8% - continued
Continental Resources, Inc.
$ 237,000 2.268%,  11/15/2026
b
$ 229,401
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
b
74,246
Crescent Energy Finance, LLC
91,000 7.625%,  4/1/2032
b
88,926
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
77,000 8.625%,  3/15/2029
b
80,135
41,000 7.375%,  6/30/2033
b
40,530
Diamond Foreign Asset Company/
Diamond Finance, LLC
28,000 8.500%,  10/1/2030
b
29,183
Diamondback Energy, Inc.
184,000 5.750%,  4/18/2054 170,897
Eastern Energy Gas Holdings, LLC
186,000 5.800%,  1/15/2035 192,924
Enbridge, Inc.
190,000 5.250%,  4/5/2027 192,188
Enerflex, Ltd.
27,000 9.000%,  10/15/2027
b
27,804
Energy Transfer, LP
84,000 8.000%,  5/15/2054
c
89,484
110,000 4.000%,  10/1/2027 108,914
50,000 5.150%,  2/1/2043 43,996
275,000 6.000%,  6/15/2048 263,298
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 115,227
Excelerate Energy, LP
40,000 8.000%,  5/15/2030
b
41,874
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 211,740
Genesis Energy LP/Genesis
Energy Finance Corporation
57,000 8.875%,  4/15/2030 60,339
86,000 7.875%,  5/15/2032 88,941
Gulfport Energy Operating
Corporation
24,000 6.750%,  9/1/2029
b
24,390
Halliburton Company
136,000 5.000%,  11/15/2045 119,298
Harvest Midstream I, LP
85,000 7.500%,  9/1/2028
b
86,035
Hess Midstream Operations, LP
78,000 4.250%,  2/15/2030
b
75,472
Hilcorp Energy I, LP/Hilcorp
Finance Company
99,000 5.750%,  2/1/2029
b
97,246
35,000 6.000%,  4/15/2030
b
34,417
79,000 6.250%,  4/15/2032
b
75,838
Howard Midstream Energy
Partners, LLC
99,000 7.375%,  7/15/2032
b
102,358
ITT Holdings, LLC
105,000 6.500%,  8/1/2029
b
100,013
Kodiak Gas Services, LLC
43,000 7.250%,  2/15/2029
b
44,038
MEG Energy Corporation
40,000 5.875%,  2/1/2029
b
40,005
Moss Creek Resources Holdings,
Inc.
18,000 8.250%,  9/1/2031
b
17,571
Principal
Amount Long-Term Fixed Income  34.0% Value
Energy  0.8% - continued
MPLX, LP
$ 272,000 4.950%,  9/1/2032 $ 268,689
52,000 5.000%,  3/1/2033 51,209
Nabors Industries, Inc.
35,000 7.375%,  5/15/2027
b
35,324
88,000 9.125%,  1/31/2030
b
87,097
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
b
28,698
100,000 8.375%,  2/15/2032
b
97,820
Noble Finance II, LLC
72,000 8.000%,  4/15/2030
b
73,438
Northern Oil and Gas, Inc.
55,000 8.750%,  6/15/2031
b
56,506
NuStar Logistics, LP
70,000 6.375%,  10/1/2030 72,114
Occidental Petroleum Corporation
50,000 5.000%,  8/1/2027 50,360
ONEOK, Inc.
99,000 5.700%,  11/1/2054 90,916
74,000 5.000%,  3/1/2026 74,074
108,000 4.750%,  10/15/2031 106,981
65,000 5.600%,  4/1/2044 59,471
Ovintiv, Inc.
140,000 7.200%,  11/1/2031 152,259
PBF Holding Company, LLC/PBF
Finance Corporation
56,000 6.000%,  2/15/2028 53,892
42,000 7.875%,  9/15/2030
b
38,305
Permian Resources Operating,
LLC
67,000 6.250%,  2/1/2033
b
67,399
Prairie Acquiror, LP
57,000 9.000%,  8/1/2029
b
59,040
Precision Drilling Corporation
47,000 6.875%,  1/15/2029
b
46,970
Range Resources Corporation
56,000 4.750%,  2/15/2030
b
54,436
Rockies Express Pipeline, LLC
90,000 4.950%,  7/15/2029
b
88,242
Saturn Oil & Gas, Inc.
22,000 9.625%,  6/15/2029
a,b
21,784
SM Energy Company
50,000 6.500%,  7/15/2028 50,310
24,000 7.000%,  8/1/2032
b
23,765
South Bow USA Infrastructure
Holdings, LLC
91,000 5.026%,  10/1/2029
b
90,920
38,000 5.584%,  10/1/2034
b
37,511
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
35,000 5.875%,  3/1/2027 34,880
Sunoco, LP
104,000 7.000%,  5/1/2029
b
107,647
Sunoco, LP/Sunoco Finance
Corporation
54,000 5.875%,  3/15/2028 53,853
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
145,000 5.500%,  1/15/2028
b
143,698
52,000 7.375%,  2/15/2029
b
53,353

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Energy  0.8% - continued
Talos Production, Inc.
$ 21,000 9.000%,  2/1/2029
b
$ 21,523
Targa Resources Corporation
59,000 6.125%,  5/15/2055 57,641
238,000 4.200%,  2/1/2033 222,509
TGNR Intermediate Holdings, LLC
73,000 5.500%,  10/15/2029
b
71,111
Tidewater, Inc.
20,000 9.125%,  7/15/2030
b
20,976
TotalEnergies Capital SA
93,000 5.275%,  9/10/2054 86,292
Transocean, Inc.
120,800 8.750%,  2/15/2030
b
125,242
USA Compression Partners, LP/
USA Compression Finance
Corporation
60,000 7.125%,  3/15/2029
b
61,335
Valaris, Ltd.
69,000 8.375%,  4/30/2030
b
71,269
Venture Global LNG, Inc.
128,000 8.125%,  6/1/2028
b
132,520
63,000 9.000%,  9/30/2029
b,c,i
63,016
50,000 7.000%,  1/15/2030
b
50,701
176,000 8.375%,  6/1/2031
b
182,047
70,000 9.875%,  2/1/2032
b
75,526
Venture Global Plaquemines LNG,
LLC
78,000 6.500%,  1/15/2034
b
80,243
39,000 7.750%,  5/1/2035
b
42,762
117,000 6.750%,  1/15/2036
b
120,359
Vital Energy, Inc.
54,000 7.750%,  7/31/2029
b
49,134
40,000 7.875%,  4/15/2032
a,b
35,108
Western Midstream Operating, LP
135,000 6.350%,  1/15/2029 140,960
68,000 6.150%,  4/1/2033 70,927
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 252,225
58,000 5.600%,  3/15/2035 59,283
Total 9,322,605
Financials  3.0%
Acrisure, LLC/Acrisure Finance,
Inc.
24,000 4.250%,  2/15/2029
b
22,913
35,000 7.500%,  11/6/2030
b
36,158
AEGON Funding Company, LLC
200,000 5.500%,  4/16/2027
a,b
202,010
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
151,000 6.100%,  1/15/2027 153,866
175,000 3.875%,  1/23/2028 172,119
173,000 5.375%,  12/15/2031 176,379
AG TTMT Escrow Issuer, LLC
27,000 8.625%,  9/30/2027
b
27,742
Agree, LP
95,000 5.625%,  6/15/2034 97,057
Air Lease Corporation
36,000 4.650%,  6/15/2026
c,i
35,561
309,000 3.000%,  2/1/2030 288,294
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
b
225,000
Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.0% - continued
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
$ 35,000 4.250%,  10/15/2027
b
$ 34,265
120,000 6.750%,  4/15/2028
b
121,623
49,000 7.000%,  1/15/2031
b
50,385
Ally Financial, Inc.
270,000 8.000%,  11/1/2031 305,026
54,000 6.700%,  2/14/2033 56,077
American Express Company
80,000 5.043%,  7/26/2028
c
80,920
77,000 5.085%,  1/30/2031
c
78,638
American Homes 4 Rent, LP
77,000 4.950%,  6/15/2030 77,502
American International Group, Inc.
266,000 5.125%,  3/27/2033 269,259
Americold Realty Operating
Partnership, LP
141,000 5.600%,  5/15/2032 141,124
Ameriprise Financial, Inc.
186,000 5.200%,  4/15/2035 186,416
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
b
29,531
85,000 4.875%,  6/30/2029
b
82,559
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
b,c
202,105
Aon North America, Inc.
100,000 5.750%,  3/1/2054 97,410
Apollo Debt Solutions BDC
138,000 6.700%,  7/29/2031 143,704
Ares Capital Corporation
157,000 2.150%,  7/15/2026 153,263
116,000 5.875%,  3/1/2029 118,466
Ares Strategic Income Fund
249,000 5.450%,  9/9/2028
b
248,589
112,000 5.600%,  2/15/2030 111,597
Arthur J. Gallagher & Company
34,000 6.750%,  2/15/2054 37,120
50,000 5.750%,  7/15/2054 48,371
Aviation Capital Group, LLC
100,000 5.125%,  4/10/2030
b
100,711
Avolon Holdings Funding, Ltd.
70,000 4.950%,  1/15/2028
b
70,315
165,000 5.750%,  3/1/2029
b
169,334
188,000 5.375%,  5/30/2030
b
191,281
Azorra Finance, Ltd.
91,000 7.750%,  4/15/2030
b
94,778
Banco Santander SA
200,000 4.175%,  3/24/2028
c
198,578
Bank of America Corporation
225,000 1.734%,  7/22/2027
c
218,816
172,000 3.824%,  1/20/2028
c
170,152
119,000 5.202%,  4/25/2029
c
121,219
180,000 2.087%,  6/14/2029
c
168,521
125,000 2.496%,  2/13/2031
c
114,099
325,000 1.922%,  10/24/2031
c
283,430
204,000 2.972%,  2/4/2033
c
182,627
409,000 4.571%,  4/27/2033
c
402,660
203,000 5.872%,  9/15/2034
c
213,855
80,000 5.468%,  1/23/2035
c
82,101
186,000 5.425%,  8/15/2035
c
186,335
275,000 3.846%,  3/8/2037
c
252,066

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.0% - continued
Bank of New York Mellon
Corporation
$ 135,000 6.317%,  10/25/2029
c
$ 142,598
Barclays plc
34,000 6.125%,  12/15/2025
c,i
34,042
204,000 6.496%,  9/13/2027
c
208,010
210,000 4.972%,  5/16/2029
c
211,955
200,000 4.942%,  9/10/2030
c
201,414
200,000 5.746%,  8/9/2033
c
207,396
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 172,841
BlackRock Funding, Inc.
66,000 5.250%,  3/14/2054 62,761
Blackstone Private Credit Fund
110,000 5.600%,  11/22/2029 110,820
Blue Owl Credit Income
Corporation
170,000 4.700%,  2/8/2027 168,697
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
b
89,656
210,000 6.100%,  3/15/2028
b
211,213
130,000 6.750%,  4/4/2029 133,131
BNP Paribas SA
200,000 5.283%,  11/19/2030
b,c
203,741
340,000 3.132%,  1/20/2033
b,c
304,041
Brookfield Finance, Inc.
93,000 5.813%,  3/3/2055 91,723
Brown & Brown, Inc.
57,000 6.250%,  6/23/2055 58,403
59,000 5.550%,  6/23/2035 59,643
Burford Capital Global Finance,
LLC
82,000 9.250%,  7/1/2031
b
86,712
41,000 7.500%,  7/15/2033
b
41,266
Camden Property Trust
150,000 3.150%,  7/1/2029 142,755
Capital One Financial Corporation
46,000 5.700%,  2/1/2030
c
47,475
Capital One NA
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
265,702
Charles Schwab Corporation
136,000 6.136%,  8/24/2034
c
146,766
CHL Mortgage Pass-Through Trust
482,278
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 204,560
Chubb INA Holdings, LLC
138,000 4.350%,  11/3/2045 118,367
Citadel, LP
115,000 6.375%,  1/23/2032
b
119,356
Citibank NA
250,000 4.914%,  5/29/2030 253,922
Citigroup, Inc.
160,000 3.200%,  10/21/2026 157,547
240,000 3.668%,  7/24/2028
c
236,045
225,000 3.520%,  10/27/2028
c
220,095
47,000 6.875%,  8/15/2030
c,i
47,399
215,000 4.952%,  5/7/2031
c
217,042
289,000 4.910%,  5/24/2033
c
288,408
167,000 6.174%,  5/25/2034
c
174,642
157,000 6.020%,  1/24/2036
c
160,899
Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.0% - continued
Citizens Financial Group, Inc.
$ 80,000 5.718%,  7/23/2032
c
$ 82,539
CNA Financial Corporation
99,000 5.125%,  2/15/2034 98,230
Comerica, Inc.
48,000 5.982%,  1/30/2030
c
49,356
Constellation Insurance, Inc.
81,000 6.800%,  1/24/2030
b
79,891
Corebridge Financial, Inc.
64,000 6.375%,  9/15/2054
c
63,898
102,000 4.350%,  4/5/2042 85,372
Countrywide Home Loans, Inc.
75,121
5.750%,  4/25/2037, Ser.
2007-3, Class A27 32,320
Cousins Properties, LP
36,000 5.375%,  2/15/2032 36,342
Credit Acceptance Corporation
49,000 9.250%,  12/15/2028
b
51,822
Credit Agricole SA
250,000 5.222%,  5/27/2031
b,c
254,084
Credit Suisse Group AG
200,000 7.250%,  N/A
*,j
13,500
Deutsche Bank AG/New York, NY
150,000 5.297%,  5/9/2031
c
152,497
150,000 4.950%,  8/4/2031
c,g
150,248
300,000 3.729%,  1/14/2032
c
277,685
Drawbridge Special Opportunities
Fund, LP
122,000 3.875%,  2/15/2026
b
120,204
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 159,361
220,000 4.625%,  5/15/2042 191,743
Encore Capital Group, Inc.
21,000 9.250%,  4/1/2029
b
22,118
92,000 8.500%,  5/15/2030
b
97,383
EPR Properties
105,000 4.950%,  4/15/2028 105,010
ERP Operating, LP
143,000 4.950%,  6/15/2032 144,168
Fairfax Financial Holdings, Ltd.
127,000 6.350%,  3/22/2054 128,037
FirstCash, Inc.
88,000 5.625%,  1/1/2030
b
87,089
First-Citizens Bank & Trust
Company
119,000 6.125%,  3/9/2028 123,110
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
b
137,578
Freedom Mortgage Corporation
34,000 7.625%,  5/1/2026
b
34,147
Freedom Mortgage Holdings, LLC
81,000 9.250%,  2/1/2029
b
84,425
35,000 9.125%,  5/15/2031
b
36,383
51,000 8.375%,  4/1/2032
b
52,162
FTAI Aviation Investors, LLC
37,000 5.500%,  5/1/2028
b
36,911
82,000 7.000%,  5/1/2031
b
85,079
50,000 7.000%,  6/15/2032
b
51,781
GGAM Finance, Ltd.
32,000 7.750%,  5/15/2026
b
32,214
36,000 8.000%,  6/15/2028
b
38,081
96,000 5.875%,  3/15/2030
b
95,884

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.0% - continued
Global Aircraft Leasing Company,
Ltd.
$ 103,000 8.750%,  9/1/2027
b
$ 106,362
Global Net Lease, Inc.
22,000 4.500%,  9/30/2028
b
21,161
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
70,000 3.750%,  12/15/2027
b
66,717
goeasy, Ltd.
56,000 9.250%,  12/1/2028
b
59,274
18,000 7.625%,  7/1/2029
b
18,535
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,668
Goldman Sachs Group, Inc.
174,000 1.948%,  10/21/2027
c
168,500
204,000 6.484%,  10/24/2029
c
215,669
152,000 5.218%,  4/23/2031
c
155,425
85,000 1.992%,  1/27/2032
c
73,747
510,000 3.102%,  2/24/2033
c
458,524
Goldman Sachs Private Credit
Corporation
81,000 5.875%,  5/6/2028
b
81,622
Howard Hughes Corporation
23,000 4.125%,  2/1/2029
b
21,925
HSBC Holdings plc
62,000 6.875%,  9/11/2029
c,i
63,900
200,000 5.130%,  3/3/2031
c
202,765
HUB International, Ltd.
100,000 7.250%,  6/15/2030
b
104,244
Huntington Bancshares, Inc./OH
165,000 5.709%,  2/2/2035
c
168,792
138,000 6.141%,  11/18/2039
c
141,067
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
35,000 6.250%,  5/15/2026 34,774
129,000 5.250%,  5/15/2027 125,679
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 144,305
Jackson National Life Global
Funding
150,000 5.550%,  7/2/2027
b
152,610
Jane Street Group/JSG Finance,
Inc.
56,000 4.500%,  11/15/2029
b
53,636
22,000 7.125%,  4/30/2031
b
22,722
36,000 6.125%,  11/1/2032
b
35,718
113,000 6.750%,  5/1/2033
b
115,642
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
28,000 5.000%,  8/15/2028
b
27,002
53,000 6.625%,  10/15/2031
b
52,731
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
b
28,920
72,000 9.500%,  2/15/2029
b
75,979
28,000 8.250%,  5/15/2030
b
29,214
JPMorgan Chase & Company
150,000 2.947%,  2/24/2028
c
146,482
184,000 4.979%,  7/22/2028
c
185,771
275,000 4.203%,  7/23/2029
c
273,137
175,000 2.522%,  4/22/2031
c
159,897
265,000 1.953%,  2/4/2032
c
229,902
273,000 4.586%,  4/26/2033
c
269,747
Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.0% - continued
$ 204,000 4.912%,  7/25/2033
c
$ 205,231
135,000 5.766%,  4/22/2035
c
141,586
94,000 5.502%,  1/24/2036
c
96,440
124,000 5.534%,  11/29/2045
c
124,041
KeyBank NA/Cleveland, OH
169,000 5.000%,  1/26/2033 167,320
Kilroy Realty, LP
68,000 4.250%,  8/15/2029 65,571
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
b,c
19,462
Lincoln National Corporation
260,000 2.330%,  8/15/2030
b
231,573
Lloyds Banking Group plc
203,000 5.871%,  3/6/2029
c
209,241
LPL Holdings, Inc.
189,000 4.900%,  4/3/2028 190,051
Macquarie Airfinance Holdings,
Ltd.
126,000 5.200%,  3/27/2028
b
127,176
34,000 6.400%,  3/26/2029
b
35,346
83,000 5.150%,  3/17/2030
b
82,930
Marsh & McLennan Companies,
Inc.
51,000 5.450%,  3/15/2053 49,087
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
b
165,407
Molina Healthcare, Inc.
28,000 4.375%,  6/15/2028
b
26,798
42,000 6.250%,  1/15/2033
b
41,438
Morgan Stanley
98,000 5.516%,  11/19/2055
c
96,003
275,000 4.350%,  9/8/2026 274,284
240,000 3.591%,  7/22/2028
c
235,880
136,000 5.164%,  4/20/2029
c
138,193
155,000 3.622%,  4/1/2031
c
148,466
136,000 5.250%,  4/21/2034
c
138,198
101,000 5.831%,  4/19/2035
c
105,874
69,000 5.587%,  1/18/2036
c
70,818
238,000 5.297%,  4/20/2037
c
238,031
MPT Operating Partnership, LP/
MPT Finance Corporation
46,000 8.500%,  2/15/2032
b
47,813
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 100,316
National Securities Clearing
Corporation
250,000 4.700%,  5/20/2030
b
252,957
Nationstar Mortgage Holdings,
Inc.
17,000 5.500%,  8/15/2028
b
16,977
36,000 6.500%,  8/1/2029
b
36,821
55,000 5.125%,  12/15/2030
b
54,895
19,000 7.125%,  2/1/2032
b
19,841
NatWest Group plc
100,000 4.445%,  5/8/2030
c
99,297
202,000 6.475%,  6/1/2034
c
210,920
Navient Corporation
21,000 5.000%,  3/15/2027 20,769
23,000 5.500%,  3/15/2029 22,500
New York Life Global Funding
206,000 4.550%,  1/28/2033
b
202,419
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 207,612

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.0% - continued
Omega Healthcare Investors, Inc.
$ 292,000 3.625%,  10/1/2029 $ 276,965
114,000 5.200%,  7/1/2030 114,362
Omnis Funding Trust
132,000 6.722%,  5/15/2055
b
136,525
OneMain Finance Corporation
46,000 3.500%,  1/15/2027 44,885
54,000 3.875%,  9/15/2028 51,500
38,000 6.750%,  3/15/2032 38,558
170,000 7.125%,  9/15/2032 175,209
Osaic Holdings, Inc.
62,000 6.750%,  8/1/2032
b,g
62,748
Panther Escrow Issuer, LLC
75,000 7.125%,  6/1/2031
b
77,557
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
98,000 4.875%,  5/15/2029
b
94,271
PennyMac Financial Services, Inc.
21,000 7.125%,  11/15/2030
b
21,647
59,000 6.875%,  5/15/2032
b
60,112
39,000 6.875%,  2/15/2033
b
39,749
Phoenix Aviation Capital, Ltd.
65,000 9.250%,  7/15/2030
b
68,107
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
c
68,584
PRA Group, Inc.
55,000 8.375%,  2/1/2028
b
56,262
Prologis Targeted US Logistics
Fund, LP
135,000 5.250%,  4/1/2029
b
138,285
55,000 5.250%,  1/15/2035
b
55,205
Prologis, LP
91,000 5.250%,  3/15/2054 84,950
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
c
249,932
Regency Centers, LP
190,000 4.125%,  3/15/2028 188,860
101,000 5.250%,  1/15/2034 102,513
RenaissanceRe Holdings, Ltd.
186,000 5.800%,  4/1/2035 191,163
RGA Global Funding
65,000 5.500%,  1/11/2031
b
66,965
RHP Hotel Properties, LP/RHP
Finance Corporation
17,000 4.750%,  10/15/2027 16,817
35,000 4.500%,  2/15/2029
b
34,039
Rithm Capital Corporation
40,000 8.000%,  7/15/2030
b
40,721
RLJ Lodging Trust, LP
32,000 4.000%,  9/15/2029
b
29,864
Rocket Companies, Inc.
60,000 6.375%,  8/1/2033
b
61,199
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
45,000 3.625%,  3/1/2029
b
42,509
53,000 3.875%,  3/1/2031
b
48,888
20,000 4.000%,  10/15/2033
b
17,695
Ryan Specialty, LLC
18,000 4.375%,  2/1/2030
b
17,271
83,000 5.875%,  8/1/2032
b
83,229
Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.0% - continued
Santander Holdings USA, Inc.
$ 67,000 6.499%,  3/9/2029
c
$ 69,755
147,000 5.473%,  3/20/2029
c
149,386
58,000 6.174%,  1/9/2030
c
60,427
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
c
350,486
Service Properties Trust
36,000 5.500%,  12/15/2027 35,503
18,000 8.625%,  11/15/2031
b
19,169
Simon Property Group, LP
235,000 3.800%,  7/15/2050 174,763
Sixth Street Lending Partners
92,000 6.125%,  7/15/2030
b
93,738
SLM Corporation
29,000 6.500%,  1/31/2030 30,124
Societe Generale SA
36,000 10.000%,  11/14/2028
b,c,i
39,686
214,000 5.249%,  5/22/2029
b,c
216,271
Standard Chartered plc
200,000 5.545%,  1/21/2029
b,c
204,164
Starwood Property Trust, Inc.
31,000 4.375%,  1/15/2027
b
30,470
54,000 6.500%,  10/15/2030
b
55,583
State Street Corporation
175,000 4.530%,  2/20/2029
c
175,745
Stonex Escrow Issuer, LLC
112,000 6.875%,  7/15/2032
b
114,012
Sumitomo Mitsui Financial Group,
Inc.
250,000 1.710%,  1/12/2031 214,357
Synchrony Financial
68,000 5.935%,  8/2/2030
c
69,889
36,000 7.250%,  2/2/2033 37,832
Synovus Bank
250,000 5.625%,  2/15/2028 253,546
Toronto-Dominion Bank
60,000 5.146%,  9/10/2034
c
60,320
Travelers Companies, Inc.
74,000 5.050%,  7/24/2035 74,182
Truist Financial Corporation
133,000 6.047%,  6/8/2027
c
134,387
97,000 5.125%,  12/15/2027
c,i
95,333
170,000 5.122%,  1/26/2034
c
170,057
85,000 5.711%,  1/24/2035
c
87,951
U.S. Bancorp
196,000 5.775%,  6/12/2029
c
202,928
47,000 5.836%,  6/12/2034
c
49,291
91,000 5.678%,  1/23/2035
c
94,300
UBS Group AG
203,000 6.246%,  9/22/2029
b,c
212,723
170,000 3.091%,  5/14/2032
b,c
154,455
200,000 5.699%,  2/8/2035
b,c
207,263
200,000 5.379%,  9/6/2045
b,c
192,974
United Wholesale Mortgage, LLC
95,000 5.500%,  4/15/2029
b
92,923
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 134,203
130,000 4.750%,  5/15/2052 109,287
Vornado Realty, LP
26,000 3.400%,  6/1/2031 22,799
Wells Fargo & Company
290,000 4.900%,  1/24/2028
c
291,512
204,000 3.526%,  3/24/2028
c
200,768

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.0% - continued
$ 128,000 5.707%,  4/22/2028
c
$ 130,496
300,000 2.393%,  6/2/2028
c
288,837
128,000 5.574%,  7/25/2029
c
131,800
112,000 5.389%,  4/24/2034
c
114,594
307,000 4.900%,  11/17/2045 270,710
XHR, LP
38,000 4.875%,  6/1/2029
b
36,677
18,000 6.625%,  5/15/2030
b
18,295
Total 34,152,086
Foreign Government  0.1%
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
b,g
251,125
NBN Company, Ltd.
225,000 2.625%,  5/5/2031
b
202,453
Saudi Arabian Oil Company
123,000 5.250%,  7/17/2034
b
124,423
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
b
63,919
Total 641,920
Mortgage-Backed Securities  10.0%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
308,733 5.500%,  12/1/2038 315,233
1,730,208 5.500%,  2/1/2040 1,762,558
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,770,531 2.000%,  1/1/2052 1,406,625
192,543 6.000%,  1/1/2055 198,413
856,846 2.000%,  5/1/2051 680,741
3,123,216 2.500%,  5/1/2051 2,591,741
1,607,122 3.500%,  5/1/2052 1,448,325
1,849,420 4.000%,  5/1/2052 1,724,397
723,113 5.000%,  7/1/2053 709,734
374,698 5.500%,  7/1/2053 375,748
999,492 3.500%,  8/1/2052 900,534
1,004,511 5.000%,  8/1/2053 988,352
2,588,833 5.500%,  9/1/2053 2,601,743
1,084,282 3.500%,  9/1/2047 993,741
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
866,389 2.500%,  7/1/2030 834,236
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
214,630 5.500%,  9/1/2039 219,679
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,256,507 3.000%,  12/1/2036 1,179,629
1,001,845 3.000%,  8/1/2038 941,512
1,596,154 3.500%,  5/1/2040 1,513,192
1,930,914 2.500%,  4/1/2042 1,702,106
454,015 2.000%,  5/1/2042 387,807
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,881,929 3.000%,  1/1/2052 3,352,933
399,875 2.000%,  2/1/2051 317,242
611,642 2.000%,  2/1/2051 485,931
Principal
Amount Long-Term Fixed Income  34.0% Value
Mortgage-Backed Securities  10.0% -
continued
$ 2,488,616 2.500%,  2/1/2051 $ 2,042,517
2,170,815 2.500%,  2/1/2051 1,804,746
1,851,141 5.500%,  2/1/2055 1,856,513
6,662,844 2.000%,  3/1/2051 5,240,100
2,883,260 4.000%,  3/1/2051 2,702,099
387,187 2.000%,  3/1/2052 307,123
4,266,120 3.000%,  3/1/2052 3,661,233
2,151,626 3.000%,  4/1/2051 1,846,576
2,081,007 3.000%,  5/1/2050 1,787,546
751,802 2.000%,  5/1/2051 594,349
1,966,829 3.000%,  5/1/2051 1,725,406
576,052 3.500%,  5/1/2052 518,139
4,264,745 2.000%,  6/1/2050 3,370,015
1,605,763 3.000%,  6/1/2050 1,411,940
738,682 4.000%,  6/1/2052 683,256
482,765 5.000%,  6/1/2053 474,573
3,577,408 2.500%,  7/1/2051 2,979,344
1,019,481 3.500%,  7/1/2051 921,672
389,848 3.000%,  7/1/2052 339,144
2,052,137 4.000%,  7/1/2052 1,898,169
801,911 2.500%,  8/1/2050 670,090
2,167,259 3.500%,  8/1/2050 1,966,326
2,576,619 3.500%,  8/1/2052 2,310,031
3,300,658 4.500%,  8/1/2052 3,138,996
1,338,949 5.000%,  8/1/2053 1,316,228
2,863,586 6.000%,  8/1/2054 2,957,900
675,000 2.500%,  8/1/2055
g
552,978
620,758 2.500%,  9/1/2051 515,451
1,684,252 3.500%,  9/1/2052 1,519,534
739,763 3.500%,  9/1/2052 667,485
1,075,639 5.000%,  9/1/2052 1,055,014
1,027,034 4.500%,  9/1/2053 982,540
1,486,605 4.500%,  9/1/2053 1,416,454
2,294,575 4.000%,  10/1/2052 2,131,534
736,120 2.000%,  11/1/2051 584,807
979,610 3.500%,  11/1/2052 886,728
2,983,295 2.000%,  12/1/2050 2,358,499
4,276,831 2.500%,  12/1/2051 3,547,357
1,910,250 4.500%,  12/1/2052 1,826,858
2,775,000 5.500%,  8/1/2042
g
2,760,308
1,272,241 3.500%,  12/1/2047 1,169,172
4,725,000 4.500%,  8/1/2048
g
4,481,633
4,150,000 5.000%,  8/1/2048
g
4,038,770
2,220,000 3.000%,  8/1/2049
g
1,899,547
600,000 3.500%,  9/1/2049
g
535,187
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,275,323 2.500%,  3/1/2062 3,352,181
1,043,258 3.500%,  7/1/2061 915,432
1,167,343 4.000%,  12/1/2061 1,069,038
PRPM, LLC
366,096
6.255%,  5/25/2030, Ser.
2025-3, Class A1
b,d
366,741
Total 114,789,431
Technology  0.8%
Accenture Capital, Inc.
130,000 4.500%,  10/4/2034 125,802
Adobe, Inc.
186,000 5.300%,  1/17/2035 193,616
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052
a
114,060

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Technology  0.8% - continued
Alphabet, Inc.
$ 95,000 5.250%,  5/15/2055 $ 93,214
Amentum Holdings, Inc.
85,000 7.250%,  8/1/2032
b
87,930
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 225,685
Apple, Inc.
183,000 2.650%,  2/8/2051 112,946
144,000 3.750%,  9/12/2047 113,000
Block, Inc.
37,000 3.500%,  6/1/2031 33,909
154,000 6.500%,  5/15/2032 158,033
Boost Newco Borrower, LLC
103,000 7.500%,  1/15/2031
b
108,903
Broadcom, Inc.
186,000 4.900%,  7/15/2032 186,573
86,000 3.469%,  4/15/2034
b
76,435
272,000 3.137%,  11/15/2035
b
228,309
200,000 3.187%,  11/15/2036
b
165,048
125,000 4.926%,  5/15/2037
b
120,796
CACI International, Inc.
27,000 6.375%,  6/15/2033
b
27,609
Central Parent, Inc./CDK Global,
Inc.
62,000 7.250%,  6/15/2029
b
50,944
Cisco Systems, Inc.
67,000 5.300%,  2/26/2054 64,557
Clarivate Science Holdings
Corporation
38,000 3.875%,  7/1/2028
b
36,323
Cloud Software Group, Inc.
242,000 6.500%,  3/31/2029
b
244,392
CommScope Technologies, LLC
40,000 5.000%,  3/15/2027
b
39,170
CommScope, LLC
37,000 4.750%,  9/1/2029
b
35,929
37,000 9.500%,  12/15/2031
a,b
38,963
Consensus Cloud Solutions, Inc.
18,000 6.000%,  10/15/2026
b
17,866
CoreWeave, Inc.
60,000 9.250%,  6/1/2030
b
60,303
63,000 9.000%,  2/1/2031
b
62,731
Dell International, LLC/EMC
Corporation
137,000 4.750%,  4/1/2028 138,094
Dell, Inc.
123,000 6.500%,  4/15/2038 131,382
Diebold Nixdorf, Inc.
91,000 7.750%,  3/31/2030
b
96,550
Fair Isaac Corporation
70,000 6.000%,  5/15/2033
b
70,329
Fiserv, Inc.
139,000 2.650%,  6/1/2030 126,731
134,000 5.350%,  3/15/2031 137,786
119,000 5.600%,  3/2/2033 122,316
135,000 5.150%,  8/12/2034 134,113
Gen Digital, Inc.
43,000 7.125%,  9/30/2030
b
44,439
19,000 6.250%,  4/1/2033
b
19,370
Global Payments, Inc.
204,000 5.300%,  8/15/2029 206,824
Principal
Amount Long-Term Fixed Income  34.0% Value
Technology  0.8% - continued
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
$ 39,000 4.625%,  5/1/2028
a,b
$ 36,868
Hewlett Packard Enterprise
Company
178,000 4.400%,  9/25/2027 177,939
108,000 4.850%,  10/15/2031 107,599
II-VI, Inc.
33,000 5.000%,  12/15/2029
b
32,297
Intel Corporation
233,000 4.900%,  7/29/2045 193,529
ION Trading Technologies SARL
63,000 9.500%,  5/30/2029
b
65,283
Iron Mountain, Inc.
125,000 4.875%,  9/15/2027
b
124,051
10,000 4.875%,  9/15/2029
b
9,778
80,000 5.250%,  7/15/2030
b
78,619
208,000 4.500%,  2/15/2031
b
196,708
Kioxia Holdings Corporation
145,000 6.625%,  7/24/2033
b
143,481
KLA Corporation
204,000 3.300%,  3/1/2050 141,256
Marvell Technology, Inc.
34,000 5.950%,  9/15/2033 35,864
Mastercard, Inc.
140,000 3.950%,  2/26/2048 111,394
Microchip Technology, Inc.
29,000 5.050%,  3/15/2029 29,328
Micron Technology, Inc.
73,000 5.650%,  11/1/2032 75,461
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
b
31,417
NCR Voyix Corporation
52,000 5.000%,  10/1/2028
b
51,150
31,000 5.125%,  4/15/2029
b
30,381
Neptune Bidco US, Inc.
81,000 9.290%,  4/15/2029
b
78,390
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 113,284
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 79,179
180,000 3.250%,  5/11/2041 131,998
Open Text Corporation
71,000 3.875%,  12/1/2029
b
66,459
Open Text Holdings, Inc.
147,000 4.125%,  2/15/2030
b
137,784
Oracle Corporation
136,000 6.900%,  11/9/2052 149,184
118,000 5.250%,  2/3/2032 120,491
58,000 4.700%,  9/27/2034 55,727
225,000 3.850%,  7/15/2036 196,131
408,000 4.000%,  7/15/2046 311,622
Paychex, Inc.
47,000 5.600%,  4/15/2035 48,300
PayPal Holdings, Inc.
112,000 5.500%,  6/1/2054 108,906
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
b
17,971
Qualcomm, Inc.
219,000 4.750%,  5/20/2032 220,960

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Technology  0.8% - continued
RingCentral, Inc.
$ 97,000 8.500%,  8/15/2030
b
$ 103,060
Rocket Software, Inc.
43,000 9.000%,  11/28/2028
b
44,374
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 141,138
Sabre GLBL, Inc.
10,000 8.625%,  6/1/2027
b
10,159
40,000 11.125%,  7/15/2030
b
42,170
Seagate Data Storage Technology,
Private Ltd.
69,925 9.625%,  12/1/2032
b
78,751
26,000 5.750%,  12/1/2034
b
24,448
Sensata Technologies BV
97,000 4.000%,  4/15/2029
b
92,192
Sensata Technologies, Inc.
37,000 4.375%,  2/15/2030
b
35,405
20,000 3.750%,  2/15/2031
b
18,248
22,000 6.625%,  7/15/2032
b
22,479
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
91,000 6.750%,  8/15/2032
b
94,003
SS&C Technologies, Inc.
66,000 5.500%,  9/30/2027
b
66,014
18,000 6.500%,  6/1/2032
b
18,508
Synopsys, Inc.
117,000 5.700%,  4/1/2055 115,372
UKG, Inc.
37,000 6.875%,  2/1/2031
b
37,987
Verisk Analytics, Inc.
70,000 5.250%,  3/15/2035 70,030
Viavi Solutions, Inc.
60,000 3.750%,  10/1/2029
b
55,488
Xerox Corporation
55,000 10.250%,  10/15/2030
b
56,549
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
b
6,980
29,000 5.500%,  8/15/2028
b
19,181
Total 8,712,305
Transportation  0.2%
Air Canada
36,000 3.875%,  8/15/2026
b
35,614
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
53,750 5.500%,  4/20/2026
b
53,701
99,575 5.750%,  4/20/2029
b
99,540
Avianca Midco 2 plc
50,000 9.625%,  2/14/2030
b
46,500
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
44,000 5.375%,  3/1/2029
a,b
42,126
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 104,200
136,000 4.450%,  3/15/2043 118,916
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 119,374
DCLI Bidco, LLC
85,000 7.750%,  11/15/2029
b
86,762
Delta Air Lines, Inc.
145,000 5.250%,  7/10/2030 146,366
Principal
Amount Long-Term Fixed Income  34.0% Value
Transportation  0.2% - continued
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
$ 285,000 4.750%,  10/20/2028
b
$ 285,175
ERAC USA Finance, LLC
136,000 5.400%,  5/1/2053
b
130,629
JetBlue Airways Corporation/
JetBlue Loyalty, LP
47,000 9.875%,  9/20/2031
b
45,442
Norfolk Southern Corporation
139,000 5.100%,  5/1/2035 139,592
OneSky Flight, LLC
89,000 8.875%,  12/15/2029
b
93,766
Rand Parent, LLC
91,000 8.500%,  2/15/2030
a,b
91,503
RXO, Inc.
35,000 7.500%,  11/15/2027
b
35,578
Ryder System, Inc.
111,000 4.850%,  6/15/2030 111,712
Star Leasing Company, LLC
36,000 7.625%,  2/15/2030
b
35,509
Stena International SA
57,000 7.250%,  1/15/2031
b
57,922
Stonepeak Nile Parent, LLC
28,000 7.250%,  3/15/2032
b
29,410
Union Pacific Corporation
272,000 2.973%,  9/16/2062 157,052
United Airlines, Inc.
189,000 4.625%,  4/15/2029
b
184,561
United Parcel Service, Inc.
78,000 4.650%,  10/15/2030 78,633
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
b
20,068
42,000 6.375%,  2/1/2030
a,b
39,676
Total 2,389,327
U.S. Government & Agencies  11.0%
U.S. Treasury Bonds
792,000 3.625%,  5/15/2053 636,601
4,000,000 1.625%,  11/15/2050 2,077,031
2,300,000 4.750%,  11/15/2053 2,245,285
2,190,000 5.250%,  11/15/2028 2,279,482
550,000 4.375%,  5/15/2040 532,383
7,335,000 1.375%,  11/15/2040 4,646,551
2,000,000 3.000%,  5/15/2042 1,580,156
4,999,000 2.500%,  5/15/2046 3,412,794
7,300,000 2.875%,  5/15/2049 5,170,168
U.S. Treasury Notes
2,500,000 4.250%,  12/31/2025 2,499,014
7,440,000 2.625%,  1/31/2026 7,377,283
3,610,000 0.500%,  2/28/2026 3,531,059
9,300,000 2.500%,  2/28/2026 9,203,113
20,100,000 4.625%,  2/28/2026 20,131,877
6,000,000 4.375%,  7/31/2026 6,010,687
4,000,000 3.500%,  9/30/2026 3,970,938
4,200,000 0.500%,  4/30/2027 3,955,711
8,200,000 3.875%,  5/31/2027 8,185,906
2,285,000 2.250%,  11/15/2027 2,202,258
4,700,000 3.875%,  12/31/2027 4,696,879
1,700,000 0.750%,  1/31/2028 1,573,496
3,400,000 3.500%,  1/31/2028 3,367,992
3,200,000 3.625%,  3/31/2028 3,178,875
5,450,000 2.875%,  5/15/2028 5,304,809

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
U.S. Government & Agencies  11.0% -
continued
$ 1,800,000 3.750%,  12/31/2028 $ 1,791,211
4,100,000 3.500%,  9/30/2029 4,033,055
5,095,000 1.375%,  11/15/2031 4,332,541
5,025,000 4.125%,  11/15/2032 5,013,812
3,300,000 4.500%,  11/15/2033 3,358,523
Total 126,299,490
Utilities  0.7%
AES Corporation
57,000 7.600%,  1/15/2055
c
57,572
271,000 3.950%,  7/15/2030
b
257,979
Algonquin Power & Utilities
Corporation
157,000 4.750%,  1/18/2082
c
152,406
Alpha Generation, LLC
32,000 6.750%,  10/15/2032
b
32,746
American Water Capital
Corporation
133,000 5.450%,  3/1/2054 128,163
Berkshire Hathaway Energy
Company
228,000 4.500%,  2/1/2045 196,829
Calpine Corporation
75,000 4.500%,  2/15/2028
b
74,185
Capital Power US Holdings, Inc.
154,000 5.257%,  6/1/2028
b
155,628
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 157,833
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 58,995
325,000 4.125%,  5/15/2049 255,822
Constellation Energy Generation,
LLC
68,000 6.125%,  1/15/2034 73,140
Consumers Energy Company
175,000 4.350%,  4/15/2049 146,189
Dominion Energy, Inc.
17,000 6.875%,  2/1/2055
c
17,790
17,000 7.000%,  6/1/2054
c
18,136
DTE Electric Company
115,000 3.700%,  3/15/2045 88,856
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 160,138
Duke Energy Corporation
24,000 6.450%,  9/1/2054
c
24,711
194,000 5.450%,  6/15/2034
a
198,864
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 139,217
Enel Finance International NV
200,000 5.125%,  6/26/2029
b
203,108
Entergy Louisiana, LLC
36,000 5.800%,  3/15/2055 35,905
Eversource Energy
169,000 4.750%,  5/15/2026 169,031
Exelon Corporation
200,000 4.700%,  4/15/2050 167,447
263,000 4.450%,  4/15/2046 217,360
FirstEnergy Corporation
170,000 4.850%,  7/15/2047 144,394
Georgia Power Company
116,000 4.950%,  5/17/2033 116,529
Principal
Amount Long-Term Fixed Income  34.0% Value
Utilities  0.7% - continued
$ 67,000 5.250%,  3/15/2034 $ 68,119
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 73,576
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
b
131,520
Lightning Power, LLC
74,000 7.250%,  8/15/2032
b
77,365
Long Ridge Energy, LLC
55,000 8.750%,  2/15/2032
a,b
57,036
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 157,223
National Rural Utilities Cooperative
Finance Corporation
84,000 3.700%,  3/15/2029 82,073
NextEra Energy Capital Holdings,
Inc.
131,000 5.900%,  3/15/2055 130,595
203,000 4.685%,  9/1/2027 203,996
69,000 5.300%,  3/15/2032 70,821
NiSource, Inc.
17,000 6.375%,  3/31/2055
c
17,217
255,000 5.650%,  2/1/2045 246,781
NRG Energy, Inc.
29,000 3.375%,  2/15/2029
b
27,224
40,000 5.250%,  6/15/2029
b
39,556
29,000 6.000%,  2/1/2033
b
29,079
70,000 6.250%,  11/1/2034
b
70,928
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 169,019
135,000 5.550%,  5/15/2029 137,602
126,000 4.550%,  7/1/2030 123,558
66,000 5.800%,  5/15/2034 66,977
PG&E Corporation
30,000 5.000%,  7/1/2028 29,270
PPL Capital Funding, Inc.
126,000 5.250%,  9/1/2034 127,071
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 104,130
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 138,725
Public Service Enterprise Group,
Inc.
192,000 4.900%,  3/15/2030 194,528
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 211,337
Southern California Edison
Company
52,000 5.450%,  3/1/2035 51,796
Southern Company
272,000 5.113%,  8/1/2027 275,661
189,000 4.850%,  3/15/2035 183,998
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 118,648
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 102,241
Talen Energy Supply, LLC
66,000 8.625%,  6/1/2030
b
70,136
TerraForm Power Operating, LLC
179,000 5.000%,  1/31/2028
b
176,590

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Utilities  0.7% - continued
Virginia Electric and Power
Company
$ 48,000 5.350%,  1/15/2054 $ 45,050
125,000 4.600%,  12/1/2048 104,615
Vistra Corporation
35,000 8.000%,  10/15/2026
b,c,i
35,725
87,000 7.000%,  12/15/2026
b,c,i
87,849
Vistra Operations Company, LLC
77,000 5.000%,  7/31/2027
b
76,587
Xcel Energy, Inc.
102,000 4.600%,  6/1/2032 99,577
50,000 5.600%,  4/15/2035 50,927
XPLR Infrastructure Operating
Partners, LP
119,000 3.875%,  10/15/2026
b
116,145
Total 7,829,844
Total Long-Term Fixed Income
(cost $409,766,476) 388,863,616
Shares Common Stock 11.9% Value
Communications Services  1.0%
6,134 Alphabet, Inc., Class A 1,177,115
12,877 Alphabet, Inc., Class C 2,483,458
344 AMC Networks, Inc.
k
2,061
141 Angi, Inc.
k
2,287
15,936 AT&T, Inc. 436,806
276 Bandwidth, Inc.
k
3,839
3,756 CarGurus, Inc.
k
123,272
1,140 Cogent Communications Holdings 51,973
7,622 Comcast Corporation 253,279
1,807 E.W. Scripps Company
k
5,403
99 Electronic Arts, Inc. 15,096
226 Fox Corporation, Class A 12,602
137 Fox Corporation, Class B 7,006
195 Iridium Communications, Inc. 4,770
130 John Wiley and Sons, Inc. 5,018
801 Liberty Global, Ltd., Class A
k
8,026
437 Liberty Latin America, Ltd., Class
A
k
3,081
91 Liberty Media Corporation-Liberty
Formula One Group
k
9,132
54 Liberty Media Corporation-Liberty
Live Group
k
4,548
528 Magnite, Inc.
k
12,149
219 Match Group, Inc. 7,505
5,469 Meta Platforms, Inc. 4,229,943
865 Netflix, Inc.
k
1,002,881
861 New York Times Company 44,677
1,030 News Corporation, Class A 30,200
17 Nexstar Media Group, Inc. 3,181
3,664 Pinterest, Inc.
k
141,430
12 Reddit, Inc.
k
1,927
427 Sirius XM Holdings, Inc.
a
9,018
332 Spotify Technology SA
k
208,011
104 TechTarget, Inc.
k
753
144 Telephone and Data Systems, Inc. 5,622
53 TKO Group Holdings, Inc. 8,904
926 T-Mobile US, Inc. 220,768
824 Trade Desk, Inc.
k
71,655
7,066 Verizon Communications, Inc. 302,142
4,142 Walt Disney Company 493,354
8,886 Warner Brothers Discovery, Inc.
k
117,029
Shares Common Stock  11.9% Value
Communications Services  1.0% - continued
1,878 Warner Music Group Corporation $ 54,950
Total 11,574,871
Consumer Discretionary  1.1%
345 Adient plc
k
7,397
1,781 ADT, Inc. 14,871
1,296 Advance Auto Parts, Inc. 68,779
20,871 Amazon.com, Inc.
k
4,886,110
982 American Axle & Manufacturing
Holdings, Inc.
k
4,370
361 American Eagle Outfitters, Inc. 3,899
1,233 Aptiv plc
k
84,633
97 Aramark 4,128
78 Autoliv, Inc. 8,701
28 AutoZone, Inc.
k
105,515
731 Bath & Body Works, Inc. 21,170
57 Booking Holdings, Inc. 313,731
624 Boot Barn Holdings, Inc.
k
107,266
1,268 BorgWarner, Inc. 46,662
39 Bright Horizons Family Solutions,
Inc.
k
4,411
21 Brinker International, Inc.
k
3,310
138 Buckle, Inc. 6,813
1,413 Build-A-Bear Workshop, Inc. 71,653
102 CarMax, Inc.
k
5,774
113 Carnival Corporation
k
3,364
10 Carvana Company
k
3,902
5 Cavco Industries, Inc.
k
2,018
1,643 Champion Homes, Inc.
k
100,059
373 Chewy, Inc.
k
13,689
503 Columbia Sportswear Company 28,455
288 Coursera, Inc.
k
3,640
710 Crocs, Inc.
k
70,808
959 D.R. Horton, Inc. 136,984
621 Dana, Inc. 9,886
39 Darden Restaurants, Inc. 7,865
567 Deckers Outdoor Corporation
k
60,198
28 Domino's Pizza, Inc. 12,970
1,839 DoorDash, Inc.
k
460,210
53 Dorman Products, Inc.
k
6,393
8 Dutch Bros, Inc.
k
474
342 eBay, Inc. 31,378
267 Etsy, Inc.
k
15,558
991 Expedia Group, Inc. 178,598
106 Five Below, Inc.
k
14,471
2,518 Ford Motor Company 27,874
261 Fox Factory Holding Corporation
k
7,927
99 Frontdoor, Inc.
k
5,791
619 Gap, Inc. 12,046
709 Garmin, Ltd. 155,101
279 Garrett Motion, Inc. 3,638
42 General Motors Company 2,240
1,019 Gentex Corporation 26,922
221 GigaCloud Technology, Inc.
a,k
4,922
298 Goodyear Tire & Rubber
Company
k
3,063
254 Grand Canyon Education, Inc.
k
42,832
101 Group 1 Automotive, Inc. 41,627
524 Hasbro, Inc. 39,384
2,819 Hilton Worldwide Holdings, Inc. 755,718
1,259 Home Depot, Inc. 462,695
383 Installed Building Products, Inc. 77,477
413 Kohl's Corporation
a
4,477
2,333 Laureate Education, Inc.
k
52,726
1,503 La-Z-Boy, Inc. 54,063

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  11.9% Value
Consumer Discretionary  1.1% - continued
52 Lear Corporation $ 4,903
24 Lithia Motors, Inc. 6,912
221 LKQ Corporation 6,513
549 Lowe's Companies, Inc. 122,740
988 Mattel, Inc.
k
16,806
617 McDonald's Corporation 185,143
1,080 Modine Manufacturing Company
k
145,325
139 Mohawk Industries, Inc.
k
15,917
76 Murphy USA, Inc. 27,548
207 National Vision Holdings, Inc.
k
5,022
18 NVR, Inc.
k
135,891
5,395 O'Reilly Automotive, Inc.
k
530,436
36 Planet Fitness, Inc.
k
3,931
221 Pool Corporation 68,099
46 PulteGroup, Inc. 5,194
120 Ralph Lauren Corporation 35,850
1,125 Ross Stores, Inc. 153,607
37 Royal Caribbean Cruises, Ltd. 11,761
160 Service Corporation International/
US 12,210
1,569 SharkNinja, Inc.
k
182,161
1,399 Six Flags Entertainment
Corporation
k
41,914
4,155 Sony Group Corporation ADR 101,050
508 Stoneridge, Inc.
k
3,912
62 Strategic Education, Inc. 4,597
265 Tapestry, Inc. 28,628
32 Taylor Morrison Home Corporation
k
1,897
5,354 Tesla, Inc.
k
1,650,478
22 Texas Roadhouse, Inc. 4,073
69 Toll Brothers, Inc. 8,167
5 TopBuild Corporation
k
1,852
208 Travel + Leisure Company 12,324
38 Ulta Beauty, Inc.
k
19,570
26 Urban Outfitters, Inc.
k
1,957
138 Valvoline, Inc.
k
4,864
422 VF Corporation 4,946
745 Viking Holdings, Ltd.
k
43,746
72 Visteon Corporation
k
8,003
117 Wayfair, Inc.
k
7,680
349 Wingstop, Inc. 131,692
7 Winmark Corporation 2,642
2,323 Wyndham Hotels & Resorts, Inc. 199,778
694 Wynn Resorts, Ltd. 75,667
136 Yum! Brands, Inc. 19,604
Total 12,765,646
Consumer Staples  0.3%
445 Albertsons Companies, Inc. 8,553
1,055 Altria Group, Inc. 65,347
127 Archer-Daniels-Midland Company 6,881
78 BellRing Brands, Inc.
k
4,257
1,108 BJ's Wholesale Club Holdings,
Inc.
k
117,337
38 Bunge Global SA 3,031
360 Casey's General Stores, Inc. 187,247
165 Central Garden & Pet Company,
Class A
k
5,861
904 Church & Dwight Company, Inc. 84,768
2,941 Colgate-Palmolive Company 246,603
1,185 Conagra Brands, Inc. 21,638
206 Costco Wholesale Corporation 193,566
10,779 Coty, Inc.
k
52,278
180 Darling Ingredients, Inc.
k
5,828
303 Dole plc 4,315
Shares Common Stock  11.9% Value
Consumer Staples  0.3% - continued
73 Ingredion, Inc. $ 9,602
879 J & J Snack Foods Corporation 99,230
1,084 John B. Sanfilippo & Son, Inc. 68,628
6,573 Kenvue, Inc. 140,925
2,366 Keurig Dr Pepper, Inc. 77,250
145 Kimberly-Clark Corporation 18,070
50 Kraft Heinz Company 1,373
157 Kroger Company 11,006
1,186 Maplebear, Inc.
k
56,892
360 Marzetti Company 63,994
156 McCormick & Company, Inc. 11,018
604 Mondelez International, Inc. 39,073
1,436 Monster Beverage Corporation
k
84,365
2,148 Philip Morris International, Inc. 352,379
67 Primo Brands Corporation 1,850
3,863 Procter & Gamble Company 581,266
14 Sprouts Farmers Markets, Inc.
k
2,121
2,315 Sysco Corporation 184,274
722 Turning Point Brands, Inc. 59,883
142 Tyson Foods, Inc. 7,427
2,388 Unilever plc ADR 139,531
157 US Foods Holding Corporation
k
13,083
1,121 Vita Coco Company, Inc.
k
39,526
4,809 Walmart, Inc. 471,186
Total 3,541,462
Energy  0.3%
6,728 Antero Midstream Corporation 123,459
417 Antero Resources Corporation
k
14,566
292 APA Corporation 5,633
227 Archrock, Inc. 5,303
4,846 Baker Hughes Company 218,312
907 Berry Corporation 2,739
66 Cactus, Inc. 2,792
1,381 Cheniere Energy, Inc. 325,750
100 Chevron Corporation 15,164
71 Chord Energy Corporation 7,833
464 Civitas Resources, Inc. 14,087
2,835 ConocoPhillips 270,289
315 Crescent Energy Company 2,911
5,041 Devon Energy Corporation 167,462
416 DHT Holdings, Inc. 4,613
181 DT Midstream, Inc. 18,594
4,917 Enterprise Products Partners, LP 152,378
2,487 EOG Resources, Inc. 298,490
203 EQT Corporation 10,911
1,516 Expand Energy Corporation 158,846
4,970 Exxon Mobil Corporation 554,851
150 Gulfport Energy Corporation
k
26,120
3,239 Halliburton Company 72,554
3,285 Hess Midstream, LP 142,996
169 HF Sinclair Corporation 7,426
102 Kimbell Royalty Partners, LP 1,517
6,953 Kinder Morgan, Inc. 195,101
157 Kodiak Gas Services, Inc. 5,076
1,978 Kosmos Energy, Ltd.
k
4,253
598 Marathon Petroleum Corporation 101,774
1,044 Matador Resources Company 52,075
128 Noble Corporation plc 3,432
105 Occidental Petroleum Corporation 4,614
238 Oceaneering International, Inc.
k
5,165
254 Oil States International, Inc.
k
1,267
289 ONEOK, Inc. 23,730
674 Ovintiv, Inc. 27,755
159 Par Pacific Holdings, Inc.
k
4,989

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  11.9% Value
Energy  0.3% - continued
683 Permian Resources Corporation $ 9,671
72 Phillips 66 8,898
207 Range Resources Corporation 7,601
37 Ranger Energy Services, Inc. 495
915 Shell plc ADR 66,072
123 SM Energy Company 3,394
218 Talos Energy, Inc.
k
1,864
15 Targa Resources Corporation 2,496
5,431 TechnipFMC plc 197,525
34 Valero Energy Corporation 4,669
434 Vital Energy, Inc.
k
8,111
11 Weatherford International plc 622
5,735 Williams Companies, Inc. 343,813
Total 3,710,058
Financials  1.8%
28 1st Source Corporation 1,675
572 Affiliated Managers Group, Inc. 120,046
173 Affirm Holdings, Inc.
k
11,861
79 Aflac, Inc. 7,849
1,623 AGNC Investment Corporation 15,305
1,200 Allstate Corporation 243,900
4,102 Ally Financial, Inc. 155,261
2,789 Amalgamated Financial
Corporation 80,853
930 American Express Company 278,358
1,269 American International Group, Inc. 98,512
400 Ameriprise Financial, Inc. 207,276
123 Ameris Bancorp 8,407
53 AMERISAFE, Inc. 2,373
815 Annaly Capital Management, Inc. 16,569
1,508 Arch Capital Group, Ltd. 129,778
523 Ares Management Corporation 97,032
289 Arthur J. Gallagher & Company 83,015
250 Artisan Partners Asset
Management, Inc. 11,312
4,001 Associated Banc-Corp 98,985
69 Assurant, Inc. 12,924
77 Atlantic Union Bankshares
Corporation 2,441
95 Axis Capital Holdings, Ltd. 8,915
13,602 Bank of America Corporation 642,967
5 Bank of Hawaii Corporation 309
155 Bank of Marin Bancorp 3,511
1,329 Bank of N.T. Butterfield & Son, Ltd. 60,483
1,589 Bank of New York Mellon
Corporation 161,204
80 Bank OZK 3,944
109 BankFinancial Corporation 1,212
224 BankUnited, Inc. 8,169
141 Bar Harbor Bankshares 4,095
142 BCB Bancorp, Inc. 1,187
1,701 Berkshire Hathaway, Inc.
k
802,668
3,648 Berkshire Hills Bancorp, Inc. 89,887
165 BlackRock, Inc. 182,492
107 Blackstone Mortgage Trust, Inc. 1,977
149 Block, Inc.
k
11,512
1,119 Blue Owl Capital, Inc. 21,653
2,668 Bridgewater Bancshares, Inc.
k
41,514
424 Brookline Bancorp, Inc. 4,376
272 Brown & Brown, Inc. 24,853
160 Burke & Herbert Financial Services
Corporation 9,278
192 Business First Bancshares, Inc. 4,560
1,252 Byline Bancorp, Inc. 32,928
Shares Common Stock  11.9% Value
Financials  1.8% - continued
16 C&F Financial Corporation $ 1,022
157 Cadence Bank 5,471
383 California BanCorp
k
5,741
16 Camden National Corporation 603
61 Capital City Bank Group, Inc. 2,415
1,924 Capital One Financial Corporation 413,660
830 Capitol Federal Financial, Inc. 4,997
150 Carlyle Group, Inc. 9,099
21 Cathay General Bancorp 950
130 Cboe Global Markets, Inc. 31,335
636 Central Pacific Financial
Corporation 16,956
10,596 Charles Schwab Corporation 1,035,547
310 Chimera Investment Corporation 4,145
22 ChoiceOne Financial Services, Inc. 647
544 Chubb, Ltd. 144,726
110 Cincinnati Financial Corporation 16,226
1,676 Citigroup, Inc. 157,041
113 Citizens Financial Group, Inc. 5,392
561 CME Group, Inc. 156,115
161 CNB Financial Corporation 3,695
260 CNO Financial Group, Inc. 9,578
106 Coinbase Global, Inc.
k
40,043
106 Colony Bankcorp, Inc. 1,737
475 Columbia Banking System, Inc. 11,305
143 Comerica, Inc. 9,663
127 Commerce Bancshares, Inc. 7,772
11 Community Financial System, Inc. 580
1,121 Community Trust Bancorp, Inc. 60,512
58 Community West Bancshares 1,116
126 ConnectOne Bancorp, Inc. 2,902
61 Cullen/Frost Bankers, Inc. 7,772
17 CVB Financial Corporation 318
14 Diamond Hill Investment Group,
Inc. 1,898
1,338 Donnelley Financial Solutions, Inc.
k
70,860
270 Dynex Capital, Inc. 3,359
213 Eagle Bancorp, Inc. 3,427
182 East West Bancorp, Inc. 18,245
96 Eastern Bankshares, Inc. 1,483
176 Enact Holdings, Inc. 6,118
90 Enova International, Inc.
k
9,410
629 Enterprise Financial Services
Corporation 34,715
230 Equitable Holdings, Inc. 11,810
111 Equity Bancshares, Inc. 4,171
237 Essent Group, Ltd. 13,270
6 Euronet Worldwide, Inc.
k
583
21 Evercore, Inc. 6,324
270 F.N.B. Corporation 4,136
387 FactSet Research Systems, Inc. 155,922
152 Farmers National Banc
Corporation 2,058
403 Federal Agricultural Mortgage
Corporation 69,425
455 Federated Hermes, Inc. 22,554
449 Fidelity National Information
Services, Inc. 35,655
219 Fifth Third Bancorp 9,104
992 Financial Institutions, Inc. 25,286
249 First American Financial
Corporation 14,952
423 First Bancorp/Puerto Rico 8,811
57 First Citizens BancShares, Inc./NC 113,701
454 First Financial Bancorp 11,005
74 First Financial Bankshares, Inc. 2,562

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  11.9% Value
Financials  1.8% - continued
295 First Financial Corporation $ 15,797
40 First Hawaiian, Inc. 970
588 First Horizon Corporation 12,824
155 First Internet Bancorp 3,399
3 First Interstate BancSystem, Inc. 86
185 First Merchants Corporation 7,052
341 First Mid-Illinois Bancshares, Inc. 12,948
61 FirstCash Holdings, Inc. 8,131
1,402 Fiserv, Inc.
k
194,794
131 Flagstar Financial, Inc. 1,479
300 Flushing Financial Corporation 3,597
80 Flywire Corporation
k
871
133 Franklin Resources, Inc. 3,192
5,179 Fulton Financial Corporation 92,963
371 Genworth Financial, Inc.
k
2,916
2,573 Glacier Bancorp, Inc. 112,775
26 Global Life, Inc. 3,652
64 Global Payments, Inc. 5,117
1,021 Great Southern Bancorp, Inc. 58,136
8 Hamilton Lane, Inc. 1,218
58 Hancock Whitney Corporation 3,464
51 Hanover Insurance Group, Inc. 8,753
255 HarborOne Bancorp, Inc. 3,017
208 Hartford Insurance Group, Inc. 25,873
29 HBT Financial, Inc. 721
145 Home BancShares, Inc. 4,083
940 Hometrust Bancshares, Inc. 36,528
610 Horizon Bancorp, Inc. 9,449
1,105 Houlihan Lokey, Inc. 210,679
452 Huntington Bancshares, Inc./OH 7,426
5 Independent Bank Corporation/MA 318
417 Independent Bank Corporation/MI 12,739
6,425 Intercontinental Exchange, Inc. 1,187,533
597 Invesco, Ltd. 12,543
33 Investar Holding Corporation 716
719 Jack Henry & Associates, Inc. 122,097
78 Jackson Financial, Inc. 6,830
4,152 Janus Henderson Group plc 179,782
67 Jefferies Financial Group, Inc. 3,863
5,382 JPMorgan Chase & Company 1,594,364
688 Kearny Financial Corporation/MD 4,080
51 Kemper Corporation 3,141
6,370 KeyCorp 114,150
165 Kinsale Capital Group, Inc. 72,714
186 Ladder Capital Corporation 2,031
645 M&T Bank Corporation 121,711
52 MarketAxess Holdings, Inc. 10,686
221 Marsh & McLennan Companies,
Inc. 44,023
1,830 Mastercard, Inc. 1,036,640
102 Mercantile Bank Corporation 4,660
1,434 MetLife, Inc. 108,912
7,399 MGIC Investment Corporation 191,634
234 Midland States Bancorp, Inc. 3,969
2,537 MidWestOne Financial Group, Inc. 69,869
857 Moody's Corporation 441,981
94 Morningstar, Inc. 25,987
1,348 MSCI, Inc. 756,713
8,181 Nasdaq, Inc. 787,176
1,209 NMI Holdings, Inc.
k
45,120
22 Northeast Bank 2,182
156 Northeast Community Bancorp,
Inc. 3,223
1,565 Northern Trust Corporation 203,450
281 Northfield Bancorp, Inc. 2,993
Shares Common Stock  11.9% Value
Financials  1.8% - continued
6,161 Northwest Bancshares, Inc. $ 72,084
161 OceanFirst Financial Corporation 2,702
1,003 OFG Bancorp 42,748
4,456 Old National Bancorp 94,066
3,386 Old Republic International
Corporation 122,472
3,282 Old Second Bancorp, Inc. 55,696
963 OneMain Holdings, Inc. 55,652
27 Orange County Bancorp, Inc. 675
438 Orrstown Financial Services, Inc. 14,393
250 Pacific Premier Bancorp, Inc. 5,417
45 Palomar Holdings, Inc.
k
5,962
3 Park National Corporation 486
73 Paymentus Holdings, Inc.
k
2,035
83 PCB Bancorp 1,697
164 Peoples Bancorp, Inc./OH 4,697
77 Pinnacle Financial Partners, Inc. 6,768
96 PNC Financial Services Group,
Inc. 18,266
878 Popular, Inc. 100,601
184 Principal Financial Group, Inc. 14,321
2,149 Progressive Corporation 520,144
965 Prosperity Bancshares, Inc. 64,288
4,878 Provident Financial Services, Inc. 88,877
139 Prudential Financial, Inc. 14,398
508 Radian Group, Inc. 16,566
261 Regions Financial Corporation 6,611
36 Reinsurance Group of America,
Inc. 6,928
19 RenaissanceRe Holdings, Ltd. 4,631
28 Renasant Corporation 1,026
480 Repay Holdings Corporation
k
2,362
5,838 Rithm Capital Corporation 70,231
1,939 RLI Corporation 127,955
3,162 Robinhood Markets, Inc.
k
325,844
1,256 S&P Global, Inc. 692,182
25 Safety Insurance Group, Inc. 1,759
2,764 SEI Investments Company 243,564
16 Selective Insurance Group, Inc. 1,248
26 ServisFirst Bancshares, Inc. 2,045
400 Shore Bancshares, Inc. 6,204
128 Sierra Bancorp 3,753
42 Simmons First National
Corporation 805
82 Southern Missouri Bancorp, Inc. 4,435
117 SouthState Corporation 11,018
101 Starwood Property Trust, Inc. 1,965
261 StepStone Group, Inc. 15,493
154 Stifel Financial Corporation 17,574
59 StoneX Group, Inc.
k
5,737
141 Synchrony Financial 9,823
468 Synovus Financial Corporation 22,108
74 Tompkins Financial Corporation 4,786
579 TPG RE Finance Trust, Inc. 5,037
4,359 Tradeweb Markets, Inc. 603,939
2,339 Triumph Financial, Inc.
k
132,668
148 TrustCo Bank Corporation NY 4,967
2,665 Trustmark Corporation 99,271
557 U.S. Bancorp 25,043
75 UMB Financial Corporation 8,249
111 United Bankshares, Inc. 3,943
308 United Community Banks, Inc. 9,394
59 Unity Bancorp, Inc. 2,897
160 Univest Financial Corporation 4,614
302 Unum Group 21,687

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  11.9% Value
Financials  1.8% - continued
19 Upstart Holdings, Inc.
k
$ 1,553
1,129 Valley National Bancorp 10,466
463 Virtu Financial, Inc. 20,437
3,133 Visa, Inc. 1,082,358
751 WaFd, Inc. 21,858
197 Webster Financial Corporation 11,357
8,173 Wells Fargo & Company 658,989
220 WesBanco, Inc. 6,629
111 Westamerica Bancorporation 5,317
101 Western Alliance Bancorp 7,834
1,957 Western Union Company 15,754
21 Willis Towers Watson plc 6,632
68 Wintrust Financial Corporation 8,703
428 WisdomTree, Inc. 5,680
17 WSFS Financial Corporation 932
3,854 Zions Bancorp NA 206,651
Total 20,575,048
Health Care  1.3%
1,477 Abbott Laboratories 186,383
4,563 AbbVie, Inc. 862,498
5,430 ADMA Biologics, Inc.
k
101,541
5,326 Agilent Technologies, Inc. 611,478
90 Agios Pharmaceuticals, Inc.
k
3,350
10 Align Technology, Inc.
k
1,290
1,596 Amgen, Inc. 470,980
289 Amicus Therapeutics, Inc.
k
1,731
352 Amneal Pharmaceuticals, Inc.
k
2,753
92 Anika Therapeutics, Inc.
k
759
99 Argenx SE ADR
k
66,363
44 Artivion, Inc.
k
1,360
4,097 Avantor, Inc.
k
55,064
118 Azenta, Inc.
k
3,859
51 Becton, Dickinson and Company 9,091
110 Biogen, Inc.
k
14,080
81 Biohaven, Ltd.
k
1,223
871 BioMarin Pharmaceutical, Inc.
k
50,387
363 Bio-Techne Corporation 19,867
9,119 Boston Scientific Corporation
k
956,765
28 Bruker Corporation 1,076
77 Cardinal Health, Inc. 11,952
199 CareDx, Inc.
k
2,445
970 Caribou Biosciences, Inc.
k
1,969
512 Cencora, Inc. 146,473
1,567 Centene Corporation
k
40,852
109 Certara, Inc.
k
1,073
132 Charles River Laboratories
International, Inc.
k
22,392
103 Chemed Corporation 42,467
332 Cigna Group 88,770
4,827 Concentra Group Holdings Parent,
Inc. 96,395
566 Cooper Companies, Inc.
k
40,011
885 CorVel Corporation
k
78,411
4,962 Danaher Corporation 978,308
348 Denali Therapeutics, Inc.
k
4,813
733 Dentsply Sirona, Inc. 10,489
837 Dexcom, Inc.
k
67,604
120 Doximity, Inc.
k
7,050
230 Dyne Therapeutics, Inc.
k
2,265
92 Edwards Lifesciences Corporation
k
7,296
1,206 Elanco Animal Health, Inc.
k
16,498
1,204 Eli Lilly & Company 891,044
440 Enanta Pharmaceuticals, Inc.
k
3,335
1,692 Encompass Health Corporation 186,306
Shares Common Stock  11.9% Value
Health Care  1.3% - continued
20 Ensign Group, Inc. $ 3,000
1,189 Exact Sciences Corporation
k
55,824
42 Exelixis, Inc.
k
1,521
277 Fate Therapeutics, Inc.
k
305
972 Fortrea Holdings, Inc.
k
5,579
120 GE HealthCare Technologies, Inc. 8,558
3,647 Gilead Sciences, Inc. 409,522
292 Globus Medical, Inc.
k
15,368
463 GoodRx Holdings, Inc.
k
2,218
1,209 HealthEquity, Inc.
k
117,273
47 Henry Schein, Inc.
k
3,180
6 Hims & Hers Health, Inc.
k
397
6 Humana, Inc. 1,499
1,403 IDEXX Laboratories, Inc.
k
749,637
859 Illumina, Inc.
k
88,228
175 Incyte Corporation
k
13,106
44 Insmed, Inc.
k
4,720
413 Inspire Medical Systems, Inc.
k
51,435
541 Insulet Corporation
k
156,024
216 Integra LifeSciences Holdings
Corporation
k
2,838
329 Intellia Therapeutics, Inc.
k
3,830
609 Intuitive Surgical, Inc.
k
292,984
113 IQVIA Holding, Inc.
k
21,002
290 iTeos Therapeutics, Inc.
k
2,941
26 Jazz Pharmaceuticals, Inc.
k
2,980
4,024 Johnson & Johnson 662,914
596 Labcorp Holdings, Inc. 155,008
100 Medpace Holdings, Inc.
k
42,720
10,667 Medtronic plc 962,590
2,685 Merck & Company, Inc. 209,752
602 Merit Medical Systems, Inc.
k
51,086
47 Mettler-Toledo International, Inc.
k
57,983
293 Moderna, Inc.
k
8,661
178 Myriad Genetics, Inc.
k
683
556 Natera, Inc.
k
74,315
719 Neurocrine Biosciences, Inc.
k
92,197
39 Option Care Health, Inc.
k
1,145
586 Organon & Company 5,684
908 Penumbra, Inc.
k
229,061
92 Perrigo Company plc 2,454
5,445 Pfizer, Inc. 126,814
65 Prestige Consumer Healthcare,
Inc.
k
4,807
4,968 Progyny, Inc.
k
116,798
203 Prothena Corporation plc
k
1,395
32 PTC Therapeutics, Inc.
k
1,667
217 QIAGEN NV 10,707
75 Quest Diagnostics, Inc. 12,556
855 Relay Therapeutics, Inc.
k
3,010
921 Repligen Corporation
k
107,821
17 ResMed, Inc. 4,623
5 Revvity, Inc. 439
317 Rocket Pharmaceuticals, Inc.
k
967
3,846 Royalty Pharma plc 141,533
2,604 Sanofi SA ADR 118,847
3,566 scPharmaceuticals, Inc.
k
18,115
2,804 STERIS plc 635,078
3,468 Stevanato Group SPA 85,694
1,196 Stryker Corporation 469,705
57 Teleflex, Inc. 6,811
126 Tenet Healthcare Corporation
k
20,321
1,323 Thermo Fisher Scientific, Inc. 618,741
2,318 Twist Bioscience Corporation
k
77,815
160 United Therapeutics Corporation
k
43,952

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  11.9% Value
Health Care  1.3% - continued
1,710 UnitedHealth Group, Inc. $ 426,748
30 Universal Health Services, Inc. 4,993
115 Vaxcyte, Inc.
k
3,904
43 Veeva Systems, Inc.
k
12,221
1,379 Vericel Corporation
k
48,182
1,518 Vertex Pharmaceuticals, Inc.
k
693,529
4,710 Viatris, Inc. 41,165
1,544 Viemed Healthcare, Inc.
k
9,403
115 Viking Therapeutics, Inc.
a,k
3,746
220 Waters Corporation
k
63,527
150 Waystar Holding Corporation
k
5,547
307 West Pharmaceutical Services,
Inc. 73,453
353 Xencor, Inc.
k
2,937
157 Xenon Pharmaceuticals, Inc.
k
4,795
1,290 Zimmer Biomet Holdings, Inc. 118,228
Total 14,880,932
Industrials  1.4%
302 A.O. Smith Corporation 21,379
37 Acuity, Inc. 11,520
565 Advanced Drainage Systems, Inc. 64,834
314 AECOM 35,400
39 AGCO Corporation 4,601
41 Air Lease Corporation 2,271
51 Alaska Air Group, Inc.
k
2,701
141 Allegheny Technologies, Inc.
k
10,849
112 Allegion plc 18,583
99 Allison Transmission Holdings, Inc. 8,917
2,229 Amentum Holdings, Inc.
k
55,658
3,724 AMETEK, Inc. 688,381
200 API Group Corporation
k
7,214
35 Applied Industrial Technologies,
Inc. 9,502
78 Arcosa, Inc. 6,699
7 Argan, Inc. 1,715
271 Armstrong World Industries, Inc. 50,994
1,267 Atmus Filtration Technologies, Inc. 49,299
2,316 Automatic Data Processing, Inc. 716,802
203 Axon Enterprise, Inc.
k
153,364
25 AZZ, Inc. 2,737
2,219 Badger Infrastructure Solutions,
Ltd. 83,741
2,466 Barrett Business Services, Inc. 113,362
208 Brady Corporation 14,679
1,851 BWX Technologies, Inc. 281,222
272 C.H. Robinson Worldwide, Inc. 31,367
1 CACI International, Inc.
k
461
473 Casella Waste Systems, Inc.
k
51,429
1,291 Caterpillar, Inc. 565,484
1,416 CECO Environmental Corporation
k
63,649
484 Clean Harbors, Inc.
k
114,132
9,960 CNH Industrial NV 129,082
12 CSW Industrials, Inc. 3,114
28,384 CSX Corporation 1,008,767
47 Cummins, Inc. 17,278
341 Curtiss-Wright Corporation 167,165
1,287 Dayforce, Inc.
k
74,221
3,388 Delta Air Lines, Inc. 180,275
367 DNOW, Inc.
k
5,711
67 Donaldson Company, Inc. 4,822
2 Dover Corporation 362
17 Dycom Industries, Inc.
k
4,570
147 EMCOR Group, Inc. 92,241
159 Energy Recovery, Inc.
k
2,139
Shares Common Stock  11.9% Value
Industrials  1.4% - continued
2,363 Enerpac Tool Group Corporation $ 90,999
425 EnPro, Inc. 90,274
2,487 ExlService Holdings, Inc.
k
108,010
609 Expeditors International of
Washington, Inc. 70,790
9,765 Fastenal Company 450,459
793 Federal Signal Corporation 100,370
3,171 Ferguson Enterprises, Inc. 708,179
1,978 Flowserve Corporation 110,847
307 Fortive Corporation 14,715
116 Fortune Brands Innovations, Inc. 6,327
6,416 Gates Industrial Corporation plc
k
159,117
392 General Dynamics Corporation 122,151
3,087 General Electric Company 836,824
28 Gorman-Rupp Company 1,152
927 Graco, Inc. 77,849
927 Great Lakes Dredge & Dock
Corporation
k
10,271
1,664 Helios Technologies, Inc. 61,052
30 Herc Holdings, Inc. 3,504
1,622 Hexcel Corporation 97,174
85 HNI Corporation 4,372
696 Honeywell International, Inc. 154,756
1,641 Howmet Aerospace, Inc. 295,003
413 Hudson Technologies, Inc.
k
3,878
173 IDEX Corporation 28,287
170 IES Holdings, Inc.
k
60,022
174 Ingersoll Rand, Inc. 14,726
103 Insteel Industries, Inc. 3,718
236 ITT Corporation 40,111
756 Jacobs Solutions, Inc. 107,254
572 JB Hunt Transport Services, Inc. 82,397
626 Johnson Controls International plc 65,730
176 Kirby Corporation
k
16,775
1,503 Knight-Swift Transportation
Holdings, Inc. 63,877
829 Korn Ferry 58,751
572 L3Harris Technologies, Inc. 157,197
379 Landstar System, Inc. 50,547
139 Legalzoom.com, Inc.
k
1,250
562 Leidos Holdings, Inc. 89,723
441 Limbach Holdings, Inc.
k
60,417
353 Lincoln Electric Holdings, Inc. 85,955
307 Lyft, Inc.
k
4,316
103 ManpowerGroup, Inc. 4,249
824 Masco Corporation 56,139
7,445 Masterbrand, Inc.
k
82,118
46 Maximus, Inc. 3,398
401 McGrath RentCorp 50,041
44 Middleby Corporation
k
6,389
304 Miller Industries, Inc. 12,388
649 Moog, Inc. 125,633
1,622 Mueller Water Products, Inc. 40,161
268 NEXTracker, Inc.
k
15,614
5 Nordson Corporation 1,071
1,650 nVent Electric plc 129,393
1,165 Old Dominion Freight Line, Inc. 173,876
73 Oshkosh Corporation 9,237
1,316 Otis Worldwide Corporation 112,768
30 PACCAR, Inc. 2,963
926 Parker-Hannifin Corporation 677,739
14 Paylocity Holding Corporation
k
2,588
646 Pentair plc 66,021
55 Pitney Bowes, Inc. 625
17 Primoris Services Corporation 1,601

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  11.9% Value
Industrials  1.4% - continued
265 Quanta Services, Inc. $ 107,624
426 QXO, Inc.
k
8,546
204 RBC Bearings, Inc.
k
79,017
23 Regal Rexnord Corporation 3,516
916 Republic Services, Inc. 211,275
732 Rockwell Automation, Inc. 257,452
8 Ryder System, Inc. 1,422
2,399 Schneider National, Inc. 58,656
73 Sensata Technologies Holding plc 2,245
818 Shoals Technologies Group, Inc.
k
4,409
9 SkyWest, Inc.
k
1,044
2,175 Southwest Airlines Company 67,273
36 SPX Technologies, Inc.
k
6,566
110 SS&C Technologies Holdings, Inc. 9,403
254 Stanley Black & Decker, Inc. 17,183
176 Sterling Construction Company,
Inc.
k
47,096
1,363 Timken Company 103,711
46 Toro Company 3,416
2,078 Trane Technologies plc 910,330
10 TransDigm Group, Inc. 16,085
942 TransUnion 89,669
962 Trex Company, Inc.
k
61,799
162 Trinity Industries, Inc. 3,775
4,942 Uber Technologies, Inc.
k
433,661
543 UFP Industries, Inc. 53,214
70 UL Solutions, Inc. 5,118
53 UniFirst Corporation/MA 9,065
1,254 Union Pacific Corporation 278,350
256 United Airlines Holdings, Inc.
k
22,607
839 United Parcel Service, Inc. 72,288
166 United Rentals, Inc. 146,568
37 Veralto Corporation 3,879
2,296 Verisk Analytics, Inc. 639,918
250 Verra Mobility Corporation
k
6,315
96 Wabtec Corporation 18,437
561 Waste Connections, Inc. 104,722
617 Waste Management, Inc. 141,392
160 Watsco, Inc. 72,141
2,587 WNS Holdings, Ltd.
k
193,482
123 Xylem, Inc. 17,788
155 Zurn Elkay Water Solutions
Corporation 6,859
Total 15,373,147
Information Technology  3.7%
966 Adobe, Inc.
k
345,529
637 Agilysys, Inc.
k
72,669
103 Ambarella, Inc.
k
6,807
12,092 Amphenol Corporation 1,287,919
920 Analog Devices, Inc. 206,660
27,503 Apple, Inc. 5,708,798
1,686 Applied Materials, Inc. 303,581
227 AppLovin Corporation
k
88,689
5,392 Arista Networks, Inc.
k
664,402
30 Arrow Electronics, Inc.
k
3,480
50 Astera Labs, Inc.
k
6,836
32 Atlassian Corporation
k
6,137
3,080 Autodesk, Inc.
k
933,579
71 Avnet, Inc. 3,759
281 Bel Fuse, Inc. 36,541
27 BILL Holdings, Inc.
k
1,157
695 BlackLine, Inc.
k
37,377
10,505 Broadcom, Inc. 3,085,318
870 CDW Corporation 151,711
Shares Common Stock  11.9% Value
Information Technology  3.7% - continued
13 Cirrus Logic, Inc.
k
$ 1,309
14,850 Cisco Systems, Inc. 1,010,988
28 Clearfield, Inc.
k
1,227
41 Clearwater Analytics Holdings,
Inc.
k
831
144 Cognex Corporation 5,871
140 Cognizant Technology Solutions
Corporation 10,046
60 Coherent Corporation
k
6,456
81 CommVault Systems, Inc.
k
15,386
42 Consensus Cloud Solutions, Inc.
k
848
201 Corning, Inc. 12,711
1,295 Crane NXT Company 76,845
143 Credo Technology Group Holding,
Ltd.
k
15,952
449 CyberArk Software, Ltd.
k
184,750
586 Datadog, Inc.
k
82,028
526 Descartes Systems Group, Inc.
k
55,630
1,914 DocuSign, Inc.
k
144,775
275 Dolby Laboratories, Inc. 20,718
2,001 Dynatrace Holdings, LLC
k
105,273
18 Elastic NV
k
1,507
265 Enphase Energy, Inc.
k
8,575
36 Entegris, Inc. 2,825
23 EPAM Systems, Inc.
k
3,627
72 F5, Inc.
k
22,566
329 Fabrinet
k
106,507
43 Fair Isaac Corporation
k
61,779
37 First Solar, Inc.
k
6,465
1,426 Flex, Ltd.
k
71,115
4,303 Fortinet, Inc.
k
429,870
297 Freshworks, Inc.
k
3,858
215 Gartner, Inc.
k
72,810
1,088 Gen Digital, Inc. 32,085
2,880 Gitlab, Inc.
k
126,173
837 Guidewire Software, Inc.
k
189,346
207 HubSpot, Inc.
k
107,568
1,497 I3 Verticals, Inc.
k
41,886
297 Impinj, Inc.
k
45,910
17 Intapp, Inc.
k
681
1,674 International Business Machines
Corporation 423,773
858 Intuit, Inc. 673,642
52 IPG Photonics Corporation
k
3,894
51 Itron, Inc.
k
6,352
4,898 JFrog, Ltd.
k
212,622
691 Keysight Technologies, Inc.
k
113,262
236 KLA Corporation 207,451
641 Lam Research Corporation 60,792
1,187 Lattice Semiconductor
Corporation
k
59,148
258 Littelfuse, Inc. 66,391
22 MACOM Technology Solutions
Holdings, Inc.
k
3,017
5 Manhattan Associates, Inc.
k
1,098
925 Marvell Technology, Inc. 74,342
173 Microchip Technology, Inc. 11,693
1,095 Micron Technology, Inc. 119,508
15,029 Microsoft Corporation 8,017,971
45 Mirion Technologies, Inc.
k
1,006
33 MKS, Inc. 3,141
182 Monday.com, Ltd.
k
47,737
4 Monolithic Power Systems, Inc. 2,845
1,491 Motorola Solutions, Inc. 654,519
170 NetApp, Inc. 17,702
12,348 Nokia Oyj ADR
a
50,380

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  11.9% Value
Information Technology  3.7% - continued
72 Nutanix, Inc.
k
$ 5,412
48,507 NVIDIA Corporation 8,627,940
36 Okta, Inc.
k
3,521
1,411 ON Semiconductor Corporation
k
79,524
687 Onto Innovation, Inc.
k
65,093
4,107 Oracle Corporation 1,042,233
2,917 Palantir Technologies, Inc.
k
461,907
3,171 Pegasystems, Inc. 186,169
287 Plexus Corporation
k
36,592
26 Procore Technologies, Inc.
k
1,862
854 PTC, Inc.
k
183,448
117 Q2 Holdings, Inc.
k
9,500
1,346 Qorvo, Inc.
k
112,526
1,664 Qualcomm, Inc. 244,209
102 Ralliant Corporation
k
4,663
3,490 Salesforce, Inc. 901,572
3,480 Samsung Electronics Company,
Ltd. 177,355
606 SAP SE ADR 173,740
1,016 ServiceNow, Inc.
k
958,210
229 Silicon Laboratories, Inc.
k
30,175
201 Skyworks Solutions, Inc. 13,777
1,446 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 349,383
1,279 TD SYNNEX Corporation 184,675
318 TE Connectivity plc 65,429
83 Teledyne Technologies, Inc.
k
45,735
145 Tenable Holdings, Inc.
k
4,540
192 Teradyne, Inc. 20,627
513 Texas Instruments, Inc. 92,884
5,519 Trimble, Inc.
k
462,989
2,228 TTM Technologies, Inc.
k
105,273
14 Twilio, Inc.
k
1,806
211 Tyler Technologies, Inc.
k
123,342
42 Unity Software, Inc.
k
1,401
79 Varonis Systems, Inc.
k
4,411
1,358 VeriSign, Inc. 365,125
437 Vontier Corporation 18,122
4,461 Weave Communications, Inc.
k
32,565
76 Western Digital Corporation 5,980
325 Zebra Technologies Corporation
k
110,181
54 Zoom Communications, Inc.
k
3,999
28 Zscaler, Inc.
k
7,996
Total 42,195,923
Materials  0.4%
819 Albemarle Corporation 55,569
400 Alcoa Corporation 11,988
9,699 Amcor plc 90,686
121 AptarGroup, Inc. 19,014
60 Avery Dennison Corporation 10,066
346 Avient Corporation 10,923
1,880 Axalta Coating Systems, Ltd.
k
53,242
61 Balchem Corporation 9,301
291 Ball Corporation 16,663
1,903 CF Industries Holdings, Inc. 176,655
924 Coeur Mining, Inc.
k
8,030
75 Commercial Metals Company 3,889
2,123 Constellium SE
k
29,106
545 Corteva, Inc. 39,311
2,984 Crown Holdings, Inc. 296,490
128 Dow, Inc. 2,981
3,836 DuPont de Nemours, Inc. 275,808
15 Eagle Materials, Inc. 3,364
Shares Common Stock  11.9% Value
Materials  0.4% - continued
832 Eastman Chemical Company $ 60,411
3,154 Ecolab, Inc. 825,591
936 Element Solutions, Inc. 22,090
78 FMC Corporation 3,045
279 Freeport-McMoRan, Inc. 11,227
956 Greif, Inc. 60,639
1,932 Hecla Mining Company 11,090
564 Huntsman Corporation 5,471
1,160 Ingevity Corporation
k
48,476
175 International Flavors & Fragrances,
Inc. 12,430
7,237 Ivanhoe Mines, Ltd.
k
56,461
135 Kaiser Aluminum Corporation 10,437
103 Koppers Holdings, Inc. 3,385
1,695 Linde plc 780,141
96 LyondellBasell Industries NV 5,561
153 Magnera Corporation
k
1,905
180 Martin Marietta Materials, Inc. 103,478
97 Minerals Technologies, Inc. 5,641
1,071 Mosaic Company 38,567
4 NewMarket Corporation 2,748
1,901 Newmont Corporation 118,052
1,260 Nucor Corporation 180,268
194 O-I Glass, Inc.
k
2,524
2,720 Olin Corporation 51,517
863 Packaging Corporation of America 167,206
196 PPG Industries, Inc. 20,678
14 Reliance, Inc. 4,062
145 Royal Gold, Inc. 21,956
467 RPM International, Inc. 54,830
111 Scotts Miracle-Gro Company 6,955
207 Sealed Air Corporation 6,059
183 Sensient Technologies Corporation 20,549
270 Sonoco Products Company 12,169
1,293 Steel Dynamics, Inc. 164,935
58 Stepan Company 2,945
957 Tronox Holdings plc 3,053
779 Vulcan Materials Company 213,968
941 West Fraser Timber Company, Ltd. 65,221
Total 4,298,827
Real Estate  0.3%
301 Agree Realty Corporation 21,582
294 Alexandria Real Estate Equities,
Inc. 22,470
60 Alpine Income Property Trust, Inc. 843
357 Anywhere Real Estate, Inc.
k
1,649
225 AvalonBay Communities, Inc. 41,913
1,343 Brixmor Property Group, Inc. 35,093
8,518 Broadstone Net Lease, Inc. 138,332
152 CareTrust REIT, Inc. 4,834
63 CBL & Associates Properties, Inc. 1,705
2,108 CBRE Group, Inc.
k
328,300
475 Chatham Lodging Trust 3,240
337 Colliers International Group, Inc. 50,789
761 Compass, Inc.
k
6,042
1,497 CoStar Group, Inc.
k
142,499
502 Cousins Properties, Inc. 13,604
1,335 Crown Castle, Inc. 140,295
332 Curbline Properties Corporation 7,337
5,355 Cushman and Wakefield plc
k
65,277
943 Douglas Elliman, Inc.
k
2,593
2,601 Easterly Government Properties,
Inc. 57,222
2,129 EPR Properties 117,180

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  11.9% Value
Real Estate  0.3% - continued
17,116 Essential Properties Realty Trust,
Inc. $ 521,867
72 Essex Property Trust, Inc. 18,733
356 Extra Space Storage, Inc. 47,832
57 Federal Realty Investment Trust 5,253
2,066 First Industrial Realty Trust, Inc. 100,656
154 Getty Realty Corporation 4,280
62 Global Net Lease, Inc. 433
5,883 Healthcare Realty Trust, Inc. 90,363
5,248 Host Hotels & Resorts, Inc. 82,499
39 Howard Hughes Holdings, Inc.
k
2,680
793 Independence Realty Trust, Inc. 13,299
1,578 Industrial Logistics Properties Trust 8,395
1,873 Innovative Industrial Properties,
Inc. 96,834
923 InvenTrust Properties Corporation 25,447
40 Iron Mountain, Inc. 3,894
51 Jones Lang LaSalle, Inc.
k
13,788
225 Kimco Realty Corporation 4,777
10 Lamar Advertising Company 1,223
6,622 Millrose Properties, Inc. 198,594
3,514 National Storage Affiliates Trust 103,522
477 NetSTREIT Corporation 8,696
46 NNN REIT, Inc. 1,898
6,582 Outfront Media, Inc. 115,382
4,328 Park Hotels & Resorts, Inc. 46,137
260 Peakstone Realty Trust 3,536
966 Pebblebrook Hotel Trust 9,689
36 Postal Realty Trust, Inc. 494
49 RE/MAX Holdings, Inc.
k
377
137 Rexford Industrial Realty, Inc. 5,005
843 RLJ Lodging Trust 6,238
93 RMR Group, Inc. 1,494
73 Ryman Hospitality Properties 6,939
13,172 Sabra Health Care REIT, Inc. 237,491
137 Safehold, Inc. 1,917
542 SBA Communications Corporation 121,798
1,135 Sila Realty Trust, Inc. 27,739
16 Simon Property Group, Inc. 2,621
846 STAG Industrial, Inc. 29,043
2,648 Summit Hotel Properties, Inc. 13,823
6,496 Tanger, Inc. 195,010
1,619 Terreno Realty Corporation 89,838
49,469 Uniti Group, Inc.
k
263,175
1,648 Xenia Hotels & Resorts, Inc. 20,946
342 Zillow Group, Inc., Class A
k
26,249
299 Zillow Group, Inc., Class C
k
23,785
Total 3,806,488
Utilities  0.3%
16,642 AES Corporation 218,842
1,176 Alliant Energy Corporation 76,452
159 American States Water Company 11,701
168 American Water Works Company,
Inc. 23,560
43 Artesian Resources Corporation 1,404
64 Avista Corporation 2,387
680 Black Hills Corporation 39,290
3,074 Brookfield Infrastructure
Corporation 120,009
27 California Water Service Group 1,228
2,238 CenterPoint Energy, Inc. 86,879
765 Clearway Energy, Inc., Class A 23,547
812 Clearway Energy, Inc., Class C 26,495
432 Constellation Energy Corporation 150,267
Shares Common Stock  11.9% Value
Utilities  0.3% - continued
1,559 Duke Energy Corporation $ 189,637
8,023 Edison International 418,159
2,510 Entergy Corporation 226,979
605 Essential Utilities, Inc. 22,264
378 Eversource Energy 24,986
592 Exelon Corporation 26,604
271 FirstEnergy Corporation 11,574
1,394 Hawaiian Electric Industries, Inc.
k
14,944
77 Middlesex Water Company 3,973
226 New Jersey Resources
Corporation 10,376
1,974 NiSource, Inc. 83,796
523 Northwestern Energy Group, Inc. 28,085
37 Otter Tail Corporation 2,856
17,845 PG&E Corporation 250,187
9 Pinnacle West Capital Corporation 816
9,158 Portland General Electric
Company 376,577
1,464 Public Service Enterprise Group,
Inc. 131,453
703 Spire, Inc. 52,352
21,622 UGI Corporation 782,284
1,079 Vistra Energy Corporation 225,015
1,359 XPLR Infrastructure, LP 12,951
Total 3,677,929
Total Common Stock
(cost $106,690,222) 136,400,331
Shares Private Equity Funds 1.0% Value
Secondary  1.0%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,k,l
1,477,106
1 ASF IX, LP
*,k,l
2,162,876
1 ASF VIII Sidecar (Cayman), LP
*,k,l
329,046
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,k,l
1,692,217
1 LCP X (Offshore), LP
*,k,l
6,241,592
Total 11,902,837
Total Private Equity Funds
(cost $9,251,421) 11,902,837
Shares
Collateral Held for Securities
Loaned 0.2% Value
2,602,062 Thrivent Cash Management Trust 2,602,062
Total Collateral Held for
Securities Loaned
(cost $2,602,062) 2,602,062
Shares or
Principal
Amount Short-Term Investments 15.2% Value
Federal Farm Credit Bank
Discount Notes
400,000 4.250%, 10/2/2025
m
397,028
Federal Home Loan Bank Discount
Notes
3,000,000 4.225%, 8/1/2025
m,n
2,999,647
300,000 4.210%, 9/16/2025
m,n
298,343
200,000 4.250%, 9/23/2025
m,n
198,731
700,000 4.200%, 9/26/2025
m,n
695,312
200,000 4.258%, 10/8/2025
m,n
198,373
100,000 4.265%, 10/15/2025
m,n
99,104
1,600,000 4.250%, 10/24/2025
m,n
1,583,963

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  15.2% Value
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 4.205%, 9/5/2025
m,n
$ 199,154
1,000,000 4.180%, 9/22/2025
m,n
993,773
Federal National Mortgage
Association Discount Notes
700,000 4.200%, 8/8/2025
m,n
699,340
2,800,000 4.200%, 8/22/2025
m,n
2,792,745
1,300,000 4.185%, 9/19/2025
m,n
1,292,363
State Street Institutional U.S.
Government Money Market
Fund
55,143,985 4.250%
m
55,143,985
Thrivent Core Short-Term Reserve
Fund
10,616,501 4.580% 106,165,009
U.S. Treasury Bills
300,000 4.195%, 9/25/2025
m,o
298,029
200,000 4.206%, 10/14/2025
m,o
198,257
Total Short-Term Investments
(cost $174,229,637) 174,253,156
Total Investments (cost
$1,015,407,306) 101.4% $1,160,955,481
Other Assets and Liabilities, Net
(1.4%) (16,108,212)
Total Net Assets 100.0% $1,144,847,269
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $69,232,776 or 6.0% of
total net assets.
c Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2025.
e All or a portion of the security is insured or guaranteed.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of July 31, 2025
was $11,916,337 or 1.04% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 1,138,824
ASF IX, LP  3/18/2024 1,725,232
ASF VIII Sidecar (Cayman), LP  6/28/2024 292,534
Credit Suisse Group AG  9/5/2018 200,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 1,316,000
LCP X (Offshore), LP  10/25/2023 4,778,831
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of July 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 2,252,075
Common Stock 211,970
Total lending $2,464,045
Gross amount payable upon return of
collateral for securities loaned $2,602,062
Net amounts due to counterparty $138,017
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,948,299 – 8,948,299 –
Basic Materials 3,308,737 – 3,308,737 –
Capital Goods 7,085,067 – 7,085,067 –
Collateralized Mortgage Obligations 21,420,640 – 21,420,640 –
Commercial Mortgage-Backed Securities 7,258,691 – 7,258,691 –
Communications Services 10,342,364 – 10,342,364 –
Consumer Cyclical 12,645,058 – 12,645,058 –
Consumer Non-Cyclical 13,717,752 – 13,717,752 –
Energy 9,322,605 – 9,322,605 –
Financials 34,152,086 – 34,152,086 –
Foreign Government 641,920 – 641,920 –
Mortgage-Backed Securities 114,789,431 – 114,789,431 –
Technology 8,712,305 – 8,712,305 –
Transportation 2,389,327 – 2,389,327 –
U.S. Government & Agencies 126,299,490 – 126,299,490 –
Utilities 7,829,844 – 7,829,844 –
Registered Investment Companies
U.S. Affiliated 379,011,918 379,011,918 – –
U.S. Unaffiliated 3,876,049 3,876,049 – –
Common Stock
Communications Services 11,574,871 11,574,871 – –
Consumer Discretionary 12,765,646 12,765,646 – –
Consumer Staples 3,541,462 3,541,462 – –
Energy 3,710,058 3,710,058 – –
Financials 20,575,048 20,575,048 – –
Health Care 14,880,932 14,880,932 – –
Industrials 15,373,147 15,289,406 83,741 –
Information Technology 42,195,923 42,018,568 177,355 –
Materials 4,298,827 4,242,366 56,461 –
Real Estate 3,806,488 3,806,488 – –
Utilities 3,677,929 3,677,929 – –
Private Equity Funds
Secondary 11,902,837 – – 11,902,837
Short-Term Investments 68,088,147 55,143,985 12,944,162 –
Subtotal Investments in Securities $988,142,898 $574,114,726 $402,125,335 $11,902,837
Other Investments  * Total
Affiliated Short-Term Investments 106,165,009
U.S. Affiliated Registered Investment Cos. 64,045,512
Collateral Held for Securities Loaned 2,602,062
Subtotal Other Investments $172,812,583
Total Investments at Value $1,160,955,481
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Conservative Allocation Fund as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,489,672 4,489,672 – –
Credit Default Swaps 269,110 – 269,110 –
Total Asset Derivatives $4,758,782 $4,489,672 $269,110 $–
Liability Derivatives
Futures Contracts 878,334 775,099 103,235 –
Total Return Swaps 124,909 – 124,909 –
Total Liability Derivatives $1,003,243 $775,099 $228,144 $–
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
7/31/2025
Long-Term Fixed Income
Mortgage-Backed
Securities  $864,563 $- $31,028 $- $- $- $(895,591) $-
Private Equity Funds
 Secondary 7,051,841 - 761,812 4,089,184 - - - 11,902,837
Total  $7,916,404 $- $792,840 $4,089,184 $- $- $(895,591) $11,902,837
 Investments in Securities
Ending Value
7/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $11,902,837
Adjusted reported investment of
net asset value Fair Value adjustment ** N/A
Total  $11,902,837

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling $9,664,130 were pledged as the initial margin deposit for the se contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 79 September 2025 $ 8,680,344 $ 93,594
CBOT 2-Yr. U.S. Treasury Note 135 September 2025 27,971,721 (28,829)
CBOT 5-Yr. U.S. Treasury Note 336 September 2025 36,170,756 174,995
CBOT U.S. Long Bond 96 September 2025 10,642,773 319,227
CME E-mini Russell 2000 Index 1 September 2025 112,065 (1,056)
CME E-mini S&P 500 Index 283 September 2025 86,843,179 3,352,458
CME Ultra Long Term U.S. Treasury Bond 90 September 2025 10,225,107 333,018
ICE mini MSCI EAFE Index 105 September 2025 13,854,763 (134,413)
ICE US mini MSCI Emerging Markets Index 35 September 2025 2,092,913 74,112
Ultra 10-Yr. U.S. Treasury Note 54 September 2025 5,992,865 113,354
Total Futures Long Contracts $ 202,586,486 $ 4,296,460
CME E-mini Russell 2000 Index (11) September 2025 ( $ 1,186,856) ( $ 34,254)
CME E-mini S&P Mid-Cap 400 Index (43) September 2025 (13,033,383) (576,547)
CME Euro Foreign Exchange Currency (65) September 2025 (9,340,570) 28,914
Eurex Euro STOXX 50 Index (231) September 2025 (13,950,207) (103,235)
Total Futures Short Contracts ( $ 37,511,016) ($685,122)
Total Futures Contracts $ 165,075,470 $3,611,338

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Fund's credit default swap contracts held as of July 31, 2025. Investments totaling $496,286 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Sell 6/20/2030 ( $ 5,234,000) $ – $ 269,110 $ 269,110
Total Credit Default Swaps $– $269,110 $269,110
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation
Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderately Conservative Allocation Fund's total return swap contracts held as of July 31, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 1,601,913 ( $ 124,909) $ – ( $ 124,909)
Total Return Swaps ( $ 124,909) $ – ($124,909)
# Payment made on Termination Date

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,148 $1,445 $2,618 $31,809 3,769 2.8%
Core Emerging Markets Equity 8,880 277 – 10,079 935 0.9
Core International Equity 16,133 538 10 18,479 1,540 1.6
Core Low Volatility Equity 693 54 – 740 62 0.1
Core Mid Cap Value 7,338 663 6,000 1,251 114 0.1
Core Small Cap Value 1,979 202 300 1,687 162 0.1
Global Stock, Class S 2,296 261 – 2,562 86 0.2
High Yield, Class S 23,812 1,111 1,041 24,111 5,647 2.1
Income, Class S 69,048 2,255 6,524 65,147 7,935 5.7
International Equity, Class S 25,647 743 – 29,287 2,420 2.6
Large Cap Growth, Class S 71,163 4,329 – 81,053 3,434 7.1
Large Cap Value, Class S 113,147 9,360 – 121,743 3,867 10.6
Mid Cap Stock, Class S 26,013 1,065 13,010 13,215 362 1.2
Short-Term Bond, Class S 39,091 1,176 3,065 37,595 3,005 3.3
Small Cap Stock, Class S 8,637 159 4,000 4,299 138 0.4
Total U.S. Affiliated Registered Investment
Companies 446,025 443,057 38.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% 158,767 65,379 117,981 106,165 10,617 9.3
Total Affiliated Short-Term Investments 158,767 106,165 9.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,210 62,613 63,221 2,602 2,602 0.2
Total Collateral Held for Securities Loaned 3,210 2,602 0.2
Total Value $608,002 $551,824
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($556) $1,390 $– $1,445
Core Emerging Markets Equity – 922 – 277
Core International Equity (1) 1,819 – 538
Core Low Volatility Equity Fund – (7) 26 28
Core Mid Cap Value 584 (1,334) 521 142
Core Small Cap Value 75 (269) 173 29
Global Stock, Class S – 5 218 43
High Yield, Class S (121) 350 – 1,111
Income, Class S (691) 1,059 – 2,259
International Equity, Class S – 2,897 – 743
Large Cap Growth, Class S – 5,561 4,249 79
Large Cap Value, Class S – (764) 7,586 1,774
Mid Cap Stock, Class S 4,632 (5,485) 931 135
Short-Term Bond, Class S 11 382 – 1,176
Small Cap Stock, Class S 846 (1,343) 114 46
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% 12 (12) – 4,438
Total Income/Non Cash Income from Affiliated Investments $14,263
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total $4,791 $5,171 $13,818

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 83.0% Value
Asset-Backed Securities  11.5%
AGL CLO 13, Ltd.
$ 2,500,000
6.055%,  (TSFR3M +
1.800%), 10/20/2034, Ser.
2021-13A, Class CR
a,b,c
$ 2,500,000
Anchorage Capital CLO 20, Ltd.
2,100,000
7.526%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,c
2,106,317
Anchorage Capital CLO 21, Ltd.
1,500,000
6.226%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,c
1,500,283
Annisa CLO, Ltd.
1,075,000
5.826%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,c
1,075,129
Avis Budget Rental Car Funding
AESOP, LLC
825,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
829,309
Balboa Bay Loan Funding, Ltd.
1,500,000
6.276%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,c
1,500,034
1,000,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,c
1,000,443
Barings CLO, Ltd.
1,100,000
6.229%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,c
1,099,977
Barings Loan Partners CLO, Ltd. 2
1,250,000
5.976%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,c
1,249,735
Battalion CLO XXI, Ltd.
2,500,000
6.318%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,c
2,499,910
Business Jet Securities, LLC
871,598
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
853,177
1,215,201
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,237,347
1,000,362
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
996,774
Buttermilk Park CLO, Ltd.
1,241,230
5.918%,  (TSFR3M +
1.600%), 10/15/2031, Ser.
2018-1A, Class B1R
a,c
1,242,067
CarVal CLO, Ltd.
1,100,000
8.026%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
1,103,014
Cascade Funding Mortgage Trust,
LLC
278,005
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
275,226
CIFC Funding, Ltd.
1,000,000
6.037%,  (TSFR3M +
1.712%), 4/20/2034, Ser.
2015-4A, Class A2R2
a,c
1,004,046
Principal
Amount Long-Term Fixed Income  83.0% Value
Asset-Backed Securities  11.5% - continued
College Avenue Student Loans,
LLC
$ 143,898
6.117%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,c
$ 145,029
Dryden 72 CLO, Ltd.
950,000
5.976%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,c
951,571
Dryden 85 CLO, Ltd.
2,865,000
6.418%,  (TSFR3M +
2.100%), 7/15/2037, Ser.
2020-85A, Class CR2
a,c
2,876,675
Education Funding Trust
529,980
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
504,216
GMAC Mortgage Corporation
Loan Trust
42,922
4.967%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
20,488
Hertz Vehicle Financing III, LLC
600,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
608,312
1,350,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,357,871
750,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
751,419
Hotwire Funding, LLC
1,350,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,363,618
HTAP Issuer Trust
1,377,660
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,361,821
KKR Static CLO I, Ltd.
2,000,000
5.776%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,c
1,993,602
LCM 41, Ltd.
2,050,000
7.918%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,c
2,049,889
Madison Park Funding XVIII, Ltd.
1,850,000
6.487%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
1,852,505
Marathon CLO, Ltd.
1,550,000
5.868%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,c
1,551,032
MFA Trust
2,162,672
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
2,165,125
Myers Park CLO, Ltd.
1,275,000
5.987%,  (TSFR3M +
1.662%), 10/20/2030, Ser.
2018-1A, Class A2
a,c
1,276,063
Octagon Investment Partners 51,
Ltd.
3,000,000
7.176%,  (TSFR3M +
2.850%), 7/20/2034, Ser.
2021-1A, Class DR
a,c
2,999,904

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Asset-Backed Securities  11.5% - continued
OZLM XVII, Ltd.
$ 1,600,000
6.326%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,c
$ 1,597,954
Pagaya AI Debt Grantor Trust
563,673
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
564,686
957,664
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
958,295
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
591,551
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
595,109
Palmer Square Loan Funding, Ltd.
1,750,000
6.868%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,c
1,751,174
1,250,000
6.018%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,c
1,251,245
1,450,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,c
1,437,530
Park Blue CLO, Ltd.
1,500,000
6.506%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,c
1,507,552
Point Securitization Trust
1,286,994
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
1,279,285
PPM CLO 3, Ltd.
2,100,000
6.134%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,c
2,101,050
PRET, LLC
2,000,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,e
1,974,516
1,691,998
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,e
1,697,865
1,173,526
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,e
1,173,160
PRPM, LLC
1,325,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,e
1,168,763
700,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,e
697,557
Radnor Re, Ltd.
2,000,000
7.250%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,c
2,016,494
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
e
135,955
RFS Asset Securitization V, LLC
1,250,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
1,253,860
Rockford Tower CLO, Ltd.
2,500,000
6.218%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,c
2,506,345
Saxon Asset Securities Trust
335,414
3.136%,  8/25/2035, Ser.
2004-2, Class MF2
c
297,624
Principal
Amount Long-Term Fixed Income  83.0% Value
Asset-Backed Securities  11.5% - continued
Sculptor CLO XXVIII, Ltd.
$ 1,600,000
6.276%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,c
$ 1,600,530
Signal Peak CLO 1, Ltd.
1,750,000
6.272%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,c
1,751,167
1,625,000
7.822%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,c
1,628,621
Sunnova Hestia II Issuer, LLC
1,292,552
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
1,283,297
Symphony CLO XX, Ltd.
1,000,000
7.318%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,c
1,002,709
TCW CLO, Ltd.
1,250,000
6.119%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,c
1,250,646
3,090,000
6.076%,  (TSFR3M +
1.750%), 10/20/2037, Ser.
2024-3A, Class B
a,c
3,103,157
Unlock HEA Trust
1,251,315
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,249,621
1,380,298
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,379,448
1,266,448
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,252,297
VERDE CLO, Ltd.
2,100,000
7.518%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,c
2,107,182
Vericrest Opportunity Loan
Transferee
971,801
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
971,475
1,599,421
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
1,599,014
26,016
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
25,997
1,627,357
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
1,626,905
244,525
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
244,220
1,184,683
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,184,181
259,209
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,e
256,339
Veros Auto Receivables Trust
856,967
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
857,857
Voya CLO, Ltd.
1,650,000
6.279%,  (TSFR3M +
1.962%), 7/16/2034, Ser.
2020-1A, Class BR
a,c
1,653,298
Whitebox CLO I, Ltd.
2,500,000
6.319%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,c
2,503,970

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Asset-Backed Securities  11.5% - continued
Wind River CLO, Ltd.
$ 215,451
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
$ 215,558
1,500,000
6.176%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,c
1,500,600
Zayo Issuer, LLC
1,000,000
5.648%,  3/20/2055, Ser.
2025-1A, Class A2
a
1,009,849
Total 103,125,885
Basic Materials  1.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
303,000 8.625%,  6/15/2029
a
320,196
Alumina, Pty. Ltd.
300,000 6.125%,  3/15/2030
a
303,308
ATI, Inc.
270,000 7.250%,  8/15/2030 283,036
Avient Corporation
308,000 6.250%,  11/1/2031
a
309,095
Axalta Coating Systems Dutch
Holding B BV
234,000 7.250%,  2/15/2031
a
243,345
Cascades, Inc./Cascades USA,
Inc.
325,000 6.750%,  7/15/2030
a
324,239
Celanese US Holdings, LLC
162,000 6.850%,  11/15/2028 168,646
140,000 6.500%,  4/15/2030 141,575
103,000 6.629%,  7/15/2032 106,634
66,000 6.750%,  4/15/2033
f
66,567
Cerdia Finanz GmbH
352,000 9.375%,  10/3/2031
a
368,382
Chemours Company
492,000 5.750%,  11/15/2028
a
451,868
Cleveland-Cliffs, Inc.
495,000 4.625%,  3/1/2029
a
466,536
239,000 6.875%,  11/1/2029
a
239,114
182,000 4.875%,  3/1/2031
a,f
161,498
141,000 7.375%,  5/1/2033
a
137,272
182,000 6.250%,  10/1/2040 146,524
Consolidated Energy Finance SA
628,000 5.625%,  10/15/2028
a
525,876
CVR Partners, LP/CVR Nitrogen
Finance Corporation
300,000 6.125%,  6/15/2028
a
297,794
Eastman Chemical Company
397,000 5.000%,  8/1/2029 401,464
First Quantum Minerals, Ltd.
185,000 9.375%,  3/1/2029
a
196,047
170,000 8.625%,  6/1/2031
a
177,013
FMC Corporation
160,000 8.450%,  11/1/2055
c
165,413
Fortescue Treasury, Pty. Ltd.
101,000 4.500%,  9/15/2027
a
99,547
182,000 5.875%,  4/15/2030
a
184,280
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
a
217,838
Hecla Mining Company
215,000 7.250%,  2/15/2028 217,399
Principal
Amount Long-Term Fixed Income  83.0% Value
Basic Materials  1.3% - continued
INEOS Finance plc
$ 541,000 7.500%,  4/15/2029
a,f
$ 537,012
International Flavors & Fragrances,
Inc.
108,000 1.230%,  10/1/2025
a
107,269
Magnera Corporation
460,000 7.250%,  11/15/2031
a
432,975
Mercer International, Inc.
111,000 12.875%,  10/1/2028
a
111,955
216,000 5.125%,  2/1/2029 173,997
Methanex Corporation
180,000 5.250%,  12/15/2029
f
178,287
Methanex US Operations, Inc.
188,000 6.250%,  3/15/2032
a
186,354
Mineral Resources, Ltd.
288,000 9.250%,  10/1/2028
a
301,004
122,000 8.500%,  5/1/2030
a,f
124,884
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
253,000 5.350%,  3/15/2034 258,957
Novelis Corporation
155,000 4.750%,  1/30/2030
a
148,475
190,000 3.875%,  8/15/2031
a
170,426
Olin Corporation
196,000 6.625%,  4/1/2033
a
190,728
Peabody Energy Corporation,
Convertible
256,000 3.250%,  3/1/2028
f
288,717
Smurfit Kappa Treasury, ULC
249,000 5.777%,  4/3/2054 247,450
SNF Group SACA
512,000 3.375%,  3/15/2030
a
470,171
Steel Dynamics, Inc.
200,000 5.250%,  5/15/2035 199,737
SunCoke Energy, Inc.
574,000 4.875%,  6/30/2029
a
524,903
Taseko Mines, Ltd.
371,000 8.250%,  5/1/2030
a
387,373
Tronox, Inc.
184,000 4.625%,  3/15/2029
a,f
143,154
Total 11,904,334
Capital Goods  3.1%
Advanced Drainage Systems, Inc.
369,000 6.375%,  6/15/2030
a
374,576
AECOM
371,000 6.000%,  8/1/2033
a
374,016
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
185,000 7.000%,  5/21/2030
a
190,418
Amrize Finance US, LLC
267,000 5.400%,  4/7/2035
a
269,314
Amsted Industries, Inc.
65,000 4.625%,  5/15/2030
a
62,250
400,000 6.375%,  3/15/2033
a
406,384
Array Technologies, Inc.,
Convertible
302,000 1.000%,  12/1/2028 243,865
253,000 2.875%,  7/1/2031
a
265,270
Axon Enterprise, Inc.
172,000 6.125%,  3/15/2030
a
175,664
172,000 6.250%,  3/15/2033
a
176,209

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Capital Goods  3.1% - continued
Axon Enterprise, Inc., Convertible
$ 134,000 0.500%,  12/15/2027 $ 442,684
BAE Systems plc
200,000 5.500%,  3/26/2054
a
196,508
Boeing Company
161,000 6.858%,  5/1/2054 176,965
561,000 2.196%,  2/4/2026 553,558
220,000 3.250%,  3/1/2028 212,632
510,000 5.150%,  5/1/2030 518,095
81,000 6.528%,  5/1/2034 88,161
Bombardier, Inc.
138,000 6.000%,  2/15/2028
a
138,918
372,000 7.250%,  7/1/2031
a
388,445
514,000 7.000%,  6/1/2032
a,f
531,727
93,000 6.750%,  6/15/2033
a
95,587
Brundage-Bone Concrete
Pumping Holdings, Inc.
144,000 7.500%,  2/1/2032
a
143,339
Builders FirstSource, Inc.
310,000 5.000%,  3/1/2030
a
303,452
80,000 6.375%,  3/1/2034
a
81,177
185,000 6.750%,  5/15/2035
a
189,680
Camelot Return Merger Sub, Inc.
271,000 8.750%,  8/1/2028
a
248,309
Canpack SA/Canpack US, LLC
431,000 3.875%,  11/15/2029
a
401,491
Carrier Global Corporation
252,000 2.722%,  2/15/2030 233,819
Chart Industries, Inc.
202,000 7.500%,  1/1/2030
a
211,601
Clean Harbors, Inc.
167,000 6.375%,  2/1/2031
a
170,516
Clydesdale Acquisition Holdings,
Inc.
75,000 6.625%,  4/15/2029
a
75,889
333,000 6.875%,  1/15/2030
a
340,536
81,000 8.750%,  4/15/2030
a
82,667
188,000 6.750%,  4/15/2032
a
192,570
Crown Cork & Seal Company, Inc.
257,000 7.375%,  12/15/2026 265,107
Deere & Company
210,000 5.700%,  1/19/2055 215,429
Eaton Capital, ULC
400,000 4.450%,  5/9/2030 399,770
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
558,000 6.625%,  12/15/2030
a
568,942
ESAB Corporation
329,000 6.250%,  4/15/2029
a
336,158
Fluor Corporation, Convertible
300,000 1.125%,  8/15/2029 421,200
General Dynamics Corporation
99,000 4.950%,  8/15/2035 99,214
GFL Environmental, Inc.
409,000 4.000%,  8/1/2028
a
396,402
Greenbrier Companies, Inc.,
Convertible
161,000 2.875%,  4/15/2028 171,224
Herc Holdings, Inc.
109,000 5.500%,  7/15/2027
a
108,561
295,000 6.625%,  6/15/2029
a
302,019
234,000 7.000%,  6/15/2030
a
241,847
170,000 7.250%,  6/15/2033
a
176,037
Principal
Amount Long-Term Fixed Income  83.0% Value
Capital Goods  3.1% - continued
Honeywell International, Inc.
$ 325,000 5.250%,  3/1/2054 $ 305,824
Howmet Aerospace, Inc.
280,000 6.750%,  1/15/2028 293,813
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 214,878
Ingersoll Rand, Inc.
275,000 5.176%,  6/15/2029 281,433
80,000 5.700%,  8/14/2033 83,579
JBT Marel Corporation,
Convertible
222,000 0.250%,  5/15/2026 224,886
John Deere Capital Corporation
138,000 3.900%,  6/7/2032 132,685
79,000 5.150%,  9/8/2033 81,374
L3Harris Technologies, Inc.
169,000 5.400%,  1/15/2027 171,084
Lockheed Martin Corporation
220,000 5.200%,  2/15/2064 200,122
Martin Marietta Materials, Inc.
165,000 5.150%,  12/1/2034 165,511
Mirion Technologies, Inc.,
Convertible
298,000 0.250%,  6/1/2030
a
350,895
Mueller Water Products, Inc.
313,000 4.000%,  6/15/2029
a
298,963
Nesco Holdings II, Inc.
215,000 5.500%,  4/15/2029
a
209,627
New Enterprise Stone and Lime
Company, Inc.
409,000 5.250%,  7/15/2028
a
406,069
Northrop Grumman Corporation
327,000 5.200%,  6/1/2054 302,908
82,000 4.700%,  3/15/2033 81,485
OI European Group BV
394,000 4.750%,  2/15/2030
a
373,319
Owens-Brockway Glass Container,
Inc.
298,000 6.625%,  5/13/2027
a
298,358
146,000 7.375%,  6/1/2032
a
147,103
Patrick Industries, Inc., Convertible
135,000 1.750%,  12/1/2028 208,729
Quikrete Holdings, Inc.
705,000 6.375%,  3/1/2032
a
723,044
QXO Building Products, Inc.
279,000 6.750%,  4/30/2032
a
287,307
Republic Services, Inc.
156,000 5.000%,  12/15/2033 158,383
Resideo Funding, Inc.
379,000 6.500%,  7/15/2032
a
384,474
Reworld Holding Corporation
332,000 4.875%,  12/1/2029
a
317,064
Roller Bearing Company of
America, Inc.
161,000 4.375%,  10/15/2029
a
154,823
RTX Corporation
246,000 5.750%,  1/15/2029 256,530
798,000 4.500%,  6/1/2042 704,735
Sealed Air Corporation/Sealed Air
Corporation (US)
290,000 6.125%,  2/1/2028
a
292,772
Siemens Funding BV
293,000 5.800%,  5/28/2055
a
303,175

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Capital Goods  3.1% - continued
Smyrna Ready Mix Concrete, LLC
$ 592,000 8.875%,  11/15/2031
a
$ 623,013
Spirit AeroSystems, Inc.
842,000 4.600%,  6/15/2028 828,406
111,000 9.750%,  11/15/2030
a
122,078
SRM Escrow Issuer, LLC
132,000 6.000%,  11/1/2028
a
131,564
Standard Building Solutions, Inc.
419,000 6.250%,  8/1/2033
a
422,992
Standard Industries, Inc./NY
181,000 4.750%,  1/15/2028
a
178,513
181,000 3.375%,  1/15/2031
a
161,693
Textron, Inc.
221,000 3.650%,  3/15/2027 217,666
TopBuild Corporation
122,000 4.125%,  2/15/2032
a
112,438
Trane Technologies Financing, Ltd.
179,000 5.100%,  6/13/2034 181,561
TransDigm, Inc.
174,000 6.750%,  8/15/2028
a
177,543
604,000 7.125%,  12/1/2031
a
628,913
515,000 6.625%,  3/1/2032
a
529,559
638,000 6.000%,  1/15/2033
a
641,151
United Rentals North America, Inc.
680,000 4.875%,  1/15/2028 675,813
340,000 4.000%,  7/15/2030 321,659
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 63,817
Waste Pro USA, Inc.
165,000 7.000%,  2/1/2033
a
171,198
WESCO Distribution, Inc.
184,000 6.375%,  3/15/2029
a
188,728
129,000 6.625%,  3/15/2032
a
133,103
160,000 6.375%,  3/15/2033
a
163,802
Total 27,348,364
Collateralized Mortgage Obligations  10.4%
A&D Mortgage Trust
529,722
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,e
535,325
927,014
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,e
934,750
961,096
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
959,452
ACRA Trust
1,589,294
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
1,590,941
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,e
1,371,537
Banc of America Alternative Loan
Trust
660,759
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 585,501
Banc of America Mortgage
Securities Trust
109,407
5.607%,  9/25/2035, Ser.
2005-H, Class 2A1
c
95,986
173,477
6.327%,  9/25/2035, Ser.
2005-H, Class 3A1
c
164,315
CAFL Issuer, LLC
1,150,883
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
1,150,100
Principal
Amount Long-Term Fixed Income  83.0% Value
Collateralized Mortgage Obligations  10.4% -
continued
CHNGE Mortgage Trust
$ 1,130,939
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
$ 1,095,368
390,488
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
391,324
1,143,040
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,e
1,138,411
494,775
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
497,881
CIM Trust
884,535
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,e
887,391
Citigroup Mortgage Loan Trust,
Inc.
189,210
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 185,961
778,013
5.255%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
699,255
COLT Mortgage Loan Trust
1,005,960
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,e
1,010,549
Countrywide Alternative Loan Trust
227,690
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 186,590
306,709
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 242,865
310,038
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 211,542
91,153
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 72,145
174,354
7.000%,  10/25/2037, Ser.
2007-24, Class A10 57,386
CSMC Trust
556,583
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
556,368
263,137
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
229,425
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
441,633
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 381,868
Federal Home Loan Mortgage
Corporation - REMIC
564,356
4.000%,  1/25/2051, Ser.
5249, Class LA 553,523
1,550,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,514,518
1,550,000
7.950%,  (SOFR30A +
4.000%), 8/25/2025, Ser.
5567, Class MB
c
1,551,711
966,383
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 776,483
1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,243,877
11,499,739
1.500%,  12/25/2050, Ser.
5107, Class IO
g
1,109,234
139,074
3.000%,  5/15/2027, Ser.
4046, Class GI
g
1,923
206,627
3.000%,  7/15/2027, Ser.
4084, Class NI
g
4,049
690,041
3.500%,  10/15/2032, Ser.
4119, Class KI
g
52,689
618,573
3.000%,  4/15/2033, Ser.
4203, Class DI
g
23,816

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Collateralized Mortgage Obligations  10.4% -
continued
Federal Home Loan Mortgage
Corporation STRIPS
$ 884,143
3.500%,  8/15/2035, Ser.
345, Class C8
g
$ 81,527
Federal National Mortgage
Association - REMIC
1,300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,224,670
665,627
4.500%,  6/25/2052, Ser.
2022-43, Class MA 660,259
148,676
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
2,518
191,175
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
2,940
109,642
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
603
591,494
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
11,547
459,347
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
8,326
156,435
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
2,837
389,155
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
6,490
147,943
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
3,229
346,034
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
6,699
308,006
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
6,975
581,535
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
41,307
First Horizon Alternative Mortgage
Securities Trust
89,696
5.394%,  7/25/2035, Ser.
2005-AA5, Class 2A1
c
84,375
Flagstar Mortgage Trust
1,315,294
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,c
1,130,947
1,513,938
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,c
1,218,661
654,374
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
584,669
GCAT Trust
1,852,173
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,c
1,884,730
1,000,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,c
969,400
775,872
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
726,206
1,468,394
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,c
1,476,538
GMAC Mortgage Corporation
Loan Trust
286,833
4.021%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
253,877
GMACM Mortgage Loan Trust
12,270
3.680%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
10,045
GS Mortgage-Backed Securities
Trust
1,211,682
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
1,209,465
Principal
Amount Long-Term Fixed Income  83.0% Value
Collateralized Mortgage Obligations  10.4% -
continued
Home Equity Asset Trust
$ 971,589
5.787%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
c
$ 934,964
Home RE, Ltd.
1,364,467
8.950%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
1,400,543
HOMES Trust
875,000
6.995%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,c
875,164
ICAP Trust
1,100,000
6.472%,  7/25/2030, Ser.
2025-RTL1, Class A1
a,e
1,099,575
IndyMac IMJA Mortgage Loan
Trust
281,877
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 109,485
IndyMac INDA Mortgage Loan
Trust
1,476,482
3.699%,  8/25/2036, Ser.
2006-AR1, Class A1
c
1,157,091
J.P. Morgan Alternative Loan Trust
277,697
5.051%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
207,496
J.P. Morgan Mortgage Trust
391,477
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
328,638
827,186
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
818,509
147,759
6.223%,  7/25/2035, Ser.
2007-A1, Class 2A1
c
142,781
LHOME Mortgage Trust
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
1,410,966
1,700,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,e
1,710,554
1,225,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
1,235,156
1,000,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,e
1,009,402
1,625,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,e
1,627,861
Long Beach Mortgage Loan Trust
930,617
5.967%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
c
963,245
Merrill Lynch Alternative Note
Asset Trust
503,922
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 164,614
MFA Trust
243,296
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
236,763
1,800,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
1,807,829
MortgageIT Securities Corporation
Mortgage Loan Trust
1,438,853
4.927%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
1,257,650

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Collateralized Mortgage Obligations  10.4% -
continued
NYMT Loan Trust
$ 1,150,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,e
$ 1,155,112
1,750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
1,764,678
PMT Loan Trust
1,722,490
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,c
1,734,175
1,750,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,c
1,747,699
1,150,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,c
1,116,005
1,000,000
6.000%,  12/25/2059, Ser.
2024-INV2, Class A10
a,c
996,913
PRET, LLC
689,515
5.744%,  6/25/2055, Ser.
2025-NPL6, Class A1
a,e
686,167
900,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,e
896,813
PRKCM Trust
214,951
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
215,300
559,302
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,e
567,685
PRPM Trust
1,035,000
6.268%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,c
1,031,313
1,350,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,c
1,367,155
PRPM, LLC
1,115,489
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
1,091,763
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,e
1,213,600
930,962
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,e
930,904
1,834,138
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,e
1,831,085
1,460,841
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
1,461,851
1,750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,e
1,755,768
1,431,964
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,e
1,433,669
RCO IX Mortgage, LLC
911,625
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,e
913,380
Residential Accredit Loans, Inc.
Trust
242,398
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 213,527
343,053
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 271,482
165,684
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 139,351
Residential Funding Mortgage
Security I Trust
196,176
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 157,368
Roc Mortgage Trust
27,001
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
26,919
Principal
Amount Long-Term Fixed Income  83.0% Value
Collateralized Mortgage Obligations  10.4% -
continued
$ 1,750,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
$ 1,743,772
Saluda Grade Alternative
Mortgage Trust
1,750,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,e
1,765,680
1,650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,e
1,654,109
Sequoia Mortgage Trust
154,273
3.577%,  9/20/2046, Ser.
2007-1, Class 4A1
c
101,227
Structured Adjustable Rate
Mortgage Loan Trust
87,168
4.666%,  7/25/2035, Ser.
2005-15, Class 4A1
c
76,188
Toorak Mortgage Trust
1,300,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,e
1,307,552
1,750,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,e
1,744,783
Triangle Re, Ltd.
606,144
7.750%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
612,424
TVC Mortgage Trust
1,550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,e
1,545,684
Verus Securitization Trust
1,610,091
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,e
1,618,251
1,642,821
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,c
1,423,113
636,377
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
567,305
819,820
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,e
819,286
Vontive Mortgage Trust
1,325,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,e
1,334,159
Washington Mutual Mortgage
Pass-Through Certificates
293,917
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 253,837
Total 93,458,237
Commercial Mortgage-Backed Securities  1.9%
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
1,005,659
1,600,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
1,497,772
BANK 2018-BNK12
1,750,000
4.342%,  5/15/2061, Ser.
2018-BN12, Class AS
c
1,710,939
BANK 2022-BNK39
13,366,997
0.416%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,g
305,925
BANK 2025-BNK49
7,191,473
0.626%,  3/15/2058, Ser.
2025-BNK49, Class XA
c,g
342,823
BBCMS Mortgage Trust
7,099,940
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
c,g
459,777

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Commercial Mortgage-Backed Securities  1.9%
- continued
Federal National Mortgage
Association - REMIC
$ 1,000,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL $ 938,060
FirstKey Homes Trust
2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
2,286,376
FRTKL Trust
500,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
481,337
Home Partners of America Trust
1,245,402
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,110,066
HTAP Issuer Trust
1,696,082
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,686,148
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,168,735
Tricon Residential Trust
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,262,836
Velocity Commercial Capital Loan
Trust
624,295
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
629,175
907,576
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,c
926,889
729,045
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
742,305
Total 16,554,822
Communications Services  3.8%
AMC Networks, Inc.
405,000 10.250%,  1/15/2029
a
415,621
American Tower Corporation
144,000 1.450%,  9/15/2026 139,086
243,000 5.500%,  3/15/2028 248,958
160,000 5.800%,  11/15/2028 166,098
192,000 3.800%,  8/15/2029 186,433
333,000 5.000%,  1/31/2030 338,118
467,000 4.900%,  3/15/2030 471,200
AppLovin Corporation
370,000 5.500%,  12/1/2034 374,247
AT&T, Inc.
300,000 5.700%,  3/1/2057 288,281
543,000 6.050%,  8/15/2056 550,453
792,000 3.550%,  9/15/2055 531,007
433,000 4.300%,  2/15/2030 429,704
Bell Telephone Company of
Canada
153,000 7.000%,  9/15/2055
c
155,278
157,000 5.100%,  5/11/2033
f
156,885
Cable One, Inc.
109,000 4.000%,  11/15/2030
a,f
83,934
Cable One, Inc., Convertible
198,000 Zero Coupon,  3/15/2026
f
188,991
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
a
249,574
377,000 5.125%,  5/1/2027
a
373,914
178,000 5.000%,  2/1/2028
a
174,668
145,000 5.375%,  6/1/2029
a
142,416
Principal
Amount Long-Term Fixed Income  83.0% Value
Communications Services  3.8% - continued
$ 351,000 6.375%,  9/1/2029
a
$ 354,226
1,229,000 4.750%,  3/1/2030
a
1,167,788
161,000 4.500%,  8/15/2030
a
150,635
351,000 4.250%,  2/1/2031
a
320,604
119,000 4.750%,  2/1/2032
a
109,999
472,000 4.250%,  1/15/2034
a,f
406,700
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
221,000 5.050%,  3/30/2029 222,266
234,000 6.550%,  6/1/2034 246,738
Clear Channel Outdoor Holdings,
Inc.
360,000 5.125%,  8/15/2027
a
359,511
258,000 7.875%,  4/1/2030
a
265,690
Comcast Corporation
395,000 6.050%,  5/15/2055 399,915
483,000 5.650%,  6/1/2054 463,792
392,000 3.400%,  4/1/2030 374,860
Crown Castle, Inc.
205,000 2.900%,  3/15/2027 199,318
114,000 4.900%,  9/1/2029 114,816
Deluxe Corporation
419,000 8.125%,  9/15/2029
a
431,355
Deutsche Telekom International
Finance BV
499,000 8.750%,  6/15/2030 585,380
DIRECTV Financing, LLC
93,000 8.875%,  2/1/2030
a
90,553
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,249,000 5.875%,  8/15/2027
a
1,242,135
226,000 10.000%,  2/15/2031
a
217,949
FiberCop SPA
630,000 6.000%,  9/30/2034
a
595,065
Frontier Communications
Holdings, LLC
427,000 5.875%,  10/15/2027
a
427,077
Gray Media, Inc.
154,000 10.500%,  7/15/2029
a,f
166,659
177,000 7.250%,  8/15/2033
a
176,069
Iliad Holding SASU
476,000 8.500%,  4/15/2031
a
510,596
254,000 7.000%,  4/15/2032
a
260,703
LCPR Senior Secured Financing
DAC
572,000 6.750%,  10/15/2027
a
439,010
Level 3 Financing, Inc.
94,000 3.625%,  1/15/2029
a
79,900
189,000 4.875%,  6/15/2029
a
177,188
161,192 11.000%,  11/15/2029
a
182,755
89,000 10.750%,  12/15/2030
a
100,236
218,000 4.000%,  4/15/2031
a,f
187,480
418,000 6.875%,  6/30/2033
a
423,582
Lumen Technologies, Inc.
104,562 4.125%,  4/15/2030
a
101,846
McGraw-Hill Education, Inc.
541,000 5.750%,  8/1/2028
a
538,865
Meta Platforms, Inc.
333,000 5.550%,  8/15/2064 323,070
Nexstar Media, Inc.
221,000 5.625%,  7/15/2027
a
220,571
282,000 4.750%,  11/1/2028
a,f
274,088

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Communications Services  3.8% - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 260,000 4.625%,  3/15/2030
a,f
$ 246,817
Paramount Global
351,000 6.375%,  3/30/2062
c
345,734
Rogers Communications, Inc.
205,000 5.250%,  3/15/2082
a,c
202,092
141,000 7.000%,  4/15/2055
c
144,154
351,000 7.125%,  4/15/2055
c
359,179
266,000 5.000%,  2/15/2029 269,401
Scripps Escrow II, Inc.
150,000 3.875%,  1/15/2029
a
133,166
Sinclair Television Group, Inc.
91,000 8.125%,  2/15/2033
a
92,821
Sirius XM Radio, LLC
510,000 4.000%,  7/15/2028
a
485,412
130,000 4.125%,  7/1/2030
a
118,590
305,000 3.875%,  9/1/2031
a
269,078
Snap, Inc., Convertible
78,000 0.750%,  8/1/2026 75,176
293,000 0.500%,  5/1/2030 256,522
SoftBank Corporation
500,000 5.332%,  7/9/2035
a
494,185
Sprint Capital Corporation
511,000 6.875%,  11/15/2028 546,308
220,000 8.750%,  3/15/2032 265,738
Take-Two Interactive Software, Inc.
172,000 5.600%,  6/12/2034 177,425
TEGNA, Inc.
566,000 4.625%,  3/15/2028 549,426
Telecom Italia Capital SA
92,000 6.000%,  9/30/2034
f
91,225
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
a
592,447
TELUS Corporation
561,000 6.625%,  10/15/2055
c
568,104
T-Mobile USA, Inc.
160,000 5.500%,  1/15/2055 150,837
344,000 5.250%,  6/15/2055 312,657
338,000 3.375%,  4/15/2029 324,508
240,000 5.125%,  5/15/2032 243,488
Uniti Group, Inc., Convertible
225,000 7.500%,  12/1/2027 261,900
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
60,000 10.500%,  2/15/2028
a
63,413
557,000 4.750%,  4/15/2028
a
539,797
Univision Communications, Inc.
74,000 8.000%,  8/15/2028
a
76,021
684,000 4.500%,  5/1/2029
a
632,888
270,000 7.375%,  6/30/2030
a
268,518
179,000 8.500%,  7/31/2031
a
181,787
Verizon Communications, Inc.
207,000 5.500%,  2/23/2054
f
198,940
296,000 2.355%,  3/15/2032 254,475
230,000 4.780%,  2/15/2035 222,936
383,000 5.250%,  4/2/2035 384,542
524,000 5.401%,  7/2/2037
a
523,612
Viasat, Inc.
188,000 5.625%,  4/15/2027
a
187,092
Principal
Amount Long-Term Fixed Income  83.0% Value
Communications Services  3.8% - continued
Virgin Media Finance plc
$ 214,000 5.000%,  7/15/2030
a
$ 192,907
Virgin Media Secured Finance plc
460,000 5.500%,  5/15/2029
a
449,673
Virgin Media Vendor Financing
Notes IV DAC
230,000 5.000%,  7/15/2028
a
223,052
VMED O2 UK Financing I plc
192,000 7.750%,  4/15/2032
a
200,007
Vodafone Group plc
193,000 4.125%,  6/4/2081
c
177,738
270,000 5.125%,  6/4/2081
c
208,191
175,000 5.875%,  6/28/2064 168,440
352,000 7.000%,  4/4/2079
c
367,838
VZ Secured Financing BV
388,000 5.000%,  1/15/2032
a
341,224
Warnermedia Holdings, Inc.
892,000 4.054%,  3/15/2029 837,535
506,000 4.279%,  3/15/2032
f
424,908
621,000 5.050%,  3/15/2042 415,107
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
245,000 8.250%,  10/1/2031
a
256,488
Zegona Finance plc
170,000 8.625%,  7/15/2029
a
180,965
Ziggo BV
198,000 4.875%,  1/15/2030
a
182,907
Total 34,311,247
Consumer Cyclical  5.1%
1011778 B.C., ULC/New Red
Finance, Inc.
127,000 3.875%,  1/15/2028
a
122,497
281,000 4.375%,  1/15/2028
a
274,590
190,000 6.125%,  6/15/2029
a
194,194
328,000 5.625%,  9/15/2029
a
329,957
Adient Global Holdings, Ltd.
123,000 8.250%,  4/15/2031
a,f
128,570
188,000 7.500%,  2/15/2033
a
191,715
ADT Security Corporation
149,000 4.125%,  8/1/2029
a
142,538
446,000 4.875%,  7/15/2032
a
423,842
Advance Auto Parts, Inc.
278,000 7.000%,  8/1/2030
a,b
279,415
271,000 7.375%,  8/1/2033
a,b
272,453
Alimentation Couche-Tard, Inc.
279,000 5.617%,  2/12/2054
a
265,452
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
893,000 4.625%,  6/1/2028
a
866,310
30,000 4.625%,  6/1/2028
a
29,187
Allison Transmission, Inc.
142,000 3.750%,  1/30/2031
a
129,779
Amazon.com, Inc.
147,000 1.500%,  6/3/2030 129,681
164,000 4.700%,  12/1/2032 166,521
American Axle & Manufacturing,
Inc.
516,000 5.000%,  10/1/2029
f
468,186

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Consumer Cyclical  5.1% - continued
American Honda Finance
Corporation
$ 241,000 4.900%,  1/10/2034
f
$ 238,072
Asbury Automotive Group, Inc.
313,000 5.000%,  2/15/2032
a
296,067
Ashton Woods USA, LLC/Ashton
Woods Finance Company
310,000 4.625%,  8/1/2029
a
292,896
Aston Martin Capital Holdings, Ltd.
320,000 10.000%,  3/31/2029
a
305,202
Bath & Body Works, Inc.
148,000 6.950%,  3/1/2033 152,153
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
233,000 9.500%,  7/1/2032
a
240,103
Beach Acquisition Bidco, LLC
262,000 10.000%,  7/15/2033
a
273,155
Belron UK Finance plc
355,000 5.750%,  10/15/2029
a
358,332
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 128,994
Boyd Gaming Corporation
297,000 4.750%,  6/15/2031
a
282,891
Boyne USA, Inc.
297,000 4.750%,  5/15/2029
a
287,810
Brightstar Lottery plc
482,000 5.250%,  1/15/2029
a
478,323
Brinker International, Inc.
186,000 8.250%,  7/15/2030
a
197,304
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
481,000 4.875%,  2/15/2030
a
437,383
Burlington Stores, Inc., Convertible
133,000 1.250%,  12/15/2027 190,722
Caesars Entertainment, Inc.
819,000 4.625%,  10/15/2029
a,f
773,983
220,000 6.500%,  2/15/2032
a
224,360
201,000 6.000%,  10/15/2032
a,f
194,002
Carnival Corporation
44,000 5.750%,  3/1/2027
a
44,439
114,000 6.000%,  5/1/2029
a
115,011
619,000 5.750%,  8/1/2032
a
623,191
140,000 6.125%,  2/15/2033
a
142,484
Carnival Corporation, Convertible
257,000 5.750%,  12/1/2027 593,413
Carvana Company
73,050
9.000%,PIK 0.000%,
12/1/2028
a,h
74,726
211,000 11.000%,  6/1/2030
a
220,699
204,000 9.000%,  6/1/2031
a
242,591
Churchill Downs, Inc.
157,000 4.750%,  1/15/2028
a
154,846
223,000 6.750%,  5/1/2031
a
227,689
Clarios Global, LP/Clarios US
Finance Company, Inc.
57,000 6.750%,  5/15/2028
a
58,279
Cracker Barrel Old Country Store,
Inc., Convertible
38,000 0.625%,  6/15/2026 36,290
50,000 1.750%,  9/15/2030
a
53,944
Cushman & Wakefield US
Borrower, LLC
90,000 6.750%,  5/15/2028
a
90,683
Principal
Amount Long-Term Fixed Income  83.0% Value
Consumer Cyclical  5.1% - continued
Daimler Trucks Finance North
America, LLC
$ 150,000 5.400%,  9/20/2028
a
$ 153,540
Dana, Inc.
267,000 4.500%,  2/15/2032
f
260,549
DraftKings Holdings, Inc.,
Convertible
631,000 Zero Coupon,  3/15/2028 572,052
eG Global Finance plc
90,000 12.000%,  11/30/2028
a
99,442
Expedia Group, Inc.
512,000 5.400%,  2/15/2035 515,625
Expedia Group, Inc., Convertible
168,000 Zero Coupon,  2/15/2026 165,745
EZCORP, Inc., Convertible
108,000 3.750%,  12/15/2029
a
158,799
Flutter Treasury DAC
209,000 5.875%,  6/4/2031
a,b
210,378
Ford Motor Company, Convertible
324,000 Zero Coupon,  3/15/2026 322,056
Ford Motor Credit Company, LLC
266,000 5.850%,  5/17/2027 267,823
255,000 2.900%,  2/10/2029 232,129
275,000 7.122%,  11/7/2033 285,944
Forestar Group, Inc.
331,000 6.500%,  3/15/2033
a
332,288
FORVIA SE
300,000 8.000%,  6/15/2030
a,f
312,472
Gap, Inc.
130,000 3.625%,  10/1/2029
a
119,964
118,000 3.875%,  10/1/2031
a
104,862
Garrett Motion Holdings, Inc./
Garrett LX I SARL
256,000 7.750%,  5/31/2032
a
265,669
General Motors Company
395,000 5.350%,  4/15/2028 401,413
General Motors Financial
Company, Inc.
250,000 5.800%,  6/23/2028 257,072
204,000 5.800%,  1/7/2029 210,323
412,000 4.900%,  10/6/2029 411,336
160,000 5.700%,  9/30/2030
c,i
156,093
121,000 5.750%,  2/8/2031 124,456
184,000 5.625%,  4/4/2032 186,895
306,000 5.950%,  4/4/2034 311,016
Genting New York, LLC/GENNY
Capital, Inc.
296,000 7.250%,  10/1/2029
a
304,753
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
188,000 11.500%,  8/15/2029
a
186,606
150,000 8.750%,  1/15/2032
a
132,822
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
180,000 3.500%,  3/1/2029
a
168,947
Goodyear Tire & Rubber Company
180,000 4.875%,  3/15/2027 179,225
185,000 5.000%,  7/15/2029
f
179,471
Group 1 Automotive, Inc.
110,000 6.375%,  1/15/2030
a
112,042
Hanesbrands, Inc.
177,000 9.000%,  2/15/2031
a,f
186,294

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Consumer Cyclical  5.1% - continued
Harley-Davidson Financial
Services, Inc.
$ 264,000 5.950%,  6/11/2029
a
$ 269,240
Hilton Domestic Operating
Company, Inc.
513,000 4.875%,  1/15/2030 505,957
90,000 4.000%,  5/1/2031
a
83,977
519,000 3.625%,  2/15/2032
a
467,944
185,000 5.750%,  9/15/2033
a
185,176
Home Depot, Inc.
181,000 5.300%,  6/25/2054 172,428
181,000 5.400%,  6/25/2064 172,734
208,000 3.250%,  4/15/2032 191,896
Hyundai Capital America
115,000 5.500%,  3/30/2026
a
115,642
221,000 3.000%,  2/10/2027
a
215,428
166,000 6.500%,  1/16/2029
a
174,945
Hyundai Capital Services, Inc.
200,000 5.125%,  2/5/2027
a,f
201,244
Jacobs Entertainment, Inc.
385,000 6.750%,  2/15/2029
a
375,375
K Hovnanian Enterprises, Inc.
246,000 11.750%,  9/30/2029
a
266,366
KB Home
440,000 4.800%,  11/15/2029 429,974
L Brands, Inc.
369,000 6.625%,  10/1/2030
a
377,705
248,000 6.875%,  11/1/2035 255,188
Las Vegas Sands Corporation
150,000 5.900%,  6/1/2027 152,503
164,000 5.625%,  6/15/2028 166,610
Lennar Corporation
411,000 5.200%,  7/30/2030 418,705
Life Time, Inc.
263,000 6.000%,  11/15/2031
a
264,941
Light & Wonder International, Inc.
165,000 7.250%,  11/15/2029
a
169,438
Lithia Motors, Inc.
189,000 4.625%,  12/15/2027
a
186,068
Live Nation Entertainment, Inc.
201,000 4.750%,  10/15/2027
a
197,893
Live Nation Entertainment, Inc.,
Convertible
206,000 3.125%,  1/15/2029 309,474
265,000 2.875%,  1/15/2030
a
284,345
Lowe's Companies, Inc.
82,000 4.500%,  4/15/2030 82,204
Macy's Retail Holdings, LLC
179,000 6.125%,  3/15/2032
a,f
171,387
92,000 7.375%,  8/1/2033
a
92,350
Marriott International, Inc./MD
165,000 4.900%,  4/15/2029 167,059
282,000 5.100%,  4/15/2032 285,314
Marriott Vacations Worldwide
Corporation, Convertible
118,000 Zero Coupon,  1/15/2026 114,318
218,000 3.250%,  12/15/2027 205,247
Match Group Holdings II, LLC
392,000 4.125%,  8/1/2030
a
365,588
Mattamy Group Corporation
411,000 5.250%,  12/15/2027
a
408,046
McDonald's Corporation
152,000 4.950%,  8/14/2033 154,263
Principal
Amount Long-Term Fixed Income  83.0% Value
Consumer Cyclical  5.1% - continued
Melco Resorts Finance, Ltd.
$ 498,000 5.375%,  12/4/2029
a
$ 474,878
460,000 7.625%,  4/17/2032
a
472,801
Meritage Homes Corporation
357,000 5.650%,  3/15/2035 355,593
Meritage Homes Corporation,
Convertible
135,000 1.750%,  5/15/2028 133,479
MGM Resorts International
361,000 6.125%,  9/15/2029 365,949
Michaels Companies, Inc.
128,000 5.250%,  5/1/2028
a
101,501
Muvico, LLC
147,000
9.000%,PIK 6.000%,
2/19/2029
a,h
158,365
NCL Corporation, Ltd.
35,000 5.875%,  3/15/2026
a
35,063
431,000 5.875%,  2/15/2027
a
432,277
598,000 6.750%,  2/1/2032
a
614,218
New Home Company, Inc.
186,000 8.500%,  11/1/2030
a
189,901
Nissan Motor Company, Ltd.
547,000 7.500%,  7/17/2030
a
564,335
367,000 4.810%,  9/17/2030
a
337,288
Phinia, Inc.
271,000 6.625%,  10/15/2032
a
276,064
Rakuten Group, Inc.
269,000 11.250%,  2/15/2027
a
291,529
310,000 9.750%,  4/15/2029
a
339,424
250,000 8.125%,  12/15/2029
a,c,i
248,078
Raven Acquisition Holdings, LLC
344,000 6.875%,  11/15/2031
a
347,449
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
160,000 4.625%,  4/16/2029
a
142,311
S&S Holdings, LLC
408,000 8.375%,  10/1/2031
a
390,904
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
5,000 6.625%,  3/1/2030
a
4,817
SeaWorld Parks and
Entertainment, Inc.
432,000 5.250%,  8/15/2029
a
420,488
Service Corporation International/
US
180,000 3.375%,  8/15/2030 164,029
127,000 4.000%,  5/15/2031 117,810
286,000 5.750%,  10/15/2032 286,678
Six Flags Entertainment
Corporation
90,000 7.250%,  5/15/2031
a,f
91,726
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
90,000 5.375%,  4/15/2027 89,883
497,000 5.250%,  7/15/2029 482,950
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
90,000 6.625%,  5/1/2032
a
91,648
Sonic Automotive, Inc.
375,000 4.875%,  11/15/2031
a
353,433

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Consumer Cyclical  5.1% - continued
Staples, Inc.
$ 201,000 10.750%,  9/1/2029
a
$ 188,470
Station Casinos, LLC
246,000 4.625%,  12/1/2031
a
230,214
Stellantis Finance US, Inc.
431,000 5.750%,  3/18/2030
a
431,830
200,000 6.450%,  3/18/2035
a
200,167
Tenneco, Inc.
386,000 8.000%,  11/17/2028
a
383,123
Toyota Motor Credit Corporation
427,000 4.800%,  5/15/2030 433,123
162,000 5.550%,  11/20/2030 169,903
175,000 4.800%,  1/5/2034 174,685
Tractor Supply Company
151,000 5.250%,  5/15/2033 153,322
Uber Technologies, Inc.
255,000 5.350%,  9/15/2054 238,212
315,000 4.800%,  9/15/2034 309,402
Uber Technologies, Inc.,
Convertible
148,000 Zero Coupon,  12/15/2025 167,758
129,000 Zero Coupon,  5/15/2028
a
143,503
201,000 0.875%,  12/1/2028 274,264
Vail Resorts, Inc.
130,000 5.625%,  7/15/2030
a
130,715
VICI Properties, LP/VICI Note
Company, Inc.
496,000 5.750%,  2/1/2027
a
501,280
Victoria's Secret & Company
539,000 4.625%,  7/15/2029
a,f
501,599
Victra Holdings, LLC/Victra
Finance Corporation
238,000 8.750%,  9/15/2029
a,f
249,432
Viking Cruises, Ltd.
703,000 5.875%,  9/15/2027
a
702,546
Walgreens Boots Alliance, Inc.
121,000 4.100%,  4/15/2050 103,604
218,000 3.200%,  4/15/2030 211,599
Walmart, Inc.
250,000 4.900%,  4/28/2035 251,642
Wayfair, LLC
123,000 7.250%,  10/31/2029
a
125,151
283,000 7.750%,  9/15/2030
a,f
290,045
Wyndham Hotels & Resorts, Inc.
282,000 4.375%,  8/15/2028
a
273,657
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
a
149,836
165,000 7.125%,  2/15/2031
a
175,495
Yum! Brands, Inc.
536,000 4.750%,  1/15/2030
a
528,292
ZF North America Capital, Inc.
303,000 7.125%,  4/14/2030
a
293,698
188,000 6.750%,  4/23/2030
a
178,903
Total 45,530,336
Consumer Non-Cyclical  5.0%
1261229 B.C., Ltd.
347,000 10.000%,  4/15/2032
a
353,277
AbbVie, Inc.
406,000 5.500%,  3/15/2064 390,837
607,000 4.500%,  5/14/2035 583,204
247,000 5.350%,  3/15/2044 241,277
Principal
Amount Long-Term Fixed Income  83.0% Value
Consumer Non-Cyclical  5.0% - continued
Acadia Healthcare Company, Inc.
$ 270,000 5.000%,  4/15/2029
a
$ 260,898
224,000 7.375%,  3/15/2033
a,f
230,630
AdaptHealth, LLC
750,000 4.625%,  8/1/2029
a
702,783
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
331,000 4.625%,  1/15/2027
a
328,317
601,000 3.500%,  3/15/2029
a
566,778
76,000 6.250%,  3/15/2033
a
77,465
Altria Group, Inc.
166,000 6.200%,  11/1/2028 174,032
Amgen, Inc.
247,000 5.150%,  3/2/2028 251,529
Amneal Pharmaceuticals, LLC
92,000 6.875%,  8/1/2032
a,b
93,378
Anheuser-Busch InBev Worldwide,
Inc.
487,000 5.000%,  6/15/2034 493,879
1,107,000 5.450%,  1/23/2039 1,120,975
AstraZeneca Finance, LLC
258,000 5.000%,  2/26/2034 261,473
BAT Capital Corporation
376,000 6.250%,  8/15/2055 379,862
202,000 6.343%,  8/2/2030 216,553
141,000 7.750%,  10/19/2032 162,496
Bausch + Lomb Corporation
106,000 8.375%,  10/1/2028
a,f
110,516
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 166,297
221,000 2.823%,  5/20/2030 204,213
BellRing Brands, Inc.
149,000 7.000%,  3/15/2030
a
154,575
BioMarin Pharmaceutical, Inc.,
Convertible
223,000 1.250%,  5/15/2027 210,406
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 199,759
Bristol-Myers Squibb Company
331,000 5.550%,  2/22/2054 320,163
166,000 5.750%,  2/1/2031 176,107
82,000 5.900%,  11/15/2033 87,650
Bunge, Ltd. Finance Corporation
324,000 3.200%,  4/21/2031
a
297,859
99,000 4.650%,  9/17/2034 95,560
Cargill, Inc.
288,000 2.125%,  11/10/2031
a
248,783
672,000 5.125%,  2/11/2035
a
676,126
Cencora, Inc.
334,000 5.150%,  2/15/2035 334,868
Central Garden & Pet Company
244,000 4.125%,  10/15/2030
f
229,299
Champ Acquisition Corporation
323,000 8.375%,  12/1/2031
a
341,716
Chefs' Warehouse, Inc.,
Convertible
230,000 2.375%,  12/15/2028 375,130
CHS/Community Health Systems,
Inc.
482,000 5.625%,  3/15/2027
a
482,759
267,000 6.000%,  1/15/2029
a
253,789
186,000 6.875%,  4/15/2029
a,f
144,615

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Consumer Non-Cyclical  5.0% - continued
$ 257,000 10.875%,  1/15/2032
a
$ 269,434
379,000 9.750%,  1/15/2034
a,b
381,421
Cigna Group
167,000 5.600%,  2/15/2054 157,686
213,000 2.400%,  3/15/2030 193,941
Coca-Cola Company
161,000 5.300%,  5/13/2054 155,912
Conagra Brands, Inc.
497,000 5.750%,  8/1/2035 498,176
Concentra Health Services, Inc.
163,000 6.875%,  7/15/2032
a
167,481
Constellation Brands, Inc.
163,000 4.800%,  1/15/2029 164,250
295,000 3.150%,  8/1/2029 279,914
110,000 4.900%,  5/1/2033 109,026
CVS Health Corporation
257,000 7.000%,  3/10/2055
c
264,412
318,000 6.050%,  6/1/2054 310,814
531,000 6.750%,  12/10/2054
c
531,440
168,000 5.000%,  2/20/2026 168,145
115,000 4.300%,  3/25/2028 114,231
488,000 4.780%,  3/25/2038 445,927
515,000 6.000%,  6/1/2044 507,239
DaVita, Inc.
206,000 3.750%,  2/15/2031
a
186,813
319,000 6.875%,  9/1/2032
a
327,975
186,000 6.750%,  7/15/2033
a
191,820
Edgewell Personal Care Company
431,000 5.500%,  6/1/2028
a
427,759
Eli Lilly & Company
328,000 5.000%,  2/9/2054 302,777
216,000 5.500%,  2/12/2055 214,981
310,000 4.700%,  2/27/2033 311,479
Embecta Corporation
175,000 6.750%,  2/15/2030
a
167,237
Encompass Health Corporation
280,000 4.500%,  2/1/2028 275,304
Endo Finance Holdings, Inc.
179,000 8.500%,  4/15/2031
a,f
190,426
Energizer Holdings, Inc.
195,000 4.750%,  6/15/2028
a
189,436
475,000 4.375%,  3/31/2029
a
450,324
Envista Holdings Corporation,
Convertible
75,000 1.750%,  8/15/2028 69,469
Fortrea Holdings, Inc.
61,000 7.500%,  7/1/2030
a,f
55,772
General Mills, Inc.
62,000 4.950%,  3/29/2033 61,836
Gilead Sciences, Inc.
160,000 5.250%,  10/15/2033 164,872
Grifols SA
170,000 4.750%,  10/15/2028
a
163,762
HCA, Inc.
171,000 5.950%,  9/15/2054 164,949
414,000 5.250%,  3/1/2030 422,906
390,000 5.750%,  3/1/2035 399,396
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
282,000 7.875%,  9/1/2025
a,f
282,705
HLF Financing SARL, LLC/
Herbalife International, Inc.
191,000 12.250%,  4/15/2029
a
206,987
Principal
Amount Long-Term Fixed Income  83.0% Value
Consumer Non-Cyclical  5.0% - continued
$ 206,000 4.875%,  6/1/2029
a
$ 171,674
Insulet Corporation
112,000 6.500%,  4/1/2033
a
115,127
Integer Holdings Corporation,
Convertible
143,000 2.125%,  2/15/2028 193,550
287,000 1.875%,  3/15/2030
a
280,686
IQVIA, Inc.
372,000 6.250%,  6/1/2032
a
381,469
Jazz Investments I, Ltd.,
Convertible
260,000 2.000%,  6/15/2026 266,240
267,000 3.125%,  9/15/2030
a
294,367
Jazz Securities DAC
223,000 4.375%,  1/15/2029
a
215,725
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
173,000 3.625%,  1/15/2032 158,218
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
446,000 6.375%,  4/15/2066
a
439,582
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
342,000 5.950%,  4/20/2035
a
352,890
Johnson & Johnson
322,000 5.250%,  6/1/2054 317,444
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
344,000 9.000%,  2/15/2029
a
359,002
Kenvue, Inc.
509,000 4.850%,  5/22/2032 512,850
Keurig Dr Pepper, Inc.
272,000 3.200%,  5/1/2030 255,401
344,000 5.300%,  3/15/2034 351,607
Kraft Heinz Foods Company
152,000 6.750%,  3/15/2032 165,295
429,000 5.400%,  3/15/2035
f
427,344
Kroger Company
121,000 4.500%,  1/15/2029 121,716
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
a
167,432
190,000 4.375%,  1/31/2032
a
177,529
LCI Industries, Convertible
229,000 3.000%,  3/1/2030
a,f
236,156
LifePoint Health, Inc.
172,000 9.875%,  8/15/2030
a
185,379
216,000 11.000%,  10/15/2030
a
237,405
136,000 10.000%,  6/1/2032
a
141,186
L'Oreal SA
200,000 5.000%,  5/20/2035
a
201,732
Mars, Inc.
67,000 5.650%,  5/1/2045
a
66,540
Mattel, Inc.
415,000 3.375%,  4/1/2026
a
409,398
Medline Borrower, LP/Medline Co-
Issuer, Inc.
218,000 6.250%,  4/1/2029
a
222,282
Medtronic Global Holdings SCA
160,000 4.500%,  3/30/2033 157,860

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Consumer Non-Cyclical  5.0% - continued
Mozart Debt Merger Sub, Inc.
$ 490,000 3.875%,  4/1/2029
a
$ 467,301
585,000 5.250%,  10/1/2029
a
573,570
Nestle Capital Corporation
200,000 5.100%,  3/12/2054
a
187,953
Newell Brands, Inc.
186,000 6.375%,  9/15/2027 187,455
185,000 6.625%,  9/15/2029 184,179
112,000 6.375%,  5/15/2030
f
108,532
Novartis Capital Corporation
429,000 4.700%,  9/18/2054 380,148
Organon & Company/Organon
Foreign Debt Co-Issuer BV
491,000 5.125%,  4/30/2031
a,f
424,772
Owens & Minor, Inc.
186,000 6.625%,  4/1/2030
a,f
167,493
PepsiCo, Inc.
351,000 5.250%,  7/17/2054 337,651
Performance Food Group, Inc.
396,000 4.250%,  8/1/2029
a
380,728
254,000 6.125%,  9/15/2032
a
257,934
Perrigo Finance Unlimited
Company
302,000 4.900%,  6/15/2030 294,479
167,000 6.125%,  9/30/2032 168,748
Philip Morris International, Inc.
322,000 4.875%,  2/15/2028 325,989
141,000 5.625%,  11/17/2029 147,138
174,000 5.125%,  2/13/2031 177,685
141,000 5.750%,  11/17/2032 147,993
256,000 5.250%,  2/13/2034 259,191
214,000 4.900%,  11/1/2034 211,179
Post Holdings, Inc.
270,000 4.625%,  4/15/2030
a
257,905
425,000 4.500%,  9/15/2031
a
392,834
249,000 6.250%,  10/15/2034
a
249,312
Post Holdings, Inc., Convertible
454,000 2.500%,  8/15/2027 512,430
Prime Healthcare Services, Inc.
527,000 9.375%,  9/1/2029
a
523,706
Radiology Partners, Inc.
372,000 8.500%,  7/15/2032
a
375,873
Roche Holdings, Inc.
250,000 5.218%,  3/8/2054
a
239,986
200,000 2.076%,  12/13/2031
a
172,855
Royalty Pharma plc
343,000 1.200%,  9/2/2025 341,823
238,000 5.150%,  9/2/2029 242,375
Select Medical Corporation
169,000 6.250%,  12/1/2032
a,f
168,563
Simmons Foods, Inc.
523,000 4.625%,  3/1/2029
a
494,924
Sotera Health Holdings, LLC
192,000 7.375%,  6/1/2031
a
198,619
Spectrum Brands, Inc.,
Convertible
256,000 3.375%,  6/1/2029 231,296
Star Parent, Inc.
170,000 9.000%,  10/1/2030
a
178,772
Stryker Corporation
333,000 5.200%,  2/10/2035 338,178
Sysco Corporation
128,000 5.950%,  4/1/2030 134,898
Principal
Amount Long-Term Fixed Income  83.0% Value
Consumer Non-Cyclical  5.0% - continued
Takeda Pharmaceutical Company,
Ltd.
$ 280,000 5.650%,  7/5/2054 $ 271,365
297,000 5.000%,  11/26/2028 301,242
200,000 5.650%,  7/5/2044 197,883
Takeda US Financing, Inc.
300,000 5.200%,  7/7/2035 298,875
Tenet Healthcare Corporation
920,000 5.125%,  11/1/2027 916,277
545,000 4.375%,  1/15/2030 523,985
404,000 6.750%,  5/15/2031 415,696
Unilever Capital Corporation
225,000 5.000%,  12/8/2033 229,780
US Acute Care Solutions, LLC
344,000 9.750%,  5/15/2029
a
351,472
Whirlpool Corporation
100,000 6.500%,  6/15/2033 98,538
Winnebago Industries, Inc.,
Convertible
264,000 3.250%,  1/15/2030 229,020
Wyeth, LLC
382,000 6.500%,  2/1/2034 424,218
Zoetis, Inc.
236,000 5.600%,  11/16/2032 248,378
Total 44,482,549
Energy  4.0%
Aethon United BR, LP/Aethon
United Finance Corporation
84,000 7.500%,  10/1/2029
a
88,010
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
363,000 5.375%,  6/15/2029
a
359,948
APA Corporation
239,000 4.375%,  10/15/2028
a
229,664
Archrock Partners, LP/Archrock
Partners Finance Corporation
266,000 6.250%,  4/1/2028
a
265,985
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
183,000 5.875%,  6/30/2029
a
182,345
186,000 6.625%,  7/15/2033
a
188,577
Baytex Energy Corporation
271,000 8.500%,  4/30/2030
a
275,781
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
294,000 7.000%,  7/15/2029
a
304,878
BP Capital Markets America, Inc.
531,000 4.234%,  11/6/2028 529,320
259,000 4.812%,  2/13/2033 258,176
500,000 5.227%,  11/17/2034 505,931
BP Capital Markets plc
191,000 4.875%,  3/22/2030
c,i
187,888
301,000 6.450%,  12/1/2033
c,i
311,692
Buckeye Partners, LP
254,000 4.500%,  3/1/2028
a
247,941
173,000 6.875%,  7/1/2029
a
178,085
California Resources Corporation
220,000 8.250%,  6/15/2029
a
225,992
Cheniere Energy Partners, LP
146,000 4.500%,  10/1/2029 144,416
146,000 3.250%,  1/31/2032 131,245

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Energy  4.0% - continued
$ 259,000 5.950%,  6/30/2033 $ 270,352
Cheniere Energy, Inc.
158,000 5.650%,  4/15/2034 160,719
Civitas Resources, Inc.
114,000 8.375%,  7/1/2028
a
117,229
501,000 8.750%,  7/1/2031
a
507,182
280,000 9.625%,  6/15/2033
a
288,002
CNX Resources Corporation
215,000 6.000%,  1/15/2029
a
214,884
CNX Resources Corporation,
Convertible
162,000 2.250%,  5/1/2026 382,563
Columbia Pipelines Holding
Company, LLC
167,000 6.055%,  8/15/2026
a
168,773
317,000 6.042%,  8/15/2028
a
329,471
Comstock Resources, Inc.
252,000 6.750%,  3/1/2029
a
247,533
439,000 5.875%,  1/15/2030
a
414,409
ConocoPhillips Company
500,000 4.850%,  1/15/2032 503,364
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
216,000 5.500%,  6/15/2031
a
211,014
Crescent Energy Finance, LLC
446,000 7.625%,  4/1/2032
a
435,835
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
402,000 8.625%,  3/15/2029
a
418,365
186,000 7.375%,  6/30/2033
a
183,867
Diamond Foreign Asset Company/
Diamond Finance, LLC
141,000 8.500%,  10/1/2030
a
146,956
Diamondback Energy, Inc.
381,000 5.750%,  4/18/2054 353,869
Eastern Energy Gas Holdings, LLC
512,000 5.800%,  1/15/2035 531,060
Enbridge, Inc.
285,000 7.375%,  1/15/2083
c
293,501
290,000 7.625%,  1/15/2083
c
307,818
244,000 5.950%,  4/5/2054 241,691
78,000 5.700%,  3/8/2033 80,797
Enerflex, Ltd.
142,000 9.000%,  10/15/2027
a
146,227
Energy Transfer, LP
161,000 5.950%,  5/15/2054 152,181
564,000 8.000%,  5/15/2054
c
600,821
161,000 6.050%,  9/1/2054 154,485
169,000 4.400%,  3/15/2027 168,446
64,000 7.125%,  5/15/2030
c,i
65,525
169,000 6.400%,  12/1/2030 181,353
Enterprise Products Operating,
LLC
264,000 5.550%,  2/16/2055 252,671
215,000
7.573%,  (TSFR3M +
3.248%), 8/16/2077
c
214,295
Excelerate Energy, LP
119,000 8.000%,  5/15/2030
a
124,575
Genesis Energy LP/Genesis
Energy Finance Corporation
293,000 8.875%,  4/15/2030 310,166
439,000 7.875%,  5/15/2032 454,015
Principal
Amount Long-Term Fixed Income  83.0% Value
Energy  4.0% - continued
Gulfport Energy Operating
Corporation
$ 128,000 6.750%,  9/1/2029
a
$ 130,081
Harvest Midstream I, LP
431,000 7.500%,  9/1/2028
a
436,246
Hess Midstream Operations, LP
405,000 4.250%,  2/15/2030
a
391,873
Hilcorp Energy I, LP/Hilcorp
Finance Company
286,000 5.750%,  2/1/2029
a
280,934
180,000 6.000%,  4/15/2030
a
177,002
610,000 6.250%,  4/15/2032
a
585,588
Howard Midstream Energy
Partners, LLC
486,000 7.375%,  7/15/2032
a
502,486
ITT Holdings, LLC
530,000 6.500%,  8/1/2029
a
504,830
Kinder Morgan, Inc.
348,000 5.950%,  8/1/2054 339,441
Kodiak Gas Services, LLC
222,000 7.250%,  2/15/2029
a
227,359
MEG Energy Corporation
197,000 5.875%,  2/1/2029
a
197,025
MPLX, LP
370,000 1.750%,  3/1/2026 363,764
82,000 5.000%,  3/1/2033 80,753
130,000 5.500%,  6/1/2034 130,134
Nabors Industries, Inc.
180,000 7.375%,  5/15/2027
a
181,666
459,000 9.125%,  1/31/2030
a
454,289
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
147,000 8.125%,  2/15/2029
a
145,468
378,000 8.375%,  2/15/2032
a
369,760
Noble Finance II, LLC
179,000 8.000%,  4/15/2030
a
182,574
Northern Oil and Gas, Inc.
272,000 8.750%,  6/15/2031
a
279,448
Northern Oil and Gas, Inc.,
Convertible
386,000 3.625%,  4/15/2029 400,089
NuStar Logistics, LP
359,000 6.375%,  10/1/2030 369,840
Occidental Petroleum Corporation
204,000 5.000%,  8/1/2027 205,467
330,000 8.875%,  7/15/2030 376,111
ONEOK, Inc.
344,000 5.700%,  11/1/2054 315,910
157,000 5.650%,  11/1/2028 161,960
246,000 4.750%,  10/15/2031 243,678
Ovintiv, Inc.
354,000 7.200%,  11/1/2031 384,997
PBF Holding Company, LLC/PBF
Finance Corporation
281,000 6.000%,  2/15/2028 270,423
103,000 7.875%,  9/15/2030
a
93,940
Permian Resources Operating,
LLC
384,000 6.250%,  2/1/2033
a
386,284
Permian Resources Operating,
LLC, Convertible
73,000 3.250%,  4/1/2028 182,896

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Energy  4.0% - continued
Pioneer Natural Resources
Company
$ 184,000 1.900%,  8/15/2030 $ 162,947
Plains All American Pipeline, LP/
PAA Finance Corporation
314,000 4.650%,  10/15/2025 313,903
Prairie Acquiror, LP
295,000 9.000%,  8/1/2029
a
305,558
Precision Drilling Corporation
211,000 6.875%,  1/15/2029
a
210,865
Range Resources Corporation
299,000 4.750%,  2/15/2030
a
290,647
Rockies Express Pipeline, LLC
462,000 4.950%,  7/15/2029
a
452,974
Saturn Oil & Gas, Inc.
108,000 9.625%,  6/15/2029
a
106,938
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
a
92,614
SM Energy Company
220,000 6.500%,  7/15/2028 221,365
127,000 7.000%,  8/1/2032
a
125,758
South Bow USA Infrastructure
Holdings, LLC
122,000 5.584%,  10/1/2034
a
120,429
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
180,000 5.875%,  3/1/2027 179,382
Sunoco, LP
541,000 7.000%,  5/1/2029
a
559,972
Sunoco, LP/Sunoco Finance
Corporation
246,000 5.875%,  3/15/2028 245,330
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
638,000 5.500%,  1/15/2028
a
632,271
269,000 7.375%,  2/15/2029
a
276,000
Talos Production, Inc.
102,000 9.000%,  2/1/2029
a
104,539
Targa Resources Corporation
298,000 6.125%,  5/15/2055 291,138
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 350,917
TGNR Intermediate Holdings, LLC
396,000 5.500%,  10/15/2029
a
385,750
Tidewater, Inc.
94,000 9.125%,  7/15/2030
a
98,587
TotalEnergies Capital SA
489,000 5.488%,  4/5/2054 468,478
TransCanada Trust
342,000 5.875%,  8/15/2076
c
341,288
Transocean, Inc.
425,600 8.750%,  2/15/2030
a
441,249
UGI Corporation, Convertible
103,000 5.000%,  6/1/2028 140,791
USA Compression Partners, LP/
USA Compression Finance
Corporation
315,000 7.125%,  3/15/2029
a
322,010
Valaris, Ltd.
377,000 8.375%,  4/30/2030
a
389,400
Principal
Amount Long-Term Fixed Income  83.0% Value
Energy  4.0% - continued
Var Energi ASA
$ 300,000 5.875%,  5/22/2030
a
$ 308,725
Venture Global LNG, Inc.
667,000 8.125%,  6/1/2028
a
690,554
328,000 9.000%,  9/30/2029
a,c,i
328,084
503,000 8.375%,  6/1/2031
a
520,282
360,000 9.875%,  2/1/2032
a
388,420
Venture Global Plaquemines LNG,
LLC
257,000 6.500%,  1/15/2034
a
264,389
186,000 7.750%,  5/1/2035
a
203,943
475,000 6.750%,  1/15/2036
a
488,635
Vital Energy, Inc.
268,000 7.750%,  7/31/2029
a
243,852
185,000 7.875%,  4/15/2032
a,f
162,377
Williams Companies, Inc.
370,000 4.900%,  3/15/2029 374,121
147,000 2.600%,  3/15/2031 131,352
195,000 5.600%,  3/15/2035 199,314
Total 35,537,352
Financials  12.1%
200 Park Funding Trust
249,000 5.740%,  2/15/2055
a
244,879
Acrisure, LLC/Acrisure Finance,
Inc.
127,000 4.250%,  2/15/2029
a
121,249
84,000 7.500%,  11/6/2030
a
86,779
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
160,000 6.950%,  3/10/2055
c
167,392
150,000 6.100%,  1/15/2027 152,848
243,000 5.750%,  6/6/2028 250,339
384,000 3.000%,  10/29/2028 365,446
412,000 5.375%,  12/15/2031 420,048
Agree, LP
163,000 5.625%,  6/15/2034 166,530
Air Lease Corporation
407,000 4.650%,  6/15/2026
c,i
402,042
147,000 3.125%,  12/1/2030 135,598
Aircastle, Ltd.
240,000 5.250%,  6/15/2026
a,c,i
238,339
147,000 2.850%,  1/26/2028
a
140,280
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
178,000 4.250%,  10/15/2027
a
174,264
431,000 6.750%,  4/15/2028
a
436,829
258,000 7.000%,  1/15/2031
a
265,294
Ally Financial, Inc.
469,000 4.700%,  5/15/2026
c,i
455,272
541,000 8.000%,  11/1/2031 611,182
280,000 6.700%,  2/14/2033
f
290,771
American Express Company
320,000 3.550%,  9/15/2026
c,i
312,762
320,000 6.338%,  10/30/2026
c
321,263
American Homes 4 Rent, LP
279,000 4.950%,  6/15/2030 280,819
American International Group, Inc.
317,000 5.125%,  3/27/2033 320,884
Americold Realty Operating
Partnership, LP
398,000 5.600%,  5/15/2032 398,351

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Financials  12.1% - continued
Ameriprise Financial, Inc.
$ 498,000 5.200%,  4/15/2035 $ 499,113
AmWINS Group, Inc.
147,000 6.375%,  2/15/2029
a
149,694
437,000 4.875%,  6/30/2029
a
424,452
Aon North America, Inc.
328,000 5.750%,  3/1/2054 319,506
Apollo Debt Solutions BDC
300,000 6.700%,  7/29/2031 312,401
Ares Capital Corporation
371,000 2.150%,  7/15/2026 362,170
194,000 5.875%,  3/1/2029 198,124
Ares Strategic Income Fund
661,000 5.450%,  9/9/2028
a
659,908
265,000 5.600%,  2/15/2030 264,047
Arthur J. Gallagher & Company
246,000 5.750%,  7/15/2054 237,983
Assurant, Inc.
239,000 6.100%,  2/27/2026 239,849
Aviation Capital Group, LLC
142,000 4.875%,  10/1/2025
a
141,769
Avolon Holdings Funding, Ltd.
321,000 5.750%,  3/1/2029
a
329,432
499,000 5.375%,  5/30/2030
a
507,710
Azorra Finance, Ltd.
469,000 7.750%,  4/15/2030
a
488,472
Banco Santander Mexico SA
300,000 5.621%,  12/10/2029
a
307,800
Banco Santander SA
82,000 4.750%,  11/12/2026
c,i
80,198
200,000 4.175%,  3/24/2028
c
198,578
200,000 6.921%,  8/8/2033 217,814
Bank of America Corporation
365,000 6.125%,  4/27/2027
c,i
368,167
185,000 1.734%,  7/22/2027
c
179,915
283,000 4.376%,  4/27/2028
c
282,404
442,000 3.593%,  7/21/2028
c
434,745
218,000 4.948%,  7/22/2028
c
219,936
370,000 5.819%,  9/15/2029
c
384,390
824,000 3.974%,  2/7/2030
c
810,554
526,000 5.162%,  1/24/2031
c,f
538,147
525,000 2.687%,  4/22/2032
c
470,760
216,000 2.572%,  10/20/2032
c
190,361
275,000 2.972%,  2/4/2033
c
246,188
241,000 5.468%,  1/23/2035
c
247,329
677,000 5.425%,  8/15/2035
c
678,221
140,000 3.846%,  3/8/2037
c
128,324
Bank of Montreal
250,000 6.875%,  11/26/2085
c
250,500
140,000 3.088%,  1/10/2037
c
121,907
Bank of New York Mellon
Corporation
165,000 6.317%,  10/25/2029
c
174,286
218,000 4.596%,  7/26/2030
c
219,378
165,000 6.474%,  10/25/2034
c
181,756
Barclays plc
262,000 6.125%,  12/15/2025
c,f,i
262,327
200,000 5.501%,  8/9/2028
c
203,440
223,000 4.972%,  5/16/2029
c
225,076
482,000 4.942%,  9/10/2030
c
485,407
200,000 6.224%,  5/9/2034
c
212,645
160,000 7.119%,  6/27/2034
c
175,258
Principal
Amount Long-Term Fixed Income  83.0% Value
Financials  12.1% - continued
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
$ 200,000 7.625%,  2/11/2035
a,c
$ 205,469
Belrose Funding Trust II
383,000 6.792%,  5/15/2055
a
391,861
BlackRock Funding, Inc.
162,000 5.250%,  3/14/2054 154,049
Blackstone Private Credit Fund
400,000 5.600%,  11/22/2029 402,983
Blue Owl Credit Income
Corporation
209,000 4.700%,  2/8/2027 207,399
Blue Owl Technology Finance
Corporation
73,000 4.750%,  12/15/2025
a
72,721
579,000 6.100%,  3/15/2028
a
582,345
80,000 6.750%,  4/4/2029 81,927
BNP Paribas SA
200,000 3.132%,  1/20/2033
a,c
178,848
200,000 7.450%,  6/27/2035
a,c,i
203,750
BPCE SA
250,000 5.876%,  1/14/2031
a,c
259,069
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 231,085
Brookfield Finance, Inc.
284,000 5.813%,  3/3/2055 280,101
Brown & Brown, Inc.
157,000 6.250%,  6/23/2055 160,865
163,000 5.550%,  6/23/2035 164,775
Burford Capital Global Finance,
LLC
427,000 9.250%,  7/1/2031
a
451,539
186,000 7.500%,  7/15/2033
a
187,209
Capital Automotive REIT
1,546,667
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
1,491,541
Capital One Financial Corporation
132,000 3.950%,  9/1/2026
c,f,i
128,785
206,000 3.273%,  3/1/2030
c
196,794
72,000 6.700%,  11/29/2032 78,694
Capital One NA
295,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
301,470
Capital Southwest Corporation,
Convertible
15,000 5.125%,  11/15/2029 15,028
Charles Schwab Corporation
324,000 0.900%,  3/11/2026 316,936
304,000 4.000%,  6/1/2026
c,i
299,670
158,000 6.136%,  8/24/2034
c
170,507
CHL Mortgage Pass-Through Trust
61,597
6.315%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
60,262
205,543
6.000%,  4/25/2037, Ser.
2007-3, Class A18 92,266
137,028
6.000%,  4/25/2037, Ser.
2007-3, Class A33 61,510
482,278
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 204,560
Citadel Securities Global Holdings,
LLC
250,000 6.200%,  6/18/2035
a
254,919

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Financials  12.1% - continued
Citadel, LP
$ 320,000 6.375%,  1/23/2032
a
$ 332,120
Citibank NA
575,000 4.914%,  5/29/2030 584,020
250,000 5.570%,  4/30/2034 259,922
Citigroup, Inc.
235,000 4.000%,  12/10/2025
c,i
233,431
320,000 3.875%,  2/18/2026
c,i
316,238
368,000 1.122%,  1/28/2027
c
361,467
974,000 1.462%,  6/9/2027
c
947,693
285,000 3.070%,  2/24/2028
c
278,276
145,000 7.375%,  5/15/2028
c,i
150,635
248,000 7.625%,  11/15/2028
c,i
258,712
589,000 4.075%,  4/23/2029
c
582,206
128,000 7.125%,  8/15/2029
c,i
130,913
151,000 6.950%,  2/15/2030
c,i
152,223
451,000 6.875%,  8/15/2030
c,i
454,834
596,000 4.952%,  5/7/2031
c
601,660
156,000 6.174%,  5/25/2034
c
163,139
225,000 7.000%,  8/15/2034
c,i
233,767
375,000 6.020%,  1/24/2036
c
384,312
Citizens Financial Group, Inc.
272,000 4.000%,  10/6/2026
c,i
264,381
195,000 5.718%,  7/23/2032
c
201,188
CNA Financial Corporation
341,000 5.125%,  2/15/2034 338,347
Coinbase Global, Inc., Convertible
218,000 0.500%,  6/1/2026
f
260,444
232,000 0.250%,  4/1/2030 319,473
Comerica, Inc.
92,000 5.982%,  1/30/2030
c
94,600
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
a
157,724
Constellation Insurance, Inc.
202,000 6.800%,  1/24/2030
a
199,233
COPT Defense Properties, LP
292,000 2.250%,  3/15/2026 286,904
COPT Defense Properties, LP,
Convertible
52,000 5.250%,  9/15/2028
a
58,123
Corebridge Financial, Inc.
320,000 6.375%,  9/15/2054
c
319,488
168,000 6.875%,  12/15/2052
c
172,548
161,000 6.050%,  9/15/2033 169,330
147,000 5.750%,  1/15/2034 152,569
Countrywide Home Loan
Mortgage Pass Through Trust
171,840
5.197%,  11/25/2035, Ser.
2005-22, Class 2A1
c
141,577
Cousins Properties, LP
141,000 5.375%,  2/15/2032 142,338
Credit Acceptance Corporation
246,000 9.250%,  12/15/2028
a
260,166
Credit Agricole SA
147,000 3.250%,  1/14/2030
a
136,540
559,000 5.222%,  5/27/2031
a,c
568,133
Credit Suisse Group AG
138,000 7.250%,  N/A
*,j
9,315
222,000 7.500%,  N/A
*,j
14,985
Dai-ichi Life Insurance Company,
Ltd.
290,000 6.200%,  1/16/2035
a,c,i
295,042
Principal
Amount Long-Term Fixed Income  83.0% Value
Financials  12.1% - continued
Deutsche Bank AG/New York, NY
$ 502,000 2.129%,  11/24/2026
c
$ 497,737
280,000 2.311%,  11/16/2027
c
271,713
500,000 5.297%,  5/9/2031
c
508,323
400,000 4.950%,  8/4/2031
b,c
400,662
209,000 3.742%,  1/7/2033
c
188,695
Digital Realty Trust, LP, Convertible
161,000 1.875%,  11/15/2029
a
169,710
Drawbridge Special Opportunities
Fund, LP
541,000 3.875%,  2/15/2026
a
533,034
Elevance Health, Inc.
322,000 5.650%,  6/15/2054 304,883
452,000 2.550%,  3/15/2031 403,255
Encore Capital Group, Inc.
261,000 9.250%,  4/1/2029
a
274,896
228,000 8.500%,  5/15/2030
a
241,341
Encore Capital Group, Inc.,
Convertible
132,000 4.000%,  3/15/2029 121,739
ERP Operating, LP
414,000 4.950%,  6/15/2032 417,382
Fairfax Financial Holdings, Ltd.
245,000 6.350%,  3/22/2054 247,001
Federal Realty OP, LP, Convertible
61,000 3.250%,  1/15/2029
a
60,055
Fifth Third Bancorp
133,000 4.500%,  9/30/2025
c,i
132,523
145,000 4.772%,  7/28/2030
c
145,594
Fifth Third Bank NA
398,000 3.850%,  3/15/2026 395,873
FirstCash, Inc.
448,000 5.625%,  1/1/2030
a
443,362
Five Corners Funding Trust III
220,000 5.791%,  2/15/2033
a
228,253
Freedom Mortgage Holdings, LLC
418,000 9.250%,  2/1/2029
a
435,676
179,000 9.125%,  5/15/2031
a
186,073
254,000 8.375%,  4/1/2032
a
259,785
FS KKR Capital Corporation
146,000 2.625%,  1/15/2027 140,302
FTAI Aviation Investors, LLC
188,000 5.500%,  5/1/2028
a
187,546
259,000 7.000%,  5/1/2031
a
268,724
206,000 7.000%,  6/15/2032
a
213,336
GGAM Finance, Ltd.
167,000 7.750%,  5/15/2026
a
168,116
185,000 8.000%,  6/15/2028
a
195,692
12,000 6.875%,  4/15/2029
a
12,363
492,000 5.875%,  3/15/2030
a
491,406
Global Aircraft Leasing Company,
Ltd.
534,000 8.750%,  9/1/2027
a
551,429
Global Net Lease, Inc.
117,000 4.500%,  9/30/2028
a
112,539
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
325,000 3.750%,  12/15/2027
a
309,758
goeasy, Ltd.
285,000 9.250%,  12/1/2028
a
301,663
92,000 7.625%,  7/1/2029
a
94,737

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Financials  12.1% - continued
Goldman Sachs BDC, Inc.
$ 177,000 6.375%,  3/11/2027 $ 180,433
Goldman Sachs Group, Inc.
220,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
c,i
220,836
330,000 3.650%,  8/10/2026
c,i
322,871
300,000 4.125%,  11/10/2026
c,i
293,637
429,000 1.948%,  10/21/2027
c
415,439
141,000 2.640%,  2/24/2028
c
136,851
573,000 3.615%,  3/15/2028
c
564,526
284,000 4.482%,  8/23/2028
c
283,982
294,000 3.814%,  4/23/2029
c
288,570
148,000 3.800%,  3/15/2030 143,994
148,000 2.615%,  4/22/2032
c
131,749
146,000 2.383%,  7/21/2032
c
127,540
147,000 6.125%,  11/10/2034
c,f,i
145,363
354,000 5.330%,  7/23/2035
c
357,616
555,000 5.016%,  10/23/2035
c
547,409
Hartford Insurance Group, Inc.
148,000 2.800%,  8/19/2029 138,838
136,000
6.713%,  (TSFR3M +
2.387%), 2/12/2047
a,c
126,469
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
52,000 3.750%,  8/15/2028
a
59,150
Hercules Capital, Inc., Convertible
33,000 4.750%,  9/1/2028
a
32,203
HSBC Holdings plc
200,000 6.161%,  3/9/2029
c
207,436
413,000 4.583%,  6/19/2029
c
412,478
176,000 6.875%,  9/11/2029
c,i
181,395
417,000 5.130%,  3/3/2031
c
422,766
176,000 2.804%,  5/24/2032
c
156,767
HUB International, Ltd.
521,000 7.250%,  6/15/2030
a
543,109
Huntington Bancshares, Inc./OH
146,000 4.450%,  10/15/2027
c,i
143,416
440,000 5.709%,  2/2/2035
c
450,111
326,000 6.141%,  11/18/2039
c
333,246
Huntington Bank Auto Credit-
Linked Notes
1,055,933
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
1,062,716
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
179,000 6.250%,  5/15/2026 177,846
606,000 5.250%,  5/15/2027 590,398
ING Groep NV
292,000 1.726%,  4/1/2027
c
286,299
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 189,295
Jane Street Group/JSG Finance,
Inc.
292,000 4.500%,  11/15/2029
a
279,674
113,000 7.125%,  4/30/2031
a
116,709
188,000 6.125%,  11/1/2032
a
186,527
430,000 6.750%,  5/1/2033
a
440,054
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
151,000 5.000%,  8/15/2028
a
145,616
274,000 6.625%,  10/15/2031
a
272,607
Jefferson Capital Holdings, LLC
147,000 6.000%,  8/15/2026
a
146,594
Principal
Amount Long-Term Fixed Income  83.0% Value
Financials  12.1% - continued
$ 368,000 9.500%,  2/15/2029
a
$ 388,337
130,000 8.250%,  5/15/2030
a
135,635
JPMorgan Chase & Company
285,000 3.650%,  6/1/2026
c,i
280,268
471,000 1.045%,  11/19/2026
c
465,837
265,000 2.947%,  2/24/2028
c
258,785
442,000 4.005%,  4/23/2029
c
437,095
146,000 2.069%,  6/1/2029
c
136,810
145,000 6.500%,  4/1/2030
c,i
148,637
589,000 4.493%,  3/24/2031
c
586,947
141,000 2.963%,  1/25/2033
c
126,683
147,000 4.912%,  7/25/2033
c
147,887
142,000 5.717%,  9/14/2033
c
147,969
172,000 5.350%,  6/1/2034
c
176,439
159,000 6.254%,  10/23/2034
c
172,544
81,000 5.336%,  1/23/2035
c
82,814
273,000 5.766%,  4/22/2035
c
286,317
262,000 5.502%,  1/24/2036
c
268,801
385,000 5.534%,  11/29/2045
c
385,126
KeyBank NA/Cleveland, OH
221,000 3.900%,  4/13/2029 213,043
300,000 5.000%,  1/26/2033 297,017
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 245,893
Kite Realty Group, LP, Convertible
7,000 0.750%,  4/1/2027
a
7,171
Liberty Mutual Group, Inc.
101,000 4.125%,  12/15/2051
a,c
98,284
Lincoln National Corporation
74,000
6.944%,  (TSFR3M +
2.619%), 8/18/2025
c
64,195
Lloyds Banking Group plc
806,000 1.627%,  5/11/2027
c
787,126
250,000 6.068%,  6/13/2036
c
255,805
LPL Holdings, Inc.
501,000 4.900%,  4/3/2028 503,786
M&T Bank Corporation
427,000 3.500%,  9/1/2026
c,i
410,375
Macquarie Airfinance Holdings,
Ltd.
69,000 6.400%,  3/26/2029
a
71,732
197,000 5.150%,  3/17/2030
a
196,834
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
a,c
283,041
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 131,942
MetLife, Inc.
155,000 6.350%,  3/15/2055
c
159,101
240,000 3.850%,  9/15/2025
c,i
239,158
220,000 5.875%,  3/15/2028
c,f,i
223,737
292,000 6.400%,  12/15/2036 303,992
Metropolitan Life Global Funding I
285,000 2.950%,  4/9/2030
a
266,427
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 293,658
Mitsubishi UFJ Financial Group,
Inc.
290,000 1.538%,  7/20/2027
c
281,495
Mizuho Financial Group, Inc.
425,000 1.554%,  7/9/2027
c
413,035
200,000 5.098%,  5/13/2031
c
203,148
288,000 2.564%,  9/13/2031 251,052
158,000 5.748%,  7/6/2034
c
164,710

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Financials  12.1% - continued
Molina Healthcare, Inc.
$ 139,000 4.375%,  6/15/2028
a
$ 133,034
216,000 6.250%,  1/15/2033
a
213,107
Morgan Stanley
258,000 5.516%,  11/19/2055
c
252,742
251,000 0.985%,  12/10/2026
c
247,659
174,000 1.593%,  5/4/2027
c
170,074
290,000 1.512%,  7/20/2027
c
281,370
102,000 5.123%,  2/1/2029
c
103,500
1,041,000 3.622%,  4/1/2031
c
997,115
141,000 2.943%,  1/21/2033
c
126,000
146,000 4.889%,  7/20/2033
c
146,068
155,000 5.250%,  4/21/2034
c
157,505
181,000 5.424%,  7/21/2034
c
185,364
129,000 5.831%,  4/19/2035
c
135,225
199,000 5.587%,  1/18/2036
c
204,245
284,000 2.484%,  9/16/2036
c
242,079
Nasdaq, Inc.
147,000 5.350%,  6/28/2028 150,944
National Securities Clearing
Corporation
492,000 4.700%,  5/20/2030
a
497,819
Nationstar Mortgage Holdings,
Inc.
91,000 5.500%,  8/15/2028
a
90,877
283,000 5.125%,  12/15/2030
a
282,462
93,000 7.125%,  2/1/2032
a
97,115
Nationwide Building Society
500,000 5.537%,  7/14/2036
a,c
505,331
NatWest Group plc
147,000 4.892%,  5/18/2029
c
148,253
425,000 6.475%,  6/1/2034
c
443,767
Navient Corporation
108,000 5.000%,  3/15/2027 106,810
Neuberger Berman CLO, Ltd.
208,846
7.579%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
208,980
New Mountain Finance
Corporation, Convertible
25,000 7.500%,  10/15/2025 25,025
New York Life Global Funding
159,000 4.550%,  1/28/2033
a
156,236
168,000 5.000%,  1/9/2034
a
168,551
Nippon Life Insurance Company
700,000 5.950%,  4/16/2054
a,c
713,941
NNN REIT, Inc.
147,000 2.500%,  4/15/2030 133,849
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 203,532
269,000 5.783%,  7/3/2034 279,238
Northwestern Mutual Life
Insurance Company
92,000 6.170%,  5/29/2055
a
95,964
Omega Healthcare Investors, Inc.
560,000 5.200%,  7/1/2030 561,778
OneMain Finance Corporation
203,000 3.500%,  1/15/2027 198,078
248,000 3.875%,  9/15/2028 236,519
187,000 6.750%,  3/15/2032 189,747
787,000 7.125%,  9/15/2032 811,117
Osaic Holdings, Inc.
278,000 6.750%,  8/1/2032
a,b
281,353
Principal
Amount Long-Term Fixed Income  83.0% Value
Financials  12.1% - continued
Panther Escrow Issuer, LLC
$ 255,000 7.125%,  6/1/2031
a
$ 263,695
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
489,000 4.875%,  5/15/2029
a
470,392
Pebblebrook Hotel Trust,
Convertible
519,000 1.750%,  12/15/2026 489,136
PennyMac Financial Services, Inc.
92,000 7.125%,  11/15/2030
a
94,833
279,000 6.875%,  5/15/2032
a
284,257
199,000 6.875%,  2/15/2033
a
202,823
Phoenix Aviation Capital, Ltd.
298,000 9.250%,  7/15/2030
a
312,246
PNC Bank NA
148,000 2.700%,  10/22/2029 137,391
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
c,i
198,118
169,000 5.582%,  6/12/2029
c
174,256
236,000 6.250%,  3/15/2030
c,i
238,687
170,000 6.875%,  10/20/2034
c
189,896
PRA Group, Inc.
281,000 8.375%,  2/1/2028
a
287,449
Prologis Targeted US Logistics
Fund, LP
265,000 5.250%,  4/1/2029
a
271,448
162,000 5.250%,  1/15/2035
a
162,604
Prologis, LP
192,000 5.250%,  3/15/2054 179,235
Provident Financing Trust I
108,000 7.405%,  3/15/2038 115,079
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
c
136,591
217,000 6.750%,  3/1/2053
c
227,315
402,000 6.500%,  3/15/2054
c
417,501
100,000 3.700%,  10/1/2050
c
91,294
Realty Income Corporation
147,000 4.875%,  6/1/2026 147,162
329,000 3.200%,  1/15/2027 322,954
Regency Centers, LP
243,000 5.250%,  1/15/2034 246,639
Reinsurance Group of America,
Inc.
157,000 6.000%,  9/15/2033 164,863
267,000 5.750%,  9/15/2034 273,876
RenaissanceRe Holdings, Ltd.
495,000 5.800%,  4/1/2035 508,740
Rexford Industrial Realty, LP,
Convertible
56,000 4.375%,  3/15/2027
a
55,356
120,000 4.125%,  3/15/2029
a
117,420
RGA Global Funding
188,000 5.500%,  1/11/2031
a
193,683
RHP Hotel Properties, LP/RHP
Finance Corporation
90,000 4.750%,  10/15/2027 89,031
182,000 4.500%,  2/15/2029
a
177,002
Rithm Capital Corporation
184,000 8.000%,  7/15/2030
a
187,318
RLJ Lodging Trust, LP
166,000 4.000%,  9/15/2029
a
154,920

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Financials  12.1% - continued
Rocket Companies, Inc.
$ 277,000 6.375%,  8/1/2033
a
$ 282,535
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
169,000 3.625%,  3/1/2029
a
159,643
388,000 3.875%,  3/1/2031
a
357,898
113,000 4.000%,  10/15/2033
a
99,975
Royal Bank of Canada
250,000 6.750%,  8/24/2085
c
252,750
Ryan Specialty, LLC
95,000 4.375%,  2/1/2030
a
91,153
214,000 5.875%,  8/1/2032
a
214,592
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
c
132,760
331,000 5.473%,  3/20/2029
c
336,373
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
c
278,442
Service Properties Trust
188,000 5.500%,  12/15/2027 185,403
98,000 8.625%,  11/15/2031
a
104,364
Shift4 Payments, Inc., Convertible
248,000 Zero Coupon,  12/15/2025 322,028
235,000 0.500%,  8/1/2027
f
255,563
Simon Property Group, LP
244,000 2.650%,  7/15/2030 224,343
164,000 6.250%,  1/15/2034 178,354
Sixth Street Lending Partners
245,000 6.125%,  7/15/2030
a
249,628
SLM Corporation
54,000 6.500%,  1/31/2030 56,093
Societe Generale SA
165,000 1.488%,  12/14/2026
a,c
162,921
188,000 10.000%,  11/14/2028
a,c,i
207,247
492,000 5.249%,  5/22/2029
a,c
497,220
Standard Chartered plc
200,000 2.608%,  1/12/2028
a,c
194,288
435,000 5.545%,  1/21/2029
a,c
444,056
Starwood Property Trust, Inc.
140,000 4.375%,  1/15/2027
a
137,608
237,000 6.500%,  10/15/2030
a
243,947
Starwood Property Trust, Inc.,
Convertible
174,000 6.750%,  7/15/2027 183,135
State Street Corporation
141,000 6.700%,  3/15/2029
c,i
145,370
138,000 4.421%,  5/13/2033
c
135,057
Stonex Escrow Issuer, LLC
351,000 6.875%,  7/15/2032
a
357,305
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
a,c,f
288,107
Sumitomo Mitsui Financial Group,
Inc.
550,000 5.716%,  9/14/2028 569,917
200,000 5.766%,  1/13/2033 210,115
Synchrony Financial
151,000 5.935%,  8/2/2030
c
155,195
188,000 7.250%,  2/2/2033 197,565
Synovus Bank
155,000 5.625%,  2/15/2028 157,198
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
c
168,654
350,000 5.264%,  12/11/2026 353,853
138,000 4.456%,  6/8/2032 135,346
Principal
Amount Long-Term Fixed Income  83.0% Value
Financials  12.1% - continued
$ 177,000 5.146%,  9/10/2034
c
$ 177,943
Travelers Companies, Inc.
199,000 5.050%,  7/24/2035 199,489
Truist Bank
147,000 2.250%,  3/11/2030 132,190
Truist Financial Corporation
330,000 6.047%,  6/8/2027
c
333,441
121,000 1.887%,  6/7/2029
c
112,639
470,000 5.100%,  3/1/2030
c,i
462,612
345,000 5.153%,  8/5/2032
c
350,888
234,000 5.711%,  1/24/2035
c
242,124
U.S. Bancorp
218,000 4.548%,  7/22/2028
c
218,363
82,000 5.836%,  6/12/2034
c
85,998
224,000 5.678%,  1/23/2035
c
232,124
UBS Group AG
269,000 3.869%,  1/12/2029
a,c
264,675
300,000 7.000%,  2/5/2035
*,c,i
300,000
200,000 5.699%,  2/8/2035
a,c
207,263
200,000 5.379%,  9/6/2045
a,c
192,974
United Wholesale Mortgage, LLC
494,000 5.500%,  4/15/2029
a
483,201
UnitedHealth Group, Inc.
486,000 5.375%,  4/15/2054 446,626
283,000 4.200%,  5/15/2032 272,706
Ventas Realty, LP, Convertible
128,000 3.750%,  6/1/2026 159,181
Vornado Realty, LP
135,000 3.400%,  6/1/2031 118,382
Wells Fargo & Company
160,000 3.900%,  3/15/2026
c,i
158,507
138,000 3.526%,  3/24/2028
c
135,813
294,000 3.584%,  5/22/2028
c
289,094
218,000 4.808%,  7/25/2028
c
219,196
289,000 7.625%,  9/15/2028
c,i
307,627
649,000 4.478%,  4/4/2031
c
645,337
108,000 5.389%,  4/24/2034
c
110,501
157,000 5.557%,  7/25/2034
c
162,011
166,000 6.491%,  10/23/2034
c
181,490
636,000 5.499%,  1/23/2035
c
651,757
450,000 5.605%,  4/23/2036
c
463,479
Welltower OP, LLC, Convertible
249,000 2.750%,  5/15/2028
a
432,638
21,000 3.125%,  7/15/2029
a
29,043
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
c
213,922
Willis North America, Inc.
164,000 5.900%,  3/5/2054 161,594
241,000 4.500%,  9/15/2028 241,350
XHR, LP
210,000 4.875%,  6/1/2029
a
202,688
94,000 6.625%,  5/15/2030
a
95,539
Zions Bancorp NA
350,000 6.816%,  11/19/2035
c
365,372
Total 107,994,614
Foreign Government  0.1%
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
a
238,444
Saudi Arabian Oil Company
250,000 5.750%,  7/17/2054
a
234,946

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Foreign Government  0.1% - continued
Teine Energy, Ltd.
$ 350,000 6.875%,  4/15/2029
a
$ 344,181
Total 817,571
Mortgage-Backed Securities  11.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
442,633 2.000%,  1/1/2052 351,656
12,804,124 6.000%,  1/1/2055 13,194,483
3,363,464 2.500%,  5/1/2051 2,791,105
1,828,101 3.500%,  5/1/2052 1,647,470
1,259,179 4.000%,  5/1/2052 1,174,057
3,025,170 5.000%,  7/1/2053 2,969,200
213,726 5.000%,  8/1/2053 210,288
1,017,041 5.500%,  9/1/2053 1,022,113
813,212 3.500%,  9/1/2047 745,306
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,002,243 2.500%,  7/1/2030 965,048
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
897,408 3.500%,  5/1/2040 850,765
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,806,653 3.000%,  1/1/2052 2,424,186
218,114 2.000%,  2/1/2051 173,041
339,801 2.000%,  2/1/2051 269,961
1,555,385 2.500%,  2/1/2051 1,276,573
2,994,736 2.000%,  3/1/2051 2,355,258
3,912,996 4.000%,  3/1/2051 3,667,135
3,052,819 3.000%,  3/1/2052 2,619,965
2,072,136 2.000%,  4/1/2051 1,622,974
1,880,412 3.000%,  4/1/2051 1,613,815
413,491 2.000%,  5/1/2051 326,892
190,514 3.000%,  6/1/2050 167,518
1,184,336 4.000%,  6/1/2052 1,095,472
1,333,352 5.000%,  6/1/2053 1,310,726
2,201,482 2.500%,  7/1/2051 1,833,443
222,432 3.500%,  7/1/2051 201,092
3,324,463 4.000%,  7/1/2052 3,075,033
771,397 3.500%,  8/1/2050 699,879
1,599,281 3.500%,  8/1/2052 1,433,812
4,255,065 4.500%,  8/1/2052 4,046,658
285,350 5.000%,  8/1/2053 280,507
464,994 3.500%,  9/1/2052 419,562
1,605,915 3.500%,  9/1/2052 1,448,858
249,702 5.000%,  9/1/2052 244,914
1,155,414 4.500%,  9/1/2053 1,105,358
3,213,690 4.500%,  9/1/2053 3,062,040
2,136,328 4.000%,  10/1/2052 1,984,531
404,866 2.000%,  11/1/2051 321,644
596,285 3.500%,  11/1/2052 539,748
1,670,645 2.000%,  12/1/2050 1,320,760
3,088,916 4.500%,  12/1/2052 2,954,068
900,000 6.000%,  8/1/2041
b
912,440
10,555,000 5.500%,  8/1/2042
b
10,499,119
954,181 3.500%,  12/1/2047 876,879
700,000 4.500%,  8/1/2048
b
663,946
4,225,000 5.000%,  8/1/2048
b
4,111,760
5,130,000 3.000%,  8/1/2049
b
4,389,494
Principal
Amount Long-Term Fixed Income  83.0% Value
Mortgage-Backed Securities  11.3% -
continued
$ 3,700,000 3.500%,  9/1/2049
b
$ 3,300,320
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,898,747 2.500%,  3/1/2062 1,488,762
1,015,438 3.500%,  7/1/2061 891,021
1,092,030 4.000%,  12/1/2061 1,000,067
New Residential Mortgage Loan
Trust
1,800,000
3.879%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,c
1,416,967
PRPM, LLC
875,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,e
797,653
1,171,509
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,e
1,173,570
Total 101,338,912
Technology  3.5%
Accenture Capital, Inc.
299,000 4.500%,  10/4/2034 289,345
Adobe, Inc.
512,000 5.300%,  1/17/2035 532,965
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032 133,038
Akamai Technologies, Inc.,
Convertible
71,000 0.375%,  9/1/2027 67,950
207,000 1.125%,  2/15/2029 193,968
224,000 0.250%,  5/15/2033
a
225,587
Alphabet, Inc.
331,000 5.250%,  5/15/2055 324,778
Amentum Holdings, Inc.
339,000 7.250%,  8/1/2032
a
350,686
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 62,770
Apple, Inc.
227,000 1.650%,  2/8/2031 197,606
799,000 3.750%,  9/12/2047 626,991
Block, Inc.
190,000 3.500%,  6/1/2031 174,127
793,000 6.500%,  5/15/2032 813,767
Block, Inc., Convertible
60,000 0.250%,  11/1/2027 53,880
Boost Newco Borrower, LLC
525,000 7.500%,  1/15/2031
a
555,088
Broadcom, Inc.
137,000 4.000%,  4/15/2029
a
134,913
834,000 4.900%,  7/15/2032 836,571
172,000 4.800%,  10/15/2034 168,774
CACI International, Inc.
122,000 6.375%,  6/15/2033
a
124,750
Central Parent, Inc./CDK Global,
Inc.
185,000 7.250%,  6/15/2029
a
152,010
Cisco Systems, Inc.
325,000 5.350%,  2/26/2064 312,901
Clarivate Science Holdings
Corporation
198,000 3.875%,  7/1/2028
a
189,264
Cloud Software Group, Inc.
1,123,000 6.500%,  3/31/2029
a
1,134,101

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Technology  3.5% - continued
CommScope Technologies, LLC
$ 186,000 5.000%,  3/15/2027
a
$ 182,138
CommScope, LLC
187,000 4.750%,  9/1/2029
a
181,586
187,000 9.500%,  12/15/2031
a,f
196,923
Consensus Cloud Solutions, Inc.
92,000 6.000%,  10/15/2026
a
91,316
CoreWeave, Inc.
279,000 9.250%,  6/1/2030
a
280,409
278,000 9.000%,  2/1/2031
a
276,815
CSG Systems International, Inc.,
Convertible
193,000 3.875%,  9/15/2028 213,196
Dayforce, Inc., Convertible
253,000 0.250%,  3/15/2026 244,778
Dell International, LLC/EMC
Corporation
415,000 4.750%,  4/1/2028 418,315
Dell, Inc.
231,000 6.500%,  4/15/2038 246,742
Diebold Nixdorf, Inc.
141,000 7.750%,  3/31/2030
a
149,599
Fair Isaac Corporation
324,000 6.000%,  5/15/2033
a
325,521
Fiserv, Inc.
341,000 5.350%,  3/15/2031 350,635
80,000 5.600%,  3/2/2033 82,229
341,000 5.450%,  3/15/2034 346,144
304,000 5.150%,  8/12/2034 302,002
Foundry JV Holdco, LLC
200,000 5.900%,  1/25/2033
a
205,525
Gen Digital, Inc.
220,000 7.125%,  9/30/2030
a
227,362
94,000 6.250%,  4/1/2033
a
95,831
Global Payments, Inc.
213,000 4.950%,  8/15/2027 214,246
Global Payments, Inc., Convertible
283,000 1.500%,  3/1/2031
f
256,115
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
187,000 4.625%,  5/1/2028
a
176,778
Hewlett Packard Enterprise
Company
265,000 4.850%,  10/15/2031 264,017
IBM International Capital Private,
Ltd.
250,000 5.300%,  2/5/2054 231,994
II-VI, Inc.
170,000 5.000%,  12/15/2029
a
166,377
Intel Corporation
565,000 4.900%,  7/29/2045 469,286
InterDigital, Inc., Convertible
65,000 3.500%,  6/1/2027 218,270
ION Trading Technologies SARL
294,000 9.500%,  5/30/2029
a
304,653
Iron Mountain, Inc.
122,000 4.875%,  9/15/2027
a
121,074
655,000 5.000%,  7/15/2028
a
648,283
485,000 4.875%,  9/15/2029
a
474,217
13,000 5.250%,  7/15/2030
a
12,776
618,000 4.500%,  2/15/2031
a
584,449
Principal
Amount Long-Term Fixed Income  83.0% Value
Technology  3.5% - continued
Jabil, Inc.
$ 155,000 5.450%,  2/1/2029 $ 158,138
Kioxia Holdings Corporation
551,000 6.625%,  7/24/2033
a
545,227
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 133,320
Mastercard, Inc.
113,000 2.000%,  11/18/2031 97,817
160,000 4.875%,  5/9/2034 160,971
Microchip Technology, Inc.
117,000 5.050%,  3/15/2029 118,322
Microchip Technology, Inc.,
Convertible
177,000 0.750%,  6/1/2030 173,470
Micron Technology, Inc.
203,000 5.650%,  11/1/2032 209,844
MKS, Inc., Convertible
593,000 1.250%,  6/1/2030 575,553
Moody's Corporation
141,000 4.250%,  8/8/2032 136,983
NCR Atleos Corporation
148,000 9.500%,  4/1/2029
a
160,337
NCR Voyix Corporation
272,000 5.000%,  10/1/2028
a
267,553
149,000 5.125%,  4/15/2029
a
146,024
Neptune Bidco US, Inc.
375,000 9.290%,  4/15/2029
a
362,918
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
147,000 4.300%,  6/18/2029 145,491
ON Semiconductor Corporation,
Convertible
209,000 Zero Coupon,  5/1/2027 256,477
360,000 0.500%,  3/1/2029 344,421
Open Text Holdings, Inc.
922,000 4.125%,  2/15/2030
a
864,197
Oracle Corporation
356,000 5.375%,  9/27/2054 320,654
556,000 6.900%,  11/9/2052 609,897
141,000 6.150%,  11/9/2029 149,525
494,000 2.950%,  4/1/2030 459,633
495,000 5.250%,  2/3/2032 505,451
208,000 6.250%,  11/9/2032 223,901
Paychex, Inc.
164,000 5.600%,  4/15/2035 168,537
PayPal Holdings, Inc.
322,000 5.500%,  6/1/2054 313,105
Pitney Bowes, Inc.
92,000 6.875%,  3/15/2027
a
91,852
Qualcomm, Inc.
526,000 4.750%,  5/20/2032 530,709
RingCentral, Inc.
485,000 8.500%,  8/15/2030
a
515,300
Rocket Software, Inc.
222,000 9.000%,  11/28/2028
a
229,094
Sabre GLBL, Inc.
47,000 8.625%,  6/1/2027
a
47,747
186,000 11.125%,  7/15/2030
a
196,091
Seagate Data Storage Technology,
Private Ltd.
356,220 9.625%,  12/1/2032
a
401,184
126,000 5.750%,  12/1/2034
a
118,478

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Technology  3.5% - continued
Semtech Corporation, Convertible
$ 163,000 1.625%,  11/1/2027 $ 248,940
Sensata Technologies BV
435,000 4.000%,  4/15/2029
a
413,437
Sensata Technologies, Inc.
192,000 4.375%,  2/15/2030
a
183,725
104,000 3.750%,  2/15/2031
a
94,889
71,000 6.625%,  7/15/2032
a
72,548
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
385,000 6.750%,  8/15/2032
a
397,703
SS&C Technologies, Inc.
338,000 5.500%,  9/30/2027
a
338,074
94,000 6.500%,  6/1/2032
a
96,654
Synaptics, Inc., Convertible
199,000 0.750%,  12/1/2031
a
187,060
Synopsys, Inc.
308,000 5.700%,  4/1/2055 303,714
Texas Instruments, Inc.
167,000 5.150%,  2/8/2054 156,770
UKG, Inc.
187,000 6.875%,  2/1/2031
a
191,986
Verint Systems, Inc., Convertible
113,000 0.250%,  4/15/2026
f
109,384
Verisk Analytics, Inc.
217,000 5.250%,  3/15/2035 217,092
Viavi Solutions, Inc.
221,000 3.750%,  10/1/2029
a
204,380
Viavi Solutions, Inc., Convertible
131,000 1.625%,  3/15/2026 131,573
Vishay Intertechnology, Inc.,
Convertible
375,000 2.250%,  9/15/2030 341,063
VMware, LLC
291,000 1.400%,  8/15/2026 281,925
554,000 4.700%,  5/15/2030 554,142
189,000 2.200%,  8/15/2031 163,630
Western Digital Corporation,
Convertible
322,000 3.000%,  11/15/2028
f
690,046
Xerox Corporation
149,000 10.250%,  10/15/2030
a
153,197
Xerox Holdings Corporation
35,000 5.000%,  8/15/2025
a,f
34,899
131,000 5.500%,  8/15/2028
a
86,643
Ziff Davis, Inc., Convertible
92,000 3.625%,  3/1/2028
a
86,250
Total 31,693,376
Transportation  0.8%
Air Canada
188,000 3.875%,  8/15/2026
a
185,983
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
240,250 5.500%,  4/20/2026
a
240,031
354,319 5.750%,  4/20/2029
a
354,195
Avianca Midco 2 plc
200,000 9.625%,  2/14/2030
a
186,000
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
223,000 5.375%,  3/1/2029
a,f
213,502
Burlington Northern Santa Fe, LLC
161,000 5.500%,  3/15/2055 157,172
Principal
Amount Long-Term Fixed Income  83.0% Value
Transportation  0.8% - continued
Canadian Pacific Railway
Company
$ 300,000 1.750%,  12/2/2026 $ 289,404
DCLI Bidco, LLC
261,000 7.750%,  11/15/2029
a
266,411
Delta Air Lines, Inc.
276,000 4.375%,  4/19/2028
f
273,917
580,000 5.250%,  7/10/2030 585,466
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
27,720 4.500%,  10/20/2025
a
27,651
ERAC USA Finance, LLC
334,000 5.200%,  10/30/2034
a
338,896
JetBlue Airways Corporation/
JetBlue Loyalty, LP
225,000 9.875%,  9/20/2031
a,f
217,541
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033 226,362
364,000 5.100%,  5/1/2035 365,551
OneSky Flight, LLC
374,000 8.875%,  12/15/2029
a
394,026
Penske Truck Leasing Company,
LP/PTL Finance Corporation
135,000 1.200%,  11/15/2025
a
133,608
148,000 1.700%,  6/15/2026
a
144,199
Rand Parent, LLC
429,000 8.500%,  2/15/2030
a,f
431,371
RXO, Inc.
177,000 7.500%,  11/15/2027
a
179,925
Ryder System, Inc.
124,000 2.850%,  3/1/2027 120,791
250,000 4.850%,  6/15/2030
f
251,603
Southwest Airlines Company
147,000 5.125%,  6/15/2027 147,925
Star Leasing Company, LLC
185,000 7.625%,  2/15/2030
a
182,476
Stena International SA
295,000 7.250%,  1/15/2031
a
299,772
Stonepeak Nile Parent, LLC
142,000 7.250%,  3/15/2032
a
149,149
Union Pacific Corporation
200,000 5.600%,  12/1/2054 197,866
United Airlines, Inc.
482,000 4.625%,  4/15/2029
a
470,680
United Parcel Service, Inc.
246,000 4.650%,  10/15/2030 247,996
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
113,000 7.875%,  5/1/2027
a
113,387
218,000 6.375%,  2/1/2030
a,f
205,935
Total 7,598,791
U.S. Government & Agencies  6.2%
U.S. Treasury Notes
3,500,000 4.250%,  12/31/2025 3,498,619
5,600,000 4.625%,  6/30/2026 5,619,950
24,100,000 4.375%,  7/31/2026 24,142,928
7,750,000 1.250%,  12/31/2026 7,452,412
2,499,000 3.875%,  3/31/2027 2,494,022
800,000 3.875%,  5/31/2027 798,625
5,300,000 4.125%,  7/31/2028 5,335,816
2,850,000 4.125%,  11/15/2032 2,843,654
2,965,000 3.375%,  5/15/2033 2,801,578

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
U.S. Government & Agencies  6.2% - continued
$ 600,000 4.500%,  11/15/2033 $ 610,641
Total 55,598,245
Utilities  2.9%
AES Corporation
319,000 7.600%,  1/15/2055
c
322,204
239,000 3.950%,  7/15/2030
a
227,517
Algonquin Power & Utilities
Corporation
838,000 4.750%,  1/18/2082
c
813,480
Alliant Energy Corporation,
Convertible
98,000 3.875%,  3/15/2026 104,174
64,000 3.250%,  5/30/2028
a
65,248
Alpha Generation, LLC
163,000 6.750%,  10/15/2032
a
166,802
Ameren Corporation
148,000 1.750%,  3/15/2028 138,266
American Electric Power
Company, Inc.
192,000 6.950%,  12/15/2054
c
202,679
147,000 2.300%,  3/1/2030 132,538
American Water Capital
Corporation
256,000 5.450%,  3/1/2054 246,690
American Water Capital
Corporation, Convertible
156,000 3.625%,  6/15/2026 156,671
Arizona Public Service Company
162,000 5.550%,  8/1/2033 166,364
Atmos Energy Corporation
175,000 5.000%,  12/15/2054 158,314
Calpine Corporation
380,000 4.500%,  2/15/2028
a
375,869
CenterPoint Energy, Inc.
160,000 7.000%,  2/15/2055
c
166,949
75,000 6.700%,  5/15/2055
c
75,974
182,000 1.450%,  6/1/2026 177,311
220,000 2.650%,  6/1/2031 196,068
CenterPoint Energy, Inc.,
Convertible
153,000 4.250%,  8/15/2026 170,136
CMS Energy Corporation,
Convertible
108,000 3.375%,  5/1/2028 118,422
Consolidated Edison Company of
New York, Inc.
482,000 5.700%,  5/15/2054 478,714
Constellation Energy Generation,
LLC
244,000 5.750%,  3/15/2054 239,493
153,000 5.800%,  3/1/2033 161,552
Dominion Energy, Inc.
230,000 6.875%,  2/1/2055
c
240,681
230,000 7.000%,  6/1/2054
c
245,366
210,000 4.350%,  1/15/2027
c,i
205,299
148,000 3.375%,  4/1/2030 140,540
DTE Energy Company
163,000 4.875%,  6/1/2028 164,713
Duke Energy Carolinas, LLC
480,000 5.400%,  1/15/2054 461,914
Duke Energy Corporation
323,000 3.250%,  1/15/2082
c
309,839
272,000 5.800%,  6/15/2054 265,831
Principal
Amount Long-Term Fixed Income  83.0% Value
Utilities  2.9% - continued
$ 273,000 6.450%,  9/1/2054
c
$ 281,086
328,000 2.450%,  6/1/2030 297,151
142,000 4.500%,  8/15/2032 139,007
158,000 5.750%,  9/15/2033 165,638
Duke Energy Corporation,
Convertible
265,000 4.125%,  4/15/2026 283,815
Duke Energy Ohio, Inc.
164,000 5.550%,  3/15/2054 159,370
Edison International
151,000 7.875%,  6/15/2054
c,f
144,734
240,000 5.000%,  12/15/2026
c,f,i
211,088
Enel Finance International NV
340,000 5.125%,  6/26/2029
a
345,283
Entergy Corporation
12,000 1.900%,  6/15/2028 11,221
Entergy Louisiana, LLC
330,000 5.800%,  3/15/2055 329,129
Evergy, Inc., Convertible
163,000 4.500%,  12/15/2027 193,903
Eversource Energy
246,000 4.600%,  7/1/2027 246,133
Exelon Corporation
663,000 5.600%,  3/15/2053 632,547
147,000 4.050%,  4/15/2030 144,210
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
a
262,898
FirstEnergy Corporation,
Convertible
49,000 4.000%,  5/1/2026
f
49,833
191,000 3.625%,  1/15/2029
a
195,106
164,000 3.875%,  1/15/2031
a
169,576
Georgia Power Company
87,000 4.950%,  5/17/2033 87,397
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
a
142,925
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
a
252,518
Lightning Power, LLC
337,000 7.250%,  8/15/2032
a
352,323
Long Ridge Energy, LLC
282,000 8.750%,  2/15/2032
a,f
292,439
MidAmerican Energy Company
638,000 5.300%,  2/1/2055 603,583
National Rural Utilities Cooperative
Finance Corporation
173,000 4.850%,  2/7/2029 175,618
NextEra Energy Capital Holdings,
Inc.
388,000 5.900%,  3/15/2055 386,801
250,000 3.800%,  3/15/2082
c
240,351
256,000 6.750%,  6/15/2054
c
267,104
147,000 2.250%,  6/1/2030 132,191
250,000 5.300%,  3/15/2032 256,596
NextEra Energy Capital Holdings,
Inc., Convertible
114,000 3.000%,  3/1/2027 130,017
NiSource, Inc.
162,000 6.375%,  3/31/2055
c
164,070
382,000 5.850%,  4/1/2055 376,828
140,000 6.950%,  11/30/2054
c
145,072
148,000 2.950%,  9/1/2029 139,450

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.0% Value
Utilities  2.9% - continued
Northern States Power Company/
MN
$ 166,000 5.400%,  3/15/2054 $ 160,354
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
a
135,450
221,000 10.250%,  3/15/2028
a,c,i
243,258
156,000 3.375%,  2/15/2029
a
146,448
230,000 5.250%,  6/15/2029
a
227,446
151,000 6.000%,  2/1/2033
a
151,410
151,000 6.250%,  11/1/2034
a
153,002
Oncor Electric Delivery Company,
LLC
291,000 5.550%,  6/15/2054 281,412
Pacific Gas and Electric Company
164,000 6.750%,  1/15/2053 170,232
341,000 5.550%,  5/15/2029 347,572
PG&E Corporation
149,000 5.000%,  7/1/2028 145,375
PG&E Corporation, Convertible
535,000 4.250%,  12/1/2027 532,860
Pinnacle West Capital Corporation,
Convertible
49,000 4.750%,  6/15/2027 52,998
PPL Capital Funding, Inc.
314,000 5.250%,  9/1/2034 316,669
PPL Capital Funding, Inc.,
Convertible
153,000 2.875%,  3/15/2028 170,212
San Diego Gas & Electric
Company
164,000 5.550%,  4/15/2054 157,288
Sempra
148,000 6.550%,  4/1/2055
c
142,804
148,000 6.625%,  4/1/2055
c
145,312
146,000 6.400%,  10/1/2054
c
141,235
148,000 6.875%,  10/1/2054
c
149,388
148,000 4.875%,  10/15/2025
c,i
147,302
Southern California Edison
Company
326,000 5.450%,  6/1/2031 331,945
Southern Company
425,000 5.700%,  10/15/2032 445,462
394,000 4.850%,  3/15/2035 383,573
135,000 4.000%,  1/15/2051
c
134,265
396,000 3.750%,  9/15/2051
c
389,639
Southern Company, Convertible
138,000 3.875%,  12/15/2025 156,147
228,000 4.500%,  6/15/2027 254,288
84,000 3.250%,  6/15/2028
a
84,714
Talen Energy Supply, LLC
328,000 8.625%,  6/1/2030
a
348,556
TerraForm Power Operating, LLC
736,000 5.000%,  1/31/2028
a
726,089
Virginia Electric and Power
Company
286,000 5.350%,  1/15/2054 268,422
Vistra Corporation
182,000 8.000%,  10/15/2026
a,c,i
185,770
448,000 7.000%,  12/15/2026
a,c,i
452,374
Vistra Operations Company, LLC
356,000 5.000%,  7/31/2027
a
354,093
WEC Energy Group, Inc.,
Convertible
142,000 4.375%,  6/1/2027 164,010
Principal
Amount Long-Term Fixed Income  83.0% Value
Utilities  2.9% - continued
$ 126,000 3.375%,  6/1/2028
a
$ 127,575
111,000 4.375%,  6/1/2029 131,742
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 152,523
210,000 4.600%,  6/1/2032 205,012
249,000 5.600%,  4/15/2035 253,619
XPLR Infrastructure Operating
Partners, LP
611,000 3.875%,  10/15/2026
a
596,342
XPLR Infrastructure, LP,
Convertible
320,000 Zero Coupon,  11/15/2025
a
313,216
Total 26,080,032
Total Long-Term Fixed Income
(cost $745,717,062) 743,374,667
Shares
Registered Investment
Companies   12.4% Value
U.S. Affiliated   9.3%
9,893,197 Thrivent Core Emerging Markets
Debt Fund 83,498,586
Total 83,498,586
U.S. Unaffiliated   3.1%
28,898 abrdn Asia-Pacific Income Fund,
Inc.
f
465,547
97,201 abrdn Income Credit Strategies
Fund
f
578,346
27,869 abrdn Total Dynamic Dividend
Fund 248,870
59,789 AllianceBernstein Global High
Income Fund, Inc. 664,854
82,040 Allspring Income Opportunities
Fund 578,382
3,133 Barings Global Short Duration
High Yield Fund 49,251
20,432 BlackRock Capital Allocation Term
Trust 304,437
13,518 BlackRock Core Bond Trust 129,638
55,654 BlackRock Corporate High Yield
Fund, Inc. 544,853
65,189 BlackRock Credit Allocation
Income Trust 719,686
4,697 BlackRock Debt Strategies Fund,
Inc. 49,647
10,263 BlackRock Enhanced Equity
Dividend Trust 90,622
37,031 BlackRock Enhanced Global
Dividend Trust 419,932
33,035 BlackRock Enhanced International
Dividend Trust 187,309
20,325 BlackRock Income Trust, Inc. 236,786
39,295 BlackRock Multi-Sector Income
Trust 576,850
50,130 Blackstone Strategic Credit 2027
Term Fund 622,113
44,143 Cornerstone Strategic Investment
Fund, Inc.
f
357,117
55,900 Eaton Vance Limited Duration
Income Fund 564,590
24,847 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 217,411
33,301 Invesco Senior Loan ETF
f
696,990

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  12.4% Value
U.S. Unaffiliated   3.1%  - continued
229,192 iShares Broad USD High Yield
Corporate Bond ETF $ 8,569,489
42,000 iShares Preferred and Income
Securities ETF
f
1,312,500
102,539 Nuveen Credit Strategies Income
Fund 567,041
2,088 Nuveen Floating Rate Income
Fund/Closed-End Fund 17,790
985 Nuveen Global High Income Fund 13,022
43,198 Nuveen Preferred Income
Opportunities Fund 348,608
40,107 PGIM Global High Yield Fund, Inc. 525,803
46,978 PGIM High Yield Bond Fund, Inc. 673,664
23,902 Pimco Dynamic Income Fund 458,918
33,906 PIMCO High Income Fund 165,461
36,130 PIMCO Income Strategy Fund II 271,336
5,324 Tri-Continental Corporation 173,988
20,746 Vanguard Intermediate-Term
Corporate Bond ETF 1,715,279
30,131 Vanguard Short-Term Corporate
Bond ETF 2,388,786
11,067 Virtus Convertible & Income Fund
f
158,701
40,673 Virtus Dividend, Interest &
Premium Strategy Fund
k
515,327
9,286 Virtus Equity & Convertible Income
Fund 223,978
75,432 Voya Global Equity Dividend &
Premium Opportunity Fund 435,243
10,605 Western Asset Diversified Income
Fund 158,227
139,725 Western Asset High Income
Opportunity Fund, Inc. 553,311
Total 27,549,703
Total Registered Investment
Companies (cost $117,712,986) 111,048,289
Shares
Collateral Held for Securities
Loaned 2.2% Value
19,784,540 Thrivent Cash Management Trust 19,784,540
Total Collateral Held for
Securities Loaned
(cost $19,784,540) 19,784,540
Shares Preferred Stock 1.3% Value
Basic Materials  <0.1%
6,340 Albemarle Corporation,
Convertible, 7.250% 215,306
Total 215,306
Capital Goods  0.1%
11,958 Boeing Company, Convertible,
6.000% 845,431
Total 845,431
Communications Services  0.1%
23,300 AT&T, Inc., 4.750%
i
454,350
12,500 Telephone and Data Systems, Inc.,
6.000%
i
230,500
Total 684,850
Financials  0.9%
5,825 AEGON Funding Company, LLC,
5.100% 116,791
Shares Preferred Stock  1.3% Value
Financials  0.9% - continued
12,700 Allstate Corporation, 5.100%
i
$ 274,701
4,104 Apollo Global Management, Inc.,
Convertible, 6.750% 312,643
4,450 Ares Management Corporation,
Convertible, 6.750% 251,870
7,000 Athene Holding, Ltd., 5.625%
i
140,210
18,900 Bank of America Corporation,
4.250%
i
333,396
14,375 Bank of America Corporation,
4.375%
i
256,019
7,200 Bank of America Corporation,
4.750%
i
140,904
14,375 Bank of America Corporation,
5.000%
i
293,969
451 Bank of America Corporation,
Convertible, 7.250%
i
550,220
3,500 Capital One Financial Corporation,
4.800%
i
65,555
14,275 Capital One Financial Corporation,
5.000%
i
280,789
3,500 Charles Schwab Corporation,
4.450%
i
68,215
2,150 Citizens Financial Group, Inc.,
7.375%
i
56,910
5,800 Corebridge Financial, Inc., 6.375% 140,882
2,975 Equitable Holdings, Inc., 5.250%
i
61,523
7,000 Fifth Third Bancorp, 4.950%
i
141,610
7,000 Huntington Bancshares, Inc./OH,
4.500%
i
125,370
14,500 JPMorgan Chase & Company,
4.200%
i
264,770
14,375 JPMorgan Chase & Company,
4.625%
i
283,331
12,500 JPMorgan Chase & Company,
4.750%
i
254,500
3,500 KeyCorp, 5.650%
i
77,385
10,650 KeyCorp, 6.200%
c,i
265,398
7,385 KKR & Company, Inc.,
Convertible, 6.250% 424,268
3,500 MetLife, Inc., 4.750%
i
70,875
8,650 Morgan Stanley, 4.250%
i
150,596
5,500 Morgan Stanley, 5.850%
i
131,010
13,100 Morgan Stanley, 7.125%
i
333,133
11,475 Public Storage, 4.125%
i
190,141
2,450 Public Storage, 4.625%
i
46,379
625 Public Storage, 4.700%
i
11,956
7,000 Regions Financial Corporation,
4.450%
i
126,560
2,650 Regions Financial Corporation,
5.700%
c,i
65,906
1,400 Synovus Financial Corporation,
8.397%
c,i
36,722
7,000 Truist Financial Corporation,
4.750%
i
135,590
8,600 U.S. Bancorp, 4.000%
i
141,470
15,500 Wells Fargo & Company, 4.250%
i
272,645
14,375 Wells Fargo & Company, 4.375%
i
258,031
7,000 Wells Fargo & Company, 4.700%
i
133,770
10,000 Wells Fargo & Company, 4.750%
i
192,800
605 Wells Fargo & Company,
Convertible, 7.500%
i
716,647
Total 8,195,460
Technology  0.1%
4,619 Hewlett Packard Enterprise
Company, Convertible, 7.625% 277,140

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  1.3% Value
Technology  0.1% - continued
4,420 Microchip Technology, Inc.,
Convertible, 7.500% $ 278,062
Total 555,202
Utilities  0.1%
17,600 CMS Energy Corporation, 4.200%
i
310,288
2,499 Nextera Energy, Inc., Convertible,
7.234% 110,556
3,534 NextEra Energy, Inc., Convertible,
7.299% 169,773
12,000 Southern Company, 4.950% 247,680
Total 838,297
Total Preferred Stock
(cost $12,528,167) 11,334,546
Shares Common Stock <0.1% Value
Communications Services  <0.1%
333 Tripadvisor, Inc.
k
5,824
Total 5,824
Consumer Discretionary  <0.1%
207 Marriott Vacations Worldwide
Corporation 15,416
Total 15,416
Energy  <0.1%
1,500 Permian Resources Corporation 21,240
Total 21,240
Financials  <0.1%
1,070 AGNC Investment Corporation 10,090
596 Annaly Capital Management, Inc. 12,117
1,137 Apollo Commercial Real Estate
Finance, Inc. 10,938
35 Block, Inc.
k
2,704
547 Chimera Investment Corporation 7,313
1,935 Rithm Capital Corporation 23,278
Total 66,440
Information Technology  <0.1%
71 InterDigital, Inc. 18,332
Total 18,332
Real Estate  <0.1%
346 Kite Realty Group Trust 7,605
Total 7,605
Total Common Stock
(cost $139,966) 134,857
Shares or
Principal
Amount Short-Term Investments 5.8% Value
Federal Home Loan Bank Discount
Notes
100,000 4.193%, 8/1/2025
l,m
99,988
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 4.185%, 9/8/2025
l,m
199,084
State Street Institutional U.S.
Government Money Market
Fund
28,874,929 4.250%
l
28,874,929
Shares or
Principal
Amount Short-Term Investments  5.8% Value
Thrivent Core Short-Term Reserve
Fund
2,250,000 4.580% $ 22,500,000
U.S. Treasury Bills
400,000 4.255%, 9/11/2025
l,n
398,047
100,000 4.224%, 10/16/2025
l,n
99,105
Total Short-Term Investments
(cost $52,156,131) 52,171,153
Total Investments (cost
$948,038,852) 104.7% $937,848,052
Other Assets and Liabilities, Net
(4.7%) (42,406,072)
Total Net Assets 100.0% $895,441,980
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $367,791,180 or 41.1%
of total net assets.
b Denotes investments purchased on a when-issued or
delayed-delivery basis.
c Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2025.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Multisector
Bond Fund as of July 31, 2025 was $324,300 or 0.04% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 152,981
Credit Suisse Group AG  2/4/2016 235,124
UBS Group AG, 12/29/2049 7/31/2025 300,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multisector Bond Fund as of July 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 16,389,267
Common Stock 2,583,475
Total lending $18,972,742
Gross amount payable upon return of
collateral for securities loaned $19,784,540
Net amounts due to counterparty $811,798
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Multisector Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 103,125,885 – 103,125,885 –
Basic Materials 11,904,334 – 11,904,334 –
Capital Goods 27,348,364 – 27,348,364 –
Collateralized Mortgage Obligations 93,458,237 – 93,458,237 –
Commercial Mortgage-Backed Securities 16,554,822 – 16,554,822 –
Communications Services 34,311,247 – 34,311,247 –
Consumer Cyclical 45,530,336 – 45,530,336 –
Consumer Non-Cyclical 44,482,549 – 44,482,549 –
Energy 35,537,352 – 35,537,352 –
Financials 107,994,614 – 107,994,614 –
Foreign Government 817,571 – 817,571 –
Mortgage-Backed Securities 101,338,912 – 101,338,912 –
Technology 31,693,376 – 31,693,376 –
Transportation 7,598,791 – 7,598,791 –
U.S. Government & Agencies 55,598,245 – 55,598,245 –
Utilities 26,080,032 – 26,080,032 –
Registered Investment Companies
U.S. Unaffiliated 27,549,703 27,549,703 – –
Preferred Stock
Basic Materials 215,306 215,306 – –
Capital Goods 845,431 845,431 – –
Communications Services 684,850 684,850 – –
Financials 8,195,460 8,195,460 – –
Technology 555,202 555,202 – –
Utilities 838,297 838,297 – –
Common Stock
Communications Services 5,824 5,824 – –
Consumer Discretionary 15,416 15,416 – –
Energy 21,240 21,240 – –
Financials 66,440 66,440 – –
Information Technology 18,332 18,332 – –
Real Estate 7,605 7,605 – –
Short-Term Investments 29,671,153 28,874,929 796,224 –
Subtotal Investments in Securities $812,064,926 $67,894,035 $744,170,891 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 83,498,586
Affiliated Short-Term Investments 22,500,000
Collateral Held for Securities Loaned 19,784,540
Subtotal Other Investments $125,783,126
Total Investments at Value $937,848,052
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Multisector Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 11,819 11,819 – –
Credit Default Swaps 164,985 – 164,985 –
Total Liability Derivatives $176,804 $11,819 $164,985 $–

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Multisector Bond Fund's futures contracts held as of July 31, 2025. Investments and/or cash totaling $299,072 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 29 September 2025 $ 6,008,740 ( $ 6,193)
Total Futures Long Contracts $ 6,008,740 ( $ 6,193)
CBOT U.S. Long Bond (25) September 2025 ( $ 2,849,730) ( $ 4,957)
CME Ultra Long Term U.S. Treasury Bond (15) September 2025 (1,759,019) (669)
Total Futures Short Contracts ( $ 4,608,749) ($5,626)
Total Futures Contracts $ 1,399,991 ($11,819)
The following table presents Multisector Bond Fund's credit default swap contracts held as of July 31, 2025. Investments totaling $497,152 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 9,500,000 $ – ( $ 164,985) ( $ 164,985)
Total Credit Default Swaps $– ($164,985) ($164,985)
1 As the buyer of protection, Multisector Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multisector Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multisector Bond Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Multisector Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multisector Bond Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $74,693 $10,044 $3,420 $83,499 9,893 9.3%
Total U.S. Affiliated Registered Investment
Companies 74,693 83,499 9.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% 49,780 89,881 117,161 22,500 2,250 2.5
Total Affiliated Short-Term Investments 49,780 22,500 2.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   35,757 375,411 391,383 19,785 19,785 2.2
Total Collateral Held for Securities Loaned 35,757 19,785 2.2
Total Value $160,230 $125,784
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($604) $2,786 $– $3,694
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% – – – 1,205
Total Income/Non Cash Income from Affiliated Investments $4,899
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 113
Total Affiliated Income from Securities Loaned, Net $113
Total ($604) $2,786 $–

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.6% Value
Alabama  1.4%
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,290,638
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
789,989
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AG Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
1,951,182
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,003,447
2,000,000 5.250%, 8/1/2048, Ser. A
b
1,969,183
Jefferson County, AL Sewer Rev.
Refg. Warrants
1,250,000 5.500%, 10/1/2053 1,269,412
1,500,000 5.250%, 10/1/2049 1,505,319
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
300,000
5.000%, 6/1/2054, Ser. A,
AMT 272,768
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,006,817
Total 16,058,755
Alaska  0.1%
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Pipeline Company)
1,550,000 2.750%, 12/1/2033
a
1,550,000
100,000 2.750%, 12/1/2033
a
100,000
Total 1,650,000
Arizona  1.7%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053
c
690,681
275,000 5.250%, 7/1/2043
c
261,936
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 768,861
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
c
1,863,107
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 278,892
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 814,896
1,000,000 5.250%, 11/1/2053, Ser. A 969,933
1,000,000 5.250%, 11/1/2048, Ser. A 981,749
Principal
Amount Long-Term Fixed Income  99.6% Value
Arizona  1.7% - continued
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
$ 3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
$ 3,814,417
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
2,000,000 5.000%, 5/15/2056, Ser. A 1,619,700
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
c
933,970
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 1,953,608
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
150,000 2.100%, 11/15/2052, Ser. A
a
150,000
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,450,092
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 502,761
725,000 5.000%, 8/1/2039 739,342
Yuma, AZ Industrial Development
Auth. Hospital Rev. Refg. (Yuma
Regional Medical Center)
1,000,000 5.250%, 8/1/2054, Ser. A 1,004,122
Total 18,798,067
Arkansas  0.1%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 752,411
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 501,228
Total 1,253,639
California  6.3%
Beverly Hills Unified School District,
Los Angeles County, CA GO
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,383,817
Burbank-Glendale-Pasadena, CA
Airport Auth. Rev. (AG Insured)
500,000
4.500%, 7/1/2054, Ser. B,
AMT
b
447,783
525,000
4.375%, 7/1/2049, Ser. B,
AMT
b
466,658
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
a
1,823,617
5,000,000 5.500%, 11/1/2028, Ser. D
a
5,279,810

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
California  6.3% - continued
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
$ 55,000 5.000%, 6/1/2049, Ser. B-1 $ 52,463
California Educational Fac. Auth.
Rev. (Stanford University)
5,000,000 5.250%, 4/1/2040 5,692,024
8,300,000 5.000%, 6/1/2046, Ser. U-7 8,804,418
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 911,075
800,000 5.250%, 8/15/2058, Ser. A 807,646
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,338,738
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
435,000 5.750%, 5/1/2054, Ser. A
c
421,318
140,000 5.875%, 5/1/2059, Ser. A
c
136,992
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT
a
1,000,040
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources, LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
c
1,029,591
550,000 5.000%, 7/1/2038, AMT
c
562,041
500,000 5.000%, 11/21/2045, AMT
c
487,864
California Public Finance Auth.
Health Care Fac. Rev. (Hazelden
Betty Ford Foundation)
1,000,000 5.000%, 11/1/2054, Ser. A 957,483
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AG Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
503,445
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,006,865
California Various Purpose GO
500,000 4.000%, 10/1/2050 436,301
10,000 5.250%, 4/1/2029 10,017
Eastern California Municipal Water
District Water and Wastewater
Rev. Refg.
1,440,000 1.900%, 7/1/2046, Ser. A
a
1,440,000
Irvine, CA Improvement Bond Act
1915 Assessment District No.
07-22 SAB
5,800,000 2.200%, 9/2/2032, Ser. A
a
5,800,000
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,437,303
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,166,777
San Francisco, CA City & County
Airport Commission International
Airport Rev.
7,500,000
5.500%, 5/1/2055, Ser. A,
AMT 7,737,231
Principal
Amount Long-Term Fixed Income  99.6% Value
California  6.3% - continued
University of California Regents
Medical Center Rev.
$ 7,500,000 5.000%, 5/15/2047, Ser. P $ 7,505,087
Total 70,646,404
Colorado  4.1%
Canyons Metropolitan District No.
5, CO LTGO Rev. Refg. (BAM
Insured)
1,500,000 5.250%, 12/1/2059, Ser. A
b
1,480,275
CCP Metropolitan District No. 3, CO
LTGO Refg.
750,000 5.000%, 12/1/2053 695,806
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 773,504
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 606,445
475,000 5.000%, 4/1/2048 451,582
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,319,019
2,500,000 5.000%, 12/1/2055 2,290,988
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
c
979,272
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,534,918
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,057,041
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,190,847
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
2,000,000 5.250%, 12/1/2054, Ser. A 2,006,034
10,000,000 4.000%, 8/1/2049, Ser. A-2 8,256,340
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,039,239
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,311,473
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
c
1,520,264
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 965,076

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Colorado  4.1% - continued
Gunnison County, CO Housing
Auth. Rev. (Whetstone Housing)
(BAM Insured)
$ 1,300,000 5.125%, 6/1/2055
b
$ 1,284,588
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,000,519
2,250,000 5.000%, 12/1/2046, Ser. A 2,167,323
Southern Ute Indian Tribe of
Southern Ute Indian Reservation,
CO UTGO
2,000,000 5.000%, 4/1/2035, Ser. A
c
2,109,504
Total 46,040,057
Connecticut  1.1%
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 721,632
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,709,527
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
c
832,600
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 4,992,292
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 430,996
4,000,000 5.000%, 7/1/2047, Ser. L 3,955,531
Total 12,642,578
Delaware  0.4%
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 1,863,624
600,000 4.000%, 9/1/2051 468,005
Delaware Economic Development
Auth. Retirement Communities
Rev. (Acts Retirement-Life
Communities, Inc.)
1,000,000 5.250%, 11/15/2053, Ser. B 959,458
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 852,667
500,000 5.000%, 7/1/2048, Ser. A 457,597
Total 4,601,351
District Of Columbia  0.7%
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,101,940
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,099,278
Principal
Amount Long-Term Fixed Income  99.6% Value
District Of Columbia  0.7% - continued
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
$ 1,000,000
4.500%, 10/1/2053, Ser. A,
AMT $ 899,692
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,007,022
2,000,000
5.500%, 10/1/2054, Ser. A,
AMT 2,048,435
1,000,000
5.250%, 10/1/2049, Ser. A,
AMT 1,007,763
Metropolitan Washington DC
Airports Auth. Dulles Toll Road
Rev. Refg. (Dulles Metrorail
& Capital Improvement) (AG
Insured)
1,000,000 4.000%, 10/1/2049
b
851,829
Total 8,015,959
Florida  5.1%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 960,006
500,000 4.000%, 10/1/2046 395,064
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,750,000 5.650%, 3/1/2054
b
3,882,624
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 532,854
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,424,432
CityPlace Community Development
District, FL SAB Refg.
540,000 5.000%, 5/1/2026 546,546
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,177,079
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A 1,404,703
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 910,761
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 225,120
250,000 4.000%, 7/1/2055, Ser. A 188,036
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
2,250,000 4.500%, 8/1/2055, Ser. A 1,949,803

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Florida  5.1% - continued
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
$ 5,000,000 5.000%, 3/1/2042 $ 4,785,326
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,600,000 5.250%, 10/1/2051, AMT 3,645,171
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 2,998,142
Lee County, FL Airport Rev.
1,000,000 5.250%, 10/1/2054, AMT 1,003,384
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 593,598
Lee County, FL Industrial
Development Auth. Hospital Rev.
Refg. (Lee Health System, Inc.)
1,000,000 5.000%, 4/1/2044, Ser. A-1 967,728
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,374,728
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 991,508
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,500,000 4.500%, 10/1/2056, Ser. A 1,331,706
1,250,000 5.250%, 10/1/2056, Ser. A 1,245,451
1,250,000 5.000%, 10/1/2047, Ser. A 1,215,446
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
2,750,000 5.000%, 8/1/2054 2,502,715
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 894,573
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 933,747
500,000 5.000%, 11/1/2047, Ser. A 477,396
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 2,968,625
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 6,451,342
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
c
216,648
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,015,629
Principal
Amount Long-Term Fixed Income  99.6% Value
Florida  5.1% - continued
Village Community Development
District No. 15, Wildwood, FL
SAB
$ 295,000 5.250%, 5/1/2054
c
$ 284,416
800,000 4.800%, 5/1/2055
c
712,971
Total 57,207,278
Georgia  2.0%
Atlanta, GA Airport Passenger Fac.
Charge Rev.
1,630,000
5.250%, 7/1/2044, Ser. E,
AMT 1,662,947
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,444,530
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,427,795
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,599,081
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A 1,875,341
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 200,504
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,821,151
1,920,000 5.000%, 5/15/2033, Ser. A 1,975,420
1,900,000 5.000%, 5/15/2034, Ser. A 1,945,780
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 242,636
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 1,951,210
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,623,518
Total 22,769,913
Guam  0.1%
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 238,035
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 756,495
Total 994,530
Hawaii  0.1%
Hawaii Department of
Transportation Airport Division
Lease Rev. COP
1,600,000 5.000%, 8/1/2028, AMT 1,601,579
Total 1,601,579
Idaho  0.5%
College of Western Idaho Annual
Appropriation COP
3,800,000 5.000%, 8/1/2052 3,606,726

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Idaho  0.5% - continued
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
$ 1,000,000 4.000%, 3/1/2051, Ser. A $ 812,407
800,000 4.000%, 3/1/2046, Ser. A 676,049
Total 5,095,182
Illinois  4.4%
Chicago, IL Metropolitan Water
Reclamation District GO Refg.
6,550,000 5.250%, 12/1/2032, Ser. C 7,489,381
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,015,645
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 960,836
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 962,074
Chicago, IL O'Hare International
Airport Rev. Refg.
5,000,000 5.000%, 1/1/2048, Ser. B 4,954,941
Chicago, IL O'Hare International
Airport Special Fac. Rev. (TRIPS
Obligated Group)
780,000 5.500%, 7/1/2040, AMT 814,975
800,000 5.500%, 7/1/2041, AMT 827,796
Chicago, IL Wastewater
Transmission Rev. (AG Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
5,014,579
Chicago, IL Waterworks Rev. (AG
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,505,434
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 981,746
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 823,261
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
250,544
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 1,955,266
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,694,588
2,100,000 5.000%, 8/1/2047, Ser. A 1,967,236
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 504,233
2,885,000 5.000%, 2/15/2037 2,835,093
1,000,000 5.000%, 2/15/2047, Ser. A 909,374
Illinois GO
1,000,000 5.500%, 5/1/2047, Ser. B 1,017,623
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
6,647,978
Principal
Amount Long-Term Fixed Income  99.6% Value
Illinois  4.4% - continued
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
$ 500,000 5.000%, 6/15/2042, Ser. B $ 504,338
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
d
1,347,681
Peoria, IL GO (AG Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,175,090
1,750,000 4.375%, 1/1/2042, Ser. A
b
1,709,160
Total 48,868,872
Indiana  1.5%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
1,650,000 5.750%, 3/1/2054, Ser. A 1,678,366
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AG Insured)
4,750,000 4.250%, 1/1/2047
b
4,162,048
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 567,375
2,250,000 5.375%, 6/1/2064, Ser. A 2,175,725
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
1,000,000 6.000%, 3/1/2053, Ser. E 1,019,715
750,000 6.125%, 3/1/2057, Ser. E 769,202
Northern Indiana Commuter
Transportation District Industrial
Rev.
1,000,000 5.000%, 1/1/2054 993,639
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,673,110
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
350,000 5.000%, 1/1/2054, AMT
c
319,384
Whiting, IN Environmental Fac. Rev.
(BP Products North America,
Inc.)
1,000,000 4.200%, 6/1/2044
a
992,119
Total 16,350,683
Iowa  0.8%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,038,009
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 1,965,115
650,000 5.375%, 10/1/2052 644,081
Total 8,647,205
Kansas  0.6%
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,649,346
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
c
362,195

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Kansas  0.6% - continued
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
$ 3,410,000 5.000%, 3/1/2047, Ser. A $ 3,335,069
Total 6,346,610
Kentucky  1.0%
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 874,195
Kenton County, KY Airport Board
Rev.
1,000,000
5.250%, 1/1/2054, Ser. A,
AMT 990,900
1,125,000
5.250%, 1/1/2049, Ser. A,
AMT 1,125,605
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 7,520,981
Paducah, KY Electric Plant Board
Rev. (AG Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
764,127
Total 11,275,808
Louisiana  0.7%
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AG Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
838,600
Louisiana Public Fac. Auth. Rev.
(I-10 Calcasieu River Bridge
Public-Private Partnership)
2,500,000 5.500%, 9/1/2059, AMT 2,487,122
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,021,810
1,500,000 5.000%, 7/1/2048, Ser. A 1,484,631
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AG Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
1,480,252
Total 8,312,415
Maine  0.1%
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 839,965
Total 839,965
Maryland  1.4%
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,607,741
Principal
Amount Long-Term Fixed Income  99.6% Value
Maryland  1.4% - continued
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AG
Insured)
$ 5,000,000
5.250%, 8/1/2054, Ser. A,
AMT
b
$ 4,968,984
4,250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
4,226,291
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,028,029
1,325,000 6.000%, 7/1/2058, Ser. A 1,377,014
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown) (AG
Insured)
2,000,000 5.125%, 7/1/2059
b
1,968,782
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 162,013
600,000 5.250%, 7/1/2053 587,763
200,000 4.000%, 7/1/2045 170,034
Total 16,096,651
Massachusetts  2.5%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 742,111
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 3,860,229
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 2,792,926
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 412,575
Massachusetts GO
3,125,000 5.000%, 9/1/2048, Ser. E 3,125,979
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
9,295,000 5.250%, 7/1/2033, Ser. L 10,839,797
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 5,798,241
Total 27,571,858
Michigan  3.0%
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,195,136

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Michigan  3.0% - continued
Great Lakes Water Auth., MI Water
Supply System Rev.
$ 5,000,000 5.000%, 7/1/2046, Ser. A $ 4,960,471
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,027,500
2,110,000 4.000%, 9/1/2046 1,712,039
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 545,177
7,775,000 5.000%, 12/31/2043, AMT 7,534,976
5,110,000 5.000%, 6/30/2048, AMT 4,838,133
Saginaw, MI City School District
UTGO
2,500,000 4.000%, 5/1/2050 2,106,486
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AG Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
b
4,086,809
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
b
1,800,810
Total 33,807,537
Minnesota  3.1%
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
500,000 6.250%, 3/1/2054, Ser. A 454,568
Center City, MN Health Care Fac.
Rev. Refg. (Hazelden Betty Ford
Foundation)
795,000 5.000%, 11/1/2047 778,523
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,330,000 5.000%, 7/1/2043, Ser. A 2,191,771
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,514,412
2,500,000 5.250%, 6/15/2047, Ser. B 2,526,936
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 318,044
Minneapolis, MN Health Care
System Rev. Refg. (Fairview
Health Services)
5,000,000 5.000%, 11/15/2049, Ser. A 4,774,527
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053 436,825
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,328,249
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,047,890
Principal
Amount Long-Term Fixed Income  99.6% Value
Minnesota  3.1% - continued
Minnesota Agricultural and
Economic Development
Board Health Care Fac. Rev.
(HealthPartners Obligated
Group)
$ 2,500,000 5.250%, 1/1/2054 $ 2,495,806
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,482,569
4,000,000 5.000%, 10/1/2052, Ser. B 3,953,518
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,037,341
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 932,906
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,638,695
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,043,701
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 851,907
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 461,145
Total 35,269,333
Mississippi  0.6%
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
5,000,000 4.000%, 6/1/2053, Ser. A 4,213,282
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Development
Rev. (Chevron USA, Inc.)
2,680,000 2.750%, 12/1/2030, Ser. D
a
2,680,000
Total 6,893,282
Missouri  1.0%
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AG Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
4,098,553
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
500,000 5.750%, 8/15/2059, Ser. A 474,035
1,200,000 5.000%, 8/15/2042, Ser. A 1,069,634

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Missouri  1.0% - continued
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
$ 2,000,000 5.000%, 12/1/2052 $ 1,959,230
Missouri Health and Educational
Fac. Auth. Health Fac. Rev. Refg.
(Lake Regional Health System)
1,200,000 4.000%, 2/15/2051 946,608
Ozark, MO R-6 School District COP
530,000 5.000%, 4/1/2042 542,757
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
c
2,593,863
Total 11,684,680
Montana  0.5%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 2,496,277
1,000,000 4.000%, 7/1/2044 680,856
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,378,088
Total 5,555,221
Nebraska  1.7%
Dodge County, NE School District
No. 1 UTGO (Fremont Public
Schools) (AG Insured)
3,000,000 5.000%, 12/15/2048
b
3,042,321
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,065,004
Omaha, NE Airport Auth. Airport
Fac. Rev. (AG Insured)
3,400,000 5.250%, 12/15/2054, AMT
b
3,398,728
Omaha, NE Public Power District
Electric Rev.
2,500,000 5.250%, 2/1/2055, Ser. A 2,588,168
8,275,000 5.000%, 2/1/2046, Ser. A 8,329,302
Total 19,423,523
Nevada  0.7%
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,445,917
3,250,000 5.000%, 9/1/2047, Ser. A 3,027,107
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
1,000,000 5.000%, 7/1/2049, Ser. A 1,003,122
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
100,000 6.000%, 6/1/2053 102,308
350,000 6.000%, 6/1/2048 359,769
Principal
Amount Long-Term Fixed Income  99.6% Value
Nevada  0.7% - continued
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
$ 750,000
5.250%, 7/1/2054, Ser. A,
AMT $ 744,220
1,000,000
5.250%, 7/1/2049, Ser. A,
AMT 997,074
Total 7,679,517
New Hampshire  1.0%
National Finance Auth., NH Rev.
(Abilene Christian University
Energy)
6,000,000 5.250%, 11/1/2054, Ser. A 5,814,383
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 716,697
New Hampshire Health and
Education Fac. Auth. Rev. (BAM
Insured)
5,000,000 5.000%, 8/1/2059, Ser. A
b
5,005,056
Total 11,536,136
New Jersey  2.4%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 409,182
750,000 6.000%, 6/15/2047 770,726
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
e
1,601,806
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,520,878
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,535,157
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 8,431,019
500,000 5.500%, 6/15/2050, Ser. CC
e
584,161
New Jersey Turnpike Auth. Rev.
1,000,000 4.125%, 1/1/2054, Ser. B 857,523
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 8,882,127
Total 26,592,579
New York  8.9%
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,364,394
Build NYC Resource Corporation,
NY Airport Fac. Rev. (TrIPS
Obligated Group)
1,000,000 5.500%, 7/1/2055, AMT 982,177
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
c
326,664

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
New York  8.9% - continued
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
$ 1,275,000 5.000%, 6/15/2052, Ser. A $ 1,032,453
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
1,075,000 5.500%, 6/15/2053, Ser. A
c
1,025,060
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,888,421
Monroe County, NY Industrial
Development Corporation
Charter School Rev. (True North
Rochester Preparatory Charter
School)
1,000,000 5.000%, 6/1/2050, Ser. A
c
911,951
New York City, NY GO
1,550,000 2.750%, 4/1/2036, Ser. L-3
a
1,550,000
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,097,046
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 14,705,732
4,000,000 4.125%, 6/15/2047, Ser. DD 3,592,593
510,000
2.750%, 6/15/2049, Ser.
BB-1
a
510,000
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 16,852,563
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,518,002
600,000 2.750%, 8/1/2041
a
600,000
New York City, NY Transitional
Finance Auth. Rev.
1,200,000 5.500%, 5/1/2052, Ser. D 1,257,621
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,310,000 5.000%, 2/15/2043, Ser. B 8,406,310
10,000 5.000%, 2/15/2043, Ser. B
e
10,502
10,000 5.000%, 2/15/2043, Ser. B
e
10,502
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,429,254
2,200,000 5.000%, 7/15/2042, Ser. A 2,188,856
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 588,082
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
3,000,000 6.000%, 6/30/2054, AMT 3,047,163
2,000,000 6.000%, 6/30/2059, AMT 2,049,304
8,500,000 5.500%, 6/30/2060, AMT 8,238,934
Principal
Amount Long-Term Fixed Income  99.6% Value
New York  8.9% - continued
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
$ 775,000 5.000%, 1/1/2036, AMT $ 780,425
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT 541,461
750,000 5.625%, 4/1/2040, AMT 769,226
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,003,362
1,000,000 5.000%, 12/1/2040, AMT 997,546
1,000,000 5.000%, 12/1/2041, AMT 986,791
600,000 5.000%, 12/1/2042, AMT 586,789
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 13,171,601
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
261,276
Port Auth. of New York & New
Jersey Rev. Refg.
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,653,606
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytechnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 768,045
Total 99,703,712
North Carolina  0.9%
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,533,105
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,151,875
Fuquay-Varina, NC Combined
Utilities Rev.
1,325,000 4.000%, 2/1/2044, Ser. B 1,208,341
Greater Asheville, NC Regional
Airport Auth. Rev. (AG Insured)
750,000 5.250%, 7/1/2053, AMT
b
743,406
1,000,000 5.250%, 7/1/2048, AMT
b
996,335
Nash Health Care Systems, NC
Health Care Fac. Rev.
1,000,000 5.250%, 2/1/2055
f
977,492
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,250,000 5.000%, 10/1/2050, Ser. A 1,166,239

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
North Carolina  0.9% - continued
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
$ 750,000 5.125%, 10/1/2054, Ser. A $ 710,895
Total 10,487,688
North Dakota  0.5%
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AG Insured)
250,000 5.000%, 12/1/2053, Ser. A
b
243,269
250,000 5.000%, 12/1/2048, Ser. A
b
246,634
Horace, ND Refg. Improvement
UTGO
1,800,000 5.000%, 5/1/2048, Ser. A 1,699,495
University of North Dakota
COP (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,781,809
Total 5,971,207
Ohio  3.7%
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,585,851
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,003,050
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 432,618
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
7,000,000 5.000%, 6/1/2055, Ser. B-2 5,686,127
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
1,350,000
5.250%, 1/1/2045, Ser. A,
AMT 1,363,222
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
1,000,000 5.000%, 12/1/2054 924,448
500,000 5.000%, 12/1/2044 483,203
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
1,000,000 5.750%, 1/1/2053, Ser. A 1,010,499
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
300,000 5.250%, 9/1/2054 293,702
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 661,387
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,286,360
Principal
Amount Long-Term Fixed Income  99.6% Value
Ohio  3.7% - continued
Ohio Higher Educational Fac.
Commission Rev. (Cleveland
Clinic Health System Obligated
Group)
$ 800,000 2.650%, 1/1/2039, Ser. B-2
a
$ 800,000
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,042,781
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,400,143
Ohio Higher Educational Fac.
Commission Rev. Refg. (Xavier
University 2024)
1,250,000 5.250%, 5/1/2054 1,206,901
1,400,000 5.250%, 5/1/2049 1,367,309
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 10,062,944
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
5,135,000 5.500%, 2/15/2026, Ser. A
b
5,213,011
Ohio University Athens General
Receipts Rev.
500,000 5.250%, 12/1/2052 509,625
750,000 5.250%, 12/1/2054 763,119
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
750,000 5.000%, 12/1/2053, Ser. B 725,524
500,000 5.000%, 12/1/2063, Ser. B 474,386
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center) (AG Insured)
750,000 4.375%, 12/1/2058, Ser. B
b
653,619
Total 41,949,829
Oklahoma  0.8%
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,526,382
5,665,000 5.000%, 1/1/2047, Ser. C 5,667,952
Osage County, OK Industrial Auth.
Use Tax Rev.
1,000,000 6.500%, 9/1/2040 1,044,894
Total 9,239,228
Oregon  1.6%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 236,721
750,000 5.250%, 8/1/2044 739,438
500,000 5.250%, 8/1/2049 478,787
Clackamas & Washington Counties,
OR Joint School District No.
3 GO (West Linn-Wilsonville
Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 335,224

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Oregon  1.6% - continued
Multnomah & Clackamas Counties,
OR School District GO
$ 520,000
Zero Coupon, 6/15/2035,
Ser. A $ 337,022
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
1,250,000 5.500%, 12/1/2054, Ser. A 1,145,240
500,000 5.375%, 12/1/2045, Ser. A 465,307
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 4,899,385
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
3,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 3,710,163
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR GO
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,594,352
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
c
824,522
Total 17,766,161
Pennsylvania  4.1%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,593,278
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AG Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
b
1,527,290
2,500,000
5.500%, 1/1/2055, Ser. A,
AMT
b
2,567,639
4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
b
4,602,152
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
455,000 5.000%, 1/1/2038 446,198
Delaware County, PA Industrial
Development Auth. Airport
Fac. Rev. Refg. (United Parcel
Service)
1,820,000 2.750%, 9/1/2045
a
1,820,000
Northampton County, PA General
Purpose Auth. Hospital Rev.
Refg. (St. Luke's University
Health Network)
8,330,000 5.250%, 8/15/2053, Ser. A-1 8,185,186
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,536,513
Principal
Amount Long-Term Fixed Income  99.6% Value
Pennsylvania  4.1% - continued
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
$ 1,000,000 5.250%, 7/1/2049, Ser. B-1 $ 952,842
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
2,200,000 4.000%, 8/1/2054 1,846,709
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 818,103
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 1,941,404
Pennsylvania Turnpike Commission
Turnpike Rev. (AG Insured)
8,000,000 6.250%, 6/1/2033, Ser. C
b
8,192,294
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
2,662,764
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
7,000,000 5.250%, 12/1/2053, Ser. A 7,112,125
Total 45,804,497
Puerto Rico  0.5%
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 896,264
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,003,573
Total 5,899,837
Rhode Island  0.5%
Rhode Island Health and
Educational Building Corporation
Rev. (Central Falls Public School)
5,150,000 5.250%, 5/15/2050 5,218,754
Total 5,218,754
South Carolina  2.2%
Charleston County, SC Airport
District Airport System Rev.
1,250,000
5.250%, 7/1/2054, Ser. A,
AMT 1,252,404
1,075,000
5.250%, 7/1/2049, Ser. A,
AMT 1,080,170
South Carolina Jobs-Economic
Development Auth. Health
Care Fac. Rev. (Novant Health
Obligated Group)
5,000,000 4.500%, 11/1/2054, Ser. A 4,461,093
South Carolina Jobs-Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 1,957,366
South Carolina Jobs-Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 5,099,469

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
South Carolina  2.2% - continued
$ 4,500,000 4.250%, 2/1/2048 $ 4,065,397
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
2,460,000 5.000%, 4/1/2054, Ser. A 2,237,650
South Carolina Jobs-Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 1,872,907
South Carolina Public Service Auth.
Rev. Refg.
1,000,000 5.250%, 12/1/2054, Ser. B 1,005,637
South Carolina Public Service Auth.
Rev. Refg. (AG Insured)
1,250,000 5.000%, 12/1/2054, Ser. B
b
1,245,701
Total 24,277,794
South Dakota  0.1%
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 638,779
Total 638,779
Tennessee  0.3%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,108,425
Metropolitan Government of
Nashville and Davidson County,
TN Water and Sewer Rev. Refg.
1,000,000 5.250%, 7/1/2055 1,033,472
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,019,606
Total 3,161,503
Texas  13.5%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
1,000,000 6.000%, 6/1/2053
c
963,423
750,000 6.250%, 6/1/2063
c
730,437
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,686,732
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Harmony Public Schools)
(PSF-GTD Insured)
4,000,000 4.000%, 2/15/2054
b
3,307,277
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 971,145
Central Texas Regional Mobility
Auth. Rev.
500,000 5.000%, 1/1/2045, Ser. E 502,002
Principal
Amount Long-Term Fixed Income  99.6% Value
Texas  13.5% - continued
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
$ 3,500,000 4.250%, 8/15/2052
b
$ 3,002,590
Clifton, TX Higher Education
Finance Corporation Education
Rev. Refg. (IDEA Public Schools)
(PSF-GTD Insured)
2,500,000 5.000%, 8/15/2050
b
2,484,676
2,750,000 5.000%, 8/15/2055
b
2,714,802
Dallas and Fort Worth, TX
International Airport Rev. Refg.
2,000,000 4.000%, 11/1/2045, Ser. B 1,792,434
Denton, TX Independent School
District UTGO (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
b
2,584,864
FW Texas Street Public Fac.
Corporation Residential
Development Rev. (River District)
2,000,000 5.000%, 5/1/2038 1,973,289
Galveston, TX Wharves & Terminal
Rev.
600,000
5.500%, 8/1/2042, Ser. A,
AMT 614,672
400,000
5.500%, 8/1/2043, Ser. A,
AMT 408,206
1,000,000 6.000%, 8/1/2043, AMT 1,053,382
500,000
5.500%, 8/1/2044, Ser. A,
AMT 506,200
Georgetown, TX Utility System Rev.
(AG Insured)
7,000,000 4.250%, 8/15/2047
b
6,278,804
Greater Texas Cultural Education
Fac. Finance Corporation Rev.
(Texas Biomedical Research
Institute)
5,500,000 5.250%, 6/1/2054, Ser. A 5,345,633
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AG Insured)
6,000,000 4.250%, 10/1/2053
b
5,111,761
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
160,000 5.000%, 1/1/2033, Ser. A 160,040
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 5,812,161
Harris County, TX Industrial
Development Corporation Rev.
(Exxon)
100,000 2.840%, 8/15/2027, AMT
a
100,000
Harris County, TX Toll Road Rev.
5,000,000 4.000%, 8/15/2049, Ser. A 4,251,287
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
350,000
5.500%, 7/15/2038, Ser. B,
AMT 361,326

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Texas  13.5% - continued
Houston, TX Airport System Rev.
Refg.
$ 3,000,000
5.250%, 7/1/2041, Ser. A,
AMT
f
$ 3,088,498
Houston, TX Airport System Rev.
Refg. (AG Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
4,697,167
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
2,995,309
Houston, TX Water and Sewer
System Rev. Refg. (AG Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,e
11,802,848
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,148,659
Kerrville, TX Public Utility Board
Public Fac. Corporation Power
Supply Rev. (BAM Insured)
5,000,000 5.250%, 4/15/2047, Ser. A
b
5,130,047
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AG
Insured)
6,000,000 5.500%, 5/15/2053
b
6,219,153
2,000,000 5.500%, 5/15/2048
b
2,067,000
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (ExxonMobil)
100,000 2.800%, 8/1/2025
a
100,000
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. Refg.
(ExxonMobil)
570,000 2.800%, 5/1/2046
a
570,000
Midland County, TX Hospital
District Rev. (BAM Insured)
1,250,000 5.250%, 5/15/2054, Ser. A
b
1,257,615
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,401,157
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
820,000 5.000%, 4/1/2029, Ser. A 820,218
North East Independent School
District, Bexar County, TX UTGO
Refg. (PSF-GTD Insured)
5,000,000 5.250%, 2/1/2028
b
5,327,095
2,000,000 5.250%, 2/1/2029
b
2,175,804
North Texas Tollway Auth. System
Rev. Refg. (AG Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,649,498
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,506,274
Principal
Amount Long-Term Fixed Income  99.6% Value
Texas  13.5% - continued
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
$ 2,130,000 5.000%, 6/1/2046 $ 1,863,485
San Antonio, TX Electric and Gas
Systems Rev.
3,000,000 5.500%, 2/1/2050, Ser. A 3,139,323
1,500,000 5.250%, 2/1/2049, Ser. A 1,544,187
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 604,001
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 493,706
750,000 5.500%, 11/15/2047, Ser. D 767,250
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
1,000,000 5.000%, 10/1/2049 930,255
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,060,997
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,003,159
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 14,034,521
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 453,681
4,275,000 4.000%, 6/30/2040, Ser. A 3,840,669
Texas Technical College System
Rev. (Financing System
Improvement) (AG Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
b
3,213,359
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
2,500,000 4.375%, 8/1/2054
b
2,231,191
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,158,038
Total 151,011,307
Utah  1.9%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
1,000,000 5.625%, 12/1/2053
c
970,835

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Utah  1.9% - continued
Downtown Revitalization Public
Infrastructure District, UT Sales
Tax Rev. (SEG Redevelopment)
(AG Insured)
$ 500,000 5.500%, 6/1/2055, Ser. A
b
$ 519,859
250,000 5.500%, 6/1/2055, Ser. B
b
259,929
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 251,363
2,000,000 5.000%, 7/1/2045, Ser. A 2,004,743
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,432,963
3,000,000 5.000%, 10/1/2049, Ser. A 2,981,337
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AG Insured)
1,825,000 4.000%, 2/1/2048
b
1,522,652
Orem, UT GO
6,880,000 5.000%, 12/1/2046 6,892,107
Salt Lake City, UT Airport Rev.
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,120,876
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 764,158
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 367,665
Total 21,088,487
Vermont  0.4%
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,014,811
1,000,000 5.000%, 12/1/2036, Ser. A 1,003,726
Total 4,018,537
Virginia  2.6%
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,569,193
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
650,000 6.875%, 12/1/2058, Ser. A 678,394
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,235,512
Virginia Small Business Financing
Auth. Residential Care Fac. Rev.
(LifeSpire of Virginia)
1,000,000 5.500%, 12/1/2054, Ser. A 983,232
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 570,363
6,575,000 5.000%, 12/31/2049, AMT 6,118,119
10,610,000 5.000%, 12/31/2052, AMT 9,822,619
Principal
Amount Long-Term Fixed Income  99.6% Value
Virginia  2.6% - continued
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
$ 500,000 4.000%, 1/1/2048, AMT $ 404,171
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 459,211
1,000,000 4.000%, 1/1/2040, AMT 898,817
Total 28,739,631
Washington  1.8%
Energy Northwest, WA Electric Rev.
Refg. (Columbia Generating
Station)
1,000,000 5.000%, 7/1/2043, Ser. A 1,033,583
Grant County, WA Public Hospital
District No. 2 UTGO (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 2,978,957
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
758,843
Port of Seattle, WA Rev. Refg.
2,250,000
5.250%, 7/1/2049, Ser. B,
AMT 2,270,416
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
1,750,000 5.500%, 12/1/2054 1,762,028
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,026,031
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
c
554,274
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,667,128
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 415,918
450,000 4.000%, 5/1/2045 393,772
Washington Housing Finance
Commission Certificates Rev.
994,954 4.085%, 3/20/2040, Ser. A
a
915,073
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
1,200,000 5.000%, 7/1/2048, Ser. A 1,128,888
Washington Housing Finance
Commission Nonprofit Rev.
(Radford Court and Nordheim
Court Portfolio)
1,000,000 5.500%, 7/1/2059 997,900
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
1,340,000 6.125%, 7/1/2053
c
1,404,400
1,250,000 6.250%, 7/1/2059
c
1,316,504
Total 20,623,715

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
West Virginia  1.2%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
$ 750,000 5.250%, 6/1/2053 $ 704,828
500,000 5.250%, 6/1/2044 484,838
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,729,572
2,000,000 4.250%, 6/1/2047, Ser. A 1,757,412
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 8,298,143
Total 12,974,793
Wisconsin  3.4%
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
475,000 6.250%, 7/15/2053, Ser. A
c
480,913
750,000 6.500%, 7/15/2063, Ser. A
c
766,130
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
500,000 6.875%, 7/1/2053
c
502,343
750,000 7.000%, 7/1/2058
c
753,225
Public Finance Auth., WI Health
Care System Rev. Refg. (Cone
Health)
8,860,000 2.700%, 8/1/2025, Ser. C
a
8,860,000
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 1,973,298
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 936,978
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
b
1,004,025
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 2,986,577
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 368,679
920,000 5.500%, 7/1/2043, AMT 920,335
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 1,880,461
4,000,000 4.000%, 9/30/2051, AMT 3,091,692
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
575,000 5.250%, 6/1/2054, Ser. A 549,325
Principal
Amount Long-Term Fixed Income  99.6% Value
Wisconsin  3.4% - continued
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
$ 2,000,000 5.750%, 7/1/2063, Ser. A
c
$ 1,862,634
Public Finance Auth., WI Toll Rev.
(Georgia SR 400 Express Lanes)
2,000,000 6.500%, 6/30/2060, AMT
f
2,102,669
2,250,000 5.750%, 12/31/2065, AMT
f
2,145,066
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,287,949
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
750,000 6.000%, 10/1/2049 748,424
Wisconsin Health & Educational
Fac. Auth. Rev. (Marshfield Clinic
Health System, Inc.)
1,000,000 5.500%, 2/15/2054, Ser. A 1,043,897
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 719,386
500,000 5.750%, 8/15/2059, Ser. A 494,517
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 823,441
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 1,943,620
Total 38,245,584
Total Long-Term Fixed Income
(cost $1,191,129,100) 1,116,948,210
Principal
Amount Short-Term Investments <0.1%
g
Value
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.205%, 9/5/2025
h
99,577
Total Short-Term Investments
(cost $99,591) 99,577
Total Investments
(cost $1,191,228,691) 99.6% $1,117,047,787
Other Assets and Liabilities, Net
0.4% 4,351,813
Total Net Assets 100.0% $1,121,399,600
a Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.

Municipal Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $30,223,752 or 2.7% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2025.
e Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of July 31, 2025 was $758,843 or 0.07% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2025.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 738,554
Definitions:
AG - Assured Guaranty, Inc.
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 203,792,615 – 203,792,615 –
Electric Revenue 40,100,247 – 40,100,247 –
Escrowed/Pre-refunded 14,009,819 – 14,009,819 –
General Obligation 63,353,726 – 63,353,726 –
Health Care 237,998,629 – 237,998,629 –
Housing Finance 30,278,567 – 30,278,567 –
Industrial Development Revenue 37,977,247 – 37,977,247 –
Other Revenue 54,417,783 – 54,417,783 –
Tax Revenue 62,956,319 – 62,956,319 –
Transportation 303,851,825 – 303,851,825 –
Water & Sewer 68,211,433 – 68,211,433 –
Short-Term Investments 99,577 – 99,577 –
Total Investments at Value $1,117,047,787 $– $1,117,047,787 $–

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.9% Value
Asset-Backed Securities  14.6%
ACHV ABS Trust
$ 1,002,264
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 1,009,769
1,471,724
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
1,474,363
Affirm Asset Securitization Trust
3,350,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
3,356,363
3,300,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
3,312,339
39,891
6.270%,  5/15/2029, Ser.
2024-X1, Class A
a
39,902
1,738,353
5.220%,  12/17/2029, Ser.
2024-X2, Class A
a
1,738,628
3,124,249
5.080%,  4/15/2030, Ser.
2025-X1, Class A
a
3,125,858
Affirm Master Trust
4,500,000
4.990%,  2/15/2033, Ser.
2025-1A, Class A
a
4,518,653
American Credit Acceptance
Receivables Trust
2,750,000
4.850%,  5/14/2029, Ser.
2025-2, Class B
a
2,751,739
Annisa CLO, Ltd.
3,500,000
5.826%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
3,500,420
Auxilior Term Funding, LLC
2,243,100
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
2,251,967
Avis Budget Rental Car Funding
AESOP, LLC
5,370,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
5,454,990
7,050,000
5.250%,  4/20/2029, Ser.
2023-1A, Class A
a
7,163,984
Benefit Street Partners CLO IV, Ltd.
3,600,000
6.226%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,b
3,603,982
BRAVO Residential Funding Trust
1,429,041
5.100%,  (SOFR30A +
0.750%), 8/25/2025, Ser.
2021-HE2, Class A1
a,b
1,424,926
CarVal CLO I, Ltd.
4,200,000
6.168%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
4,205,468
CarVal CLO III, Ltd.
5,500,000
5.726%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
5,489,996
Cascade Funding Mortgage Trust
181,453
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
179,904
Cascade Funding Mortgage Trust,
LLC
528,210
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
522,929
Chenango Park CLO, Ltd.
4,000,000
6.118%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
4,005,908
Principal
Amount Long-Term Fixed Income  98.9% Value
Asset-Backed Securities  14.6% - continued
Commonbond Student Loan Trust
$ 115,888
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
$ 110,125
472,077
4.967%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
466,388
Dryden 61 CLO, Ltd.
3,250,000
5.902%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
3,257,036
Dryden 72 CLO, Ltd.
1,900,000
5.976%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,903,143
Education Funding Trust
896,889
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
853,288
Enterprise Fleet Financing, LLC
3,500,000
4.700%,  6/20/2031, Ser.
2024-4, Class A4
a
3,523,349
Foundation Finance Trust
872,974
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
821,937
2,843,526
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
2,947,861
GM Financial Automobile Leasing
Trust
1,500,000
4.220%,  10/20/2028, Ser.
2024-3, Class A4 1,492,302
GMAC Mortgage Corporation
Loan Trust
12,877
4.967%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
6,146
GoldenTree Loan Management US
CLO 11, Ltd.
2,000,000
5.406%,  (TSFR3M +
1.080%), 10/20/2034, Ser.
2021-11A, Class AR
a,b
1,999,090
GreatAmerica Leasing
Receivables Funding, LLC
1,100,000
4.520%,  10/15/2027, Ser.
2025-1, Class A2
a
1,099,107
GSAA Home Equity Trust
111,861
6.417%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
182,541
920,881
4.289%,  8/25/2034, Ser.
2004-10, Class M2
b
839,234
Hertz Vehicle Financing III, LLC
2,250,000
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
2,257,963
2,533,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
2,562,604
2,225,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
2,220,050
2,400,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
2,404,540
Hertz Vehicle Financing, LLC
1,763,333
6.560%,  9/25/2026, Ser.
2022-4A, Class D
a
1,762,700

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Asset-Backed Securities  14.6% - continued
KKR Static CLO I, Ltd.
$ 2,359,736
5.306%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
$ 2,357,331
3,250,000
5.776%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
3,239,603
Lendbuzz Securitization Trust
1,650,000
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
1,654,517
M&T Bank Auto Receivables Trust
1,750,000
4.890%,  7/15/2032, Ser.
2025-1A, Class A4
a
1,769,710
Madison Park Funding XXIV, Ltd.
200,000
5.876%,  (TSFR3M +
1.550%), 10/20/2029, Ser.
2016-24A, Class BR2
a,b
200,188
Madison Park Funding XXXIX, Ltd.
5,500,000
6.082%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
5,508,415
Marathon CLO, Ltd.
3,750,000
5.868%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
3,752,498
Marlette Funding Trust
264,908
5.950%,  7/17/2034, Ser.
2024-1A, Class A
a
265,102
MFA Trust
2,044,543
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
2,046,862
National Collegiate Trust
354,915
4.729%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
347,059
Navient Student Loan Trust
2,085,111
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
2,034,716
Neuberger Berman Loan Advisers
CLO 35, Ltd.
2,570,558
5.376%,  (TSFR3M +
1.050%), 1/19/2033, Ser.
2019-35A, Class ARR
a,b
2,566,507
Oak Street Investment
2,293,776
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,228,578
Octane Receivables Trust
1,890,012
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
1,904,348
OZLM XVII, Ltd.
5,200,000
6.326%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
5,193,349
Pagaya AI Debt Grantor Trust
1,318,127
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
1,320,497
3,351,822
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
3,354,034
3,150,000
5.365%,  12/15/2032, Ser.
2025-3, Class A2
a
3,163,347
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
3,509,868
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
3,530,978
Principal
Amount Long-Term Fixed Income  98.9% Value
Asset-Backed Securities  14.6% - continued
Palmer Square Loan Funding, Ltd.
$ 2,250,000
5.768%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
$ 2,252,986
5,000,000
5.768%,  (TSFR3M +
1.450%), 1/15/2033, Ser.
2024-2A, Class A2
a,b
4,994,700
3,000,000
5.521%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
2,974,122
3,500,000
5.655%,  (TSFR3M +
1.400%), 7/15/2033, Ser.
2025-2A, Class A2
a,b,e
3,500,378
PPM CLO 2, Ltd.
6,250,000
5.818%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
6,253,556
PRET, LLC
1,923,468
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,d
1,914,723
1,377,770
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d
1,382,547
1,738,556
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
1,738,014
PRPM, LLC
4,000,000
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,d
3,990,249
Terwin Mortgage Trust
514,165
5.967%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
511,398
Towd Point Asset Trust
1,062,993
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,024,495
Vericrest Opportunity Loan
Transferee
126,179
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
126,087
1,845,209
5.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a
1,844,059
Wheels Fleet Lease Funding 1,
LLC
2,750,000
4.800%,  9/19/2039, Ser.
2024-3A, Class A1
a
2,763,707
Total 171,550,152
Basic Materials  0.9%
Eastman Chemical Company
1,900,000 5.000%,  8/1/2029 1,921,364
Georgia-Pacific, LLC
1,425,000 4.400%,  6/30/2028
a
1,427,203
Glencore Funding, LLC
2,500,000 5.338%,  4/4/2027
a
2,528,235
2,525,000 6.125%,  10/6/2028
a
2,633,307
International Flavors & Fragrances,
Inc.
326,000 1.832%,  10/15/2027
a
306,762
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,365,405
Total 10,182,276
Capital Goods  1.9%
AGCO Corporation
1,900,000 5.450%,  3/21/2027 1,914,817

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Capital Goods  1.9% - continued
Amrize Finance US, LLC
$ 965,000 4.700%,  4/7/2028
a
$ 969,681
BAE Systems plc
1,565,000 5.000%,  3/26/2027
a
1,578,149
Boeing Company
2,500,000 2.196%,  2/4/2026 2,466,835
1,100,000 6.259%,  5/1/2027 1,128,088
Eaton Capital, ULC
950,000 4.450%,  5/9/2030 949,454
General Electric Company
1,275,000 4.300%,  7/29/2030 1,268,917
Howmet Aerospace, Inc.
1,900,000 3.000%,  1/15/2029 1,811,619
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 512,806
Lockheed Martin Corporation
950,000 4.150%,  8/15/2028 947,564
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026 1,649,068
Siemens Funding BV
950,000 4.350%,  5/26/2028
a
952,974
Sonoco Products Company
2,150,000 4.450%,  9/1/2026 2,145,917
Spirit AeroSystems, Inc.
2,575,000 4.600%,  6/15/2028 2,533,426
Veralto Corporation
1,900,000 5.500%,  9/18/2026 1,916,692
Total 22,746,007
Collateralized Mortgage Obligations  10.9%
A&D Mortgage Trust
2,651,874
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,d
2,669,945
2,621,171
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
2,616,688
ACRA Trust
4,540,840
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
4,545,545
Banc of America Funding Trust
200,687
6.490%,  1/25/2035, Ser.
2004-D, Class 4A1
b
203,175
511,160
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 504,323
Bear Stearns ARM Trust
86,407
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
81,801
CAFL Issuer, LLC
3,364,726
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
3,362,439
Chase Mortgage Finance Trust
Series
1,146,065
6.758%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,161,630
CHNGE Mortgage Trust
3,409,154
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
3,217,358
2,217,280
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
2,225,156
4,791,187
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
4,640,490
2,986,204
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
2,992,600
Principal
Amount Long-Term Fixed Income  98.9% Value
Collateralized Mortgage Obligations  10.9% -
continued
$ 2,704,769
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
$ 2,721,749
Citigroup Mortgage Loan Trust,
Inc.
463,010
5.420%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
441,372
COLT Mortgage Loan Trust
3,705,211
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,d
3,698,797
3,850,200
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
3,441,012
Countrywide Alternative Loan Trust
87,353
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 55,694
85,352
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 67,554
Credit Suisse Mortgage Capital
Certificates
4,098,094
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
3,561,895
Cross Mortgage Trust
2,991,069
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
a,b
2,991,100
Deephaven Residential Mortgage
Trust
4,360,619
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
3,975,980
4,527,872
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
3,942,839
Federal National Mortgage
Association - REMIC
3,369,990
4.000%,  7/25/2053, Ser.
2024-76, Class DA 3,275,172
Flagstar Mortgage Trust
2,056,605
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,837,530
GCAT Trust
3,437,691
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
3,098,294
2,599,696
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
2,599,527
GS Mortgage-Backed Securities
Trust
245,597
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
229,832
J.P. Morgan Alternative Loan Trust
226,045
5.051%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
168,901
J.P. Morgan Mortgage Trust
120,084
5.272%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
83,374
LHOME Mortgage Trust
1,900,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,d
1,903,094
2,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
2,267,624
3,500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
3,529,018
MFA Trust
4,007,224
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
3,899,620

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Collateralized Mortgage Obligations  10.9% -
continued
$ 3,750,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
$ 3,766,311
Morgan Stanley Residential
Mortgage Loan Trust
2,184,299
5.530%,  5/25/2070, Ser.
2025-NQM3, Class A1
a,b
2,183,164
NYMT Loan Trust
2,413,154
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
2,405,574
1,500,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
1,506,667
2,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
2,520,969
Palisades Mortgage Loan Trust
926,213
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
922,472
PRET Trust
2,892,404
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,d
2,776,136
PRPM, LLC
2,589,528
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
2,534,449
1,357,653
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,d
1,357,568
1,826,051
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
1,827,314
Radnor Re, Ltd.
1,074,417
6.350%,  (SOFR30A +
2.000%), 9/25/2034, Ser.
2024-1, Class M1A
a,b
1,075,395
Roc Mortgage Trust
90,470
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
90,197
3,500,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
3,487,543
2,700,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,d
2,695,235
Toorak Mortgage Trust
4,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,d
4,772,494
2,025,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
2,018,963
TRK Trust
4,179,585
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
3,877,972
4,113,945
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
3,626,380
Vericrest Opportunity Loan
Transferee
48,781
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a
48,755
Verus Securitization Trust
2,114,746
5.623%,  5/25/2070, Ser.
2025-3, Class A1
a,d
2,123,443
4,924,989
5.580%,  6/25/2070, Ser.
2025-5, Class A2
a,d
4,907,542
1,446,311
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
1,283,425
Visio 2020-1R Trust
261,229
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
249,234
Principal
Amount Long-Term Fixed Income  98.9% Value
Collateralized Mortgage Obligations  10.9% -
continued
Wachovia Mortgage Loan Trust,
LLC
$ 3,898
6.988%,  5/20/2036, Ser.
2006-A, Class 2A1
b
$ 3,797
Total 128,072,127
Commercial Mortgage-Backed Securities  3.2%
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,798,748
2,000,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class A
a
1,896,872
BBCMS Mortgage Trust
3,250,000
5.517%,  8/15/2058, Ser.
2025-5C36, Class A3
e
3,354,021
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
750,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
754,384
2,000,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
2,031,942
FirstKey Homes Trust
1,550,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
1,534,148
Home Partners of America Trust
3,574,518
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
3,446,583
Progress Residential Trust
4,055,567
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
3,956,372
3,750,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
3,460,848
1,498,149
3.400%,  2/17/2042, Ser.
2025-SFR1, Class A
a
1,415,385
1,600,000
3.305%,  4/17/2042, Ser.
2025-SFR2, Class A
a
1,498,891
Silver Hill Trust
682,032
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
672,072
Tricon Residential Trust
5,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
5,597,635
2,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
2,273,105
Total 37,691,006
Communications Services  2.5%
American Tower Corporation
1,000,000 1.450%,  9/15/2026 965,872
2,050,000 5.500%,  3/15/2028 2,100,262
AppLovin Corporation
4,000,000 5.125%,  12/1/2029 4,048,339
AT&T, Inc.
1,750,000 4.700%,  8/15/2030 1,763,308
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
875,000 6.150%,  11/10/2026 887,642
2,750,000 4.200%,  3/15/2028 2,719,143
1,725,000 6.100%,  6/1/2029 1,799,447

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Communications Services  2.5% - continued
Crown Castle, Inc.
$ 1,260,000 4.800%,  9/1/2028 $ 1,266,059
1,750,000 4.900%,  9/1/2029 1,762,526
NTT Finance Corporation
1,000,000 4.620%,  7/16/2028
a
1,002,111
Rogers Communications, Inc.
1,900,000 5.000%,  2/15/2029 1,924,292
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 5,056,827
T-Mobile USA, Inc.
3,125,000 4.850%,  1/15/2029 3,163,204
Warnermedia Holdings, Inc.
1,011,000 3.755%,  3/15/2027 991,296
Total 29,450,328
Consumer Cyclical  5.6%
American Honda Finance
Corporation
2,000,000 4.900%,  7/9/2027 2,017,042
2,000,000 4.450%,  10/22/2027 2,000,743
2,050,000 5.650%,  11/15/2028 2,120,895
Darden Restaurants, Inc.
2,000,000 4.350%,  10/15/2027 1,995,991
Ford Motor Credit Company, LLC
1,400,000 3.375%,  11/13/2025 1,393,034
1,150,000 5.125%,  11/5/2026 1,146,779
1,875,000 5.800%,  3/5/2027 1,885,546
2,500,000 5.113%,  5/3/2029 2,445,681
General Motors Company
938,000 6.125%,  10/1/2025 939,149
1,400,000 5.350%,  4/15/2028 1,422,728
General Motors Financial
Company, Inc.
950,000 5.400%,  5/8/2027 962,388
1,900,000 5.350%,  7/15/2027 1,923,397
1,900,000 5.050%,  4/4/2028 1,918,740
2,500,000 5.800%,  1/7/2029 2,577,488
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,896,960
Hyundai Capital America
1,360,000 1.800%,  10/15/2025
a
1,351,520
1,250,000 6.250%,  11/3/2025
a
1,254,211
1,250,000 1.650%,  9/17/2026
a,f
1,208,656
1,900,000 5.300%,  3/19/2027
a
1,917,778
2,225,000 4.875%,  6/23/2027
a
2,232,138
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a
1,227,456
Las Vegas Sands Corporation
1,565,000 5.900%,  6/1/2027 1,591,115
1,600,000 5.625%,  6/15/2028 1,625,463
Lennar Corporation
2,200,000 5.200%,  7/30/2030 2,241,241
McDonald's Corporation
1,300,000 4.800%,  8/14/2028 1,318,806
1,875,000 5.000%,  5/17/2029 1,916,744
Mercedes-Benz Finance North
America, LLC
1,575,000 5.200%,  8/3/2026
a
1,584,511
2,850,000 4.800%,  11/13/2026
a
2,863,576
O'Reilly Automotive, Inc.
1,900,000 5.750%,  11/20/2026 1,927,865
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,253,549
Principal
Amount Long-Term Fixed Income  98.9% Value
Consumer Cyclical  5.6% - continued
Royal Caribbean Cruises, Ltd.
$ 3,200,000 5.500%,  4/1/2028
a
$ 3,235,962
Stellantis Finance US, Inc.
3,050,000 5.350%,  3/17/2028
a
3,067,154
Toyota Motor Credit Corporation
1,250,000 4.650%,  1/5/2029 1,261,754
2,000,000 4.950%,  1/9/2030 2,041,136
Volkswagen Group of America
Finance, LLC
1,900,000 5.300%,  3/22/2027
a
1,914,079
Total 65,681,275
Consumer Non-Cyclical  5.8%
AbbVie, Inc.
3,000,000 4.650%,  3/15/2028 3,027,425
Altria Group, Inc.
635,000 4.875%,  2/4/2028 640,889
1,900,000 6.200%,  11/1/2028 1,991,932
Amgen, Inc.
1,425,000 5.150%,  3/2/2028 1,451,129
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,941,568
1,900,000 5.931%,  2/2/2029 1,984,916
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,267,690
Bunge, Ltd. Finance Corporation
2,700,000 4.100%,  1/7/2028 2,678,175
Campbell's Company
630,000 5.300%,  3/20/2026 632,516
Cargill, Inc.
1,900,000 4.625%,  2/11/2028
a
1,915,990
Conagra Brands, Inc.
2,750,000 4.850%,  11/1/2028 2,761,519
CVS Health Corporation
1,600,000 5.000%,  2/20/2026 1,601,382
2,500,000 5.400%,  6/1/2029 2,566,174
General Mills, Inc.
1,900,000 5.500%,  10/17/2028 1,959,898
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,868,215
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,752,060
2,400,000 5.000%,  3/1/2028 2,426,268
Illumina, Inc.
1,000,000 4.650%,  9/9/2026 999,492
Imperial Brands Finance plc
1,425,000 4.500%,  6/30/2028
a
1,421,963
Keurig Dr Pepper, Inc.
2,500,000 5.100%,  3/15/2027 2,524,148
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,454,095
Mars, Inc.
1,500,000 4.600%,  3/1/2028
a
1,508,252
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,452,756
PepsiCo, Inc.
2,900,000 4.100%,  1/15/2029 2,885,973
Pfizer Investment Enterprises,
Private Ltd.
1,900,000 4.450%,  5/19/2028 1,907,413
Philip Morris International, Inc.
1,600,000 4.875%,  2/15/2028 1,619,819

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Consumer Non-Cyclical  5.8% - continued
$ 2,500,000 4.125%,  4/28/2028 $ 2,483,701
625,000 4.875%,  2/13/2029 633,358
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,811,876
2,000,000 5.150%,  9/2/2029 2,036,766
Stryker Corporation
1,900,000 4.700%,  2/10/2028 1,917,487
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026 2,509,462
Total 68,634,307
Energy  3.9%
APA Corporation
1,900,000 4.375%,  10/15/2028
a
1,825,783
BP Capital Markets America, Inc.
950,000 4.699%,  4/10/2029 961,022
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,956,596
Columbia Pipelines Holding
Company, LLC
1,575,000 6.055%,  8/15/2026
a
1,591,720
1,260,000 6.042%,  8/15/2028
a
1,309,569
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,694,495
Diamondback Energy, Inc.
1,250,000 5.200%,  4/18/2027 1,262,033
Enbridge, Inc.
1,900,000 5.900%,  11/15/2026 1,929,155
Energy Transfer, LP
1,250,000 6.050%,  12/1/2026 1,271,668
1,900,000 5.250%,  7/1/2029 1,942,969
EOG Resources, Inc.
635,000 4.400%,  7/15/2028 636,805
Helmerich & Payne, Inc.
2,700,000 4.650%,  12/1/2027
f
2,661,446
Kinder Morgan, Inc.
1,300,000 5.100%,  8/1/2029 1,323,467
1,750,000 5.150%,  6/1/2030 1,785,710
MPLX, LP
1,300,000 1.750%,  3/1/2026 1,278,091
National Fuel Gas Company
1,600,000 5.500%,  3/15/2030 1,640,718
Occidental Petroleum Corporation
1,000,000 5.000%,  8/1/2027 1,007,192
ONEOK, Inc.
1,000,000 5.550%,  11/1/2026 1,010,494
2,000,000 4.250%,  9/24/2027 1,991,321
1,000,000 5.650%,  11/1/2028 1,031,592
Ovintiv, Inc.
2,550,000 5.375%,  1/1/2026 2,552,281
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,212,681
Plains All American Pipeline, LP/
PAA Finance Corporation
1,625,000 4.650%,  10/15/2025 1,624,500
Schlumberger Holdings
Corporation
875,000 5.000%,  5/29/2027
a
884,064
South Bow USA Infrastructure
Holdings, LLC
1,300,000 4.911%,  9/1/2027
a
1,304,386
Var Energi ASA
800,000 5.875%,  5/22/2030
a
823,268
Principal
Amount Long-Term Fixed Income  98.9% Value
Energy  3.9% - continued
Williams Companies, Inc.
$ 1,900,000 4.625%,  6/30/2030 $ 1,892,477
Total 45,405,503
Financials  33.5%
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,b
1,934,563
AEGON Funding Company, LLC
1,875,000 5.500%,  4/16/2027
a,f
1,893,846
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,800,000 1.750%,  1/30/2026 1,775,613
750,000 2.450%,  10/29/2026 730,126
1,550,000 6.100%,  1/15/2027 1,579,424
1,665,000 6.450%,  4/15/2027 1,712,645
1,925,000 4.625%,  9/10/2029 1,919,363
Aircastle, Ltd.
3,400,000 5.250%,  8/11/2025
a
3,400,000
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025 4,756,546
1,050,000 5.737%,  5/15/2029
b
1,069,370
American Express Company
2,000,000 5.098%,  2/16/2028
b
2,018,308
1,000,000 5.043%,  7/26/2028
b
1,011,494
1,900,000 4.731%,  4/25/2029
b
1,916,641
635,000 5.085%,  1/30/2031
b
648,507
American Homes 4 Rent, LP
725,000 4.950%,  6/15/2030 729,728
American International Group, Inc.
1,250,000 4.850%,  5/7/2030
f
1,266,463
Aon North America, Inc.
1,900,000 5.125%,  3/1/2027 1,918,192
Apollo Debt Solutions BDC
2,630,000 6.900%,  4/13/2029 2,747,242
Ares Capital Corporation
2,000,000 3.875%,  1/15/2026 1,991,621
1,200,000 2.150%,  7/15/2026 1,171,440
Ares Strategic Income Fund
1,400,000 5.700%,  3/15/2028 1,407,347
1,625,000 5.600%,  2/15/2030 1,619,157
Arthur J. Gallagher & Company
1,050,000 4.600%,  12/15/2027 1,053,600
1,050,000 4.850%,  12/15/2029 1,059,291
Associated Banc-Corp
1,300,000 6.455%,  8/29/2030
b
1,338,239
Aviation Capital Group, LLC
2,500,000 4.875%,  10/1/2025
a
2,495,937
1,275,000 4.750%,  4/14/2027
a
1,275,719
1,900,000 4.800%,  10/24/2030
a
1,881,007
Avolon Holdings Funding, Ltd.
2,150,000 5.500%,  1/15/2026
a
2,154,708
601,000 2.125%,  2/21/2026
a
591,565
1,200,000 4.950%,  1/15/2028
a
1,205,398
1,900,000 5.375%,  5/30/2030
a
1,933,163
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
992,892
2,000,000 5.365%,  7/15/2028
b
2,031,644
2,000,000 5.588%,  8/8/2028 2,060,962
Bank of America Corporation
3,500,000 1.734%,  7/22/2027
b
3,403,804
Bank of Montreal
1,885,000 5.266%,  12/11/2026 1,904,562
3,000,000 5.370%,  6/4/2027
f
3,053,235

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Financials  33.5% - continued
$ 2,250,000 4.567%,  9/10/2027
b
$ 2,249,820
Bank of New York Mellon
Corporation
800,000 4.700%,  9/20/2025
b,g
799,422
1,250,000 6.317%,  10/25/2029
b
1,320,349
Bank of New Zealand
3,200,000 4.846%,  2/7/2028
a
3,236,645
Bank of Nova Scotia
2,000,000 4.404%,  9/8/2028
b
1,997,575
Barclays plc
1,900,000 6.496%,  9/13/2027
b
1,937,346
2,000,000 2.279%,  11/24/2027
b
1,940,264
950,000 5.674%,  3/12/2028
b
965,702
1,900,000 4.837%,  9/10/2028
b
1,909,649
1,900,000 5.086%,  2/25/2029
b
1,921,415
Blackstone Private Credit Fund
1,150,000 4.950%,  9/26/2027 1,145,673
Blackstone Secured Lending Fund
1,725,000 5.875%,  11/15/2027 1,754,973
2,100,000 5.350%,  4/13/2028 2,116,832
Blue Owl Capital Corporation II
1,250,000 8.450%,  11/15/2026 1,294,005
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 1,091,572
1,900,000 6.600%,  9/15/2029 1,953,824
Blue Owl Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,992,348
3,080,000 3.750%,  6/17/2026
a
3,023,640
1,725,000 6.750%,  4/4/2029 1,766,547
BNP Paribas SA
2,200,000 1.323%,  1/13/2027
a,b
2,166,424
1,425,000 4.792%,  5/9/2029
a,b
1,430,278
1,400,000 5.176%,  1/9/2030
a,b
1,426,019
Boston Properties, LP
2,500,000 3.650%,  2/1/2026 2,486,605
BPCE SA
1,750,000 5.975%,  1/18/2027
a,b
1,759,439
Brown & Brown, Inc.
1,275,000 4.600%,  12/23/2026 1,277,281
950,000 4.900%,  6/23/2030 953,817
CaixaBank SA
1,900,000 4.634%,  7/3/2029
a,b
1,897,095
Canadian Imperial Bank of
Commerce
2,000,000 5.237%,  6/28/2027 2,030,140
1,900,000 4.857%,  3/30/2029
b
1,915,247
Capital One NA
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,222,703
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,909,059
1,800,000 4.625%,  12/15/2029 1,711,593
Charles Schwab Corporation
1,750,000 4.000%,  6/1/2026
b,g
1,725,075
Chubb INA Holdings, LLC
2,750,000 4.650%,  8/15/2029 2,785,459
Citadel Securities Global Holdings,
LLC
635,000 5.500%,  6/18/2030
a
640,545
Citadel, LP
2,550,000 6.000%,  1/23/2030
a
2,627,638
Principal
Amount Long-Term Fixed Income  98.9% Value
Financials  33.5% - continued
Citibank NA
$ 2,209,000 4.576%,  5/29/2027 $ 2,215,257
2,150,000 4.876%,  11/19/2027
b
2,158,780
Citigroup, Inc.
1,000,000 4.000%,  12/10/2025
b,g
993,324
1,850,000 1.122%,  1/28/2027
b
1,817,156
1,725,000 4.643%,  5/7/2028
b
1,726,753
1,100,000 5.174%,  2/13/2030
b
1,120,016
Citizens Financial Group, Inc.
1,550,000 5.253%,  3/5/2031
b
1,569,946
COPT Defense Properties, LP
550,000 2.250%,  3/15/2026 540,402
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,970,342
Corebridge Global Funding
2,575,000 4.650%,  8/20/2027
a
2,586,334
Cousins Properties, LP
1,750,000 5.250%,  7/15/2030 1,777,868
Credit Agricole SA
1,250,000 1.247%,  1/26/2027
a,b
1,229,395
2,000,000 4.631%,  9/11/2028
a,b
1,999,080
1,200,000 5.230%,  1/9/2029
a,b
1,215,773
1,275,000 6.316%,  10/3/2029
a,b
1,336,948
Credit Suisse Group AG
810,000 7.500%,  N/A
*,h
54,675
Deutsche Bank AG
3,000,000 6.000%,  10/30/2025
b,g
2,988,227
Deutsche Bank AG/New York, NY
1,450,000 2.129%,  11/24/2026
b
1,437,687
1,300,000 4.999%,  9/11/2030
b
1,310,876
1,450,000 4.950%,  8/4/2031
b,e
1,452,401
EPR Properties
3,125,000 4.950%,  4/15/2028 3,125,291
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,392,520
First Horizon Bank
2,499,000 5.750%,  5/1/2030
f
2,552,666
First-Citizens Bank & Trust
Company
2,050,000 6.125%,  3/9/2028 2,120,806
Fortitude Group Holdings, LLC
2,500,000 6.250%,  4/1/2030
a
2,563,135
FS KKR Capital Corporation
3,000,000 3.400%,  1/15/2026 2,977,630
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,774,597
GATX Corporation
1,250,000 5.400%,  3/15/2027 1,263,843
Goldman Sachs Bank USA/New
York, NY
1,900,000 5.283%,  3/18/2027
b
1,906,913
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 968,428
Goldman Sachs Group, Inc.
2,000,000 3.800%,  5/10/2026
b,g
1,960,983
2,500,000 3.615%,  3/15/2028
b
2,463,030
1,900,000 4.482%,  8/23/2028
b
1,899,880
1,900,000 6.484%,  10/24/2029
b
2,008,683
1,100,000 5.218%,  4/23/2031
b
1,124,786
Goldman Sachs Private Credit
Corporation
750,000 5.875%,  5/6/2028
a,f
755,760

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Financials  33.5% - continued
Healthcare Realty Holdings, LP
$ 1,125,000 3.100%,  2/15/2030 $ 1,045,211
Highwoods Realty, LP
1,770,000 4.200%,  4/15/2029 1,717,025
HPS Corporate Lending Fund
1,425,000 5.300%,  6/5/2027
a
1,424,876
HSBC Holdings plc
2,150,000 5.130%,  11/19/2028
b
2,172,603
1,250,000 4.899%,  3/3/2029
b
1,258,806
HSBC USA, Inc.
2,525,000 4.650%,  6/3/2028 2,537,405
Huntington Bank Auto Credit-
Linked Notes
527,966
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
531,358
ING Groep NV
2,000,000 1.726%,  4/1/2027
b
1,960,953
2,000,000 4.017%,  3/28/2028
b
1,983,950
1,900,000 4.858%,  3/25/2029
b
1,916,423
JPMorgan Chase & Company
2,000,000 3.650%,  6/1/2026
b,g
1,966,791
3,500,000 1.045%,  11/19/2026
b
3,461,633
1,275,000 1.040%,  2/4/2027
b
1,252,475
1,850,000 5.571%,  4/22/2028
b
1,882,744
2,750,000 4.979%,  7/22/2028
b
2,776,474
1,700,000 4.851%,  7/25/2028
b
1,713,685
KeyBank NA/Cleveland, OH
1,500,000 4.700%,  1/26/2026 1,499,052
KeyCorp
2,500,000 5.121%,  4/4/2031
b,f
2,526,849
Kilroy Realty, LP
2,881,000 4.375%,  10/1/2025 2,878,127
Lincoln Financial Global Funding
1,000,000 5.300%,  1/13/2030
a
1,024,522
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 349,800
950,000 5.985%,  8/7/2027
b
962,172
1,875,000 5.462%,  1/5/2028
b
1,895,487
2,000,000 3.750%,  3/18/2028
b
1,972,644
1,500,000 5.087%,  11/26/2028
b
1,516,294
LPL Holdings, Inc.
1,600,000 5.200%,  3/15/2030 1,619,456
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
b,g
1,681,863
Macquarie Airfinance Holdings,
Ltd.
1,829,000 6.400%,  3/26/2029
a
1,901,417
1,300,000 5.150%,  3/17/2030
a
1,298,905
Manufacturers & Traders Trust
Company
2,000,000 4.650%,  1/27/2026 1,999,768
MassMutual Global Funding II
1,900,000 4.850%,  1/17/2029
a
1,925,059
Met Tower Global Funding
2,000,000 4.000%,  10/1/2027
a
1,983,473
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,957,183
Mizuho Financial Group, Inc.
2,225,000 4.711%,  7/8/2031
b
2,220,246
Morgan Stanley
2,075,000 5.000%,  11/24/2025 2,076,201
2,250,000 6.138%,  10/16/2026
b
2,255,915
1,500,000 0.985%,  12/10/2026
b
1,480,031
Principal
Amount Long-Term Fixed Income  98.9% Value
Financials  33.5% - continued
$ 1,000,000 1.593%,  5/4/2027
b
$ 977,439
1,875,000 5.652%,  4/13/2028
b
1,910,020
3,000,000 5.164%,  4/20/2029
b
3,048,369
785,000 5.449%,  7/20/2029
b
805,763
Morgan Stanley Bank NA
1,850,000 4.447%,  10/15/2027
b
1,847,461
1,900,000 5.016%,  1/12/2029
b
1,923,507
Morgan Stanley Direct Lending
Fund
2,825,000 6.150%,  5/17/2029 2,891,217
National Bank of Canada
2,700,000 5.600%,  7/2/2027
b
2,722,513
NatWest Group plc
1,250,000 5.847%,  3/2/2027
b
1,258,212
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,930,831
2,500,000 5.000%,  6/6/2029
a
2,554,810
Nomura Holdings, Inc.
1,500,000 2.329%,  1/22/2027 1,450,746
2,700,000 5.594%,  7/2/2027 2,751,742
Nordea Bank Abp
3,300,000 1.500%,  9/30/2026
a
3,190,774
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,931,136
Omega Healthcare Investors, Inc.
1,630,000 5.250%,  1/15/2026 1,628,769
1,250,000 5.200%,  7/1/2030 1,253,969
PNC Bank NA
1,900,000 4.429%,  7/21/2028
b
1,899,659
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
b,g
2,408,928
1,250,000 6.615%,  10/20/2027
b
1,279,544
1,575,000 5.582%,  6/12/2029
b
1,623,983
Principal Life Global Funding II
2,000,000 4.800%,  1/9/2028
a
2,016,638
Regions Financial Corporation
1,200,000 5.722%,  6/6/2030
b
1,240,169
RGA Global Funding
2,500,000 5.448%,  5/24/2029
a
2,569,648
Royal Bank of Canada
2,100,000 5.069%,  7/23/2027
b
2,109,380
3,000,000 4.510%,  10/18/2027
b
2,996,649
1,925,000 4.498%,  8/6/2029
b,e
1,926,261
Santander Holdings USA, Inc.
1,750,000 2.490%,  1/6/2028
b
1,695,838
1,250,000 5.473%,  3/20/2029
b
1,270,289
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
b
1,072,985
Societe Generale SA
2,000,000 1.488%,  12/14/2026
a,b
1,974,798
2,150,000 5.250%,  2/19/2027
a
2,166,091
2,000,000 5.500%,  4/13/2029
a,b
2,031,453
Standard Chartered plc
2,100,000 2.608%,  1/12/2028
a,b
2,040,029
1,250,000 5.688%,  5/14/2028
a,b
1,271,493
1,600,000 5.545%,  1/21/2029
a,b
1,633,311
State Street Corporation
2,000,000 5.751%,  11/4/2026
b
2,005,023
825,000 4.536%,  2/28/2028 830,623
1,900,000 4.543%,  4/24/2028
b
1,905,408
2,200,000 5.684%,  11/21/2029
b
2,290,111

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Financials  33.5% - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 1,900,000 5.716%,  9/14/2028 $ 1,968,803
Sumitomo Mitsui Trust Bank, Ltd.
1,900,000 5.650%,  9/14/2026
a
1,923,421
Synchrony Financial
1,000,000 5.935%,  8/2/2030
b
1,027,783
Synovus Bank
3,155,000 5.625%,  2/15/2028 3,199,748
Toronto-Dominion Bank
2,550,000 4.861%,  1/31/2028 2,576,964
Truist Bank
2,750,000 4.420%,  7/24/2028
b
2,746,015
Truist Financial Corporation
825,000 4.950%,  9/1/2025
b,g
823,376
1,900,000 1.267%,  3/2/2027
b
1,860,467
2,225,000 5.071%,  5/20/2031
b
2,255,589
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
b
2,004,311
1,000,000 6.787%,  10/26/2027
b
1,026,257
1,750,000 4.548%,  7/22/2028
b
1,752,916
950,000 5.384%,  1/23/2030
b
975,804
2,000,000 5.100%,  7/23/2030
b
2,040,844
1,250,000 5.046%,  2/12/2031
b
1,269,809
UBS Group AG
5,650,000 1.305%,  2/2/2027
a,b
5,555,850
1,900,000 6.327%,  12/22/2027
a,b
1,944,674
1,625,000 6.850%,  9/10/2029
a,b,g
1,661,442
2,200,000 5.428%,  2/8/2030
a,b
2,255,543
Wells Fargo & Company
1,500,000 4.540%,  8/15/2026
b
1,499,660
1,650,000 3.526%,  3/24/2028
b
1,623,856
1,500,000 5.707%,  4/22/2028
b
1,529,253
3,000,000 4.970%,  4/23/2029
b
3,035,201
1,900,000 5.574%,  7/25/2029
b
1,956,403
Welltower OP, LLC
2,225,000 4.500%,  7/1/2030 2,219,259
Westpac New Zealand, Ltd.
2,500,000 5.132%,  2/26/2027
a
2,527,187
1,900,000 4.902%,  2/15/2028
a
1,922,801
Total 394,541,272
Foreign Government  0.2%
Eagle Funding Luxco SARL
1,575,000 5.500%,  8/17/2030
a,e
1,582,088
NBN Company, Ltd.
1,300,000 4.000%,  10/1/2027
a
1,285,868
Total 2,867,956
Mortgage-Backed Securities  1.3%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,500,000 5.000%,  8/1/2040
e
4,512,109
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
11,250,000 5.500%,  8/1/2042
e
11,190,439
37,778
6.502%,  (RFUCCT1Y +
1.502%), 1/1/2043
b
38,426
Total 15,740,974
Principal
Amount Long-Term Fixed Income  98.9% Value
Technology  3.2%
Broadcom, Inc.
$ 2,000,000 4.150%,  2/15/2028 $ 1,989,569
2,000,000 4.800%,  4/15/2028 2,022,776
2,650,000 5.050%,  7/12/2029 2,704,720
Dell International, LLC/EMC
Corporation
1,900,000 4.750%,  4/1/2028 1,915,178
Fiserv, Inc.
1,900,000 5.150%,  3/15/2027 1,918,373
1,900,000 5.450%,  3/2/2028 1,941,921
Foundry JV Holdco, LLC
1,900,000 5.500%,  1/25/2031
a
1,939,167
Hewlett Packard Enterprise
Company
650,000 4.450%,  9/25/2026 649,319
International Business Machines
Corporation
2,500,000 4.650%,  2/10/2028 2,519,550
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,490,826
Microchip Technology, Inc.
650,000 5.050%,  3/15/2029 657,343
Molex Electronic Technologies,
LLC
1,650,000 4.750%,  4/30/2028
a
1,651,509
Oracle Corporation
1,900,000 4.500%,  5/6/2028 1,904,812
1,600,000 4.800%,  8/3/2028 1,617,409
1,625,000 4.200%,  9/27/2029 1,605,713
Paychex, Inc.
575,000 5.100%,  4/15/2030 587,466
PayPal Holdings, Inc.
900,000 4.450%,  3/6/2028 904,422
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,588,596
Qualcomm, Inc.
1,425,000 4.500%,  5/20/2030 1,432,297
Roper Technologies, Inc.
1,925,000 4.500%,  10/15/2029 1,919,313
SK Hynix, Inc.
1,250,000 5.500%,  1/16/2027
a
1,265,625
Synopsys, Inc.
1,200,000 4.550%,  4/1/2027 1,201,881
VMware, LLC
650,000 1.400%,  8/15/2026 629,729
Total 38,057,514
Transportation  1.2%
Air Canada
3,125,000 3.875%,  8/15/2026
a
3,091,467
Delta Air Lines, Inc.
1,900,000 4.950%,  7/10/2028 1,908,429
630,000 5.250%,  7/10/2030 635,937
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
237,500 4.500%,  10/20/2025
a
236,916
ERAC USA Finance, LLC
1,250,000 5.000%,  2/15/2029
a
1,273,160
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,200,000 1.200%,  11/15/2025
a
1,187,625
Ryder System, Inc.
1,575,000 4.850%,  6/15/2030
f
1,585,097

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.9% Value
Transportation  1.2% - continued
United Airlines, Inc.
$ 3,125,000 4.375%,  4/15/2026
a
$ 3,106,432
United Parcel Service, Inc.
1,025,000 4.650%,  10/15/2030 1,033,318
Total 14,058,381
U.S. Government & Agencies  6.6%
U.S. Treasury Notes
15,000,000 3.750%,  6/30/2027 14,943,750
13,000,000 3.875%,  7/15/2028 12,995,937
49,860,000 4.000%,  10/31/2029 49,998,284
Total 77,937,971
Utilities  3.6%
American Electric Power
Company, Inc.
3,000,000 5.699%,  8/15/2025 3,000,475
1,425,000 1.000%,  11/1/2025 1,411,863
1,255,000 5.200%,  1/15/2029 1,282,458
Capital Power US Holdings, Inc.
1,250,000 5.257%,  6/1/2028
a
1,263,215
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,217,797
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,956,515
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,299,973
DTE Energy Company
2,100,000 4.950%,  7/1/2027 2,118,978
1,550,000 5.100%,  3/1/2029 1,577,062
Duke Energy Carolinas, LLC
2,000,000 4.850%,  3/15/2030 2,035,095
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,007,780
Evergy Kansas Central, Inc.
1,100,000 4.700%,  3/13/2028 1,107,368
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,942,396
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,296,310
Georgia Power Company
1,900,000 4.650%,  5/16/2028 1,916,234
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,496,068
National Rural Utilities Cooperative
Finance Corporation
1,900,000 4.750%,  2/7/2028 1,916,122
1,900,000 4.800%,  3/15/2028 1,923,436
637,000
7.482%,  (TSFR3M +
3.172%), 4/30/2043
b
637,022
Nevada Power Company
1,275,000 6.250%,  5/15/2055
b
1,270,156
NextEra Energy Capital Holdings,
Inc.
1,275,000 4.685%,  9/1/2027 1,281,257
1,600,000 5.050%,  3/15/2030 1,629,494
Southern Company
1,100,000 4.000%,  1/15/2051
b
1,094,007
1,250,000 3.750%,  9/15/2051
b
1,229,920
Vistra Operations Company, LLC
1,400,000 5.050%,  12/30/2026
a
1,402,425
Principal
Amount Long-Term Fixed Income  98.9% Value
Utilities  3.6% - continued
WEC Energy Group, Inc.
$ 794,000 5.600%,  9/12/2026 $ 802,231
Xcel Energy, Inc.
1,900,000 4.750%,  3/21/2028 1,911,404
Total 43,027,061
Total Long-Term Fixed Income
(cost $1,163,752,963) 1,165,644,110
Shares
Collateral Held for Securities
Loaned 1.5% Value
17,065,771 Thrivent Cash Management Trust 17,065,771
Total Collateral Held for
Securities Loaned
(cost $17,065,771) 17,065,771
Shares Preferred Stock 0.1% Value
Financials  0.1%
54,000 Citigroup Capital XIII, 10.942%
b
1,591,380
Total 1,591,380
Total Preferred Stock
(cost $1,490,400) 1,591,380
Shares or
Principal
Amount Short-Term Investments 2.2% Value
State Street Institutional U.S.
Government Money Market
Fund
12,407,520 4.250%
i
12,407,520
Thrivent Core Short-Term Reserve
Fund
1,300,000 4.580% 13,000,000
Total Short-Term Investments
(cost $25,407,520) 25,407,520
Total Investments (cost
$1,207,716,654) 102.7% $1,209,708,781
Other Assets and Liabilities, Net
(2.7%) (31,469,881)
Total Net Assets 100.0% $1,178,238,900
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2025, the value of these investments was $504,911,836 or 42.9%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
July 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2025.

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Short-Term
Bond Fund as of July 31, 2025 was $54,675 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 810,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Short-Term Bond Fund as of July 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 13,894,357
Total lending $13,894,357
Gross amount payable upon return of
collateral for securities loaned $17,065,771
Net amounts due to counterparty $3,171,414
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Short-Term Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 171,550,152 – 171,550,152 –
Basic Materials 10,182,276 – 10,182,276 –
Capital Goods 22,746,007 – 22,746,007 –
Collateralized Mortgage Obligations 128,072,127 – 128,072,127 –
Commercial Mortgage-Backed Securities 37,691,006 – 37,691,006 –
Communications Services 29,450,328 – 29,450,328 –
Consumer Cyclical 65,681,275 – 65,681,275 –
Consumer Non-Cyclical 68,634,307 – 68,634,307 –
Energy 45,405,503 – 45,405,503 –
Financials 394,541,272 – 394,541,272 –
Foreign Government 2,867,956 – 2,867,956 –
Mortgage-Backed Securities 15,740,974 – 15,740,974 –
Technology 38,057,514 – 38,057,514 –
Transportation 14,058,381 – 14,058,381 –
U.S. Government & Agencies 77,937,971 – 77,937,971 –
Utilities 43,027,061 – 43,027,061 –
Preferred Stock
Financials 1,591,380 1,591,380 – –
Short-Term Investments 12,407,520 12,407,520 – –
Subtotal Investments in Securities $1,179,643,010 $13,998,900 $1,165,644,110 $–
Other Investments  * Total
Collateral Held for Securities Loaned 17,065,771
Affiliated Short-Term Investments 13,000,000
Subtotal Other Investments $30,065,771
Total Investments at Value $1,209,708,781
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Short-Term Bond Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $13,000 $– $13,000 1,300 1.1%
Total Affiliated Short-Term Investments – 13,000 1.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,218 77,704 72,856 17,066 17,066 1.5
Total Collateral Held for Securities Loaned 12,218 17,066 1.5
Total Value $12,218 $30,066

Short-Term Bond Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $– $128
Total Income/Non Cash Income from Affiliated Investments $128
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 30
Total Affiliated Income from Securities Loaned, Net $30
Total $– $– $–

Small Cap Growth Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 95 .1 % Value
Communications Services  1.2%
73,368 CarGurus, Inc.
a
$ 2,407,938
Total 2,407,938
Consumer Discretionary  11.6%
15,267 Boot Barn Holdings, Inc.
a
2,624,397
27,958 Build-A-Bear Workshop, Inc. 1,417,750
21,179 Champion Homes, Inc.
a
1,289,801
8,046 Grand Canyon Education, Inc.
a
1,356,797
20,621 Installed Building Products, Inc. 4,171,422
34,460 Modine Manufacturing Company
a
4,636,938
3,987 Murphy USA, Inc. 1,445,208
6,925 Wingstop, Inc. 2,613,080
37,017 Wyndham Hotels & Resorts, Inc. 3,183,462
Total 22,738,855
Consumer Staples  3.9%
23,179 BJ's Wholesale Club Holdings,
Inc.
a
2,454,656
26,754 J & J Snack Foods Corporation 3,020,259
60,646 Vita Coco Company, Inc.
a
2,138,378
Total 7,613,293
Energy  0.7%
8,355 Gulfport Energy Corporation
a
1,454,856
Total 1,454,856
Financials  7.2%
52,130 Glacier Bancorp, Inc. 2,284,858
16,435 Houlihan Lokey, Inc. 3,133,497
103,530 Old National Bancorp 2,185,518
21,490 OneMain Holdings, Inc. 1,241,907
30,935 RLI Corporation 2,041,401
58,932 Triumph Financial, Inc.
a
3,342,623
Total 14,229,804
Health Care  14.6%
125,396 ADMA Biologics, Inc.
a
2,344,905
107,757 Concentra Group Holdings Parent,
Inc. 2,151,907
30,756 CorVel Corporation
a
2,724,982
22,029 Encompass Health Corporation 2,425,613
31,271 HealthEquity, Inc.
a
3,033,287
22,289 Inspire Medical Systems, Inc.
a
2,775,872
30,740 Merit Medical Systems, Inc.
a
2,608,596
14,229 Penumbra, Inc.
a
3,589,550
191,777 scPharmaceuticals, Inc.
a
974,227
61,680 Stevanato Group SPA
b
1,524,113
56,800 Twist Bioscience Corporation
a
1,906,776
74,440 Vericel Corporation
a
2,600,934
Total 28,660,762
Industrials  28.3%
65,723 Atmus Filtration Technologies, Inc. 2,557,282
31,989 Barrett Business Services, Inc. 1,470,534
25,972 BWX Technologies, Inc. 3,945,926
25,431 Casella Waste Systems, Inc.
a
2,765,113
76,318 CECO Environmental Corporation
a
3,430,494
74,698 Enerpac Tool Group Corporation 2,876,620
21,985 EnPro, Inc. 4,669,834
46,456 ExlService Holdings, Inc.
a
2,017,584
42,784 Federal Signal Corporation 5,415,171
172,987 Gates Industrial Corporation plc
a
4,290,077
17,616 Limbach Holdings, Inc.
a
2,413,392
196,042 Masterbrand, Inc.
a
2,162,343
Shares Common Stock  95.1% Value
Industrials  28.3% - continued
15,790 Moog, Inc. $ 3,056,628
82,561 Mueller Water Products, Inc. 2,044,210
10,996 RBC Bearings, Inc.
a
4,259,191
9,491 Sterling Construction Company,
Inc.
a
2,539,697
77,481 WNS Holdings, Ltd.
a
5,794,804
Total 55,708,900
Information Technology  23.2%
34,344 Agilysys, Inc.
a
3,917,964
15,181 Bel Fuse, Inc. 1,974,137
37,529 BlackLine, Inc.
a
2,018,310
10,407 CyberArk Software, Ltd.
a
4,282,168
28,365 Descartes Systems Group, Inc.
a
2,999,882
7,298 Fabrinet
a
2,362,582
88,542 Gitlab, Inc.
a
3,879,025
19,786 Guidewire Software, Inc.
a
4,475,989
80,668 I3 Verticals, Inc.
a
2,257,091
16,009 Impinj, Inc.
a
2,474,671
77,248 JFrog, Ltd.
a
3,353,336
24,999 Onto Innovation, Inc.
a
2,368,655
67,497 Pegasystems, Inc. 3,962,749
12,378 Silicon Laboratories, Inc.
a
1,631,049
42,158 TTM Technologies, Inc.
a
1,991,965
236,254 Weave Communications, Inc.
a
1,724,654
Total 45,674,227
Materials  1.4%
114,518 Constellium SE
a
1,570,042
66,899 Olin Corporation 1,267,067
Total 2,837,109
Real Estate  3.0%
18,134 Colliers International Group, Inc. 2,732,975
61,121 National Storage Affiliates Trust 1,800,625
24,744 Terreno Realty Corporation 1,373,044
Total 5,906,644
Total Common Stock
(cost $161,895,202) 187,232,388
Shares
Registered Investment
Companies   1 .8 % Value
U.S. Unaffiliated   1.8%
6,781 iShares Russell 2000 Growth ETF 1,967,507
18,877 SPDR S&P Biotech ETF 1,617,004
Total 3,584,511
Total Registered Investment
Companies (cost $3,354,166) 3,584,511
Shares
Collateral Held for Securities
Loaned 0 .7 % Value
1,450,950 Thrivent Cash Management Trust 1,450,950
Total Collateral Held for
Securities Loaned
(cost $1,450,950) 1,450,950

Small Cap Growth Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 3 .5 % Value
State Street Institutional U.S.
Government Money Market
Fund
6,881,741 4.250%
c
$ 6,881,741
Total Short-Term Investments
(cost $6,881,741) 6,881,741
Total Investments (cost
$173,582,059) 101.1% $ 199,149,590
Other Assets and Liabilities, Net
(1.1%) (2,228,525)
Total Net Assets 100.0% $ 196,921,065
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of July 31, 2025:
Securities Lending Transactions
Common Stock $ 1,405,999
Total lending $1,405,999
Gross amount payable upon return of
collateral for securities loaned $1,450,950
Net amounts due to counterparty $44,951
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,407,938 2,407,938 – –
Consumer Discretionary 22,738,855 22,738,855 – –
Consumer Staples 7,613,293 7,613,293 – –
Energy 1,454,856 1,454,856 – –
Financials 14,229,804 14,229,804 – –
Health Care 28,660,762 28,660,762 – –
Industrials 55,708,900 55,708,900 – –
Information Technology 45,674,227 45,674,227 – –
Materials 2,837,109 2,837,109 – –
Real Estate 5,906,644 5,906,644 – –
Registered Investment Companies
U.S. Unaffiliated 3,584,511 3,584,511 – –
Short-Term Investments 6,881,741 6,881,741 – –
Subtotal Investments in Securities $ 197,698,640 $ 197,698,640 $ – $ –
Other Investments  * Total
Collateral Held for Securities Loaned 1,450,950
Subtotal Other Investments $ 1,450,950
Total Investments at Value $ 199,149,590
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Growth Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $ 3,929 $ 25,572 $ 29,501 $ – – –%
Total Affiliated Short-Term Investments 3,929 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 7,968 6,517 1,451 1,451 0.7
Total Collateral Held for Securities Loaned – 1,451 0.7
Total Value $ 3,929 $ 1,451
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $ – $58
Total Income/Non Cash Income from Affiliated Investments $58
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $ –

Small Cap Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.7% Value
Communications Services  1.1%
739,895 Cogent Communications Holdings $ 33,731,813
Total 33,731,813
Consumer Discretionary  12.5%
840,355 Advance Auto Parts, Inc. 44,597,640
218,474 Boot Barn Holdings, Inc.
a
37,555,681
579,119 Build-A-Bear Workshop, Inc. 29,367,124
635,994 Champion Homes, Inc.
a
38,732,035
65,587 Group 1 Automotive, Inc. 27,031,682
969,210 La-Z-Boy, Inc. 34,862,484
284,196 Modine Manufacturing Company
a
38,241,414
523,505 SharkNinja, Inc.
a
60,778,930
898,642 Six Flags Entertainment
Corporation
a
26,923,314
451,482 Wyndham Hotels & Resorts, Inc. 38,827,452
Total 376,917,756
Consumer Staples  5.1%
248,093 J & J Snack Foods Corporation 28,007,219
701,332 John B. Sanfilippo & Son, Inc. 44,401,329
233,351 Marzetti Company 41,480,474
471,676 Turning Point Brands, Inc. 39,120,807
Total 153,009,829
Energy  3.1%
227,972 Expand Energy Corporation 23,886,906
676,014 Matador Resources Company 33,719,578
1,025,705 TechnipFMC plc 37,304,891
Total 94,911,375
Financials  16.2%
834,028 Ally Financial, Inc. 31,567,960
862,290 Bank of N.T. Butterfield & Son, Ltd. 39,242,818
1,706,936 Bridgewater Bancshares, Inc.
a
26,559,924
867,533 Donnelley Financial Solutions, Inc.
a
45,944,548
266,729 Enterprise Financial Services
Corporation 14,720,774
261,464 Federal Agricultural Mortgage
Corporation 45,042,403
997,727 Glacier Bancorp, Inc. 43,730,374
206,438 Houlihan Lokey, Inc. 39,359,469
1,446,431 Old National Bancorp 30,534,158
824,559 Old Republic International
Corporation 29,824,299
566,501 Prosperity Bancshares, Inc. 37,740,297
886,250 RLI Corporation 58,483,638
807,174 Triumph Financial, Inc.
a
45,782,909
Total 488,533,571
Health Care  12.3%
2,001,237 ADMA Biologics, Inc.
a
37,423,132
66,866 Chemed Corporation 27,568,852
1,825,133 Concentra Group Holdings Parent,
Inc. 36,447,906
203,468 CorVel Corporation
a
18,027,265
391,833 Encompass Health Corporation 43,144,731
62,770 Medpace Holdings, Inc.
a
26,815,344
190,053 Penumbra, Inc.
a
47,944,670
1,307,829 Progyny, Inc.
a
30,747,060
278,975 Repligen Corporation
a
32,659,603
1,508,300 Stevanato Group SPA
b
37,270,093
819,928 Twist Bioscience Corporation
a
27,524,983
Shares Common Stock  97.7% Value
Health Care  12.3% - continued
1,015,012 Viemed Healthcare, Inc.
a
$ 6,181,423
Total 371,755,062
Industrials  23.9%
1,398,003 Badger Infrastructure Solutions,
Ltd. 52,758,067
1,212,825 Barrett Business Services, Inc. 55,753,565
310,925 BWX Technologies, Inc. 47,238,835
801,678 Dayforce, Inc.
a
46,232,770
576,223 Enerpac Tool Group Corporation 22,190,348
1,993,895 Gates Industrial Corporation plc
a
49,448,596
1,079,028 Helios Technologies, Inc. 39,589,537
108,823 IES Holdings, Inc.
a
38,422,137
939,289 Knight-Swift Transportation
Holdings, Inc. 39,919,783
537,136 Korn Ferry 38,066,828
245,059 Landstar System, Inc. 32,683,519
72,301 Limbach Holdings, Inc.
a
9,905,237
2,418,422 Masterbrand, Inc.
a
26,675,195
193,831 Miller Industries, Inc. 7,898,613
228,363 Moog, Inc. 44,206,510
1,555,343 Schneider National, Inc. 38,028,136
619,326 Trex Company, Inc.
a
39,785,502
352,254 UFP Industries, Inc. 34,520,892
772,113 WNS Holdings, Ltd.
a
57,746,331
Total 721,070,401
Information Technology  10.8%
834,419 Crane NXT Company 49,514,424
124,672 Fabrinet
a
40,360,067
1,031,270 JFrog, Ltd.
a
44,767,431
166,707 Littelfuse, Inc. 42,898,712
145,856 Onto Innovation, Inc.
a
13,819,856
1,245,340 Pegasystems, Inc. 73,113,911
187,580 Plexus Corporation
a
23,916,450
806,625 TTM Technologies, Inc.
a
38,113,031
Total 326,503,882
Materials  5.3%
583,182 Greif, Inc. 36,991,234
648,315 Ingevity Corporation
a
27,093,084
4,678,255 Ivanhoe Mines, Ltd.
a
36,498,222
957,668 Olin Corporation 18,138,232
610,457 West Fraser Timber Company, Ltd. 42,310,775
Total 161,031,547
Real Estate  4.7%
194,869 Agree Realty Corporation 13,972,107
3,472,387 Cushman and Wakefield plc
a
42,328,398
1,546,025 National Storage Affiliates Trust 45,545,896
711,226 Terreno Realty Corporation 39,465,931
Total 141,312,332
Utilities  2.7%
338,333 Northwestern Energy Group, Inc. 18,168,482
700,309 Portland General Electric
Company 28,796,706
455,374 Spire, Inc. 33,911,702
Total 80,876,890
Total Common Stock
(cost $2,734,936,132) 2,949,654,458

Small Cap Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF
-
Exchange Traded Fund
plc
-
Public Limited Company
Shares
Collateral Held for Securities
Loaned 1.7% Value
50,212,230 Thrivent Cash Management Trust $ 50,212,230
Total Collateral Held for
Securities Loaned
(cost $50,212,230) 50,212,230
Shares
Registered Investment
Companies   1.5% Value
U.S. Unaffiliated   1.5%
186,134 iShares Semiconductor ETF
b
44,677,744
Total 44,677,744
Total Registered Investment
Companies (cost $45,939,649) 44,677,744
Shares or
Principal
Amount Short-Term Investments 0.8% Value
State Street Institutional U.S.
Government Money Market
Fund
26,029,216 4.250%
c
26,029,216
Total Short-Term Investments
(cost $26,029,216) 26,029,216
Total Investments (cost
$2,857,117,227) 101.7% $3,070,573,648
Other Assets and Liabilities, Net
(1.7%) (50,415,879)
Total Net Assets 100.0% $3,020,157,769
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of July 31, 2025:
Securities Lending Transactions
Common Stock $ 47,712,462
Total lending $47,712,462
Gross amount payable upon return of
collateral for securities loaned $50,212,230
Net amounts due to counterparty $2,499,768
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2025, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 33,731,813 33,731,813 – –
Consumer Discretionary 376,917,756 376,917,756 – –
Consumer Staples 153,009,829 153,009,829 – –
Energy 94,911,375 94,911,375 – –
Financials 488,533,571 488,533,571 – –
Health Care 371,755,062 371,755,062 – –
Industrials 721,070,401 668,312,334 52,758,067 –
Information Technology 326,503,882 326,503,882 – –
Materials 161,031,547 124,533,325 36,498,222 –
Real Estate 141,312,332 141,312,332 – –
Utilities 80,876,890 80,876,890 – –
Registered Investment Companies
U.S. Unaffiliated 44,677,744 44,677,744 – –
Short-Term Investments 26,029,216 26,029,216 – –
Subtotal Investments in Securities $3,020,361,418 $2,931,105,129 $89,256,289 $–
Other Investments  * Total
Collateral Held for Securities Loaned 50,212,230
Subtotal Other Investments $50,212,230
Total Investments at Value $3,070,573,648
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Stock Fund
Schedule of Investments as of July 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
7/31/2025
Shares Held at
7/31/2025
% of Net
Assets
7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $112,896 $253,247 $366,143 $– – –%
Total Affiliated Short-Term Investments 112,896 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   49,664 213,015 212,467 50,212 50,212 1.7
Total Collateral Held for Securities Loaned 49,664 50,212 1.7
Total Value $162,560 $50,212
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 7/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.580% $– $– $– $869
Total Income/Non Cash Income from Affiliated Investments $869
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 27
Total Affiliated Income from Securities Loaned, Net $27
Total $– $– $–

Notes to Schedule of Investments
as of July 31, 2025
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates market value) involves a constant
amortization of premium or accretion of discount to maturity.
Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the
Committee.  Private Equity Funds are typically valued at an
amount equal to the Net Asset Value (NAV) of a fund's investment in the Private Equity Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the
NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that
for the Private Equity Funds held by the Funds, if the NAV of the
Private Equity Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of July 31, 2025
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought

Notes to Schedule of Investments
as of July 31, 2025
(unaudited)

or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended July 31, 2025, none of the Funds
invested in options.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended July 31, 2025, Aggressive Allocation,
Dynamic Allocation, Government Bond, High Income Municipal
Bond, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Multisector
Bond used treasury futures to manage the duration and yield
curve exposure of the Fund versus the benchmark.
During the period ended July 31, 2025, Aggressive Allocation,
Dynamic Allocation, Global Stock, International Equity, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used equity futures to manage exposure to the equities markets.
During the period ended July 31, 2025, Aggressive Allocation,
Dynamic Allocation, Global Stock, International Equity, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A

Notes to Schedule of Investments
as of July 31, 2025
(unaudited)

buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended July 31, 2025, Dynamic Allocation,
Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, and Multisector Bond used
CDX Indices (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty. The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the period ended July 31, 2025, Aggressive Allocation,
Dynamic Allocation, Global Stock, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used total return swaps to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Funds. Pursuant
to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.